UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4681

Name of Registrant: Vanguard Bond Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – December 31, 2010

Item 1: Reports to Shareholders

Vanguard Bond Index Funds
Annual Report

December 31, 2010

Vanguard Total Bond Market Index Fund
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund

> All sectors of the broad U.S. bond market posted positive returns for the fiscal year ended December 31, 2010, with lower-quality bonds in the lead.

> The returns of all four Vanguard Bond Index Funds were in line with those of their target indexes. Results for Investor Shares ranged from 3.92% for the Short-Term Bond Index Fund to 10.27% for the Long-Term Bond Index Fund.

> For the decade ended December 31, each fund’s average annual return outpaced that of its respective peer-group average by a margin considered significant in the world of fixed income investing.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Total Bond Market Index Fund.	9
Short-Term Bond Index Fund.	32
Intermediate-Term Bond Index Fund.	50
Long-Term Bond Index Fund.	70
About Your Fund’s Expenses.	89
Glossary.	92

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010

	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Total Bond Market Index Fund
Investor Shares	2.68%	3.55%	2.87%	6.42%
Admiral™ Shares	2.79	3.67	2.87	6.54
Signal® Shares	2.79	3.67	2.87	6.54
Institutional Shares	2.83	3.71	2.87	6.58
Institutional Plus Shares	2.85	3.73	2.87	6.60
ETF Shares	2.79
Market Price				6.25
Net Asset Value				6.51
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index				6.58
Spliced Intermediate Investment-Grade Funds
Average				7.70

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.

Spliced Intermediate Investment-Grade Funds Average: Based on average returns for Intermediate U.S. Government Funds through December 31, 2001, and average returns for Intermediate Investment Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

The inception date of the Institutional Plus Shares is February 5, 2010. For the period ended December 31, 2010, the returns and other data shown in the table above reflect a blend of the historical performance of the fund's Institutional Shares prior to February 5, 2010, and of the Institutional Plus Shares from then on.

Vanguard Short-Term Bond Index Fund
Investor Shares	1.06%	2.22%	1.70%	3.92%
Admiral™ Shares	1.17	2.33	1.70	4.03
Signal® Shares	1.17	2.33	1.70	4.03
ETF Shares	1.17
Market Price				3.91
Net Asset Value				4.00
Spliced Barclays Capital U.S. 1–5 Year
Government/Credit Float Adjusted Index				4.08
Spliced 1–5 Year Investment-Grade Debt Funds
Average				4.56

Spliced Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 1–5 Year Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index thereafter.

Spliced 1–5 Year Investment-Grade Debt Funds Average: Based on average returns for 1–5 Year U.S. Government Funds through December 31, 2001, and average returns for 1–5 Year Investment Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal, Institutional, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010

	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	3.17%	4.26%	5.11%	9.37%
Admiral™ Shares	3.28	4.38	5.11	9.49
Signal® Shares	3.28	4.38	5.11	9.49
Institutional Shares	3.32	4.42	5.11	9.53
ETF Shares	3.28
Market Price				9.13
Net Asset Value				9.55
Spliced Barclays Capital U.S. 5–10 Year
Government/Credit Float Adjusted Index				9.44
Spliced Intermediate Investment-Grade Funds
Average				7.70

Spliced Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 5–10 Year Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index thereafter.

Spliced Intermediate Investment-Grade Funds Average: Based on average returns for Intermediate U.S. Government Funds through December 31, 2001, and average returns for Intermediate Investment Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Vanguard Long-Term Bond Index Fund
Investor Shares	4.93%	5.21%	5.06%	10.27%
Institutional Shares	5.08	5.38	5.06	10.44
ETF Shares	5.04
Market Price				10.52
Net Asset Value				10.36
Spliced Barclays Capital U.S. Long
Government/Credit Float Adjusted Index				10.16
Spliced Corporate A-Rated Debt Funds Average				7.62

Spliced Barclays Capital U.S. Long Government/Credit Float Adjusted Index: Barclays Capital U.S. Long Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. Long Government/Credit Float Adjusted Index thereafter.

Spliced Corporate A-Rated Debt Funds Average: Based on average returns for General Government Funds through December 31, 2001, and the average returns for Corporate A-Rated Debt Funds thereafter. Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal, Institutional, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2009 , Through December 31, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Bond Market Index Fund
Investor Shares	$10.35	$10.60	$0.362	$0.047
Admiral Shares	10.35	10.60	0.374	0.047
Signal Shares	10.35	10.60	0.374	0.047
Institutional Shares	10.35	10.60	0.378	0.047
Institutional Plus Shares	10.35	10.60	0.380	0.047
ETF Shares	78.31	80.21	2.793	0.356
Vanguard Short-Term Bond Index Fund
Investor Shares	$10.42	$10.55	$0.229	$0.047
Admiral Shares	10.42	10.55	0.240	0.047
Signal Shares	10.42	10.55	0.240	0.047
ETF Shares	79.35	80.35	1.796	0.359
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	$10.72	$11.21	$0.448	$0.057
Admiral Shares	10.72	11.21	0.461	0.057
Signal Shares	10.72	11.21	0.461	0.057
Institutional Shares	10.72	11.21	0.465	0.057
ETF Shares	78.85	82.56	3.326	0.421
Vanguard Long-Term Bond Index Fund
Investor Shares	$11.56	$12.04	$0.595	$0.103
Institutional Shares	11.56	12.04	0.613	0.103
ETF Shares	75.91	79.07	3.954	0.676

The inception date of the Institutional Plus Shares is February 5, 2010. For the period ended December 31, 2010, the returns and other data shown in the table above reflect a blend of the historical performance of the fund's Institutional Shares prior to February 5, 2010, and of the Institutional Plus Shares from then on.

3

Chairman’s Letter

Dear Shareholder,

With the shortest-term interest rates anchored near zero by Federal Reserve policy, yield-hungry investors in 2010 reached farther out along the maturity curve and farther down the credit-quality ladder, boosting bond prices. Echoing 2009, for the most part, the lower the quality the higher the return. But, in bright contrast to last year, all major sectors of the fixed income market posted positive returns.

In this environment, the Long-Term Bond Index Fund moved from last place among the four Vanguard Bond Index Funds in 2009 to first place in 2010, with a return of 10.27%. Not far behind was the Intermediate-Term Bond Index Fund, with a return of 9.37%, followed by the Total Bond Market Index Fund’s 6.42% return. The Short-Term Bond Index Fund brought up the rear with a return of 3.92%. Within each fund, capital gains and investment income made roughly similar contributions to total return.

Please note: As part of our ongoing efforts to lower the cost of investing for all of our clients, we have broadened the availability of our lower-cost Admiral Shares, reducing the Admiral minimums for most of our broad-market index funds from $100,000 to $10,000. In addition, we have eliminated the minimum investment requirement for Signal Shares for certain clients.

4

The fixed income market reprised a familiar theme
Although U.S. Treasury securities rallied through the summer, total return tables were dominated by riskier bonds for the full 12 months, a pattern we also saw in 2009. Low interest rates and a sense that the economic recovery was gathering momentum prompted investors to seek higher yields in both high-quality and below-investment-grade corporate bonds. The broad U.S. bond market returned 6.54%. Late in the year, yields bounced off summer lows, putting pressure on bond prices. The dynamic was especially pronounced among municipal bonds.

As it has since December 2008, the Fed held its target for short-term interest rates near 0%, keeping the returns available from money market instruments such as the 3-month Treasury bill in the same neighborhood.

Stocks rallied as the forecast seemed to brighten
After a series of false starts, hesitations, and retreats, global stock markets finished 2010 with powerful gains. As the prospect of a double-dip recession faded, the broad U.S. stock market clambered higher, shrugging off high unemployment and distress in Europe’s debt markets to return 17.70%. Small- and mid-capitalization stocks did even better.

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2010
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.54%	5.90%	5.80%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	2.38	4.08	4.09
Citigroup Three-Month U.S. Treasury Bill Index	0.13	0.69	2.29

Stocks
Russell 1000 Index (Large-caps)	16.10%	-2.37%	2.59%
Russell 2000 Index (Small-caps)	26.86	2.22	4.47
Dow Jones U.S. Total Stock Market Index	17.70	-1.56	3.17
MSCI All Country World Index ex USA (International)	11.60	-4.58	5.29

CPI
Consumer Price Index	1.50%	1.43%	2.18%

5

Outside the United States, gains were more muted, in part because Europe’s sovereign debt challenges continued to reverberate through local stock markets. Emerging markets were the best performers. Asia’s developed markets performed weakly, though the strength of the yen, the Australian dollar, and other regional currencies bolstered returns for U.S.-based investors.

Not a straight line, but another good year
The four Vanguard Bond Index Funds are designed to produce returns that closely track those of their designated segments of the investment-grade bond market. Each fund therefore has a sizable stake in U.S. Treasury and government agency bonds—consistent with those bonds’ representation in the target Barclays float adjusted indexes. The Short-Term Bond Index held the largest Treasury and agency position—more than 70% of total assets at year-end. At the other end of the scale, these bonds accounted for more than 40% of the Long-Term and Total Bond Index Funds—still a large slice of total assets.

The various bond market segments moved in and out of favor with investors during the year. In the first six months, jitters about European debt and slower growth in the U.S. economy made the safety of Treasuries more appealing to investors—even though that meant forgoing potentially higher returns. In the second half, however, as investors became more optimistic, their appetite for risk returned.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Total Bond Market Index Fund	0.22%	0.12%	0.12%	0.07%	0.05%	0.12%	0.91%
Short-Term Bond Index Fund	0.22	0.12	0.12	—	—	0.12	0.90
Intermediate-Term Bond Index
Fund	0.22	0.12	0.12	0.07	—	0.12	0.91
Long-Term Bond Index Fund	0.22	—	—	0.07	—	0.12	1.09

The fund expense ratios shown are from the prospectus dated April 27, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the funds’ expense ratios were: for the Total Bond Market Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.11% for ETF Shares; for the Short-Term Bond Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, and 0.11% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; and for the Long-Term Bond Index Fund, 0.22% for Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the Total Bond Market Index Fund, Intermediate-Term Investment-Grade Debt Funds; for the Short-Term Bond Index Fund, 1–5 Year Investment-Grade Debt Funds; for the Intermediate-Term Bond Index Fund, Imtermediate-Term Investment-Grade Debt Funds; for the Long-Term Bond Index Fund, Corporate A-Rated Debt Funds.

6

Total Returns
Ten Years Ended December 31, 2010

Average
Annual Return
Total Bond Market Index Fund Investor Shares	5.57%
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index	5.84
Spliced Intermediate Investment-Grade Funds Average	4.83

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.

Spliced Intermediate Investment-Grade Funds Average: Based on average returns for Intermediate U.S. Government Funds through December 31, 2001, and average returns for Intermediate Investment Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Short-Term Bond Index Fund Investor Shares	4.61%
Spliced Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index	4.88
Spliced 1–5 Year Investment-Grade Debt Funds Average	3.54

Spliced Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 1–5 Year Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index thereafter.

Spliced 1–5 Year Investment-Grade Debt Funds Average: Based on average returns for 1–5 Year U.S. Government Funds through December 31, 2001, and average returns for 1–5 Year Investment Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Intermediate-Term Bond Index Fund Investor Shares	6.50%
Spliced Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index	6.69
Spliced Intermediate Investment-Grade Funds Average	4.83

Spliced Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 5–10 Year Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index thereafter.

Spliced Intermediate Investment-Grade Funds Average: Based on average returns for Intermediate U.S. Government Funds through December 31, 2001, and average returns for Intermediate Investment Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Long-Term Bond Index Fund Investor Shares	7.11%
Spliced Barclays Capital U.S. Long Government/Credit Float Adjusted Index	7.11
Spliced Corporate A-Rated Debt Funds Average	4.90

Spliced Barclays Capital U.S. Long Government/Credit Float Adjusted Index: Barclays Capital U.S. Long Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. Long Government/Credit Float Adjusted Index thereafter.

Spliced Corporate A-Rated Debt Funds Average: Based on average returns for General Government Funds through December 31, 2001, and the average returns for Corporate A-Rated Debt Funds thereafter. Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

For the year as a whole, corporate bonds returned about 9%, overtaking the almost 6% return of Treasuries, giving a relative boost to funds with higher levels of corporate holdings. Yield spreads of corporate and other bonds relative to Treasuries generally continued to come back into line with historical norms after spiking during the financial crisis. The year-over-year change in 30-day SEC yields was most notable in the Intermediate-Term Bond Index Fund (3.17% at December 31, 2010, down from 3.85%) and the Total Bond Index Fund (2.68%, down from 3.33%).

Indexing skill and low costs support long-term results
For the ten years ended December 31, 2010, the Long-Term Bond Index Fund’s 7.11% average annual return was again the highest of the four funds in this report. In a period marked by disappointing stock performance and exceptionally strong bond returns, the 5.57% average annual return of the Total Bond Market Index Fund outpaced that of the broad U.S. stock market (2.64% for the Dow Jones U.S. Total Stock Market Index).

Each fund’s result outperformed that of its respective peer-group average for the decade, in part reflecting the competitive advantage of low costs—which enable investors to keep more of a fund’s return. Importantly, all four of the Vanguard Bond Index Funds also met the objective of closely tracking the return of their target index, which of course incurs no expenses. Close index tracking, whether markets are up or down, is the hallmark of a successful index fund. The funds’ long-term performance record is a tribute to the experienced team of portfolio managers, traders, risk managers, and credit analysts of Vanguard Fixed Income Group who have ably guided the funds.

With interest rates near generational lows, it seems reasonable to assume that the next move may be up—which could hurt bond returns in the short term—but a rate rise is by no means preordained. Absent a crystal ball, diversification may be the next best thing. And your portfolio should be appropriately balanced consistent with your investment goals, time horizon, and risk tolerance. Any one or more of the Vanguard Bond Index Funds—which are low-cost, broadly diversified index funds that seek to track the performance of their respective segments of the investment-grade bond market—can play an important role within such a portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
President and Chief Executive Officer
January 13, 2011

8

Total Bond Market Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VBMFX	VBTLX	VBTSX	VBTIX	VBMPX	BND
Expense Ratio1	0.22%	0.12%	0.12%	0.07%	0.05%	0.12%
30-Day SEC Yield	2.68%	2.79%	2.79%	2.83%	2.85%	2.79%

Financial Attributes
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	4,741	8,216
Yield to Maturity
(before expenses)	2.9%	2.9%
Average Coupon	4.4%	4.2%
Average Duration	5.0 years	5.0 years
Average Effective
Maturity	7.0 years	7.1 years
Short-Term
Reserves	1.9%	—

Sector Diversification (% of portfolio)
Asset-Backed		0.3%
Commercial Mortgage-Backed		3.2
Finance		7.3
Foreign		4.3
Government Mortgage-Backed		27.7
Industrial		11.0
Treasury/Agency		43.0
Utilities		2.3
Other		0.9

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
Spliced
Barclays
Aggregate
Float Adj
Index
R-Squared	0.99
Beta	1.00
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.7%
1 - 3 Years	23.6
3 - 5 Years	23.7
5 - 10 Years	38.9
10 - 20 Years	5.0
20 - 30 Years	7.9
Over 30 Years	0.2

Distribution by Credit Quality (% of portfolio)
Aaa	75.7%
Aa	4.7
A	10.7
Baa	8.9
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated April 27, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.11% for ETF Shares.

9

Total Bond Market Index Fund

Investment Focus

10

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Bond Market Index Fund
Investor Shares	6.42%	5.72%	5.57%	$17,200
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	6.58	5.81	5.84	17,640
Spliced Intermediate Investment-Grade
Funds Average	7.70	4.66	4.83	16,024

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.

Spliced Intermediate Investment-Grade Funds Average: Based on average returns for Intermediate U.S. Government Funds through December 31, 2001, and average returns for Intermediate Investment Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(11/12/2001)	Investment
Total Bond Market Index Fund
Admiral Shares	6.54%	5.82%	5.04%	$15,668
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	6.58	5.81	5.23	15,932

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

11

Total Bond Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/1/2006)	Investment
Total Bond Market Index Fund
Signal Shares	6.54%	6.22%	$12,989
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	6.58	6.19	12,971
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standard.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Bond Market Index Fund
Institutional Shares	6.58%	5.86%	5.71%	$8,711,098
Spliced Barclays Capital U.S. Aggregate
Float Adjusted Index	6.58	5.81	5.84	8,820,161

				Final Value
	One	Five	Ten	of a $100,000,000
	Year	Years	Years	Investment
Total Bond Market Index Fund
Institutional Plus Shares	6.60%	5.86%	5.71%	$174,253,018
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	6.58	5.81	5.84	176,403,226

The inception date of the Institutional Plus Shares is February 5, 2010. For the period ended December 31, 2010, the returns and other data shown in the table above reflect a blend of the historical performance of the fund's Institutional Shares prior to February 5, 2010, and of the Institutional Plus Shares from then on.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/3/2007)	Investment
Total Bond Market Index Fund
ETF Shares Net Asset Value	6.51%	6.20%	$12,525
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	6.58	6.19	12,524
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

12

Total Bond Market Index Fund

Cumulative Returns of ETF Shares: April 3, 2007, Through December 31, 2010

		Since
	One	Inception
	Year	(4/3/2007)
Total Bond Market Index Fund
ETF Shares Market Price	6.25%	25.25%
Total Bond Market Index Fund
ETF Shares Net Asset Value	6.51	25.25
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	6.58	25.24

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

				Spliced
				Barclays
				Aggregate
				Float Adj
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	6.52%	1.91%	8.43%	8.44%
2002	5.88	2.38	8.26	10.25
2003	4.64	-0.67	3.97	4.10
2004	4.43	-0.19	4.24	4.34
2005	4.43	-2.03	2.40	2.43
2006	4.97	-0.70	4.27	4.33
2007	5.22	1.70	6.92	6.97
2008	4.85	0.20	5.05	5.24
2009	4.26	1.67	5.93	5.93
2010	3.55	2.87	6.42	6.58

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.

13

Total Bond Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	1.875%	2/28/14	785,075	804,090	0.9%
United States Treasury Note/Bond	0.375%	10/31/12	786,091	783,756	0.9%
United States Treasury Note/Bond	0.875%	2/29/12	766,135	770,448	0.9%
United States Treasury Note/Bond	0.750%	5/31/12	741,005	744,480	0.9%
United States Treasury Note/Bond	1.375%	1/15/13	667,525	677,745	0.8%
United States Treasury Note/Bond	1.750%	8/15/12	620,135	632,730	0.7%
United States Treasury Note/Bond	6.250%	8/15/23	497,635	625,776	0.7%
United States Treasury Note/Bond	2.750%	10/31/13	554,478	582,806	0.7%
United States Treasury Note/Bond	1.750%	3/31/14	569,725	580,852	0.7%
United States Treasury Note/Bond	1.000%	4/30/12	562,050	566,440	0.7%
United States Treasury Note/Bond	1.375%	5/15/12	500,200	506,843	0.6%
United States Treasury Note/Bond	2.625%	11/15/20	528,873	499,536	0.6%
United States Treasury Note/Bond	3.000%	9/30/16	468,850	486,211	0.6%
United States Treasury Note/Bond	4.500%	8/15/39	470,744	483,911	0.6%
United States Treasury Note/Bond	3.375%	11/15/19	471,533	481,775	0.6%
United States Treasury Note/Bond	4.750%	8/15/17	420,505	476,878	0.6%
United States Treasury Note/Bond	3.875%	5/15/18	423,966	456,094	0.5%
United States Treasury Note/Bond	3.125%	9/30/13	423,540	449,283	0.5%
United States Treasury Note/Bond	2.125%	11/30/14	430,659	441,223	0.5%
United States Treasury Note/Bond	2.625%	6/30/14	418,290	437,703	0.5%
United States Treasury Note/Bond	3.500%	5/15/20	423,573	434,361	0.5%
United States Treasury Note/Bond	4.750%	2/15/37	402,670	432,870	0.5%
United States Treasury Note/Bond	1.125%	12/15/12	425,225	429,545	0.5%
United States Treasury Note/Bond	1.750%	7/31/15	387,368	386,159	0.5%
United States Treasury Note/Bond	3.000%	8/31/16	365,675	379,560	0.4%
United States Treasury Note/Bond	3.625%	2/15/20	357,959	371,887	0.4%
United States Treasury Note/Bond	4.750%	5/31/12	345,720	366,788	0.4%
United States Treasury Note/Bond	9.875%	11/15/15	262,900	360,625	0.4%
United States Treasury Note/Bond	8.750%	8/15/20	244,040	356,869	0.4%
United States Treasury Note/Bond	4.625%	2/15/40	333,501	349,552	0.4%
United States Treasury Note/Bond	8.750%	5/15/17	250,815	344,517	0.4%

14

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	2.625%	8/15/20	362,071	343,685	0.4%
	United States Treasury Note/Bond	5.125%	5/15/16	282,610	325,575	0.4%
	United States Treasury Note/Bond	2.375%	2/28/15	311,822	321,373	0.4%
	United States Treasury Note/Bond	4.375%	11/15/39	319,296	321,193	0.4%
	United States Treasury Note/Bond	2.625%	2/29/16	311,975	320,214	0.4%
	United States Treasury Note/Bond	1.500%	12/31/13	293,800	297,978	0.3%
	United States Treasury Note/Bond	2.375%	10/31/14	286,385	296,408	0.3%
	United States Treasury Note/Bond	7.875%	2/15/21	208,392	291,001	0.3%
	United States Treasury Note/Bond	2.500%	6/30/17	281,625	280,569	0.3%
	United States Treasury Note/Bond	3.250%	6/30/16	263,740	278,082	0.3%
	United States Treasury Note/Bond	4.375%	5/15/40	274,315	275,730	0.3%
	United States Treasury Note/Bond	1.000%	3/31/12	263,050	265,065	0.3%
	United States Treasury Note/Bond	4.000%	8/15/18	242,200	262,598	0.3%
	United States Treasury Note/Bond	2.750%	5/31/17	254,555	257,857	0.3%
	United States Treasury Note/Bond	3.125%	1/31/17	246,495	256,202	0.3%
	United States Treasury Note/Bond	4.250%	11/15/17	230,355	253,787	0.3%
	United States Treasury
	Note/Bond	0.375%–11.250%	12/31/11–8/15/40	9,673,144	10,393,214	12.0%
					30,741,844	35.6%
Agency Bonds and Notes
1	Federal Home Loan Bank
	of Chicago	5.625%	6/13/16	3,705	3,950	0.0%
1	Federal Home Loan Banks	0.875%–5.625%	5/18/12–7/15/36	1,015,400	1,082,711	1.3%
1,2	Federal Home Loan
	Mortgage Corp.	0.000%–6.750%	1/15/12–7/15/32	1,367,613	1,459,906	1.7%
1	Federal National
	Mortgage Assn.	4.375%	9/15/12	279,035	296,620	0.4%
1,2	Federal National
	Mortgage Assn.	0.000%–8.200%	1/9/12–7/15/37	1,632,666	1,744,321	2.0%
	Agency Bonds and Notes-Other †				1,247,058	1.4%
					5,834,566	6.8%
Conventional Mortgage-Backed Securities
1,2	Fannie Mae Pool	3.500%	1/1/26	249,200	250,914	0.3%
1,2	Fannie Mae Pool	3.500%–11.000%	1/1/11–1/1/41	9,716,870	10,340,229	12.0%
1,2	Freddie Mac Gold Pool	3.500%–10.000%	1/1/11–1/1/41	6,650,117	7,036,082	8.2%
1,2	Freddie Mac
	Non Gold Pool	8.000%–9.500%	7/1/16–3/1/20	63	69	0.0%
2	Ginnie Mae I Pool	4.000%–11.500%	3/15/11–1/1/41	2,956,707	3,147,775	3.6%
2	Ginnie Mae II Pool	4.500%	1/1/41	471,125	489,673	0.6%
2	Ginnie Mae II Pool	3.500%–8.500%	4/20/18–12/20/40	1,634,549	1,748,379	2.0%
					23,013,121	26.7%
Nonconventional Mortgage-Backed Securities
1,2	Fannie Mae Pool	2.289%–6.308%	11/1/32–12/1/40	465,448	487,245	0.6%
1,2	Freddie Mac Non
	Gold Pool	2.490%–6.410%	4/1/33–12/1/40	399,664	420,025	0.5%
2	Ginnie Mae I Pool	7.900%	2/15/21	4	5	0.0%
2	Ginnie Mae II Pool	3.375%	6/20/29	249	259	0.0%
					907,534	1.0%
Total U.S. Government and Agency Obligations (Cost $58,792,513)					60,497,065	70.1%
[3]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,000,269) †					3,281,547	3.8%

15

Total Bond Market Index Fund

				Market	Percentage
				Value•	of Net
		Coupon		($000)	Assets
Corporate Bonds
Finance
3	Banking †			4,055,634	4.7%
3	Brokerage †			117,450	0.1%
3	Finance Companies †			685,307	0.8%
3	Insurance †			1,032,272	1.2%
	Other Finance †			32,503	0.1%
3	Real Estate Investment Trusts †			280,822	0.3%
				6,203,988	7.2%
Industrial
3	Basic Industry †			940,011	1.1%
3	Capital Goods †			917,468	1.1%
3	Communication †			1,962,577	2.3%
	Consumer Cyclical †			890,454	1.0%
3	Consumer Noncyclical †			2,302,046	2.7%
3	Energy †			1,296,381	1.5%
	Other Industrial †			10,076	0.0%
3	Technology †			739,932	0.8%
	Transportation †			328,543	0.4%
				9,387,488	10.9%
Utilities
3	Electric †			1,421,566	1.7%
3	Natural Gas †			542,436	0.6%
	Other Utility †			8,004	0.0%
				1,972,006	2.3%
Total Corporate Bonds (Cost $16,566,981)				17,563,482	20.4%
[3]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $3,571,666) †				3,713,895	4.3%
Taxable Municipal Bonds (Cost $749,778) †				735,978	0.8%
Tax-Exempt Municipal Bonds (Cost $5,669) †				5,344	0.0%

			Shares
Temporary Cash Investment
Money Market Fund
[4,5]	Vanguard Market Liquidity Fund
	(Cost $1,766,140)	0.211%	1,766,139,908	1,766,140	2.1%
^Total Investments (Cost $84,453,016)				87,563,451	101.5%
Other Assets and Liabilities
Other Assets				2,250,975	2.6%
Liabilities[5]				(3,539,754)	-4.1%
				(1,288,779)	-1.5%
Net Assets				86,274,672	100.0%

16

Total Bond Market Index Fund

At December 31, 2010, net assets consisted of:

Amount
($000)
Paid-in Capital	83,185,236
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(20,999)
Unrealized Appreciation (Depreciation)	3,110,435
Net Assets	86,274,672

Investor Shares—Net Assets
Applicable to 1,362,117,507 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,437,374
Net Asset Value Per Share—Investor Shares	10.60

Admiral Shares—Net Assets
Applicable to 2,566,207,619 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	27,199,761
Net Asset Value Per Share—Admiral Shares	10.60

Signal Shares—Net Assets
Applicable to 831,446,171 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,812,663
Net Asset Value Per Share—Signal Shares	10.60

Institutional Shares—Net Assets
Applicable to 1,926,474,955 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	20,419,101
Net Asset Value Per Share—Institutional Shares	10.60

17

Total Bond Market Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 599,854,287 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,357,983
Net Asset Value Per Share—Institutional Plus Shares	10.60

ETF Shares—Net Assets
Applicable to 112,800,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,047,790
Net Asset Value Per Share—ETF Shares	80.21

See Note A in the Notes to Financial Statements.
^ The total value of securities on loan is $121,998,000.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represents 1% or less of net assets.
1 The issuers operates under a congressional charter, its securities are not backed by the full faith of and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Certain of the fund's securities are exempt from registration under Rule 144A of the Securities Act odf 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate value of these securities was $373,505,000, representing 0.4% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield,
5 Includes $124,772,000 of collateral received for securities on loan.
    See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Bond Market Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Interest[1]	2,945,157
Security Lending	422
Total Income	2,945,579
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,502
Management and Administrative—Investor Shares	36,176
Management and Administrative—Admiral Shares	17,507
Management and Administrative—Signal Shares	6,068
Management and Administrative—Institutional Shares	6,067
Management and Administrative—Institutional Plus Shares	970
Management and Administrative—ETF Shares	5,568
Marketing and Distribution—Investor Shares	6,185
Marketing and Distribution—Admiral Shares	3,867
Marketing and Distribution—Signal Shares	2,526
Marketing and Distribution—Institutional Shares	5,339
Marketing and Distribution—Institutional Plus Shares	1,084
Marketing and Distribution—ETF Shares	2,243
Custodian Fees	1,023
Auditing Fees	49
Shareholders’ Reports—Investor Shares	357
Shareholders’ Reports—Admiral Shares	48
Shareholders’ Reports—Signal Shares	71
Shareholders’ Reports—Institutional Shares	204
Shareholders’ Reports—Institutional Plus Shares	6
Shareholders’ Reports—ETF Shares	343
Trustees’ Fees and Expenses	117
Total Expenses	101,320
Net Investment Income	2,844,259
Realized Net Gain (Loss) on Investment Securities Sold	510,477
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,501,294
Net Increase (Decrease) in Net Assets Resulting from Operations	4,856,030
1 Interest income from an affiliated company of the fund was $7,123,000.

See accompanying Notes, which are an intergral part of the Financial Statements.

19

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,844,259	2,489,581
Realized Net Gain (Loss)	510,477	352,173
Change in Unrealized Appreciation (Depreciation)	1,501,294	543,003
Net Increase (Decrease) in Net Assets Resulting from Operations	4,856,030	3,384,757
Distributions
Net Investment Income
Investor Shares	(688,791)	(770,305)
Admiral Shares	(742,912)	(632,712)
Signal Shares	(300,220)	(327,633)
Institutional Shares	(663,596)	(572,912)
Institutional Plus Shares	(169,547)	—
ETF Shares	(279,193)	(189,300)
Realized Capital Gain[1]
Investor Shares	(67,415)	—
Admiral Shares	(120,242)	—
Signal Shares	(36,929)	—
Institutional Shares	(91,189)	—
Institutional Plus Shares	(27,393)	—
ETF Shares	(40,157)	—
Total Distributions	(3,227,584)	(2,492,862)
Capital Share Transactions
Investor Shares	(5,708,328)	(10,335,988)
Admiral Shares	8,963,563	4,698,656
Signal Shares	159,700	946,785
Institutional Shares	4,361,442	3,044,080
Institutional Plus Shares	6,329,913	—
ETF Shares	2,668,702	3,210,839
Net Increase (Decrease) from Capital Share Transactions	16,774,992	1,564,372
Total Increase (Decrease)	18,403,438	2,456,267
Net Assets
Beginning of Period	67,871,234	65,414,967
End of Period	86,274,672	67,871,234

1 Includes fiscal 2010 short-term gains distributions totaling $130,494,000. Short-term gains distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Bond Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.35	$10.18	$10.16	$9.99	$10.06
Investment Operations
Net Investment Income	.362	.421	.477	.501	.485
Net Realized and Unrealized Gain (Loss)
on Investments	.297	.170	.020	.170	(.070)
Total from Investment Operations	.659	.591	.497	.671	.415
Distributions
Dividends from Net Investment Income	(.362)	(.421)	(.477)	(.501)	(.485)
Distributions from Realized Capital Gains	(.047)	—	—	—	—
Total Distributions	(.409)	(.421)	(.477)	(.501)	(.485)
Net Asset Value, End of Period	$10.60	$10.35	$10.18	$10.16	$9.99

Total Return[1]	6.42%	5.93%	5.05%	6.92%	4.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,437	$19,555	$29,687	$29,532	$23,769
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.20%	0.19%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.38%	4.09%	4.73%	5.02%	4.88%
Portfolio Turnover Rate[2]	75%[3]	80%	61%	54%	63%

1 Total returns do not include account service fees that may have been applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.
3  Includes 28% that is attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Bond Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.35	$10.18	$10.16	$9.99	$10.06
Investment Operations
Net Investment Income	.374	.432	.486	.510	.494
Net Realized and Unrealized Gain (Loss)
on Investments	.297	.170	.020	.170	(.070)
Total from Investment Operations	.671	.602	.506	.680	.424
Distributions
Dividends from Net Investment Income	(.374)	(.432)	(.486)	(.510)	(.494)
Distributions from Realized Capital Gains	(.047)	—	—	—	—
Total Distributions	(.421)	(.432)	(.486)	(.510)	(.494)
Net Asset Value, End of Period	$10.60	$10.35	$10.18	$10.16	$9.99

Total Return	6.54%	6.04%	5.15%	7.02%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,200	$17,932	$12,978	$10,232	$7,900
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.11%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.49%	4.19%	4.82%	5.11%	4.97%
Portfolio Turnover Rate[1]	75%[2]	80%	61%	54%	63%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.
2  Includes 28% that is attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Bond Market Index Fund

Financial Highlights

Signal Shares

					Sept. 1,
					2006[1] to
For a Share Outstanding			Year Ended December 31,		Dec. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.35	$10.18	$10.16	$9.99	$9.94
Investment Operations
Net Investment Income	.374	.432	.486	.510	.166
Net Realized and Unrealized Gain (Loss)
on Investments	.297	.170	.020	.170	.050
Total from Investment Operations	.671	.602	.506	.680	.216
Distributions
Dividends from Net Investment Income	(.374)	(.432)	(.486)	(.510)	(.166)
Distributions from Realized Capital Gains	(.047)	—	—	—	—
Total Distributions	(.421)	(.432)	(.486)	(.510)	(.166)
Net Asset Value, End of Period	$10.60	$10.35	$10.18	$10.16	$9.99

Total Return	6.54%	6.04%	5.15%	7.02%	2.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,813	$8,450	$7,372	$5,414	$632
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.11%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	3.49%	4.19%	4.82%	5.11%	4.97%[2]
Portfolio Turnover Rate[3]	75%[4]	80%	61%	54%	63%

1  Inception.

2  Annualized.
3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's captial shares, including ETF Creation Units.
4  Includes 28% that is attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total Bond Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.35	$10.18	$10.16	$9.99	$10.06
Investment Operations
Net Investment Income	.378	.437	.490	.513	.498
Net Realized and Unrealized Gain (Loss)
on Investments	.297	.170	.020	.170	(.070)
Total from Investment Operations	.675	.607	.510	.683	.428
Distributions
Dividends from Net Investment Income	(.378)	(.437)	(.490)	(.513)	(.498)
Distributions from Realized Capital Gains	(.047)	—	—	—	—
Total Distributions	(.425)	(.437)	(.490)	(.513)	(.498)
Net Asset Value, End of Period	$10.60	$10.35	$10.18	$10.16	$9.99

Total Return	6.58%	6.09%	5.19%	7.05%	4.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,419	$15,692	$12,431	$9,492	$8,257
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	3.53%	4.24%	4.86%	5.14%	5.01%
Portfolio Turnover Rate[1]	75%[2]	80%	61%	54%	63%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.
2  Includes 28% that is attributable to mortgage-dollar- roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total Bond Market Index Fund

Financial Highlights

Institutional Plus Shares

February 5, 2010[1] to
For a Share Outstanding Throughout the Period	December 31, 2010
Net Asset Value, Beginning of Period	$10.50
Investment Operations
Net Investment Income	.343
Net Realized and Unrealized Gain (Loss) on Investments	.147
Total from Investment Operations	.490
Distributions
Dividends from Net Investment Income	(.343)
Distributions from Realized Capital Gains	(.047)
Total Distributions	(.390)
Net Asset Value, End of Period	$10.60

Total Return	4.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,358
Ratio of Total Expenses to Average Net Assets	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	3.55%[2]
Portfolio Turnover Rate[3]	75%[4]

1  Inception. See Note G in Notes to Financial Statements.
2  Annualized.
3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.
4  Includes 28% that is attributable to mortgage- dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Total Bond Market Index Fund

Financial Highlights

ETF Shares

				April 3,
				2007[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$78.31	$76.93	$76.61	$74.95
Investment Operations
Net Investment Income	2.793	3.163	3.525	2.351
Net Realized and Unrealized Gain (Loss) on Investments	2.256	1.380	.320	1.660
Total from Investment Operations	5.049	4.543	3.845	4.011
Distributions
Dividends from Net Investment Income	(2.793)	(3.163)	(3.525)	(2.351)
Distributions from Realized Capital Gains	(.356)	—	—	—
Total Distributions	(3.149)	(3.163)	(3.525)	(2.351)
Net Asset Value, End of Period	$80.21	$78.31	$76.93	$76.61

Total Return	6.51%	6.03%	5.18%	5.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,048	$6,242	$2,946	$1,095
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	3.49%	4.19%	4.83%	5.10%[2]
Portfolio Turnover Rate[3]	75%[4]	80%	61%	54%

1  Inception.
2  Annualized.
3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.
4  Includes 28% that is attributable to mortgage- dollar- roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

3. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously purchases similar securities for future settlement at a lower price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. Although the fund forgoes principal and interest paid on the securities sold, it is compensated by interest earned on the sale proceeds and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions, in which the fund buys securities from a dealer pursuant to a TBA transaction and simultaneously sells similar securities for future settlement. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls with only highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

27

Total Bond Market Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $15,664,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 6.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

28

Total Bond Market Index Fund

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	60,497,065	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,281,547	—
Corporate Bonds	—	17,563,453	29
Sovereign Bonds	—	3,713,895	—
Taxable Municipal Bonds	—	735,978	—
Tax-Exempt Municipal Bonds	—	5,344	—
Temporary Cash Investments	1,766,140	—	—
Total	1,766,140	85,797,282	29

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2010:

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2009	57
Change in Unrealized Appreciation (Depreciation)	(28)
Balance as of December 31, 2010	29

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2010, the fund realized $7,459,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $30,434,000 from accumulated net realized losses to paid-in capital.

The fund acquired additional realized losses of $762,000 to offset future capital gains in connection with the acquisition of Institutional Total Bond Market Index Fund in February 2010 (See Note G); these losses have been reclassified from paid-in capital to accumulated net realized losses. The fund used capital loss carryforward of $96,531,000 to offset taxable capital gains realized during the year ended December 31, 2010, reducing the amount of capital gains that would otherwise be available to distribute to shareholders.

29

Total Bond Market Index Fund

At December 31, 2010, the cost of investment securities for tax purposes was $84,474,015,000. Net unrealized appreciation of investment securities for tax purposes was $3,089,436,000, consisting of unrealized gains of $3,398,905,000 on securities that had risen in value since their purchase and $309,469,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2010, the fund purchased $7,931,752,000 of investment securities and sold $2,971,350,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $68,975,251,000 and $57,473,152,000, respectively.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	6,696,013	630,298	7,982,568	779,356
Issued in Lieu of Cash Distributions	711,525	66,797	687,168	67,060
Redeemed	(13,115,866)	(1,223,913)	(19,005,724)	(1,873,272)
Net Increase (Decrease)—Investor Shares	(5,708,328)	(526,818)	(10,335,988)	(1,026,856)
Admiral Shares
Issued	11,942,039	1,114,390	6,429,050	626,833
Issued in Lieu of Cash Distributions	782,810	73,488	565,799	55,172
Redeemed	(3,761,286)	(353,873)	(2,296,193)	(224,500)
Net Increase (Decrease)—Admiral Shares	8,963,563	834,005	4,698,656	457,505
Signal Shares
Issued	3,777,846	355,374	3,291,701	321,384
Issued in Lieu of Cash Distributions	295,468	27,753	290,553	28,363
Redeemed	(3,913,614)	(367,943)	(2,635,469)	(257,541)
Net Increase (Decrease)—Signal Shares	159,700	15,184	946,785	92,206
Institutional Shares
Issued	9,066,632	852,560	6,850,147	668,591
Issued in Lieu of Cash Distributions	707,590	66,393	530,609	51,771
Redeemed	(5,412,780)	(508,354)	(4,336,676)	(425,444)
Net Increase (Decrease)—Institutional Shares	4,361,442	410,599	3,044,080	294,918
Institutional Plus Shares
Issued	3,762,449	352,823	—	—
Issued in Connection with Acquisition of
Institutional Total Bond Market Index Fund	4,235,240	403,613	—	—
Issued in Lieu of Cash Distributions	174,330	16,321	—	—
Redeemed	(1,842,106)	(172,903)	—	—
Net Increase (Decrease)—Institutional Plus Shares	6,329,913	599,854	—	—

30

Total Bond Market Index Fund

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	2,861,499	35,500	3,210,839	41,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(192,797)	(2,400)	—	—
Net Increase (Decrease)—ETF Shares	2,668,702	33,100	3,210,839	41,400

G. As of the close of business on February 5, 2010, the fund acquired all the net assets of Vanguard Institutional Total Bond Market Index Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The acquisition was accomplished by a tax-free exchange of 403,613,000 shares of the fund for 80,272,000 shares of Institutional Total Bond Market Index Fund outstanding as of the close of business on February 5, 2010. Shares of Institutional Total Bond Market Index Fund were exchanged for new Institutional Plus Shares of the fund. The Institutional Total Bond Market Index Fund’s net assets as of the close of business on February 5, 2010, of $4,235,240,000, including $134,921,000 of unrealized appreciation, were combined with the fund’s net assets. The net assets of the fund immediately before the acquisition were $70,363,886,000. The net assets of the fund immediately following the acquisition were $74,599,126,000.

Assuming that the acquisition had been completed on January 1, 2010, the beginning of the fund’s reporting period, the fund’s pro forma results of operations for the year ended December 31, 2010, would be:

($000)
Net Investment Income	2,860,952
Realized Net Gain (Loss)	511,892
Change in Unrealized Appreciation (Depreciation)	1,559,781
Net Increase (Decrease) in Net Assets Resulting from Operations	4,932,625

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Institutional Total Bond Market Index Fund that have been included in the fund’s statement of operations since February 5, 2010.

H. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

31

Short-Term Bond Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics

	Investor	Admiral	Signal	ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VBISX	VBIRX	VBSSX	BSV
Expense Ratio1	0.22%	0.12%	0.12%	0.12%
30-Day SEC Yield	1.06%	1.17%	1.17%	1.17%

Financial Attributes

		Barclays	Spliced
		1–5 Year	Barclays
		Gov/ Credit	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	1,273	2,287	8,216
Yield to Maturity
(before expenses)	1.3%	1.3%	2.9%
Average Coupon	2.8%	2.8%	4.2%
Average Duration	2.6 years	2.6 years	5.0 years
Average Effective
Maturity	2.7 years	2.7 years	7.1 years
Short-Term
Reserves	0.5%	—	—

Sector Diversification (% of portfolio)
Finance			9.4%
Foreign			6.8
Government Mortgage-Backed			0.1
Industrial			9.9
Treasury/Agency			71.9
Utilities			1.5
Other			0.4

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Spliced	Spliced
	Barclays	Barclays
	1–5 Year	Aggregate
	Gov/Credit	Float Adj
	FA Index	Index
R-Squared	0.99	0.97
Beta	1.03	1.68
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year		2.8%
1 - 3 Years		55.8
3 - 5 Years		41.1
5 - 10 Years		0.3

Distribution by Credit Quality (% of portfolio)
Aaa		76.8%
Aa		6.4
A		10.4
Baa		6.4
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, and 0.11% for ETF Shares.

32

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Short-Term Bond Index Fund Investor
Shares	3.92%	4.98%	4.61%	$15,687
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	6.58	5.81	5.84	17,640
Spliced Barclays Capital U.S. 1–5 Year
Government/Credit Float Adjusted
Index	4.08	5.06	4.88	16,107
Spliced 1–5 Year Investment-Grade
Debt Funds Average	4.56	3.37	3.54	14,161

Spliced Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 1–5 Year Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index thereafter. Spliced 1–5 Year Investment-Grade Debt Funds Average: Based on average returns for 1–5 Year U.S. Government Funds through December 31, 2001, and average returns for 1–5 Year Investment Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

33

Short-Term Bond Index Fund

		Average Annual Total Returns
		Periods Ended December 31, 2010
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(11/12/2001)	Investment
Short-Term Bond Index Fund
Admiral Shares	4.03%	5.07%	4.03%	$14,350
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	6.58	5.81	5.30	16,032
Spliced Barclays Capital U.S. 1–5
Year Government/Credit Float
Adjusted Index	4.08	5.06	4.25	14,621
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(3/30/2007)	Investment
Short-Term Bond Index Fund Signal
Shares	4.03%	5.22%	$12,107
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	6.58	6.17	12,522
Spliced Barclays Capital U.S. 1–5
Year Government/Credit Float
Adjusted Index	4.08	5.19	12,091
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/3/2007)	Investment
Short-Term Bond Index Fund
ETF Shares Net Asset Value	4.00%	5.24%	$12,106
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	6.58	6.19	12,524
Spliced Barclays Capital U.S. 1–5 Year
Government/Credit Float Adjusted Index	4.08	5.21	12,095
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

34

Short-Term Bond Index Fund

Cumulative Returns of ETF Shares: April 3, 2007, Through December 31, 2010

		Since
	One	Inception
	Year	(4/3/2007)
Short-Term Bond Index Fund
ETF Shares Market Price	3.91%	21.18%
Short-Term Bond Index Fund
ETF Shares Net Asset Value	4.00	21.06
Spliced Barclays Capital U.S. 1–5 Year
Government/Credit Float Adjusted Index	4.08	20.95
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

				Spliced
				Barclays
				1–5 Year
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	5.88%	3.00%	8.88%	9.03%
2002	4.60	1.50	6.10	8.12
2003	3.22	0.15	3.37	3.35
2004	2.98	-1.28	1.70	1.85
2005	3.48	-2.17	1.31	1.44
2006	4.39	-0.30	4.09	4.22
2007	4.79	2.43	7.22	7.27
2008	3.95	1.48	5.43	5.12
2009	2.91	1.37	4.28	4.62
2010	2.22	1.70	3.92	4.08

Spliced Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 1–5 Year Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index thereafter.

35

Short-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	1.375%	9/15/12	512,295	519,662	2.5%
United States Treasury Note/Bond	2.500%	3/31/15	383,718	397,210	1.9%
United States Treasury Note/Bond	1.750%	8/15/12	375,145	382,764	1.9%
United States Treasury Note/Bond	1.375%	11/15/12	372,267	377,792	1.8%
United States Treasury Note/Bond	2.375%	10/31/14	355,785	368,238	1.8%
United States Treasury Note/Bond	2.625%	7/31/14	349,460	365,458	1.8%
United States Treasury Note/Bond	1.375%	1/15/13	358,220	363,704	1.8%
United States Treasury Note/Bond	2.625%	6/30/14	336,355	351,965	1.7%
United States Treasury Note/Bond	1.750%	3/31/14	329,165	335,594	1.6%
United States Treasury Note/Bond	2.375%	2/28/15	318,932	328,701	1.6%
United States Treasury Note/Bond	1.875%	2/28/14	278,485	285,230	1.4%
United States Treasury Note/Bond	1.250%	10/31/15	272,925	264,183	1.3%
United States Treasury Note/Bond	1.375%	5/15/12	253,385	256,750	1.2%
United States Treasury Note/Bond	2.250%	5/31/14	243,510	251,918	1.2%
United States Treasury Note/Bond	1.875%	4/30/14	246,125	251,702	1.2%
United States Treasury Note/Bond	2.125%	11/30/14	229,550	235,181	1.1%
United States Treasury Note/Bond	1.125%	12/15/12	230,555	232,897	1.1%
United States Treasury Note/Bond	0.750%	5/31/12	224,715	225,769	1.1%
United States Treasury Note/Bond	2.750%	10/31/13	211,515	222,321	1.1%
United States Treasury Note/Bond	0.625%	12/31/12	217,900	218,002	1.1%
United States Treasury Note/Bond	1.750%	7/31/15	215,235	214,564	1.0%
United States Treasury Note/Bond	2.125%	12/31/15	213,300	214,433	1.0%
United States Treasury Note/Bond	1.375%	11/30/15	218,400	212,291	1.0%
United States Treasury Note/Bond	1.875%	6/30/15	210,803	211,627	1.0%
United States Treasury Note/Bond	0.875%	1/31/12	210,020	211,169	1.0%
United States Treasury Note/Bond	1.125%	1/15/12	208,545	210,174	1.0%
United States Treasury Note/Bond	0.625%	7/31/12	203,382	203,891	1.0%
United States Treasury Note/Bond	4.750%	5/31/12	183,165	194,327	0.9%
United States Treasury Note/Bond	0.500%	11/30/12	182,045	181,788	0.9%
United States Treasury Note/Bond	1.250%	9/30/15	178,989	173,675	0.8%
United States Treasury Note/Bond	1.000%	4/30/12	165,625	166,919	0.8%
United States Treasury Note/Bond	1.375%	2/15/13	159,048	161,459	0.8%

36

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	3.500%	5/31/13	149,120	158,999	0.8%
United States Treasury Note/Bond	1.000%	12/31/11	156,280	157,282	0.8%
United States Treasury Note/Bond	1.875%	6/15/12	149,925	153,087	0.7%
United States Treasury Note/Bond	3.125%	9/30/13	137,640	146,006	0.7%
United States Treasury Note/Bond	1.750%	4/15/13	136,455	139,568	0.7%
United States Treasury Note/Bond	4.500%	3/31/12	131,815	138,571	0.7%
United States Treasury Note/Bond	4.625%	7/31/12	126,865	135,191	0.7%
United States Treasury Note/Bond	1.750%	1/31/14	128,645	131,358	0.6%
United States Treasury Note/Bond	2.375%	9/30/14	111,675	115,671	0.6%
United States Treasury Note/Bond	2.500%	4/30/15	105,192	108,759	0.5%
United States Treasury Note/Bond	1.125%	6/15/13	106,183	107,062	0.5%
United States Treasury Note/Bond	1.500%	12/31/13	92,975	94,297	0.5%
United States Treasury Note/Bond	2.000%	11/30/13	90,665	93,342	0.5%
United States Treasury Note/Bond	2.125%	5/31/15	90,975	92,411	0.5%
United States Treasury Note/Bond	1.250%	8/31/15	94,883	92,289	0.5%
United States Treasury Note/Bond	4.875%	6/30/12	84,970	90,586	0.4%
United States Treasury
Note/Bond	0.375%–4.750%	4/30/11–5/15/15	1,181,621	1,231,080	6.0%
				11,776,917	57.1%
Agency Bonds and Notes
1 Bank of America Corp.	2.100%–3.125%	4/30/12–6/22/12	71,975	74,087	0.4%
1 Citibank NA	1.625%–1.875%	3/30/11–12/28/12	35,850	36,453	0.2%
1 Citigroup Funding Inc.	1.875%–2.250%	3/30/12–12/10/12	36,887	37,688	0.2%
1 Citigroup Inc.	2.125%–2.875%	12/9/11–4/30/12	80,770	82,452	0.4%
2 Federal Home Loan Banks	0.875%–5.500%	5/18/12–12/12/14	594,890	615,246	3.0%
2 Federal Home Loan
Mortgage Corp.	4.500%	7/15/13	90,850	98,861	0.5%
2 Federal Home Loan
Mortgage Corp.	2.875%	2/9/15	84,950	88,431	0.4%
2 Federal Home Loan
Mortgage Corp.	0.375%–5.500%	3/5/12–9/10/15	554,945	575,256	2.8%
2 Federal National
Mortgage Assn.	0.375%–5.250%	4/4/12–3/15/16	868,950	902,243	4.4%
1 General Electric
Capital Corp.	1.800%–3.000%	3/11/11–12/28/12	115,625	118,325	0.6%
1 JPMorgan Chase & Co.	1.650%–3.125%	2/23/11–12/26/12	70,325	71,727	0.3%
Agency Bonds and
Notes—Other †				319,590	1.5%
				3,020,359	14.7%
Total U.S. Government and Agency Obligations (Cost $14,573,226)				14,797,276	71.8%
[3]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $ 19,082) †				19,764	0.1%
Corporate Bonds
Finance
Banking
Bank of America Corp.	3.700%–7.375%	9/11/12–9/1/15	81,875	85,342	0.4%
Bank One Corp.	4.900%	4/30/15	2,375	2,492	0.0%
Bear Stearns Cos. LLC	5.350%–6.950%	2/1/12–11/15/14	10,200	10,901	0.1%
Citigroup Inc.	4.587%–6.500%	2/27/12–12/15/15	144,325	154,240	0.7%
Countrywide Financial Corp.	5.800%	6/7/12	3,850	4,056	0.0%
FIA Card Services NA	6.625%	6/15/12	1,000	1,056	0.0%
JPMorgan Chase & Co.	1.650%–6.625%	3/15/12–10/1/15	117,450	123,945	0.6%
MBNA Corp.	6.125%–7.500%	3/15/12–3/1/13	3,075	3,281	0.0%
Merrill Lynch & Co. Inc.	5.000%–6.150%	8/15/12–1/15/15	51,400	54,280	0.3%
3 Banking—Other †				939,074	4.6%

37

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
	Brokerage †				30,277	0.1%
	Finance Companies
	General Electric
	Capital Corp.	1.875%–6.125%	2/22/11–9/21/15	158,060	165,912	0.8%
	Finance Companies—Other †				66,120	0.3%
3	Insurance †				220,657	1.1%
	Other Finance †				12,494	0.1%
	Real Estate Investment Trusts
	Arden Realty LP	5.250%	3/1/15	1,250	1,330	0.0%
3	Real Estate Investment Trusts—Other †				42,774	0.2%
					1,918,231	9.3%
Industrial
3	Basic Industry †				173,600	0.8%
	Capital Goods
	General Electric Co.	5.000%	2/1/13	27,500	29,399	0.2%
	Capital Goods—Other †				172,507	0.8%
	Communication
3	NBC Universal Inc.	2.100%–3.650%	4/1/14–4/30/15	7,000	7,042	0.0%
	Communication—Other †				399,767	2.0%
	Consumer Cyclical †				176,697	0.8%
	Consumer Noncyclical †				590,730	2.9%
	Energy †				221,079	1.1%
	Other Industrial †				1,889	0.0%
3	Technology †				206,652	1.0%
	Transportation †				41,711	0.2%
					2,021,073	9.8%
Utilities
3	Electric †				242,183	1.2%
	Natural Gas †				74,656	0.3%
					316,839	1.5%
Total Corporate Bonds (Cost $4,086,496)					4,256,143	20.6%
Sovereign Bonds (U.S. Dollar-Denominated)
^,3	European Investment Bank	1.125%–4.625%	2/10/12–10/20/15	242,575	248,791	1.2%
^,4	Kreditanstalt fuer
	Wiederaufbau	1.250%–4.750%	1/17/12–10/26/15	220,700	227,430	1.1%
4	Landwirtschaftliche
	Rentenbank	1.875%–5.250%	7/2/12–3/15/13	35,175	36,283	0.2%
	Sovereign Bonds (U.S. Dollar-Denominated)—Other †				860,099	4.2%
Total Sovereign Bonds (Cost $1,338,600)					1,372,603	6.7%
Taxable Municipal Bonds (Cost $ 21,484) †					21,991	0.1%

				Shares
Temporary Cash Investment
Money Market Fund
5,6	Vanguard Market Liquidity Fund
	(Cost $183,135)	0.211%		183,135,455	183,135	0.9%
Total Investments (Cost $20,222,023)					20,650,912	100.2%
Other Assets and Liabilities
Other Assets					674,020	3.3%
Liabilities[6]					(705,588)	(3.5%)
					(31,568)	(0.2%)
Net Assets					20,619,344	100.0%

38

Short-Term Bond Index Fund

At December 31, 2010, net assets consisted of:

Amount
($000)
Paid-in Capital	20,175,391
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	15,064
Unrealized Appreciation (Depreciation)	428,889
Net Assets	20,619,344

Investor Shares—Net Assets
Applicable to 400,538,465 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,226,481
Net Asset Value Per Share—Investor Shares	$10.55

Admiral Shares—Net Assets
Applicable to 356,872,323 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,765,720
Net Asset Value Per Share—Admiral Shares	$10.55

Signal Shares—Net Assets
Applicable to 662,122,516 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,986,710
Net Asset Value Per Share—Signal Shares	$10.55

ETF Shares—Net Assets
Applicable to 70,200,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,640,433
Net Asset Value Per Share—ETF Shares	$80.35

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $74,052,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate value of these securities was $71,168,000, representing 0.3% of net assets.
4 Certain of the fund’s securities are guaranteed by the Federal Republic of Germany.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $75,883,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

39

Short-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Interest[1]	454,755
Security Lending	140
Total Income	454,895
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,369
Management and Administrative—Investor Shares	9,893
Management and Administrative—Admiral Shares	2,083
Management and Administrative—Signal Shares	4,466
Management and Administrative—ETF Shares	3,471
Marketing and Distribution—Investor Shares	1,694
Marketing and Distribution—Admiral Shares	537
Marketing and Distribution—Signal Shares	1,736
Marketing and Distribution—ETF Shares	1,369
Custodian Fees	147
Auditing Fees	35
Shareholders’ Reports—Investor Shares	112
Shareholders’ Reports—Admiral Shares	8
Shareholders’ Reports—Signal Shares	43
Shareholders’ Reports—ETF Shares	174
Trustees’ Fees and Expenses	26
Total Expenses	27,163
Net Investment Income	427,732
Realized Net Gain (Loss) on Investment Securities Sold	116,222
Change in Unrealized Appreciation (Depreciation) of Investment Securities	166,484
Net Increase (Decrease) in Net Assets Resulting from Operations	710,438
1 Interest income from an affiliated company of the fund was $277,000.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	427,732	345,397
Realized Net Gain (Loss)	116,222	75,989
Change in Unrealized Appreciation (Depreciation)	166,484	84,295
Net Increase (Decrease) in Net Assets Resulting from Operations	710,438	505,681
Distributions
Net Investment Income
Investor Shares	(119,470)	(121,171)
Admiral Shares	(58,205)	(51,150)
Signal Shares	(137,808)	(113,924)
ETF Shares	(112,249)	(59,509)
Realized Capital Gain[1]
Investor Shares	(19,717)	(504)
Admiral Shares	(15,638)	(190)
Signal Shares	(29,901)	(480)
ETF Shares	(24,356)	(363)
Total Distributions	(517,344)	(347,291)
Capital Share Transactions
Investor Shares	(1,143,391)	1,545,538
Admiral Shares	1,798,801	305,117
Signal Shares	1,851,176	1,815,238
ETF Shares	1,914,097	2,508,830
Net Increase (Decrease) from Capital Share Transactions	4,420,683	6,174,723
Total Increase (Decrease)	4,613,777	6,333,113
Net Assets
Beginning of Period	16,005,567	9,672,454
End of Period	20,619,344	16,005,567

1 Includes fiscal 2010 and 2009 short-term gain distributions totaling $32,306,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Short-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.42	$10.28	$10.13	$9.89	$9.92
Investment Operations
Net Investment Income	.229	.293	.389	.456	.426
Net Realized and Unrealized Gain (Loss)
on Investments	.177	.141	.150	.240	(.030)
Total from Investment Operations	.406	.434	.539	.696	.396
Distributions
Dividends from Net Investment Income	(.229)	(.293)	(.389)	(.456)	(.426)
Distributions from Realized Capital Gains	(.047)	(.001)	—	—	—
Total Distributions	(.276)	(.294)	(.389)	(.456)	(.426)
Net Asset Value, End of Period	$10.55	$10.42	$10.28	$10.13	$9.89

Total Return[1]	3.92%	4.28%	5.43%	7.22%	4.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,226	$5,283	$3,680	$2,773	$2,731
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.19%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.15%	2.78%	3.79%	4.58%	4.32%
Portfolio Turnover Rate[2]	58%	77%	101%	79%	106%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Short-Term Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.42	$10.28	$10.13	$9.89	$9.92
Investment Operations
Net Investment Income	.240	.303	.397	.464	.433
Net Realized and Unrealized Gain (Loss)
on Investments	.177	.141	.150	.240	(.030)
Total from Investment Operations	.417	.444	.547	.704	.403
Distributions
Dividends from Net Investment Income	(.240)	(.303)	(.397)	(.464)	(.433)
Distributions from Realized Capital Gains	(.047)	(.001)	—	—	—
Total Distributions	(.287)	(.304)	(.397)	(.464)	(.433)
Net Asset Value, End of Period	$10.55	$10.42	$10.28	$10.13	$9.89

Total Return	4.03%	4.38%	5.51%	7.31%	4.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,766	$1,961	$1,632	$1,502	$2,528
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.11%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.26%	2.88%	3.87%	4.66%	4.39%
Portfolio Turnover Rate[1]	58%	77%	101%	79%	106%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Short-Term Bond Index Fund

Financial Highlights

Signal Shares

				Mar. 30,
				2007[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.42	$10.28	$10.13	$9.93
Investment Operations
Net Investment Income	.240	.303	.397	.352
Net Realized and Unrealized Gain (Loss) on Investments	.177	.141	.150	.200
Total from Investment Operations	.417	.444	.547	.552
Distributions
Dividends from Net Investment Income	(.240)	(.303)	(.397)	(.352)
Distributions from Realized Capital Gains	(.047)	(.001)	—	—
Total Distributions	(.287)	(.304)	(.397)	(.352)
Net Asset Value, End of Period	$10.55	$10.42	$10.28	$10.13

Total Return	4.03%	4.38%	5.51%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,987	$5,080	$3,212	$1,851
Ratio of Total Expenses to Average Net Asset	0.11%	0.12%	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	2.26%	2.88%	3.87%	4.66%[2]
Portfolio Turnover Rate[3]	58%	77%	101%	79%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Short-Term Bond Index Fund

Financial Highlights

ETF Shares

				April 3,
				2007[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$79.35	$78.13	$76.88	$74.95
Investment Operations
Net Investment Income	1.796	2.196	2.886	2.249
Net Realized and Unrealized Gain (Loss) on Investments	1.359	1.228	1.250	1.930
Total from Investment Operations	3.155	3.424	4.136	4.179
Distributions
Dividends from Net Investment Income	(1.796)	(2.196)	(2.886)	(2.249)
Distributions from Realized Capital Gains	(.359)	(.008)	—	—
Total Distributions	(2.155)	(2.204)	(2.886)	(2.249)
Net Asset Value, End of Period	$80.35	$79.35	$78.13	$76.88

Total Return	4.00%	4.44%	5.48%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,640	$3,682	$1,149	$407
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	2.26%	2.88%	3.88%	4.65%[2]
Portfolio Turnover Rate[3]	58%	77%	101%	79%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Signal Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

46

Short-Term Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $3,703,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	14,797,276	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	19,764	—
Corporate Bonds	—	4,256,138	5
Sovereign Bonds	—	1,372,603	—
Taxable Municipal Bonds	—	21,991	—
Temporary Cash Investments	183,135	—	—
Total	183,135	20,467,772	5

47

Short-Term Bond Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2010:

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2009	10
Change in Unrealized Appreciation (Depreciation)	(5)
Balance as of December 31, 2010	5

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2010, the fund realized $6,537,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $15,697,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2010, the fund had short-term and long-term capital gains of $2,843,000 and $13,126,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At December 31, 2010, the cost of investment securities for tax purposes was $20,222,929,000. Net unrealized appreciation of investment securities for tax purposes was $427,983,000, consisting of unrealized gains of $471,092,000 on securities that had risen in value since their purchase and $43,109,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2010, the fund purchased $2,330,041,000 of investment securities and sold $1,227,102,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $13,442,194,000 and $10,043,241,000, respectively.

48

Short-Term Bond Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,903,055	274,675	3,417,628	329,509
Issued in Lieu of Cash Distributions	121,607	11,490	104,748	10,107
Redeemed	(4,168,053)	(392,385)	(1,976,838)	(190,885)
Net Increase (Decrease)—Investor Shares	(1,143,391)	(106,220)	1,545,538	148,731
Admiral Shares
Issued	2,942,691	276,853	1,167,345	112,451
Issued in Lieu of Cash Distributions	65,123	6,152	44,207	4,267
Redeemed	(1,209,013)	(114,221)	(906,435)	(87,457)
Net Increase (Decrease)—Admiral Shares	1,798,801	168,784	305,117	29,261
Signal Shares
Issued	3,628,853	342,506	2,766,402	266,663
Issued in Lieu of Cash Distributions	144,523	13,653	101,450	9,784
Redeemed	(1,922,200)	(181,335)	(1,052,614)	(101,661)
Net Increase (Decrease)—Signal Shares	1,851,176	174,824	1,815,238	174,786
ETF Shares
Issued	2,155,920	26,800	2,508,830	31,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(241,823)	(3,000)	—	—
Net Increase (Decrease)—ETF Shares	1,914,097	23,800	2,508,830	31,700

G. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

49

Intermediate-Term Bond Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics

	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VBIIX	VBILX	VIBSX	VBIMX	BIV
Expense Ratio1	0.22%	0.12%	0.12%	0.07%	0.12%
30-Day SEC Yield	3.17%	3.28%	3.28%	3.32%	3.28%

Financial Attributes
		Barclays
		5–10 Year	Spliced
		Gov/	Barclays
		Credit	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	1,079	1,572	8,216
Yield to Maturity
(before expenses)	3.4%	3.4%	2.9%
Average Coupon	4.7%	4.5%	4.2%
Average Duration	6.3 years	6.3 years	5.0 years
Average Effective
Maturity	7.3 years	7.3 years	7.1 years
Short-Term
Reserves	0.3%	—	—

Sector Diversification (% of portfolio)
Finance			13.3%
Foreign			5.9
Government Mortgage-Backed			0.1
Industrial			19.0
Treasury/Agency			57.5
Utilities			4.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Spliced	Spliced
	Barclays	Barclays
	5–10 Year	Aggregate
	Gov/Credit	Float Adj
	FA Index	Index
R-Squared	0.99	0.99
Beta	1.02	1.57
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year		0.1%
1 - 3 Years		0.3
3 - 5 Years		0.6
5 - 10 Years		98.8
10 - 20 Years		0.2

Distribution by Credit Quality (% of portfolio)
Aaa		59.9%
Aa		5.4
A		17.6
Baa		17.1
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares.

50

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Intermediate-Term Bond Index Fund
Investor Shares	9.37%	6.50%	6.50%	$18,776
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	6.58	5.81	5.84	17,640
Spliced Barclays Capital U.S. 5–10 Year
Government/Credit Float Adjusted
Index	9.44	6.45	6.69	19,106
Spliced Intermediate Investment-Grade
Funds Average	7.70	4.66	4.83	16,024

Spliced Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 5–10 Year Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index thereafter. Spliced Intermediate Investment-Grade Funds Average: Based on average returns for Intermediate U.S. Government Funds through December 31, 2001, and average returns for Intermediate Investment Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

51

Intermediate-Term Bond Index Fund

		Average Annual Total Returns
		Periods Ended December 31, 2010
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(11/12/2001)	Investment
Intermediate-Term Bond Index
Fund Admiral Shares	9.49%	6.60%	5.87%	$16,836
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	6.58	5.81	5.19	15,876
Spliced Barclays Capital U.S. 5–10
Year Government/Credit Float
Adjusted Index	9.44	6.45	6.01	17,048
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
		One	Inception	of a $10,000
		Year	(6/4/2007)	Investment
Intermediate-Term Bond Index
Fund Signal Shares		9.49%	7.90%	$13,124
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index		6.58	6.60	12,964
Spliced Barclays Capital U.S. 5–10
Year Government/Credit Float
Adjusted Index		9.44	7.75	13,057
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
		One	Inception	of a $25,000,000
		Year	(1/26/2006)	Investment
Intermediate-Term Bond Index Fund
Institutional Shares		9.53%	6.81%	$34,586,532
Spliced Barclays Capital U.S. Aggregate
Float Adjusted Index		6.58	5.91	33,172,074
Spliced Barclays Capital U.S. 5–10 Year
Government/Credit Float Adjusted Index		9.44	6.62	34,283,792
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

52

Intermediate-Term Bond Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/3/2007)	Investment
Intermediate-Term Bond Index Fund
ETF Shares Net Asset Value	9.55%	7.35%	$13,041
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	6.58	6.19	12,524
Spliced Barclays Capital U.S. 5–10 Year
Government/Credit Float Adjusted Index	9.44	7.18	12,966
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: April 3, 2007, Through December 31, 2010

		Since
	One	Inception
	Year	(4/3/2007)
Intermediate-Term Bond Index Fund
ETF Shares Market Price	9.13%	30.22%
Intermediate-Term Bond Index Fund
ETF Shares Net Asset Value	9.55	30.41
Spliced Barclays Capital U.S. 5–10 Year
Government/Credit Float Adjusted Index	9.44	29.66
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

53

Intermediate-Term Bond Index Fund

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

				Spliced
				Barclays
				5–10 Year
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	6.69%	2.59%	9.28%	8.82%
2002	6.19	4.66	10.85	13.03
2003	5.05	0.60	5.65	5.97
2004	4.87	0.35	5.22	5.30
2005	4.64	-2.89	1.75	1.83
2006	4.97	-1.06	3.91	3.81
2007	5.17	2.44	7.61	7.55
2008	4.93	0.00	4.93	5.06
2009	4.69	2.10	6.79	6.50
2010	4.26	5.11	9.37	9.44

Spliced Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 5–10 Year Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index thereafter.

54

Intermediate-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	3.625%	8/15/19	416,500	435,505	3.7%
United States Treasury Note/Bond	3.125%	5/15/19	426,105	431,031	3.7%
United States Treasury Note/Bond	3.375%	11/15/19	410,945	419,871	3.6%
United States Treasury Note/Bond	2.750%	2/15/19	310,910	307,073	2.6%
United States Treasury Note/Bond	3.625%	2/15/20	291,300	302,634	2.6%
United States Treasury Note/Bond	3.750%	11/15/18	280,075	298,061	2.5%
United States Treasury Note/Bond	3.500%	5/15/20	236,430	242,452	2.1%
United States Treasury Note/Bond	4.000%	8/15/18	221,975	240,670	2.0%
United States Treasury Note/Bond	2.625%	8/15/20	235,845	223,869	1.9%
United States Treasury Note/Bond	2.375%	3/31/16	215,060	217,783	1.9%
United States Treasury Note/Bond	2.625%	11/15/20	199,415	188,353	1.6%
United States Treasury Note/Bond	3.875%	5/15/18	172,600	185,680	1.6%
United States Treasury Note/Bond	3.250%	6/30/16	168,215	177,362	1.5%
United States Treasury Note/Bond	2.625%	2/29/16	161,325	165,586	1.4%
United States Treasury Note/Bond	3.125%	10/31/16	157,505	164,298	1.4%
United States Treasury Note/Bond	3.250%	12/31/16	155,805	163,254	1.4%
United States Treasury Note/Bond	4.750%	8/15/17	138,195	156,721	1.3%
United States Treasury Note/Bond	7.500%	11/15/16	106,820	137,314	1.2%
United States Treasury Note/Bond	8.750%	5/15/17	98,070	134,708	1.1%
United States Treasury Note/Bond	3.250%	5/31/16	115,725	122,090	1.0%
United States Treasury Note/Bond	4.500%	5/15/17	105,985	118,604	1.0%
United States Treasury Note/Bond	2.750%	11/30/16	112,680	115,056	1.0%
United States Treasury Note/Bond	4.250%	11/15/17	100,715	110,960	0.9%
United States Treasury Note/Bond	3.500%	2/15/18	103,600	108,926	0.9%
United States Treasury Note/Bond	3.000%	9/30/16	102,115	105,896	0.9%
United States Treasury Note/Bond	8.875%	8/15/17	71,285	99,031	0.8%
United States Treasury Note/Bond	7.250%	5/15/16	74,025	93,341	0.8%
United States Treasury Note/Bond	3.000%	2/28/17	87,385	90,143	0.8%
United States Treasury Note/Bond	3.125%	1/31/17	75,535	78,510	0.7%
United States Treasury Note/Bond	8.875%	2/15/19	51,850	74,648	0.6%
United States Treasury Note/Bond	4.625%	2/15/17	56,160	63,241	0.5%
United States Treasury Note/Bond	4.625%	11/15/16	54,950	61,922	0.5%

55

Intermediate-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	5.125%	5/15/16	49,535	57,066	0.5%
United States Treasury Note/Bond	1.875%	10/31/17	47,050	44,742	0.4%
United States Treasury Note/Bond	1.875%	9/30/17	43,300	41,243	0.4%
United States Treasury Note/Bond	2.125%	12/31/15	40,000	40,212	0.3%
United States Treasury Note/Bond	2.750%	5/31/17	34,470	34,917	0.3%
United States Treasury Note/Bond	3.250%	7/31/16	31,650	33,317	0.3%
United States Treasury Note/Bond	3.250%	3/31/17	31,440	32,855	0.3%
United States Treasury Note/Bond	2.500%	6/30/17	30,605	30,490	0.3%
United States Treasury
Note/Bond	1.000%–9.250%	9/30/11–8/15/20	51,675	59,690	0.5%
				6,209,125	52.8%
Agency Bonds and Notes
1 Federal Home Loan
Mortgage Corp.	5.500%	7/18/16	52,775	60,912	0.5%
1 Federal Home Loan
Mortgage Corp.	4.750%	1/19/16	30,550	34,076	0.3%
1 Federal Home Loan
Mortgage Corp.	3.750%	3/27/19	27,150	28,127	0.2%
1 Federal Home Loan
Mortgage Corp.	5.000%–5.250%	4/18/16–11/17/17	39,100	44,422	0.4%
1 Federal National
Mortgage Assn.	5.000%	2/13/17	44,250	49,919	0.4%
1 Federal National
Mortgage Assn.	4.875%	12/15/16	38,575	43,219	0.4%
1 Federal National
Mortgage Assn.	0.000%–5.375%	3/15/16–10/9/19	64,225	65,439	0.5%
Agency Bonds and Notes—Other †				174,214	1.5%
				500,328	4.2%
Total U.S. Government and Agency Obligations (Cost $6,489,448)				6,709,453	57.0%
[2]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $ 11,344) †				11,679	0.1%
Corporate Bonds
Finance
Banking
Bank of America Corp.	5.650%	5/1/18	27,650	28,554	0.2%
Bank of America Corp.	5.420%–7.625%	8/1/16–7/1/20	57,825	60,568	0.5%
Bank of America NA	5.300%–6.100%	3/15/17–6/15/17	15,550	15,813	0.1%
Bear Stearns Cos. LLC	5.550%–7.250%	1/22/17–2/1/18	48,975	55,447	0.5%
Countrywide Financial Corp.	6.250%	5/15/16	3,775	3,865	0.0%
JPMorgan Chase & Co.	2.600%–6.300%	1/15/16–7/22/20	53,000	57,266	0.5%
JPMorgan Chase Bank NA	5.875%–6.000%	6/13/16–10/1/17	13,225	14,613	0.1%
Merrill Lynch & Co. Inc.	6.875%	4/25/18	31,850	34,797	0.3%
Merrill Lynch & Co. Inc.	5.700%–6.500%	5/16/16–7/15/18	28,150	29,248	0.3%
2 Banking—Other †				712,421	6.1%
Brokerage †				42,080	0.4%
Finance Companies
3 GE Capital Trust I	6.375%	11/15/67	425	420	0.0%
General Electric
Capital Corp.	5.625%	5/1/18	34,225	37,252	0.3%
3 General Electric
Capital Corp.	4.375%–6.375%	2/15/17–11/15/67	53,875	56,121	0.5%
2 Finance Companies—Other †				36,567	0.3%
Insurance †				252,559	2.1%
Other Finance †				5,472	0.0%
Real Estate Investment Trusts †				100,476	0.9%
				1,543,539	13.1%

56

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
Industrial
2	Basic Industry †				255,116	2.2%
	Capital Goods
	General Electric Co.	5.250%	12/6/17	17,975	19,335	0.1%
2	Capital Goods—Other †				219,833	1.9%
	Communication
2	NBC Universal Inc.	2.875%–5.150%	4/1/16–4/30/20	13,225	13,602	0.1%
	Communication—Other †				379,313	3.3%
	Consumer Cyclical †				209,929	1.8%
	Consumer Noncyclical †				543,016	4.6%
2	Energy †				273,489	2.3%
	Other Industrial †				1,479	0.0%
2	Technology †				192,787	1.6%
	Transportation †				91,988	0.8%
					2,199,887	18.7%
Utilities
2	Electric †				321,501	2.7%
2	Natural Gas †				167,786	1.4%
	Other Utility †				3,919	0.1%
					493,206	4.2%
Total Corporate Bonds (Cost $3,875,943)					4,236,632	36.0%
Sovereign Bonds (U.S. Dollar-Denominated)
	Brazilian Government
	International Bond	6.000%	1/17/17	28,575	32,290	0.3%
	Mexico Government
	International Bond	5.625%	1/15/17	32,200	35,532	0.3%
	Sovereign Bonds (U.S. Dollar-Denominated)—Other †				615,147	5.2%
Total Sovereign Bonds (Cost $638,032)					682,969	5.8%
Taxable Municipal Bonds (Cost $ 24,598) †					25,409	0.2%

				Shares
Temporary Cash Investment
Money Market Fund
4,5	Vanguard Market Liquidity Fund
	(Cost $46,431)	0.211%		46,430,931	46,431	0.4%
^Total Investments (Cost $11,085,796)					11,712,573	99.5%
Other Assets and Liabilities
Other Assets					246,936	2.1%
Liabilities[5]					(189,106)	(1.6%)
					57,830	0.5%
Net Assets					11,770,403	100.0%

57

Intermediate-Term Bond Index Fund

At December 31, 2010, net assets consisted of:

Amount
($000)
Paid-in Capital	11,110,177
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	33,449
Unrealized Appreciation (Depreciation)	626,777
Net Assets	11,770,403

Investor Shares—Net Assets
Applicable to 212,066,339 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,378,235
Net Asset Value Per Share—Investor Shares	$11.21

Admiral Shares—Net Assets
Applicable to 412,227,913 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,622,959
Net Asset Value Per Share—Admiral Shares	$11.21

Signal Shares—Net Assets
Applicable to 201,112,238 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,255,388
Net Asset Value Per Share—Signal Shares	$11.21

Institutional Shares—Net Assets
Applicable to 51,886,736 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	581,888
Net Asset Value Per Share—Institutional Shares	$11.21

ETF Shares—Net Assets
Applicable to 23,400,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,931,933
Net Asset Value Per Share—ETF Shares	$82.56

See Note A in Notes to Financial Statements.
^ The total value of securities on loan is $7,219,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate value of these securities was $53,333,000, representing 0.5% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $7,276,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

58

Intermediate-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Interest[1]	480,290
Security Lending	121
Total Income	480,411
Expenses
The Vanguard Group—Note B
Investment Advisory Services	799
Management and Administrative—Investor Shares	6,610
Management and Administrative—Admiral Shares	2,608
Management and Administrative—Signal Shares	1,551
Management and Administrative—Institutional Shares	242
Management and Administrative—ETF Shares	1,214
Marketing and Distribution—Investor Shares	1,107
Marketing and Distribution—Admiral Shares	554
Marketing and Distribution—Signal Shares	621
Marketing and Distribution—Institutional Shares	201
Marketing and Distribution—ETF Shares	487
Custodian Fees	84
Auditing Fees	47
Shareholders’ Reports—Investor Shares	65
Shareholders’ Reports—Admiral Shares	10
Shareholders’ Reports—Signal Shares	10
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	104
Trustees’ Fees and Expenses	16
Total Expenses	16,330
Net Investment Income	464,081
Realized Net Gain (Loss) on Investment Securities Sold	186,892
Change in Unrealized Appreciation (Depreciation) of Investment Securities	332,922
Net Increase (Decrease) in Net Assets Resulting from Operations	983,895
1 Interest income from an affiliated company of the fund was $151,000.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	464,081	407,833
Realized Net Gain (Loss)	186,892	35,773
Change in Unrealized Appreciation (Depreciation)	332,922	136,972
Net Increase (Decrease) in Net Assets Resulting from Operations	983,895	580,578
Distributions
Net Investment Income
Investor Shares	(147,036)	(150,877)
Admiral Shares	(127,762)	(111,757)
Signal Shares	(87,883)	(80,944)
Institutional Shares	(29,471)	(22,620)
ETF Shares	(71,929)	(41,635)
Realized Capital Gain
Investor Shares	(12,061)	—
Admiral Shares	(23,457)	—
Signal Shares	(11,415)	—
Institutional Shares	(2,760)	—
ETF Shares	(9,936)	—
Total Distributions	(523,710)	(407,833)
Capital Share Transactions
Investor Shares	(1,327,513)	93,898
Admiral Shares	2,063,519	6,039
Signal Shares	252,608	164,663
Institutional Shares	27,623	5,641
ETF Shares	637,745	591,961
Net Increase (Decrease) from Capital Share Transactions	1,653,982	862,202
Total Increase (Decrease)	2,114,167	1,034,947
Net Assets
Beginning of Period	9,656,236	8,621,289
End of Period	11,770,403	9,656,236

See accompanying Notes, which are an integral part of the Financial Statements.

60

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.72	$10.50	$10.50	$10.25	$10.36
Investment Operations
Net Investment Income	.448	.474	.498	.507	.499
Net Realized and Unrealized Gain (Loss)
on Investments	.547	.220	—	.250	(.110)
Total from Investment Operations	.995	.694	.498	.757	.389
Distributions
Dividends from Net Investment Income	(.448)	(.474)	(.498)	(.507)	(.499)
Distributions from Realized Capital Gains	(.057)	—	—	—	—
Total Distributions	(.505)	(.474)	(.498)	(.507)	(.499)
Net Asset Value, End of Period	$11.21	$10.72	$10.50	$10.50	$10.25

Total Return[1]	9.37%	6.79%	4.93%	7.61%	3.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions	$2,378	$3,479	$3,318	$3,020	$2,929
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.19%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.97%	4.50%	4.81%	4.74%	4.91%
Portfolio Turnover Rate[2]	46%	72%	89%	72%	86%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Intermediate-Term Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.72	$10.50	$10.50	$10.25	$10.36
Investment Operations
Net Investment Income	.461	.485	.506	.515	.506
Net Realized and Unrealized Gain (Loss)
on Investments	.547	.220	—	.250	(.110)
Total from Investment Operations	1.008	.705	.506	.765	.396
Distributions
Dividends from Net Investment Income	(.461)	(.485)	(.506)	(.515)	(.506)
Distributions from Realized Capital Gains	(.057)	—	—	—	—
Total Distributions	(.518)	(.485)	(.506)	(.515)	(.506)
Net Asset Value, End of Period	$11.21	$10.72	$10.50	$10.50	$10.25

Total Return	9.49%	6.89%	5.01%	7.70%	3.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,623	$2,508	$2,458	$2,308	$3,118
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.11%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.08%	4.60%	4.89%	4.82%	4.98%
Portfolio Turnover Rate[1]	46%	72%	89%	72%	86%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Intermediate-Term Bond Index Fund

Financial Highlights

Signal Shares

				June 4,
				2007[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.72	$10.50	$10.50	$10.12
Investment Operations
Net Investment Income	.461	.485	.506	.297
Net Realized and Unrealized Gain (Loss) on Investments	.547	.220	—	.380
Total from Investment Operations	1.008	.705	.506	.677
Distributions
Dividends from Net Investment Income	(.461)	(.485)	(.506)	(.297)
Distributions from Realized Capital Gains	(.057)	—	—	—
Total Distributions	(.518)	(.485)	(.506)	(.297)
Net Asset Value, End of Period	$11.21	$10.72	$10.50	$10.50

Total Return	9.49%	6.89%	5.01%	6.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,255	$1,918	$1,720	$1,443
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	4.08%	4.60%	4.89%	4.82%[2]
Portfolio Turnover Rate[3]	46%	72%	89%	72%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Shares

					Jan. 26,
					2006[1] to
For a Share Outstanding			Year Ended December 31,		Dec. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.72	$10.50	$10.50	$10.25	$10.29
Investment Operations
Net Investment Income	.465	.490	.510	.518	.473
Net Realized and Unrealized Gain (Loss)
on Investments	.547	.220	—	.250	(.040)
Total from Investment Operations	1.012	.710	.510	.768	.433
Distributions
Dividends from Net Investment Income	(.465)	(.490)	(.510)	(.518)	(.473)
Distributions from Realized Capital Gains	(.057)	—	—	—	—
Total Distributions	(.522)	(.490)	(.510)	(.518)	(.473)
Net Asset Value, End of Period	$11.21	$10.72	$10.50	$10.50	$10.25

Total Return	9.53%	6.95%	5.05%	7.73%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$582	$522	$508	$271	$181
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%[2]
Ratio of Net Investment Income to
Average Net Assets	4.12%	4.65%	4.93%	4.85%	5.01%[2]
Portfolio Turnover Rate[3]	46%	72%	89%	72%	86%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Intermediate-Term Bond Index Fund

Financial Highlights

ETF Shares

				April 3,
				2007[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$78.85	$77.19	$76.96	$74.90
Investment Operations
Net Investment Income	3.326	3.474	3.537	2.389
Net Realized and Unrealized Gain (Loss) on Investments	4.131	1.660	.230	2.060
Total from Investment Operations	7.457	5.134	3.767	4.449
Distributions
Dividends from Net Investment Income	(3.326)	(3.474)	(3.537)	(2.389)
Distributions from Realized Capital Gains	(.421)	—	—	—
Total Distributions	(3.747)	(3.474)	(3.537)	(2.389)
Net Asset Value, End of Period	$82.56	$78.85	$77.19	$76.96

Total Return	9.55%	6.82%	5.07%	6.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,932	$1,230	$617	$169
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	4.08%	4.60%	4.90%	4.81%[2]
Portfolio Turnover Rate[3]	46%	72%	89%	72%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

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Intermediate-Term Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $2,223,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.89% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,709,453	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	11,679	—
Corporate Bonds	—	4,236,632	—
Sovereign Bonds	—	682,969	—
Taxable Municipal Bonds	—	25,409	—
Temporary Cash Investments	46,431	—	—
Total	46,431	11,666,142	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

67

Intermediate-Term Bond Index Fund

During the year ended December 31, 2010, the fund realized $14,854,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $10,692,000 from accumulated net realized gains to paid-in capital.

The fund used a capital loss carryforward of $66,039,000 to offset taxable capital gains realized during the year ended December 31, 2010, reducing the amount of capital gains that would otherwise be available to distribute to shareholders. For tax purposes, at December 31, 2010, the fund had short-term and long-term capital gains of $2,660,000 and $38,641,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At December 31, 2010, the cost of investment securities for tax purposes was $11,093,649,000. Net unrealized appreciation of investment securities for tax purposes was $618,924,000, consisting of unrealized gains of $661,793,000 on securities that had risen in value since their purchase and $42,869,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2010, the fund purchased $1,571,215,000 of investment securities and sold $1,494,183,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $5,411,947,000 and $3,845,987,000, respectively.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,550,630	138,036	1,225,673	116,217
Issued in Lieu of Cash Distributions	140,493	12,482	133,436	12,655
Redeemed	(3,018,636)	(263,051)	(1,265,211)	(120,211)
Net Increase (Decrease)—Investor Shares	(1,327,513)	(112,533)	93,898	8,661
Admiral Shares
Issued	2,830,131	246,233	671,113	63,370
Issued in Lieu of Cash Distributions	128,040	11,366	93,288	8,851
Redeemed	(894,652)	(79,420)	(758,362)	(72,161)
Net Increase (Decrease)—Admiral Shares	2,063,519	178,179	6,039	60
Signal Shares
Issued	760,453	67,537	752,037	71,224
Issued in Lieu of Cash Distributions	75,419	6,698	58,442	5,540
Redeemed	(583,264)	(52,041)	(645,816)	(61,600)
Net Increase (Decrease)—Signal Shares	252,608	22,194	164,663	15,164

68

Intermediate-Term Bond Index Fund

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	389,116	35,259	166,484	15,686
Issued in Lieu of Cash Distributions	27,385	2,425	18,218	1,729
Redeemed	(388,878)	(34,465)	(179,061)	(17,140)
Net Increase (Decrease)—Institutional Shares	27,623	3,219	5,641	275
ETF Shares
Issued	838,464	10,200	637,998	8,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(200,719)	(2,400)	(46,037)	(600)
Net Increase (Decrease)—ETF Shares	637,745	7,800	591,961	7,600

G. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

69

Long-Term Bond Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VBLTX	VBLLX	BLV
Expense Ratio[1]	0.22%	0.07%	0.12%
30-Day SEC Yield	4.93%	5.08%	5.04%

Financial Attributes
		Barclays
		Long	Spliced
		Gov/	Barclays
		Credit	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	1,114	1,430	8,216
Yield to Maturity
(before expenses)	5.0%	5.1%	2.9%
Average Coupon	5.9%	5.9%	4.2%
Average Duration	12.9 years	12.9 years	5.0 years
Average Effective
Maturity	23.0 years	23.4 years	7.1 years
Short-Term
Reserves	0.6%	—	—

Sector Diversification (% of portfolio)
Asset-Backed			0.1%
Finance			9.5
Foreign			11.5
Industrial			27.0
Treasury/Agency			44.6
Utilities			7.0
Other			0.3

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Spliced	Spliced
	Barclays	Barclays
	Long	Aggregate
	Gov/Credit	Float Adj
	FA Index	Index
R-Squared	1.00	0.86
Beta	1.01	2.74
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year		0.3%
1 - 3 Years		0.2
3 - 5 Years		0.5
5 - 10 Years		1.3
10 - 20 Years		31.2
20 - 30 Years		64.5
Over 30 Years		2.0

Distribution by Credit Quality (% of portfolio)
Aaa		46.6%
Aa		9.6
A		21.7
Baa		22.1
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.22% for Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares.

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Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Long-Term Bond Index Fund Investor
Shares	10.27%	5.93%	7.11%	$19,877
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	6.58	5.81	5.84	17,640
Spliced Barclays Capital U.S. Long
Government/Credit Float Adjusted
Index	10.16	5.92	7.11	19,877
Spliced Corporate A-Rated Debt Funds
Average	7.62	4.71	4.90	16,142

Spliced Barclays Capital U.S. Long Government/Credit Float Adjusted Index: Barclays Capital U.S. Long Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. Long Government/Credit Float Adjusted Index thereafter.

Spliced Corporate A-Rated Debt Funds Average: Based on average returns for General Government Funds through December 31, 2001, and the average returns for Corporate A-Rated Debt Funds thereafter. Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

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Long-Term Bond Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2010
		Since	Final Value
	One	Inception	of a $25,000,000
	Year	(2/2/2006)	Investment
Long-Term Bond Index Fund Institutional
Shares	10.44%	6.41%	$33,918,146
Spliced Barclays Capital U.S. Aggregate
Float Adjusted Index	6.58	5.95	33,199,729
Spliced Barclays Capital U.S. Long
Government/Credit Float Adjusted Index	10.16	6.24	33,644,039
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/3/2007)	Investment
Long-Term Bond Index Fund
ETF Shares Net Asset Value	10.36%	7.07%	$12,917
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index	6.58	6.19	12,524
Spliced Barclays Capital U.S. Long
Government/Credit Float Adjusted Index	10.16	6.94	12,858
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: April 3, 2007, Through December 31, 2010

		Since
	One	Inception
	Year	(4/3/2007)
Long-Term Bond Index Fund
ETF Shares Market Price	10.52%	29.53%
Long-Term Bond Index Fund
ETF Shares Net Asset Value	10.36	29.17
Spliced Barclays Capital U.S. Long
Government/Credit Float Adjusted Index	10.16	28.58
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

72

Long-Term Bond Index Fund

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

				Spliced
				Barclays
				Long
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	6.58%	1.59%	8.17%	7.28%
2002	6.59	7.76	14.35	14.81
2003	5.47	0.03	5.50	5.87
2004	5.62	2.78	8.40	8.56
2005	5.15	0.17	5.32	5.34
2006	5.29	-2.62	2.67	2.71
2007	5.55	1.04	6.59	6.60
2008	5.81	2.83	8.64	8.44
2009	5.27	-3.51	1.76	1.92
2010	5.21	5.06	10.27	10.16

Spliced Barclays Capital U.S. Long Government/Credit Float Adjusted Index: Barclays Capital U.S. Long Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. Long Government/Credit Float Adjusted Index thereafter.

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Long-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	4.500%	8/15/39	118,951	122,278	3.2%
United States Treasury Note/Bond	4.375%	11/15/39	117,110	117,806	3.1%
United States Treasury Note/Bond	4.250%	5/15/39	114,828	113,213	3.0%
United States Treasury Note/Bond	3.875%	8/15/40	114,075	105,163	2.8%
United States Treasury Note/Bond	6.875%	8/15/25	78,030	104,328	2.7%
United States Treasury Note/Bond	6.250%	8/15/23	75,015	94,331	2.5%
United States Treasury Note/Bond	8.000%	11/15/21	63,905	90,466	2.4%
United States Treasury Note/Bond	7.125%	2/15/23	66,840	89,827	2.4%
United States Treasury Note/Bond	4.375%	5/15/40	69,978	70,339	1.8%
United States Treasury Note/Bond	3.500%	2/15/39	76,923	66,333	1.7%
United States Treasury Note/Bond	6.125%	8/15/29	48,185	60,954	1.6%
United States Treasury Note/Bond	4.500%	5/15/38	58,885	60,698	1.6%
United States Treasury Note/Bond	4.625%	2/15/40	54,421	57,040	1.5%
United States Treasury Note/Bond	5.500%	8/15/28	45,780	53,942	1.4%
United States Treasury Note/Bond	5.375%	2/15/31	38,965	45,485	1.2%
United States Treasury Note/Bond	4.375%	2/15/38	41,098	41,553	1.1%
United States Treasury Note/Bond	7.500%	11/15/24	26,090	36,563	1.0%
United States Treasury Note/Bond	6.000%	2/15/26	23,875	29,519	0.8%
United States Treasury Note/Bond	4.750%	2/15/37	27,300	29,348	0.8%
United States Treasury Note/Bond	6.375%	8/15/27	20,795	26,761	0.7%
United States Treasury Note/Bond	4.250%	11/15/40	26,680	26,255	0.7%
United States Treasury Note/Bond	5.000%	5/15/37	23,495	26,219	0.7%
United States Treasury Note/Bond	6.250%	5/15/30	13,085	16,820	0.4%
United States Treasury Note/Bond	0.375%	8/31/12	8,300	8,284	0.2%
United States Treasury
Note/Bond	1.000%–8.125%	9/30/11–2/15/36	18,367	20,938	0.5%
				1,514,463	39.8%

74

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
Agency Bonds and Notes
1 Federal Home Loan
Mortgage Corp.	6.750%	3/15/31	12,400	15,852	0.4%
1 Federal Home Loan
Mortgage Corp.	6.750%	9/15/29	7,700	9,800	0.3%
1 Federal National
Mortgage Assn.	7.125%	1/15/30	9,075	12,050	0.3%
1 Federal National
Mortgage Assn.	6.250%	5/15/29	8,475	10,272	0.3%
1 Federal National
Mortgage Assn.	7.250%	5/15/30	6,635	8,888	0.2%
1 Federal National
Mortgage Assn.	5.625%	7/15/37	7,325	8,208	0.2%
1 Federal National
Mortgage Assn.	6.210%–6.625%	11/15/30–8/6/38	4,300	5,365	0.1%
Agency Bonds and Notes—Other †				55,818	1.5%
				126,253	3.3%
Total U.S. Government and Agency Obligations (Cost $1,628,245)				1,640,716	43.1%
Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,500) †				2,978	0.1%
Corporate Bonds
Finance
Banking
Citigroup Inc.	6.875%	3/5/38	7,250	8,057	0.2%
Goldman Sachs Group Inc.	6.750%	10/1/37	13,100	13,467	0.4%
JPMorgan Chase & Co.	6.400%	5/15/38	7,525	8,657	0.2%
2 Banking—Other †				171,363	4.5%
Brokerage †				3,315	0.1%
Finance Companies
General Electric
Capital Corp.	6.750%	3/15/32	18,375	20,690	0.6%
General Electric
Capital Corp.	5.875%	1/14/38	12,425	12,904	0.3%
General Electric
Capital Corp.	6.150%–6.875%	8/7/37–1/10/39	11,650	12,800	0.3%
2 Finance Companies—Other †				3,585	0.1%
Insurance †				97,524	2.5%
Real Estate Investment Trusts †				7,182	0.2%
				359,544	9.4%
Industrial
2 Basic Industry †				85,892	2.3%
2 Capital Goods †				74,590	2.0%
Communication
Alltel Corp.	7.875%	7/1/32	3,025	3,926	0.1%
Ameritech Capital
Funding Corp.	6.550%	1/15/28	1,000	1,014	0.0%
AT&T Corp.	8.000%	11/15/31	3,005	3,783	0.1%
AT&T Inc.	6.300%	1/15/38	11,400	12,050	0.3%
AT&T Inc.	6.450%	6/15/34	7,750	8,230	0.2%
2 AT&T Inc.	5.350%–6.550%	9/15/34–9/1/40	16,030	16,524	0.4%
AT&T Mobility LLC	7.125%	12/15/31	2,425	2,849	0.1%
Bellsouth Capital
Funding Corp.	7.875%	2/15/30	4,250	5,178	0.2%

75

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
BellSouth Corp.	6.000%–6.875%	10/15/31–11/15/34	4,230	4,411	0.1%
BellSouth
Telecommunications Inc.	6.375%	6/1/28	3,140	3,327	0.1%
British
Telecommunications plc	9.875%	12/15/30	6,200	8,243	0.2%
Deutsche Telekom
International Finance BV	8.750%	6/15/30	8,825	11,828	0.3%
GTE Corp.	6.940%–8.750%	11/1/21–4/15/28	3,175	3,715	0.1%
2 NBC Universal Inc.	4.375%–6.400%	4/1/21–4/1/41	10,925	10,988	0.3%
New Cingular
Wireless Services Inc.	8.750%	3/1/31	2,075	2,825	0.1%
Pacific Bell Telephone Co.	7.125%	3/15/26	550	635	0.0%
Verizon
Communications Inc.	5.850%–8.950%	9/15/35–3/1/39	17,375	19,732	0.5%
Verizon Global Funding Corp.	7.750%	12/1/30	7,550	9,402	0.3%
Verizon Maryland Inc.	5.125%	6/15/33	500	441	0.0%
Verizon New England Inc.	7.875%	11/15/29	400	433	0.0%
Verizon New York Inc.	7.375%	4/1/32	650	723	0.0%
Communication—Other †				142,405	3.8%
Consumer Cyclical †				120,612	3.2%
Consumer Noncyclical
Kraft Foods Inc.	6.500%	2/9/40	8,750	9,756	0.2%
2 Consumer Noncyclical—Other †				196,606	5.2%
Energy
Tosco Corp.	8.125%	2/15/30	7,500	9,708	0.2%
Energy—Other †				159,791	4.2%
Other Industrial †				952	0.0%
2 Technology †				49,214	1.3%
Transportation †				49,856	1.3%
				1,029,639	27.1%
Utilities
Electric
Midamerican Energy Holdings Co. 6.125%		4/1/36	7,475	8,112	0.2%
Pacific Gas & Electric Co.	6.050%	3/1/34	7,875	8,561	0.2%
2 Electric—Other †				188,539	5.0%
Natural Gas †				61,545	1.6%
Other Utility †				2,018	0.1%
				268,775	7.1%
Total Corporate Bonds (Cost $1,569,593)				1,657,958	43.6%
Sovereign Bonds (U.S. Dollar-Denominated)
Brazilian Government
International Bond	11.000%	8/17/40	9,900	13,291	0.3%
Brazilian Government
International Bond	10.125%	5/15/27	6,700	10,150	0.3%
Brazilian Government
International Bond	8.750%	2/4/25	6,700	9,213	0.2%
Brazilian Government
International Bond	4.875%–8.875%	1/22/21–1/7/41	26,025	30,204	0.8%
Mexico Government
International Bond	6.750%	9/27/34	12,800	14,479	0.4%
Mexico Government
International Bond	6.050%	1/11/40	9,350	9,514	0.3%

76

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
Mexico Government
International Bond	5.750%–8.300%	8/15/31–10/12/2110	4,475	4,883	0.1%
Pemex Project Funding
Master Trust	6.625%	6/15/35–6/15/38	7,475	7,537	0.2%
Petroleos Mexicanos	5.500%	1/21/21	4,525	4,589	0.1%
Sovereign Bonds (U.S. Dollar-Denominated)—Other †				97,857	2.6%
Total Sovereign Bonds (Cost $195,818)				201,717	5.3%
Taxable Municipal Bonds
Illinois GO	5.100%	6/1/33	18,125	13,639	0.4%
Taxable Municipal Bonds—Other †				224,126	5.9%
Total Taxable Municipal Bonds (Cost $243,031)				237,765	6.3%
Tax-Exempt Municipal Bonds (Cost $2,834) †				2,709	0.1%

			Shares
Temporary Cash Investment
Money Market Fund
3 Vanguard Market Liquidity Fund
(Cost $20,816)	0.211%		20,816,237	20,816	0.5%
Total Investments (Cost $3,662,837)				3,764,659	99.0%
Other Assets and Liabilities
Other Assets				71,671	1.9%
Liabilities				(33,425)	(0.9%)
				38,246	1.0%
Net Assets				3,802,905	100.0%

77

Long-Term Bond Index Fund

At December 31, 2010, net assets consisted of:

Amount
($000)
Paid-in Capital	3,706,569
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(5,486)
Unrealized Appreciation (Depreciation)	101,822
Net Assets	3,802,905

Investor Shares—Net Assets
Applicable to 186,882,469 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,249,546
Net Asset Value Per Share—Investor Shares	$12.04

Institutional Shares—Net Assets
Applicable to 102,112,798 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,229,153
Net Asset Value Per Share—Institutional Shares	$12.04

ETF Shares—Net Assets
Applicable to 4,100,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	324,206
Net Asset Value Per Share—ETF Shares	$79.07

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate value of these securities was $33,961,000, representing 0.9% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
See accompanying Notes, which are an integral part of the Financial Statements.

78

Long-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Interest[1]	174,602
Total Income	174,602
Expenses
The Vanguard Group—Note B
Investment Advisory Services	237
Management and Administrative—Investor Shares	4,093
Management and Administrative—Institutional Shares	306
Management and Administrative—ETF Shares	206
Marketing and Distribution—Investor Shares	607
Marketing and Distribution—Institutional Shares	207
Marketing and Distribution—ETF Shares	108
Custodian Fees	29
Auditing Fees	23
Shareholders’ Reports—Investor Shares	49
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	44
Trustees’ Fees and Expenses	5
Total Expenses	5,914
Net Investment Income	168,688
Realized Net Gain (Loss) on Investment Securities Sold	48,861
Change in Unrealized Appreciation (Depreciation) of Investment Securities	86,095
Net Increase (Decrease) in Net Assets Resulting from Operations	303,644
1 Interest income from an affiliated company of the fund was $63,000.

See accompanying Notes, which are an integral part of the Financial Statements.

79

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	168,688	149,398
Realized Net Gain (Loss)	48,861	10,368
Change in Unrealized Appreciation (Depreciation)	86,095	(134,448)
Net Increase (Decrease) in Net Assets Resulting from Operations	303,644	25,318
Distributions
Net Investment Income
Investor Shares	(109,674)	(116,480)
Institutional Shares	(41,079)	(23,007)
ETF Shares	(17,935)	(9,911)
Realized Capital Gain[1]
Investor Shares	(19,191)	—
Institutional Shares	(10,102)	—
ETF Shares	(2,772)	—
Total Distributions	(200,753)	(149,398)
Capital Share Transactions
Investor Shares	121,368	(368,882)
Institutional Shares	711,646	133,570
ETF Shares	(2,778)	173,643
Net Increase (Decrease) from Capital Share Transactions	830,236	(61,669)
Total Increase (Decrease)	933,127	(185,749)
Net Assets
Beginning of Period	2,869,778	3,055,527
End of Period	3,802,905	2,869,778

1 Includes fiscal 2010 short-term gain distributions totaling $7,783,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

80

Long-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.56	$11.98	$11.65	$11.53	$11.84
Investment Operations
Net Investment Income	.595	.608	.618	.613	.603
Net Realized and Unrealized Gain (Loss)
on Investments	.583	(.420)	.330	.120	(.310)
Total from Investment Operations	1.178	.188	.948	.733	.293
Distributions
Dividends from Net Investment Income	(.595)	(.608)	(.618)	(.613)	(.603)
Distributions from Realized Capital Gains	(.103)	—	—	—	—
Total Distributions	(.698)	(.608)	(.618)	(.613)	(.603)
Net Asset Value, End of Period	$12.04	$11.56	$11.98	$11.65	$11.53

Total Return[1]	10.27%	1.76%	8.64%	6.59%	2.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,250	$2,049	$2,518	$2,277	$1,898
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.19%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.87%	5.33%	5.49%	5.34%	5.30%
Portfolio Turnover Rate[2]	54%	69%	67%	62%	55%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

81

Long-Term Bond Index Fund

Financial Highlights

Institutional Shares

					Feb. 2,
					2006[1] to
For a Share Outstanding			Year Ended December 31,		Dec. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.56	$11.98	$11.65	$11.53	$11.66
Investment Operations
Net Investment Income	.613	.625	.632	.626	.559
Net Realized and Unrealized Gain (Loss)
on Investments	.583	(.420)	.330	.120	(.130)
Total from Investment Operations	1.196	.205	.962	.746	.429
Distributions
Dividends from Net Investment Income	(.613)	(.625)	(.632)	(.626)	(.559)
Distributions from Realized Capital Gains	(.103)	—	—	—	—
Total Distributions	(.716)	(.625)	(.632)	(.626)	(.559)
Net Asset Value, End of Period	$12.04	$11.56	$11.98	$11.65	$11.53

Total Return	10.44%	1.91%	8.77%	6.71%	3.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,229	$509	$388	$415	$309
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%[2]
Ratio of Net Investment Income to
Average Net Assets	5.02%	5.48%	5.61%	5.45%	5.40%[2]
Portfolio Turnover Rate[3]	54%	69%	67%	62%	55%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

82

Long-Term Bond Index Fund

Financial Highlights

ETF Shares

				April 3,
				2007[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$75.91	$78.66	$76.38	$74.90
Investment Operations
Net Investment Income	3.954	4.005	4.004	2.740
Net Realized and Unrealized Gain (Loss) on Investments	3.836	(2.750)	2.280	1.480
Total from Investment Operations	7.790	1.255	6.284	4.220
Distributions
Dividends from Net Investment Income	(3.954)	(4.005)	(4.004)	(2.740)
Distributions from Realized Capital Gains	(.676)	—	—	—
Total Distributions	(4.630)	(4.005)	(4.004)	(2.740)
Net Asset Value, End of Period	$79.07	$75.91	$78.66	$76.38

Total Return	10.36%	1.79%	8.70%	5.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$324	$311	$149	$84
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	4.98%	5.43%	5.58%	5.41%[2]
Portfolio Turnover Rate[3]	54%	69%	67%	62%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

83

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $685,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.27% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

84

Long-Term Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,640,716	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,978	—
Corporate Bonds	—	1,657,958	—
Sovereign Bonds	—	201,717	—
Taxable Municipal Bonds	—	237,765	—
Tax-Exempt Municipal Bonds	—	2,709	—
Temporary Cash Investments	20,816	—	—
Total	20,816	3,743,843	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2010, the fund realized $13,942,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $1,825,000 from accumulated net realized losses to paid-in capital.

The fund used a capital loss carryforward of $5,703,000 to offset taxable capital gains realized during the year ended December 31, 2010, reducing the amount of capital gains that would otherwise be available to distribute to shareholders. The fund realized losses of $2,651,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011.

At December 31, 2010, the cost of investment securities for tax purposes was $3,665,672,000. Net unrealized appreciation of investment securities for tax purposes was $98,987,000, consisting of unrealized gains of $155,493,000 on securities that had risen in value since their purchase and $56,506,000 in unrealized losses on securities that had fallen in value since their purchase.

85

Long-Term Bond Index Fund

E. During the year ended December 31, 2010, the fund purchased $782,208,000 of investment securities and sold $383,648,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,940,842,000 and $1,556,615,000, respectively.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	854,441	70,009	472,981	41,195
Issued in Lieu of Cash Distributions	110,575	9,066	99,551	8,728
Redeemed	(843,648)	(69,507)	(941,414)	(82,720)
Net Increase (Decrease)—Investor Shares	121,368	9,568	(368,882)	(32,797)
Institutional Shares
Issued	823,123	66,619	178,284	15,672
Issued in Lieu of Cash Distributions	44,502	3,644	18,631	1,625
Redeemed	(155,979)	(12,231)	(63,345)	(5,589)
Net Increase (Decrease)—Institutional Shares	711,646	58,032	133,570	11,708
ETF Shares
Issued	136,803	1,700	203,678	2,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(139,581)	(1,700)	(30,035)	(400)
Net Increase (Decrease)—ETF Shares	(2,778)	—	173,643	2,200

G. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

86

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund: In our opinion, the accompanying statements of net assets–investments summary, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (constituting separate portfolios of Vanguard Bond Index Funds, hereafter referred to as the “Funds”) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2011

87

Special 2010 tax information (unaudited) for Vanguard Total Bond Market Index Fund

This information for the fiscal year ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $279,709,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 88.9% of income dividends are interest-related dividends.

Special 2010 tax information (unaudited) for Vanguard Short-Term Bond Index Fund

This information for the fiscal year ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $68,001,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 85.3% of income dividends are interest-related dividends.

Special 2010 tax information (unaudited) for Vanguard Intermediate-Term Bond Index Fund

This information for the fiscal year ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $70,023,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 86.3% of income dividends are interest-related dividends.

Special 2010 tax information (unaudited) for Vanguard Long-Term Bond Index Fund

This information for the fiscal year ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $25,705,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 78.2% of income dividends are interest-related dividends.

88

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

89

Six Months Ended December 31, 2010

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2010	12/31/2010	Period
Based on Actual Fund Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,010.33	$1.11
Admiral Shares	1,000.00	1,010.89	0.56
Signal Shares	1,000.00	1,010.89	0.56
Institutional Shares	1,000.00	1,011.09	0.35
Institutional Plus Shares	1,000.00	1,011.20	0.25
ETF Shares	1,000.00	1,010.79	0.56
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,009.36	$1.11
Admiral Shares	1,000.00	1,009.92	0.56
Signal Shares	1,000.00	1,009.92	0.56
ETF Shares	1,000.00	1,010.07	0.56
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,016.20	$1.12
Admiral Shares	1,000.00	1,016.76	0.56
Signal Shares	1,000.00	1,016.76	0.56
Institutional Shares	1,000.00	1,016.97	0.36
ETF Shares	1,000.00	1,017.29	0.56
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$997.79	$1.11
Institutional Shares	1,000.00	998.54	0.35
ETF Shares	1,000.00	998.18	0.55

90

Six Months Ended December 31, 2010

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2010	12/31/2010	Period
Based on Hypothetical 5% Yearly Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,024.10	$1.12
Admiral Shares	1,000.00	1,024.65	0.56
Signal Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.85	0.36
Institutional Plus Shares	1,000.00	1,024.95	0.26
ETF Shares	1,000.00	1,024.65	0.56
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.10	$1.12
Admiral Shares	1,000.00	1,024.65	0.56
Signal Shares	1,000.00	1,024.65	0.56
ETF Shares	1,000.00	1,024.65	0.56
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.10	$1.12
Admiral Shares	1,000.00	1,024.65	0.56
Signal Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.65	0.56
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.10	$1.12
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.65	0.56

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.11% for ETF Shares; for the Short-Term Bond Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, and 0.11% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; and for the Long-Term Bond Index Fund, 0.22% for Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

91

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For this report, credit-quality ratings for each issue are obtained from Barclays Capital using ratings derived from Moody’s Investors Service, Fitch Ratings, and Standard & Poor’s. When ratings from all three agencies are available, the median rating is used; when ratings are available from two of the agencies, the lower rating is used; and when one rating is available, that rating is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

92

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

93

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008).	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001. [2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components).	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm).	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008).
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010).	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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no representation or warranty, express or implied, to
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Text Telephone for People	public regarding the advisability of investing in
With Hearing Impairment > 800-749-7273	securities generally or in Vanguard ETFs particularly or
the ability of the Barclays Capital Index to track general
This material may be used in conjunction	bond market performance. Barclays Capital hereby
with the offering of shares of any Vanguard	expressly disclaims all warranties of merchantability
fund only if preceded or accompanied by	and fitness for a particular purpose with respect to the
Barclays Capital Index and any data included therein.
the fund’s current prospectus.	Barclays Capital’s only relationship to Vanguard and
All comparative mutual fund data are from Lipper Inc. or	Vanguard ETFs is the licensing of the Barclays Capital
Morningstar, Inc., unless otherwise noted.	Index which is determined, composed, and calculated
by Barclays Capital without regard to Vanguard or the
You can obtain a free copy of Vanguard’s proxy voting	Vanguard ETFs. Barclays Capital is not responsible for,
guidelines by visiting vanguard.com/proxyreporting or by	and has not participated in, the determination of the
calling Vanguard at 800-662-2739. The guidelines are	timing of, prices of, or quantities of Vanguard ETFs to
also available from the SEC’s website, sec.gov. In	be issued. Source of index data: Barclays Capital Global
addition, you may obtain a free report on how your fund	Family of Indices. Copyright 2011, Barclays Capital. All
voted the proxies for securities it owned during the 12	rights reserved.
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q840 022011

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (70.1%)
U.S. Government Securities (35.6%)
United States Treasury Note/Bond	4.625%	12/31/11	1,950	2,033
United States Treasury Note/Bond	1.125%	1/15/12	94,605	95,344
United States Treasury Note/Bond	4.750%	1/31/12	32,545	34,076
United States Treasury Note/Bond	1.375%	2/15/12	96,755	97,828
United States Treasury Note/Bond	0.875%	2/29/12	766,135	770,448
United States Treasury Note/Bond	4.625%	2/29/12	81,625	85,630
United States Treasury Note/Bond	1.375%	3/15/12	1,855	1,878
United States Treasury Note/Bond	1.000%	3/31/12	263,050	265,065
United States Treasury Note/Bond	4.500%	3/31/12	144,700	152,116
United States Treasury Note/Bond	1.375%	4/15/12	193,514	195,964
United States Treasury Note/Bond	1.000%	4/30/12	562,050	566,440
United States Treasury Note/Bond	4.500%	4/30/12	163,540	172,561
United States Treasury Note/Bond	1.375%	5/15/12	500,200	506,843
United States Treasury Note/Bond	0.750%	5/31/12	741,005	744,480
United States Treasury Note/Bond	4.750%	5/31/12	345,720	366,788
United States Treasury Note/Bond	1.875%	6/15/12	126,210	128,872
United States Treasury Note/Bond	0.625%	6/30/12	14,885	14,927
United States Treasury Note/Bond	4.875%	6/30/12	59,595	63,534
United States Treasury Note/Bond	1.500%	7/15/12	52,800	53,666
United States Treasury Note/Bond	0.625%	7/31/12	106,289	106,555
United States Treasury Note/Bond	4.625%	7/31/12	162,595	173,266
United States Treasury Note/Bond	1.750%	8/15/12	620,135	632,730
United States Treasury Note/Bond	4.375%	8/15/12	9,700	10,312
United States Treasury Note/Bond	0.375%	8/31/12	6,300	6,288
United States Treasury Note/Bond	4.125%	8/31/12	6,641	7,038
United States Treasury Note/Bond	1.375%	9/15/12	153,342	155,547
United States Treasury Note/Bond	4.250%	9/30/12	25,190	26,831
United States Treasury Note/Bond	1.375%	10/15/12	41,550	42,167
United States Treasury Note/Bond	0.375%	10/31/12	786,091	783,756
United States Treasury Note/Bond	3.875%	10/31/12	47,780	50,692
United States Treasury Note/Bond	1.375%	11/15/12	56,620	57,460
United States Treasury Note/Bond	4.000%	11/15/12	17,980	19,140
United States Treasury Note/Bond	0.500%	11/30/12	195	195
United States Treasury Note/Bond	3.375%	11/30/12	2,380	2,508
United States Treasury Note/Bond	1.125%	12/15/12	425,225	429,545
United States Treasury Note/Bond	3.625%	12/31/12	2,705	2,869
United States Treasury Note/Bond	1.375%	1/15/13	667,525	677,745
United States Treasury Note/Bond	1.375%	2/15/13	134,750	136,793
United States Treasury Note/Bond	3.875%	2/15/13	131,535	140,557
United States Treasury Note/Bond	2.750%	2/28/13	41,755	43,627
United States Treasury Note/Bond	1.375%	3/15/13	226,125	229,411
United States Treasury Note/Bond	1.750%	4/15/13	72,215	73,862
United States Treasury Note/Bond	3.625%	5/15/13	12,056	12,889
United States Treasury Note/Bond	3.500%	5/31/13	9,370	9,991
United States Treasury Note/Bond	1.125%	6/15/13	665	670
United States Treasury Note/Bond	3.375%	6/30/13	42,800	45,562
United States Treasury Note/Bond	1.000%	7/15/13	11,615	11,673
United States Treasury Note/Bond	3.375%	7/31/13	15,255	16,268
United States Treasury Note/Bond	0.750%	8/15/13	755	754
United States Treasury Note/Bond	4.250%	8/15/13	15,055	16,391
United States Treasury Note/Bond	3.125%	8/31/13	40,165	42,606
United States Treasury Note/Bond	0.750%	9/15/13	15,685	15,634
United States Treasury Note/Bond	3.125%	9/30/13	423,540	449,283
United States Treasury Note/Bond	0.500%	10/15/13	3,460	3,421
United States Treasury Note/Bond	2.750%	10/31/13	554,478	582,806
United States Treasury Note/Bond	0.500%	11/15/13	300	296
United States Treasury Note/Bond	4.250%	11/15/13	9,760	10,678
United States Treasury Note/Bond	2.000%	11/30/13	12,165	12,524
United States Treasury Note/Bond	0.750%	12/15/13	1,035	1,028

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.500%	12/31/13	293,800	297,978
United States Treasury Note/Bond	1.750%	1/31/14	244,575	249,733
United States Treasury Note/Bond	4.000%	2/15/14	60,080	65,450
United States Treasury Note/Bond	1.875%	2/28/14	785,075	804,090
United States Treasury Note/Bond	1.750%	3/31/14	569,725	580,852
United States Treasury Note/Bond	1.875%	4/30/14	227,100	232,246
United States Treasury Note/Bond	4.750%	5/15/14	44,288	49,471
United States Treasury Note/Bond	2.250%	5/31/14	186,815	193,266
United States Treasury Note/Bond	2.625%	6/30/14	418,290	437,703
United States Treasury Note/Bond	2.625%	7/31/14	215,285	225,141
United States Treasury Note/Bond	4.250%	8/15/14	76,000	83,838
United States Treasury Note/Bond	2.375%	8/31/14	173,605	179,870
United States Treasury Note/Bond	2.375%	9/30/14	163,185	169,024
United States Treasury Note/Bond	2.375%	10/31/14	286,385	296,408
United States Treasury Note/Bond	2.125%	11/30/14	430,659	441,223
United States Treasury Note/Bond	2.625%	12/31/14	35,495	37,009
United States Treasury Note/Bond	2.250%	1/31/15	211,805	217,399
United States Treasury Note/Bond	4.000%	2/15/15	86,647	94,919
United States Treasury Note/Bond	11.250%	2/15/15	49,325	68,346
United States Treasury Note/Bond	2.375%	2/28/15	311,822	321,373
United States Treasury Note/Bond	2.500%	3/31/15	128,180	132,687
United States Treasury Note/Bond	2.500%	4/30/15	185,860	192,162
United States Treasury Note/Bond	4.125%	5/15/15	187,575	206,567
United States Treasury Note/Bond	2.125%	5/31/15	102,010	103,620
United States Treasury Note/Bond	1.875%	6/30/15	73,715	74,003
United States Treasury Note/Bond	1.750%	7/31/15	387,368	386,159
United States Treasury Note/Bond	4.250%	8/15/15	100,590	111,387
United States Treasury Note/Bond	10.625%	8/15/15	5,935	8,262
United States Treasury Note/Bond	1.250%	8/31/15	257,200	250,168
United States Treasury Note/Bond	1.250%	9/30/15	238,600	231,516
United States Treasury Note/Bond	1.250%	10/31/15	75	73
United States Treasury Note/Bond	4.500%	11/15/15	18,100	20,266
United States Treasury Note/Bond	9.875%	11/15/15	262,900	360,625
United States Treasury Note/Bond	1.375%	11/30/15	250,355	243,353
United States Treasury Note/Bond	2.125%	12/31/15	51,800	52,075
United States Treasury Note/Bond	4.500%	2/15/16	116,255	130,187
United States Treasury Note/Bond	9.250%	2/15/16	6,710	9,085
United States Treasury Note/Bond	2.625%	2/29/16	311,975	320,214
United States Treasury Note/Bond	2.375%	3/31/16	66,175	67,013
United States Treasury Note/Bond	2.625%	4/30/16	216,700	221,881
United States Treasury Note/Bond	5.125%	5/15/16	282,610	325,575
United States Treasury Note/Bond	7.250%	5/15/16	48,085	60,632
United States Treasury Note/Bond	3.250%	5/31/16	50,800	53,594
United States Treasury Note/Bond	3.250%	6/30/16	263,740	278,082
United States Treasury Note/Bond	4.875%	8/15/16	96,250	109,710
United States Treasury Note/Bond	3.000%	8/31/16	365,675	379,560
United States Treasury Note/Bond	3.000%	9/30/16	468,850	486,211
United States Treasury Note/Bond	3.125%	10/31/16	213,860	223,084
United States Treasury Note/Bond	4.625%	11/15/16	17,296	19,491
United States Treasury Note/Bond	7.500%	11/15/16	84,277	108,336
United States Treasury Note/Bond	2.750%	11/30/16	97,732	99,793
United States Treasury Note/Bond	3.250%	12/31/16	65,675	68,815
United States Treasury Note/Bond	3.125%	1/31/17	246,495	256,202
United States Treasury Note/Bond	4.625%	2/15/17	3,065	3,451
United States Treasury Note/Bond	3.000%	2/28/17	40,275	41,546
United States Treasury Note/Bond	3.250%	3/31/17	8,570	8,956
United States Treasury Note/Bond	3.125%	4/30/17	11,200	11,608
United States Treasury Note/Bond	4.500%	5/15/17	101,245	113,299
United States Treasury Note/Bond	8.750%	5/15/17	250,815	344,517
United States Treasury Note/Bond	2.750%	5/31/17	254,555	257,857
United States Treasury Note/Bond	2.500%	6/30/17	281,625	280,569
United States Treasury Note/Bond	4.750%	8/15/17	420,505	476,878
United States Treasury Note/Bond	8.875%	8/15/17	43,390	60,278
United States Treasury Note/Bond	1.875%	9/30/17	3,575	3,405

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.875%	10/31/17	259,827	247,080
United States Treasury Note/Bond	4.250%	11/15/17	230,355	253,787
United States Treasury Note/Bond	3.500%	2/15/18	47,425	49,863
United States Treasury Note/Bond	3.875%	5/15/18	423,966	456,094
United States Treasury Note/Bond	9.125%	5/15/18	3,685	5,284
United States Treasury Note/Bond	4.000%	8/15/18	242,200	262,598
United States Treasury Note/Bond	3.750%	11/15/18	173,920	185,089
United States Treasury Note/Bond	9.000%	11/15/18	25	36
United States Treasury Note/Bond	2.750%	2/15/19	24,200	23,901
United States Treasury Note/Bond	8.875%	2/15/19	123,475	177,766
United States Treasury Note/Bond	3.125%	5/15/19	125,150	126,597
United States Treasury Note/Bond	3.625%	8/15/19	120,281	125,769
United States Treasury Note/Bond	8.125%	8/15/19	117,735	164,185
United States Treasury Note/Bond	3.375%	11/15/19	471,533	481,775
United States Treasury Note/Bond	3.625%	2/15/20	357,959	371,887
United States Treasury Note/Bond	3.500%	5/15/20	423,573	434,361
United States Treasury Note/Bond	2.625%	8/15/20	362,071	343,685
United States Treasury Note/Bond	8.750%	8/15/20	244,040	356,869
United States Treasury Note/Bond	2.625%	11/15/20	528,873	499,536
United States Treasury Note/Bond	7.875%	2/15/21	208,392	291,001
United States Treasury Note/Bond	8.125%	5/15/21	12,080	17,167
United States Treasury Note/Bond	8.125%	8/15/21	136,690	194,847
United States Treasury Note/Bond	8.000%	11/15/21	59,855	84,733
United States Treasury Note/Bond	7.250%	8/15/22	2,940	3,978
United States Treasury Note/Bond	7.625%	11/15/22	7,450	10,374
United States Treasury Note/Bond	7.125%	2/15/23	161,760	217,391
United States Treasury Note/Bond	6.250%	8/15/23	497,635	625,776
United States Treasury Note/Bond	7.625%	2/15/25	712	1,010
United States Treasury Note/Bond	6.875%	8/15/25	66,525	88,946
United States Treasury Note/Bond	6.000%	2/15/26	16,315	20,172
United States Treasury Note/Bond	6.750%	8/15/26	5,435	7,219
United States Treasury Note/Bond	6.500%	11/15/26	6,244	8,106
United States Treasury Note/Bond	6.625%	2/15/27	81,065	106,677
United States Treasury Note/Bond	6.375%	8/15/27	46,885	60,335
United States Treasury Note/Bond	6.125%	11/15/27	32,810	41,223
United States Treasury Note/Bond	5.500%	8/15/28	34,290	40,403
United States Treasury Note/Bond	5.250%	11/15/28	7,950	9,114
United States Treasury Note/Bond	5.250%	2/15/29	90,710	104,033
United States Treasury Note/Bond	6.125%	8/15/29	163,655	207,024
United States Treasury Note/Bond	6.250%	5/15/30	60,343	77,569
United States Treasury Note/Bond	5.375%	2/15/31	8,660	10,109
United States Treasury Note/Bond	4.500%	2/15/36	5,870	6,078
United States Treasury Note/Bond	4.750%	2/15/37	402,670	432,870
United States Treasury Note/Bond	5.000%	5/15/37	3,449	3,849
United States Treasury Note/Bond	4.375%	2/15/38	56,504	57,130
United States Treasury Note/Bond	4.500%	5/15/38	1,187	1,224
United States Treasury Note/Bond	3.500%	2/15/39	4,723	4,072
United States Treasury Note/Bond	4.250%	5/15/39	179,339	176,817
United States Treasury Note/Bond	4.500%	8/15/39	470,744	483,911
United States Treasury Note/Bond	4.375%	11/15/39	319,296	321,193
United States Treasury Note/Bond	4.625%	2/15/40	333,501	349,552
United States Treasury Note/Bond	4.375%	5/15/40	274,315	275,730
United States Treasury Note/Bond	3.875%	8/15/40	258,273	238,097
				30,741,844
Agency Bonds and Notes (6.8%)
1 Ally Financial Inc.	2.200%	12/19/12	2,950	3,033
1 American Express Bank FSB	3.150%	12/9/11	20,525	21,049
1 Bank of America Corp.	2.100%	4/30/12	51,075	52,132
1 Bank of America Corp.	3.125%	6/15/12	37,450	38,811
1 Bank of America Corp.	2.375%	6/22/12	24,075	24,706
1 Bank of the West	2.150%	3/27/12	11,425	11,656
1 Citibank NA	1.625%	3/30/11	8,900	8,931
1 Citibank NA	1.875%	5/7/12	36,785	37,407
1 Citibank NA	1.750%	12/28/12	40,100	40,907

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Citigroup Funding Inc.	2.000%	3/30/12	8,900	9,039
1 Citigroup Funding Inc.	2.125%	7/12/12	11,275	11,522
1 Citigroup Funding Inc.	1.875%	10/22/12	17,794	18,175
1 Citigroup Funding Inc.	2.250%	12/10/12	4,775	4,910
1 Citigroup Inc.	2.875%	12/9/11	8,350	8,542
1 Citigroup Inc.	2.125%	4/30/12	48,420	49,418
Egypt Government AID Bonds	4.450%	9/15/15	16,750	18,370
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	2,800	2,776
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	2,825	2,811
2 Federal Farm Credit Bank	2.000%	1/17/12	17,000	17,273
2 Federal Farm Credit Bank	2.250%	4/24/12	6,300	6,440
2 Federal Farm Credit Bank	2.125%	6/18/12	14,675	15,012
2 Federal Farm Credit Bank	4.500%	10/17/12	12,375	13,216
2 Federal Farm Credit Bank	1.875%	12/7/12	9,375	9,580
2 Federal Farm Credit Bank	1.750%	2/21/13	8,775	8,949
2 Federal Farm Credit Bank	1.375%	6/25/13	6,800	6,869
2 Federal Farm Credit Bank	3.875%	10/7/13	37,650	40,475
2 Federal Farm Credit Bank	2.625%	4/17/14	11,375	11,833
2 Federal Farm Credit Bank	3.000%	9/22/14	11,250	11,830
2 Federal Farm Credit Bank	1.500%	11/16/15	6,825	6,589
2 Federal Farm Credit Bank	4.875%	12/16/15	1,625	1,821
2 Federal Farm Credit Bank	5.125%	8/25/16	9,075	10,295
2 Federal Farm Credit Bank	4.875%	1/17/17	8,030	9,006
2 Federal Farm Credit Bank	5.150%	11/15/19	15,675	17,583
2 Federal Home Loan Bank of Chicago	5.625%	6/13/16	3,705	3,950
2 Federal Home Loan Banks	1.125%	5/18/12	79,775	80,456
2 Federal Home Loan Banks	1.375%	6/8/12	37,750	38,176
2 Federal Home Loan Banks	1.875%	6/20/12	34,525	35,190
2 Federal Home Loan Banks	0.875%	8/22/12	5,900	5,925
2 Federal Home Loan Banks	1.750%	8/22/12	26,850	27,347
2 Federal Home Loan Banks	1.625%	9/26/12	16,500	16,779
2 Federal Home Loan Banks	1.750%	12/14/12	16,900	17,232
2 Federal Home Loan Banks	1.500%	1/16/13	68,625	69,661
2 Federal Home Loan Banks	3.375%	2/27/13	10,075	10,633
2 Federal Home Loan Banks	1.625%	3/20/13	12,400	12,624
2 Federal Home Loan Banks	3.625%	5/29/13	150	160
2 Federal Home Loan Banks	3.875%	6/14/13	5,125	5,492
2 Federal Home Loan Banks	5.375%	6/14/13	12,150	13,453
2 Federal Home Loan Banks	1.875%	6/21/13	90,705	92,788
2 Federal Home Loan Banks	5.125%	8/14/13	4,560	5,046
2 Federal Home Loan Banks	4.000%	9/6/13	46,725	50,405
2 Federal Home Loan Banks	5.250%	9/13/13	9,200	10,196
2 Federal Home Loan Banks	4.500%	9/16/13	51,125	55,815
2 Federal Home Loan Banks	3.625%	10/18/13	65,100	69,610
2 Federal Home Loan Banks	4.875%	11/27/13	19,900	22,015
2 Federal Home Loan Banks	3.125%	12/13/13	8,125	8,577
2 Federal Home Loan Banks	0.875%	12/27/13	29,800	29,553
2 Federal Home Loan Banks	2.500%	6/13/14	37,450	38,769
2 Federal Home Loan Banks	5.500%	8/13/14	88,435	100,896
2 Federal Home Loan Banks	4.500%	11/14/14	35,450	39,289
2 Federal Home Loan Banks	2.750%	12/12/14	18,950	19,681
2 Federal Home Loan Banks	5.375%	5/18/16	44,900	51,934
2 Federal Home Loan Banks	5.125%	10/19/16	15,925	18,081
2 Federal Home Loan Banks	4.750%	12/16/16	21,510	24,092
2 Federal Home Loan Banks	4.875%	5/17/17	35,975	40,481
2 Federal Home Loan Banks	5.000%	11/17/17	7,100	8,056
2 Federal Home Loan Banks	5.375%	8/15/18	4,750	5,454
2 Federal Home Loan Banks	5.375%	5/15/19	2,765	3,164
2 Federal Home Loan Banks	4.125%	3/13/20	7,750	8,073
2 Federal Home Loan Banks	5.250%	12/11/20	6,850	7,740
2 Federal Home Loan Banks	5.625%	6/11/21	1,125	1,302
2 Federal Home Loan Banks	5.375%	8/15/24	24,600	27,661
2 Federal Home Loan Banks	5.500%	7/15/36	9,900	10,905

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	69,775	73,613
2	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	55,945	57,085
2	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	30,325	30,854
2	Federal Home Loan Mortgage Corp.	4.750%	6/28/12	2,000	2,123
2	Federal Home Loan Mortgage Corp.	5.125%	7/15/12	19,975	21,358
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	41,325	44,605
2	Federal Home Loan Mortgage Corp.	1.000%	8/28/12	21,525	21,620
2	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	59,000	60,492
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	31,925	34,187
2	Federal Home Loan Mortgage Corp.	0.375%	11/30/12	20,000	19,880
2	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	15,125	16,135
2	Federal Home Loan Mortgage Corp.	0.625%	12/28/12	46,500	46,430
2	Federal Home Loan Mortgage Corp.	0.750%	12/28/12	50,850	50,899
2	Federal Home Loan Mortgage Corp.	1.375%	1/9/13	82,395	83,438
2	Federal Home Loan Mortgage Corp.	1.625%	4/15/13	83,750	85,231
2	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	33,590	35,911
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	18,000	19,587
2,3	Federal Home Loan Mortgage Corp.	1.400%	7/26/13	2,400	2,401
2	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	7,725	8,355
2	Federal Home Loan Mortgage Corp.	0.875%	10/28/13	11,900	11,820
2	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	64,550	71,353
2	Federal Home Loan Mortgage Corp.	2.500%	1/7/14	10,675	11,075
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	24,855	27,269
2	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	56,825	58,915
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	47,900	53,687
2	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	82,250	86,557
2	Federal Home Loan Mortgage Corp.	0.000%	11/24/14	7,400	6,886
2	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	600	675
2	Federal Home Loan Mortgage Corp.	2.875%	2/9/15	775	807
2	Federal Home Loan Mortgage Corp.	1.750%	9/10/15	25,000	24,575
2	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	1,375	1,534
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	48,925	55,755
2	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	67,175	77,533
2	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	15,775	17,892
2	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	28,225	31,863
2	Federal Home Loan Mortgage Corp.	5.000%	4/18/17	10,000	11,273
2	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	33,450	38,753
2	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	6,670	7,575
2	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	22,750	25,415
2	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	57,770	59,850
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	11,375	14,477
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	38,739	49,524
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	524	639
2	Federal National Mortgage Assn.	2.000%	1/9/12	121,600	123,633
2	Federal National Mortgage Assn.	5.000%	2/16/12	19,975	21,005
2	Federal National Mortgage Assn.	6.125%	3/15/12	68,630	73,302
2	Federal National Mortgage Assn.	1.000%	4/4/12	56,310	56,696
2	Federal National Mortgage Assn.	1.875%	4/20/12	74,275	75,612
2	Federal National Mortgage Assn.	4.875%	5/18/12	36,870	39,061
2	Federal National Mortgage Assn.	1.250%	6/22/12	12,940	13,072
2	Federal National Mortgage Assn.	1.125%	7/30/12	28,625	28,860
2	Federal National Mortgage Assn.	5.250%	8/1/12	8,255	8,817
2	Federal National Mortgage Assn.	4.375%	9/15/12	279,035	296,620
2	Federal National Mortgage Assn.	0.625%	9/24/12	15,350	15,351
2	Federal National Mortgage Assn.	0.500%	10/30/12	100,000	99,690
2	Federal National Mortgage Assn.	4.750%	11/19/12	50,000	53,779
2	Federal National Mortgage Assn.	0.375%	12/28/12	25,400	25,242
2	Federal National Mortgage Assn.	3.625%	2/12/13	78,325	82,990
2	Federal National Mortgage Assn.	4.750%	2/21/13	9,800	10,606
2	Federal National Mortgage Assn.	4.375%	3/15/13	11,075	11,936
2	Federal National Mortgage Assn.	4.625%	5/1/13	23,794	25,635
2	Federal National Mortgage Assn.	1.750%	5/7/13	12,900	13,162
2,3	Federal National Mortgage Assn.	2.000%	5/24/13	19,465	19,512
2	Federal National Mortgage Assn.	3.875%	7/12/13	4,700	5,040

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,3	Federal National Mortgage Assn.	1.350%	8/16/13	2,400	2,402
2	Federal National Mortgage Assn.	1.250%	8/20/13	50,175	50,463
2	Federal National Mortgage Assn.	4.625%	10/15/13	59,600	65,329
2	Federal National Mortgage Assn.	2.875%	12/11/13	22,150	23,252
2	Federal National Mortgage Assn.	0.750%	12/18/13	30,000	29,636
2	Federal National Mortgage Assn.	5.125%	1/2/14	3,600	3,950
2	Federal National Mortgage Assn.	2.750%	2/5/14	38,950	40,717
2	Federal National Mortgage Assn.	2.750%	3/13/14	37,950	39,668
2	Federal National Mortgage Assn.	4.125%	4/15/14	42,875	46,671
2	Federal National Mortgage Assn.	2.500%	5/15/14	42,050	43,582
2	Federal National Mortgage Assn.	3.000%	9/16/14	17,050	17,925
2	Federal National Mortgage Assn.	4.625%	10/15/14	28,500	31,621
2	Federal National Mortgage Assn.	2.625%	11/20/14	15,625	16,190
2	Federal National Mortgage Assn.	5.000%	4/15/15	16,960	19,096
2	Federal National Mortgage Assn.	2.375%	7/28/15	30,325	30,749
2	Federal National Mortgage Assn.	4.375%	10/15/15	17,755	19,522
2	Federal National Mortgage Assn.	1.625%	10/26/15	24,300	23,684
2	Federal National Mortgage Assn.	8.200%	3/10/16	50	64
2	Federal National Mortgage Assn.	5.375%	7/15/16	15,675	17,979
2	Federal National Mortgage Assn.	5.250%	9/15/16	45,925	52,377
2	Federal National Mortgage Assn.	4.875%	12/15/16	21,775	24,397
2	Federal National Mortgage Assn.	5.000%	2/13/17	79,525	89,714
2	Federal National Mortgage Assn.	5.000%	5/11/17	112,201	126,613
2	Federal National Mortgage Assn.	5.375%	6/12/17	3,750	4,313
2	Federal National Mortgage Assn.	0.000%	10/9/19	3,695	2,333
2	Federal National Mortgage Assn.	6.250%	5/15/29	1,250	1,515
2	Federal National Mortgage Assn.	7.125%	1/15/30	24,980	33,168
2	Federal National Mortgage Assn.	7.250%	5/15/30	46,901	62,824
2	Federal National Mortgage Assn.	6.625%	11/15/30	6,795	8,579
2	Federal National Mortgage Assn.	5.625%	7/15/37	11,590	12,987
2	Financing Corp. Fico	9.800%	4/6/18	1,750	2,494
2	Financing Corp. Fico	10.350%	8/3/18	4,900	7,221
2	Financing Corp. Fico	9.650%	11/2/18	10,535	15,105
2	Financing Corp. Fico	9.700%	4/5/19	1,575	2,277
1	General Electric Capital Corp.	1.800%	3/11/11	26,530	26,608
1	General Electric Capital Corp.	3.000%	12/9/11	43,900	44,959
1	General Electric Capital Corp.	2.250%	3/12/12	23,575	24,075
1	General Electric Capital Corp.	2.200%	6/8/12	43,320	44,287
1	General Electric Capital Corp.	2.125%	12/21/12	19,250	19,751
1	General Electric Capital Corp.	2.625%	12/28/12	13,150	13,633
1	Goldman Sachs Group Inc.	1.700%	3/15/11	11,000	11,031
1	Goldman Sachs Group Inc.	2.150%	3/15/12	6,925	7,063
1	Goldman Sachs Group Inc.	3.250%	6/15/12	23,350	24,247
1	HSBC USA Inc.	3.125%	12/16/11	15,000	15,387
	Israel Government AID Bond	5.500%	9/18/23	5,760	6,603
	Israel Government AID Bond	5.500%	12/4/23	3,200	3,670
	Israel Government AID Bond	5.500%	4/26/24	12,400	14,235
1	JPMorgan Chase & Co.	1.650%	2/23/11	21,175	21,214
1	JPMorgan Chase & Co.	3.125%	12/1/11	28,975	29,693
1	JPMorgan Chase & Co.	2.200%	6/15/12	20,950	21,430
1	JPMorgan Chase & Co.	2.125%	6/22/12	13,800	14,101
1	JPMorgan Chase & Co.	2.125%	12/26/12	32,325	33,243
1	Morgan Stanley	3.250%	12/1/11	30,200	30,988
1	Morgan Stanley	1.950%	6/20/12	26,250	26,766
1	PNC Funding Corp.	2.300%	6/22/12	6,075	6,223
	Private Export Funding Corp.	3.550%	4/15/13	2,275	2,407
	Private Export Funding Corp.	3.050%	10/15/14	4,600	4,814
	Private Export Funding Corp.	2.250%	12/15/17	4,600	4,357
	Private Export Funding Corp.	4.375%	3/15/19	8,700	9,291
	Private Export Funding Corp.	4.300%	12/15/21	2,675	2,756
1	Regions Bank	3.250%	12/9/11	1,500	1,540
	Resolution Funding Corp.	8.125%	10/15/19	450	617
	Resolution Funding Corp.	8.875%	7/15/20	180	251
	Resolution Funding Corp.	8.625%	1/15/30	110	166

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Small Business Administration Variable Rate Interest
	Only Custodial Receipts (U.S. Government Guaranteed)
		2.719%	7/15/17	4,449	222
1	Sovereign Bank	2.750%	1/17/12	6,900	7,062
1	State Street Corp.	2.150%	4/30/12	11,150	11,384
2	Tennessee Valley Authority	4.750%	8/1/13	4,000	4,372
2	Tennessee Valley Authority	5.500%	7/18/17	17,100	19,698
2	Tennessee Valley Authority	4.500%	4/1/18	6,325	6,878
2	Tennessee Valley Authority	6.750%	11/1/25	1,800	2,315
2	Tennessee Valley Authority	7.125%	5/1/30	27,025	35,427
2	Tennessee Valley Authority	4.650%	6/15/35	15,169	14,917
2	Tennessee Valley Authority	5.880%	4/1/36	9,850	11,372
2	Tennessee Valley Authority	6.150%	1/15/38	135	161
2	Tennessee Valley Authority	5.500%	6/15/38	2,550	2,777
2	Tennessee Valley Authority	5.250%	9/15/39	8,913	9,411
2	Tennessee Valley Authority	4.875%	1/15/48	6,825	6,790
2	Tennessee Valley Authority	5.375%	4/1/56	6,250	6,685
2	Tennessee Valley Authority	4.625%	9/15/60	4,225	3,946
4	US Central Federal Credit Union	1.900%	10/19/12	9,275	9,464
1	Wells Fargo & Co.	3.000%	12/9/11	28,175	28,857
1	Wells Fargo & Co.	2.125%	6/15/12	16,725	17,095
4	Western Corporate Federal Credit Union	1.750%	11/2/12	4,675	4,756
					5,834,566
Conventional Mortgage-Backed Securities (26.7%)
2,3	Fannie Mae Pool	3.500%	1/1/26–12/1/40	336,850	334,691
2,3	Fannie Mae Pool	4.000%	3/1/11–1/1/41	1,307,592	1,326,693
2,3	Fannie Mae Pool	4.500%	7/1/11–1/1/41	1,617,491	1,682,864
2,3	Fannie Mae Pool	5.000%	1/1/12–8/1/40	2,182,528	2,314,721
2,3	Fannie Mae Pool	5.500%	2/1/14–1/1/41	2,235,089	2,408,901
2,3	Fannie Mae Pool	6.000%	3/1/11–7/1/39	1,615,050	1,768,619
2,3	Fannie Mae Pool	6.500%	3/1/11–1/1/39	508,773	570,367
2,3	Fannie Mae Pool	7.000%	2/1/11–11/1/38	148,758	168,451
2,3	Fannie Mae Pool	7.500%	1/1/11–12/1/32	9,244	10,489
2,3	Fannie Mae Pool	8.000%	12/1/11–9/1/31	2,858	3,249
2,3	Fannie Mae Pool	8.500%	9/1/15–5/1/32	1,142	1,308
2,3	Fannie Mae Pool	9.000%	2/1/17–8/1/30	273	311
2,3	Fannie Mae Pool	9.500%	8/1/16–11/1/25	359	410
2,3	Fannie Mae Pool	10.000%	10/1/14–11/1/19	58	63
2,3	Fannie Mae Pool	10.500%	3/1/11–8/1/20	2	2
2,3	Fannie Mae Pool	11.000%	9/1/19	3	4
2,3	Freddie Mac Gold Pool	3.500%	6/1/19–1/1/26	86,051	86,563
2,3	Freddie Mac Gold Pool	4.000%	7/1/11–1/1/41	872,343	885,776
2,3	Freddie Mac Gold Pool	4.500%	1/1/11–11/1/40	1,240,847	1,285,768
2,3	Freddie Mac Gold Pool	5.000%	4/1/11–1/1/41	1,509,699	1,592,589
2,3	Freddie Mac Gold Pool	5.500%	3/1/11–2/1/40	1,574,196	1,686,710
2,3	Freddie Mac Gold Pool	6.000%	1/1/11–5/1/40	1,005,643	1,095,136
2,3	Freddie Mac Gold Pool	6.500%	1/1/11–4/1/39	292,264	325,842
2,3	Freddie Mac Gold Pool	7.000%	1/1/11–12/1/37	56,345	63,379
2,3	Freddie Mac Gold Pool	7.500%	2/1/11–2/1/32	5,985	6,707
2,3	Freddie Mac Gold Pool	8.000%	6/1/11–1/1/32	4,977	5,607
2,3	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	940	1,067
2,3	Freddie Mac Gold Pool	9.000%	7/1/20–3/1/31	653	744
2,3	Freddie Mac Gold Pool	9.500%	4/1/16–6/1/25	129	144
2,3	Freddie Mac Gold Pool	10.000%	10/1/16–4/1/25	45	50
2,3	Freddie Mac Non Gold Pool	8.000%	2/1/17–6/1/17	20	22
2,3	Freddie Mac Non Gold Pool	8.500%	6/1/18	38	42
2,3	Freddie Mac Non Gold Pool	9.000%	7/1/16	1	1
2,3	Freddie Mac Non Gold Pool	9.500%	10/1/18–3/1/20	4	4
3	Ginnie Mae I Pool	4.000%	8/15/18–1/1/41	290,887	293,180
3	Ginnie Mae I Pool	4.500%	6/15/18–1/1/41	871,028	905,375
3	Ginnie Mae I Pool	4.750%	8/15/33	30	32

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Ginnie Mae I Pool	5.000%	1/15/17–1/1/41	803,727	857,743
3	Ginnie Mae I Pool	5.500%	3/15/15–1/1/41	492,409	535,582
3	Ginnie Mae I Pool	6.000%	4/15/11–3/15/40	311,365	344,522
3	Ginnie Mae I Pool	6.000%	9/15/40	50,000	55,231
3	Ginnie Mae I Pool	6.500%	3/15/11–1/15/39	105,105	119,513
3	Ginnie Mae I Pool	7.000%	5/15/11–9/15/36	17,014	19,389
3	Ginnie Mae I Pool	7.250%	9/15/25	43	50
3	Ginnie Mae I Pool	7.500%	8/15/11–6/15/32	6,691	7,624
3	Ginnie Mae I Pool	7.750%	2/15/30	3	4
3	Ginnie Mae I Pool	8.000%	8/15/16–12/15/30	4,811	5,447
3	Ginnie Mae I Pool	8.250%	6/15/27	4	5
3	Ginnie Mae I Pool	8.500%	1/15/17–3/15/31	984	1,117
3	Ginnie Mae I Pool	9.000%	5/15/16–2/15/31	1,818	2,065
3	Ginnie Mae I Pool	9.500%	5/15/16–9/15/25	454	515
3	Ginnie Mae I Pool	10.000%	2/15/18–2/15/25	177	201
3	Ginnie Mae I Pool	10.500%	7/15/15–4/15/25	128	147
3	Ginnie Mae I Pool	11.000%	9/15/15–11/15/15	13	14
3	Ginnie Mae I Pool	11.500%	3/15/13–4/15/16	16	19
3	Ginnie Mae II Pool	3.500%	5/20/34	25	24
3	Ginnie Mae II Pool	4.000%	12/20/40	114,750	115,891
3	Ginnie Mae II Pool	4.500%	4/20/18–1/1/41	678,672	705,695
3	Ginnie Mae II Pool	5.000%	12/20/32–12/20/40	727,515	775,237
3	Ginnie Mae II Pool	5.500%	8/20/23–12/1/40	316,137	342,759
3	Ginnie Mae II Pool	6.000%	7/20/23–7/20/39	201,980	223,125
3	Ginnie Mae II Pool	6.500%	12/20/23–7/20/39	64,181	72,577
3	Ginnie Mae II Pool	7.000%	3/20/28–4/20/38	2,382	2,707
3	Ginnie Mae II Pool	7.500%	8/20/30	11	13
3	Ginnie Mae II Pool	8.500%	10/20/30	21	24
					23,013,121
Nonconventional Mortgage-Backed Securities (1.0%)
2,3	Fannie Mae Pool	2.289%	8/1/35	5,617	5,844
2,3	Fannie Mae Pool	2.330%	11/1/35	9,949	10,553
2,3	Fannie Mae Pool	2.371%	12/1/35	26	27
2,3	Fannie Mae Pool	2.439%	10/1/34	4,729	4,852
2,3	Fannie Mae Pool	2.456%	11/1/34	4,264	4,357
2,3	Fannie Mae Pool	2.525%	11/1/32	27	29
2,3	Fannie Mae Pool	2.538%	9/1/33	21	22
2,3	Fannie Mae Pool	2.581%	10/1/40	16,660	16,971
2,3	Fannie Mae Pool	2.642%	9/1/34	1,910	2,006
2,3	Fannie Mae Pool	2.661%	10/1/34	39	41
2,3	Fannie Mae Pool	2.684%	1/1/35	3,696	3,864
2,3	Fannie Mae Pool	2.685%	11/1/33	3,570	3,771
2,3	Fannie Mae Pool	2.719%	5/1/35	2,890	3,021
2,3	Fannie Mae Pool	2.909%	12/1/35	11,494	11,913
2,3	Fannie Mae Pool	2.988%	4/1/36	6,678	6,937
2,3	Fannie Mae Pool	2.993%	12/1/35	15,494	16,305
2,3	Fannie Mae Pool	3.060%	9/1/33	52	55
2,3	Fannie Mae Pool	3.064%	9/1/35	3,869	4,007
2,3	Fannie Mae Pool	3.101%	12/1/40	12,068	12,464
2,3	Fannie Mae Pool	3.199%	8/1/40	15,714	16,267
2,3	Fannie Mae Pool	3.201%	12/1/40	12,421	12,858
2,3	Fannie Mae Pool	3.224%	9/1/40	16,883	17,499
2,3	Fannie Mae Pool	3.256%	10/1/40	24,557	25,480
2,3	Fannie Mae Pool	3.298%	1/1/40	11,562	11,989
2,3	Fannie Mae Pool	3.330%	10/1/35	11,592	12,102
2,3	Fannie Mae Pool	3.403%	5/1/40	8,010	8,334
2,3	Fannie Mae Pool	3.527%	3/1/40	23,509	24,516
2,3	Fannie Mae Pool	3.629%	8/1/35	10,431	10,691
2,3	Fannie Mae Pool	3.959%	10/1/36	3,373	3,527
2,3	Fannie Mae Pool	4.016%	7/1/35	4,506	4,687
2,3	Fannie Mae Pool	4.147%	5/1/34	2,230	2,302
2,3	Fannie Mae Pool	4.319%	12/1/35	8,786	9,273
2,3	Fannie Mae Pool	4.511%	2/1/36	4,875	5,003
2,3	Fannie Mae Pool	4.542%	11/1/34	11,106	11,696

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,3	Fannie Mae Pool	4.624%	8/1/35	6,974	7,309
2,3	Fannie Mae Pool	4.648%	9/1/34	2,468	2,628
2,3	Fannie Mae Pool	4.803%	6/1/34	4,684	4,942
2,3	Fannie Mae Pool	4.905%	5/1/33	24	25
2,3	Fannie Mae Pool	4.921%	7/1/38	3,617	3,834
2,3	Fannie Mae Pool	4.941%	11/1/34	1,967	2,059
2,3	Fannie Mae Pool	4.956%	8/1/37	18,583	19,566
2,3	Fannie Mae Pool	4.995%	1/1/35	27	29
2,3	Fannie Mae Pool	4.999%	11/1/33	1,861	1,969
2,3	Fannie Mae Pool	5.032%	12/1/33	2,742	2,899
2,3	Fannie Mae Pool	5.099%	3/1/37	7,423	7,830
2,3	Fannie Mae Pool	5.114%	3/1/38	9,128	9,705
2,3	Fannie Mae Pool	5.172%	8/1/38	595	633
2,3	Fannie Mae Pool	5.202%	6/1/35	117	124
2,3	Fannie Mae Pool	5.266%	7/1/38	831	884
2,3	Fannie Mae Pool	5.269%	11/1/35	22	23
2,3	Fannie Mae Pool	5.344%	12/1/35	4,304	4,556
2,3	Fannie Mae Pool	5.366%	2/1/36	2,602	2,668
2,3	Fannie Mae Pool	5.466%	1/1/37	4,805	5,054
2,3	Fannie Mae Pool	5.550%	4/1/37	924	986
2,3	Fannie Mae Pool	5.566%	1/1/36	3,280	3,442
2,3	Fannie Mae Pool	5.569%	2/1/37	7,602	8,090
2,3	Fannie Mae Pool	5.584%	5/1/36	3,205	3,424
2,3	Fannie Mae Pool	5.623%	6/1/37	4,254	4,453
2,3	Fannie Mae Pool	5.626%	7/1/36	5,065	5,354
2,3	Fannie Mae Pool	5.643%	2/1/37	4,931	5,242
2,3	Fannie Mae Pool	5.644%	3/1/37	4,727	5,002
2,3	Fannie Mae Pool	5.650%	3/1/37	10,378	10,959
2,3	Fannie Mae Pool	5.652%	3/1/37	4,120	4,353
2,3	Fannie Mae Pool	5.669%	9/1/36	3,901	4,073
2,3	Fannie Mae Pool	5.720%	12/1/37	11,948	12,843
2,3	Fannie Mae Pool	5.723%	4/1/37	5,380	5,685
2,3	Fannie Mae Pool	5.735%	4/1/37	5,914	6,311
2,3	Fannie Mae Pool	5.757%	4/1/36	5,711	5,896
2,3	Fannie Mae Pool	5.789%	11/1/36	4,750	5,074
2,3	Fannie Mae Pool	5.828%	9/1/36	6,215	6,600
2,3	Fannie Mae Pool	5.882%	8/1/37	7,043	7,347
2,3	Fannie Mae Pool	5.907%	1/1/37	738	788
2,3	Fannie Mae Pool	5.921%	6/1/36	894	954
2,3	Fannie Mae Pool	5.924%	4/1/36	4,886	5,222
2,3	Fannie Mae Pool	5.925%	2/1/37	10	11
2,3	Fannie Mae Pool	5.974%	10/1/37	7,270	7,760
2,3	Fannie Mae Pool	5.977%	12/1/36	59	62
2,3	Fannie Mae Pool	5.998%	11/1/36	88	95
2,3	Fannie Mae Pool	6.308%	9/1/37	6,773	7,219
2,3	Freddie Mac Non Gold Pool	2.490%	12/1/34	9,264	9,647
2,3	Freddie Mac Non Gold Pool	2.524%	12/1/34	55	58
2,3	Freddie Mac Non Gold Pool	2.592%	12/1/34	4,632	4,873
2,3	Freddie Mac Non Gold Pool	2.625%	4/1/33	28	29
2,3	Freddie Mac Non Gold Pool	2.643%	9/1/34	5,389	5,654
2,3	Freddie Mac Non Gold Pool	2.649%	4/1/35	386	410
2,3	Freddie Mac Non Gold Pool	2.658%	12/1/40	13,550	13,821
2,3	Freddie Mac Non Gold Pool	2.789%	11/1/40	16,745	17,145
2,3	Freddie Mac Non Gold Pool	2.845%	5/1/33	137	144
2,3	Freddie Mac Non Gold Pool	2.938%	1/1/35	483	504
2,3	Freddie Mac Non Gold Pool	3.140%	6/1/37	4,261	4,472
2,3	Freddie Mac Non Gold Pool	3.153%	11/1/40	12,256	12,676
2,3	Freddie Mac Non Gold Pool	3.309%	6/1/40	16,950	17,594
2,3	Freddie Mac Non Gold Pool	3.339%	4/1/40	13,134	13,643
2,3	Freddie Mac Non Gold Pool	3.376%	5/1/40	7,167	7,455
2,3	Freddie Mac Non Gold Pool	3.430%	5/1/40	7,196	7,489
2,3	Freddie Mac Non Gold Pool	3.482%	3/1/36	8,663	9,065
2,3	Freddie Mac Non Gold Pool	3.555%	6/1/40	12,347	12,897
2,3	Freddie Mac Non Gold Pool	3.599%	6/1/40	20,124	20,832

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,3	Freddie Mac Non Gold Pool	3.623%	1/1/40	11,811	12,327
2,3	Freddie Mac Non Gold Pool	4.111%	1/1/37	4,305	4,511
2,3	Freddie Mac Non Gold Pool	4.334%	3/1/36	29	30
2,3	Freddie Mac Non Gold Pool	4.594%	7/1/35	4,249	4,456
2,3	Freddie Mac Non Gold Pool	4.602%	11/1/34	5,613	5,988
2,3	Freddie Mac Non Gold Pool	4.682%	6/1/34	43	45
2,3	Freddie Mac Non Gold Pool	5.010%	6/1/35	14	15
2,3	Freddie Mac Non Gold Pool	5.024%	12/1/34	59	63
2,3	Freddie Mac Non Gold Pool	5.028%	5/1/35	6,822	7,194
2,3	Freddie Mac Non Gold Pool	5.070%	7/1/38	8,247	8,759
2,3	Freddie Mac Non Gold Pool	5.141%	8/1/34	20	22
2,3	Freddie Mac Non Gold Pool	5.199%	11/1/33	21	22
2,3	Freddie Mac Non Gold Pool	5.272%	3/1/38	10,813	11,510
2,3	Freddie Mac Non Gold Pool	5.311%	3/1/36	7,619	7,887
2,3	Freddie Mac Non Gold Pool	5.339%	12/1/35	5,074	5,373
2,3	Freddie Mac Non Gold Pool	5.413%	4/1/37	9,675	10,200
2,3	Freddie Mac Non Gold Pool	5.427%	3/1/37	5,421	5,779
2,3	Freddie Mac Non Gold Pool	5.500%	2/1/36	5,852	6,197
2,3	Freddie Mac Non Gold Pool	5.526%	5/1/36	9,326	9,748
2,3	Freddie Mac Non Gold Pool	5.544%	4/1/37	7,014	7,454
2,3	Freddie Mac Non Gold Pool	5.613%	4/1/37	9,212	9,657
2,3	Freddie Mac Non Gold Pool	5.619%	7/1/36	5,340	5,638
2,3	Freddie Mac Non Gold Pool	5.630%	12/1/36	6,920	7,254
2,3	Freddie Mac Non Gold Pool	5.672%	4/1/37	98	104
2,3	Freddie Mac Non Gold Pool	5.674%	3/1/37	13,236	13,955
2,3	Freddie Mac Non Gold Pool	5.700%	3/1/37	963	1,033
2,3	Freddie Mac Non Gold Pool	5.702%	6/1/37	9,600	10,200
2,3	Freddie Mac Non Gold Pool	5.714%	9/1/36	18,384	19,580
2,3	Freddie Mac Non Gold Pool	5.717%	11/1/36	3,122	3,320
2,3	Freddie Mac Non Gold Pool	5.751%	3/1/37	3,905	4,170
2,3	Freddie Mac Non Gold Pool	5.769%	5/1/37	262	277
2,3	Freddie Mac Non Gold Pool	5.780%	5/1/36	7,627	8,199
2,3	Freddie Mac Non Gold Pool	5.794%	8/1/37	184	194
2,3	Freddie Mac Non Gold Pool	5.822%	6/1/37	9,352	10,005
2,3	Freddie Mac Non Gold Pool	5.837%	10/1/37	10,812	11,520
2,3	Freddie Mac Non Gold Pool	5.841%	12/1/36	3,759	4,019
2,3	Freddie Mac Non Gold Pool	5.851%	5/1/37	10,456	11,158
2,3	Freddie Mac Non Gold Pool	5.855%	8/1/37	7,843	8,348
2,3	Freddie Mac Non Gold Pool	5.936%	1/1/37	3,153	3,370
2,3	Freddie Mac Non Gold Pool	5.983%	10/1/37	1,718	1,838
2,3	Freddie Mac Non Gold Pool	6.023%	6/1/36	13	13
2,3	Freddie Mac Non Gold Pool	6.024%	8/1/37	2,947	3,148
2,3	Freddie Mac Non Gold Pool	6.035%	3/1/37	278	295
2,3	Freddie Mac Non Gold Pool	6.084%	3/1/37	970	1,030
2,3	Freddie Mac Non Gold Pool	6.097%	12/1/36	7,081	7,577
2,3	Freddie Mac Non Gold Pool	6.186%	6/1/37	4,569	4,830
2,3	Freddie Mac Non Gold Pool	6.410%	2/1/37	3,066	3,305
3	Ginnie Mae I Pool	7.900%	2/15/21	4	5
3	Ginnie Mae II Pool	3.375%	6/20/29	249	259

					907,534

Total U.S. Government and Agency Obligations (Cost $58,792,513)					60,497,065

Asset-Backed/Commercial Mortgage-Backed Securities (3.8%)
5	BA Covered Bond Issuer	5.500%	6/14/12	17,750	18,703
	Banc of America Commercial Mortgage Inc.	5.787%	5/11/35	12,148	12,285
3	Banc of America Commercial Mortgage Inc.	6.503%	4/15/36	3,286	3,302
3	Banc of America Commercial Mortgage Inc.	3.878%	9/11/36	432	438
3	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	1,513	1,528
3	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	4,250	4,404
3,6	Banc of America Commercial Mortgage Inc.	5.413%	6/10/39	13,050	13,795
3	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	28,730	30,402
3,6	Banc of America Commercial Mortgage Inc.	5.060%	11/10/42	4,335	4,549
3	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	4,695	4,564

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	14,555	14,982
3,6	Banc of America Commercial Mortgage Inc.	5.775%	5/10/45	3,290	3,138
3	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	19,690	21,358
3,6	Banc of America Commercial Mortgage Inc.	5.421%	9/10/45	185	186
3	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	16,101	17,233
3,6	Banc of America Commercial Mortgage Inc.	5.120%	10/10/45	875	894
3,6	Banc of America Commercial Mortgage Inc.	5.176%	10/10/45	432	446
3	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	22,300	23,868
3,6	Banc of America Commercial Mortgage Inc.	5.695%	7/10/46	2,850	2,600
3,6	Banc of America Commercial Mortgage Inc.	5.195%	9/10/47	3,204	3,300
3,6	Banc of America Commercial Mortgage Inc.	5.195%	9/10/47	3,520	3,442
3	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	11,525	12,140
3	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	2,175	2,168
3,6	Banc of America Commercial Mortgage Inc.	5.523%	1/15/49	2,700	2,271
3,6	Banc of America Commercial Mortgage Inc.	6.152%	2/10/51	24,200	26,267
5	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	2,200	2,231
5	Bank of Scotland plc	5.250%	2/21/17	12,135	12,624
3	Bear Stearns Commercial Mortgage Securities	5.610%	11/15/33	11,215	11,447
3	Bear Stearns Commercial Mortgage Securities	6.460%	10/15/36	90	93
3	Bear Stearns Commercial Mortgage Securities	5.512%	4/12/38	20,977	22,805
3,6	Bear Stearns Commercial Mortgage Securities	5.512%	4/12/38	663	664
3,6	Bear Stearns Commercial Mortgage Securities	5.512%	4/12/38	4,525	4,844
3	Bear Stearns Commercial Mortgage Securities	4.830%	8/15/38	25,125	26,047
3,6	Bear Stearns Commercial Mortgage Securities	5.761%	9/11/38	5,500	5,717
3,6	Bear Stearns Commercial Mortgage Securities	5.761%	9/11/38	2,650	2,526
3	Bear Stearns Commercial Mortgage Securities	5.455%	3/11/39	44,705	48,601
3	Bear Stearns Commercial Mortgage Securities	4.680%	8/13/39	17,300	18,230
3	Bear Stearns Commercial Mortgage Securities	4.740%	3/13/40	13,900	14,598
3	Bear Stearns Commercial Mortgage Securities	5.664%	6/11/40	31,450	33,079
3,6	Bear Stearns Commercial Mortgage Securities	5.717%	6/11/40	2,650	1,937
3	Bear Stearns Commercial Mortgage Securities	5.405%	12/11/40	1,443	1,550
3,6	Bear Stearns Commercial Mortgage Securities	5.200%	1/12/41	830	877
3	Bear Stearns Commercial Mortgage Securities	4.750%	6/11/41	4,175	4,001
3	Bear Stearns Commercial Mortgage Securities	5.582%	9/11/41	3,445	3,532
3,6	Bear Stearns Commercial Mortgage Securities	5.568%	10/12/41	4,175	4,219
3	Bear Stearns Commercial Mortgage Securities	4.521%	11/11/41	6,255	6,317
3	Bear Stearns Commercial Mortgage Securities	4.825%	11/11/41	495	521
3	Bear Stearns Commercial Mortgage Securities	4.868%	11/11/41	2,300	2,287
3	Bear Stearns Commercial Mortgage Securities	4.933%	2/13/42	2,500	2,663
3	Bear Stearns Commercial Mortgage Securities	5.742%	9/11/42	15,900	17,296
3	Bear Stearns Commercial Mortgage Securities	5.793%	9/11/42	5,500	5,928
3	Bear Stearns Commercial Mortgage Securities	5.127%	10/12/42	8,678	8,659
3	Bear Stearns Commercial Mortgage Securities	5.143%	10/12/42	3,215	3,489
3,6	Bear Stearns Commercial Mortgage Securities	5.513%	1/12/45	6,280	6,265
3,6	Bear Stearns Commercial Mortgage Securities	5.566%	1/12/45	4,275	4,007
3	Bear Stearns Commercial Mortgage Securities	5.694%	6/11/50	46,930	50,336
3,6	Bear Stearns Commercial Mortgage Securities	5.915%	6/11/50	7,903	7,961
3	Bear Stearns Commercial Mortgage Securities	5.613%	6/13/50	9,925	10,376
3	Bear Stearns Commercial Mortgage Securities	5.700%	6/13/50	9,800	10,099
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	8,926	9,076
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	6,175	6,255
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	36,645	40,417
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	6,800	7,783
3	CDC Commercial Mortgage Trust	5.676%	11/15/30	14,887	15,111
3	Chase Issuance Trust	4.650%	3/15/15	32,375	34,853
3	Chase Issuance Trust	5.400%	7/15/15	10,025	11,043
5	Cie de Financement Foncier	2.125%	4/22/13	7,500	7,531
3	CIT Group Home Equity Loan Trust	6.200%	2/25/30	730	703
3	Citibank Credit Card Issuance Trust	5.450%	5/10/13	4,085	4,155
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	20,125	22,172
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	3,425	3,680
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	4,750	5,427
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	3,475	3,560
3	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	1,015	1,048

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,6	Citigroup Commercial Mortgage Trust	5.728%	3/15/49	14,440	15,389
3	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	180	191
3	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	3,375	3,466
3	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	2,025	1,855
3,6	Citigroup Commercial Mortgage Trust	5.698%	12/10/49	17,045	18,021
3,6	Citigroup Commercial Mortgage Trust	5.698%	12/10/49	5,175	5,183
3,6	Citigroup Commercial Mortgage Trust	6.179%	12/10/49	7,310	7,447
3,6	Citigroup Commercial Mortgage Trust	6.179%	12/10/49	17,377	18,607
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.221%	7/15/44	32,891	35,680
3,6	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.222%	7/15/44	7,000	7,132
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	18,540	19,388
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.648%	10/15/48	9,225	8,861
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.688%	10/15/48	3,350	2,935
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	25,185	26,019
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	19,125	19,485
3,5	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	8,464	9,384
3	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	8,200	8,498
3	Commercial Mortgage Pass Through Certificates	4.715%	3/10/39	19,825	20,905
3	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	25,203	26,807
3	Commercial Mortgage Pass Through Certificates	5.764%	6/10/46	23,530	25,589
3,6	Commercial Mortgage Pass Through Certificates	5.789%	6/10/46	4,025	4,229
3	Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	3,640	3,723
3,6	Commercial Mortgage Pass Through Certificates	5.815%	12/10/49	19,073	20,656
3,6	Countrywide Home Loan Mortgage Pass Through Trust	2.917%	5/25/33	3,298	2,647
3,6	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	16,500	17,108
3	Credit Suisse First Boston Mortgage Securities Corp.	4.877%	4/15/37	925	810
3,6	Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	13,900	14,743
3,6	Credit Suisse First Boston Mortgage Securities Corp.	5.075%	2/15/38	3,375	3,296
3	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	16,005	16,588
3,6	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	1,565	1,570
3	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	35,975	38,218
3,6	Credit Suisse First Boston Mortgage Securities Corp.	5.190%	8/15/38	3,400	3,342
3,6	Credit Suisse First Boston Mortgage Securities Corp.	5.230%	12/15/40	3,290	3,169
3	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	1,147	1,176
3	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	26,008	28,088
3	Credit Suisse Mortgage Capital Certificates	5.538%	2/15/39	37,150	40,128
3,6	Credit Suisse Mortgage Capital Certificates	5.539%	2/15/39	7,675	7,732
3,6	Credit Suisse Mortgage Capital Certificates	5.539%	2/15/39	3,350	3,196
3,6	Credit Suisse Mortgage Capital Certificates	5.721%	6/15/39	32,785	33,415
3	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	1,725	1,636
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	28,000	29,090
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	6,421	6,522
3,6	CW Capital Cobalt Ltd.	5.818%	5/15/46	23,775	24,732
3,6	CW Capital Cobalt Ltd.	5.484%	4/15/47	2,375	2,458
3	Daimler Chrysler Auto Trust	3.700%	6/8/12	1,333	1,338
3	Discover Card Master Trust	5.100%	10/15/13	975	987
3	Discover Card Master Trust	5.650%	12/15/15	23,300	25,681
3	Discover Card Master Trust	5.650%	3/16/20	7,975	9,030
	Federal Housing Administration	7.430%	10/1/20	3	3
3,6	First Union Commercial Mortgage Trust	6.639%	10/15/35	5,480	5,737
3	First Union National Bank Commercial Mortgage	6.223%	12/12/33	9,175	9,396
3	Ford Credit Auto Owner Trust	4.370%	10/15/12	15,775	16,239
3	Ford Credit Auto Owner Trust	2.420%	11/15/14	4,625	4,748
3	Ford Credit Auto Owner Trust	2.150%	6/15/15	16,950	17,322
3	GE Capital Commercial Mortgage Corp.	6.531%	5/15/33	6,889	6,889
3	GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	2,046	2,075
3	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	11,297	11,750
3	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	4,605	4,903
3	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	17,395	18,411
3,6	GE Capital Commercial Mortgage Corp.	5.335%	3/10/44	33,040	35,964
3,6	GE Capital Commercial Mortgage Corp.	5.335%	3/10/44	6,675	6,952
3	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	1,425	1,514
3,6	GE Capital Commercial Mortgage Corp.	5.315%	11/10/45	7,048	7,071
3	GMAC Commercial Mortgage Securities Inc.	6.465%	4/15/34	3,307	3,313

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	10,628	10,724
3	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	3,000	3,123
3	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	2,625	2,792
3	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	809	831
3,6	GMAC Commercial Mortgage Securities Inc.	5.471%	5/10/40	1,695	1,821
3	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	2,175	2,263
3	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	1,650	1,655
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	6,925	7,267
3	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	1,623	1,675
3	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	11,875	12,553
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	14,450	15,487
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	4,813	4,845
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	21,997	23,306
3,6	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	5,315	5,362
3	Greenwich Capital Commercial Funding Corp.	5.882%	7/10/38	1,500	1,628
3,6	Greenwich Capital Commercial Funding Corp.	5.883%	7/10/38	4,275	4,371
3	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	1,625	1,623
3	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	20,190	21,281
3,6	Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	2,000	1,983
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	12,809	12,935
3,6	GS Mortgage Securities Corp. II	5.553%	4/10/38	12,625	13,589
3,6	GS Mortgage Securities Corp. II	5.622%	4/10/38	4,750	4,761
3	GS Mortgage Securities Corp. II	5.396%	8/10/38	26,610	28,410
3	GS Mortgage Securities Corp. II	4.608%	1/10/40	15,675	16,538
3	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	1,493	1,520
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	7,900	8,090
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.050%	12/12/34	9,525	10,034
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.654%	1/12/37	3,250	3,364
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.985%	1/12/37	11,725	12,319
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.255%	7/12/37	1,365	1,462
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.376%	7/12/37	10,090	10,518
3,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.347%	8/12/37	2,000	1,932
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.824%	9/12/37	5,125	5,153
3,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.879%	1/12/38	30,400	32,187
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.404%	1/12/39	11,465	11,885
3,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.358%	6/12/41	18,175	19,224
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.697%	7/15/42	1,725	1,771
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.780%	7/15/42	2,960	2,972
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.918%	10/15/42	1,700	1,783
3,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.322%	1/12/43	185	180
3,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.475%	4/15/43	3,302	3,546
3,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.442%	12/12/44	3,300	3,269
3,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.491%	12/12/44	1,350	1,130
3,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.245%	12/15/44	4,250	4,396
3,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.324%	12/15/44	1,375	1,354

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.872%	4/15/45	3,310	3,020
3,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.872%	4/15/45	1,750	1,815
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.872%	4/15/45	27,525	30,217
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.593%	5/12/45	6,740	6,620
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.623%	5/12/45	2,025	1,753
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	5/15/45	4,315	4,364
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.447%	5/15/45	8,000	8,286
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	6/12/47	10,230	10,774
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.802%	6/15/49	10,025	10,361
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.817%	6/15/49	6,150	6,484
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.794%	2/12/51	30,885	33,198
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.855%	2/12/51	8,925	9,122
3,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.882%	2/15/51	24,270	25,355
3	LB-UBS Commercial Mortgage Trust	5.386%	6/15/26	1,327	1,347
3	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	17,575	18,392
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	8,040	8,437
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	622	622
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	17,600	18,947
3	LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	6,390	6,571
3	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	2,535	2,578
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	23,075	24,187
3	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	4,625	4,886
3	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	24,280	25,394
3,6	LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	7,550	8,092
3	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	21,100	22,275
3,6	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	27,350	29,150
3	LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	3,000	3,203
3	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	1,175	1,173
3	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	3,550	3,729
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	20,900	21,622
3	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	4,775	4,699
3,6	LB-UBS Commercial Mortgage Trust	5.493%	2/15/40	3,557	3,392
3,6	LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	1,625	1,571
3,6	LB-UBS Commercial Mortgage Trust	5.276%	2/15/41	3,375	3,045
3,6	LB-UBS Commercial Mortgage Trust	6.154%	4/15/41	26,025	28,108
3,6	LB-UBS Commercial Mortgage Trust	6.154%	4/15/41	4,855	4,716
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	31,600	33,084
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	9,020	9,515
3	Merrill Lynch Mortgage Trust	5.107%	7/12/38	965	1,002
3	Merrill Lynch Mortgage Trust	5.656%	5/12/39	11,950	12,881
3,6	Merrill Lynch Mortgage Trust	5.656%	5/12/39	1,825	1,871
3	Merrill Lynch Mortgage Trust	5.782%	8/12/43	4,705	4,838
3,6	Merrill Lynch Mortgage Trust	5.802%	8/12/43	3,325	2,985
3,6	Merrill Lynch Mortgage Trust	5.291%	1/12/44	20,875	22,385
3,6	Merrill Lynch Mortgage Trust	5.826%	6/12/50	29,018	30,660
3,6	Merrill Lynch Mortgage Trust	5.826%	6/12/50	3,260	3,160
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,475	3,585
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	17,040	17,819
3,6	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.514%	2/12/39	650	608
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.907%	6/12/46	32,125	35,133
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456%	7/12/46	3,660	3,661

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	20,670	20,554
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	10,177	10,499
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	27,175	28,239
3	Morgan Stanley Capital I	4.970%	4/14/40	5,120	5,412
3,6	Morgan Stanley Capital I	5.110%	6/15/40	16,850	17,875
3	Morgan Stanley Capital I	5.030%	6/13/41	1,397	1,425
3	Morgan Stanley Capital I	5.270%	6/13/41	4,525	4,758
3,6	Morgan Stanley Capital I	5.808%	8/12/41	2,175	2,245
3	Morgan Stanley Capital I	5.328%	11/12/41	6,460	6,759
3	Morgan Stanley Capital I	5.360%	11/12/41	7,400	7,345
3	Morgan Stanley Capital I	4.780%	12/13/41	1,900	2,010
3,6	Morgan Stanley Capital I	4.840%	12/13/41	1,350	1,310
3	Morgan Stanley Capital I	4.970%	12/15/41	10,300	10,922
3	Morgan Stanley Capital I	5.168%	1/14/42	3,950	4,215
3,6	Morgan Stanley Capital I	5.648%	6/11/42	19,150	20,729
3,6	Morgan Stanley Capital I	5.648%	6/11/42	1,375	1,395
3	Morgan Stanley Capital I	4.989%	8/13/42	24,800	26,317
3,6	Morgan Stanley Capital I	5.073%	8/13/42	3,730	3,578
3	Morgan Stanley Capital I	5.230%	9/15/42	23,925	25,661
3	Morgan Stanley Capital I	5.729%	10/15/42	8,175	8,974
3,6	Morgan Stanley Capital I	5.734%	10/15/42	700	727
3,6	Morgan Stanley Capital I	5.734%	10/15/42	4,325	4,179
3,6	Morgan Stanley Capital I	5.191%	11/14/42	16,650	17,940
3	Morgan Stanley Capital I	6.280%	1/11/43	18,825	20,663
3	Morgan Stanley Capital I	5.332%	12/15/43	8,580	9,120
3,6	Morgan Stanley Capital I	5.388%	3/12/44	30,516	32,780
3,6	Morgan Stanley Capital I	5.773%	7/12/44	4,396	4,527
3,6	Morgan Stanley Capital I	5.793%	7/12/44	4,100	3,889
3	Morgan Stanley Capital I	4.660%	9/13/45	3,345	3,528
3,6	Morgan Stanley Capital I	5.654%	4/15/49	1,850	1,963
3,6	Morgan Stanley Capital I	5.691%	4/15/49	4,775	4,453
3,6	Morgan Stanley Capital I	5.692%	4/15/49	14,700	15,234
3,6	Morgan Stanley Capital I	5.544%	11/12/49	4,525	4,625
3	Morgan Stanley Capital I	5.809%	12/12/49	11,345	11,960
3,6	Morgan Stanley Capital I	6.110%	12/12/49	4,675	4,766
3	Morgan Stanley Capital I	5.090%	10/12/52	3,225	3,223
3,6	Morgan Stanley Capital I	5.204%	10/12/52	5,410	5,668
3	Morgan Stanley Capital I	4.770%	7/15/56	3,295	3,187
3	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	610	610
3	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	3,102	3,150
3	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	30,350	31,924
3	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	9,558	9,807
3	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	26,250	27,534
3	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	1,714	1,792
5	Nationwide Building Society	5.500%	7/18/12	23,525	24,824
3	Nissan Auto Receivables Owner Trust	4.460%	4/16/12	242	244
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	6,600	6,900
5	Northern Rock Asset Management plc	5.625%	6/22/17	40,225	41,091
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	4,556	4,692
3	PSE&G Transition Funding LLC	6.890%	12/15/17	21,175	25,222
3	Public Service New Hampshire Funding LLC	6.480%	5/1/15	163	174
3	Residential Asset Securities Corp.	6.489%	10/25/30	187	163
5	Royal Bank of Canada	3.125%	4/14/15	9,325	9,653
3	Salomon Brothers Mortgage Securities VII Inc.	4.467%	3/18/36	487	499
3,6	TIAA Seasoned Commercial Mortgage Trust	6.049%	8/15/39	3,285	3,319
3	USAA Auto Owner Trust	4.710%	2/18/14	13,425	13,816
3	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	495	503
3	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	700	734
3	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	1,000	1,050
3,6	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	3,100	3,278
3,6	Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	10,750	11,275
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	3,291	3,289
3	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	22,105	23,742
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	3,091	3,098

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,6	Wachovia Bank Commercial Mortgage Trust	5.305%	7/15/41	25,350	27,213
3	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	22,225	22,963
3,6	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	15,075	16,093
3,6	Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	1,700	1,683
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	6,729	7,267
3,6	Wachovia Bank Commercial Mortgage Trust	5.737%	5/15/43	14,025	15,179
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	14,354	15,174
3	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	1,480	1,486
3	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	3,325	3,124
3,6	Wachovia Bank Commercial Mortgage Trust	5.204%	10/15/44	1,340	1,262
3,6	Wachovia Bank Commercial Mortgage Trust	5.204%	10/15/44	18,010	19,511
3,6	Wachovia Bank Commercial Mortgage Trust	5.270%	12/15/44	32,450	34,851
3,6	Wachovia Bank Commercial Mortgage Trust	5.320%	12/15/44	775	784
3,6	Wachovia Bank Commercial Mortgage Trust	5.956%	6/15/45	1,280	1,350
3,6	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	11,100	11,908
3	Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	250	260
3	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	16,475	17,142
3	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	7,025	7,085
3,6	Wachovia Bank Commercial Mortgage Trust	5.368%	11/15/48	3,360	2,979
3	World Omni Auto Receivables Trust	3.940%	10/15/12	4,227	4,252

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,000,269)					3,281,547

Corporate Bonds (20.4%)
Finance (7.2%)
	Banking (4.7%)
3	Abbey National Capital Trust I	8.963%	12/29/49	1,200	1,277
	American Express Bank FSB	5.550%	10/17/12	3,575	3,821
	American Express Bank FSB	5.500%	4/16/13	8,675	9,339
	American Express Bank FSB	6.000%	9/13/17	1,750	1,952
	American Express Centurion Bank	5.550%	10/17/12	2,775	2,968
	American Express Centurion Bank	5.950%	6/12/17	1,900	2,121
	American Express Centurion Bank	6.000%	9/13/17	24,000	26,929
	American Express Co.	4.875%	7/15/13	5,821	6,218
	American Express Co.	7.250%	5/20/14	1,225	1,394
	American Express Co.	5.500%	9/12/16	3,075	3,369
	American Express Co.	6.150%	8/28/17	5,575	6,307
	American Express Co.	7.000%	3/19/18	31,500	36,639
	American Express Co.	8.125%	5/20/19	275	340
	American Express Co.	8.150%	3/19/38	520	704
3	American Express Co.	6.800%	9/1/66	6,515	6,503
	American Express Credit Corp.	5.875%	5/2/13	17,480	19,028
	American Express Credit Corp.	7.300%	8/20/13	20,864	23,529
	American Express Credit Corp.	5.125%	8/25/14	4,780	5,137
	Associates Corp. of North America	6.950%	11/1/18	250	273
	BAC Capital Trust XI	6.625%	5/23/36	11,925	11,401
	Banco Santander Chile	2.875%	11/13/12	1,950	1,958
	Bank of America Corp.	5.375%	9/11/12	4,825	5,071
	Bank of America Corp.	4.875%	9/15/12	13,000	13,558
	Bank of America Corp.	4.875%	1/15/13	7,982	8,314
	Bank of America Corp.	4.900%	5/1/13	13,465	14,037
	Bank of America Corp.	7.375%	5/15/14	6,125	6,840
	Bank of America Corp.	5.375%	6/15/14	3,400	3,570
	Bank of America Corp.	5.125%	11/15/14	19,795	20,782
	Bank of America Corp.	4.500%	4/1/15	11,910	12,155
	Bank of America Corp.	4.750%	8/1/15	225	232
	Bank of America Corp.	3.700%	9/1/15	2,850	2,830
	Bank of America Corp.	5.250%	12/1/15	3,975	4,039
	Bank of America Corp.	6.500%	8/1/16	21,200	23,023
	Bank of America Corp.	5.750%	8/15/16	11,025	11,340
	Bank of America Corp.	5.625%	10/14/16	6,350	6,580
	Bank of America Corp.	5.420%	3/15/17	14,300	14,263
	Bank of America Corp.	6.000%	9/1/17	1,060	1,113
	Bank of America Corp.	5.750%	12/1/17	6,525	6,758

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of America Corp.	5.650%	5/1/18	66,300	68,468
Bank of America Corp.	7.625%	6/1/19	25,625	29,552
Bank of America Corp.	5.625%	7/1/20	2,640	2,686
Bank of America Corp.	7.250%	10/15/25	1,400	1,440
Bank of America Corp.	6.800%	3/15/28	1,025	1,030
Bank of America Corp.	6.500%	9/15/37	2,535	2,473
Bank of America NA	5.300%	3/15/17	24,375	24,762
Bank of America NA	6.100%	6/15/17	11,225	11,754
Bank of America NA	6.000%	10/15/36	13,500	12,762
Bank of Montreal	2.125%	6/28/13	5,975	6,098
Bank of New York Mellon Corp.	4.950%	1/14/11	2,500	2,502
Bank of New York Mellon Corp.	6.375%	4/1/12	300	320
Bank of New York Mellon Corp.	4.950%	11/1/12	23,750	25,514
Bank of New York Mellon Corp.	4.500%	4/1/13	2,125	2,274
Bank of New York Mellon Corp.	4.300%	5/15/14	9,675	10,317
Bank of New York Mellon Corp.	4.950%	3/15/15	9,750	10,584
Bank of New York Mellon Corp.	5.450%	5/15/19	6,240	6,906
Bank of New York Mellon Corp.	4.600%	1/15/20	5,675	5,958
Bank of Nova Scotia	2.250%	1/22/13	8,125	8,295
Bank of Nova Scotia	2.375%	12/17/13	15,700	16,159
Bank of Nova Scotia	2.050%	10/7/15	500	487
Bank One Capital III	8.750%	9/1/30	2,700	3,217
Bank One Corp.	5.250%	1/30/13	6,000	6,397
Bank One Corp.	4.900%	4/30/15	6,075	6,374
Bank One Corp.	7.750%	7/15/25	330	377
Bank One Corp.	7.625%	10/15/26	2,930	3,459
Barclays Bank plc	5.450%	9/12/12	1,375	1,474
Barclays Bank plc	2.500%	1/23/13	11,950	12,164
Barclays Bank plc	5.200%	7/10/14	30,245	32,578
Barclays Bank plc	5.000%	9/22/16	10,750	11,420
Barclays Bank plc	6.750%	5/22/19	8,675	9,813
Barclays Bank plc	5.125%	1/8/20	24,275	24,958
BB&T Capital Trust II	6.750%	6/7/36	8,725	8,728
3 BB&T Capital Trust IV	6.820%	6/12/57	3,875	3,853
BB&T Corp.	3.850%	7/27/12	3,800	3,954
BB&T Corp.	4.750%	10/1/12	6,075	6,405
BB&T Corp.	5.700%	4/30/14	4,200	4,614
BB&T Corp.	5.200%	12/23/15	4,712	5,057
BB&T Corp.	4.900%	6/30/17	525	540
BB&T Corp.	6.850%	4/30/19	5,404	6,241
BB&T Corp.	5.250%	11/1/19	6,150	6,375
Bear Stearns Cos. LLC	5.350%	2/1/12	24,075	25,236
Bear Stearns Cos. LLC	6.950%	8/10/12	8,037	8,784
Bear Stearns Cos. LLC	5.700%	11/15/14	15,590	17,104
Bear Stearns Cos. LLC	5.300%	10/30/15	6,415	6,933
Bear Stearns Cos. LLC	5.550%	1/22/17	6,850	7,265
Bear Stearns Cos. LLC	6.400%	10/2/17	8,230	9,403
Bear Stearns Cos. LLC	7.250%	2/1/18	11,053	13,106
Bear Stearns Cos. LLC	4.650%	7/2/18	1,650	1,688
BNP Paribas	3.250%	3/11/15	3,925	3,975
BNP Paribas / BNP Paribas US Medium-Term Note
Program LLC	2.125%	12/21/12	13,290	13,508
BNY Mellon NA	4.750%	12/15/14	2,800	3,037
Branch Banking & Trust Co.	5.625%	9/15/16	5,775	6,314
Canadian Imperial Bank of Commerce	1.450%	9/13/13	2,650	2,645
Canadian Imperial Bank of Commerce	2.350%	12/11/15	775	758
Capital One Bank USA NA	6.500%	6/13/13	4,350	4,752
Capital One Bank USA NA	8.800%	7/15/19	13,125	16,205
Capital One Capital III	7.686%	8/15/36	4,925	4,950
Capital One Capital IV	6.745%	2/17/37	3,237	3,197
Capital One Capital V	10.250%	8/15/39	2,625	2,802
Capital One Capital VI	8.875%	5/15/40	8,925	9,271
Capital One Financial Corp.	4.800%	2/21/12	1,775	1,838
Capital One Financial Corp.	7.375%	5/23/14	7,275	8,271

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Capital One Financial Corp.	5.500%	6/1/15	7,450	8,039
	Capital One Financial Corp.	6.150%	9/1/16	5,646	6,107
	Capital One Financial Corp.	5.250%	2/21/17	1,850	1,930
	Capital One Financial Corp.	6.750%	9/15/17	5,200	5,922
3,5	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	14,225	16,345
	Citigroup Inc.	5.100%	9/29/11	15,975	16,488
	Citigroup Inc.	6.000%	2/21/12	650	682
	Citigroup Inc.	5.250%	2/27/12	10,350	10,815
	Citigroup Inc.	5.500%	8/27/12	2,610	2,768
	Citigroup Inc.	5.625%	8/27/12	8,440	8,881
	Citigroup Inc.	5.300%	10/17/12	46,663	49,503
	Citigroup Inc.	5.500%	4/11/13	34,045	36,394
	Citigroup Inc.	6.500%	8/19/13	16,390	17,971
	Citigroup Inc.	6.000%	12/13/13	15,640	17,107
	Citigroup Inc.	5.125%	5/5/14	7,550	8,020
	Citigroup Inc.	6.375%	8/12/14	8,665	9,595
	Citigroup Inc.	5.000%	9/15/14	37,676	38,962
	Citigroup Inc.	5.500%	10/15/14	15,850	17,086
	Citigroup Inc.	6.010%	1/15/15	9,100	9,996
	Citigroup Inc.	4.750%	5/19/15	275	289
	Citigroup Inc.	4.700%	5/29/15	3,350	3,494
	Citigroup Inc.	4.587%	12/15/15	475	495
	Citigroup Inc.	5.300%	1/7/16	19,100	20,372
	Citigroup Inc.	5.500%	2/15/17	4,050	4,188
	Citigroup Inc.	6.000%	8/15/17	15,525	17,012
	Citigroup Inc.	6.125%	11/21/17	11,375	12,537
	Citigroup Inc.	6.125%	5/15/18	8,300	9,089
	Citigroup Inc.	8.500%	5/22/19	24,455	30,430
	Citigroup Inc.	5.375%	8/9/20	3,525	3,661
	Citigroup Inc.	6.625%	6/15/32	2,025	2,032
	Citigroup Inc.	5.875%	2/22/33	11,475	10,531
	Citigroup Inc.	6.000%	10/31/33	8,400	7,974
	Citigroup Inc.	5.850%	12/11/34	1,750	1,696
	Citigroup Inc.	6.125%	8/25/36	9,250	8,868
	Citigroup Inc.	5.875%	5/29/37	7,075	6,971
	Citigroup Inc.	6.875%	3/5/38	16,005	17,787
	Citigroup Inc.	8.125%	7/15/39	13,090	16,662
	Comerica Bank	5.750%	11/21/16	10,775	11,768
	Comerica Bank	5.200%	8/22/17	3,100	3,205
	Comerica Inc.	4.800%	5/1/15	3,225	3,370
	Compass Bank	6.400%	10/1/17	2,275	2,297
	Compass Bank	5.900%	4/1/26	1,725	1,429
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	4,450	4,306
5	Corestates Capital I	8.000%	12/15/26	4,300	4,305
	Countrywide Financial Corp.	5.800%	6/7/12	6,375	6,715
	Countrywide Financial Corp.	6.250%	5/15/16	1,820	1,863
	Credit Suisse	5.000%	5/15/13	30,460	32,777
	Credit Suisse	5.500%	5/1/14	10,600	11,614
	Credit Suisse	3.500%	3/23/15	24,875	25,447
	Credit Suisse	6.000%	2/15/18	3,325	3,578
	Credit Suisse	5.300%	8/13/19	15,000	15,839
	Credit Suisse	4.375%	8/5/20	16,150	15,800
3	Credit Suisse	5.860%	5/15/49	10,480	9,851
	Credit Suisse AG	5.400%	1/14/20	16,040	16,375
	Credit Suisse USA Inc.	6.500%	1/15/12	2,240	2,369
	Credit Suisse USA Inc.	5.500%	8/15/13	6,250	6,836
	Credit Suisse USA Inc.	5.125%	1/15/14	2,150	2,337
	Credit Suisse USA Inc.	4.875%	1/15/15	14,845	15,960
	Credit Suisse USA Inc.	5.125%	8/15/15	20,990	22,920
	Credit Suisse USA Inc.	7.125%	7/15/32	6,236	7,438
	Deutsche Bank AG	5.375%	10/12/12	13,100	14,073
	Deutsche Bank AG	2.375%	1/11/13	8,250	8,388
	Deutsche Bank AG	4.875%	5/20/13	24,300	26,029

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Deutsche Bank AG	3.450%	3/30/15	14,600	14,961
Deutsche Bank AG	6.000%	9/1/17	20,556	23,079
Deutsche Bank Financial LLC	5.375%	3/2/15	5,950	6,301
Discover Bank	8.700%	11/18/19	4,400	5,178
FIA Card Services NA	6.625%	6/15/12	3,015	3,185
Fifth Third Bancorp	6.250%	5/1/13	5,750	6,215
Fifth Third Bancorp	5.450%	1/15/17	4,900	5,040
Fifth Third Bancorp	4.500%	6/1/18	1,525	1,470
Fifth Third Bancorp	8.250%	3/1/38	5,740	6,532
Fifth Third Bank	4.750%	2/1/15	8,825	9,113
3 Fifth Third Capital Trust IV	6.500%	4/15/67	3,400	3,234
First Horizon National Corp.	5.375%	12/15/15	1,225	1,238
First Niagara Financial Group Inc.	6.750%	3/19/20	1,675	1,752
First Tennessee Bank NA	5.050%	1/15/15	2,400	2,372
First Union Institutional Capital I	8.040%	12/1/26	1,475	1,490
FleetBoston Financial Corp.	6.700%	7/15/28	1,900	1,870
Golden West Financial Corp.	4.750%	10/1/12	2,790	2,954
Goldman Sachs Capital I	6.345%	2/15/34	16,175	15,602
3 Goldman Sachs Capital II	5.793%	12/29/49	10,975	9,288
Goldman Sachs Group Inc.	6.600%	1/15/12	25,310	26,773
Goldman Sachs Group Inc.	5.300%	2/14/12	820	858
Goldman Sachs Group Inc.	3.625%	8/1/12	4,470	4,621
Goldman Sachs Group Inc.	5.700%	9/1/12	700	749
Goldman Sachs Group Inc.	5.450%	11/1/12	11,040	11,822
Goldman Sachs Group Inc.	5.250%	4/1/13	9,340	10,036
Goldman Sachs Group Inc.	4.750%	7/15/13	11,305	12,017
Goldman Sachs Group Inc.	5.250%	10/15/13	16,430	17,773
Goldman Sachs Group Inc.	5.150%	1/15/14	5,945	6,382
Goldman Sachs Group Inc.	6.000%	5/1/14	22,125	24,311
Goldman Sachs Group Inc.	5.000%	10/1/14	26,382	28,267
Goldman Sachs Group Inc.	5.125%	1/15/15	16,610	17,871
Goldman Sachs Group Inc.	3.700%	8/1/15	16,600	16,918
Goldman Sachs Group Inc.	5.350%	1/15/16	41,125	44,396
Goldman Sachs Group Inc.	5.750%	10/1/16	9,375	10,125
Goldman Sachs Group Inc.	5.625%	1/15/17	12,005	12,654
Goldman Sachs Group Inc.	6.250%	9/1/17	27,840	30,853
Goldman Sachs Group Inc.	5.950%	1/18/18	24,525	26,699
Goldman Sachs Group Inc.	6.150%	4/1/18	12,910	14,181
Goldman Sachs Group Inc.	7.500%	2/15/19	5,190	6,081
Goldman Sachs Group Inc.	5.375%	3/15/20	8,640	9,046
Goldman Sachs Group Inc.	6.000%	6/15/20	650	701
Goldman Sachs Group Inc.	5.950%	1/15/27	10,935	10,828
Goldman Sachs Group Inc.	6.125%	2/15/33	13,165	14,093
Goldman Sachs Group Inc.	6.450%	5/1/36	5,535	5,462
Goldman Sachs Group Inc.	6.750%	10/1/37	53,816	55,322
5 HBOS plc	6.750%	5/21/18	6,075	5,677
HSBC Bank USA NA	4.625%	4/1/14	5,425	5,669
HSBC Bank USA NA	4.875%	8/24/20	12,750	12,689
HSBC Bank USA NA	5.875%	11/1/34	2,500	2,462
HSBC Bank USA NA	5.625%	8/15/35	2,300	2,191
HSBC Holdings plc	7.625%	5/17/32	925	1,021
HSBC Holdings plc	7.350%	11/27/32	2,040	2,148
HSBC Holdings plc	6.500%	5/2/36	18,495	19,327
HSBC Holdings plc	6.500%	9/15/37	17,200	18,061
HSBC Holdings plc	6.800%	6/1/38	10,410	11,204
HSBC USA Inc.	5.000%	9/27/20	1,000	969
Huntington BancShares Inc.	7.000%	12/15/20	1,100	1,160
5 ICICI Bank Ltd./Bahrain	6.625%	10/3/12	6,400	6,808
JP Morgan Chase Capital XVII	5.850%	8/1/35	675	646
JP Morgan Chase Capital XVIII	6.950%	8/17/36	2,025	2,038
JP Morgan Chase Capital XX	6.550%	9/29/36	6,560	6,611
JP Morgan Chase Capital XXII	6.450%	2/2/37	14,300	14,252
JP Morgan Chase Capital XXV	6.800%	10/1/37	10,375	10,572
JPMorgan Chase & Co.	5.600%	6/1/11	13,950	14,226

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	4.500%	1/15/12	6,275	6,511
JPMorgan Chase & Co.	6.625%	3/15/12	10,000	10,631
JPMorgan Chase & Co.	5.375%	10/1/12	19,995	21,407
JPMorgan Chase & Co.	5.750%	1/2/13	6,386	6,860
JPMorgan Chase & Co.	4.750%	5/1/13	15,070	16,128
JPMorgan Chase & Co.	1.650%	9/30/13	2,875	2,875
JPMorgan Chase & Co.	4.875%	3/15/14	18,100	19,120
JPMorgan Chase & Co.	4.650%	6/1/14	15,000	16,013
JPMorgan Chase & Co.	5.125%	9/15/14	21,412	22,809
JPMorgan Chase & Co.	3.700%	1/20/15	5,450	5,637
JPMorgan Chase & Co.	4.750%	3/1/15	3,900	4,168
JPMorgan Chase & Co.	5.250%	5/1/15	5,575	5,922
JPMorgan Chase & Co.	3.400%	6/24/15	24,025	24,549
JPMorgan Chase & Co.	5.150%	10/1/15	8,190	8,729
JPMorgan Chase & Co.	2.600%	1/15/16	12,425	12,089
JPMorgan Chase & Co.	6.125%	6/27/17	10,700	11,745
JPMorgan Chase & Co.	6.000%	1/15/18	5,200	5,805
JPMorgan Chase & Co.	6.300%	4/23/19	7,850	8,919
JPMorgan Chase & Co.	4.400%	7/22/20	4,575	4,509
JPMorgan Chase & Co.	4.250%	10/15/20	2,640	2,578
JPMorgan Chase & Co.	6.400%	5/15/38	74,519	85,733
JPMorgan Chase & Co.	5.500%	10/15/40	9,150	9,358
JPMorgan Chase Bank NA	5.875%	6/13/16	4,346	4,757
JPMorgan Chase Bank NA	6.000%	7/5/17	825	906
JPMorgan Chase Bank NA	6.000%	10/1/17	65	72
JPMorgan Chase Capital XXVII	7.000%	11/1/39	8,075	8,375
KeyBank NA	5.500%	9/17/12	5,750	6,092
KeyBank NA	5.800%	7/1/14	2,825	3,031
KeyBank NA	4.950%	9/15/15	4,675	4,828
KeyBank NA	5.450%	3/3/16	6,275	6,574
KeyBank NA	6.950%	2/1/28	1,925	1,972
KeyCorp	6.500%	5/14/13	4,625	5,027
5 Lloyds TSB Bank plc	4.375%	1/12/15	9,640	9,600
5 Lloyds TSB Bank plc	5.800%	1/13/20	9,425	9,271
M&I Marshall & Ilsley Bank	5.250%	9/4/12	925	949
M&I Marshall & Ilsley Bank	4.850%	6/16/15	1,250	1,265
M&I Marshall & Ilsley Bank	5.000%	1/17/17	150	151
Manufacturers & Traders Trust Co.	6.625%	12/4/17	7,050	7,896
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	450	427
MBNA Corp.	7.500%	3/15/12	2,845	3,036
MBNA Corp.	6.125%	3/1/13	4,075	4,348
MBNA Corp.	5.000%	6/15/15	4,775	4,923
3 Mellon Capital IV	6.244%	6/29/49	200	184
Mellon Funding Corp.	5.000%	12/1/14	5,975	6,464
Merrill Lynch & Co. Inc.	6.050%	8/15/12	10,900	11,567
Merrill Lynch & Co. Inc.	5.450%	2/5/13	14,805	15,632
Merrill Lynch & Co. Inc.	6.150%	4/25/13	21,250	22,742
Merrill Lynch & Co. Inc.	5.000%	2/3/14	11,550	12,037
Merrill Lynch & Co. Inc.	5.450%	7/15/14	2,450	2,578
Merrill Lynch & Co. Inc.	5.000%	1/15/15	17,779	18,470
Merrill Lynch & Co. Inc.	6.050%	5/16/16	4,700	4,830
Merrill Lynch & Co. Inc.	5.700%	5/2/17	21,625	21,694
Merrill Lynch & Co. Inc.	6.400%	8/28/17	14,825	15,789
Merrill Lynch & Co. Inc.	6.875%	4/25/18	36,446	39,818
Merrill Lynch & Co. Inc.	6.500%	7/15/18	3,325	3,520
Merrill Lynch & Co. Inc.	6.875%	11/15/18	600	649
Merrill Lynch & Co. Inc.	6.220%	9/15/26	15,250	14,493
Merrill Lynch & Co. Inc.	6.110%	1/29/37	6,075	5,500
Merrill Lynch & Co. Inc.	7.750%	5/14/38	13,303	14,194
Morgan Stanley	5.625%	1/9/12	9,600	10,018
Morgan Stanley	6.600%	4/1/12	6,550	6,956
Morgan Stanley	5.750%	8/31/12	7,790	8,324
Morgan Stanley	5.300%	3/1/13	31,011	33,007
Morgan Stanley	6.750%	10/15/13	600	663

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Morgan Stanley	4.750%	4/1/14	27,917	28,580
	Morgan Stanley	6.000%	5/13/14	21,485	23,195
	Morgan Stanley	4.200%	11/20/14	15,675	16,026
	Morgan Stanley	4.100%	1/26/15	13,425	13,663
	Morgan Stanley	6.000%	4/28/15	50,560	54,807
	Morgan Stanley	4.000%	7/24/15	3,750	3,794
	Morgan Stanley	5.375%	10/15/15	6,400	6,752
	Morgan Stanley	3.450%	11/2/15	4,825	4,729
	Morgan Stanley	5.750%	10/18/16	15,300	16,259
	Morgan Stanley	5.450%	1/9/17	10,860	11,318
	Morgan Stanley	5.550%	4/27/17	3,305	3,463
	Morgan Stanley	6.250%	8/28/17	560	606
	Morgan Stanley	5.950%	12/28/17	16,475	17,420
	Morgan Stanley	6.625%	4/1/18	34,285	37,549
	Morgan Stanley	7.300%	5/13/19	11,560	13,031
	Morgan Stanley	5.625%	9/23/19	26,425	26,854
	Morgan Stanley	6.250%	8/9/26	16,325	16,823
	Morgan Stanley	7.250%	4/1/32	10,340	11,843
	National City Bank	4.625%	5/1/13	2,500	2,642
	National City Corp.	4.900%	1/15/15	1,425	1,523
	National City Corp.	6.875%	5/15/19	875	989
3	National City Preferred Capital Trust I	12.000%	12/31/49	5,850	6,567
	NB Capital Trust II	7.830%	12/15/26	8,925	9,014
	North American Development Bank	4.375%	2/11/20	2,600	2,669
	North Fork Bancorporation Inc.	5.875%	8/15/12	150	157
	Northern Trust Co.	6.500%	8/15/18	1,125	1,313
	Northern Trust Corp.	5.500%	8/15/13	1,350	1,489
	Northern Trust Corp.	4.625%	5/1/14	4,200	4,540
	Northern Trust Corp.	3.450%	11/4/20	750	716
	Paribas	6.950%	7/22/13	900	998
	PNC Bank NA	4.875%	9/21/17	8,425	8,666
	PNC Bank NA	6.000%	12/7/17	1,100	1,191
	PNC Funding Corp.	3.625%	2/8/15	19,625	20,234
	PNC Funding Corp.	4.250%	9/21/15	4,750	4,986
	PNC Funding Corp.	5.250%	11/15/15	8,525	9,148
	PNC Funding Corp.	5.625%	2/1/17	975	1,039
	PNC Funding Corp.	6.700%	6/10/19	6,934	8,001
	PNC Funding Corp.	5.125%	2/8/20	5,600	5,864
	PNC Funding Corp.	4.375%	8/11/20	175	173
	Royal Bank of Canada	2.100%	7/29/13	15,800	16,106
	Royal Bank of Canada	2.625%	12/15/15	5,400	5,412
	Royal Bank of Scotland Group plc	5.000%	10/1/14	666	649
	Royal Bank of Scotland Group plc	5.050%	1/8/15	7,860	7,566
	Royal Bank of Scotland Group plc	6.400%	10/21/19	25,065	25,504
	Royal Bank Of Scotland NV	4.650%	6/4/18	225	210
	Royal Bank of Scotland plc	3.400%	8/23/13	7,200	7,274
5	Royal Bank of Scotland plc	4.875%	8/25/14	1,700	1,755
	Royal Bank of Scotland plc	4.875%	3/16/15	6,100	6,239
	Royal Bank of Scotland plc	3.950%	9/21/15	1,440	1,414
	Royal Bank of Scotland plc	5.625%	8/24/20	13,825	13,710
	SouthTrust Corp.	5.800%	6/15/14	2,550	2,749
	Sovereign Bank	5.125%	3/15/13	2,275	2,315
	Sovereign Bank	8.750%	5/30/18	1,595	1,743
3,5	Standard Chartered plc	6.409%	12/31/49	5,825	5,476
	State Street Bank and Trust Co.	5.300%	1/15/16	2,800	3,061
3	State Street Capital Trust III	8.250%	3/15/42	395	398
	State Street Corp.	4.300%	5/30/14	3,900	4,163
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	13,090	14,269
	SunTrust Bank	7.250%	3/15/18	1,000	1,085
	SunTrust Bank	5.000%	9/1/15	39	40
	SunTrust Banks Inc.	5.250%	11/5/12	6,350	6,678
	SunTrust Banks Inc.	6.000%	9/11/17	2,508	2,635
	SunTrust Capital VIII	6.100%	12/15/36	2,102	1,926
	UBS AG	2.250%	8/12/13	19,750	19,976

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UBS AG	3.875%	1/15/15	340	350
UBS AG	7.000%	10/15/15	2,500	2,774
UBS AG	5.875%	7/15/16	3,525	3,782
UBS AG	7.375%	6/15/17	3,300	3,625
UBS AG	5.875%	12/20/17	28,849	31,760
UBS AG	5.750%	4/25/18	10,217	11,125
UBS AG	4.875%	8/4/20	25,310	25,730
3 UBS Preferred Funding Trust II	7.247%	6/29/49	8	8
UFJ Finance Aruba AEC	6.750%	7/15/13	20,950	23,254
Union Bank NA	5.950%	5/11/16	3,875	4,125
UnionBanCal Corp.	5.250%	12/16/13	2,105	2,244
US Bancorp	2.000%	6/14/13	15,250	15,471
US Bancorp	4.200%	5/15/14	775	825
US Bancorp	3.150%	3/4/15	1,450	1,490
US Bank NA	6.300%	2/4/14	8,750	9,730
US Bank NA	4.950%	10/30/14	12,021	13,080
USB Capital XIII Trust	6.625%	12/15/39	875	890
Wachovia Bank NA	4.800%	11/3/14	1,400	1,481
Wachovia Bank NA	4.875%	2/1/15	15,250	16,142
Wachovia Bank NA	5.000%	8/15/15	960	1,021
Wachovia Bank NA	6.000%	11/15/17	8,025	8,909
Wachovia Bank NA	5.850%	2/1/37	16,225	16,275
Wachovia Bank NA	6.600%	1/15/38	12,560	13,930
Wachovia Corp.	5.300%	10/15/11	6,950	7,169
Wachovia Corp.	5.500%	5/1/13	6,500	7,072
Wachovia Corp.	4.875%	2/15/14	10,990	11,567
Wachovia Corp.	5.250%	8/1/14	7,112	7,574
Wachovia Corp.	5.625%	10/15/16	12,765	13,903
Wachovia Corp.	5.750%	6/15/17	28,875	32,087
Wachovia Corp.	5.750%	2/1/18	1,325	1,471
Wachovia Corp.	6.605%	10/1/25	175	182
Wachovia Corp.	7.500%	4/15/35	925	1,050
Wachovia Corp.	5.500%	8/1/35	4,185	3,894
Wachovia Corp.	6.550%	10/15/35	625	639
Wells Fargo & Co.	4.875%	1/12/11	11,196	11,205
Wells Fargo & Co.	5.125%	9/1/12	3,450	3,653
Wells Fargo & Co.	5.250%	10/23/12	33,525	35,964
Wells Fargo & Co.	4.375%	1/31/13	9,775	10,352
Wells Fargo & Co.	4.950%	10/16/13	3,825	4,092
Wells Fargo & Co.	5.000%	11/15/14	171	181
Wells Fargo & Co.	3.625%	4/15/15	7,250	7,532
Wells Fargo & Co.	5.625%	12/11/17	21,675	24,125
Wells Fargo & Co.	5.375%	2/7/35	4,250	4,301
Wells Fargo Bank NA	4.750%	2/9/15	13,825	14,665
Wells Fargo Bank NA	5.750%	5/16/16	7,900	8,691
Wells Fargo Bank NA	5.950%	8/26/36	12,625	12,898
Wells Fargo Capital X	5.950%	12/15/36	3,725	3,543
3 Wells Fargo Capital XIII	7.700%	12/29/49	11,770	12,197
3 Wells Fargo Capital XV	9.750%	12/29/49	7,505	8,321
Wells Fargo Financial Inc.	5.500%	8/1/12	3,425	3,653
Westpac Banking Corp.	2.250%	11/19/12	8,875	9,068
Westpac Banking Corp.	2.100%	8/2/13	4,675	4,714
Westpac Banking Corp.	1.850%	12/9/13	8,625	8,635
Westpac Banking Corp.	4.200%	2/27/15	15,075	15,825
Westpac Banking Corp.	3.000%	8/4/15	17,350	17,442
Westpac Banking Corp.	4.875%	11/19/19	7,725	8,115
Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	4,250	4,698
Ameriprise Financial Inc.	7.300%	6/28/19	400	475
Ameriprise Financial Inc.	5.300%	3/15/20	1,325	1,395
3 Ameriprise Financial Inc.	7.518%	6/1/66	575	594
BlackRock Inc.	2.250%	12/10/12	5,300	5,415
BlackRock Inc.	3.500%	12/10/14	4,275	4,422

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BlackRock Inc.	6.250%	9/15/17	3,375	3,809
BlackRock Inc.	5.000%	12/10/19	625	651
Charles Schwab Corp.	4.950%	6/1/14	9,450	10,243
Charles Schwab Corp.	4.450%	7/22/20	4,550	4,579
5 FMR LLC	7.490%	6/15/19	800	916
Franklin Resources Inc.	2.000%	5/20/13	6,825	6,895
Franklin Resources Inc.	3.125%	5/20/15	3,700	3,767
Franklin Resources Inc.	4.625%	5/20/20	1,950	2,026
Invesco Ltd.	5.375%	2/27/13	25	26
Jefferies Group Inc.	8.500%	7/15/19	8,895	10,178
Jefferies Group Inc.	6.875%	4/15/21	3,400	3,573
Jefferies Group Inc.	6.450%	6/8/27	13,560	12,982
Jefferies Group Inc.	6.250%	1/15/36	7,025	6,266
Lazard Group LLC	7.125%	5/15/15	2,150	2,316
Lazard Group LLC	6.850%	6/15/17	7,425	7,711
Nomura Holdings Inc.	5.000%	3/4/15	6,825	7,112
Nomura Holdings Inc.	6.700%	3/4/20	9,350	9,983
TD Ameritrade Holding Corp.	2.950%	12/1/12	2,025	2,069
TD Ameritrade Holding Corp.	4.150%	12/1/14	2,725	2,818
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,425	2,531
Finance Companies (0.8%)
Alterra Finance LLC	6.250%	9/30/20	2,225	2,212
Block Financial LLC	7.875%	1/15/13	1,675	1,759
^ Block Financial LLC	5.125%	10/30/14	13,570	13,366
Discover Financial Services	6.450%	6/12/17	1,825	1,910
Discover Financial Services	10.250%	7/15/19	917	1,157
GATX Corp.	4.750%	10/1/12	2,650	2,780
3 GE Capital Trust I	6.375%	11/15/67	10,475	10,344
General Electric Capital Corp.	5.875%	2/15/12	3,386	3,567
General Electric Capital Corp.	4.375%	3/3/12	12,450	12,945
General Electric Capital Corp.	5.000%	4/10/12	150	157
General Electric Capital Corp.	6.000%	6/15/12	30,569	32,675
General Electric Capital Corp.	3.500%	8/13/12	20,200	20,896
General Electric Capital Corp.	5.250%	10/19/12	49,090	52,453
General Electric Capital Corp.	2.800%	1/8/13	10,500	10,735
General Electric Capital Corp.	5.450%	1/15/13	26,725	28,736
General Electric Capital Corp.	4.800%	5/1/13	24,125	25,814
General Electric Capital Corp.	5.900%	5/13/14	4,850	5,365
General Electric Capital Corp.	5.500%	6/4/14	14,400	15,693
General Electric Capital Corp.	5.650%	6/9/14	9,000	9,818
General Electric Capital Corp.	3.750%	11/14/14	28,250	29,302
General Electric Capital Corp.	3.500%	6/29/15	2,500	2,549
General Electric Capital Corp.	4.375%	9/21/15	6,900	7,259
General Electric Capital Corp.	5.400%	2/15/17	32,825	35,224
General Electric Capital Corp.	5.625%	9/15/17	5,138	5,628
General Electric Capital Corp.	5.625%	5/1/18	31,259	34,024
General Electric Capital Corp.	6.000%	8/7/19	11,650	13,026
General Electric Capital Corp.	5.500%	1/8/20	4,600	4,907
General Electric Capital Corp.	5.550%	5/4/20	8,550	9,002
General Electric Capital Corp.	6.750%	3/15/32	35,731	40,232
General Electric Capital Corp.	6.150%	8/7/37	15,400	15,963
General Electric Capital Corp.	5.875%	1/14/38	40,775	42,348
General Electric Capital Corp.	6.875%	1/10/39	34,050	39,370
3 General Electric Capital Corp.	6.375%	11/15/67	12,830	12,670
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	2,125	1,958
HSBC Finance Corp.	7.000%	5/15/12	15,690	16,832
HSBC Finance Corp.	5.900%	6/19/12	3,100	3,288
HSBC Finance Corp.	6.375%	11/27/12	15,522	16,816
HSBC Finance Corp.	4.750%	7/15/13	3,075	3,243
HSBC Finance Corp.	5.250%	1/15/14	5,725	6,026
HSBC Finance Corp.	5.000%	6/30/15	15,200	16,135
HSBC Finance Corp.	5.500%	1/19/16	521	562
5 HSBC Finance Corp.	6.676%	1/15/21	17,599	17,772

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 International Lease Finance Corp.	6.500%	9/1/14	170	179
5 International Lease Finance Corp.	6.750%	9/1/16	830	876
SLM Corp.	5.400%	10/25/11	12,325	12,558
SLM Corp.	5.375%	1/15/13	4,175	4,234
SLM Corp.	5.000%	10/1/13	4,485	4,528
SLM Corp.	5.375%	5/15/14	2,515	2,543
SLM Corp.	5.050%	11/14/14	2,335	2,289
SLM Corp.	5.000%	4/15/15	30	29
SLM Corp.	8.450%	6/15/18	17,500	18,294
SLM Corp.	8.000%	3/25/20	6,710	6,850
SLM Corp.	5.625%	8/1/33	8,115	6,409
Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	2,035	2,488
ACE INA Holdings Inc.	5.875%	6/15/14	900	994
ACE INA Holdings Inc.	5.600%	5/15/15	6,175	6,820
ACE INA Holdings Inc.	2.600%	11/23/15	5,910	5,794
ACE INA Holdings Inc.	5.700%	2/15/17	2,930	3,208
ACE INA Holdings Inc.	5.800%	3/15/18	1,256	1,384
ACE INA Holdings Inc.	5.900%	6/15/19	1,950	2,171
AEGON Funding Co. LLC	5.750%	12/15/20	1,075	1,109
Aegon NV	4.750%	6/1/13	1,900	1,987
Aetna Inc.	6.000%	6/15/16	9,650	10,966
Aetna Inc.	6.500%	9/15/18	2,175	2,503
Aetna Inc.	6.625%	6/15/36	8,075	8,823
Aetna Inc.	6.750%	12/15/37	5,160	5,789
Aflac Inc.	8.500%	5/15/19	500	619
Aflac Inc.	6.900%	12/17/39	825	868
Aflac Inc.	6.450%	8/15/40	250	259
Alleghany Corp.	5.625%	9/15/20	1,700	1,667
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	15,503	17,141
Allstate Corp.	6.125%	2/15/12	2,590	2,731
Allstate Corp.	5.000%	8/15/14	6,325	6,882
Allstate Corp.	6.125%	12/15/32	2,450	2,645
Allstate Corp.	5.350%	6/1/33	895	878
Allstate Corp.	5.550%	5/9/35	2,336	2,353
3 Allstate Corp.	6.125%	5/15/37	2,831	2,836
3 Allstate Corp.	6.500%	5/15/57	4,475	4,614
Allstate Life Global Funding Trusts	5.375%	4/30/13	21,900	23,795
American Financial Group Inc.	9.875%	6/15/19	8,864	10,664
^ American International Group Inc.	4.950%	3/20/12	6,080	6,262
American International Group Inc.	4.250%	5/15/13	18,551	19,061
American International Group Inc.	5.050%	10/1/15	3,200	3,248
American International Group Inc.	5.600%	10/18/16	2,000	2,030
American International Group Inc.	5.450%	5/18/17	7,425	7,481
American International Group Inc.	5.850%	1/16/18	12,770	13,025
American International Group Inc.	8.250%	8/15/18	3,325	3,824
American International Group Inc.	6.250%	5/1/36	13,860	12,890
AON Corp.	3.500%	9/30/15	5,325	5,319
AON Corp.	5.000%	9/30/20	3,200	3,215
AON Corp.	8.205%	1/1/27	1,025	1,087
AON Corp.	6.250%	9/30/40	3,550	3,674
Arch Capital Group Ltd.	7.350%	5/1/34	2,875	2,961
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	2,075	2,069
Assurant Inc.	5.625%	2/15/14	3,225	3,379
Assurant Inc.	6.750%	2/15/34	3,715	3,631
AXA SA	8.600%	12/15/30	13,107	14,664
Axis Capital Holdings Ltd.	5.750%	12/1/14	2,150	2,254
Axis Specialty Finance LLC	5.875%	6/1/20	16,225	16,209
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	2,000	2,083
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	14,658	15,722
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	18,025	19,727
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	5,580	6,107
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	11,750	12,870

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	7,925	8,274
Berkshire Hathaway Inc.	1.400%	2/10/12	8,875	8,950
Berkshire Hathaway Inc.	2.125%	2/11/13	14,375	14,632
Berkshire Hathaway Inc.	3.200%	2/11/15	9,085	9,358
Chubb Corp.	5.200%	4/1/13	1,575	1,702
Chubb Corp.	5.750%	5/15/18	5,775	6,418
Chubb Corp.	6.000%	5/11/37	6,350	6,820
Chubb Corp.	6.500%	5/15/38	1,900	2,162
3 Chubb Corp.	6.375%	3/29/67	11,075	11,530
CIGNA Corp.	5.125%	6/15/20	2,075	2,152
CIGNA Corp.	4.375%	12/15/20	550	534
CIGNA Corp.	7.875%	5/15/27	1,025	1,150
CIGNA Corp.	6.150%	11/15/36	8,675	8,906
Cincinnati Financial Corp.	6.920%	5/15/28	625	642
Cincinnati Financial Corp.	6.125%	11/1/34	3,500	3,263
CNA Financial Corp.	5.850%	12/15/14	4,025	4,253
CNA Financial Corp.	6.500%	8/15/16	8,625	9,175
CNA Financial Corp.	7.350%	11/15/19	8,125	8,906
CNA Financial Corp.	5.875%	8/15/20	2,125	2,118
Coventry Health Care Inc.	6.300%	8/15/14	9,515	10,006
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	6,875	6,566
Genworth Financial Inc.	5.750%	6/15/14	2,496	2,555
Genworth Financial Inc.	4.950%	10/1/15	950	942
Genworth Financial Inc.	8.625%	12/15/16	8,450	9,432
Genworth Financial Inc.	7.700%	6/15/20	500	526
Genworth Financial Inc.	7.200%	2/15/21	4,100	4,192
Genworth Financial Inc.	6.500%	6/15/34	5,775	5,125
Hartford Financial Services Group Inc.	4.625%	7/15/13	4,125	4,288
Hartford Financial Services Group Inc.	5.500%	10/15/16	3,075	3,186
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,600	2,646
Hartford Financial Services Group Inc.	6.300%	3/15/18	900	948
Hartford Financial Services Group Inc.	6.000%	1/15/19	1,325	1,365
Hartford Financial Services Group Inc.	5.950%	10/15/36	2,200	2,063
Hartford Financial Services Group Inc.	6.100%	10/1/41	3,875	3,561
HCC Insurance Holdings Inc.	6.300%	11/15/19	4,250	4,459
Humana Inc.	6.450%	6/1/16	175	190
Humana Inc.	7.200%	6/15/18	6,375	7,222
Humana Inc.	6.300%	8/1/18	200	216
Jefferson-Pilot Corp.	4.750%	1/30/14	1,600	1,668
Lincoln National Corp.	5.650%	8/27/12	2,475	2,628
Lincoln National Corp.	4.300%	6/15/15	250	257
Lincoln National Corp.	8.750%	7/1/19	127	159
Lincoln National Corp.	6.150%	4/7/36	6,350	6,233
Lincoln National Corp.	7.000%	6/15/40	3,150	3,423
3 Lincoln National Corp.	7.000%	5/17/66	8,650	8,459
Loews Corp.	5.250%	3/15/16	3,200	3,472
Loews Corp.	6.000%	2/1/35	625	612
Manulife Financial Corp.	3.400%	9/17/15	10,500	10,361
Manulife Financial Corp.	4.900%	9/17/20	16,225	15,684
Markel Corp.	7.125%	9/30/19	6,625	7,273
Marsh & McLennan Cos. Inc.	6.250%	3/15/12	400	420
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	800	851
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	2,371	2,557
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	3,750	4,707
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	400	369
MetLife Inc.	5.375%	12/15/12	6,050	6,507
MetLife Inc.	5.000%	11/24/13	4,425	4,790
MetLife Inc.	2.375%	2/6/14	9,725	9,773
MetLife Inc.	5.000%	6/15/15	8,926	9,634
MetLife Inc.	7.717%	2/15/19	1,845	2,246
MetLife Inc.	4.750%	2/8/21	3,640	3,746
MetLife Inc.	6.500%	12/15/32	2,700	3,006

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MetLife Inc.	6.375%	6/15/34	2,375	2,615
MetLife Inc.	5.700%	6/15/35	725	735
MetLife Inc.	6.400%	12/15/36	13,012	12,370
MetLife Inc.	5.875%	2/6/41	4,465	4,678
5 Metropolitan Life Global Funding I	2.875%	9/17/12	14,800	15,172
5 Metropolitan Life Global Funding I	5.125%	6/10/14	3,475	3,758
Nationwide Financial Services	6.750%	5/15/37	550	506
OneBeacon US Holdings Inc.	5.875%	5/15/13	1,575	1,636
PartnerRe Finance B LLC	5.500%	6/1/20	11,539	11,591
Principal Financial Group Inc.	7.875%	5/15/14	650	748
Principal Financial Group Inc.	8.875%	5/15/19	4	5
Principal Financial Group Inc.	6.050%	10/15/36	2,600	2,598
Principal Life Income Funding Trusts	5.300%	12/14/12	4,300	4,627
Principal Life Income Funding Trusts	5.300%	4/24/13	5,575	6,018
Principal Life Income Funding Trusts	5.100%	4/15/14	3,925	4,149
Progressive Corp.	6.375%	1/15/12	1,750	1,847
Progressive Corp.	6.625%	3/1/29	4,700	5,139
Progressive Corp.	6.250%	12/1/32	225	245
3 Progressive Corp.	6.700%	6/15/37	6,900	7,159
Protective Life Corp.	7.375%	10/15/19	5,995	6,534
Protective Life Corp.	8.450%	10/15/39	5,100	5,479
Prudential Financial Inc.	5.800%	6/15/12	2,200	2,336
Prudential Financial Inc.	3.625%	9/17/12	7,550	7,815
Prudential Financial Inc.	5.150%	1/15/13	2,145	2,282
Prudential Financial Inc.	4.500%	7/15/13	6,225	6,574
Prudential Financial Inc.	4.750%	4/1/14	1,875	1,977
Prudential Financial Inc.	5.100%	9/20/14	9,066	9,737
Prudential Financial Inc.	3.875%	1/14/15	11,250	11,545
Prudential Financial Inc.	6.200%	1/15/15	5,150	5,659
Prudential Financial Inc.	4.750%	9/17/15	2,825	3,005
Prudential Financial Inc.	5.500%	3/15/16	675	722
Prudential Financial Inc.	6.100%	6/15/17	1,050	1,159
Prudential Financial Inc.	6.000%	12/1/17	3,750	4,142
Prudential Financial Inc.	5.375%	6/21/20	2,475	2,585
Prudential Financial Inc.	5.750%	7/15/33	900	884
Prudential Financial Inc.	5.400%	6/13/35	3,975	3,721
Prudential Financial Inc.	5.900%	3/17/36	3,750	3,751
Prudential Financial Inc.	5.700%	12/14/36	10,525	10,389
Prudential Financial Inc.	6.625%	6/21/40	5,325	5,864
Prudential Financial Inc.	6.200%	11/15/40	225	239
3 Reinsurance Group of America Inc.	6.750%	12/15/65	425	392
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	1,325	1,421
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	3,450	3,650
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	5,975	6,781
Torchmark Corp.	6.375%	6/15/16	3,500	3,748
Transatlantic Holdings Inc.	8.000%	11/30/39	14,470	14,805
Travelers Cos. Inc.	5.375%	6/15/12	200	212
Travelers Cos. Inc.	5.500%	12/1/15	1,425	1,591
Travelers Cos. Inc.	6.250%	6/20/16	2,625	3,026
Travelers Cos. Inc.	5.750%	12/15/17	3,825	4,228
Travelers Cos. Inc.	5.800%	5/15/18	150	168
Travelers Cos. Inc.	5.900%	6/2/19	11,000	12,315
Travelers Cos. Inc.	3.900%	11/1/20	400	387
Travelers Cos. Inc.	6.250%	6/15/37	15,725	17,367
Travelers Cos. Inc.	5.350%	11/1/40	1,370	1,341
Travelers Property Casualty Corp.	5.000%	3/15/13	225	242
Travelers Property Casualty Corp.	6.375%	3/15/33	325	361
UnitedHealth Group Inc.	5.500%	11/15/12	7,600	8,160
UnitedHealth Group Inc.	4.875%	2/15/13	2,350	2,497
UnitedHealth Group Inc.	4.875%	4/1/13	2,850	3,042
UnitedHealth Group Inc.	4.875%	3/15/15	2,281	2,446
UnitedHealth Group Inc.	6.000%	6/15/17	7,500	8,386
UnitedHealth Group Inc.	6.000%	2/15/18	41,355	46,817

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UnitedHealth Group Inc.	3.875%	10/15/20	170	162
UnitedHealth Group Inc.	5.800%	3/15/36	2,275	2,312
UnitedHealth Group Inc.	6.500%	6/15/37	1,350	1,497
UnitedHealth Group Inc.	6.625%	11/15/37	3,475	3,900
UnitedHealth Group Inc.	6.875%	2/15/38	5,355	6,246
UnitedHealth Group Inc.	5.700%	10/15/40	170	170
Unum Group	7.125%	9/30/16	3,425	3,833
Unum Group	5.625%	9/15/20	2,200	2,206
Validus Holdings Ltd.	8.875%	1/26/40	3,000	3,184
WellPoint Health Networks Inc.	6.375%	1/15/12	3,090	3,264
WellPoint Inc.	5.000%	1/15/11	4,900	4,906
WellPoint Inc.	6.800%	8/1/12	2,085	2,264
WellPoint Inc.	6.000%	2/15/14	2,225	2,469
WellPoint Inc.	5.000%	12/15/14	3,525	3,816
WellPoint Inc.	5.250%	1/15/16	1,836	2,012
WellPoint Inc.	5.875%	6/15/17	375	419
WellPoint Inc.	7.000%	2/15/19	210	246
WellPoint Inc.	4.350%	8/15/20	2,600	2,572
WellPoint Inc.	5.950%	12/15/34	6,075	6,211
WellPoint Inc.	5.850%	1/15/36	5,960	6,081
WellPoint Inc.	6.375%	6/15/37	1,030	1,103
WellPoint Inc.	5.800%	8/15/40	1,700	1,713
Willis North America Inc.	5.625%	7/15/15	3,825	3,984
Willis North America Inc.	6.200%	3/28/17	2,495	2,554
Willis North America Inc.	7.000%	9/29/19	20,300	21,467
WR Berkley Corp.	5.375%	9/15/20	950	935
XL Group plc	5.250%	9/15/14	4,625	4,809
XL Group plc	6.375%	11/15/24	525	524
XL Group plc	6.250%	5/15/27	8,025	7,987
Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	8,450	9,289
CME Group Inc.	5.750%	2/15/14	3,225	3,574
NASDAQ OMX Group Inc.	4.000%	1/15/15	3,275	3,339
NASDAQ OMX Group Inc.	5.550%	1/15/20	2,500	2,509
XTRA Finance Corp.	5.150%	4/1/17	12,925	13,792
Real Estate Investment Trusts (0.3%)
AMB Property LP	4.500%	8/15/17	2,600	2,602
AMB Property LP	6.625%	12/1/19	1,750	1,914
Arden Realty LP	5.250%	3/1/15	925	984
AvalonBay Communities Inc.	5.500%	1/15/12	1,081	1,129
AvalonBay Communities Inc.	6.125%	11/1/12	422	454
AvalonBay Communities Inc.	5.750%	9/15/16	825	919
Boston Properties LP	5.625%	4/15/15	5,175	5,665
Boston Properties LP	5.625%	11/15/20	8,925	9,485
Boston Properties LP	4.125%	5/15/21	1,280	1,211
Brandywine Operating Partnership LP	5.750%	4/1/12	1,481	1,521
Brandywine Operating Partnership LP	5.400%	11/1/14	1,000	1,027
Brandywine Operating Partnership LP	7.500%	5/15/15	3,950	4,343
Brandywine Operating Partnership LP	5.700%	5/1/17	4,580	4,575
Camden Property Trust	5.700%	5/15/17	5,025	5,321
CommonWealth REIT	6.250%	8/15/16	1,425	1,509
CommonWealth REIT	6.250%	6/15/17	5,075	5,252
CommonWealth REIT	5.875%	9/15/20	3,200	3,130
5 Digital Realty Trust LP	4.500%	7/15/15	1,600	1,615
Duke Realty LP	6.250%	5/15/13	800	857
Duke Realty LP	7.375%	2/15/15	8,425	9,450
Duke Realty LP	5.950%	2/15/17	4,525	4,788
Duke Realty LP	8.250%	8/15/19	3,600	4,245
Duke Realty LP	6.750%	3/15/20	1,025	1,115
ERP Operating LP	6.625%	3/15/12	2,545	2,710
ERP Operating LP	5.500%	10/1/12	3,050	3,255
ERP Operating LP	5.250%	9/15/14	1,700	1,830

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ERP Operating LP	5.125%	3/15/16	825	881
ERP Operating LP	5.375%	8/1/16	3,125	3,418
ERP Operating LP	5.750%	6/15/17	1,250	1,378
HCP Inc.	6.450%	6/25/12	4,525	4,781
HCP Inc.	5.650%	12/15/13	9,655	10,276
HCP Inc.	6.300%	9/15/16	2,640	2,822
HCP Inc.	6.000%	1/30/17	1,700	1,775
HCP Inc.	5.625%	5/1/17	100	102
HCP Inc.	6.700%	1/30/18	6,200	6,643
Health Care REIT Inc.	6.000%	11/15/13	2,175	2,381
Health Care REIT Inc.	6.200%	6/1/16	9,300	10,292
Health Care REIT Inc.	4.950%	1/15/21	2,060	1,986
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,525	1,595
Healthcare Realty Trust Inc.	6.500%	1/17/17	2,800	3,020
Hospitality Properties Trust	6.750%	2/15/13	500	533
Hospitality Properties Trust	7.875%	8/15/14	3,550	3,923
Hospitality Properties Trust	5.125%	2/15/15	5,170	5,263
Kilroy Realty LP	5.000%	11/3/15	3,950	3,920
Kimco Realty Corp.	5.783%	3/15/16	1,075	1,165
Kimco Realty Corp.	6.875%	10/1/19	6,650	7,525
Liberty Property LP	5.125%	3/2/15	8,400	8,956
Liberty Property LP	5.500%	12/15/16	1,975	2,129
Liberty Property LP	4.750%	10/1/20	225	223
Mack-Cali Realty LP	7.750%	8/15/19	2,200	2,554
National Retail Properties Inc.	6.875%	10/15/17	11,000	11,853
Nationwide Health Properties Inc.	6.250%	2/1/13	4,150	4,441
ProLogis	7.625%	8/15/14	600	671
ProLogis	5.625%	11/15/16	1,225	1,258
ProLogis	7.375%	10/30/19	5,100	5,560
ProLogis	6.875%	3/15/20	7,750	8,236
Realty Income Corp.	5.950%	9/15/16	150	164
Realty Income Corp.	6.750%	8/15/19	6,310	7,132
Regency Centers LP	5.250%	8/1/15	2,925	3,052
Simon Property Group LP	6.750%	5/15/14	11,480	13,065
Simon Property Group LP	4.200%	2/1/15	1,550	1,622
Simon Property Group LP	5.100%	6/15/15	2,286	2,478
Simon Property Group LP	5.750%	12/1/15	15,350	17,117
Simon Property Group LP	6.100%	5/1/16	50	56
Simon Property Group LP	5.250%	12/1/16	8,800	9,563
Simon Property Group LP	5.875%	3/1/17	3,250	3,593
Simon Property Group LP	6.125%	5/30/18	4,525	5,063
Simon Property Group LP	5.650%	2/1/20	3,700	4,017
Simon Property Group LP	4.375%	3/1/21	350	346
Simon Property Group LP	6.750%	2/1/40	7,800	8,875
Tanger Properties LP	6.150%	11/15/15	3,525	3,828
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	400	385
				6,203,988
Industrial (10.9%)
Basic Industry (1.1%)
Agrium Inc.	6.750%	1/15/19	7,100	8,070
Agrium Inc.	6.125%	1/15/41	1,800	1,897
Airgas Inc.	4.500%	9/15/14	2,325	2,423
Airgas Inc.	3.250%	10/1/15	5,400	5,312
Albemarle Corp.	4.500%	12/15/20	1,300	1,276
Alcoa Inc.	5.375%	1/15/13	4,010	4,278
Alcoa Inc.	6.000%	7/15/13	11,005	12,014
Alcoa Inc.	5.550%	2/1/17	500	519
Alcoa Inc.	6.750%	7/15/18	200	219
Alcoa Inc.	5.720%	2/23/19	5,288	5,367
Alcoa Inc.	6.150%	8/15/20	6,075	6,235
Alcoa Inc.	5.870%	2/23/22	1,787	1,770
Alcoa Inc.	5.900%	2/1/27	12,365	12,056
Alcoa Inc.	6.750%	1/15/28	13,550	13,901

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Alcoa Inc.	5.950%	2/1/37	7,500	7,033
Allegheny Technologies Inc.	9.375%	6/1/19	25	29
AngloGold Ashanti Holdings plc	5.375%	4/15/20	1,450	1,513
AngloGold Ashanti Holdings plc	6.500%	4/15/40	2,275	2,321
ArcelorMittal	5.375%	6/1/13	16,101	17,106
ArcelorMittal	9.000%	2/15/15	8,425	10,022
ArcelorMittal	3.750%	8/5/15	3,400	3,425
ArcelorMittal	6.125%	6/1/18	9,025	9,602
ArcelorMittal	9.850%	6/1/19	12,350	15,641
ArcelorMittal	5.250%	8/5/20	3,600	3,550
ArcelorMittal	7.000%	10/15/39	10,185	10,510
Barrick Gold Corp.	6.950%	4/1/19	11,574	14,189
Barrick Gold Finance Co.	4.875%	11/15/14	2,700	2,953
Barrick Gold Financeco LLC	6.125%	9/15/13	13,200	14,780
Barrick North America Finance LLC	6.800%	9/15/18	5,325	6,402
Barrick North America Finance LLC	7.500%	9/15/38	6,875	8,592
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,175	2,317
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	3,350	3,523
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	125	142
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	7,676	8,266
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	8,865	9,808
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	3,575	3,972
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	25	28
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	19,500	23,136
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	1,175	1,228
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,675	3,904
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,000	2,282
5 Celulosa Arauco y Constitucion SA	5.000%	1/21/21	2,800	2,805
Cliffs Natural Resources Inc.	5.900%	3/15/20	2,850	2,997
Cliffs Natural Resources Inc.	6.250%	10/1/40	8,200	7,987
Commercial Metals Co.	6.500%	7/15/17	2,250	2,257
Commercial Metals Co.	7.350%	8/15/18	5,725	5,845
Cytec Industries Inc.	8.950%	7/1/17	1,575	1,914
Dow Chemical Co.	4.850%	8/15/12	16,630	17,534
Dow Chemical Co.	6.000%	10/1/12	1,680	1,811
Dow Chemical Co.	7.600%	5/15/14	12,500	14,390
Dow Chemical Co.	5.900%	2/15/15	32,175	35,592
Dow Chemical Co.	2.500%	2/15/16	625	599
Dow Chemical Co.	5.700%	5/15/18	500	539
Dow Chemical Co.	8.550%	5/15/19	11,437	14,282
Dow Chemical Co.	4.250%	11/15/20	875	840
Dow Chemical Co.	7.375%	11/1/29	3,550	4,279
Dow Chemical Co.	9.400%	5/15/39	4,275	6,131
Eastman Chemical Co.	3.000%	12/15/15	675	667
Eastman Chemical Co.	5.500%	11/15/19	2,200	2,323
Eastman Chemical Co.	4.500%	1/15/21	775	758
Eastman Chemical Co.	7.250%	1/15/24	6,864	7,821
EI du Pont de Nemours & Co.	4.750%	11/15/12	3,320	3,544
EI du Pont de Nemours & Co.	5.000%	1/15/13	6,333	6,807
EI du Pont de Nemours & Co.	5.000%	7/15/13	7,075	7,711
EI du Pont de Nemours & Co.	1.950%	1/15/16	2,800	2,705
EI du Pont de Nemours & Co.	5.250%	12/15/16	836	932
EI du Pont de Nemours & Co.	6.000%	7/15/18	6,725	7,725
EI du Pont de Nemours & Co.	4.625%	1/15/20	2,050	2,156
EI du Pont de Nemours & Co.	3.625%	1/15/21	6,150	5,942
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,700	1,959
EI du Pont de Nemours & Co.	4.900%	1/15/41	1,700	1,657
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	14,720	15,530
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	21,475	23,676
ICI Wilmington Inc.	5.625%	12/1/13	700	764
International Paper Co.	5.300%	4/1/15	4,600	4,909
International Paper Co.	7.950%	6/15/18	10,475	12,456
International Paper Co.	9.375%	5/15/19	21,600	27,755

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Paper Co.	7.500%	8/15/21	27,525	32,420
International Paper Co.	8.700%	6/15/38	1,200	1,509
International Paper Co.	7.300%	11/15/39	625	712
Lubrizol Corp.	5.500%	10/1/14	10,125	11,022
Lubrizol Corp.	8.875%	2/1/19	850	1,077
Lubrizol Corp.	6.500%	10/1/34	5,485	5,655
Monsanto Co.	7.375%	8/15/12	1,050	1,155
Monsanto Co.	5.125%	4/15/18	3,100	3,386
Monsanto Co.	5.875%	4/15/38	1,750	1,895
5 Mosaic Co.	7.375%	12/1/14	5,200	5,382
Newmont Mining Corp.	5.125%	10/1/19	1,550	1,697
Newmont Mining Corp.	5.875%	4/1/35	2,600	2,713
Newmont Mining Corp.	6.250%	10/1/39	23,552	25,489
Nucor Corp.	5.000%	12/1/12	800	857
Nucor Corp.	5.000%	6/1/13	200	216
Nucor Corp.	5.750%	12/1/17	1,100	1,241
Nucor Corp.	5.850%	6/1/18	5,200	5,876
Nucor Corp.	6.400%	12/1/37	4,185	4,823
Placer Dome Inc.	6.450%	10/15/35	2,175	2,345
Plum Creek Timberlands LP	5.875%	11/15/15	3,550	3,842
Plum Creek Timberlands LP	4.700%	3/15/21	3,380	3,215
Potash Corp. of Saskatchewan Inc.	4.875%	3/1/13	3,950	4,207
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	775	844
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,350	5,508
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	2,100	2,032
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	150	173
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	6,485	6,722
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,250	1,280
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	3,650	3,665
PPG Industries Inc.	5.750%	3/15/13	3,915	4,246
PPG Industries Inc.	6.650%	3/15/18	8,715	10,030
PPG Industries Inc.	7.700%	3/15/38	250	313
Praxair Inc.	6.375%	4/1/12	1,875	2,002
Praxair Inc.	1.750%	11/15/12	2,400	2,434
Praxair Inc.	3.950%	6/1/13	775	823
Praxair Inc.	4.375%	3/31/14	2,775	2,967
Praxair Inc.	5.250%	11/15/14	6,850	7,612
Praxair Inc.	4.625%	3/30/15	325	354
Praxair Inc.	3.250%	9/15/15	800	828
Praxair Inc.	5.200%	3/15/17	1,100	1,211
Praxair Inc.	4.500%	8/15/19	2,525	2,652
Reliance Steel & Aluminum Co.	6.200%	11/15/16	250	261
Reliance Steel & Aluminum Co.	6.850%	11/15/36	550	510
Rio Tinto Alcan Inc.	4.875%	9/15/12	1,150	1,215
Rio Tinto Alcan Inc.	4.500%	5/15/13	5,875	6,274
Rio Tinto Alcan Inc.	5.200%	1/15/14	675	722
Rio Tinto Alcan Inc.	5.000%	6/1/15	1,775	1,941
Rio Tinto Alcan Inc.	6.125%	12/15/33	10,625	11,345
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	13,900	16,827
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	8,725	8,391
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	6,310	7,332
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	10,786	14,491
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	4,915	4,664
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,450	5,459
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	7,090	6,936
Rohm and Haas Co.	5.600%	3/15/13	150	160
Rohm and Haas Co.	6.000%	9/15/17	8,475	9,275
Sherwin-Williams Co.	3.125%	12/15/14	3,225	3,334
Sigma-Aldrich Corp.	3.375%	11/1/20	1,585	1,484
Southern Copper Corp.	5.375%	4/16/20	1,800	1,828
Southern Copper Corp.	7.500%	7/27/35	9,100	10,262
Southern Copper Corp.	6.750%	4/16/40	1,050	1,100
Teck Resources Ltd.	9.750%	5/15/14	7,225	8,986
Teck Resources Ltd.	10.250%	5/15/16	10,475	12,937

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Teck Resources Ltd.	3.850%	8/15/17	4,100	4,107
Teck Resources Ltd.	10.750%	5/15/19	9,300	12,090
Teck Resources Ltd.	6.125%	10/1/35	3,862	4,084
Teck Resources Ltd.	6.000%	8/15/40	725	762
Vale Canada Ltd.	7.750%	5/15/12	160	172
Vale Canada Ltd.	5.700%	10/15/15	3,550	3,831
Vale Canada Ltd.	7.200%	9/15/32	1,175	1,256
Vale Overseas Ltd.	6.250%	1/11/16	2,050	2,277
Vale Overseas Ltd.	6.250%	1/23/17	4,550	5,050
Vale Overseas Ltd.	5.625%	9/15/19	13,600	14,531
Vale Overseas Ltd.	4.625%	9/15/20	7,700	7,653
Vale Overseas Ltd.	8.250%	1/17/34	2,450	3,032
Vale Overseas Ltd.	6.875%	11/21/36	14,654	15,928
Vale Overseas Ltd.	6.875%	11/10/39	18,320	19,903
Valspar Corp.	7.250%	6/15/19	1,100	1,274
WMC Finance USA Ltd.	5.125%	5/15/13	425	459
Xstrata Canada Corp.	7.350%	6/5/12	1,075	1,152
Xstrata Canada Corp.	7.250%	7/15/12	3,325	3,569
Xstrata Canada Corp.	5.375%	6/1/15	350	373
Xstrata Canada Corp.	6.000%	10/15/15	1,125	1,231
Xstrata Canada Corp.	5.500%	6/15/17	5,575	5,903
Capital Goods (1.1%)
3M Co.	4.500%	11/1/11	425	439
3M Co.	6.375%	2/15/28	3,650	4,224
3M Co.	5.700%	3/15/37	5,000	5,472
Acuity Brands Lighting Inc.	6.000%	12/15/19	2,975	3,124
Allied Waste North America Inc.	7.125%	5/15/16	4,150	4,389
5 BAE Systems Holdings Inc.	5.200%	8/15/15	600	646
Bemis Co. Inc.	4.875%	4/1/12	1,375	1,428
Bemis Co. Inc.	5.650%	8/1/14	2,625	2,861
Black & Decker Corp.	8.950%	4/15/14	1,200	1,430
Black & Decker Corp.	5.750%	11/15/16	2,325	2,586
Boeing Capital Corp.	6.500%	2/15/12	12,775	13,568
Boeing Capital Corp.	5.800%	1/15/13	436	475
Boeing Capital Corp.	3.250%	10/27/14	700	726
Boeing Co.	1.875%	11/20/12	6,885	7,010
Boeing Co.	3.500%	2/15/15	14,150	14,837
Boeing Co.	6.000%	3/15/19	25	29
Boeing Co.	4.875%	2/15/20	3,200	3,440
Boeing Co.	8.750%	8/15/21	800	1,094
Boeing Co.	7.250%	6/15/25	675	823
Boeing Co.	8.750%	9/15/31	850	1,160
Boeing Co.	6.125%	2/15/33	800	875
Boeing Co.	6.625%	2/15/38	2,180	2,559
Boeing Co.	6.875%	3/15/39	1,950	2,365
Boeing Co.	5.875%	2/15/40	3,950	4,287
Browning-Ferris Industries Inc.	7.400%	9/15/35	4,500	5,265
Caterpillar Financial Services Corp.	4.850%	12/7/12	300	321
Caterpillar Financial Services Corp.	1.900%	12/17/12	1,850	1,880
Caterpillar Financial Services Corp.	4.250%	2/8/13	4,175	4,411
Caterpillar Financial Services Corp.	6.200%	9/30/13	620	696
Caterpillar Financial Services Corp.	6.125%	2/17/14	17,175	19,307
Caterpillar Financial Services Corp.	4.750%	2/17/15	4,550	4,973
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,625	2,847
Caterpillar Financial Services Corp.	7.150%	2/15/19	38,800	47,653
Caterpillar Inc.	7.000%	12/15/13	1,575	1,829
Caterpillar Inc.	6.625%	7/15/28	2,075	2,413
Caterpillar Inc.	7.300%	5/1/31	1,100	1,377
Caterpillar Inc.	6.050%	8/15/36	13,900	15,569
Caterpillar Inc.	8.250%	12/15/38	800	1,135
Caterpillar Inc.	6.950%	5/1/42	950	1,159
Caterpillar Inc.	7.375%	3/1/97	5,100	6,126
Cooper US Inc.	5.250%	11/15/12	4,250	4,568

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cooper US Inc.	5.450%	4/1/15	1,925	2,138
Cooper US Inc.	2.375%	1/15/16	1,425	1,405
CRH America Inc.	6.950%	3/15/12	2,585	2,757
CRH America Inc.	5.300%	10/15/13	875	935
CRH America Inc.	4.125%	1/15/16	6,425	6,367
CRH America Inc.	6.000%	9/30/16	12,511	13,335
CRH America Inc.	8.125%	7/15/18	11,750	13,632
CRH America Inc.	5.750%	1/15/21	6,800	6,678
Danaher Corp.	5.625%	1/15/18	2,375	2,694
Danaher Corp.	5.400%	3/1/19	1,700	1,898
Deere & Co.	6.950%	4/25/14	6,195	7,193
Deere & Co.	4.375%	10/16/19	4,775	4,983
Deere & Co.	5.375%	10/16/29	7,675	8,074
Deere & Co.	8.100%	5/15/30	3,405	4,562
Deere & Co.	7.125%	3/3/31	925	1,136
Dover Corp.	5.450%	3/15/18	6,650	7,384
Dover Corp.	5.375%	10/15/35	550	560
Dover Corp.	6.600%	3/15/38	2,750	3,286
Eaton Corp.	4.900%	5/15/13	11,085	11,916
Eaton Corp.	5.600%	5/15/18	2,600	2,865
Embraer Overseas Ltd.	6.375%	1/24/17	4,625	4,807
Embraer Overseas Ltd.	6.375%	1/15/20	350	369
Emerson Electric Co.	4.625%	10/15/12	6,625	7,056
Emerson Electric Co.	4.500%	5/1/13	4,025	4,324
Emerson Electric Co.	5.250%	10/15/18	6,625	7,352
Emerson Electric Co.	4.875%	10/15/19	4,575	4,943
Emerson Electric Co.	4.250%	11/15/20	425	439
Emerson Electric Co.	6.000%	8/15/32	1,065	1,172
Emerson Electric Co.	6.125%	4/15/39	1,575	1,778
Emerson Electric Co.	5.250%	11/15/39	4,420	4,455
General Dynamics Corp.	4.250%	5/15/13	7,615	8,154
General Dynamics Corp.	5.250%	2/1/14	13,025	14,342
General Electric Co.	5.000%	2/1/13	29,990	32,061
General Electric Co.	5.250%	12/6/17	40,062	43,092
Goodrich Corp.	6.125%	3/1/19	1,695	1,910
Goodrich Corp.	4.875%	3/1/20	22,925	23,934
Goodrich Corp.	3.600%	2/1/21	3,775	3,570
Goodrich Corp.	6.800%	7/1/36	80	89
Harsco Corp.	5.750%	5/15/18	19,813	21,624
Honeywell International Inc.	5.625%	8/1/12	3,550	3,816
Honeywell International Inc.	4.250%	3/1/13	1,200	1,280
Honeywell International Inc.	3.875%	2/15/14	425	451
Honeywell International Inc.	5.400%	3/15/16	1,650	1,867
Honeywell International Inc.	5.300%	3/15/17	5,100	5,614
Honeywell International Inc.	5.300%	3/1/18	650	724
Honeywell International Inc.	5.000%	2/15/19	1,825	1,997
Honeywell International Inc.	5.700%	3/15/36	2,025	2,182
Honeywell International Inc.	5.700%	3/15/37	4,125	4,514
Illinois Tool Works Inc.	5.150%	4/1/14	4,325	4,762
Illinois Tool Works Inc.	6.250%	4/1/19	8,925	10,419
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	4,150	4,582
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	13,475	16,204
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	5,825	6,693
John Deere Capital Corp.	5.350%	1/17/12	3,650	3,825
John Deere Capital Corp.	7.000%	3/15/12	12,493	13,416
John Deere Capital Corp.	5.250%	10/1/12	850	914
John Deere Capital Corp.	4.950%	12/17/12	3,450	3,718
John Deere Capital Corp.	4.900%	9/9/13	8,275	9,017
John Deere Capital Corp.	2.950%	3/9/15	7,375	7,560
John Deere Capital Corp.	5.500%	4/13/17	50	56
John Deere Capital Corp.	2.800%	9/18/17	5,625	5,461
John Deere Capital Corp.	5.750%	9/10/18	3,950	4,473
Joy Global Inc.	6.000%	11/15/16	1,850	2,004
L-3 Communications Corp.	5.200%	10/15/19	4,650	4,769

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	L-3 Communications Corp.	4.750%	7/15/20	3,400	3,365
	Lafarge SA	6.500%	7/15/16	6,625	7,038
	Lafarge SA	7.125%	7/15/36	20,175	19,483
	Lockheed Martin Corp.	4.121%	3/14/13	2,250	2,384
	Lockheed Martin Corp.	7.650%	5/1/16	4,800	5,862
	Lockheed Martin Corp.	4.250%	11/15/19	4,650	4,705
	Lockheed Martin Corp.	6.150%	9/1/36	10,500	11,499
	Lockheed Martin Corp.	5.500%	11/15/39	1,850	1,891
5	Lockheed Martin Corp.	5.720%	6/1/40	632	652
	Martin Marietta Materials Inc.	6.600%	4/15/18	5,450	5,877
	Northrop Grumman Corp.	3.500%	3/15/21	275	255
	Northrop Grumman Corp.	5.050%	11/15/40	500	464
	Northrop Grumman Systems Corp.	7.750%	2/15/31	381	493
	Owens Corning	6.500%	12/1/16	25,430	26,859
	Owens Corning	7.000%	12/1/36	325	331
	Parker Hannifin Corp.	5.500%	5/15/18	1,375	1,528
	Parker Hannifin Corp.	3.500%	9/15/22	500	468
	Parker Hannifin Corp.	6.250%	5/15/38	4,735	5,361
	Raytheon Co.	6.400%	12/15/18	400	466
	Raytheon Co.	4.400%	2/15/20	2,500	2,555
	Raytheon Co.	3.125%	10/15/20	890	818
	Raytheon Co.	7.200%	8/15/27	3,575	4,388
	Raytheon Co.	4.875%	10/15/40	1,000	940
	Republic Services Inc.	5.500%	9/15/19	17,750	19,364
	Republic Services Inc.	5.000%	3/1/20	3,075	3,235
	Republic Services Inc.	5.250%	11/15/21	12,735	13,416
	Republic Services Inc.	6.086%	3/15/35	2,375	2,417
	Republic Services Inc.	6.200%	3/1/40	2,625	2,851
	Rockwell Automation Inc.	5.650%	12/1/17	1,150	1,286
	Rockwell Automation Inc.	6.700%	1/15/28	1,025	1,179
	Rockwell Automation Inc.	6.250%	12/1/37	3,975	4,393
	Rockwell Collins Inc.	5.250%	7/15/19	850	914
	Roper Industries Inc.	6.625%	8/15/13	9,250	10,296
	Roper Industries Inc.	6.250%	9/1/19	2,350	2,609
	Sonoco Products Co.	5.750%	11/1/40	4,450	4,286
	Stanley Black & Decker Inc.	5.200%	9/1/40	2,000	1,872
3,5	Systems 2001 AT LLC	7.156%	12/15/11	503	523
	Textron Inc.	5.600%	12/1/17	975	1,027
	Tyco International Finance SA	6.000%	11/15/13	6,730	7,469
	Tyco International Finance SA	8.500%	1/15/19	925	1,185
	Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	2,975	3,547
	Tyco International Ltd. / Tyco International Finance SA	6.875%	1/15/21	5,360	6,439
	United Technologies Corp.	6.100%	5/15/12	125	134
	United Technologies Corp.	4.875%	5/1/15	125	138
	United Technologies Corp.	5.375%	12/15/17	12,175	13,782
	United Technologies Corp.	6.125%	2/1/19	733	857
	United Technologies Corp.	4.500%	4/15/20	28,975	30,460
	United Technologies Corp.	6.700%	8/1/28	1,367	1,619
	United Technologies Corp.	7.500%	9/15/29	2,325	2,960
	United Technologies Corp.	5.400%	5/1/35	6,375	6,508
	United Technologies Corp.	6.050%	6/1/36	5,152	5,768
	United Technologies Corp.	6.125%	7/15/38	3,308	3,787
	United Technologies Corp.	5.700%	4/15/40	8,100	8,839
	Vulcan Materials Co.	6.300%	6/15/13	2,625	2,780
	Vulcan Materials Co.	7.000%	6/15/18	4,675	4,899
	Waste Management Inc.	6.375%	11/15/12	700	763
	Waste Management Inc.	5.000%	3/15/14	1,175	1,269
	Waste Management Inc.	6.375%	3/11/15	3,400	3,866
	Waste Management Inc.	7.375%	3/11/19	9,632	11,665
	Waste Management Inc.	4.750%	6/30/20	500	513
	Waste Management Inc.	7.100%	8/1/26	1,050	1,215
	Waste Management Inc.	7.000%	7/15/28	80	92
	Waste Management Inc.	7.750%	5/15/32	850	1,046
	Waste Management Inc.	6.125%	11/30/39	7,125	7,555

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Communication (2.3%)
Alltel Corp.	7.000%	3/15/16	5,000	5,890
Alltel Corp.	7.875%	7/1/32	4,475	5,808
America Movil SAB de CV	5.500%	3/1/14	2,150	2,329
America Movil SAB de CV	5.750%	1/15/15	14,650	16,261
America Movil SAB de CV	5.625%	11/15/17	4,240	4,650
America Movil SAB de CV	5.000%	10/16/19	2,200	2,294
America Movil SAB de CV	5.000%	3/30/20	1,300	1,353
America Movil SAB de CV	6.375%	3/1/35	17,400	19,163
America Movil SAB de CV	6.125%	11/15/37	4,300	4,588
America Movil SAB de CV	6.125%	3/30/40	7,400	7,897
American Tower Corp.	4.625%	4/1/15	1,075	1,123
American Tower Corp.	4.500%	1/15/18	9,100	8,997
AT&T Corp.	8.000%	11/15/31	15,489	19,500
AT&T Inc.	5.875%	2/1/12	5,736	6,045
AT&T Inc.	5.875%	8/15/12	4,960	5,352
AT&T Inc.	4.950%	1/15/13	16,685	17,900
AT&T Inc.	6.700%	11/15/13	5,825	6,630
AT&T Inc.	4.850%	2/15/14	8,100	8,735
AT&T Inc.	5.100%	9/15/14	12,310	13,475
AT&T Inc.	2.500%	8/15/15	3,950	3,944
AT&T Inc.	5.625%	6/15/16	33,520	37,666
AT&T Inc.	5.500%	2/1/18	2,181	2,411
AT&T Inc.	5.600%	5/15/18	6,050	6,740
AT&T Inc.	5.800%	2/15/19	45,320	51,029
AT&T Inc.	6.450%	6/15/34	5,625	5,973
AT&T Inc.	6.150%	9/15/34	525	546
AT&T Inc.	6.800%	5/15/36	312	350
AT&T Inc.	6.500%	9/1/37	25,675	27,816
AT&T Inc.	6.300%	1/15/38	24,877	26,295
AT&T Inc.	6.400%	5/15/38	5,895	6,312
AT&T Inc.	6.550%	2/15/39	9,845	10,780
5 AT&T Inc.	5.350%	9/1/40	7,912	7,403
AT&T Mobility LLC	7.125%	12/15/31	10,265	12,059
Bellsouth Capital Funding Corp.	7.875%	2/15/30	10,400	12,671
BellSouth Corp.	5.200%	9/15/14	1,650	1,802
BellSouth Corp.	5.200%	12/15/16	5,850	6,457
BellSouth Corp.	6.875%	10/15/31	5,100	5,564
BellSouth Corp.	6.550%	6/15/34	7,136	7,537
BellSouth Corp.	6.000%	11/15/34	4,586	4,530
BellSouth Telecommunications Inc.	6.375%	6/1/28	7,300	7,734
British Telecommunications plc	5.150%	1/15/13	8,323	8,865
British Telecommunications plc	5.950%	1/15/18	11,850	12,959
British Telecommunications plc	9.875%	12/15/30	11,675	15,521
CBS Corp.	5.625%	8/15/12	157	166
CBS Corp.	4.625%	5/15/18	400	397
CBS Corp.	8.875%	5/15/19	4,575	5,757
CBS Corp.	5.750%	4/15/20	8,725	9,267
CBS Corp.	4.300%	2/15/21	3,775	3,571
CBS Corp.	7.875%	7/30/30	2,016	2,371
CBS Corp.	5.500%	5/15/33	650	593
CBS Corp.	5.900%	10/15/40	800	765
Cellco Partnership / Verizon Wireless Capital LLC	5.250%	2/1/12	8,975	9,399
Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	21,575	25,039
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	31,767	35,155
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	17,400	22,790
CenturyLink Inc.	5.000%	2/15/15	500	513
CenturyLink Inc.	6.000%	4/1/17	325	337
CenturyLink Inc.	6.150%	9/15/19	2,550	2,576
CenturyLink Inc.	6.875%	1/15/28	800	771
CenturyLink Inc.	7.600%	9/15/39	4,875	4,876
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	2,777	3,160

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	7,156	9,874
Comcast Cable Communications LLC	6.750%	1/30/11	10,640	10,686
Comcast Cable Communications LLC	8.875%	5/1/17	2,475	3,092
Comcast Corp.	5.300%	1/15/14	4,180	4,551
Comcast Corp.	6.500%	1/15/15	3,295	3,753
Comcast Corp.	5.900%	3/15/16	10,475	11,725
Comcast Corp.	6.500%	1/15/17	515	594
Comcast Corp.	6.300%	11/15/17	38,075	43,607
Comcast Corp.	5.875%	2/15/18	13,550	15,075
Comcast Corp.	5.700%	5/15/18	4,600	5,043
Comcast Corp.	5.700%	7/1/19	1,150	1,258
Comcast Corp.	5.150%	3/1/20	800	841
Comcast Corp.	5.650%	6/15/35	3,125	3,034
Comcast Corp.	6.500%	11/15/35	15,300	16,391
Comcast Corp.	6.450%	3/15/37	7,718	8,230
Comcast Corp.	6.950%	8/15/37	5,140	5,825
Comcast Corp.	6.400%	5/15/38	1,500	1,591
Comcast Corp.	6.400%	3/1/40	150	160
COX Communications Inc.	7.125%	10/1/12	8,625	9,447
COX Communications Inc.	5.450%	12/15/14	10,210	11,223
COX Communications Inc.	5.500%	10/1/15	625	688
Deutsche Telekom International Finance BV	5.875%	8/20/13	11,050	12,190
Deutsche Telekom International Finance BV	4.875%	7/8/14	5,025	5,401
Deutsche Telekom International Finance BV	5.750%	3/23/16	7,965	8,958
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	384
Deutsche Telekom International Finance BV	6.000%	7/8/19	7,175	8,153
Deutsche Telekom International Finance BV	8.750%	6/15/30	15,836	21,225
DIRECTV Holdings LLC	3.550%	3/15/15	8,200	8,319
DIRECTV Holdings LLC	5.200%	3/15/20	3,950	4,099
DIRECTV Holdings LLC	6.350%	3/15/40	1,875	1,966
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	3,875	4,131
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	7.625%	5/15/16	3,575	3,959
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	29,500	32,096
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.600%	2/15/21	250	246
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.000%	8/15/40	2,200	2,201
Discovery Communications LLC	5.050%	6/1/20	8,500	8,963
Discovery Communications LLC	6.350%	6/1/40	250	269
Embarq Corp.	6.738%	6/1/13	500	544
Embarq Corp.	7.082%	6/1/16	17,331	19,310
Embarq Corp.	7.995%	6/1/36	16,990	18,603
France Telecom SA	4.375%	7/8/14	8,900	9,533
France Telecom SA	2.125%	9/16/15	1,500	1,462
France Telecom SA	8.500%	3/1/31	16,300	22,072
Grupo Televisa SA	6.625%	3/18/25	3,350	3,765
Grupo Televisa SA	8.500%	3/11/32	550	691
Grupo Televisa SA	6.625%	1/15/40	600	650
GTE Corp.	8.750%	11/1/21	3,060	3,983
GTE Corp.	6.940%	4/15/28	4,170	4,661
Koninklijke KPN NV	8.375%	10/1/30	3,505	4,583
McGraw-Hill Cos. Inc.	5.375%	11/15/12	1,550	1,639
McGraw-Hill Cos. Inc.	5.900%	11/15/17	5,050	5,498
McGraw-Hill Cos. Inc.	6.550%	11/15/37	6,650	7,119
NBC Universal Inc.	2.100%	4/1/14	3,300	3,295
NBC Universal Inc.	3.650%	4/30/15	8,175	8,380
NBC Universal Inc.	2.875%	4/1/16	4,075	3,978
NBC Universal Inc.	5.150%	4/30/20	7,425	7,710
NBC Universal Inc.	4.375%	4/1/21	4,225	4,085
NBC Universal Inc.	6.400%	4/30/40	17,950	18,815
NBC Universal Inc.	5.950%	4/1/41	3,100	3,101
New Cingular Wireless Services Inc.	8.125%	5/1/12	25,779	28,176
New Cingular Wireless Services Inc.	8.750%	3/1/31	195	266
News America Holdings Inc.	9.250%	2/1/13	151	174
News America Holdings Inc.	8.000%	10/17/16	3,840	4,709
News America Holdings Inc.	7.700%	10/30/25	1,175	1,352

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
News America Holdings Inc.	8.150%	10/17/36	2,175	2,669
News America Holdings Inc.	7.750%	12/1/45	1,460	1,716
News America Inc.	5.300%	12/15/14	4,050	4,477
News America Inc.	7.250%	5/18/18	150	181
News America Inc.	6.900%	3/1/19	2,500	2,997
News America Inc.	5.650%	8/15/20	350	392
News America Inc.	6.550%	3/15/33	11,665	12,451
News America Inc.	6.200%	12/15/34	14,366	15,016
News America Inc.	6.400%	12/15/35	17,135	18,372
News America Inc.	6.650%	11/15/37	2,030	2,250
News America Inc.	6.900%	8/15/39	4,900	5,590
Omnicom Group Inc.	5.900%	4/15/16	750	837
Omnicom Group Inc.	4.450%	8/15/20	12,000	11,753
Pacific Bell Telephone Co.	7.125%	3/15/26	1,275	1,473
Qwest Corp.	8.875%	3/15/12	8,886	9,619
Qwest Corp.	7.500%	10/1/14	8,200	9,205
Qwest Corp.	8.375%	5/1/16	14,450	17,123
Qwest Corp.	6.500%	6/1/17	3,300	3,568
Qwest Corp.	7.500%	6/15/23	3,925	3,900
Qwest Corp.	7.250%	9/15/25	1,360	1,430
Qwest Corp.	6.875%	9/15/33	7,150	7,007
Qwest Corp.	7.125%	11/15/43	4,775	4,650
Reed Elsevier Capital Inc.	4.625%	6/15/12	1,100	1,145
Reed Elsevier Capital Inc.	7.750%	1/15/14	3,825	4,386
Reed Elsevier Capital Inc.	8.625%	1/15/19	4,085	5,214
Rogers Communications Inc.	7.250%	12/15/12	3,090	3,434
Rogers Communications Inc.	6.375%	3/1/14	13,425	15,030
Rogers Communications Inc.	5.500%	3/15/14	1,450	1,577
Rogers Communications Inc.	6.800%	8/15/18	16,940	20,311
Rogers Communications Inc.	7.500%	8/15/38	725	906
RR Donnelley & Sons Co.	4.950%	4/1/14	1,000	1,022
RR Donnelley & Sons Co.	5.500%	5/15/15	1,335	1,374
RR Donnelley & Sons Co.	8.600%	8/15/16	9,325	10,667
RR Donnelley & Sons Co.	6.125%	1/15/17	5,925	6,059
RR Donnelley & Sons Co.	7.625%	6/15/20	1,150	1,233
TCI Communications Inc.	8.750%	8/1/15	17,750	21,887
TCI Communications Inc.	7.875%	2/15/26	580	690
Telecom Italia Capital SA	5.250%	11/15/13	7,123	7,428
Telecom Italia Capital SA	6.175%	6/18/14	3,500	3,726
Telecom Italia Capital SA	4.950%	9/30/14	4,950	5,069
Telecom Italia Capital SA	5.250%	10/1/15	19,135	19,514
Telecom Italia Capital SA	6.999%	6/4/18	5,920	6,256
Telecom Italia Capital SA	7.175%	6/18/19	21,200	22,705
Telecom Italia Capital SA	6.375%	11/15/33	6,055	5,211
Telecom Italia Capital SA	6.000%	9/30/34	1,325	1,106
Telecom Italia Capital SA	7.200%	7/18/36	2,865	2,707
Telecom Italia Capital SA	7.721%	6/4/38	6,418	6,349
Telefonica Emisiones SAU	5.855%	2/4/13	1,975	2,104
Telefonica Emisiones SAU	2.582%	4/26/13	4,800	4,792
Telefonica Emisiones SAU	4.949%	1/15/15	10,325	10,695
Telefonica Emisiones SAU	3.729%	4/27/15	4,875	4,826
Telefonica Emisiones SAU	6.421%	6/20/16	15,610	17,066
Telefonica Emisiones SAU	5.877%	7/15/19	5,475	5,618
Telefonica Emisiones SAU	5.134%	4/27/20	10,035	9,707
Telefonica Emisiones SAU	7.045%	6/20/36	10,834	11,118
Telefonica Europe BV	8.250%	9/15/30	4,675	5,463
Telefonos de Mexico SAB de CV	5.500%	1/27/15	15,900	17,181
Thomson Reuters Corp.	5.950%	7/15/13	1,965	2,181
Thomson Reuters Corp.	5.700%	10/1/14	8,400	9,329
Thomson Reuters Corp.	6.500%	7/15/18	625	728
Thomson Reuters Corp.	4.700%	10/15/19	1,825	1,920
Thomson Reuters Corp.	5.500%	8/15/35	5,025	5,061
Thomson Reuters Corp.	5.850%	4/15/40	8,475	8,845
Time Warner Cable Inc.	5.400%	7/2/12	9,586	10,169

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Cable Inc.	6.200%	7/1/13	7,925	8,799
Time Warner Cable Inc.	8.250%	2/14/14	1,225	1,428
Time Warner Cable Inc.	7.500%	4/1/14	18,275	21,009
^ Time Warner Cable Inc.	3.500%	2/1/15	3,625	3,723
Time Warner Cable Inc.	5.850%	5/1/17	18,790	20,940
Time Warner Cable Inc.	6.750%	7/1/18	20,030	23,300
Time Warner Cable Inc.	8.750%	2/14/19	7,045	8,984
Time Warner Cable Inc.	8.250%	4/1/19	8,920	11,036
Time Warner Cable Inc.	5.000%	2/1/20	6,875	7,073
Time Warner Cable Inc.	6.550%	5/1/37	11,611	12,375
Time Warner Cable Inc.	7.300%	7/1/38	95	110
Time Warner Cable Inc.	6.750%	6/15/39	13,100	14,439
Time Warner Cable Inc.	5.875%	11/15/40	5,620	5,564
Time Warner Entertainment Co. LP	10.150%	5/1/12	1,025	1,137
Time Warner Entertainment Co. LP	8.875%	10/1/12	950	1,068
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,340	2,947
Time Warner Entertainment Co. LP	8.375%	7/15/33	7,720	9,693
United States Cellular Corp.	6.700%	12/15/33	4,500	4,374
Verizon Communications Inc.	4.350%	2/15/13	1,350	1,439
Verizon Communications Inc.	5.250%	4/15/13	6,250	6,810
Verizon Communications Inc.	4.900%	9/15/15	425	467
Verizon Communications Inc.	5.550%	2/15/16	10,175	11,357
Verizon Communications Inc.	5.500%	2/15/18	22,061	24,323
Verizon Communications Inc.	6.100%	4/15/18	7,605	8,636
Verizon Communications Inc.	8.750%	11/1/18	3,325	4,346
Verizon Communications Inc.	6.350%	4/1/19	46,741	54,036
Verizon Communications Inc.	5.850%	9/15/35	15,050	15,556
Verizon Communications Inc.	6.250%	4/1/37	5,075	5,469
Verizon Communications Inc.	6.400%	2/15/38	2,180	2,413
Verizon Communications Inc.	6.900%	4/15/38	14,785	17,255
Verizon Communications Inc.	8.950%	3/1/39	11,450	16,369
Verizon Global Funding Corp.	6.875%	6/15/12	16,075	17,456
Verizon Global Funding Corp.	7.375%	9/1/12	6,575	7,271
Verizon Global Funding Corp.	4.375%	6/1/13	860	923
Verizon Global Funding Corp.	7.750%	12/1/30	11,691	14,559
Verizon Maryland Inc.	6.125%	3/1/12	400	422
Verizon Maryland Inc.	5.125%	6/15/33	405	357
Verizon New England Inc.	7.875%	11/15/29	1,385	1,499
Verizon New Jersey Inc.	5.875%	1/17/12	6,115	6,403
Verizon New York Inc.	6.875%	4/1/12	2,735	2,919
Verizon New York Inc.	7.375%	4/1/32	2,200	2,448
Verizon Virginia Inc.	4.625%	3/15/13	6,000	6,323
Vodafone Group plc	5.350%	2/27/12	2,075	2,179
Vodafone Group plc	5.000%	12/16/13	8,150	8,881
Vodafone Group plc	4.150%	6/10/14	5,075	5,358
Vodafone Group plc	5.375%	1/30/15	4,175	4,591
Vodafone Group plc	5.000%	9/15/15	1,600	1,743
Vodafone Group plc	3.375%	11/24/15	2,025	2,065
Vodafone Group plc	5.750%	3/15/16	5,650	6,330
Vodafone Group plc	5.625%	2/27/17	13,256	14,794
Vodafone Group plc	4.625%	7/15/18	200	211
Vodafone Group plc	5.450%	6/10/19	10,475	11,531
Vodafone Group plc	7.875%	2/15/30	2,000	2,501
Vodafone Group plc	6.250%	11/30/32	7,775	8,320
Vodafone Group plc	6.150%	2/27/37	3,700	3,963
Washington Post Co.	7.250%	2/1/19	2,575	2,931
WPP Finance UK	5.875%	6/15/14	6,900	7,456
WPP Finance UK	8.000%	9/15/14	7,225	8,324
Consumer Cyclical (1.0%)
AutoZone Inc.	6.500%	1/15/14	2,025	2,245
AutoZone Inc.	5.750%	1/15/15	8,375	9,217
Best Buy Co. Inc.	6.750%	7/15/13	9,350	10,270
BorgWarner Inc.	4.625%	9/15/20	1,000	984

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Costco Wholesale Corp.	5.500%	3/15/17	10,725	12,181
CVS Caremark Corp.	4.875%	9/15/14	1,375	1,491
CVS Caremark Corp.	3.250%	5/18/15	2,525	2,567
CVS Caremark Corp.	6.125%	8/15/16	2,475	2,804
CVS Caremark Corp.	5.750%	6/1/17	4,430	4,945
CVS Caremark Corp.	6.600%	3/15/19	15,980	18,726
CVS Caremark Corp.	4.750%	5/18/20	625	648
CVS Caremark Corp.	6.250%	6/1/27	24,275	26,847
CVS Caremark Corp.	6.302%	6/1/37	4,475	4,328
CVS Caremark Corp.	6.125%	9/15/39	2,275	2,425
Daimler Finance North America LLC	7.300%	1/15/12	19,396	20,656
Daimler Finance North America LLC	6.500%	11/15/13	12,080	13,669
Daimler Finance North America LLC	8.500%	1/18/31	5,230	6,931
Darden Restaurants Inc.	5.625%	10/15/12	3,650	3,908
Darden Restaurants Inc.	6.200%	10/15/17	8,805	9,813
Darden Restaurants Inc.	6.800%	10/15/37	14,375	15,441
eBay Inc.	0.875%	10/15/13	3,050	3,015
eBay Inc.	1.625%	10/15/15	3,050	2,931
eBay Inc.	3.250%	10/15/20	3,100	2,880
Expedia Inc.	5.950%	8/15/20	4,375	4,394
Historic TW Inc.	9.150%	2/1/23	9,550	12,537
Historic TW Inc.	6.625%	5/15/29	7,800	8,617
Home Depot Inc.	5.250%	12/16/13	11,175	12,267
Home Depot Inc.	5.400%	3/1/16	4,851	5,426
Home Depot Inc.	3.950%	9/15/20	4,500	4,405
Home Depot Inc.	5.875%	12/16/36	8,625	8,976
Home Depot Inc.	5.400%	9/15/40	1,900	1,857
International Game Technology	7.500%	6/15/19	1,600	1,812
International Game Technology	5.500%	6/15/20	3,000	3,036
Johnson Controls Inc.	5.000%	3/30/20	21,962	23,315
Johnson Controls Inc.	6.000%	1/15/36	950	972
Kohl's Corp.	6.250%	12/15/17	2,300	2,650
Kohl's Corp.	6.000%	1/15/33	725	736
Kohl's Corp.	6.875%	12/15/37	3,325	3,826
Lowe's Cos. Inc.	5.600%	9/15/12	2,850	3,076
Lowe's Cos. Inc.	5.400%	10/15/16	12,350	14,026
Lowe's Cos. Inc.	6.100%	9/15/17	2,250	2,605
Lowe's Cos. Inc.	6.875%	2/15/28	560	648
Lowe's Cos. Inc.	6.500%	3/15/29	3,676	4,119
Lowe's Cos. Inc.	5.800%	10/15/36	6,475	6,836
Lowe's Cos. Inc.	5.800%	4/15/40	500	530
Marriott International Inc.	4.625%	6/15/12	3,200	3,320
Marriott International Inc.	5.625%	2/15/13	2,375	2,534
Marriott International Inc.	6.200%	6/15/16	1,500	1,646
Marriott International Inc.	6.375%	6/15/17	1,750	1,964
McDonald's Corp.	5.300%	3/15/17	850	943
McDonald's Corp.	5.800%	10/15/17	5,550	6,409
McDonald's Corp.	5.350%	3/1/18	6,350	7,136
McDonald's Corp.	5.000%	2/1/19	3,150	3,448
McDonald's Corp.	6.300%	10/15/37	1,950	2,291
McDonald's Corp.	6.300%	3/1/38	5,250	6,173
McDonald's Corp.	5.700%	2/1/39	2,400	2,615
MDC Holdings Inc.	5.500%	5/15/13	2,875	3,017
Nordstrom Inc.	6.750%	6/1/14	1,675	1,891
Nordstrom Inc.	6.250%	1/15/18	10,950	12,327
Nordstrom Inc.	4.750%	5/1/20	3,875	3,922
Nordstrom Inc.	6.950%	3/15/28	1,075	1,190
Nordstrom Inc.	7.000%	1/15/38	2,050	2,333
PACCAR Financial Corp.	1.950%	12/17/12	5,200	5,293
PACCAR Financial Corp.	2.050%	6/17/13	9,100	9,226
PACCAR Inc.	6.875%	2/15/14	3,575	4,081
Staples Inc.	9.750%	1/15/14	19,300	23,305
Target Corp.	5.875%	3/1/12	5,325	5,634
Target Corp.	5.125%	1/15/13	425	458

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Target Corp.	4.000%	6/15/13	1,680	1,795
Target Corp.	5.875%	7/15/16	11,850	13,694
Target Corp.	5.375%	5/1/17	6,475	7,273
Target Corp.	6.000%	1/15/18	5,650	6,551
Target Corp.	3.875%	7/15/20	4,850	4,834
Target Corp.	7.000%	7/15/31	3,700	4,405
Target Corp.	6.350%	11/1/32	7,600	8,522
Target Corp.	6.500%	10/15/37	6,975	8,146
Target Corp.	7.000%	1/15/38	7,035	8,700
Time Warner Cos. Inc.	7.570%	2/1/24	1,530	1,856
Time Warner Cos. Inc.	6.950%	1/15/28	80	90
Time Warner Inc.	3.150%	7/15/15	575	583
Time Warner Inc.	5.875%	11/15/16	9,225	10,389
Time Warner Inc.	4.875%	3/15/20	14,350	14,929
Time Warner Inc.	4.700%	1/15/21	2,820	2,868
Time Warner Inc.	7.625%	4/15/31	9,660	11,684
Time Warner Inc.	7.700%	5/1/32	9,631	11,790
Time Warner Inc.	6.500%	11/15/36	6,750	7,382
Time Warner Inc.	6.200%	3/15/40	4,850	5,138
Time Warner Inc.	6.100%	7/15/40	6,300	6,587
TJX Cos. Inc.	6.950%	4/15/19	17,985	21,850
Toll Brothers Finance Corp.	6.875%	11/15/12	43	46
Toll Brothers Finance Corp.	5.950%	9/15/13	16	17
Toll Brothers Finance Corp.	5.150%	5/15/15	3,175	3,234
Toll Brothers Finance Corp.	6.750%	11/1/19	4,925	5,094
Toyota Motor Credit Corp.	3.200%	6/17/15	15,250	15,807
Toyota Motor Credit Corp.	4.500%	6/17/20	1,400	1,467
VF Corp.	5.950%	11/1/17	2,700	3,014
VF Corp.	6.450%	11/1/37	2,375	2,637
Viacom Inc.	4.375%	9/15/14	6,275	6,675
Viacom Inc.	6.250%	4/30/16	1,168	1,330
Viacom Inc.	6.125%	10/5/17	2,325	2,619
Viacom Inc.	5.625%	9/15/19	14,660	16,294
Viacom Inc.	6.875%	4/30/36	1,760	1,997
Wal-Mart Stores Inc.	4.550%	5/1/13	16,071	17,301
Wal-Mart Stores Inc.	7.250%	6/1/13	900	1,025
Wal-Mart Stores Inc.	3.200%	5/15/14	20,000	20,910
Wal-Mart Stores Inc.	4.500%	7/1/15	2,450	2,670
Wal-Mart Stores Inc.	2.250%	7/8/15	3,850	3,829
Wal-Mart Stores Inc.	1.500%	10/25/15	8,160	7,812
Wal-Mart Stores Inc.	5.375%	4/5/17	1,650	1,869
Wal-Mart Stores Inc.	5.800%	2/15/18	17,050	19,548
Wal-Mart Stores Inc.	3.625%	7/8/20	9,875	9,617
Wal-Mart Stores Inc.	3.250%	10/25/20	13,125	12,396
Wal-Mart Stores Inc.	5.875%	4/5/27	18,000	20,000
Wal-Mart Stores Inc.	7.550%	2/15/30	11,645	15,023
Wal-Mart Stores Inc.	5.250%	9/1/35	5,865	5,908
Wal-Mart Stores Inc.	6.500%	8/15/37	20,686	24,382
Wal-Mart Stores Inc.	6.200%	4/15/38	3,395	3,835
Wal-Mart Stores Inc.	5.625%	4/1/40	4,250	4,535
Wal-Mart Stores Inc.	4.875%	7/8/40	1,950	1,862
Wal-Mart Stores Inc.	5.000%	10/25/40	910	883
Walgreen Co.	4.875%	8/1/13	11,750	12,857
Walgreen Co.	5.250%	1/15/19	4,600	5,112
Walt Disney Co.	6.375%	3/1/12	1,450	1,545
Walt Disney Co.	4.700%	12/1/12	575	616
Walt Disney Co.	4.500%	12/15/13	7,875	8,596
Walt Disney Co.	5.625%	9/15/16	5,525	6,349
Walt Disney Co.	5.875%	12/15/17	5,350	6,178
Walt Disney Co.	7.000%	3/1/32	1,025	1,260
Western Union Co.	6.500%	2/26/14	2,850	3,188
Western Union Co.	5.930%	10/1/16	5,500	6,166
Western Union Co.	5.253%	4/1/20	3,946	4,067
Western Union Co.	6.200%	11/17/36	2,675	2,649

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Western Union Co.	6.200%	6/21/40	5,375	5,320
Yum! Brands Inc.	7.700%	7/1/12	2,525	2,750
Yum! Brands Inc.	6.250%	4/15/16	3,525	3,993
Yum! Brands Inc.	6.250%	3/15/18	125	142
Yum! Brands Inc.	3.875%	11/1/20	825	791
Yum! Brands Inc.	6.875%	11/15/37	8,250	9,429
Consumer Noncyclical (2.7%)
Abbott Laboratories	5.150%	11/30/12	2,800	3,028
Abbott Laboratories	4.350%	3/15/14	3,675	3,953
Abbott Laboratories	2.700%	5/27/15	5,925	6,029
Abbott Laboratories	5.875%	5/15/16	15,811	18,219
Abbott Laboratories	5.600%	11/30/17	16,125	18,464
Abbott Laboratories	5.125%	4/1/19	3,720	4,091
Abbott Laboratories	4.125%	5/27/20	5,617	5,721
Abbott Laboratories	6.150%	11/30/37	5,225	5,959
Abbott Laboratories	6.000%	4/1/39	1,950	2,196
Abbott Laboratories	5.300%	5/27/40	5,335	5,458
Allergan Inc.	5.750%	4/1/16	1,100	1,257
Altria Group Inc.	8.500%	11/10/13	46,195	54,678
Altria Group Inc.	4.125%	9/11/15	425	445
Altria Group Inc.	9.700%	11/10/18	8,615	11,355
Altria Group Inc.	9.250%	8/6/19	11,525	15,034
Altria Group Inc.	9.950%	11/10/38	5,675	7,963
Altria Group Inc.	10.200%	2/6/39	20,475	29,432
AmerisourceBergen Corp.	5.625%	9/15/12	1,050	1,118
AmerisourceBergen Corp.	5.875%	9/15/15	13,561	14,989
AmerisourceBergen Corp.	4.875%	11/15/19	4,000	4,068
Amgen Inc.	4.850%	11/18/14	4,725	5,190
Amgen Inc.	5.850%	6/1/17	7,900	9,011
Amgen Inc.	5.700%	2/1/19	2,525	2,881
Amgen Inc.	3.450%	10/1/20	5,575	5,304
Amgen Inc.	6.375%	6/1/37	5,825	6,595
Amgen Inc.	6.900%	6/1/38	9,275	11,182
Amgen Inc.	6.400%	2/1/39	8,650	9,898
Amgen Inc.	5.750%	3/15/40	3,425	3,628
Amgen Inc.	4.950%	10/1/41	2,050	1,928
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	4,175	4,397
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	4,750	5,249
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	10,375	11,395
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	2,275	2,641
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	5,995	6,201
Anheuser-Busch Cos. Inc.	6.450%	9/1/37	470	536
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	7,550	7,792
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	10,675	10,896
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	11,025	11,631
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	25,060	27,277
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	8,090	8,548
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	10,385	11,867
Archer-Daniels-Midland Co.	8.375%	4/15/17	525	659
Archer-Daniels-Midland Co.	5.450%	3/15/18	8,900	9,912
Archer-Daniels-Midland Co.	5.935%	10/1/32	4,275	4,625
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,400	3,413
AstraZeneca plc	5.400%	9/15/12	18,625	20,083
AstraZeneca plc	5.400%	6/1/14	6,725	7,484
AstraZeneca plc	5.900%	9/15/17	12,710	14,690
AstraZeneca plc	6.450%	9/15/37	17,796	20,996
Avon Products Inc.	6.500%	3/1/19	2,135	2,484
Baxter International Inc.	4.000%	3/1/14	1,350	1,442
Baxter International Inc.	5.900%	9/1/16	1,700	1,967
Baxter International Inc.	6.250%	12/1/37	11,425	13,067
Becton Dickinson and Co.	5.000%	5/15/19	1,125	1,222
Becton Dickinson and Co.	6.000%	5/15/39	1,000	1,123
Biogen Idec Inc.	6.000%	3/1/13	8,200	8,853

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Biogen Idec Inc.	6.875%	3/1/18	12,425	13,980
Bottling Group LLC	4.625%	11/15/12	1,635	1,748
Bottling Group LLC	5.000%	11/15/13	10,125	11,144
Bottling Group LLC	6.950%	3/15/14	29,775	34,435
Bottling Group LLC	5.500%	4/1/16	8,975	10,230
Bottling Group LLC	5.125%	1/15/19	1,500	1,638
Bristol-Myers Squibb Co.	5.250%	8/15/13	965	1,064
Bristol-Myers Squibb Co.	5.450%	5/1/18	2,225	2,520
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	501
Bristol-Myers Squibb Co.	6.800%	11/15/26	150	180
Bristol-Myers Squibb Co.	5.875%	11/15/36	13,784	15,252
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,625	1,873
Bristol-Myers Squibb Co.	6.875%	8/1/97	1,030	1,151
Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,025	2,122
Bunge Ltd. Finance Corp.	5.100%	7/15/15	7,625	7,884
Bunge Ltd. Finance Corp.	8.500%	6/15/19	14,950	17,573
Campbell Soup Co.	3.050%	7/15/17	1,425	1,430
Cardinal Health Inc.	5.650%	6/15/12	60	63
Cardinal Health Inc.	4.000%	6/15/15	550	568
Cardinal Health Inc.	4.625%	12/15/20	6,500	6,452
CareFusion Corp.	4.125%	8/1/12	975	1,015
CareFusion Corp.	5.125%	8/1/14	1,700	1,832
CareFusion Corp.	6.375%	8/1/19	8,215	9,277
Celgene Corp.	2.450%	10/15/15	1,975	1,920
Celgene Corp.	3.950%	10/15/20	1,325	1,259
Celgene Corp.	5.700%	10/15/40	1,650	1,589
Church & Dwight Co. Inc.	3.350%	12/15/15	2,375	2,383
Cia de Bebidas das Americas	8.750%	9/15/13	295	340
Clorox Co.	5.450%	10/15/12	625	670
Clorox Co.	5.000%	3/1/13	5,075	5,434
Clorox Co.	5.000%	1/15/15	1,725	1,868
Clorox Co.	3.550%	11/1/15	1,825	1,882
Clorox Co.	5.950%	10/15/17	13,265	14,839
Coca-Cola Co.	0.750%	11/15/13	7,000	6,918
Coca-Cola Co.	3.625%	3/15/14	5,675	5,977
Coca-Cola Co.	1.500%	11/15/15	7,300	7,021
Coca-Cola Co.	5.350%	11/15/17	6,150	6,943
Coca-Cola Co.	4.875%	3/15/19	10,050	10,998
Coca-Cola Co.	3.150%	11/15/20	3,350	3,141
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,025	2,085
Coca-Cola HBC Finance BV	5.125%	9/17/13	945	1,013
Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	8,900	9,743
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	10,850	12,625
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	375	404
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	6,361	8,723
ConAgra Foods Inc.	5.875%	4/15/14	1,040	1,146
ConAgra Foods Inc.	5.819%	6/15/17	951	1,035
ConAgra Foods Inc.	7.000%	4/15/19	500	575
ConAgra Foods Inc.	9.750%	3/1/21	129	173
ConAgra Foods Inc.	7.125%	10/1/26	1,000	1,139
ConAgra Foods Inc.	7.000%	10/1/28	725	812
ConAgra Foods Inc.	8.250%	9/15/30	2,850	3,537
Corn Products International Inc.	3.200%	11/1/15	650	654
Corn Products International Inc.	4.625%	11/1/20	885	870
Corn Products International Inc.	6.625%	4/15/37	1,725	1,797
Covidien International Finance SA	5.450%	10/15/12	2,600	2,800
Covidien International Finance SA	1.875%	6/15/13	15,840	15,997
Covidien International Finance SA	6.000%	10/15/17	5,225	5,943
Covidien International Finance SA	6.550%	10/15/37	8,518	10,036
CR Bard Inc.	6.700%	12/1/26	5,250	6,255
Delhaize Group SA	5.875%	2/1/14	2,425	2,668
Delhaize Group SA	5.700%	10/1/40	3,087	2,920
Diageo Capital plc	5.200%	1/30/13	8,275	8,927

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Diageo Capital plc	5.500%	9/30/16	1,275	1,431
Diageo Capital plc	5.750%	10/23/17	7,100	8,111
Diageo Capital plc	4.828%	7/15/20	2,430	2,573
Diageo Capital plc	5.875%	9/30/36	1,775	1,880
Diageo Finance BV	5.500%	4/1/13	5,326	5,811
Diageo Finance BV	3.250%	1/15/15	375	387
Diageo Finance BV	5.300%	10/28/15	6,676	7,430
Diageo Investment Corp.	7.450%	4/15/35	875	1,069
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	2,050	2,097
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	1,750	1,925
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	4,290	5,100
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	950	1,175
Eli Lilly & Co.	3.550%	3/6/12	4,150	4,286
Eli Lilly & Co.	6.000%	3/15/12	1,850	1,970
Eli Lilly & Co.	4.200%	3/6/14	2,400	2,571
Eli Lilly & Co.	5.200%	3/15/17	8,200	9,102
Eli Lilly & Co.	5.500%	3/15/27	5,750	6,135
Eli Lilly & Co.	5.550%	3/15/37	886	931
Eli Lilly & Co.	5.950%	11/15/37	2,400	2,660
Estee Lauder Cos. Inc.	6.000%	5/15/37	2,225	2,373
Express Scripts Inc.	5.250%	6/15/12	16,300	17,232
Express Scripts Inc.	6.250%	6/15/14	9,625	10,750
Express Scripts Inc.	7.250%	6/15/19	1,925	2,276
Fortune Brands Inc.	3.000%	6/1/12	2,900	2,941
Fortune Brands Inc.	4.875%	12/1/13	1,000	1,045
Fortune Brands Inc.	6.375%	6/15/14	4,340	4,694
Fortune Brands Inc.	5.375%	1/15/16	8,650	8,918
Fortune Brands Inc.	5.875%	1/15/36	2,975	2,593
Genentech Inc.	4.750%	7/15/15	2,320	2,550
Genentech Inc.	5.250%	7/15/35	3,350	3,389
General Mills Inc.	6.000%	2/15/12	10,490	11,083
General Mills Inc.	5.650%	9/10/12	2,375	2,556
General Mills Inc.	5.250%	8/15/13	18,925	20,762
General Mills Inc.	5.200%	3/17/15	835	923
General Mills Inc.	5.700%	2/15/17	13,225	14,855
General Mills Inc.	5.650%	2/15/19	14,917	16,598
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	11,025	11,943
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	9,800	10,565
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	20,110	22,953
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,500	3,608
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	18,475	21,786
Hasbro Inc.	6.125%	5/15/14	6,900	7,481
Hasbro Inc.	6.300%	9/15/17	5,875	6,343
Hasbro Inc.	6.350%	3/15/40	2,850	2,878
Hershey Co.	5.450%	9/1/16	1,275	1,422
Hershey Co.	4.125%	12/1/20	3,225	3,258
HJ Heinz Co.	5.350%	7/15/13	2,075	2,275
HJ Heinz Finance Co.	6.750%	3/15/32	3,325	3,666
Hospira Inc.	5.900%	6/15/14	1,550	1,705
Hospira Inc.	6.400%	5/15/15	850	962
Hospira Inc.	6.050%	3/30/17	150	168
Hospira Inc.	5.600%	9/15/40	2,700	2,644
Johnson & Johnson	5.550%	8/15/17	4,025	4,692
Johnson & Johnson	5.150%	7/15/18	1,675	1,902
Johnson & Johnson	6.950%	9/1/29	4,400	5,528
Johnson & Johnson	4.950%	5/15/33	5,925	6,032
Johnson & Johnson	5.950%	8/15/37	6,360	7,403
Johnson & Johnson	5.850%	7/15/38	1,625	1,863
Johnson & Johnson	4.500%	9/1/40	2,355	2,227
Kellogg Co.	5.125%	12/3/12	17,048	18,334
Kellogg Co.	4.250%	3/6/13	4,225	4,482
Kellogg Co.	4.450%	5/30/16	50	54
Kellogg Co.	4.150%	11/15/19	5,075	5,174

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kellogg Co.	7.450%	4/1/31	6,790	8,494
Kimberly-Clark Corp.	5.625%	2/15/12	2,700	2,845
Kimberly-Clark Corp.	4.875%	8/15/15	5,250	5,815
Kimberly-Clark Corp.	6.125%	8/1/17	7,750	9,030
Kimberly-Clark Corp.	6.250%	7/15/18	175	206
Kimberly-Clark Corp.	3.625%	8/1/20	8,424	8,315
Kimberly-Clark Corp.	6.625%	8/1/37	1,275	1,530
Koninklijke Philips Electronics NV	4.625%	3/11/13	3,900	4,158
Koninklijke Philips Electronics NV	5.750%	3/11/18	10,100	11,336
Koninklijke Philips Electronics NV	6.875%	3/11/38	4,225	5,042
Kraft Foods Inc.	5.625%	11/1/11	2,196	2,284
Kraft Foods Inc.	6.250%	6/1/12	4,765	5,101
Kraft Foods Inc.	2.625%	5/8/13	13,250	13,608
Kraft Foods Inc.	5.250%	10/1/13	675	738
Kraft Foods Inc.	6.750%	2/19/14	150	171
Kraft Foods Inc.	4.125%	2/9/16	12,950	13,580
Kraft Foods Inc.	6.500%	8/11/17	12,073	14,061
Kraft Foods Inc.	6.125%	2/1/18	300	342
Kraft Foods Inc.	6.125%	8/23/18	10,075	11,511
Kraft Foods Inc.	5.375%	2/10/20	43,715	46,990
Kraft Foods Inc.	6.500%	11/1/31	8,400	9,326
Kraft Foods Inc.	7.000%	8/11/37	10,325	12,125
Kraft Foods Inc.	6.875%	2/1/38	6,000	6,942
Kraft Foods Inc.	6.875%	1/26/39	1,300	1,513
Kraft Foods Inc.	6.500%	2/9/40	11,825	13,185
Kroger Co.	6.750%	4/15/12	8,275	8,847
Kroger Co.	6.200%	6/15/12	6,175	6,614
Kroger Co.	5.500%	2/1/13	1,686	1,816
Kroger Co.	5.000%	4/15/13	3,700	3,976
Kroger Co.	4.950%	1/15/15	1,725	1,862
Kroger Co.	6.400%	8/15/17	840	962
Kroger Co.	6.800%	12/15/18	2,600	3,026
Kroger Co.	6.150%	1/15/20	16,045	18,134
Kroger Co.	7.700%	6/1/29	7,825	9,476
Kroger Co.	8.000%	9/15/29	1,425	1,767
Kroger Co.	7.500%	4/1/31	2,395	2,884
Kroger Co.	6.900%	4/15/38	6,300	7,199
Laboratory Corp. of America Holdings	5.500%	2/1/13	1,540	1,646
Laboratory Corp. of America Holdings	5.625%	12/15/15	2,500	2,739
Life Technologies Corp.	4.400%	3/1/15	4,350	4,513
Life Technologies Corp.	3.500%	1/15/16	2,375	2,363
Life Technologies Corp.	6.000%	3/1/20	3,800	4,065
Life Technologies Corp.	5.000%	1/15/21	2,200	2,185
Lorillard Tobacco Co.	8.125%	6/23/19	5,735	6,391
Lorillard Tobacco Co.	6.875%	5/1/20	7,650	7,908
Lorillard Tobacco Co.	8.125%	5/1/40	4,000	4,103
McKesson Corp.	7.750%	2/1/12	750	801
McKesson Corp.	5.250%	3/1/13	10,175	10,914
McKesson Corp.	6.500%	2/15/14	1,650	1,846
Mead Johnson Nutrition Co.	3.500%	11/1/14	6,825	7,020
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,925	3,073
Mead Johnson Nutrition Co.	5.900%	11/1/39	11,170	11,538
Medco Health Solutions Inc.	6.125%	3/15/13	6,450	7,026
Medco Health Solutions Inc.	7.250%	8/15/13	600	680
Medco Health Solutions Inc.	7.125%	3/15/18	14,138	16,742
Medtronic Inc.	4.500%	3/15/14	2,225	2,409
Medtronic Inc.	3.000%	3/15/15	9,900	10,185
Medtronic Inc.	4.750%	9/15/15	4,275	4,717
Medtronic Inc.	5.600%	3/15/19	1,150	1,296
Medtronic Inc.	4.450%	3/15/20	3,615	3,762
Medtronic Inc.	6.500%	3/15/39	2,440	2,867
Medtronic Inc.	5.550%	3/15/40	4,275	4,568
Merck & Co. Inc.	4.375%	2/15/13	3,825	4,096
Merck & Co. Inc.	5.300%	12/1/13	13,325	14,820

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Merck & Co. Inc.	4.750%	3/1/15	1,450	1,596
Merck & Co. Inc.	4.000%	6/30/15	9,425	10,114
Merck & Co. Inc.	2.250%	1/15/16	2,900	2,871
Merck & Co. Inc.	6.000%	9/15/17	825	965
Merck & Co. Inc.	5.000%	6/30/19	3,975	4,389
Merck & Co. Inc.	3.875%	1/15/21	6,630	6,595
Merck & Co. Inc.	6.400%	3/1/28	4,130	4,766
Merck & Co. Inc.	5.950%	12/1/28	2,150	2,391
Merck & Co. Inc.	6.500%	12/1/33	5,163	6,159
Merck & Co. Inc.	5.750%	11/15/36	10,775	11,813
Merck & Co. Inc.	6.550%	9/15/37	11,500	14,020
Merck & Co. Inc.	5.850%	6/30/39	1,750	1,964
Novant Health Inc.	5.850%	11/1/19	6,125	6,484
Novartis Capital Corp.	1.900%	4/24/13	6,550	6,654
Novartis Capital Corp.	4.125%	2/10/14	33,225	35,515
Novartis Capital Corp.	2.900%	4/24/15	5,150	5,281
Novartis Capital Corp.	4.400%	4/24/20	400	418
Novartis Securities Investment Ltd.	5.125%	2/10/19	17,975	19,901
PepsiAmericas Inc.	5.750%	7/31/12	2,725	2,932
PepsiAmericas Inc.	4.375%	2/15/14	825	886
PepsiAmericas Inc.	4.875%	1/15/15	1,400	1,542
PepsiAmericas Inc.	5.000%	5/15/17	3,800	4,128
PepsiCo Inc.	5.150%	5/15/12	2,325	2,464
PepsiCo Inc.	4.650%	2/15/13	11,875	12,753
PepsiCo Inc.	3.750%	3/1/14	8,650	9,138
PepsiCo Inc.	5.000%	6/1/18	13,750	15,096
PepsiCo Inc.	7.900%	11/1/18	6,022	7,717
PepsiCo Inc.	4.500%	1/15/20	4,275	4,489
PepsiCo Inc.	7.000%	3/1/29	9,149	11,257
PepsiCo Inc.	5.500%	1/15/40	6,500	6,844
Pfizer Inc.	4.450%	3/15/12	18,950	19,793
Pfizer Inc.	5.350%	3/15/15	44,025	49,503
Pfizer Inc.	6.200%	3/15/19	21,020	24,714
Pfizer Inc.	7.200%	3/15/39	18,525	23,928
Pharmacia Corp.	6.500%	12/1/18	550	655
Pharmacia Corp.	6.600%	12/1/28	1,750	2,034
Philip Morris International Inc.	4.875%	5/16/13	8,950	9,682
Philip Morris International Inc.	6.875%	3/17/14	42,450	48,835
Philip Morris International Inc.	5.650%	5/16/18	9,705	11,023
Philip Morris International Inc.	6.375%	5/16/38	8,155	9,484
3 Procter & Gamble - Esop	9.360%	1/1/21	9,453	11,975
Procter & Gamble Co.	4.950%	8/15/14	1,700	1,885
Procter & Gamble Co.	3.500%	2/15/15	7,550	7,941
Procter & Gamble Co.	1.800%	11/15/15	5,000	4,902
Procter & Gamble Co.	4.850%	12/15/15	1,250	1,393
Procter & Gamble Co.	4.700%	2/15/19	3,550	3,852
Procter & Gamble Co.	6.450%	1/15/26	3,875	4,588
Procter & Gamble Co.	5.800%	8/15/34	225	250
Procter & Gamble Co.	5.550%	3/5/37	10,021	10,934
Quest Diagnostics Inc.	5.450%	11/1/15	6,375	6,885
Quest Diagnostics Inc.	6.400%	7/1/17	140	154
Quest Diagnostics Inc.	4.750%	1/30/20	250	248
Quest Diagnostics Inc.	6.950%	7/1/37	3,295	3,526
Ralcorp Holdings Inc.	4.950%	8/15/20	6,000	5,946
Ralcorp Holdings Inc.	6.625%	8/15/39	1,390	1,441
Reynolds American Inc.	7.250%	6/1/12	4,005	4,285
Reynolds American Inc.	7.250%	6/1/13	6,575	7,290
Reynolds American Inc.	7.625%	6/1/16	6,250	7,250
Reynolds American Inc.	6.750%	6/15/17	5,836	6,478
Reynolds American Inc.	7.250%	6/15/37	4,015	4,075
Safeway Inc.	5.800%	8/15/12	2,700	2,899
Safeway Inc.	6.250%	3/15/14	6,200	6,859
Safeway Inc.	5.625%	8/15/14	1,855	2,035
Safeway Inc.	6.350%	8/15/17	700	782

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Safeway Inc.	5.000%	8/15/19	1,450	1,491
Safeway Inc.	3.950%	8/15/20	4,650	4,404
Safeway Inc.	7.250%	2/1/31	9,822	10,928
Sara Lee Corp.	2.750%	9/15/15	775	769
Sara Lee Corp.	4.100%	9/15/20	350	335
Sara Lee Corp.	6.125%	11/1/32	150	148
St. Jude Medical Inc.	2.200%	9/15/13	4,900	4,977
St. Jude Medical Inc.	3.750%	7/15/14	10,275	10,839
St. Jude Medical Inc.	2.500%	1/15/16	550	545
St. Jude Medical Inc.	4.875%	7/15/19	1,525	1,616
Stryker Corp.	3.000%	1/15/15	2,100	2,150
Stryker Corp.	4.375%	1/15/20	1,825	1,878
Sysco Corp.	4.200%	2/12/13	1,750	1,859
Sysco Corp.	5.250%	2/12/18	3,625	3,976
Sysco Corp.	5.375%	9/21/35	6,375	6,559
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	775	871
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	5,105	5,736
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	5,075	5,154
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	5,325	5,369
Thermo Fisher Scientific Inc.	2.150%	12/28/12	2,325	2,367
Thermo Fisher Scientific Inc.	3.250%	11/20/14	3,700	3,812
Thermo Fisher Scientific Inc.	3.200%	5/1/15	5,825	5,937
Thermo Fisher Scientific Inc.	4.700%	5/1/20	725	755
Unilever Capital Corp.	3.650%	2/15/14	6,275	6,600
Unilever Capital Corp.	4.800%	2/15/19	1,500	1,621
Unilever Capital Corp.	5.900%	11/15/32	1,653	1,838
UST LLC	6.625%	7/15/12	600	644
UST LLC	5.750%	3/1/18	2,700	2,898
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,600	4,900
Watson Pharmaceuticals Inc.	6.125%	8/15/19	5,000	5,530
Whirlpool Corp.	5.500%	3/1/13	12,000	12,712
Wyeth	5.500%	3/15/13	15,725	17,150
Wyeth	5.500%	2/1/14	10,286	11,403
Wyeth	5.500%	2/15/16	2,475	2,800
Wyeth	5.450%	4/1/17	925	1,043
Wyeth	6.450%	2/1/24	1,500	1,764
Wyeth	6.500%	2/1/34	3,450	4,035
Wyeth	6.000%	2/15/36	7,425	8,201
Wyeth	5.950%	4/1/37	20,645	22,701
Zimmer Holdings Inc.	4.625%	11/30/19	1,075	1,100
Zimmer Holdings Inc.	5.750%	11/30/39	2,775	2,836
Energy (1.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	950	1,092
Anadarko Finance Co.	7.500%	5/1/31	1,220	1,342
Anadarko Petroleum Corp.	7.625%	3/15/14	25,675	28,767
Anadarko Petroleum Corp.	5.750%	6/15/14	2,150	2,299
Anadarko Petroleum Corp.	5.950%	9/15/16	5,826	6,238
Anadarko Petroleum Corp.	6.375%	9/15/17	480	522
Anadarko Petroleum Corp.	6.950%	6/15/19	675	751
Anadarko Petroleum Corp.	6.450%	9/15/36	12,720	12,645
Anadarko Petroleum Corp.	7.950%	6/15/39	3,775	4,346
Anadarko Petroleum Corp.	6.200%	3/15/40	1,675	1,632
Apache Corp.	6.250%	4/15/12	1,625	1,738
Apache Corp.	5.250%	4/15/13	1,774	1,933
Apache Corp.	6.000%	9/15/13	6,365	7,155
Apache Corp.	5.625%	1/15/17	400	456
Apache Corp.	6.900%	9/15/18	7,100	8,562
Apache Corp.	3.625%	2/1/21	2,800	2,700
Apache Corp.	6.000%	1/15/37	7,200	7,857
Apache Corp.	5.100%	9/1/40	11,900	11,517
Apache Corp.	5.250%	2/1/42	6,300	6,236
Apache Finance Canada Corp.	7.750%	12/15/29	1,075	1,365

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Baker Hughes Inc.	6.500%	11/15/13	6,400	7,283
Baker Hughes Inc.	7.500%	11/15/18	1,165	1,457
Baker Hughes Inc.	6.875%	1/15/29	700	841
Baker Hughes Inc.	5.125%	9/15/40	13,490	13,145
BJ Services Co.	6.000%	6/1/18	2,825	3,235
BP Capital Markets plc	3.125%	3/10/12	13,025	13,314
BP Capital Markets plc	5.250%	11/7/13	14,975	16,238
BP Capital Markets plc	3.625%	5/8/14	5,625	5,794
BP Capital Markets plc	3.875%	3/10/15	11,485	11,888
BP Capital Markets plc	3.125%	10/1/15	17,375	17,298
BP Capital Markets plc	4.750%	3/10/19	10,625	10,960
Burlington Resources Finance Co.	7.200%	8/15/31	750	886
Burlington Resources Finance Co.	7.400%	12/1/31	4,275	5,158
Cameron International Corp.	6.375%	7/15/18	975	1,075
Cameron International Corp.	7.000%	7/15/38	100	108
Canadian Natural Resources Ltd.	5.450%	10/1/12	4,800	5,148
Canadian Natural Resources Ltd.	5.150%	2/1/13	1,500	1,616
Canadian Natural Resources Ltd.	4.900%	12/1/14	5,400	5,880
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,225	4,857
Canadian Natural Resources Ltd.	5.700%	5/15/17	10,001	11,381
Canadian Natural Resources Ltd.	7.200%	1/15/32	4,800	5,738
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,865	6,493
Canadian Natural Resources Ltd.	6.500%	2/15/37	9,180	10,380
Canadian Natural Resources Ltd.	6.250%	3/15/38	6,680	7,406
Cenovus Energy Inc.	4.500%	9/15/14	6,625	7,108
Cenovus Energy Inc.	5.700%	10/15/19	9,525	10,798
Cenovus Energy Inc.	6.750%	11/15/39	22,325	25,990
Chevron Corp.	3.450%	3/3/12	4,925	5,086
Chevron Corp.	3.950%	3/3/14	14,165	15,120
Chevron Corp.	4.950%	3/3/19	18,350	20,587
ConocoPhillips	4.750%	2/1/14	5,125	5,559
ConocoPhillips	4.600%	1/15/15	10,300	11,216
ConocoPhillips	5.750%	2/1/19	19,475	22,184
ConocoPhillips	6.000%	1/15/20	300	350
ConocoPhillips	5.900%	10/15/32	4,501	4,942
ConocoPhillips	5.900%	5/15/38	1,040	1,138
ConocoPhillips	6.500%	2/1/39	3,385	4,010
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	16,300	18,465
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	2,150	2,308
ConocoPhillips Holding Co.	6.950%	4/15/29	7,840	9,639
Devon Energy Corp.	5.625%	1/15/14	8,800	9,726
Devon Energy Corp.	7.950%	4/15/32	1,125	1,486
Devon Financing Corp. ULC	7.875%	9/30/31	13,306	17,591
Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,250	2,447
Diamond Offshore Drilling Inc.	4.875%	7/1/15	600	648
Diamond Offshore Drilling Inc.	5.875%	5/1/19	2,700	2,983
Diamond Offshore Drilling Inc.	5.700%	10/15/39	4,475	4,427
Encana Corp.	4.750%	10/15/13	75	81
Encana Corp.	5.900%	12/1/17	7,450	8,446
Encana Corp.	7.200%	11/1/31	5,675	6,407
Encana Corp.	6.500%	8/15/34	7,800	8,501
Encana Corp.	6.625%	8/15/37	1,275	1,399
Encana Corp.	6.500%	2/1/38	7,200	7,815
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,900	5,458
EOG Resources Inc.	6.125%	10/1/13	650	729
EOG Resources Inc.	2.950%	6/1/15	5,350	5,377
EOG Resources Inc.	5.875%	9/15/17	3,025	3,457
EOG Resources Inc.	5.625%	6/1/19	850	943
EOG Resources Inc.	4.400%	6/1/20	2,875	2,915
EOG Resources Inc.	4.100%	2/1/21	9,500	9,378
Global Marine Inc.	7.000%	6/1/28	3,150	3,183
Halliburton Co.	6.150%	9/15/19	6,945	7,984
Halliburton Co.	6.700%	9/15/38	10,450	12,228

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Halliburton Co.	7.450%	9/15/39	5,300	6,777
Hess Corp.	8.125%	2/15/19	10,525	13,308
Hess Corp.	7.875%	10/1/29	5,895	7,338
Hess Corp.	7.300%	8/15/31	4,510	5,380
Hess Corp.	7.125%	3/15/33	4,675	5,510
Hess Corp.	6.000%	1/15/40	7,075	7,327
Hess Corp.	5.600%	2/15/41	4,375	4,345
Husky Energy Inc.	6.250%	6/15/12	2,325	2,493
Husky Energy Inc.	5.900%	6/15/14	8,607	9,455
Husky Energy Inc.	6.150%	6/15/19	800	875
Husky Energy Inc.	7.250%	12/15/19	2,435	2,885
Husky Energy Inc.	6.800%	9/15/37	2,175	2,391
Kerr-McGee Corp.	6.950%	7/1/24	10,220	11,072
Kerr-McGee Corp.	7.875%	9/15/31	2,015	2,242
Lasmo USA Inc.	7.300%	11/15/27	355	412
Marathon Global Funding Corp.	6.000%	7/1/12	2,600	2,777
Marathon Oil Corp.	6.125%	3/15/12	3,370	3,569
Marathon Oil Corp.	6.500%	2/15/14	500	563
Marathon Oil Corp.	6.000%	10/1/17	10,475	11,874
Marathon Oil Corp.	5.900%	3/15/18	4,675	5,276
Marathon Oil Corp.	6.600%	10/1/37	610	698
Nabors Industries Inc.	6.150%	2/15/18	9,400	10,053
Nabors Industries Inc.	9.250%	1/15/19	3,025	3,738
5 Nabors Industries Inc.	5.000%	9/15/20	5,975	5,779
Nexen Inc.	5.050%	11/20/13	1,375	1,461
Nexen Inc.	5.650%	5/15/17	2,025	2,148
Nexen Inc.	7.875%	3/15/32	5,975	6,656
Nexen Inc.	5.875%	3/10/35	375	347
Nexen Inc.	6.400%	5/15/37	10,300	9,973
Nexen Inc.	7.500%	7/30/39	7,375	8,025
Noble Energy Inc.	8.250%	3/1/19	3,829	4,774
Noble Energy Inc.	8.000%	4/1/27	525	592
Noble Holding International Ltd.	3.450%	8/1/15	9,050	9,232
Noble Holding International Ltd.	4.900%	8/1/20	3,225	3,340
Noble Holding International Ltd.	6.200%	8/1/40	4,450	4,735
Occidental Petroleum Corp.	6.750%	1/15/12	5,400	5,741
Occidental Petroleum Corp.	7.000%	11/1/13	3,135	3,629
Occidental Petroleum Corp.	2.500%	2/1/16	9,675	9,663
Occidental Petroleum Corp.	4.100%	2/1/21	14,700	14,957
PC Financial Partnership	5.000%	11/15/14	8,100	8,764
Petro-Canada	4.000%	7/15/13	5,600	5,887
Petro-Canada	6.050%	5/15/18	3,575	4,066
Petro-Canada	7.875%	6/15/26	1,500	1,790
Petro-Canada	7.000%	11/15/28	1,175	1,310
Petro-Canada	5.350%	7/15/33	4,825	4,527
Petro-Canada	5.950%	5/15/35	6,850	7,031
Petro-Canada	6.800%	5/15/38	1,875	2,115
Rowan Cos. Inc.	7.875%	8/1/19	7,500	8,711
Shell International Finance BV	1.875%	3/25/13	5,625	5,707
Shell International Finance BV	4.000%	3/21/14	41,375	44,034
Shell International Finance BV	3.100%	6/28/15	18,525	19,013
Shell International Finance BV	3.250%	9/22/15	3,600	3,723
Shell International Finance BV	5.200%	3/22/17	2,950	3,289
Shell International Finance BV	4.300%	9/22/19	25,400	26,530
Shell International Finance BV	4.375%	3/25/20	4,490	4,711
Shell International Finance BV	6.375%	12/15/38	12,294	14,519
Shell International Finance BV	5.500%	3/25/40	3,625	3,875
Smith International Inc.	9.750%	3/15/19	13,980	19,267
Statoil ASA	3.875%	4/15/14	6,750	7,166
Statoil ASA	2.900%	10/15/14	2,250	2,325
Statoil ASA	3.125%	8/17/17	7,000	6,912
Statoil ASA	5.250%	4/15/19	11,825	13,132
Statoil ASA	7.750%	6/15/23	25	31
Statoil ASA	7.250%	9/23/27	2,375	2,961

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 Statoil ASA	6.500%	12/1/28	975	1,128
Statoil ASA	7.150%	1/15/29	2,850	3,478
Statoil ASA	5.100%	8/17/40	4,585	4,587
Suncor Energy Inc.	6.100%	6/1/18	875	1,005
Suncor Energy Inc.	7.150%	2/1/32	1,275	1,433
Suncor Energy Inc.	5.950%	12/1/34	250	252
Suncor Energy Inc.	6.500%	6/15/38	23,780	26,416
Suncor Energy Inc.	6.850%	6/1/39	4,750	5,443
Sunoco Inc.	4.875%	10/15/14	1,325	1,371
Sunoco Inc.	5.750%	1/15/17	1,925	1,987
Talisman Energy Inc.	5.125%	5/15/15	1,125	1,216
Talisman Energy Inc.	7.750%	6/1/19	16,137	19,916
Talisman Energy Inc.	7.250%	10/15/27	850	976
Talisman Energy Inc.	5.850%	2/1/37	6,500	6,546
Tosco Corp.	8.125%	2/15/30	15,350	19,869
Total Capital SA	3.000%	6/24/15	19,075	19,455
Total Capital SA	3.125%	10/2/15	775	794
Total Capital SA	2.300%	3/15/16	200	195
Total Capital SA	4.450%	6/24/20	6,125	6,346
Total Capital SA	4.250%	12/15/21	275	278
Transocean Inc.	5.250%	3/15/13	3,375	3,553
Transocean Inc.	4.950%	11/15/15	11,300	11,656
Transocean Inc.	6.000%	3/15/18	4,075	4,271
Transocean Inc.	6.500%	11/15/20	5,710	6,056
Transocean Inc.	7.500%	4/15/31	2,325	2,451
Transocean Inc.	6.800%	3/15/38	5,985	6,084
Valero Energy Corp.	6.875%	4/15/12	14,200	15,120
Valero Energy Corp.	4.750%	6/15/13	240	254
Valero Energy Corp.	4.500%	2/1/15	2,625	2,741
Valero Energy Corp.	9.375%	3/15/19	7,566	9,372
Valero Energy Corp.	6.125%	2/1/20	3,675	3,908
Valero Energy Corp.	7.500%	4/15/32	6,215	6,702
Valero Energy Corp.	6.625%	6/15/37	9,465	9,617
Valero Energy Corp.	10.500%	3/15/39	6,650	8,880
Weatherford International Inc.	5.950%	6/15/12	325	344
Weatherford International Inc.	6.350%	6/15/17	5,750	6,377
Weatherford International Inc.	6.800%	6/15/37	275	290
Weatherford International Ltd.	5.500%	2/15/16	1,040	1,103
Weatherford International Ltd.	6.500%	8/1/36	7,925	8,047
Weatherford International Ltd. Bermuda	5.150%	3/15/13	736	778
Weatherford International Ltd. Bermuda	6.000%	3/15/18	1,725	1,856
Weatherford International Ltd. Bermuda	9.625%	3/1/19	23,375	30,108
Weatherford International Ltd. Bermuda	7.000%	3/15/38	1,750	1,890
Williams Cos. Inc.	7.875%	9/1/21	1,121	1,325
Williams Cos. Inc.	7.500%	1/15/31	6,942	7,800
Williams Cos. Inc.	7.750%	6/15/31	1,754	2,001
Williams Cos. Inc.	8.750%	3/15/32	712	874
XTO Energy Inc.	5.750%	12/15/13	4,650	5,247
XTO Energy Inc.	6.250%	8/1/17	9,075	10,651
XTO Energy Inc.	6.750%	8/1/37	5,359	6,687
Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	2,500	2,844
Massachusetts Development Finance Agency Revenue
(Harvard University)	4.875%	10/15/40	7,600	7,232
Technology (0.8%)
Adobe Systems Inc.	3.250%	2/1/15	4,525	4,607
Adobe Systems Inc.	4.750%	2/1/20	6,625	6,788
Agilent Technologies Inc.	4.450%	9/14/12	575	601
Agilent Technologies Inc.	5.500%	9/14/15	3,125	3,378
Agilent Technologies Inc.	6.500%	11/1/17	14,750	16,340
Amphenol Corp.	4.750%	11/15/14	4,125	4,395
Analog Devices Inc.	5.000%	7/1/14	3,425	3,673

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Arrow Electronics Inc.	6.875%	7/1/13	200	219
Arrow Electronics Inc.	3.375%	11/1/15	2,600	2,515
Arrow Electronics Inc.	5.125%	3/1/21	1,185	1,125
Avnet Inc.	6.625%	9/15/16	235	259
BMC Software Inc.	7.250%	6/1/18	2,300	2,657
5 Broadcom Corp.	1.500%	11/1/13	2,000	1,984
CA Inc.	5.375%	12/1/19	3,500	3,617
Cisco Systems Inc.	2.900%	11/17/14	1,975	2,050
Cisco Systems Inc.	5.500%	2/22/16	3,615	4,129
Cisco Systems Inc.	4.950%	2/15/19	26,575	29,005
Cisco Systems Inc.	4.450%	1/15/20	24,935	26,188
Cisco Systems Inc.	5.900%	2/15/39	24,615	27,159
Cisco Systems Inc.	5.500%	1/15/40	9,475	9,889
Computer Sciences Corp.	5.500%	3/15/13	1,650	1,757
Computer Sciences Corp.	6.500%	3/15/18	2,200	2,396
Corning Inc.	6.625%	5/15/19	700	806
Corning Inc.	7.250%	8/15/36	300	339
Corning Inc.	5.750%	8/15/40	1,025	1,025
Dell Inc.	3.375%	6/15/12	800	828
Dell Inc.	4.700%	4/15/13	5,875	6,301
Dell Inc.	1.400%	9/10/13	6,200	6,184
Dell Inc.	2.300%	9/10/15	7,700	7,500
Dell Inc.	5.650%	4/15/18	3,225	3,512
Dell Inc.	5.875%	6/15/19	3,850	4,222
Dell Inc.	6.500%	4/15/38	3,200	3,384
Dun & Bradstreet Corp.	6.000%	4/1/13	4,725	5,131
Equifax Inc.	4.450%	12/1/14	2,175	2,288
Equifax Inc.	6.300%	7/1/17	1,075	1,171
Equifax Inc.	7.000%	7/1/37	1,600	1,733
Fiserv Inc.	6.125%	11/20/12	9,264	10,034
Fiserv Inc.	3.125%	10/1/15	1,100	1,090
Fiserv Inc.	6.800%	11/20/17	5,950	6,626
Fiserv Inc.	4.625%	10/1/20	800	778
Harris Corp.	5.000%	10/1/15	3,675	3,885
Harris Corp.	5.950%	12/1/17	225	249
Harris Corp.	4.400%	12/15/20	1,725	1,727
Harris Corp.	6.150%	12/15/40	3,750	3,829
Hewlett-Packard Co.	4.250%	2/24/12	10,241	10,651
Hewlett-Packard Co.	6.500%	7/1/12	1,410	1,528
Hewlett-Packard Co.	4.500%	3/1/13	12,675	13,535
Hewlett-Packard Co.	1.250%	9/13/13	12,150	12,103
Hewlett-Packard Co.	6.125%	3/1/14	17,700	20,027
Hewlett-Packard Co.	4.750%	6/2/14	11,400	12,410
Hewlett-Packard Co.	2.125%	9/13/15	9,150	9,029
Hewlett-Packard Co.	5.400%	3/1/17	2,035	2,272
Hewlett-Packard Co.	5.500%	3/1/18	6,575	7,406
Hewlett-Packard Co.	3.750%	12/1/20	2,575	2,519
HP Enterprise Services LLC	6.000%	8/1/13	5,225	5,823
IBM International Group Capital LLC	5.050%	10/22/12	20,275	21,800
International Business Machines Corp.	2.100%	5/6/13	1,000	1,022
International Business Machines Corp.	7.500%	6/15/13	3,150	3,610
International Business Machines Corp.	1.000%	8/5/13	18,000	17,887
International Business Machines Corp.	6.500%	10/15/13	200	228
International Business Machines Corp.	2.000%	1/5/16	2,000	1,953
International Business Machines Corp.	5.700%	9/14/17	32,851	37,788
International Business Machines Corp.	7.625%	10/15/18	6,475	8,250
International Business Machines Corp.	7.000%	10/30/25	965	1,192
International Business Machines Corp.	6.220%	8/1/27	5,350	6,180
International Business Machines Corp.	6.500%	1/15/28	600	705
International Business Machines Corp.	5.875%	11/29/32	875	984
International Business Machines Corp.	5.600%	11/30/39	16,429	17,883
Intuit Inc.	5.400%	3/15/12	2,150	2,251
Intuit Inc.	5.750%	3/15/17	1,900	2,072
KLA-Tencor Corp.	6.900%	5/1/18	3,000	3,300

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lexmark International Inc.	5.900%	6/1/13	2,825	3,010
Lexmark International Inc.	6.650%	6/1/18	4,650	5,004
Maxim Integrated Products Inc.	3.450%	6/14/13	1,800	1,836
Microsoft Corp.	0.875%	9/27/13	7,800	7,753
Microsoft Corp.	2.950%	6/1/14	7,800	8,130
Microsoft Corp.	1.625%	9/25/15	7,550	7,364
Microsoft Corp.	4.200%	6/1/19	6,625	6,941
Microsoft Corp.	3.000%	10/1/20	12,620	11,935
Microsoft Corp.	5.200%	6/1/39	2,075	2,155
Microsoft Corp.	4.500%	10/1/40	5,950	5,565
Motorola Inc.	5.375%	11/15/12	4,975	5,254
Motorola Inc.	6.000%	11/15/17	15,350	16,288
Motorola Inc.	7.500%	5/15/25	850	921
Motorola Inc.	6.500%	9/1/25	3,401	3,502
Motorola Inc.	6.500%	11/15/28	48	47
Motorola Inc.	6.625%	11/15/37	352	349
Nokia Oyj	5.375%	5/15/19	4,475	4,717
Nokia Oyj	6.625%	5/15/39	7,625	8,048
Oracle Corp.	4.950%	4/15/13	6,725	7,298
Oracle Corp.	3.750%	7/8/14	1,600	1,693
Oracle Corp.	5.250%	1/15/16	20,096	22,514
Oracle Corp.	5.750%	4/15/18	13,915	15,826
Oracle Corp.	5.000%	7/8/19	14,725	15,957
Oracle Corp.	3.875%	7/15/20	3,100	3,085
Oracle Corp.	6.500%	4/15/38	4,725	5,502
Oracle Corp.	6.125%	7/8/39	11,900	13,286
Oracle Corp.	5.375%	7/15/40	23,125	23,395
Pitney Bowes Inc.	4.625%	10/1/12	3,200	3,358
Pitney Bowes Inc.	3.875%	6/15/13	4,225	4,377
Pitney Bowes Inc.	4.875%	8/15/14	250	263
Pitney Bowes Inc.	4.750%	1/15/16	12,000	12,364
Pitney Bowes Inc.	5.750%	9/15/17	3,500	3,697
Pitney Bowes Inc.	4.750%	5/15/18	275	271
Pitney Bowes Inc.	5.250%	1/15/37	450	461
SAIC Inc.	4.450%	12/1/20	1,850	1,849
SAIC Inc.	5.950%	12/1/40	2,550	2,587
Science Applications International Corp.	6.250%	7/1/12	1,000	1,076
Science Applications International Corp.	5.500%	7/1/33	2,470	2,364
Symantec Corp.	2.750%	9/15/15	600	585
Symantec Corp.	4.200%	9/15/20	7,200	6,637
Tyco Electronics Group SA	6.000%	10/1/12	850	913
Xerox Corp.	5.500%	5/15/12	3,095	3,271
Xerox Corp.	8.250%	5/15/14	6,525	7,624
Xerox Corp.	4.250%	2/15/15	4,475	4,676
Xerox Corp.	6.400%	3/15/16	4,270	4,869
Xerox Corp.	6.750%	2/1/17	3,050	3,494
Xerox Corp.	6.350%	5/15/18	11,850	13,338
Xerox Corp.	5.625%	12/15/19	1,375	1,479
Xerox Corp.	6.750%	12/15/39	1,075	1,223
Transportation (0.4%)
American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	1,751	2,083
Burlington Northern Santa Fe LLC	5.900%	7/1/12	2,625	2,810
Burlington Northern Santa Fe LLC	7.000%	2/1/14	750	861
Burlington Northern Santa Fe LLC	5.650%	5/1/17	4,750	5,274
Burlington Northern Santa Fe LLC	5.750%	3/15/18	3,250	3,655
Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,800	3,636
Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,250	6,170
Burlington Northern Santa Fe LLC	7.950%	8/15/30	80	102
Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,450	3,717
Burlington Northern Santa Fe LLC	6.150%	5/1/37	91	98
Burlington Northern Santa Fe LLC	5.750%	5/1/40	375	389
Burlington Northern Santa Fe LLC	5.050%	3/1/41	7,625	7,073
Canadian National Railway Co.	4.400%	3/15/13	2,575	2,746

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Canadian National Railway Co.	4.950%	1/15/14	1,875	2,036
Canadian National Railway Co.	5.800%	6/1/16	750	855
Canadian National Railway Co.	5.850%	11/15/17	1,150	1,314
Canadian National Railway Co.	5.550%	3/1/19	625	705
Canadian National Railway Co.	6.900%	7/15/28	600	717
Canadian National Railway Co.	6.250%	8/1/34	1,625	1,856
Canadian National Railway Co.	6.200%	6/1/36	2,675	3,010
Canadian National Railway Co.	6.375%	11/15/37	900	1,030
Canadian Pacific Railway Co.	4.450%	3/15/23	4,100	3,955
Canadian Pacific Railway Co.	7.125%	10/15/31	525	585
Canadian Pacific Railway Co.	5.950%	5/15/37	1,075	1,112
Con-way Inc.	6.700%	5/1/34	3,425	3,144
3 Continental Airlines 1997-4 Class A Pass Through Trust	6.900%	1/2/18	3,335	3,543
3 Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	9/15/17	6,356	6,626
3 Continental Airlines 1999-1 Class A Pass Through Trust	6.545%	2/2/19	267	283
3 Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	4/19/22	1,307	1,376
3 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	1,750	1,960
CSX Corp.	6.300%	3/15/12	1,550	1,645
CSX Corp.	6.250%	4/1/15	5,125	5,810
CSX Corp.	5.600%	5/1/17	1,500	1,635
CSX Corp.	7.900%	5/1/17	2,513	3,044
CSX Corp.	6.250%	3/15/18	13,350	15,267
CSX Corp.	7.375%	2/1/19	16,700	20,123
CSX Corp.	6.000%	10/1/36	5,931	6,172
CSX Corp.	6.150%	5/1/37	2,325	2,468
CSX Corp.	6.220%	4/30/40	5,887	6,323
3 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	8/10/22	9,000	9,630
3 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	11,129	12,381
3 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	3,850	3,860
JB Hunt Transport Services Inc.	3.375%	9/15/15	10,100	9,948
Norfolk Southern Corp.	5.257%	9/17/14	45	49
Norfolk Southern Corp.	5.750%	1/15/16	1,700	1,910
Norfolk Southern Corp.	7.700%	5/15/17	5,125	6,269
Norfolk Southern Corp.	5.750%	4/1/18	2,575	2,892
Norfolk Southern Corp.	5.900%	6/15/19	6,325	7,161
Norfolk Southern Corp.	5.590%	5/17/25	534	558
Norfolk Southern Corp.	7.800%	5/15/27	5,500	7,101
Norfolk Southern Corp.	5.640%	5/17/29	2,305	2,439
Norfolk Southern Corp.	7.250%	2/15/31	1,882	2,250
Norfolk Southern Corp.	7.050%	5/1/37	10,985	13,170
Norfolk Southern Corp.	7.900%	5/15/97	1,800	2,187
Norfolk Southern Railway Co.	9.750%	6/15/20	1,554	2,141
Ryder System Inc.	5.850%	3/1/14	1,725	1,847
Ryder System Inc.	7.200%	9/1/15	3,650	4,179
Ryder System Inc.	3.600%	3/1/16	3,650	3,628
Ryder System Inc.	5.850%	11/1/16	7,425	8,162
Southwest Airlines Co.	6.500%	3/1/12	6,725	7,051
Southwest Airlines Co.	5.250%	10/1/14	175	183
Southwest Airlines Co.	5.750%	12/15/16	3,800	4,010
Southwest Airlines Co.	5.125%	3/1/17	700	705
3 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	1,793	1,986
3 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	171	198
Union Pacific Corp.	6.125%	1/15/12	250	263
Union Pacific Corp.	6.500%	4/15/12	992	1,060
Union Pacific Corp.	5.450%	1/31/13	4,375	4,716
Union Pacific Corp.	5.375%	5/1/14	325	355
Union Pacific Corp.	7.000%	2/1/16	350	413
Union Pacific Corp.	5.650%	5/1/17	4,050	4,461
Union Pacific Corp.	5.750%	11/15/17	6,825	7,671
Union Pacific Corp.	5.700%	8/15/18	22,185	24,734
Union Pacific Corp.	6.625%	2/1/29	1,900	2,144
Union Pacific Corp.	5.780%	7/15/40	625	628
3 Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	1,321	1,515
United Parcel Service Inc.	4.500%	1/15/13	370	397

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Parcel Service Inc.	3.875%	4/1/14	10,175	10,853
United Parcel Service Inc.	5.500%	1/15/18	2,360	2,661
United Parcel Service Inc.	5.125%	4/1/19	5,850	6,508
United Parcel Service Inc.	3.125%	1/15/21	4,660	4,330
United Parcel Service Inc.	6.200%	1/15/38	4,075	4,731
				9,387,488
Utilities (2.3%)
Electric (1.7%)
AEP Texas Central Co.	6.650%	2/15/33	2,300	2,474
Alabama Power Co.	4.850%	12/15/12	1,875	2,013
Alabama Power Co.	5.500%	10/15/17	3,500	3,877
Alabama Power Co.	6.000%	3/1/39	4,350	4,843
Ameren Corp.	8.875%	5/15/14	1,000	1,125
Ameren Energy Generating Co.	7.000%	4/15/18	9,345	9,272
Ameren Energy Generating Co.	7.950%	6/1/32	2,230	2,157
Ameren Illinois Co.	6.125%	11/15/17	1,300	1,442
Ameren Illinois Co.	6.250%	4/1/18	4,425	4,865
American Water Capital Corp.	6.085%	10/15/17	10,200	11,433
American Water Capital Corp.	6.593%	10/15/37	5,300	5,652
Appalachian Power Co.	5.650%	8/15/12	3,040	3,249
Appalachian Power Co.	3.400%	5/24/15	5,250	5,384
Appalachian Power Co.	7.950%	1/15/20	350	442
Appalachian Power Co.	5.800%	10/1/35	950	950
Appalachian Power Co.	6.375%	4/1/36	2,050	2,175
Appalachian Power Co.	7.000%	4/1/38	1,175	1,348
Arizona Public Service Co.	5.800%	6/30/14	625	689
Arizona Public Service Co.	4.650%	5/15/15	2,925	3,069
Arizona Public Service Co.	5.500%	9/1/35	600	563
Atlantic City Electric Co.	7.750%	11/15/18	5,225	6,343
Baltimore Gas & Electric Co.	5.900%	10/1/16	3,525	3,937
Baltimore Gas & Electric Co.	6.350%	10/1/36	625	671
Carolina Power & Light Co.	6.500%	7/15/12	1,575	1,704
Carolina Power & Light Co.	5.125%	9/15/13	5,350	5,871
Carolina Power & Light Co.	5.300%	1/15/19	22,800	25,334
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	13,610	14,817
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	400	444
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	225	257
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	300	341
CenterPoint Energy Inc.	6.500%	5/1/18	70	78
Cleco Power LLC	6.000%	12/1/40	4,075	3,982
Cleveland Electric Illuminating Co.	5.650%	12/15/13	175	192
Cleveland Electric Illuminating Co.	7.880%	11/1/17	2,677	3,226
Cleveland Electric Illuminating Co.	5.500%	8/15/24	900	927
Columbus Southern Power Co.	5.850%	10/1/35	5,450	5,538
Commonwealth Edison Co.	6.150%	3/15/12	1,750	1,863
Commonwealth Edison Co.	5.950%	8/15/16	11,630	13,340
Commonwealth Edison Co.	6.150%	9/15/17	13,650	15,575
Commonwealth Edison Co.	5.800%	3/15/18	2,975	3,335
Commonwealth Edison Co.	4.000%	8/1/20	2,175	2,140
Commonwealth Edison Co.	5.875%	2/1/33	490	507
Commonwealth Edison Co.	5.900%	3/15/36	2,375	2,478
Commonwealth Edison Co.	6.450%	1/15/38	3,025	3,378
Connecticut Light & Power Co.	6.350%	6/1/36	5,100	5,807
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	2,940	3,150
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	1,400	1,586
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,675	6,433
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	350	406
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,975	7,143
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	3,975	4,144
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,100	6,045
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,925	2,053
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,000	3,345
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	5,250	5,940

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	3,075	3,680
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,250	5,605
Consolidated Natural Gas Co.	5.000%	12/1/14	4,725	5,159
Constellation Energy Group Inc.	4.550%	6/15/15	8,631	8,995
Constellation Energy Group Inc.	7.600%	4/1/32	2,015	2,299
Consumers Energy Co.	5.000%	2/15/12	2,125	2,219
Consumers Energy Co.	5.375%	4/15/13	4,100	4,444
Consumers Energy Co.	5.500%	8/15/16	1,800	2,033
Consumers Energy Co.	6.125%	3/15/19	550	634
Consumers Energy Co.	6.700%	9/15/19	5,000	5,967
Consumers Energy Co.	5.650%	4/15/20	800	889
Detroit Edison Co.	3.450%	10/1/20	1,700	1,633
Detroit Edison Co.	5.700%	10/1/37	950	1,004
Dominion Resources Inc.	5.700%	9/17/12	840	906
Dominion Resources Inc.	5.150%	7/15/15	15,258	16,947
Dominion Resources Inc.	6.000%	11/30/17	4,625	5,241
Dominion Resources Inc.	8.875%	1/15/19	430	561
Dominion Resources Inc.	6.300%	3/15/33	1,400	1,526
Dominion Resources Inc.	5.250%	8/1/33	2,575	2,832
Dominion Resources Inc.	5.950%	6/15/35	8,775	9,343
Dominion Resources Inc.	7.000%	6/15/38	425	514
3 Dominion Resources Inc.	7.500%	6/30/66	3,375	3,517
3 Dominion Resources Inc.	6.300%	9/30/66	1,775	1,739
Dominion Resources Inc.	6.250%	6/30/12	2,275	2,452
Dominion Resources Inc.	6.400%	6/15/18	290	338
DTE Energy Co.	6.375%	4/15/33	175	183
Duke Energy Carolinas LLC	6.250%	1/15/12	3,157	3,335
Duke Energy Carolinas LLC	5.750%	11/15/13	400	449
Duke Energy Carolinas LLC	4.300%	6/15/20	5,700	5,907
Duke Energy Carolinas LLC	6.000%	12/1/28	2,750	3,005
Duke Energy Carolinas LLC	6.450%	10/15/32	1,575	1,769
Duke Energy Carolinas LLC	6.100%	6/1/37	7,725	8,590
Duke Energy Carolinas LLC	6.000%	1/15/38	175	193
Duke Energy Carolinas LLC	6.050%	4/15/38	4,275	4,757
Duke Energy Carolinas LLC	5.300%	2/15/40	3,275	3,330
Duke Energy Corp.	6.300%	2/1/14	4,420	4,938
Duke Energy Corp.	3.950%	9/15/14	5,225	5,490
Duke Energy Corp.	3.350%	4/1/15	4,675	4,814
Duke Energy Corp.	5.050%	9/15/19	10,000	10,607
Duke Energy Indiana Inc.	5.000%	9/15/13	425	462
Duke Energy Indiana Inc.	6.050%	6/15/16	325	371
Duke Energy Indiana Inc.	6.120%	10/15/35	1,075	1,126
Duke Energy Indiana Inc.	6.350%	8/15/38	8,100	9,317
Duke Energy Indiana Inc.	6.450%	4/1/39	900	1,042
Duke Energy Ohio Inc.	5.700%	9/15/12	3,975	4,288
Duke Energy Ohio Inc.	2.100%	6/15/13	3,800	3,877
Duke Energy Ohio Inc.	5.450%	4/1/19	8	9
El Paso Electric Co.	6.000%	5/15/35	1,725	1,715
Empresa Nacional de Electricidad SA/Chile	8.350%	8/1/13	2,275	2,549
Enersis SA	7.375%	1/15/14	2,500	2,765
Entergy Arkansas Inc.	3.750%	2/15/21	2,500	2,401
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	8,675	9,514
Entergy Louisiana LLC	6.500%	9/1/18	1,350	1,551
Entergy Louisiana LLC	5.400%	11/1/24	125	132
Exelon Corp.	4.900%	6/15/15	7,000	7,479
Exelon Corp.	5.625%	6/15/35	1,100	1,051
Exelon Generation Co. LLC	5.350%	1/15/14	3,148	3,420
Exelon Generation Co. LLC	5.200%	10/1/19	4,675	4,889
Exelon Generation Co. LLC	4.000%	10/1/20	13,150	12,350
Exelon Generation Co. LLC	6.250%	10/1/39	6,050	6,158
Exelon Generation Co. LLC	5.750%	10/1/41	5,200	4,937
FirstEnergy Corp.	7.375%	11/15/31	5,605	5,918
FirstEnergy Solutions Corp.	4.800%	2/15/15	6,825	7,168
FirstEnergy Solutions Corp.	6.050%	8/15/21	75	77

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
FirstEnergy Solutions Corp.	6.800%	8/15/39	1,900	1,849
Florida Power & Light Co.	4.850%	2/1/13	2,375	2,542
Florida Power & Light Co.	5.550%	11/1/17	1,850	2,092
Florida Power & Light Co.	5.950%	10/1/33	225	249
Florida Power & Light Co.	5.625%	4/1/34	3,825	4,077
Florida Power & Light Co.	4.950%	6/1/35	550	534
Florida Power & Light Co.	5.400%	9/1/35	5,650	5,841
Florida Power & Light Co.	6.200%	6/1/36	3,650	4,186
Florida Power & Light Co.	5.650%	2/1/37	3,975	4,254
Florida Power & Light Co.	5.850%	5/1/37	1,675	1,841
Florida Power & Light Co.	5.950%	2/1/38	9,850	10,968
Florida Power & Light Co.	5.960%	4/1/39	1,175	1,313
Florida Power Corp.	4.800%	3/1/13	9,875	10,603
Florida Power Corp.	5.650%	6/15/18	3,100	3,501
Florida Power Corp.	6.350%	9/15/37	10,125	11,639
Florida Power Corp.	6.400%	6/15/38	6,600	7,647
Florida Power Corp.	5.650%	4/1/40	1,000	1,048
Georgia Power Co.	6.000%	11/1/13	3,000	3,344
Georgia Power Co.	5.700%	6/1/17	19,009	21,566
Georgia Power Co.	5.650%	3/1/37	325	339
Georgia Power Co.	5.950%	2/1/39	4,025	4,376
Georgia Power Co.	5.400%	6/1/40	4,000	4,085
Great Plains Energy Inc.	2.750%	8/15/13	3,000	3,029
Iberdrola International BV	6.750%	6/15/12	4,900	5,238
Iberdrola International BV	6.750%	7/15/36	3,650	3,723
Indiana Michigan Power Co.	7.000%	3/15/19	625	739
Indiana Michigan Power Co.	6.050%	3/15/37	8,175	8,565
3 Integrys Energy Group Inc.	6.110%	12/1/66	4,990	4,851
Interstate Power & Light Co.	6.250%	7/15/39	2,600	2,921
Jersey Central Power & Light Co.	5.625%	5/1/16	3,025	3,331
Jersey Central Power & Light Co.	5.650%	6/1/17	1,925	2,099
Kansas City Power & Light Co.	6.050%	11/15/35	1,725	1,755
3 Kansas Gas & Electric	5.647%	3/29/21	161	175
KCP&L Greater Missouri Operations Co.	11.875%	7/1/12	425	482
5 Kentucky Utilities Co.	1.625%	11/1/15	750	721
5 Kentucky Utilities Co.	3.250%	11/1/20	3,550	3,355
5 Kentucky Utilities Co.	5.125%	11/1/40	2,410	2,355
5 LG&E and KU Energy LLC	2.125%	11/15/15	2,800	2,687
5 LG&E and KU Energy LLC	3.750%	11/15/20	3,655	3,417
5 Louisville Gas & Electric Co.	5.125%	11/15/40	2,075	2,028
Metropolitan Edison Co.	7.700%	1/15/19	5,236	6,223
MidAmerican Energy Co.	5.650%	7/15/12	2,625	2,805
MidAmerican Energy Co.	5.125%	1/15/13	6,175	6,640
MidAmerican Energy Co.	5.950%	7/15/17	1,825	2,097
MidAmerican Energy Co.	5.300%	3/15/18	450	501
MidAmerican Energy Co.	6.750%	12/30/31	4,650	5,487
MidAmerican Energy Co.	5.750%	11/1/35	1,400	1,477
Midamerican Energy Holdings Co.	5.875%	10/1/12	5,845	6,313
Midamerican Energy Holdings Co.	5.000%	2/15/14	1,175	1,267
Midamerican Energy Holdings Co.	5.750%	4/1/18	9,050	10,201
Midamerican Energy Holdings Co.	8.480%	9/15/28	600	782
Midamerican Energy Holdings Co.	6.125%	4/1/36	26,372	28,618
Midamerican Energy Holdings Co.	5.950%	5/15/37	7,950	8,425
Midamerican Energy Holdings Co.	6.500%	9/15/37	2,390	2,709
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	15,216	16,347
National Rural Utilities Cooperative Finance Corp.	2.625%	9/16/12	2,725	2,801
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	5,775	6,334
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	2,265	2,449
National Rural Utilities Cooperative Finance Corp.	3.875%	9/16/15	6,750	7,114
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	4,600	5,090
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	11,585	12,845
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	21,280	29,295
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	4,175	5,318
Nevada Power Co.	7.125%	3/15/19	14,525	17,181

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nevada Power Co.	6.750%	7/1/37	1,175	1,341
NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	2,600	2,818
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	3,825	3,919
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	2,000	1,970
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	825	995
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	20,650	22,986
3 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,175	2,151
3 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	2,750	2,767
5 Niagara Mohawk Power Corp.	4.881%	8/15/19	575	604
Nisource Finance Corp.	6.150%	3/1/13	425	462
Nisource Finance Corp.	5.400%	7/15/14	5,108	5,529
Nisource Finance Corp.	5.250%	9/15/17	925	970
Nisource Finance Corp.	6.400%	3/15/18	13,625	15,167
Nisource Finance Corp.	6.800%	1/15/19	150	170
Nisource Finance Corp.	5.450%	9/15/20	1,600	1,654
Nisource Finance Corp.	6.125%	3/1/22	1,500	1,622
Nisource Finance Corp.	6.250%	12/15/40	2,225	2,265
Northern States Power Co.	1.950%	8/15/15	2,225	2,193
Northern States Power Co.	5.250%	3/1/18	1,875	2,076
Northern States Power Co.	5.250%	7/15/35	325	332
Northern States Power Co.	6.250%	6/1/36	1,600	1,861
Northern States Power Co.	6.200%	7/1/37	5,425	6,290
Northern States Power Co.	5.350%	11/1/39	3,700	3,795
Northern States Power Co.	4.850%	8/15/40	525	505
NSTAR	4.500%	11/15/19	1,575	1,641
NSTAR Electric Co.	4.875%	4/15/14	2,600	2,829
NSTAR Electric Co.	5.625%	11/15/17	5,350	6,007
NSTAR Electric Co.	5.500%	3/15/40	2,950	3,039
Oglethorpe Power Corp.	5.950%	11/1/39	1,700	1,758
Oglethorpe Power Corp.	5.375%	11/1/40	4,800	4,626
Ohio Edison Co.	6.400%	7/15/16	3,800	4,305
Ohio Power Co.	5.750%	9/1/13	6,725	7,374
Ohio Power Co.	6.000%	6/1/16	3,275	3,703
Oklahoma Gas & Electric Co.	5.850%	6/1/40	3,200	3,297
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,225	4,672
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	7,340	8,370
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,325	3,903
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	4,671	5,517
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,125	2,453
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,680	4,419
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,805	2,206
5 Oncor Electric Delivery Co. LLC	5.250%	9/30/40	325	306
Pacific Gas & Electric Co.	4.800%	3/1/14	16,975	18,304
Pacific Gas & Electric Co.	5.625%	11/30/17	3,425	3,862
Pacific Gas & Electric Co.	8.250%	10/15/18	605	789
Pacific Gas & Electric Co.	3.500%	10/1/20	14,650	13,963
Pacific Gas & Electric Co.	6.050%	3/1/34	14,262	15,505
Pacific Gas & Electric Co.	5.800%	3/1/37	16,875	17,995
Pacific Gas & Electric Co.	6.250%	3/1/39	3,775	4,250
Pacific Gas & Electric Co.	5.400%	1/15/40	250	252
PacifiCorp	7.700%	11/15/31	1,299	1,655
PacifiCorp	5.250%	6/15/35	100	100
PacifiCorp	5.750%	4/1/37	150	160
PacifiCorp	6.250%	10/15/37	6,625	7,502
PacifiCorp	6.000%	1/15/39	875	971
Peco Energy Co.	5.350%	3/1/18	675	747
Pennsylvania Electric Co.	6.050%	9/1/17	2,250	2,435
Pennsylvania Electric Co.	5.200%	4/1/20	10,400	10,763
Pennsylvania Electric Co.	6.150%	10/1/38	10,400	10,322
Pepco Holdings Inc.	2.700%	10/1/15	150	147
Potomac Electric Power Co.	6.500%	11/15/37	7,882	9,145
PPL Electric Utilities Corp.	6.250%	5/15/39	4,600	5,167
PPL Energy Supply LLC	6.300%	7/15/13	2,950	3,253
PPL Energy Supply LLC	5.400%	8/15/14	800	862

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PPL Energy Supply LLC	6.200%	5/15/16	1,545	1,709
PPL Energy Supply LLC	6.500%	5/1/18	8,025	8,943
Progress Energy Inc.	6.850%	4/15/12	1,675	1,797
Progress Energy Inc.	6.050%	3/15/14	875	970
Progress Energy Inc.	5.625%	1/15/16	1,275	1,428
Progress Energy Inc.	7.050%	3/15/19	1,400	1,667
Progress Energy Inc.	4.875%	12/1/19	8,100	8,572
Progress Energy Inc.	7.750%	3/1/31	1,625	2,029
Progress Energy Inc.	7.000%	10/30/31	4,400	5,141
Progress Energy Inc.	6.000%	12/1/39	6,700	7,115
PSEG Power LLC	6.950%	6/1/12	15,800	17,059
PSEG Power LLC	2.500%	4/15/13	1,775	1,815
PSEG Power LLC	5.000%	4/1/14	3,150	3,385
PSEG Power LLC	5.500%	12/1/15	14,230	15,626
PSEG Power LLC	5.125%	4/15/20	1,001	1,045
PSEG Power LLC	8.625%	4/15/31	350	452
Public Service Co. of Colorado	7.875%	10/1/12	8,525	9,502
Public Service Co. of Colorado	5.500%	4/1/14	165	183
Public Service Co. of Colorado	5.800%	8/1/18	1,475	1,693
Public Service Co. of Colorado	5.125%	6/1/19	8,825	9,687
Public Service Co. of Colorado	3.200%	11/15/20	1,775	1,679
Public Service Co. of Colorado	6.250%	9/1/37	2,325	2,684
Public Service Co. of Oklahoma	5.150%	12/1/19	100	105
Public Service Co. of Oklahoma	6.625%	11/15/37	4,675	4,999
Public Service Electric & Gas Co.	2.700%	5/1/15	3,300	3,337
Public Service Electric & Gas Co.	3.500%	8/15/20	500	482
Public Service Electric & Gas Co.	5.250%	7/1/35	475	471
Public Service Electric & Gas Co.	5.800%	5/1/37	4,600	4,954
Puget Sound Energy Inc.	5.483%	6/1/35	800	787
Puget Sound Energy Inc.	6.274%	3/15/37	5,175	5,601
Puget Sound Energy Inc.	5.757%	10/1/39	2,675	2,709
Puget Sound Energy Inc.	5.795%	3/15/40	1,515	1,543
Puget Sound Energy Inc.	5.764%	7/15/40	1,700	1,724
San Diego Gas & Electric Co.	5.300%	11/15/15	2,100	2,377
San Diego Gas & Electric Co.	5.350%	5/15/35	800	820
San Diego Gas & Electric Co.	6.125%	9/15/37	250	284
San Diego Gas & Electric Co.	6.000%	6/1/39	900	1,011
San Diego Gas & Electric Co.	4.500%	8/15/40	3,350	3,023
Sierra Pacific Power Co.	6.000%	5/15/16	3,750	4,237
Sierra Pacific Power Co.	6.750%	7/1/37	4,250	4,764
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,710	2,029
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,125	2,442
South Carolina Electric & Gas Co.	5.300%	5/15/33	220	216
South Carolina Electric & Gas Co.	6.050%	1/15/38	4,300	4,678
Southern California Edison Co.	5.000%	1/15/14	3,350	3,661
Southern California Edison Co.	4.650%	4/1/15	3,600	3,940
Southern California Edison Co.	5.000%	1/15/16	1,175	1,309
Southern California Edison Co.	5.500%	8/15/18	400	451
Southern California Edison Co.	6.650%	4/1/29	100	115
Southern California Edison Co.	6.000%	1/15/34	6,675	7,352
Southern California Edison Co.	5.750%	4/1/35	925	990
Southern California Edison Co.	5.350%	7/15/35	4,400	4,469
Southern California Edison Co.	5.550%	1/15/36	1,400	1,461
Southern California Edison Co.	5.625%	2/1/36	6,275	6,613
Southern California Edison Co.	5.550%	1/15/37	6,975	7,284
Southern California Edison Co.	5.950%	2/1/38	410	452
Southern California Edison Co.	4.500%	9/1/40	5,175	4,662
Southern Co.	5.300%	1/15/12	2,250	2,351
Southern Co.	4.150%	5/15/14	3,850	4,063
Southern Power Co.	6.250%	7/15/12	3,280	3,530
Southern Power Co.	4.875%	7/15/15	6,550	7,082
Southwestern Electric Power Co.	5.550%	1/15/17	400	422
Southwestern Electric Power Co.	5.875%	3/1/18	1,142	1,228
Southwestern Electric Power Co.	6.450%	1/15/19	3,625	4,000

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southwestern Electric Power Co.	6.200%	3/15/40	2,175	2,211
Tampa Electric Co.	6.100%	5/15/18	275	310
Tampa Electric Co.	6.550%	5/15/36	3,000	3,320
Teco Finance Inc.	4.000%	3/15/16	2,650	2,703
Teco Finance Inc.	5.150%	3/15/20	2,475	2,571
Toledo Edison Co.	6.150%	5/15/37	6,525	6,745
TransAlta Corp.	4.750%	1/15/15	1,050	1,110
TransAlta Corp.	6.650%	5/15/18	1,325	1,492
TransAlta Corp.	6.500%	3/15/40	650	659
UIL Holdings Corp.	4.625%	10/1/20	2,650	2,508
Union Electric Co.	5.400%	2/1/16	3,225	3,557
Union Electric Co.	6.700%	2/1/19	6,566	7,642
Union Electric Co.	8.450%	3/15/39	1,725	2,428
United Utilities plc	5.375%	2/1/19	4,950	5,106
Virginia Electric and Power Co.	5.100%	11/30/12	800	862
Virginia Electric and Power Co.	5.400%	1/15/16	1,300	1,468
Virginia Electric and Power Co.	5.000%	6/30/19	3,500	3,795
Virginia Electric and Power Co.	3.450%	9/1/22	250	234
Virginia Electric and Power Co.	6.000%	1/15/36	5,575	6,115
Virginia Electric and Power Co.	6.000%	5/15/37	3,375	3,710
Virginia Electric and Power Co.	6.350%	11/30/37	3,450	3,946
Virginia Electric and Power Co.	8.875%	11/15/38	675	982
Wisconsin Electric Power Co.	6.000%	4/1/14	950	1,065
Wisconsin Electric Power Co.	4.250%	12/15/19	4,600	4,725
Wisconsin Electric Power Co.	5.625%	5/15/33	1,025	1,055
Wisconsin Electric Power Co.	5.700%	12/1/36	825	866
3 Wisconsin Energy Corp.	6.250%	5/15/67	14,025	13,924
Wisconsin Power & Light Co.	5.000%	7/15/19	1,175	1,268
Wisconsin Power & Light Co.	6.375%	8/15/37	4,780	5,436
Xcel Energy Inc.	5.613%	4/1/17	592	643
Xcel Energy Inc.	4.700%	5/15/20	1,000	1,039
Xcel Energy Inc.	6.500%	7/1/36	3,050	3,400
Natural Gas (0.6%)
AGL Capital Corp.	5.250%	8/15/19	1,100	1,159
AGL Capital Corp.	6.000%	10/1/34	150	149
Atmos Energy Corp.	4.950%	10/15/14	3,320	3,557
Atmos Energy Corp.	8.500%	3/15/19	2,275	2,849
Boardwalk Pipelines LP	5.500%	2/1/17	3,225	3,418
British Transco Finance Inc.	6.625%	6/1/18	1,625	1,840
Buckeye Partners LP	6.050%	1/15/18	350	385
CenterPoint Energy Resources Corp.	7.875%	4/1/13	3,505	3,965
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,504
DCP Midstream LLC	8.125%	8/16/30	325	383
DCP Midstream Operating LP	3.250%	10/1/15	3,325	3,281
El Paso Natural Gas Co.	5.950%	4/15/17	8,930	9,561
El Paso Natural Gas Co.	8.625%	1/15/22	6,755	8,215
Enbridge Energy Partners LP	6.500%	4/15/18	3,825	4,346
Enbridge Energy Partners LP	9.875%	3/1/19	7,975	10,453
Enbridge Energy Partners LP	7.500%	4/15/38	7,120	8,537
Enbridge Inc.	5.800%	6/15/14	175	195
Enbridge Inc.	5.600%	4/1/17	275	308
Energy Transfer Partners LP	5.650%	8/1/12	4,925	5,224
Energy Transfer Partners LP	6.000%	7/1/13	10,417	11,332
Energy Transfer Partners LP	8.500%	4/15/14	5,375	6,227
Energy Transfer Partners LP	5.950%	2/1/15	8,475	9,248
Energy Transfer Partners LP	6.125%	2/15/17	1,225	1,308
Energy Transfer Partners LP	6.700%	7/1/18	340	386
Energy Transfer Partners LP	9.000%	4/15/19	9,600	12,036
Energy Transfer Partners LP	6.625%	10/15/36	2,050	2,130
Energy Transfer Partners LP	7.500%	7/1/38	2,590	3,014
7 Enron Corp.	7.625%	9/10/04	1,600	2
7 Enron Corp.	6.625%	11/15/05	1,075	1
7 Enron Corp.	7.125%	5/15/07	6,846	8

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7 Enron Corp.	6.875%	10/15/07	6,700	8
7 Enron Corp.	6.750%	8/1/09	5,145	6
Enterprise Products Operating LLC	4.600%	8/1/12	22,975	24,087
Enterprise Products Operating LLC	5.650%	4/1/13	3,475	3,743
Enterprise Products Operating LLC	5.900%	4/15/13	2,175	2,358
Enterprise Products Operating LLC	9.750%	1/31/14	12,165	14,734
Enterprise Products Operating LLC	5.600%	10/15/14	4,726	5,214
Enterprise Products Operating LLC	6.300%	9/15/17	19,825	22,394
Enterprise Products Operating LLC	6.650%	4/15/18	2,425	2,772
Enterprise Products Operating LLC	6.500%	1/31/19	2,775	3,149
Enterprise Products Operating LLC	5.200%	9/1/20	3,200	3,313
Enterprise Products Operating LLC	6.875%	3/1/33	1,950	2,184
Enterprise Products Operating LLC	6.650%	10/15/34	650	703
Enterprise Products Operating LLC	7.550%	4/15/38	2,925	3,487
Enterprise Products Operating LLC	6.450%	9/1/40	725	783
EQT Corp.	6.500%	4/1/18	11,475	12,402
EQT Corp.	8.125%	6/1/19	325	379
7 HNG Internorth	9.625%	3/15/06	3,680	4
KeySpan Corp.	8.000%	11/15/30	50	62
Kinder Morgan Energy Partners LP	7.125%	3/15/12	5,680	6,070
Kinder Morgan Energy Partners LP	5.850%	9/15/12	6,615	7,103
Kinder Morgan Energy Partners LP	5.000%	12/15/13	12,675	13,783
Kinder Morgan Energy Partners LP	5.125%	11/15/14	1,925	2,084
Kinder Morgan Energy Partners LP	5.625%	2/15/15	300	329
Kinder Morgan Energy Partners LP	6.000%	2/1/17	230	254
Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,325	11,387
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,025	2,322
Kinder Morgan Energy Partners LP	7.300%	8/15/33	505	564
Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	96
Kinder Morgan Energy Partners LP	6.500%	2/1/37	4,725	4,853
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,900	4,256
Kinder Morgan Energy Partners LP	6.500%	9/1/39	6,000	6,169
Magellan Midstream Partners LP	5.650%	10/15/16	875	964
Magellan Midstream Partners LP	6.550%	7/15/19	4,525	5,129
Magellan Midstream Partners LP	4.250%	2/1/21	2,045	1,974
National Grid plc	6.300%	8/1/16	8,600	9,811
NuStar Logistics LP	7.650%	4/15/18	4,825	5,553
Oneok Inc.	5.200%	6/15/15	4,000	4,246
Oneok Inc.	6.000%	6/15/35	5,850	5,699
ONEOK Partners LP	5.900%	4/1/12	3,000	3,163
ONEOK Partners LP	6.150%	10/1/16	4,525	5,097
ONEOK Partners LP	8.625%	3/1/19	15,775	19,772
ONEOK Partners LP	6.650%	10/1/36	12,525	13,334
ONEOK Partners LP	6.850%	10/15/37	4,925	5,384
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	8,050	8,598
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	1,050	1,166
Plains All American Pipeline LP / PAA Finance Corp.	4.250%	9/1/12	8,750	9,124
Plains All American Pipeline LP / PAA Finance Corp.	6.125%	1/15/17	4,440	4,897
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	925	1,035
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	2,475	3,093
Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	1,400	1,489
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	1,000	1,038
Questar Corp.	2.750%	2/1/16	600	595
Sempra Energy	6.000%	2/1/13	700	760
Sempra Energy	6.150%	6/15/18	100	115
Sempra Energy	6.000%	10/15/39	850	901
Southern California Gas Co.	5.750%	11/15/35	950	1,021
5 Southern Natural Gas Co.	5.900%	4/1/17	7,465	8,012
Southern Natural Gas Co.	8.000%	3/1/32	5,832	6,634
Southern Union Co.	7.600%	2/1/24	8,260	8,827
Spectra Energy Capital LLC	6.250%	2/15/13	1,146	1,242
Spectra Energy Capital LLC	5.500%	3/1/14	3,125	3,387
Spectra Energy Capital LLC	5.668%	8/15/14	150	165
Spectra Energy Capital LLC	6.200%	4/15/18	925	1,030

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Spectra Energy Capital LLC	6.750%	2/15/32	2,250	2,409
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	875	921
Tennessee Gas Pipeline Co.	7.000%	10/15/28	120	128
Tennessee Gas Pipeline Co.	7.625%	4/1/37	190	207
Texas Eastern Transmission LP	7.000%	7/15/32	200	234
Texas Gas Transmission LLC	4.600%	6/1/15	2,875	3,015
TransCanada PipeLines Ltd.	4.000%	6/15/13	3,950	4,180
TransCanada PipeLines Ltd.	3.400%	6/1/15	500	517
TransCanada PipeLines Ltd.	6.500%	8/15/18	12,275	14,503
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,550	3,109
TransCanada PipeLines Ltd.	3.800%	10/1/20	7,900	7,684
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,055	3,096
TransCanada PipeLines Ltd.	5.850%	3/15/36	13,375	13,829
TransCanada PipeLines Ltd.	6.200%	10/15/37	7,425	8,097
TransCanada PipeLines Ltd.	7.250%	8/15/38	2,017	2,500
TransCanada PipeLines Ltd.	7.625%	1/15/39	354	454
TransCanada PipeLines Ltd.	6.100%	6/1/40	475	520
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	11,021	10,874
Williams Partners LP	3.800%	2/15/15	2,900	2,997
Williams Partners LP	5.250%	3/15/20	25,320	26,181
Williams Partners LP	6.300%	4/15/40	4,400	4,602
Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	11,225	13,051
Other Utility (0.0%)
Veolia Environnement SA	6.000%	6/1/18	7,020	7,860
Veolia Environnement SA	6.750%	6/1/38	125	144

				1,972,006

Total Corporate Bonds (Cost $16,566,981)				17,563,482

Sovereign Bonds (U.S. Dollar-Denominated) (4.3%)
African Development Bank	1.000%	11/23/11	5,575	5,596
African Development Bank	1.750%	10/1/12	4,450	4,509
^ African Development Bank	1.625%	2/11/13	7,425	7,515
African Development Bank	3.000%	5/27/14	17,625	18,611
Asian Development Bank	2.125%	3/15/12	4,725	4,813
Asian Development Bank	4.500%	9/4/12	1,050	1,113
Asian Development Bank	1.625%	7/15/13	16,500	16,740
Asian Development Bank	3.625%	9/5/13	23,500	25,093
Asian Development Bank	2.750%	5/21/14	18,145	18,914
Asian Development Bank	4.250%	10/20/14	5,875	6,459
Asian Development Bank	2.625%	2/9/15	24,975	25,639
Asian Development Bank	5.500%	6/27/16	1,875	2,165
Asian Development Bank	5.250%	6/12/17	600	686
Asian Development Bank	5.593%	7/16/18	3,528	4,024
Brazilian Government International Bond	11.000%	1/11/12	4,175	4,582
Brazilian Government International Bond	10.250%	6/17/13	2,200	2,634
Brazilian Government International Bond	7.875%	3/7/15	8,200	9,770
Brazilian Government International Bond	6.000%	1/17/17	24,505	27,691
3 Brazilian Government International Bond	8.000%	1/15/18	20,359	23,820
Brazilian Government International Bond	5.875%	1/15/19	41,550	46,120
Brazilian Government International Bond	8.875%	10/14/19	11,650	15,407
Brazilian Government International Bond	4.875%	1/22/21	12,050	12,326
Brazilian Government International Bond	8.875%	4/15/24	1,500	2,077
Brazilian Government International Bond	8.875%	4/15/24	3,125	4,312
Brazilian Government International Bond	8.750%	2/4/25	12,250	16,844
Brazilian Government International Bond	10.125%	5/15/27	12,325	18,672
Brazilian Government International Bond	8.250%	1/20/34	18,750	24,891
Brazilian Government International Bond	7.125%	1/20/37	16,706	19,881
Brazilian Government International Bond	11.000%	8/17/40	26,225	35,207
Brazilian Government International Bond	5.625%	1/7/41	24,450	23,961
Canada Government International Bond	2.375%	9/10/14	4,175	4,274
Chile Government International Bond	7.125%	1/11/12	3,225	3,418
Chile Government International Bond	5.500%	1/15/13	2,965	3,202
Chile Government International Bond	3.875%	8/5/20	8,850	8,699

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
China Development Bank Corp.	4.750%	10/8/14	3,700	3,943
China Development Bank Corp.	5.000%	10/15/15	1,450	1,573
China Government International Bond	4.750%	10/29/13	5,700	6,232
Corp Andina de Fomento	3.750%	1/15/16	2,800	2,753
Corp Andina de Fomento	8.125%	6/4/19	12,000	14,406
Corp. Andina de Fomento	5.200%	5/21/13	4,500	4,795
Corp. Andina de Fomento	5.125%	5/5/15	1,100	1,155
Corp. Andina de Fomento	5.750%	1/12/17	16,625	17,592
Council Of Europe Development Bank	2.750%	2/10/15	5,675	5,817
8 Development Bank of Japan	4.250%	6/9/15	2,050	2,225
Eksportfinans ASA	1.875%	4/2/13	400	405
Eksportfinans ASA	3.000%	11/17/14	7,250	7,492
Eksportfinans ASA	2.000%	9/15/15	2,100	2,048
Eksportfinans ASA	5.500%	5/25/16	9,520	10,727
Eksportfinans ASA	5.500%	6/26/17	17,500	19,698
European Bank for Reconstruction & Development	2.750%	4/20/15	19,100	19,594
European Bank for Reconstruction & Development	1.625%	9/3/15	6,550	6,384
European Investment Bank	2.000%	2/10/12	66,975	68,170
European Investment Bank	4.625%	3/21/12	27,400	28,654
5 European Investment Bank	1.125%	4/16/12	12,500	12,576
European Investment Bank	1.750%	9/14/12	10,850	11,056
European Investment Bank	1.625%	3/15/13	12,800	12,969
European Investment Bank	2.875%	3/15/13	8,100	8,422
European Investment Bank	3.250%	5/15/13	20,400	21,449
European Investment Bank	1.875%	6/17/13	11,650	11,885
European Investment Bank	4.250%	7/15/13	33,575	36,240
European Investment Bank	1.250%	9/17/13	15,975	16,064
European Investment Bank	2.375%	3/14/14	24,750	25,532
European Investment Bank	4.625%	5/15/14	35,482	39,152
European Investment Bank	3.125%	6/4/14	58,200	61,415
^ European Investment Bank	2.875%	1/15/15	15,400	16,000
^ European Investment Bank	2.750%	3/23/15	20,100	20,735
^ European Investment Bank	1.625%	9/1/15	14,975	14,579
^ European Investment Bank	1.375%	10/20/15	24,325	23,389
European Investment Bank	4.875%	2/16/16	15,000	16,749
European Investment Bank	5.125%	9/13/16	2,150	2,438
European Investment Bank	4.875%	1/17/17	21,025	23,495
European Investment Bank	5.125%	5/30/17	28,695	32,403
European Investment Bank	2.875%	9/15/20	12,750	11,961
European Investment Bank	4.875%	2/15/36	300	308
Export Development Canada	2.625%	3/15/11	16	16
Export Development Canada	2.375%	3/19/12	10,300	10,512
Export Development Canada	1.750%	9/24/12	20,975	21,349
Export Development Canada	3.500%	5/16/13	9,600	10,164
Export Development Canada	3.125%	4/24/14	225	239
Export Development Canada	2.250%	5/28/15	3,500	3,534
Export-Import Bank of Korea	5.500%	10/17/12	8,350	8,886
Export-Import Bank of Korea	8.125%	1/21/14	18,550	21,113
Export-Import Bank of Korea	5.875%	1/14/15	19,025	20,587
Export-Import Bank of Korea	5.125%	3/16/15	2,500	2,641
Export-Import Bank of Korea	4.125%	9/9/15	4,925	5,000
Export-Import Bank of Korea	5.125%	6/29/20	5,700	5,889
Financement-Quebec	5.000%	10/25/12	3,725	3,990
Hungary Government International Bond	4.750%	2/3/15	3,225	3,152
Hydro Quebec	6.300%	5/11/11	16,325	16,670
Hydro Quebec	8.000%	2/1/13	9,675	10,991
Hydro Quebec	7.500%	4/1/16	2,155	2,644
Hydro Quebec	8.400%	1/15/22	2,675	3,653
Hydro Quebec	8.050%	7/7/24	2,975	4,114
Hydro Quebec	8.500%	12/1/29	400	576
Inter-American Development Bank	4.375%	9/20/12	80	85
Inter-American Development Bank	4.750%	10/19/12	4,525	4,827
Inter-American Development Bank	3.500%	3/15/13	9,375	9,913
Inter-American Development Bank	1.625%	7/15/13	1,000	1,013

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Inter-American Development Bank	3.000%	4/22/14	25,200	26,545
	Inter-American Development Bank	2.250%	7/15/15	8,100	8,154
	Inter-American Development Bank	4.250%	9/14/15	7,395	8,110
	Inter-American Development Bank	5.125%	9/13/16	200	227
	Inter-American Development Bank	2.375%	8/15/17	4,550	4,440
	Inter-American Development Bank	4.250%	9/10/18	17,950	19,533
	Inter-American Development Bank	3.875%	9/17/19	57,400	59,464
	Inter-American Development Bank	3.875%	2/14/20	6,425	6,684
	Inter-American Development Bank	7.000%	6/15/25	2,775	3,440
	International Bank for Reconstruction & Development	2.000%	4/2/12	39,065	39,759
	International Bank for Reconstruction & Development	0.800%	7/13/12	17,875	17,893
	International Bank for Reconstruction & Development	1.750%	7/15/13	17,275	17,550
	International Bank for Reconstruction & Development	3.500%	10/8/13	29,250	31,144
	International Bank for Reconstruction & Development	2.375%	5/26/15	42,275	42,999
	International Bank for Reconstruction & Development	5.000%	4/1/16	14,525	16,384
	International Bank for Reconstruction & Development	7.625%	1/19/23	3,350	4,548
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,551
	International Bank for Reconstruction & Development	4.750%	2/15/35	1,150	1,184
	International Finance Corp.	3.500%	5/15/13	7,100	7,535
	International Finance Corp.	3.000%	4/22/14	26,437	27,729
	International Finance Corp.	2.750%	4/20/15	10,375	10,682
	International Finance Corp.	2.125%	11/17/17	14,300	13,547
	Israel Government International Bond	4.625%	6/15/13	2,375	2,536
	Israel Government International Bond	5.125%	3/1/14	800	874
	Israel Government International Bond	5.500%	11/9/16	7,650	8,598
	Israel Government International Bond	5.125%	3/26/19	18,700	20,001
	Japan Bank for International Cooperation	4.250%	6/18/13	20,125	21,584
	Japan Bank for International Cooperation/Japan	4.375%	11/26/12	5,450	5,812
8	Japan Finance Corp.	1.500%	7/6/12	12,925	13,055
8	Japan Finance Corp.	2.125%	11/5/12	12,450	12,760
8	Japan Finance Corp.	2.875%	2/2/15	16,150	16,588
8	Japan Finance Organization for Municipalities	4.625%	4/21/15	6,850	7,555
	Japan Finance Organization for Municipalities	5.000%	5/16/17	4,000	4,473
	Korea Development Bank	5.300%	1/17/13	2,475	2,609
	Korea Development Bank	5.750%	9/10/13	9,940	10,813
	Korea Development Bank	8.000%	1/23/14	10,800	12,337
	Korea Development Bank	4.375%	8/10/15	6,275	6,437
^	Korea Development Bank	3.250%	3/9/16	12,800	12,545
	Korea Electric Power Corp.	7.750%	4/1/13	6,075	6,763
	Korea Finance Corp.	3.250%	9/20/16	11,100	10,644
9	Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	53,200	53,942
9	Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	8,675	8,847
	Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	13,300	14,037
9	Kreditanstalt fuer Wiederaufbau	1.250%	6/15/12	28,100	28,348
9	Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	25,500	25,977
	Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	80,400	84,209
	Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	12,075	12,775
9	Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	31,350	31,611
	Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	23,825	25,635
9	Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	22,925	24,447
	Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	1,425	1,549
^,9	Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	15,275	15,796
^,9	Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	28,625	29,317
9	Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	11,575	11,093
	Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	36,250	40,857
9	Kreditanstalt fuer Wiederaufbau	4.875%	1/17/17	680	762
	Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	14,175	15,468
	Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	14,325	15,685
9	Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	24,425	27,207
^,9	Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	17,800	18,644
9	Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	21,950	20,543
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	300	362
	Landesbank Baden-Wuerttemberg	6.350%	4/1/12	2,000	2,120
10	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.875%	1/13/12	9,375	9,775

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
9 Landwirtschaftliche Rentenbank	5.250%	7/2/12	7,425	7,916
Landwirtschaftliche Rentenbank	1.875%	9/24/12	18,950	19,258
Landwirtschaftliche Rentenbank	3.250%	3/15/13	20,750	21,659
Landwirtschaftliche Rentenbank	4.125%	7/15/13	7,325	7,853
9 Landwirtschaftliche Rentenbank	3.125%	7/15/15	11,395	11,849
Landwirtschaftliche Rentenbank	4.875%	11/16/15	9,250	10,310
9 Landwirtschaftliche Rentenbank	5.000%	11/8/16	76	85
9 Landwirtschaftliche Rentenbank	5.125%	2/1/17	6,975	7,838
Mexico Government International Bond	6.375%	1/16/13	10,302	11,317
Mexico Government International Bond	5.875%	2/17/14	19,075	21,106
Mexico Government International Bond	6.625%	3/3/15	2,433	2,792
Mexico Government International Bond	11.375%	9/15/16	4,775	6,721
Mexico Government International Bond	5.625%	1/15/17	43,222	47,695
Mexico Government International Bond	5.950%	3/19/19	23,200	25,868
Mexico Government International Bond	5.125%	1/15/20	1,250	1,307
Mexico Government International Bond	8.300%	8/15/31	10,100	13,357
Mexico Government International Bond	6.750%	9/27/34	75,821	85,766
Mexico Government International Bond	6.050%	1/11/40	8,865	9,020
Mexico Government International Bond	5.750%	10/12/10	3,150	2,793
Nordic Investment Bank	1.625%	1/28/13	12,000	12,120
Nordic Investment Bank	2.625%	10/6/14	9,600	9,912
Nordic Investment Bank	2.500%	7/15/15	9,200	9,352
Nordic Investment Bank	5.000%	2/1/17	5,200	5,841
11 Oesterreichische Kontrollbank AG	4.750%	11/8/11	2,525	2,610
11 Oesterreichische Kontrollbank AG	1.875%	3/21/12	16,675	16,916
11 Oesterreichische Kontrollbank AG	4.750%	10/16/12	4,975	5,327
11 Oesterreichische Kontrollbank AG	1.750%	3/11/13	16,500	16,727
Oesterreichische Kontrollbank AG	4.500%	3/9/15	125	136
11 Oesterreichische Kontrollbank AG	5.000%	4/25/17	13,570	15,043
Ontario Electricity Financial Corp.	7.450%	3/31/13	3,950	4,458
Panama Government International Bond	5.200%	1/30/20	20,125	21,290
Panama Government International Bond	7.125%	1/29/26	14,150	17,015
Panama Government International Bond	8.875%	9/30/27	650	887
Panama Government International Bond	9.375%	4/1/29	800	1,128
3 Panama Government International Bond	6.700%	1/26/36	7,095	7,879
Pemex Project Funding Master Trust	5.750%	3/1/18	31,900	34,026
Pemex Project Funding Master Trust	6.625%	6/15/35	21,371	21,619
Pemex Project Funding Master Trust	6.625%	6/15/38	5,975	5,937
Peruvian Government International Bond	7.125%	3/30/19	18,700	22,253
Peruvian Government International Bond	7.350%	7/21/25	8,475	10,276
Peruvian Government International Bond	8.750%	11/21/33	11,392	15,535
3 Peruvian Government International Bond	6.550%	3/14/37	12,250	13,383
Peruvian Government International Bond	5.625%	11/18/50	5,100	4,742
Petrobras International Finance Co. - Pifco	6.125%	10/6/16	13,963	15,294
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	18,650	19,719
Petrobras International Finance Co. - Pifco	8.375%	12/10/18	10,250	12,531
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	19,808	23,373
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	5,752	5,970
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	5,400	5,659
Petroleos Mexicanos	4.875%	3/15/15	9,350	9,874
Petroleos Mexicanos	8.000%	5/3/19	5,200	6,252
Petroleos Mexicanos	6.000%	3/5/20	10,825	11,614
Petroleos Mexicanos	5.500%	1/21/21	7,395	7,499
5 Petronas Capital Ltd.	5.250%	8/12/19	1,000	1,072
Poland Government International Bond	6.250%	7/3/12	8,725	9,292
Poland Government International Bond	5.250%	1/15/14	1,695	1,809
Poland Government International Bond	3.875%	7/16/15	14,200	14,431
Poland Government International Bond	5.000%	10/19/15	2,875	3,055
Poland Government International Bond	6.375%	7/15/19	37,925	42,476
Province of British Columbia Canada	2.850%	6/15/15	15,300	15,774
Province of Manitoba Canada	2.125%	4/22/13	4,850	4,972
Province of Manitoba Canada	2.625%	7/15/15	8,750	8,930
Province of Manitoba Canada	4.900%	12/6/16	11,700	13,021
Province of Nova Scotia Canada	5.750%	2/27/12	1,650	1,738

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Province of Nova Scotia Canada	2.375%	7/21/15	8,000	8,010
Province of Ontario Canada	1.875%	11/19/12	27,700	28,224
Province of Ontario Canada	4.100%	6/16/14	27,670	30,020
Province of Ontario Canada	2.950%	2/5/15	5,080	5,245
Province of Ontario Canada	2.700%	6/16/15	23,375	23,752
Province of Ontario Canada	1.875%	9/15/15	10,300	10,080
Province of Ontario Canada	4.750%	1/19/16	2,075	2,293
Province of Ontario Canada	5.450%	4/27/16	30,325	34,399
Province of Ontario Canada	3.150%	12/15/17	13,000	12,909
Province of Ontario Canada	4.000%	10/7/19	20,525	21,046
Province of Ontario Canada	4.400%	4/14/20	20,575	21,519
Province of Quebec Canada	4.875%	5/5/14	4,125	4,565
Province of Quebec Canada	4.600%	5/26/15	7,600	8,307
Province of Quebec Canada	5.125%	11/14/16	18,225	20,459
Province of Quebec Canada	4.625%	5/14/18	11,800	12,711
Province of Quebec Canada	3.500%	7/29/20	16,450	15,983
Province of Quebec Canada	7.125%	2/9/24	905	1,158
Province of Quebec Canada	7.500%	9/15/29	7,877	10,725
Province of Saskatchewan Canada	7.375%	7/15/13	1,375	1,579
5 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	350	378
5 Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	350	405
Region of Lombardy Italy	5.804%	10/25/32	6,395	5,988
Republic of Italy	5.625%	6/15/12	11,675	12,256
Republic of Italy	2.125%	10/5/12	27,250	27,223
Republic of Italy	4.375%	6/15/13	125	130
Republic of Italy	2.125%	9/16/13	11,750	11,574
Republic of Italy	4.500%	1/21/15	14,350	14,709
Republic of Italy	3.125%	1/26/15	24,800	24,180
Republic of Italy	4.750%	1/25/16	22,250	22,584
Republic of Italy	5.250%	9/20/16	31,326	32,501
Republic of Italy	6.875%	9/27/23	11,600	12,799
Republic of Italy	5.375%	6/15/33	16,575	15,580
Republic of Korea	4.250%	6/1/13	19,300	20,217
Republic of Korea	5.750%	4/16/14	8,700	9,477
Republic of Korea	4.875%	9/22/14	625	669
Republic of Korea	7.125%	4/16/19	7,975	9,568
Republic of Korea	5.625%	11/3/25	1,425	1,535
South Africa Government International Bond	7.375%	4/25/12	7,775	8,358
South Africa Government International Bond	6.500%	6/2/14	2,425	2,728
South Africa Government International Bond	6.875%	5/27/19	14,875	17,422
South Africa Government International Bond	5.500%	3/9/20	11,500	12,190
South Africa Government International Bond	5.875%	5/30/22	4,300	4,655
Svensk Exportkredit AB	3.250%	9/16/14	7,775	8,126
Svensk Exportkredit AB	1.750%	10/20/15	13,000	12,559
Svensk Exportkredit AB	5.125%	3/1/17	1,350	1,507
5 Temasek Financial I Ltd.	5.375%	11/23/39	500	521

Total Sovereign Bonds (Cost $3,571,666)				3,713,895

Taxable Municipal Bonds (0.8%)
Alameda County CA Joint Powers Authority Lease
Revenue	7.046%	12/1/44	200	198
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	1,000	1,083
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	950	896
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	4,775	4,378
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	1,525	1,567
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	4,600	4,948
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	2,375	2,391

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	4,075	4,078
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	6,275	6,397
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	8,800	8,736
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.262%	7/1/39	1,650	1,608
Board of Regents of the University of Texas System
Revenue Financing System Revenue	6.276%	8/15/41	1,525	1,568
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.134%	8/15/42	100	98
Board of Regents of the University of Texas System
Revenue Financing System Revenue	4.794%	8/15/46	3,000	2,729
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	7,650	8,099
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	2,250	2,401
California GO	5.250%	4/1/14	3,425	3,600
California GO	5.750%	3/1/17	10,750	11,305
California GO	6.200%	3/1/19	1,400	1,452
California GO	6.200%	10/1/19	11,175	11,562
California GO	5.700%	11/1/21	10,000	9,904
California GO	7.500%	4/1/34	23,775	24,598
California GO	7.950%	3/1/36	500	520
California GO	5.650%	4/1/39	3,775	3,988
California GO	7.550%	4/1/39	185	193
California GO	7.300%	10/1/39	3,510	3,560
California GO	7.350%	11/1/39	21,900	22,348
California GO	7.625%	3/1/40	8,250	8,695
California GO	7.600%	11/1/40	8,150	8,536
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	1,500	1,498
Chicago IL Board of Education GO	6.319%	11/1/29	3,125	3,074
Chicago IL Board of Education GO	6.138%	12/1/39	650	594
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	9,350	9,657
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	950	916
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,500	1,459
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	2,850	2,614
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	8,125	8,132
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	1,700	1,706
Chicago IL Water Revenue	6.742%	11/1/40	2,150	2,120
Clark County NV Airport Revenue	6.881%	7/1/42	1,475	1,493
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	6,375	6,373
Connecticut GO	5.090%	10/1/30	8,600	8,228
Connecticut GO	5.850%	3/15/32	5,375	5,608
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	3,300	3,311
Cook County IL GO	6.229%	11/15/34	1,950	1,900
Curators of the University of Missouri System Facilities
Revenue	5.960%	11/1/39	3,000	3,145
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	3,000	3,134
Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,168
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	7,850	7,040
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,050	1,100
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,700	4,208
Dallas TX Independent School District GO	6.450%	2/15/35	3,850	4,021
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	1,325	1,354
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,125	1,139
District of Columbia Income Tax Revenue	5.582%	12/1/35	1,600	1,631

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
East Baton Rouge LA Sewer Commission Revenue	6.087%	2/1/45	2,300	2,254
East Bay CA Municipal Utility District Water System
Revenue	5.874%	6/1/40	2,100	2,092
Georgia GO	4.503%	11/1/25	6,100	6,181
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	8,175	8,021
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	5,980	5,805
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,425	3,157
Illinois GO	2.766%	1/1/12	9,600	9,660
Illinois GO	4.071%	1/1/14	9,600	9,837
Illinois GO	4.950%	6/1/23	13,275	11,640
Illinois GO	5.100%	6/1/33	42,199	31,755
Illinois GO	6.630%	2/1/35	2,800	2,587
Illinois GO	6.725%	4/1/35	5,275	4,866
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	880	866
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	1,650	1,508
Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	9,700	10,151
Kansas Development Finance Authority Revenue
(Public Employees Retirement System)	5.501%	5/1/34	4,650	4,486
Kentucky Asset/Liability Commission General Fund
Revenue	3.165%	4/1/18	800	780
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	1,700	1,785
Los Angeles CA Community College District GO	6.600%	8/1/42	5,325	5,454
Los Angeles CA Department of Water & Power
Revenue	5.716%	7/1/39	2,000	1,753
Los Angeles CA Department of Water & Power
Revenue	6.008%	7/1/39	6,350	6,257
Los Angeles CA Department of Water & Power
Revenue	6.166%	7/1/40	1,550	1,444
Los Angeles CA Department of Water & Power
Revenue	6.574%	7/1/45	3,400	3,482
Los Angeles CA Department of Water & Power
Revenue	6.603%	7/1/50	350	363
Los Angeles CA Unified School District GO	5.750%	7/1/34	4,825	4,550
Los Angeles CA Unified School District GO	6.758%	7/1/34	2,525	2,640
Los Angeles County CA Metropolitan Transportation
Authority Sales Tax Revenue	5.735%	6/1/39	5,200	4,938
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.488%	8/1/33	4,300	4,257
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.618%	8/1/40	2,250	2,226
Loudoun County VA Industrial Development Authority
Revenue (Howard Hughes Medical Institute)	3.450%	9/1/14	4,050	4,274
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)	5.250%	7/1/19	7,950	8,727
Maryland Transportation Authority Facilities Projects
Revenue	5.888%	7/1/43	2,100	2,180
Massachusetts GO	4.200%	12/1/21	5,000	5,009
Massachusetts GO	4.500%	8/1/31	500	461
Massachusetts GO	5.456%	12/1/39	5,300	5,453
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.715%	8/15/39	2,550	2,643
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,000	1,064
Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	2,825	2,766
Metropolitan Government of Nashville & Davidson
County TN GO	5.707%	7/1/34	2,625	2,627
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	4,575	5,070
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	6.089%	11/15/40	975	962
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	6.548%	11/15/31	700	693
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	2,175	1,977

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	6.648%	11/15/39	3,825	3,838
Metropolitan Washington DC/VA Airports Authority
Dulles Toll Road Revenue	7.462%	10/1/46	1,375	1,349
Mississippi GO	5.245%	11/1/34	1,375	1,339
Missouri Highways & Transportation Commission Road
Revenue	5.445%	5/1/33	1,650	1,638
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College)	4.750%	6/1/19	700	748
New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	9,750	10,455
New Jersey Educational Facilities Authority Revenue
(Princeton University)	5.700%	3/1/39	3,625	3,876
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.754%	12/15/28	8,475	8,284
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.104%	12/15/28	3,500	3,509
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.561%	12/15/40	575	588
New Jersey Turnpike Authority Revenue	4.252%	1/1/16	200	213
New Jersey Turnpike Authority Revenue	4.252%	1/1/16	2,875	3,014
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	11,900	13,128
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,500	3,811
New York City NY GO	6.246%	6/1/35	2,150	2,160
New York City NY GO	5.968%	3/1/36	3,200	3,193
New York City NY GO	5.985%	12/1/36	1,650	1,687
New York City NY GO	5.517%	10/1/37	8,200	7,832
New York City NY GO	5.846%	6/1/40	2,100	2,038
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.750%	6/15/41	1,400	1,392
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.724%	6/15/42	450	450
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.952%	6/15/42	2,900	2,942
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,071
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.440%	6/15/43	4,400	4,163
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.882%	6/15/44	16,645	16,457
New York City NY Transitional Finance Authority
Building Aid Revenue	6.828%	7/15/40	6,300	6,521
New York City NY Transitional Finance Authority Future
Tax Revenue	5.767%	8/1/36	2,125	2,142
New York City NY Transitional Finance Authority Future
Tax Revenue	5.508%	8/1/37	8,950	8,824
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.500%	3/15/30	6,900	6,819
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.289%	3/15/33	3,150	3,004
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.628%	3/15/39	2,000	1,958
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.389%	3/15/40	1,425	1,370
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.770%	3/15/39	5,675	5,649
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.838%	3/15/40	1,600	1,645
North Texas Tollway Authority System Revenue	6.718%	1/1/49	3,550	3,474
Ohio State University General Receipts Revenue	4.910%	6/1/40	4,400	4,008
Ohio Water Development Authority Water Pollution
Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,426
Orange County CA Local Transportation Authority Sales
Tax Revenue	6.908%	2/15/41	1,650	1,722

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oregon Department Transportation Highway Usertax
Revenue	5.834%	11/15/34	2,425	2,486
Oregon GO	5.762%	6/1/23	1,950	2,045
Oregon GO	5.892%	6/1/27	2,725	2,932
Oregon School Boards Association GO	4.759%	6/30/28	2,075	1,840
Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,176
Pennsylvania GO	4.650%	2/15/26	2,875	2,762
Pennsylvania GO	5.350%	5/1/30	7,400	7,200
Pennsylvania Public School Building Authority Lease
Revenue (School District of Philadelphia)	5.000%	9/15/27	2,600	2,351
Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	400	408
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,450	1,313
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	1,475	1,324
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,550	2,665
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	11,050	10,585
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	3,500	3,507
Rutgers State University NJ Revenue	5.665%	5/1/40	1,850	1,849
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	1,900	1,745
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,325	4,472
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	2,725	2,773
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	4,650	4,675
San Diego County CA Water Authority Revenue	6.947%	7/1/40	1,650	1,716
San Diego County CA Water Authority Revenue	6.138%	5/1/49	2,320	2,354
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	8,900	8,679
South Carolina Public Service Authority Revenue	6.454%	1/1/50	2,000	2,102
Texas Transportation Commission Revenue	5.028%	4/1/26	2,100	2,071
Texas Transportation Commission Revenue	5.178%	4/1/30	2,025	2,022
Texas Transportation Commission Revenue	4.631%	4/1/33	6,450	5,974
Texas Transportation Commission Revenue	4.681%	4/1/40	2,750	2,499
University of California Regents Medical Center
Revenue	6.548%	5/15/48	3,950	3,882
University of California Regents Medical Center
Revenue	6.583%	5/15/49	2,575	2,542
University of California Revenue	5.946%	5/15/45	13,100	12,172
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	1,700	1,625
University of Virginia Revenue	6.200%	9/1/39	3,000	3,395
Utah GO	4.554%	7/1/24	2,425	2,470
Utah GO	3.539%	7/1/25	6,300	5,780
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	400	424
Washington Convention Center Public Facilities District
Revenue	6.790%	7/1/40	400	398
Washington GO	5.090%	8/1/33	9,550	9,365
Washington GO	5.481%	8/1/39	770	755
Washington GO	5.140%	8/1/40	5,800	5,611
Wisconsin GO	4.800%	5/1/13	2,525	2,697
Wisconsin GO	5.700%	5/1/26	2,800	2,840

Total Taxable Municipal Bonds (Cost $749,778)				735,978

Tax-Exempt Municipal Bonds (0.0%)
Illinois GO	7.350%	7/1/35	550	540
San Francisco CA City & County Public Utility
Commission Water Revenue	6.000%	11/1/40	4,950	4,804

Total Tax-Exempt Municipal Bonds (Cost $5,669)				5,344

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
12,13 Vanguard Market Liquidity Fund (Cost $1,766,140)	0.211%	1,766,139,908	1,766,140

Total Investments (101.5%) (Cost $84,453,016)			87,563,451
Other Assets and Liabilities—Net (-1.5%)13			(1,288,779)
Net Assets (100%)			86,274,672

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $121,998,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Guaranteed by the National Credit Union Administration.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate value of these securities was $373,505,000, representing 0.4% of net assets.
6 Adjustable-rate security.
7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the State of Baden-Wurttemberg.
11 Guaranteed by the Republic of Austria.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13 Includes $124,772,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (71.8%)
U.S. Government Securities (57.1%)
United States Treasury Note/Bond	0.875%	4/30/11	114	114
United States Treasury Note/Bond	1.000%	7/31/11	55,662	55,906
United States Treasury Note/Bond	0.750%	11/30/11	1,100	1,104
United States Treasury Note/Bond	4.500%	11/30/11	33,465	34,730
United States Treasury Note/Bond	1.000%	12/31/11	156,280	157,282
United States Treasury Note/Bond	4.625%	12/31/11	27,200	28,352
United States Treasury Note/Bond	1.125%	1/15/12	208,545	210,174
United States Treasury Note/Bond	0.875%	1/31/12	210,020	211,169
United States Treasury Note/Bond	4.750%	1/31/12	59,520	62,319
United States Treasury Note/Bond	1.375%	2/15/12	64,335	65,049
United States Treasury Note/Bond	0.875%	2/29/12	61,175	61,519
United States Treasury Note/Bond	4.625%	2/29/12	68,505	71,866
United States Treasury Note/Bond	1.000%	3/31/12	7,700	7,759
United States Treasury Note/Bond	4.500%	3/31/12	131,815	138,571
United States Treasury Note/Bond	1.375%	4/15/12	14,225	14,405
United States Treasury Note/Bond	1.000%	4/30/12	165,625	166,919
United States Treasury Note/Bond	4.500%	4/30/12	9,330	9,845
United States Treasury Note/Bond	1.375%	5/15/12	253,385	256,750
United States Treasury Note/Bond	0.750%	5/31/12	224,715	225,769
United States Treasury Note/Bond	4.750%	5/31/12	183,165	194,327
United States Treasury Note/Bond	1.875%	6/15/12	149,925	153,087
United States Treasury Note/Bond	0.625%	6/30/12	52,345	52,492
United States Treasury Note/Bond	4.875%	6/30/12	84,970	90,586
United States Treasury Note/Bond	1.500%	7/15/12	15,740	15,998
United States Treasury Note/Bond	0.625%	7/31/12	203,382	203,891
United States Treasury Note/Bond	4.625%	7/31/12	126,865	135,191
United States Treasury Note/Bond	1.750%	8/15/12	375,145	382,764
United States Treasury Note/Bond	4.375%	8/15/12	2,460	2,615
United States Treasury Note/Bond	0.375%	8/31/12	4,275	4,267
United States Treasury Note/Bond	4.125%	8/31/12	31,625	33,517
United States Treasury Note/Bond	1.375%	9/15/12	512,295	519,662
United States Treasury Note/Bond	0.375%	9/30/12	35,336	35,253
United States Treasury Note/Bond	1.375%	10/15/12	51,490	52,254
United States Treasury Note/Bond	3.875%	10/31/12	59,730	63,370
United States Treasury Note/Bond	1.375%	11/15/12	372,267	377,792
United States Treasury Note/Bond	4.000%	11/15/12	68,685	73,117
United States Treasury Note/Bond	0.500%	11/30/12	182,045	181,788
United States Treasury Note/Bond	3.375%	11/30/12	19,440	20,488
United States Treasury Note/Bond	1.125%	12/15/12	230,555	232,897
United States Treasury Note/Bond	0.625%	12/31/12	217,900	218,002
United States Treasury Note/Bond	1.375%	1/15/13	358,220	363,704
United States Treasury Note/Bond	1.375%	2/15/13	159,048	161,459
United States Treasury Note/Bond	3.875%	2/15/13	1,200	1,282
United States Treasury Note/Bond	2.750%	2/28/13	62,299	65,093
United States Treasury Note/Bond	1.750%	4/15/13	136,455	139,568
United States Treasury Note/Bond	1.375%	5/15/13	70,225	71,235
United States Treasury Note/Bond	3.500%	5/31/13	149,120	158,999
United States Treasury Note/Bond	1.125%	6/15/13	106,183	107,062
United States Treasury Note/Bond	3.375%	6/30/13	375	399
United States Treasury Note/Bond	3.375%	7/31/13	4,205	4,484
United States Treasury Note/Bond	4.250%	8/15/13	48,195	52,472
United States Treasury Note/Bond	3.125%	8/31/13	77,290	81,988
United States Treasury Note/Bond	3.125%	9/30/13	137,640	146,006
United States Treasury Note/Bond	2.750%	10/31/13	211,515	222,321
United States Treasury Note/Bond	2.000%	11/30/13	90,665	93,342
United States Treasury Note/Bond	0.750%	12/15/13	985	978
United States Treasury Note/Bond	1.500%	12/31/13	92,975	94,297
United States Treasury Note/Bond	1.750%	1/31/14	128,645	131,358
United States Treasury Note/Bond	4.000%	2/15/14	27,335	29,778
United States Treasury Note/Bond	1.875%	2/28/14	278,485	285,230
United States Treasury Note/Bond	1.750%	3/31/14	329,165	335,594

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.875%	4/30/14	246,125	251,702
United States Treasury Note/Bond	2.250%	5/31/14	243,510	251,918
United States Treasury Note/Bond	2.625%	6/30/14	336,355	351,965
United States Treasury Note/Bond	2.625%	7/31/14	349,460	365,458
United States Treasury Note/Bond	2.375%	8/31/14	33,950	35,175
United States Treasury Note/Bond	2.375%	9/30/14	111,675	115,671
United States Treasury Note/Bond	2.375%	10/31/14	355,785	368,238
United States Treasury Note/Bond	2.125%	11/30/14	229,550	235,181
United States Treasury Note/Bond	2.250%	1/31/15	18,045	18,522
United States Treasury Note/Bond	4.000%	2/15/15	42,960	47,061
United States Treasury Note/Bond	2.375%	2/28/15	318,932	328,701
United States Treasury Note/Bond	2.500%	3/31/15	383,718	397,210
United States Treasury Note/Bond	2.500%	4/30/15	105,192	108,759
United States Treasury Note/Bond	4.125%	5/15/15	51,100	56,274
United States Treasury Note/Bond	2.125%	5/31/15	90,975	92,411
United States Treasury Note/Bond	1.875%	6/30/15	210,803	211,627
United States Treasury Note/Bond	1.750%	7/31/15	215,235	214,564
United States Treasury Note/Bond	1.250%	8/31/15	94,883	92,289
United States Treasury Note/Bond	1.250%	9/30/15	178,989	173,675
United States Treasury Note/Bond	1.250%	10/31/15	272,925	264,183
United States Treasury Note/Bond	1.375%	11/30/15	218,400	212,291
United States Treasury Note/Bond	2.125%	12/31/15	213,300	214,433
				11,776,917
Agency Bonds and Notes (14.7%)
1 Ally Financial Inc.	1.750%	10/30/12	7,300	7,422
1 Ally Financial Inc.	2.200%	12/19/12	7,000	7,196
1 American Express Bank FSB	3.150%	12/9/11	15,675	16,075
1 Bank of America Corp.	2.100%	4/30/12	27,175	27,737
1 Bank of America Corp.	3.125%	6/15/12	37,125	38,474
1 Bank of America Corp.	2.375%	6/22/12	7,675	7,876
1 Bank of the West	2.150%	3/27/12	4,050	4,132
1 Citibank NA	1.625%	3/30/11	3,550	3,562
1 Citibank NA	1.875%	5/7/12	18,600	18,915
1 Citibank NA	1.750%	12/28/12	13,700	13,976
1 Citigroup Funding Inc.	2.000%	3/30/12	3,550	3,606
1 Citigroup Funding Inc.	2.125%	7/12/12	21,425	21,894
1 Citigroup Funding Inc.	1.875%	10/22/12	8,912	9,103
1 Citigroup Funding Inc.	2.250%	12/10/12	3,000	3,085
1 Citigroup Inc.	2.875%	12/9/11	7,245	7,411
1 Citigroup Inc.	2.125%	4/30/12	73,525	75,041
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	1,825	1,809
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,925	1,916
2 Federal Farm Credit Bank	2.000%	1/17/12	5,000	5,080
2 Federal Farm Credit Bank	2.250%	4/24/12	3,800	3,885
2 Federal Farm Credit Bank	2.125%	6/18/12	8,700	8,900
2 Federal Farm Credit Bank	4.500%	10/17/12	24,200	25,845
2 Federal Farm Credit Bank	1.875%	12/7/12	6,200	6,335
2 Federal Farm Credit Bank	1.750%	2/21/13	5,700	5,813
2 Federal Farm Credit Bank	1.375%	6/25/13	10,000	10,101
2 Federal Farm Credit Bank	3.875%	10/7/13	17,500	18,813
2 Federal Farm Credit Bank	2.625%	4/17/14	5,500	5,722
2 Federal Farm Credit Bank	3.000%	9/22/14	3,500	3,680
2 Federal Farm Credit Bank	1.500%	11/16/15	4,500	4,345
2 Federal Farm Credit Bank	4.875%	12/16/15	12,450	13,953
2 Federal Home Loan Banks	1.125%	5/18/12	39,375	39,711
2 Federal Home Loan Banks	1.375%	6/8/12	5,100	5,158
2 Federal Home Loan Banks	1.875%	6/20/12	17,500	17,837
2 Federal Home Loan Banks	0.875%	8/22/12	59,125	59,379
2 Federal Home Loan Banks	1.750%	8/22/12	8,000	8,148
2 Federal Home Loan Banks	1.625%	9/26/12	21,000	21,355
2 Federal Home Loan Banks	4.500%	11/15/12	30,000	32,115
2 Federal Home Loan Banks	1.625%	11/21/12	50,000	50,872
2 Federal Home Loan Banks	1.750%	12/14/12	10,600	10,808
2 Federal Home Loan Banks	1.500%	1/16/13	31,975	32,458

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Federal Home Loan Banks	1.625%	3/20/13	40,900	41,638
2 Federal Home Loan Banks	1.875%	6/21/13	77,305	79,080
2 Federal Home Loan Banks	5.125%	8/14/13	17,935	19,845
2 Federal Home Loan Banks	4.000%	9/6/13	21,850	23,571
2 Federal Home Loan Banks	5.250%	9/13/13	5,425	6,012
2 Federal Home Loan Banks	4.500%	9/16/13	3,000	3,275
2 Federal Home Loan Banks	3.625%	10/18/13	30,600	32,720
2 Federal Home Loan Banks	4.875%	11/27/13	2,950	3,264
2 Federal Home Loan Banks	3.125%	12/13/13	16,425	17,338
2 Federal Home Loan Banks	0.875%	12/27/13	10,000	9,917
2 Federal Home Loan Banks	2.500%	6/13/14	9,675	10,016
2 Federal Home Loan Banks	5.500%	8/13/14	18,900	21,563
2 Federal Home Loan Banks	0.875%	12/12/14	9,600	9,291
2 Federal Home Loan Banks	2.750%	12/12/14	57,650	59,875
2 Federal Home Loan Mortgage Corp.	4.750%	3/5/12	13,000	13,659
2 Federal Home Loan Mortgage Corp.	2.125%	3/23/12	36,375	37,116
2 Federal Home Loan Mortgage Corp.	1.750%	6/15/12	42,000	42,732
2 Federal Home Loan Mortgage Corp.	5.125%	7/15/12	20,600	22,027
2 Federal Home Loan Mortgage Corp.	5.500%	8/20/12	30,000	32,381
2 Federal Home Loan Mortgage Corp.	1.000%	8/28/12	6,425	6,453
2 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	52,370	53,694
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	36,300	38,872
2 Federal Home Loan Mortgage Corp.	0.375%	11/30/12	14,000	13,916
2 Federal Home Loan Mortgage Corp.	4.125%	12/21/12	22,850	24,375
2 Federal Home Loan Mortgage Corp.	0.625%	12/28/12	30,525	30,479
2 Federal Home Loan Mortgage Corp.	0.750%	12/28/12	62,000	62,060
2 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	16,000	16,283
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	90,850	98,861
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	14,075	15,223
2 Federal Home Loan Mortgage Corp.	0.875%	10/28/13	8,600	8,542
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	37,725	39,139
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	15,000	16,457
2 Federal Home Loan Mortgage Corp.	5.000%	1/30/14	9,000	10,004
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	19,000	19,699
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	9,500	10,648
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	41,950	44,147
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	84,950	88,431
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	17,650	17,350
2 Federal National Mortgage Assn.	1.000%	4/4/12	48,850	49,185
2 Federal National Mortgage Assn.	1.875%	4/20/12	41,425	42,171
2 Federal National Mortgage Assn.	4.875%	5/18/12	43,415	45,995
2 Federal National Mortgage Assn.	1.250%	6/22/12	50,510	51,026
2 Federal National Mortgage Assn.	1.125%	7/30/12	23,450	23,642
2 Federal National Mortgage Assn.	5.250%	8/1/12	4,300	4,593
2 Federal National Mortgage Assn.	4.375%	9/15/12	16,450	17,487
2 Federal National Mortgage Assn.	0.625%	9/24/12	10,475	10,476
2 Federal National Mortgage Assn.	4.750%	11/19/12	15,000	16,134
2 Federal National Mortgage Assn.	0.375%	12/28/12	14,250	14,161
2 Federal National Mortgage Assn.	3.625%	2/12/13	39,825	42,197
2 Federal National Mortgage Assn.	4.750%	2/21/13	14,925	16,152
2 Federal National Mortgage Assn.	4.375%	3/15/13	6,500	7,005
2 Federal National Mortgage Assn.	4.625%	5/1/13	10,550	11,366
2 Federal National Mortgage Assn.	1.750%	5/7/13	24,550	25,049
2 Federal National Mortgage Assn.	1.250%	8/20/13	59,325	59,666
2 Federal National Mortgage Assn.	1.000%	9/23/13	50,000	49,922
2 Federal National Mortgage Assn.	4.625%	10/15/13	9,850	10,797
2 Federal National Mortgage Assn.	0.750%	12/18/13	30,000	29,636
2 Federal National Mortgage Assn.	5.125%	1/2/14	9,550	10,479
2 Federal National Mortgage Assn.	2.750%	2/5/14	4,900	5,122
2 Federal National Mortgage Assn.	2.750%	3/13/14	63,275	66,140
2 Federal National Mortgage Assn.	4.125%	4/15/14	22,000	23,948
2 Federal National Mortgage Assn.	2.500%	5/15/14	32,550	33,736
2 Federal National Mortgage Assn.	3.000%	9/16/14	37,375	39,292
2 Federal National Mortgage Assn.	4.625%	10/15/14	18,225	20,221

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	2.625%	11/20/14	15,125	15,672
2	Federal National Mortgage Assn.	5.000%	4/15/15	25,000	28,148
2	Federal National Mortgage Assn.	2.375%	7/28/15	65,900	66,822
2	Federal National Mortgage Assn.	4.375%	10/15/15	6,400	7,037
2	Federal National Mortgage Assn.	1.625%	10/26/15	20,000	19,493
2	Federal National Mortgage Assn.	5.000%	3/15/16	35,000	39,473
1	General Electric Capital Corp.	1.800%	3/11/11	14,700	14,743
1	General Electric Capital Corp.	3.000%	12/9/11	10,850	11,112
1	General Electric Capital Corp.	2.250%	3/12/12	8,450	8,629
1	General Electric Capital Corp.	2.200%	6/8/12	21,925	22,414
1	General Electric Capital Corp.	2.000%	9/28/12	28,000	28,598
1	General Electric Capital Corp.	2.125%	12/21/12	3,200	3,283
1	General Electric Capital Corp.	2.625%	12/28/12	28,500	29,546
1	Goldman Sachs Group Inc.	1.700%	3/15/11	6,950	6,970
1	Goldman Sachs Group Inc.	2.150%	3/15/12	10,000	10,199
1	Goldman Sachs Group Inc.	3.250%	6/15/12	31,500	32,711
1	HSBC USA Inc.	3.125%	12/16/11	8,225	8,437
1	John Deere Capital Corp.	2.875%	6/19/12	4,000	4,134
1	JPMorgan Chase & Co.	1.650%	2/23/11	14,000	14,026
1	JPMorgan Chase & Co.	3.125%	12/1/11	27,175	27,848
1	JPMorgan Chase & Co.	2.200%	6/15/12	22,900	23,425
1	JPMorgan Chase & Co.	2.125%	12/26/12	6,250	6,428
1	Morgan Stanley	3.250%	12/1/11	11,850	12,159
1	Morgan Stanley	2.250%	3/13/12	7,400	7,551
1	Morgan Stanley	1.950%	6/20/12	18,050	18,405
1	PNC Funding Corp.	2.300%	6/22/12	8,025	8,221
	Private Export Funding Corp.	3.050%	10/15/14	900	942
1	Regions Bank	3.250%	12/9/11	10,000	10,265
1	Sovereign Bank	2.750%	1/17/12	2,950	3,019
1	State Street Corp.	2.150%	4/30/12	5,150	5,258
1	US Bancorp	2.250%	3/13/12	4,500	4,591
3	US Central Federal Credit Union	1.900%	10/19/12	6,375	6,505
1	Wells Fargo & Co.	3.000%	12/9/11	15,975	16,362
1	Wells Fargo & Co.	2.125%	6/15/12	9,475	9,685
3	Western Corporate Federal Credit Union	1.750%	11/2/12	3,100	3,154

					3,020,359

Total U.S. Government and Agency Obligations (Cost $14,573,226)					14,797,276

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
4	BA Covered Bond Issuer	5.500%	6/14/12	6,800	7,165
4	Cie de Financement Foncier	2.125%	4/22/13	3,600	3,615
5,6	Countrywide Home Loan Mortgage Pass Through Trust	2.917%	5/25/33	228	183
4	Nationwide Building Society	5.500%	7/18/12	2,700	2,849
4	Royal Bank of Canada	3.125%	4/14/15	5,750	5,952

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $19,082)					19,764

Corporate Bonds (20.6%)
Finance (9.3%)
	Banking (6.7%)
	American Express Bank FSB	5.550%	10/17/12	13,150	14,053
	American Express Bank FSB	5.500%	4/16/13	2,000	2,153
	American Express Centurion Bank	5.550%	10/17/12	550	588
	American Express Credit Corp.	5.875%	5/2/13	7,750	8,436
	American Express Credit Corp.	7.300%	8/20/13	5,475	6,174
	American Express Credit Corp.	5.125%	8/25/14	14,500	15,582
	American Express Credit Corp.	2.750%	9/15/15	4,175	4,116
	Banco Bradesco SA/Cayman Islands	8.750%	10/24/13	1,500	1,725
	Banco Santander Chile	2.875%	11/13/12	850	853
	Bank of America Corp.	5.375%	9/11/12	6,175	6,489
	Bank of America Corp.	4.875%	9/15/12	6,550	6,831
	Bank of America Corp.	4.875%	1/15/13	1,500	1,562
	Bank of America Corp.	4.900%	5/1/13	15,300	15,950

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of America Corp.	7.375%	5/15/14	13,200	14,741
Bank of America Corp.	5.375%	6/15/14	3,425	3,596
Bank of America Corp.	5.125%	11/15/14	5,150	5,407
Bank of America Corp.	4.500%	4/1/15	14,700	15,003
Bank of America Corp.	3.700%	9/1/15	15,875	15,763
Bank of Montreal	2.125%	6/28/13	3,875	3,955
Bank of New York Mellon Corp.	4.950%	1/14/11	2,825	2,828
Bank of New York Mellon Corp.	6.375%	4/1/12	1,000	1,066
Bank of New York Mellon Corp.	4.950%	11/1/12	18,400	19,767
Bank of New York Mellon Corp.	4.500%	4/1/13	2,200	2,355
Bank of New York Mellon Corp.	5.125%	8/27/13	2,830	3,097
Bank of New York Mellon Corp.	4.300%	5/15/14	4,625	4,932
Bank of New York Mellon Corp.	4.950%	3/15/15	1,700	1,845
Bank of Nova Scotia	2.250%	1/22/13	7,475	7,632
Bank of Nova Scotia	2.375%	12/17/13	6,500	6,690
Bank of Nova Scotia	3.400%	1/22/15	5,000	5,196
Bank of Nova Scotia	2.050%	10/7/15	2,950	2,871
4 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	2,000	1,961
Bank One Corp.	4.900%	4/30/15	2,375	2,492
Barclays Bank plc	5.450%	9/12/12	1,075	1,152
Barclays Bank plc	2.500%	1/23/13	18,000	18,322
Barclays Bank plc	5.200%	7/10/14	8,825	9,506
BB&T Corp.	3.850%	7/27/12	2,825	2,940
BB&T Corp.	4.750%	10/1/12	1,500	1,581
BB&T Corp.	3.375%	9/25/13	3,275	3,436
BB&T Corp.	5.700%	4/30/14	1,700	1,868
BB&T Corp.	5.200%	12/23/15	5,200	5,581
Bear Stearns Cos. LLC	5.350%	2/1/12	5,775	6,053
Bear Stearns Cos. LLC	6.950%	8/10/12	1,600	1,749
Bear Stearns Cos. LLC	5.700%	11/15/14	2,825	3,099
BNP Paribas	3.250%	3/11/15	5,975	6,051
BNP Paribas / BNP Paribas US Medium-Term Note
Program LLC	2.125%	12/21/12	6,175	6,276
BNY Mellon NA	4.750%	12/15/14	1,300	1,410
Canadian Imperial Bank of Commerce	1.450%	9/13/13	4,550	4,541
Canadian Imperial Bank of Commerce	2.350%	12/11/15	2,625	2,568
Capital One Financial Corp.	4.800%	2/21/12	50	52
Capital One Financial Corp.	7.375%	5/23/14	15,725	17,879
Citigroup Inc.	5.250%	2/27/12	8,800	9,195
Citigroup Inc.	5.625%	8/27/12	8,500	8,944
Citigroup Inc.	5.300%	10/17/12	16,800	17,823
Citigroup Inc.	5.500%	4/11/13	28,000	29,932
Citigroup Inc.	6.500%	8/19/13	7,700	8,443
Citigroup Inc.	6.000%	12/13/13	16,700	18,267
Citigroup Inc.	5.125%	5/5/14	2,525	2,682
Citigroup Inc.	6.375%	8/12/14	10,550	11,682
Citigroup Inc.	5.000%	9/15/14	14,275	14,762
Citigroup Inc.	5.500%	10/15/14	8,375	9,028
Citigroup Inc.	6.010%	1/15/15	6,700	7,360
Citigroup Inc.	4.750%	5/19/15	8,225	8,646
Citigroup Inc.	4.700%	5/29/15	2,600	2,712
Citigroup Inc.	4.587%	12/15/15	4,575	4,764
Comerica Inc.	4.800%	5/1/15	1,500	1,567
Comerica Inc.	3.000%	9/16/15	1,900	1,883
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands	2.125%	10/13/15	3,000	2,903
Countrywide Financial Corp.	5.800%	6/7/12	3,850	4,056
Credit Suisse	3.450%	7/2/12	21,400	22,183
Credit Suisse	5.000%	5/15/13	10,800	11,622
Credit Suisse	5.500%	5/1/14	16,450	18,024
Credit Suisse	3.500%	3/23/15	6,950	7,110
Credit Suisse USA Inc.	6.500%	1/15/12	14,575	15,412
Credit Suisse USA Inc.	5.500%	8/15/13	975	1,067
Credit Suisse USA Inc.	4.875%	1/15/15	5,755	6,187

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Deutsche Bank AG	5.375%	10/12/12	19,650	21,109
Deutsche Bank AG	2.375%	1/11/13	6,600	6,710
Deutsche Bank AG	4.875%	5/20/13	8,550	9,158
Deutsche Bank AG	3.450%	3/30/15	10,350	10,606
Deutsche Bank AG/London	3.875%	8/18/14	1,200	1,260
FIA Card Services NA	6.625%	6/15/12	1,000	1,056
Fifth Third Bancorp	6.250%	5/1/13	5,375	5,810
Fifth Third Bank	4.750%	2/1/15	2,800	2,891
First Horizon National Corp.	5.375%	12/15/15	2,600	2,627
First Tennessee Bank NA	5.050%	1/15/15	3,425	3,385
Golden West Financial Corp.	4.750%	10/1/12	4,425	4,685
5 Goldman Sachs Capital II	5.793%	12/29/49	6,250	5,289
Goldman Sachs Group Inc.	6.600%	1/15/12	24,000	25,387
Goldman Sachs Group Inc.	5.300%	2/14/12	3,725	3,898
Goldman Sachs Group Inc.	3.625%	8/1/12	1,800	1,861
Goldman Sachs Group Inc.	5.700%	9/1/12	3,250	3,477
Goldman Sachs Group Inc.	5.450%	11/1/12	3,050	3,266
Goldman Sachs Group Inc.	5.250%	4/1/13	2,250	2,418
Goldman Sachs Group Inc.	4.750%	7/15/13	10,750	11,427
Goldman Sachs Group Inc.	5.250%	10/15/13	5,125	5,544
Goldman Sachs Group Inc.	5.150%	1/15/14	3,575	3,838
Goldman Sachs Group Inc.	6.000%	5/1/14	36,425	40,023
Goldman Sachs Group Inc.	5.125%	1/15/15	4,400	4,734
Goldman Sachs Group Inc.	3.700%	8/1/15	14,350	14,625
HSBC Bank USA NA	4.625%	4/1/14	1,125	1,176
HSBC Holdings plc	5.250%	12/12/12	6,500	6,911
4 ICICI Bank Ltd./Bahrain	6.625%	10/3/12	6,275	6,675
JPMorgan Chase & Co.	6.625%	3/15/12	3,725	3,960
JPMorgan Chase & Co.	5.375%	10/1/12	48,375	51,792
JPMorgan Chase & Co.	5.750%	1/2/13	1,900	2,041
JPMorgan Chase & Co.	4.750%	5/1/13	5,325	5,699
JPMorgan Chase & Co.	1.650%	9/30/13	4,875	4,876
JPMorgan Chase & Co.	4.650%	6/1/14	9,300	9,928
JPMorgan Chase & Co.	5.125%	9/15/14	5,275	5,619
JPMorgan Chase & Co.	3.700%	1/20/15	9,725	10,059
JPMorgan Chase & Co.	4.750%	3/1/15	2,050	2,191
JPMorgan Chase & Co.	5.250%	5/1/15	3,975	4,223
JPMorgan Chase & Co.	3.400%	6/24/15	19,925	20,360
JPMorgan Chase & Co.	5.150%	10/1/15	3,000	3,197
KeyBank NA	5.500%	9/17/12	1,025	1,086
KeyBank NA	5.800%	7/1/14	3,000	3,219
KeyBank NA	4.950%	9/15/15	1,000	1,033
KeyCorp	6.500%	5/14/13	2,975	3,233
M&I Marshall & Ilsley Bank	5.250%	9/4/12	1,850	1,898
M&T Bank Corp.	5.375%	5/24/12	300	316
MBNA Corp.	7.500%	3/15/12	2,400	2,561
MBNA Corp.	6.125%	3/1/13	675	720
5 Mellon Capital IV	6.244%	6/29/49	1,750	1,610
Mellon Funding Corp.	5.000%	12/1/14	4,600	4,976
Merrill Lynch & Co. Inc.	6.050%	8/15/12	21,275	22,576
Merrill Lynch & Co. Inc.	5.450%	2/5/13	9,725	10,268
Merrill Lynch & Co. Inc.	6.150%	4/25/13	6,050	6,475
Merrill Lynch & Co. Inc.	5.450%	7/15/14	3,950	4,157
Merrill Lynch & Co. Inc.	5.000%	1/15/15	10,400	10,804
Morgan Stanley	5.625%	1/9/12	12,125	12,653
Morgan Stanley	6.600%	4/1/12	3,865	4,104
Morgan Stanley	5.750%	8/31/12	5,800	6,198
Morgan Stanley	5.250%	11/2/12	14,175	15,122
Morgan Stanley	5.300%	3/1/13	10,650	11,335
Morgan Stanley	4.750%	4/1/14	11,650	11,927
Morgan Stanley	6.000%	5/13/14	13,375	14,439
Morgan Stanley	4.200%	11/20/14	19,575	20,013
Morgan Stanley	4.100%	1/26/15	8,075	8,218
Morgan Stanley	6.000%	4/28/15	5,875	6,368

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Morgan Stanley	4.000%	7/24/15	3,000	3,035
	Morgan Stanley	5.375%	10/15/15	7,050	7,437
	National City Bank	4.625%	5/1/13	2,275	2,404
5	National City Preferred Capital Trust I	12.000%	12/31/49	2,825	3,171
	North Fork Bancorporation Inc.	5.875%	8/15/12	600	628
	Northern Trust Corp.	5.500%	8/15/13	1,875	2,069
	Northern Trust Corp.	4.625%	5/1/14	2,200	2,378
	Paribas	6.950%	7/22/13	775	860
	PNC Funding Corp.	3.625%	2/8/15	15,475	15,956
	Royal Bank of Canada	2.100%	7/29/13	11,800	12,028
	Royal Bank of Canada	2.625%	12/15/15	4,050	4,059
	Royal Bank of Scotland Group plc	5.050%	1/8/15	7,425	7,147
	Royal Bank of Scotland plc	3.400%	8/23/13	2,200	2,223
4	Royal Bank of Scotland plc	4.875%	8/25/14	4,000	4,129
	Royal Bank of Scotland plc	4.875%	3/16/15	8,600	8,796
	Royal Bank of Scotland plc	3.950%	9/21/15	6,525	6,408
	SouthTrust Corp.	5.800%	6/15/14	1,350	1,456
	Sovereign Bank	5.125%	3/15/13	1,600	1,628
5	State Street Capital Trust III	8.250%	3/15/42	2,500	2,522
	State Street Corp.	4.300%	5/30/14	1,000	1,067
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	3,300	3,597
	SunTrust Banks Inc.	5.250%	11/5/12	3,550	3,733
	UBS AG	3.875%	1/15/15	10,400	10,705
	UFJ Finance Aruba AEC	6.750%	7/15/13	5,550	6,160
4,5	Unicredit Luxembourg Finance SA	5.584%	1/13/17	500	480
	US Bancorp	2.000%	6/14/13	8,750	8,877
	US Bancorp	1.125%	10/30/13	4,850	4,796
	US Bancorp	4.200%	5/15/14	8,600	9,160
	US Bancorp	3.150%	3/4/15	4,800	4,933
	US Bank NA	6.375%	8/1/11	4,700	4,841
	US Bank NA	6.300%	2/4/14	1,850	2,057
	US Bank NA	4.950%	10/30/14	1,350	1,469
	Wachovia Bank NA	4.800%	11/3/14	4,425	4,682
	Wachovia Bank NA	5.000%	8/15/15	10,000	10,631
	Wachovia Corp.	5.500%	5/1/13	14,330	15,590
	Wachovia Corp.	5.250%	8/1/14	4,150	4,420
	Wells Fargo & Co.	4.875%	1/12/11	3,800	3,803
	Wells Fargo & Co.	5.250%	10/23/12	20,225	21,696
	Wells Fargo & Co.	4.375%	1/31/13	16,000	16,945
	Wells Fargo & Co.	4.950%	10/16/13	4,975	5,322
	Wells Fargo & Co.	3.750%	10/1/14	6,100	6,367
	Wells Fargo & Co.	3.625%	4/15/15	7,900	8,208
	Wells Fargo Bank NA	4.750%	2/9/15	8,150	8,645
5	Wells Fargo Capital XIII	7.700%	12/29/49	9,825	10,181
5	Wells Fargo Capital XV	9.750%	12/29/49	10,344	11,469
	Westpac Banking Corp.	2.250%	11/19/12	20,775	21,226
	Westpac Banking Corp.	4.200%	2/27/15	3,875	4,068
	Westpac Banking Corp.	3.000%	8/4/15	10,025	10,078
	Brokerage (0.1%)
	BlackRock Inc.	2.250%	12/10/12	1,500	1,533
	BlackRock Inc.	3.500%	12/10/14	3,300	3,413
	Charles Schwab Corp.	4.950%	6/1/14	5,684	6,161
	Franklin Resources Inc.	2.000%	5/20/13	2,350	2,374
	Franklin Resources Inc.	3.125%	5/20/15	1,400	1,425
	Invesco Ltd.	5.375%	2/27/13	975	1,028
	Jefferies Group Inc.	3.875%	11/9/15	3,900	3,840
	Lazard Group LLC	7.125%	5/15/15	1,875	2,020
	Nomura Holdings Inc.	5.000%	3/4/15	5,350	5,575
	TD Ameritrade Holding Corp.	2.950%	12/1/12	1,050	1,073
	TD Ameritrade Holding Corp.	4.150%	12/1/14	1,775	1,835
	Finance Companies (1.1%)
	Block Financial LLC	7.875%	1/15/13	1,950	2,048
^	Block Financial LLC	5.125%	10/30/14	5,000	4,925

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
GATX Corp.	4.750%	10/1/12	800	839
GATX Corp.	8.750%	5/15/14	1,000	1,160
General Electric Capital Corp.	6.125%	2/22/11	12,325	12,415
General Electric Capital Corp.	5.875%	2/15/12	4,285	4,514
General Electric Capital Corp.	4.375%	3/3/12	4,325	4,497
General Electric Capital Corp.	6.000%	6/15/12	17,350	18,546
General Electric Capital Corp.	3.500%	8/13/12	24,475	25,318
General Electric Capital Corp.	5.250%	10/19/12	18,750	20,034
General Electric Capital Corp.	2.800%	1/8/13	200	205
General Electric Capital Corp.	5.450%	1/15/13	6,975	7,500
General Electric Capital Corp.	4.800%	5/1/13	16,925	18,110
General Electric Capital Corp.	1.875%	9/16/13	6,475	6,486
General Electric Capital Corp.	5.900%	5/13/14	2,750	3,042
General Electric Capital Corp.	5.500%	6/4/14	4,525	4,931
General Electric Capital Corp.	5.650%	6/9/14	4,500	4,909
General Electric Capital Corp.	3.750%	11/14/14	25,700	26,657
General Electric Capital Corp.	3.500%	6/29/15	6,000	6,118
General Electric Capital Corp.	4.375%	9/21/15	2,500	2,630
5 HSBC Finance Capital Trust IX	5.911%	11/30/35	2,925	2,695
HSBC Finance Corp.	7.000%	5/15/12	5,525	5,927
HSBC Finance Corp.	5.900%	6/19/12	10,975	11,639
HSBC Finance Corp.	6.375%	11/27/12	14,525	15,736
HSBC Finance Corp.	4.750%	7/15/13	4,675	4,930
SLM Corp.	5.400%	10/25/11	3,525	3,592
SLM Corp.	5.125%	8/27/12	2,500	2,561
SLM Corp.	5.375%	1/15/13	2,400	2,434
SLM Corp.	5.000%	10/1/13	4,350	4,392
SLM Corp.	5.375%	5/15/14	1,850	1,870
SLM Corp.	5.050%	11/14/14	1,400	1,372
Insurance (1.1%)
ACE INA Holdings Inc.	5.875%	6/15/14	2,754	3,042
ACE INA Holdings Inc.	5.600%	5/15/15	2,050	2,264
ACE INA Holdings Inc.	2.600%	11/23/15	1,375	1,348
Aegon NV	4.750%	6/1/13	2,500	2,614
Allstate Corp.	6.125%	2/15/12	1,450	1,529
Allstate Life Global Funding Trusts	5.375%	4/30/13	11,075	12,034
American International Group Inc.	4.950%	3/20/12	1,475	1,519
American International Group Inc.	4.250%	5/15/13	7,250	7,449
AON Corp.	3.500%	9/30/15	1,750	1,748
Assurant Inc.	5.625%	2/15/14	3,575	3,746
Axis Capital Holdings Ltd.	5.750%	12/1/14	1,800	1,887
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	17,350	18,071
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	7,325	7,857
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	4,875	5,335
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,075	3,366
Berkshire Hathaway Inc.	1.400%	2/10/12	8,275	8,345
Berkshire Hathaway Inc.	2.125%	2/11/13	2,200	2,239
Berkshire Hathaway Inc.	3.200%	2/11/15	7,675	7,906
Chubb Corp.	5.200%	4/1/13	3,000	3,243
CNA Financial Corp.	5.850%	12/15/14	1,575	1,664
Coventry Health Care Inc.	6.300%	8/15/14	4,500	4,732
Genworth Financial Inc.	5.750%	6/15/14	3,325	3,404
Jefferson-Pilot Corp.	4.750%	1/30/14	2,400	2,503
Lincoln National Corp.	5.650%	8/27/12	225	239
Lincoln National Corp.	4.300%	6/15/15	2,000	2,058
Manulife Financial Corp.	3.400%	9/17/15	4,025	3,972
Marsh & McLennan Cos. Inc.	6.250%	3/15/12	2,175	2,284
Marsh & McLennan Cos. Inc.	4.850%	2/15/13	2,000	2,083
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	1,500	1,596
MetLife Inc.	5.375%	12/15/12	2,850	3,065
MetLife Inc.	5.000%	11/24/13	2,050	2,219
MetLife Inc.	2.375%	2/6/14	4,175	4,195
MetLife Inc.	5.000%	6/15/15	6,825	7,367

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Metropolitan Life Global Funding I	2.875%	9/17/12	2,575	2,640
OneBeacon US Holdings Inc.	5.875%	5/15/13	1,625	1,689
Principal Financial Group Inc.	7.875%	5/15/14	4,600	5,292
Principal Life Income Funding Trusts	5.300%	12/14/12	1,900	2,044
Principal Life Income Funding Trusts	5.300%	4/24/13	2,350	2,537
Progressive Corp.	6.375%	1/15/12	850	897
Protective Life Secured Trusts	5.450%	9/28/12	1,290	1,369
Prudential Financial Inc.	5.800%	6/15/12	1,700	1,805
Prudential Financial Inc.	3.625%	9/17/12	4,700	4,865
Prudential Financial Inc.	5.150%	1/15/13	10,050	10,693
Prudential Financial Inc.	4.500%	7/15/13	450	475
Prudential Financial Inc.	4.750%	4/1/14	1,475	1,555
Prudential Financial Inc.	5.100%	9/20/14	1,325	1,423
Prudential Financial Inc.	3.875%	1/14/15	2,750	2,822
Prudential Financial Inc.	6.200%	1/15/15	4,675	5,137
Prudential Financial Inc.	4.750%	9/17/15	3,100	3,297
Transatlantic Holdings Inc.	5.750%	12/14/15	3,275	3,436
Travelers Cos. Inc.	5.375%	6/15/12	700	742
Travelers Property Casualty Corp.	5.000%	3/15/13	2,500	2,688
UnitedHealth Group Inc.	5.500%	11/15/12	5,000	5,368
UnitedHealth Group Inc.	4.875%	2/15/13	1,625	1,726
UnitedHealth Group Inc.	4.875%	4/1/13	1,625	1,734
UnitedHealth Group Inc.	5.000%	8/15/14	4,975	5,388
WellPoint Health Networks Inc.	6.375%	1/15/12	1,650	1,743
WellPoint Inc.	5.000%	1/15/11	1,950	1,952
WellPoint Inc.	6.800%	8/1/12	1,150	1,249
WellPoint Inc.	6.000%	2/15/14	1,700	1,886
WellPoint Inc.	5.000%	12/15/14	1,475	1,597
Willis North America Inc.	5.625%	7/15/15	1,900	1,979
XL Capital Finance Europe plc	6.500%	1/15/12	2,160	2,250
XL Group plc	5.250%	9/15/14	1,400	1,456
Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	4,400	4,837
CME Group Inc.	5.750%	2/15/14	2,000	2,216
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,750	1,784
NYSE Euronext	4.800%	6/28/13	2,700	2,903
ORIX Corp.	4.710%	4/27/15	750	754
Real Estate Investment Trusts (0.2%)
Arden Realty LP	5.250%	3/1/15	1,250	1,330
AvalonBay Communities Inc.	5.500%	1/15/12	1,054	1,101
Brandywine Operating Partnership LP	5.750%	4/1/12	765	786
Brandywine Operating Partnership LP	5.400%	11/1/14	1,650	1,694
4 Digital Realty Trust LP	4.500%	7/15/15	475	479
Duke Realty LP	6.250%	5/15/13	1,500	1,607
Duke Realty LP	7.375%	2/15/15	2,650	2,972
ERP Operating LP	6.625%	3/15/12	1,350	1,438
ERP Operating LP	5.500%	10/1/12	2,000	2,134
ERP Operating LP	5.200%	4/1/13	1,000	1,076
ERP Operating LP	5.250%	9/15/14	1,350	1,453
HCP Inc.	5.950%	9/15/11	625	645
HCP Inc.	6.450%	6/25/12	750	793
HCP Inc.	5.650%	12/15/13	2,250	2,395
Health Care REIT Inc.	6.000%	11/15/13	2,775	3,038
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,400	1,464
Hospitality Properties Trust	7.875%	8/15/14	1,775	1,962
Kilroy Realty LP	5.000%	11/3/15	1,075	1,067
Liberty Property LP	5.125%	3/2/15	4,500	4,798
Nationwide Health Properties Inc.	6.250%	2/1/13	1,850	1,980
ProLogis	7.625%	8/15/14	1,400	1,565
Simon Property Group LP	6.750%	5/15/14	500	569
Simon Property Group LP	4.200%	2/1/15	6,400	6,698
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,100	1,060
				1,918,231

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Industrial (9.8%)
Basic Industry (0.8%)
Airgas Inc.	4.500%	9/15/14	1,525	1,589
Airgas Inc.	3.250%	10/1/15	2,950	2,902
Alcoa Inc.	5.375%	1/15/13	650	693
Alcoa Inc.	6.000%	7/15/13	3,725	4,067
ArcelorMittal	5.375%	6/1/13	8,050	8,552
ArcelorMittal	9.000%	2/15/15	7,100	8,446
ArcelorMittal	3.750%	8/5/15	575	579
ArcelorMittal USA Inc.	6.500%	4/15/14	2,500	2,722
Barrick Gold Financeco LLC	6.125%	9/15/13	5,450	6,102
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	475	500
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	3,000	3,231
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	13,050	14,438
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,475	3,691
Dow Chemical Co.	4.850%	8/15/12	10,050	10,596
Dow Chemical Co.	6.000%	10/1/12	3,000	3,235
Dow Chemical Co.	7.600%	5/15/14	13,975	16,089
Dow Chemical Co.	5.900%	2/15/15	1,600	1,770
Eastman Chemical Co.	3.000%	12/15/15	1,025	1,012
EI du Pont de Nemours & Co.	5.000%	1/15/13	2,267	2,437
EI du Pont de Nemours & Co.	5.000%	7/15/13	4,500	4,905
EI du Pont de Nemours & Co.	4.875%	4/30/14	2,550	2,783
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	5,000	5,275
ICI Wilmington Inc.	5.625%	12/1/13	1,600	1,746
International Paper Co.	7.400%	6/15/14	3,000	3,389
Lubrizol Corp.	5.500%	10/1/14	1,850	2,014
Monsanto Co.	7.375%	8/15/12	1,200	1,321
4 Mosaic Co.	7.375%	12/1/14	775	802
Nucor Corp.	5.000%	12/1/12	925	992
Nucor Corp.	5.000%	6/1/13	1,200	1,297
Plum Creek Timberlands LP	5.875%	11/15/15	1,650	1,786
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,000	5,147
PPG Industries Inc.	5.750%	3/15/13	1,875	2,034
Praxair Inc.	6.375%	4/1/12	1,250	1,335
Praxair Inc.	1.750%	11/15/12	1,150	1,166
Praxair Inc.	3.950%	6/1/13	825	876
Praxair Inc.	4.375%	3/31/14	1,125	1,203
Praxair Inc.	5.250%	11/15/14	2,750	3,056
Praxair Inc.	4.625%	3/30/15	1,625	1,771
Rio Tinto Alcan Inc.	4.500%	5/15/13	775	828
Rio Tinto Alcan Inc.	5.200%	1/15/14	1,500	1,605
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	17,550	21,245
Sherwin-Williams Co.	3.125%	12/15/14	1,900	1,964
Teck Resources Ltd.	9.750%	5/15/14	4,115	5,118
Vale Canada Ltd.	5.700%	10/15/15	1,125	1,214
WMC Finance USA Ltd.	5.125%	5/15/13	1,600	1,728
Xstrata Canada Corp.	7.350%	6/5/12	1,000	1,071
Xstrata Canada Corp.	7.250%	7/15/12	1,500	1,610
Xstrata Canada Corp.	6.000%	10/15/15	1,525	1,668
Capital Goods (1.0%)
3M Co.	4.500%	11/1/11	3,000	3,099
3M Co.	4.375%	8/15/13	2,000	2,168
Bemis Co. Inc.	4.875%	4/1/12	1,600	1,662
Bemis Co. Inc.	5.650%	8/1/14	2,875	3,134
Black & Decker Corp.	4.750%	11/1/14	1,025	1,101
Boeing Capital Corp.	6.500%	2/15/12	4,700	4,992
Boeing Capital Corp.	5.800%	1/15/13	750	817
Boeing Capital Corp.	3.250%	10/27/14	2,425	2,516
Boeing Co.	1.875%	11/20/12	2,750	2,800
Boeing Co.	3.500%	2/15/15	3,325	3,487
Caterpillar Financial Services Corp.	4.250%	2/8/13	700	739
Caterpillar Financial Services Corp.	2.000%	4/5/13	800	813

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Caterpillar Financial Services Corp.	6.200%	9/30/13	2,350	2,638
Caterpillar Financial Services Corp.	6.125%	2/17/14	31,900	35,860
Cooper US Inc.	5.250%	11/15/12	5,250	5,643
CRH America Inc.	5.625%	9/30/11	1,633	1,691
CRH America Inc.	6.950%	3/15/12	2,000	2,133
CRH America Inc.	5.300%	10/15/13	2,075	2,218
Deere & Co.	6.950%	4/25/14	1,325	1,538
Eaton Corp.	4.900%	5/15/13	3,850	4,139
Emerson Electric Co.	4.625%	10/15/12	3,200	3,408
General Dynamics Corp.	4.250%	5/15/13	3,800	4,069
General Dynamics Corp.	5.250%	2/1/14	4,100	4,515
General Electric Co.	5.000%	2/1/13	27,500	29,399
Harsco Corp.	2.700%	10/15/15	3,400	3,314
Honeywell International Inc.	5.625%	8/1/12	775	833
Honeywell International Inc.	4.250%	3/1/13	2,050	2,187
Honeywell International Inc.	3.875%	2/15/14	8,900	9,451
Illinois Tool Works Inc.	5.150%	4/1/14	2,150	2,367
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,800	1,987
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	6,700	8,057
John Deere Capital Corp.	7.000%	3/15/12	19,650	21,101
John Deere Capital Corp.	5.250%	10/1/12	575	618
John Deere Capital Corp.	4.950%	12/17/12	2,300	2,479
John Deere Capital Corp.	2.950%	3/9/15	1,025	1,051
Lockheed Martin Corp.	4.121%	3/14/13	6,500	6,888
Raytheon Co.	1.625%	10/15/15	2,000	1,919
Roper Industries Inc.	6.625%	8/15/13	1,650	1,837
Tyco International Finance SA	4.125%	10/15/14	4,000	4,236
United Technologies Corp.	6.100%	5/15/12	1,000	1,073
United Technologies Corp.	4.875%	5/1/15	2,300	2,545
Vulcan Materials Co.	6.300%	6/15/13	1,250	1,324
Waste Management Inc.	5.000%	3/15/14	2,075	2,241
Waste Management Inc.	6.375%	3/11/15	1,600	1,819
Communication (2.0%)
Alltel Corp.	7.000%	7/1/12	1,120	1,218
America Movil SAB de CV	5.750%	1/15/15	1,525	1,693
American Tower Corp.	4.625%	4/1/15	1,775	1,855
AT&T Inc.	6.250%	3/15/11	3,075	3,110
AT&T Inc.	5.875%	2/1/12	4,725	4,980
AT&T Inc.	5.875%	8/15/12	1,825	1,969
AT&T Inc.	4.950%	1/15/13	8,175	8,770
AT&T Inc.	6.700%	11/15/13	11,525	13,117
AT&T Inc.	4.850%	2/15/14	7,925	8,547
AT&T Inc.	5.100%	9/15/14	13,800	15,106
AT&T Inc.	2.500%	8/15/15	7,875	7,863
BellSouth Corp.	5.200%	9/15/14	200	218
British Telecommunications plc	5.150%	1/15/13	7,475	7,962
CBS Corp.	5.625%	8/15/12	115	122
CBS Corp.	8.200%	5/15/14	3,500	4,072
Cellco Partnership / Verizon Wireless Capital LLC	5.250%	2/1/12	2,000	2,095
Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	5,675	6,586
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	26,000	28,773
CenturyLink Inc.	7.875%	8/15/12	3,000	3,258
CenturyLink Inc.	5.000%	2/15/15	700	718
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	4,965	5,649
Comcast Cable Communications LLC	6.750%	1/30/11	14,675	14,739
COX Communications Inc.	7.125%	10/1/12	4,000	4,381
COX Communications Inc.	4.625%	6/1/13	6,435	6,877
COX Communications Inc.	5.450%	12/15/14	1,450	1,594
COX Communications Inc.	5.500%	10/1/15	1,775	1,955
Deutsche Telekom International Finance BV	5.250%	7/22/13	4,015	4,355
Deutsche Telekom International Finance BV	5.875%	8/20/13	4,525	4,992
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,100	1,182
DIRECTV Holdings LLC	3.550%	3/15/15	7,100	7,203

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	1,875	1,999
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	6/15/15	3,500	3,614
France Telecom SA	4.375%	7/8/14	4,475	4,793
France Telecom SA	2.125%	9/16/15	600	585
McGraw-Hill Cos. Inc.	5.375%	11/15/12	2,475	2,616
4 NBC Universal Inc.	2.100%	4/1/14	5,000	4,992
4 NBC Universal Inc.	3.650%	4/30/15	2,000	2,050
New Cingular Wireless Services Inc.	8.125%	5/1/12	16,575	18,116
News America Holdings Inc.	9.250%	2/1/13	2,825	3,248
News America Inc.	5.300%	12/15/14	1,450	1,603
Qwest Corp.	8.875%	3/15/12	12,525	13,558
Reed Elsevier Capital Inc.	7.750%	1/15/14	3,900	4,472
Rogers Communications Inc.	7.250%	12/15/12	6,500	7,224
Rogers Communications Inc.	6.375%	3/1/14	3,000	3,359
Rogers Communications Inc.	5.500%	3/15/14	2,150	2,338
RR Donnelley & Sons Co.	4.950%	4/1/14	2,550	2,607
Telecom Italia Capital SA	5.250%	11/15/13	6,675	6,961
Telecom Italia Capital SA	6.175%	6/18/14	9,950	10,593
Telecom Italia Capital SA	4.950%	9/30/14	7,514	7,695
Telecom Italia Capital SA	5.250%	10/1/15	2,000	2,040
Telefonica Emisiones SAU	5.855%	2/4/13	7,000	7,458
Telefonica Emisiones SAU	2.582%	4/26/13	2,000	1,996
Telefonica Emisiones SAU	4.949%	1/15/15	1,550	1,606
Telefonica Emisiones SAU	3.729%	4/27/15	8,350	8,266
Thomson Reuters Corp.	5.950%	7/15/13	3,925	4,357
Thomson Reuters Corp.	5.700%	10/1/14	2,350	2,610
Time Warner Cable Inc.	5.400%	7/2/12	9,300	9,865
Time Warner Cable Inc.	6.200%	7/1/13	7,750	8,605
Time Warner Cable Inc.	7.500%	4/1/14	7,700	8,852
Time Warner Cable Inc.	3.500%	2/1/15	1,125	1,155
Time Warner Entertainment Co. LP	8.875%	10/1/12	1,000	1,124
Verizon Communications Inc.	4.350%	2/15/13	6,025	6,421
Verizon Communications Inc.	5.250%	4/15/13	18,300	19,938
Verizon Florida LLC	6.125%	1/15/13	1,500	1,633
Verizon Global Funding Corp.	6.875%	6/15/12	2,500	2,715
Verizon Global Funding Corp.	7.375%	9/1/12	4,450	4,921
Verizon Global Funding Corp.	4.375%	6/1/13	250	268
Verizon New Jersey Inc.	5.875%	1/17/12	3,700	3,874
Verizon New York Inc.	6.875%	4/1/12	2,000	2,135
Verizon Virginia Inc.	4.625%	3/15/13	3,600	3,794
Vodafone Group plc	5.350%	2/27/12	9,025	9,475
Vodafone Group plc	4.150%	6/10/14	4,025	4,249
Vodafone Group plc	3.375%	11/24/15	3,550	3,620
WPP Finance UK	5.875%	6/15/14	3,475	3,755
WPP Finance UK	8.000%	9/15/14	4,075	4,695
Consumer Cyclical (0.8%)
AutoZone Inc.	6.500%	1/15/14	5,000	5,544
Best Buy Co. Inc.	6.750%	7/15/13	3,350	3,679
Costco Wholesale Corp.	5.300%	3/15/12	4,000	4,215
CVS Caremark Corp.	4.875%	9/15/14	4,725	5,123
CVS Caremark Corp.	3.250%	5/18/15	2,950	2,999
5 CVS Caremark Corp.	6.302%	6/1/37	2,500	2,418
Daimler Finance North America LLC	5.750%	9/8/11	6,000	6,196
Daimler Finance North America LLC	7.300%	1/15/12	3,475	3,701
Daimler Finance North America LLC	6.500%	11/15/13	4,850	5,488
Darden Restaurants Inc.	5.625%	10/15/12	1,300	1,392
eBay Inc.	0.875%	10/15/13	1,975	1,952
eBay Inc.	1.625%	10/15/15	1,975	1,898
Home Depot Inc.	5.250%	12/16/13	4,625	5,077
Johnson Controls Inc.	4.875%	9/15/13	1,000	1,072
Lowe's Cos. Inc.	5.600%	9/15/12	3,200	3,454
Marriott International Inc.	4.625%	6/15/12	1,175	1,219
Marriott International Inc.	5.625%	2/15/13	1,425	1,521

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
McDonald's Corp.	5.750%	3/1/12	1,800	1,898
McDonald's Corp.	4.300%	3/1/13	2,000	2,134
Nordstrom Inc.	6.750%	6/1/14	1,150	1,299
PACCAR Financial Corp.	1.950%	12/17/12	2,150	2,188
PACCAR Financial Corp.	2.050%	6/17/13	650	659
PACCAR Inc.	6.875%	2/15/14	4,450	5,080
Staples Inc.	9.750%	1/15/14	16,325	19,712
Target Corp.	6.350%	1/15/11	4,900	4,908
Target Corp.	5.125%	1/15/13	1,075	1,159
Target Corp.	4.000%	6/15/13	825	882
Time Warner Inc.	3.150%	7/15/15	3,700	3,751
Toll Brothers Finance Corp.	6.875%	11/15/12	59	63
Toll Brothers Finance Corp.	5.950%	9/15/13	45	47
Toll Brothers Finance Corp.	5.150%	5/15/15	1,900	1,935
Toyota Motor Credit Corp.	3.200%	6/17/15	5,800	6,012
Turner Broadcasting System Inc.	8.375%	7/1/13	2,385	2,740
Viacom Inc.	4.375%	9/15/14	600	638
Wal-Mart Stores Inc.	4.550%	5/1/13	7,575	8,155
Wal-Mart Stores Inc.	7.250%	6/1/13	2,300	2,620
Wal-Mart Stores Inc.	3.200%	5/15/14	7,769	8,123
Wal-Mart Stores Inc.	2.875%	4/1/15	3,975	4,075
Wal-Mart Stores Inc.	2.250%	7/8/15	4,250	4,227
Wal-Mart Stores Inc.	1.500%	10/25/15	9,975	9,550
Walgreen Co.	4.875%	8/1/13	8,500	9,301
Walt Disney Co.	6.375%	3/1/12	1,500	1,598
Walt Disney Co.	4.700%	12/1/12	7,200	7,719
Walt Disney Co.	4.500%	12/15/13	325	355
Walt Disney Co.	6.200%	6/20/14	3,000	3,432
Western Union Co.	6.500%	2/26/14	3,350	3,747
Yum! Brands Inc.	7.700%	7/1/12	1,600	1,742
Consumer Noncyclical (2.9%)
Abbott Laboratories	5.150%	11/30/12	3,325	3,596
Abbott Laboratories	2.700%	5/27/15	3,900	3,969
Altria Group Inc.	8.500%	11/10/13	5,100	6,037
Altria Group Inc.	7.750%	2/6/14	9,500	10,912
Altria Group Inc.	4.125%	9/11/15	8,925	9,338
AmerisourceBergen Corp.	5.625%	9/15/12	2,725	2,902
AmerisourceBergen Corp.	5.875%	9/15/15	1,825	2,017
Amgen Inc.	4.850%	11/18/14	6,625	7,276
Anheuser-Busch Cos. Inc.	4.700%	4/15/12	1,500	1,569
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	1,500	1,580
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	12,375	12,771
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	8,075	8,242
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	7,350	7,754
AstraZeneca plc	5.400%	9/15/12	11,875	12,805
Baxter International Inc.	4.000%	3/1/14	1,650	1,763
Baxter International Inc.	4.625%	3/15/15	2,750	2,993
Biogen Idec Inc.	6.000%	3/1/13	4,725	5,101
Bottling Group LLC	4.625%	11/15/12	4,500	4,811
Bottling Group LLC	5.000%	11/15/13	1,500	1,651
Bottling Group LLC	6.950%	3/15/14	9,300	10,756
Bristol-Myers Squibb Co.	5.250%	8/15/13	1,675	1,847
Brown-Forman Corp.	2.500%	1/15/16	625	617
Bunge Ltd. Finance Corp.	5.875%	5/15/13	1,600	1,716
Bunge Ltd. Finance Corp.	5.350%	4/15/14	5,350	5,607
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	1,990
Cardinal Health Inc.	5.650%	6/15/12	32	34
Cardinal Health Inc.	4.000%	6/15/15	1,875	1,937
CareFusion Corp.	4.125%	8/1/12	600	625
CareFusion Corp.	5.125%	8/1/14	5,975	6,439
Celgene Corp.	2.450%	10/15/15	1,600	1,556
Church & Dwight Co. Inc.	3.350%	12/15/15	1,225	1,229
Cia de Bebidas das Americas	8.750%	9/15/13	1,050	1,211

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Clorox Co.	5.450%	10/15/12	1,200	1,286
Clorox Co.	5.000%	3/1/13	2,000	2,141
Clorox Co.	5.000%	1/15/15	3,700	4,007
Coca-Cola Co.	0.750%	11/15/13	2,900	2,866
Coca-Cola Co.	3.625%	3/15/14	3,075	3,239
Coca-Cola Co.	1.500%	11/15/15	6,400	6,155
Coca-Cola Enterprises Inc.	2.125%	9/15/15	3,000	2,915
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,800	1,930
Coca-Cola HBC Finance BV	5.500%	9/17/15	2,000	2,172
Coca-Cola Refreshments USA Inc.	3.750%	3/1/12	2,000	2,072
Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	2,300	2,518
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	5,375	6,254
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	1,700	1,832
Colgate-Palmolive Co.	5.980%	4/25/12	1,250	1,335
ConAgra Foods Inc.	5.875%	4/15/14	450	496
Corn Products International Inc.	3.200%	11/1/15	350	352
Covidien International Finance SA	5.450%	10/15/12	2,425	2,611
Covidien International Finance SA	1.875%	6/15/13	4,000	4,040
Delhaize Group SA	5.875%	2/1/14	400	440
Diageo Capital plc	5.200%	1/30/13	5,036	5,432
Diageo Finance BV	5.500%	4/1/13	1,500	1,636
Diageo Finance BV	5.300%	10/28/15	3,075	3,422
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	1,600	1,636
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	325	358
Eli Lilly & Co.	3.550%	3/6/12	3,400	3,512
Eli Lilly & Co.	6.000%	3/15/12	2,775	2,956
Eli Lilly & Co.	4.200%	3/6/14	2,425	2,598
Express Scripts Inc.	5.250%	6/15/12	3,950	4,176
Express Scripts Inc.	6.250%	6/15/14	10,550	11,783
Fortune Brands Inc.	3.000%	6/1/12	1,725	1,749
Fortune Brands Inc.	4.875%	12/1/13	1,000	1,045
Fortune Brands Inc.	6.375%	6/15/14	1,975	2,136
General Mills Inc.	6.000%	2/15/12	1,300	1,373
General Mills Inc.	5.650%	9/10/12	3,050	3,283
General Mills Inc.	5.250%	8/15/13	7,325	8,036
General Mills Inc.	5.200%	3/17/15	8,200	9,061
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	11,550	12,511
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	5,200	5,606
Hasbro Inc.	6.125%	5/15/14	3,000	3,253
HJ Heinz Co.	5.350%	7/15/13	1,300	1,425
HJ Heinz Finance Co.	6.000%	3/15/12	1,500	1,587
Hospira Inc.	5.900%	6/15/14	675	743
Johnson & Johnson	5.150%	8/15/12	1,650	1,769
Kellogg Co.	5.125%	12/3/12	5,000	5,377
Kellogg Co.	4.250%	3/6/13	4,175	4,428
Kimberly-Clark Corp.	5.625%	2/15/12	2,075	2,186
Kimberly-Clark Corp.	4.875%	8/15/15	175	194
Koninklijke Philips Electronics NV	4.625%	3/11/13	1,450	1,546
Kraft Foods Inc.	6.250%	6/1/12	5,129	5,491
Kraft Foods Inc.	2.625%	5/8/13	13,525	13,890
Kraft Foods Inc.	5.250%	10/1/13	3,200	3,498
Kraft Foods Inc.	6.750%	2/19/14	7,450	8,475
Kroger Co.	6.750%	4/15/12	3,050	3,261
Kroger Co.	6.200%	6/15/12	2,525	2,704
Kroger Co.	5.500%	2/1/13	1,425	1,535
Kroger Co.	5.000%	4/15/13	1,550	1,666
Kroger Co.	7.500%	1/15/14	8,800	10,131
Laboratory Corp. of America Holdings	5.500%	2/1/13	875	935
Life Technologies Corp.	4.400%	3/1/15	2,875	2,983
Life Technologies Corp.	3.500%	1/15/16	725	721
McKesson Corp.	7.750%	2/1/12	1,475	1,576
McKesson Corp.	5.250%	3/1/13	2,025	2,172
Mead Johnson Nutrition Co.	3.500%	11/1/14	5,225	5,375
Medco Health Solutions Inc.	6.125%	3/15/13	4,125	4,493

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Medco Health Solutions Inc.	7.250%	8/15/13	400	453
Medco Health Solutions Inc.	2.750%	9/15/15	200	199
Medtronic Inc.	4.500%	3/15/14	1,975	2,138
Medtronic Inc.	3.000%	3/15/15	5,000	5,144
Merck & Co. Inc.	5.125%	11/15/11	1,850	1,922
Merck & Co. Inc.	5.300%	12/1/13	4,375	4,866
Merck & Co. Inc.	4.750%	3/1/15	4,875	5,365
Merck & Co. Inc.	2.250%	1/15/16	6,300	6,236
Newell Rubbermaid Inc.	5.500%	4/15/13	2,500	2,682
Novartis Capital Corp.	1.900%	4/24/13	7,650	7,771
Novartis Capital Corp.	4.125%	2/10/14	7,450	7,963
Novartis Capital Corp.	2.900%	4/24/15	13,125	13,459
PepsiAmericas Inc.	5.750%	7/31/12	800	861
PepsiAmericas Inc.	4.375%	2/15/14	1,675	1,800
PepsiAmericas Inc.	4.875%	1/15/15	1,525	1,680
PepsiCo Inc.	5.150%	5/15/12	3,250	3,444
PepsiCo Inc.	4.650%	2/15/13	3,025	3,249
PepsiCo Inc.	3.750%	3/1/14	6,975	7,369
PepsiCo Inc.	3.100%	1/15/15	2,900	3,020
Pfizer Inc.	4.450%	3/15/12	33,625	35,120
Pfizer Inc.	4.500%	2/15/14	925	1,001
Pfizer Inc.	5.350%	3/15/15	9,550	10,738
Philip Morris International Inc.	4.875%	5/16/13	16,925	18,309
Philip Morris International Inc.	6.875%	3/17/14	3,825	4,400
Procter & Gamble Co.	1.375%	8/1/12	5,000	5,051
Procter & Gamble Co.	3.500%	2/15/15	3,525	3,708
Procter & Gamble Co.	1.800%	11/15/15	5,075	4,976
Procter & Gamble Co.	4.850%	12/15/15	4,500	5,016
Reynolds American Inc.	7.250%	6/1/12	3,850	4,119
Reynolds American Inc.	7.250%	6/1/13	1,500	1,663
Safeway Inc.	5.800%	8/15/12	3,050	3,274
Safeway Inc.	6.250%	3/15/14	6,000	6,638
St. Jude Medical Inc.	2.200%	9/15/13	3,125	3,174
St. Jude Medical Inc.	3.750%	7/15/14	2,950	3,112
Stryker Corp.	3.000%	1/15/15	1,500	1,536
Sysco Corp.	4.200%	2/12/13	600	637
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	2,100	2,133
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	5,500	5,545
Thermo Fisher Scientific Inc.	2.150%	12/28/12	1,300	1,323
Thermo Fisher Scientific Inc.	3.250%	11/20/14	1,275	1,314
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,600	1,631
Unilever Capital Corp.	3.650%	2/15/14	1,350	1,420
UST LLC	6.625%	7/15/12	1,000	1,074
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,000	4,261
Whirlpool Corp.	5.500%	3/1/13	4,225	4,476
Whirlpool Corp.	8.600%	5/1/14	1,100	1,269
Wyeth	5.500%	3/15/13	5,600	6,107
Wyeth	5.500%	2/1/14	2,750	3,049
Energy (1.1%)
Anadarko Petroleum Corp.	7.625%	3/15/14	5,375	6,022
Anadarko Petroleum Corp.	5.750%	6/15/14	900	962
Apache Corp.	6.250%	4/15/12	1,000	1,070
Apache Corp.	5.250%	4/15/13	1,500	1,634
Apache Corp.	6.000%	9/15/13	1,675	1,883
Baker Hughes Inc.	6.500%	11/15/13	3,600	4,097
BP Capital Markets plc	3.125%	3/10/12	5,275	5,392
BP Capital Markets plc	5.250%	11/7/13	11,350	12,307
BP Capital Markets plc	3.625%	5/8/14	5,500	5,666
BP Capital Markets plc	3.875%	3/10/15	8,425	8,721
BP Capital Markets plc	3.125%	10/1/15	7,525	7,492
Canadian Natural Resources Ltd.	5.450%	10/1/12	3,550	3,807
Canadian Natural Resources Ltd.	5.150%	2/1/13	500	539

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Canadian Natural Resources Ltd.	4.900%	12/1/14	550	599
Cenovus Energy Inc.	4.500%	9/15/14	8,950	9,602
Chevron Corp.	3.450%	3/3/12	2,950	3,046
Chevron Corp.	3.950%	3/3/14	13,425	14,330
ConocoPhillips	4.750%	2/1/14	9,825	10,657
ConocoPhillips	4.600%	1/15/15	5,300	5,772
Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,000	2,175
Encana Corp.	4.750%	10/15/13	1,125	1,217
EnCana Holdings Finance Corp.	5.800%	5/1/14	3,250	3,620
EOG Resources Inc.	6.125%	10/1/13	1,200	1,345
EOG Resources Inc.	2.950%	6/1/15	1,525	1,533
Husky Energy Inc.	6.250%	6/15/12	1,000	1,073
Husky Energy Inc.	5.900%	6/15/14	7,100	7,799
Marathon Global Funding Corp.	6.000%	7/1/12	900	961
Marathon Oil Corp.	6.125%	3/15/12	700	741
Nexen Inc.	5.050%	11/20/13	5,175	5,500
Noble Holding International Ltd.	3.450%	8/1/15	5,000	5,101
Occidental Petroleum Corp.	7.000%	11/1/13	2,500	2,894
Occidental Petroleum Corp.	1.450%	12/13/13	5,750	5,783
PC Financial Partnership	5.000%	11/15/14	2,000	2,164
Petro-Canada	4.000%	7/15/13	3,210	3,375
Shell International Finance BV	1.875%	3/25/13	7,900	8,015
Shell International Finance BV	4.000%	3/21/14	21,850	23,254
Shell International Finance BV	3.100%	6/28/15	1,950	2,001
Statoil ASA	3.875%	4/15/14	1,150	1,221
Statoil ASA	2.900%	10/15/14	4,900	5,064
Sunoco Inc.	4.875%	10/15/14	950	983
Talisman Energy Inc.	5.125%	5/15/15	4,150	4,487
Total Capital SA	3.000%	6/24/15	5,125	5,227
Total Capital SA	3.125%	10/2/15	5,225	5,355
Transocean Inc.	5.250%	3/15/13	3,400	3,580
Valero Energy Corp.	6.875%	4/15/12	3,000	3,194
Valero Energy Corp.	4.750%	6/15/13	3,000	3,178
Valero Energy Corp.	4.500%	2/1/15	300	313
Weatherford International Inc.	5.950%	6/15/12	3,450	3,649
Weatherford International Ltd. Bermuda	5.150%	3/15/13	2,534	2,679
Other Industrial (0.0%)
Connecticut Health & Educational Facilities Authority
Revenue (Yale University)	2.900%	10/15/14	1,825	1,889

Technology (1.0%)
Adobe Systems Inc.	3.250%	2/1/15	2,925	2,978
Agilent Technologies Inc.	4.450%	9/14/12	1,700	1,777
Agilent Technologies Inc.	5.500%	9/14/15	500	541
Amphenol Corp.	4.750%	11/15/14	2,775	2,956
Analog Devices Inc.	5.000%	7/1/14	850	912
Arrow Electronics Inc.	6.875%	7/1/13	800	877
Arrow Electronics Inc.	3.375%	11/1/15	500	484
4 Broadcom Corp.	1.500%	11/1/13	1,400	1,389
Cisco Systems Inc.	2.900%	11/17/14	8,900	9,238
Computer Sciences Corp.	5.500%	3/15/13	825	878
Dell Inc.	3.375%	6/15/12	2,900	3,000
Dell Inc.	4.700%	4/15/13	3,250	3,486
Dell Inc.	1.400%	9/10/13	1,800	1,795
Dell Inc.	2.300%	9/10/15	2,250	2,192
Dun & Bradstreet Corp.	6.000%	4/1/13	1,700	1,846
Dun & Bradstreet Corp.	2.875%	11/15/15	875	857
Equifax Inc.	4.450%	12/1/14	1,000	1,052
Fiserv Inc.	6.125%	11/20/12	7,278	7,883
Hewlett-Packard Co.	6.500%	7/1/12	1,025	1,110
Hewlett-Packard Co.	4.500%	3/1/13	30,775	32,862
Hewlett-Packard Co.	1.250%	9/13/13	3,950	3,935
Hewlett-Packard Co.	6.125%	3/1/14	3,950	4,469

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hewlett-Packard Co.	4.750%	6/2/14	3,300	3,592
Hewlett-Packard Co.	2.125%	9/13/15	2,375	2,343
HP Enterprise Services LLC	6.000%	8/1/13	2,850	3,176
IBM International Group Capital LLC	5.050%	10/22/12	16,600	17,849
International Business Machines Corp.	2.100%	5/6/13	15,700	16,044
International Business Machines Corp.	1.000%	8/5/13	975	969
International Business Machines Corp.	2.000%	1/5/16	2,500	2,441
Intuit Inc.	5.400%	3/15/12	950	995
Lexmark International Inc.	5.900%	6/1/13	1,050	1,119
Maxim Integrated Products Inc.	3.450%	6/14/13	1,200	1,224
Microsoft Corp.	0.875%	9/27/13	3,300	3,280
Microsoft Corp.	2.950%	6/1/14	5,775	6,019
Microsoft Corp.	1.625%	9/25/15	4,500	4,389
Motorola Inc.	5.375%	11/15/12	3,500	3,697
Oracle Corp.	4.950%	4/15/13	3,400	3,690
Oracle Corp.	3.750%	7/8/14	11,300	11,957
Pitney Bowes Inc.	4.625%	10/1/12	2,000	2,099
Pitney Bowes Inc.	4.875%	8/15/14	2,025	2,131
Symantec Corp.	2.750%	9/15/15	3,375	3,291
Tyco Electronics Group SA	6.000%	10/1/12	9,750	10,470
Xerox Corp.	5.500%	5/15/12	11,750	12,418
Xerox Corp.	8.250%	5/15/14	2,275	2,658
Xerox Corp.	4.250%	2/15/15	4,100	4,284
Transportation (0.2%)
Burlington Northern Santa Fe LLC	5.900%	7/1/12	1,050	1,124
CSX Corp.	6.300%	3/15/12	2,000	2,123
CSX Corp.	5.500%	8/1/13	6,100	6,665
CSX Corp.	6.250%	4/1/15	4,625	5,243
JB Hunt Transport Services Inc.	3.375%	9/15/15	3,100	3,054
Norfolk Southern Corp.	5.257%	9/17/14	1,250	1,365
Ryder System Inc.	6.000%	3/1/13	1,500	1,610
Ryder System Inc.	5.850%	3/1/14	2,850	3,051
Ryder System Inc.	7.200%	9/1/15	1,450	1,660
Southwest Airlines Co.	6.500%	3/1/12	3,225	3,381
Union Pacific Corp.	6.500%	4/15/12	2,375	2,538
Union Pacific Corp.	5.450%	1/31/13	3,490	3,762
Union Pacific Corp.	5.375%	5/1/14	1,100	1,202
United Parcel Service Inc.	3.875%	4/1/14	4,625	4,933
				2,021,073
Utilities (1.5%)
Electric (1.2%)
4 Allegheny Energy Supply Co. LLC	8.250%	4/15/12	3,500	3,766
Appalachian Power Co.	5.650%	8/15/12	3,875	4,142
Arizona Public Service Co.	5.800%	6/30/14	500	551
Arizona Public Service Co.	4.650%	5/15/15	1,775	1,862
Carolina Power & Light Co.	6.500%	7/15/12	1,000	1,082
Carolina Power & Light Co.	5.125%	9/15/13	3,305	3,627
Carolina Power & Light Co.	5.250%	12/15/15	3,000	3,370
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	700	762
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	500	554
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	5,225	5,976
Commonwealth Edison Co.	6.150%	3/15/12	3,275	3,486
Commonwealth Edison Co.	4.700%	4/15/15	100	109
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	4,000	4,286
Constellation Energy Group Inc.	4.550%	6/15/15	1,850	1,928
Consumers Energy Co.	5.000%	2/15/12	1,250	1,305
Consumers Energy Co.	5.375%	4/15/13	750	813
Dayton Power & Light Co.	5.125%	10/1/13	1,875	2,046
Dominion Resources Inc.	5.000%	3/15/13	1,500	1,614
Dominion Resources Inc.	5.150%	7/15/15	1,795	1,994
5 Dominion Resources Inc.	6.300%	9/30/66	3,400	3,332
Duke Energy Carolinas LLC	6.250%	1/15/12	3,500	3,697
Duke Energy Carolinas LLC	5.750%	11/15/13	1,500	1,685

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Duke Energy Corp.	6.300%	2/1/14	14,525	16,227
Duke Energy Corp.	3.350%	4/1/15	1,100	1,133
Duke Energy Indiana Inc.	5.000%	9/15/13	1,125	1,223
Duke Energy Ohio Inc.	5.700%	9/15/12	2,400	2,589
Enersis SA/Cayman Island	7.375%	1/15/14	1,000	1,106
Entergy Arkansas Inc.	5.400%	8/1/13	1,000	1,093
Exelon Corp.	4.900%	6/15/15	4,875	5,208
Exelon Generation Co. LLC	5.350%	1/15/14	4,125	4,481
FirstEnergy Solutions Corp.	4.800%	2/15/15	4,675	4,910
Florida Power & Light Co.	4.850%	2/1/13	250	268
Georgia Power Co.	6.000%	11/1/13	2,000	2,229
Iberdrola International BV	6.750%	6/15/12	1,750	1,871
KCP&L Greater Missouri Operations Co.	11.875%	7/1/12	1,400	1,589
4 Kentucky Utilities Co.	1.625%	11/1/15	2,550	2,451
4 LG&E and KU Energy LLC	2.125%	11/15/15	3,000	2,879
4 Louisville Gas & Electric Co.	1.625%	11/15/15	4,500	4,318
Metropolitan Edison Co.	4.875%	4/1/14	1,000	1,052
MidAmerican Energy Co.	5.650%	7/15/12	1,150	1,229
MidAmerican Energy Co.	5.125%	1/15/13	2,000	2,150
Midamerican Energy Holdings Co.	5.000%	2/15/14	600	647
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	2,975	3,196
National Rural Utilities Cooperative Finance Corp.	2.625%	9/16/12	975	1,002
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	10,250	11,243
National Rural Utilities Cooperative Finance Corp.	3.875%	9/16/15	3,250	3,425
Nevada Power Co.	5.875%	1/15/15	1,500	1,668
NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	2,835	3,073
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	1,675	1,716
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	1,900	1,872
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,500	4,220
Nisource Finance Corp.	6.150%	3/1/13	1,975	2,147
Northern States Power Co.	1.950%	8/15/15	2,200	2,169
NSTAR Electric Co.	4.875%	10/15/12	3,925	4,187
NSTAR Electric Co.	4.875%	4/15/14	1,500	1,632
Ohio Power Co.	5.750%	9/1/13	1,575	1,727
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,975	5,501
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	3,000	3,421
Pacific Gas & Electric Co.	4.800%	3/1/14	11,000	11,861
Pepco Holdings Inc.	2.700%	10/1/15	2,200	2,163
PPL Energy Supply LLC	6.300%	7/15/13	2,175	2,398
Progress Energy Inc.	7.100%	3/1/11	5,118	5,171
Progress Energy Inc.	6.850%	4/15/12	775	832
PSEG Power LLC	6.950%	6/1/12	4,775	5,155
PSEG Power LLC	2.500%	4/15/13	800	818
PSEG Power LLC	5.500%	12/1/15	3,000	3,294
Public Service Co. of Colorado	7.875%	10/1/12	4,625	5,155
Public Service Co. of Colorado	5.500%	4/1/14	1,000	1,109
Public Service Electric & Gas Co.	5.375%	9/1/13	2,000	2,206
Public Service Electric & Gas Co.	2.700%	5/1/15	1,125	1,138
Sierra Pacific Power Co.	5.450%	9/1/13	3,769	4,123
Southern California Edison Co.	5.000%	1/15/14	2,000	2,186
Southern California Edison Co.	4.150%	9/15/14	3,000	3,215
Southern Co.	5.300%	1/15/12	9,625	10,057
Southern Co.	4.150%	5/15/14	800	844
Southern Co.	2.375%	9/15/15	4,810	4,736
Southern Power Co.	6.250%	7/15/12	1,000	1,076
TransAlta Corp.	4.750%	1/15/15	2,688	2,842
Virginia Electric and Power Co.	5.100%	11/30/12	6,825	7,354
Wisconsin Electric Power Co.	6.000%	4/1/14	1,437	1,611
Natural Gas (0.3%)
Atmos Energy Corp.	4.950%	10/15/14	4,400	4,714
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,500	1,697
DCP Midstream Operating LP	3.250%	10/1/15	1,000	987
Enbridge Inc.	4.900%	3/1/15	4,950	5,411

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Energy Transfer Partners LP	5.650%	8/1/12	1,470	1,559
Energy Transfer Partners LP	6.000%	7/1/13	4,500	4,895
Energy Transfer Partners LP	8.500%	4/15/14	3,000	3,476
7 Enron Corp.	9.125%	4/1/03	2,000	2
7 Enron Corp.	7.625%	9/10/04	1,000	1
Enterprise Products Operating LLC	4.600%	8/1/12	5,150	5,399
Enterprise Products Operating LLC	5.650%	4/1/13	2,200	2,370
Enterprise Products Operating LLC	5.900%	4/15/13	1,150	1,247
Enterprise Products Operating LLC	9.750%	1/31/14	2,000	2,422
Enterprise Products Operating LLC	5.600%	10/15/14	5,375	5,930
7 HNG Internorth	9.625%	3/15/06	1,500	2
Kinder Morgan Energy Partners LP	7.125%	3/15/12	550	588
Kinder Morgan Energy Partners LP	5.850%	9/15/12	4,325	4,644
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,500	1,631
Kinder Morgan Energy Partners LP	5.625%	2/15/15	1,300	1,424
NuStar Logistics LP	6.050%	3/15/13	2,000	2,129
Oneok Inc.	5.200%	6/15/15	1,825	1,937
ONEOK Partners LP	5.900%	4/1/12	3,400	3,585
Plains All American Pipeline LP / PAA Finance Corp.	4.250%	9/1/12	2,000	2,085
Sempra Energy	6.000%	2/1/13	2,525	2,742
Spectra Energy Capital LLC	6.250%	2/15/13	3,725	4,038
Spectra Energy Capital LLC	5.668%	8/15/14	1,000	1,099
Texas Gas Transmission LLC	4.600%	6/1/15	325	341
TransCanada PipeLines Ltd.	4.000%	6/15/13	2,225	2,355
TransCanada PipeLines Ltd.	3.400%	6/1/15	3,800	3,930
Williams Partners LP	3.800%	2/15/15	1,950	2,016

				316,839

Total Corporate Bonds (Cost $4,086,496)				4,256,143

Sovereign Bonds (U.S. Dollar-Denominated) (6.7%)
African Development Bank	1.000%	11/23/11	4,050	4,065
African Development Bank	1.750%	10/1/12	875	887
^ African Development Bank	1.625%	2/11/13	4,300	4,352
African Development Bank	3.000%	5/27/14	11,575	12,222
Asian Development Bank	2.125%	3/15/12	3,350	3,412
Asian Development Bank	4.500%	9/4/12	5,000	5,301
Asian Development Bank	1.625%	7/15/13	11,600	11,769
Asian Development Bank	3.625%	9/5/13	5,850	6,247
Asian Development Bank	2.750%	5/21/14	14,550	15,166
Asian Development Bank	2.625%	2/9/15	11,250	11,549
Brazilian Government International Bond	11.000%	1/11/12	3,875	4,253
Brazilian Government International Bond	10.250%	6/17/13	4,600	5,508
Brazilian Government International Bond	10.500%	7/14/14	5,725	7,276
Brazilian Government International Bond	7.875%	3/7/15	7,525	8,966
Canada Government International Bond	2.375%	9/10/14	7,725	7,909
Chile Government International Bond	7.125%	1/11/12	2,650	2,808
Chile Government International Bond	5.500%	1/15/13	3,550	3,834
China Development Bank Corp.	4.750%	10/8/14	1,375	1,465
China Development Bank Corp.	5.000%	10/15/15	3,450	3,743
Corp Andina de Fomento	6.875%	3/15/12	2,300	2,437
Corp. Andina de Fomento	5.200%	5/21/13	5,575	5,940
Corp. Andina de Fomento	5.125%	5/5/15	4,025	4,227
Council Of Europe Development Bank	2.750%	2/10/15	3,700	3,793
Eksportfinans ASA	1.875%	4/2/13	5,350	5,423
Eksportfinans ASA	3.000%	11/17/14	4,825	4,986
Eksportfinans ASA	2.000%	9/15/15	4,375	4,266
^ European Bank for Reconstruction & Development	3.625%	6/17/13	3,000	3,171
European Bank for Reconstruction & Development	5.000%	5/19/14	3,400	3,781
European Bank for Reconstruction & Development	2.750%	4/20/15	6,250	6,412
European Bank for Reconstruction & Development	1.625%	9/3/15	1,750	1,706
European Investment Bank	2.000%	2/10/12	60,550	61,630
European Investment Bank	4.625%	3/21/12	8,700	9,098
4 European Investment Bank	1.125%	4/16/12	12,500	12,576

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Investment Bank	1.750%	9/14/12	15,000	15,285
European Investment Bank	1.625%	3/15/13	4,000	4,053
European Investment Bank	3.250%	5/15/13	1,050	1,104
European Investment Bank	1.875%	6/17/13	14,500	14,792
European Investment Bank	4.250%	7/15/13	16,950	18,295
^ European Investment Bank	1.250%	9/17/13	9,650	9,704
European Investment Bank	2.375%	3/14/14	8,175	8,433
European Investment Bank	3.000%	4/8/14	8,000	8,391
European Investment Bank	4.625%	5/15/14	4,350	4,800
European Investment Bank	3.125%	6/4/14	28,950	30,549
^ European Investment Bank	2.875%	1/15/15	11,000	11,429
European Investment Bank	2.750%	3/23/15	11,225	11,579
^ European Investment Bank	1.625%	9/1/15	14,475	14,092
^ European Investment Bank	1.375%	10/20/15	13,500	12,981
Export Development Canada	2.375%	3/19/12	6,875	7,017
8 Export Development Canada	4.500%	10/25/12	7,500	8,010
Export Development Canada	3.125%	4/24/14	8,050	8,539
Export Development Canada	2.250%	5/28/15	4,725	4,771
^ Export Development Canada	1.250%	10/27/15	3,000	2,880
Export-Import Bank of Korea	5.500%	10/17/12	7,850	8,354
Export-Import Bank of Korea	8.125%	1/21/14	8,800	10,016
Export-Import Bank of Korea	5.875%	1/14/15	5,175	5,600
Export-Import Bank of Korea	5.125%	3/16/15	1,700	1,796
Export-Import Bank of Korea	4.125%	9/9/15	7,125	7,234
Financement-Quebec	5.000%	10/25/12	2,000	2,142
Hungary Government International Bond	4.750%	2/3/15	5,350	5,230
Hydro Quebec	6.300%	5/11/11	2,500	2,553
Hydro Quebec	8.000%	2/1/13	2,000	2,272
Inter-American Development Bank	4.750%	10/19/12	15,500	16,534
Inter-American Development Bank	1.750%	10/22/12	15,250	15,522
Inter-American Development Bank	3.500%	3/15/13	3,000	3,172
Inter-American Development Bank	1.625%	7/15/13	10,225	10,356
Inter-American Development Bank	3.000%	4/22/14	10,550	11,113
Inter-American Development Bank	4.500%	9/15/14	3,000	3,321
Inter-American Development Bank	2.250%	7/15/15	1,975	1,988
Inter-American Development Bank	4.250%	9/14/15	5,550	6,087
International Bank for Reconstruction & Development	2.000%	4/2/12	28,800	29,311
International Bank for Reconstruction & Development	0.800%	7/13/12	9,100	9,109
International Bank for Reconstruction & Development	3.625%	5/21/13	5,500	5,833
International Bank for Reconstruction & Development	1.750%	7/15/13	26,000	26,414
International Bank for Reconstruction & Development	3.500%	10/8/13	9,490	10,104
International Bank for Reconstruction & Development	2.375%	5/26/15	22,650	23,038
International Finance Corp.	5.125%	5/2/11	7,100	7,215
International Finance Corp.	3.000%	4/22/14	22,425	23,521
International Finance Corp.	2.750%	4/20/15	9,550	9,833
Israel Government International Bond	4.625%	6/15/13	2,350	2,509
Israel Government International Bond	5.125%	3/1/14	2,000	2,186
Japan Bank for International Cooperation	4.250%	6/18/13	6,150	6,596
Japan Bank for International Cooperation/Japan	4.375%	11/26/12	2,200	2,346
9 Japan Finance Corp.	1.500%	7/6/12	9,025	9,116
9 Japan Finance Corp.	2.125%	11/5/12	14,000	14,349
9 Japan Finance Corp.	2.875%	2/2/15	6,600	6,779
9 Japan Finance Corp.	1.875%	9/24/15	4,200	4,099
9 Japan Finance Organization for Municipalities	4.625%	4/21/15	5,075	5,597
Korea Development Bank	5.300%	1/17/13	4,650	4,901
Korea Development Bank	5.750%	9/10/13	5,525	6,010
Korea Development Bank	8.000%	1/23/14	5,000	5,711
Korea Development Bank	4.375%	8/10/15	5,475	5,617
10 Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	7,850	7,959
10 Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	6,875	7,011
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	24,700	26,068
10 Kreditanstalt fuer Wiederaufbau	1.250%	6/15/12	18,850	19,017
10 Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	26,150	26,639
Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	40,300	42,209

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	12,375	13,093
10	Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	26,825	27,049
	Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	6,125	6,590
10	Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	9,025	9,624
^,10	Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	20,825	21,535
^,10	Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	10,650	10,908
10	Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	10,150	9,728
11	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.875%	1/13/12	1,500	1,564
10	Landwirtschaftliche Rentenbank	5.250%	7/2/12	9,600	10,235
	Landwirtschaftliche Rentenbank	1.875%	9/24/12	23,475	23,856
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	2,100	2,192
	Mexico Government International Bond	6.375%	1/16/13	5,400	5,932
	Mexico Government International Bond	5.875%	2/17/14	17,900	19,806
	Mexico Government International Bond	6.625%	3/3/15	7,900	9,065
	Nordic Investment Bank	1.625%	1/28/13	6,900	6,969
	Nordic Investment Bank	2.625%	10/6/14	6,700	6,918
	Nordic Investment Bank	2.500%	7/15/15	1,325	1,347
12	Oesterreichische Kontrollbank AG	4.750%	11/8/11	3,500	3,617
12	Oesterreichische Kontrollbank AG	1.875%	3/21/12	11,000	11,159
12	Oesterreichische Kontrollbank AG	4.750%	10/16/12	7,725	8,271
12	Oesterreichische Kontrollbank AG	1.750%	3/11/13	7,650	7,755
	Ontario Electricity Financial Corp.	7.450%	3/31/13	1,000	1,129
	Panama Government International Bond	7.250%	3/15/15	4,000	4,633
	Petrobras International Finance Co. - Pifco	9.125%	7/2/13	2,500	2,889
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	1,625	1,896
	Petroleos Mexicanos	4.875%	3/15/15	7,150	7,551
	Poland Government International Bond	6.250%	7/3/12	9,125	9,718
	Poland Government International Bond	5.250%	1/15/14	3,975	4,243
	Poland Government International Bond	3.875%	7/16/15	6,500	6,606
	Province of British Columbia Canada	2.850%	6/15/15	6,075	6,263
	Province of Manitoba Canada	2.125%	4/22/13	1,950	1,999
	Province of Manitoba Canada	2.625%	7/15/15	4,525	4,618
	Province of Nova Scotia Canada	2.375%	7/21/15	3,850	3,855
	Province of Ontario Canada	1.875%	11/19/12	21,250	21,652
	Province of Ontario Canada	4.100%	6/16/14	39,400	42,746
	Province of Ontario Canada	2.950%	2/5/15	12,425	12,828
	Province of Ontario Canada	2.700%	6/16/15	5,750	5,843
	Province of Ontario Canada	1.875%	9/15/15	900	881
	Province of Quebec Canada	6.125%	1/22/11	3,935	3,946
	Province of Quebec Canada	4.875%	5/5/14	2,100	2,324
	Province of Quebec Canada	4.600%	5/26/15	4,800	5,247
	Province of Saskatchewan Canada	7.375%	7/15/13	1,000	1,148
	Republic of Italy	5.625%	6/15/12	13,350	14,015
	Republic of Italy	2.125%	10/5/12	23,150	23,127
	Republic of Italy	2.125%	9/16/13	3,925	3,866
	Republic of Italy	4.500%	1/21/15	5,650	5,791
	Republic of Italy	3.125%	1/26/15	8,450	8,239
	Republic of Italy	4.750%	1/25/16	9,000	9,135
	Republic of Korea	4.250%	6/1/13	3,225	3,378
	Republic of Korea	5.750%	4/16/14	6,350	6,917
	Republic of Korea	4.875%	9/22/14	3,925	4,199
	South Africa Government International Bond	7.375%	4/25/12	2,500	2,688
	South Africa Government International Bond	6.500%	6/2/14	3,050	3,431
	Svensk Exportkredit AB	3.250%	9/16/14	4,850	5,069
	Svensk Exportkredit AB	1.750%	10/20/15	4,400	4,251

Total Sovereign Bonds (Cost $1,338,600)					1,372,603

Taxable Municipal Bonds (0.1%)
	California Educational Facilities Authority Revenue
	(Stanford University)	3.625%	5/1/14	1,600	1,694
	California GO	5.250%	4/1/14	1,800	1,892
	California GO	3.950%	11/1/15	3,300	3,290
	California GO	5.650%	4/1/39	2,250	2,377

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Illinois GO	2.766%	1/1/12	5,700	5,736
Illinois GO	4.071%	1/1/14	5,700	5,841
Loudoun County VA Industrial Development Authority
Revenue (Howard Hughes Medical Institute)	3.450%	9/1/14	1,100	1,161
Total Taxable Municipal Bonds (Cost $21,484)				21,991

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
13,14 Vanguard Market Liquidity Fund (Cost $183,135)	0.211%		183,135,455	183,135

Total Investments (100.2%) (Cost $20,222,023)				20,650,912
Other Assets and Liabilities—Net (-0.2%)[14]				(31,568)
Net Assets (100%)				20,619,344

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $74,052,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Guaranteed by the National Credit Union Administration.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate value of these securities was $71,168,000, representing 0.3% of net assets.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Adjustable-rate security.
7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Canada.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the State of Baden-Wurttemberg.
12 Guaranteed by the Republic of Austria.
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
14 Includes $75,883,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (57.0%)
U.S. Government Securities (52.8%)
	United States Treasury Note/Bond	1.000%	9/30/11	100	100
	United States Treasury Note/Bond	2.125%	12/31/15	40,000	40,212
	United States Treasury Note/Bond	9.250%	2/15/16	19,945	27,004
	United States Treasury Note/Bond	2.625%	2/29/16	161,325	165,586
	United States Treasury Note/Bond	2.375%	3/31/16	215,060	217,783
	United States Treasury Note/Bond	5.125%	5/15/16	49,535	57,066
	United States Treasury Note/Bond	7.250%	5/15/16	74,025	93,341
	United States Treasury Note/Bond	3.250%	5/31/16	115,725	122,090
	United States Treasury Note/Bond	3.250%	6/30/16	168,215	177,362
	United States Treasury Note/Bond	3.250%	7/31/16	31,650	33,317
	United States Treasury Note/Bond	4.875%	8/15/16	2,145	2,445
	United States Treasury Note/Bond	3.000%	9/30/16	102,115	105,896
	United States Treasury Note/Bond	3.125%	10/31/16	157,505	164,298
	United States Treasury Note/Bond	4.625%	11/15/16	54,950	61,922
	United States Treasury Note/Bond	7.500%	11/15/16	106,820	137,314
	United States Treasury Note/Bond	2.750%	11/30/16	112,680	115,056
	United States Treasury Note/Bond	3.250%	12/31/16	155,805	163,254
	United States Treasury Note/Bond	3.125%	1/31/17	75,535	78,510
	United States Treasury Note/Bond	4.625%	2/15/17	56,160	63,241
	United States Treasury Note/Bond	3.000%	2/28/17	87,385	90,143
	United States Treasury Note/Bond	3.250%	3/31/17	31,440	32,855
	United States Treasury Note/Bond	4.500%	5/15/17	105,985	118,604
	United States Treasury Note/Bond	8.750%	5/15/17	98,070	134,708
	United States Treasury Note/Bond	2.750%	5/31/17	34,470	34,917
	United States Treasury Note/Bond	2.500%	6/30/17	30,605	30,490
	United States Treasury Note/Bond	2.375%	7/31/17	4,800	4,739
	United States Treasury Note/Bond	4.750%	8/15/17	138,195	156,721
	United States Treasury Note/Bond	8.875%	8/15/17	71,285	99,031
	United States Treasury Note/Bond	1.875%	8/31/17	21,040	20,093
	United States Treasury Note/Bond	1.875%	9/30/17	43,300	41,243
	United States Treasury Note/Bond	1.875%	10/31/17	47,050	44,742
	United States Treasury Note/Bond	4.250%	11/15/17	100,715	110,960
	United States Treasury Note/Bond	3.500%	2/15/18	103,600	108,926
	United States Treasury Note/Bond	3.875%	5/15/18	172,600	185,680
	United States Treasury Note/Bond	9.125%	5/15/18	745	1,068
	United States Treasury Note/Bond	4.000%	8/15/18	221,975	240,670
	United States Treasury Note/Bond	3.750%	11/15/18	280,075	298,061
	United States Treasury Note/Bond	2.750%	2/15/19	310,910	307,073
	United States Treasury Note/Bond	8.875%	2/15/19	51,850	74,648
	United States Treasury Note/Bond	3.125%	5/15/19	426,105	431,031
	United States Treasury Note/Bond	3.625%	8/15/19	416,500	435,505
	United States Treasury Note/Bond	3.375%	11/15/19	410,945	419,871
	United States Treasury Note/Bond	3.625%	2/15/20	291,300	302,634
	United States Treasury Note/Bond	3.500%	5/15/20	236,430	242,452
	United States Treasury Note/Bond	2.625%	8/15/20	235,845	223,869
	United States Treasury Note/Bond	8.750%	8/15/20	2,900	4,241
	United States Treasury Note/Bond	2.625%	11/15/20	199,415	188,353
					6,209,125
Agency Bonds and Notes (4.2%)
1	Federal Farm Credit Bank	5.125%	8/25/16	13,700	15,541
1	Federal Farm Credit Bank	4.875%	1/17/17	5,750	6,449
1	Federal Home Loan Bank of Chicago	5.625%	6/13/16	4,325	4,611
1	Federal Home Loan Banks	5.375%	5/18/16	15,675	18,131
1	Federal Home Loan Banks	4.750%	12/16/16	13,450	15,065
1	Federal Home Loan Banks	4.875%	5/17/17	21,925	24,671
1	Federal Home Loan Banks	5.000%	11/17/17	12,000	13,615
1	Federal Home Loan Banks	5.375%	8/15/18	14,025	16,105
1	Federal Home Loan Banks	5.375%	5/15/19	5,250	6,009
1	Federal Home Loan Banks	5.125%	8/15/19	5,220	5,876
1	Federal Home Loan Banks	4.125%	3/13/20	3,625	3,776
1	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	30,550	34,076

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	16,500	18,803
1	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	52,775	60,912
1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	7,000	7,902
1	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	15,600	17,717
1	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	27,150	28,127
1	Federal National Mortgage Assn.	5.000%	3/15/16	13,000	14,661
1	Federal National Mortgage Assn.	5.250%	9/15/16	20,925	23,865
1	Federal National Mortgage Assn.	4.875%	12/15/16	38,575	43,219
1	Federal National Mortgage Assn.	5.000%	2/13/17	44,250	49,919
1	Federal National Mortgage Assn.	5.375%	6/12/17	15,000	17,252
1	Federal National Mortgage Assn.	0.000%	10/9/19	15,300	9,661
1	Financing Corp. Fico	9.400%	2/8/18	1,475	2,047
1	Financing Corp. Fico	10.350%	8/3/18	2,170	3,198
1	Financing Corp. Fico	9.650%	11/2/18	10,145	14,546
1	Financing Corp. Fico	8.600%	9/26/19	1,275	1,766
	Private Export Funding Corp.	2.250%	12/15/17	3,225	3,055
	Private Export Funding Corp.	4.375%	3/15/19	3,500	3,738
1	Tennessee Valley Authority	5.500%	7/18/17	6,200	7,142
1	Tennessee Valley Authority	6.250%	12/15/17	2,600	3,110
1	Tennessee Valley Authority	4.500%	4/1/18	5,300	5,763

					500,328

Total U.S. Government and Agency Obligations (Cost $6,489,448)					6,709,453

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	225	228
2	Bank of Scotland plc	5.250%	2/21/17	2,225	2,315
3	Bear Stearns Commercial Mortgage Securities	5.610%	11/15/33	2,350	2,399
2,3	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	249	276
2	Northern Rock Asset Management plc	5.625%	6/22/17	6,325	6,461

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $11,344)					11,679

Corporate Bonds (36.0%)
Finance (13.1%)
	Banking (8.6%)
	American Express Bank FSB	6.000%	9/13/17	750	836
	American Express Centurion Bank	5.950%	6/12/17	3,275	3,656
	American Express Centurion Bank	6.000%	9/13/17	1,075	1,206
	American Express Co.	5.500%	9/12/16	1,400	1,534
	American Express Co.	6.150%	8/28/17	7,175	8,117
	American Express Co.	7.000%	3/19/18	13,300	15,470
	American Express Co.	8.125%	5/20/19	5,675	7,013
3	American Express Co.	6.800%	9/1/66	3,525	3,519
	Associates Corp. of North America	6.950%	11/1/18	1,150	1,256
	Bank of America Corp.	6.500%	8/1/16	8,200	8,905
	Bank of America Corp.	5.750%	8/15/16	3,900	4,011
	Bank of America Corp.	5.625%	10/14/16	11,075	11,476
	Bank of America Corp.	5.420%	3/15/17	8,675	8,653
	Bank of America Corp.	6.000%	9/1/17	3,850	4,041
	Bank of America Corp.	5.750%	12/1/17	6,325	6,551
	Bank of America Corp.	5.650%	5/1/18	27,650	28,554
	Bank of America Corp.	7.625%	6/1/19	6,300	7,265
	Bank of America Corp.	5.625%	7/1/20	9,500	9,666
	Bank of America NA	5.300%	3/15/17	15,050	15,289
	Bank of America NA	6.100%	6/15/17	500	524
	Bank of New York Mellon Corp.	5.450%	5/15/19	3,760	4,162
	Bank of New York Mellon Corp.	4.600%	1/15/20	3,675	3,858
	Barclays Bank plc	5.000%	9/22/16	14,800	15,723
	Barclays Bank plc	6.750%	5/22/19	7,500	8,484
	Barclays Bank plc	5.125%	1/8/20	12,925	13,289
	BB&T Corp.	6.850%	4/30/19	1,475	1,703
	Bear Stearns Cos. LLC	5.550%	1/22/17	12,725	13,496
	Bear Stearns Cos. LLC	6.400%	10/2/17	23,900	27,307

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bear Stearns Cos. LLC	7.250%	2/1/18	12,350	14,644
	Branch Banking & Trust Co.	5.625%	9/15/16	50	55
	Capital One Bank USA NA	8.800%	7/15/19	4,025	4,970
	Capital One Financial Corp.	6.150%	9/1/16	3,075	3,326
	Capital One Financial Corp.	6.750%	9/15/17	8,850	10,078
2,3	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	2,100	2,413
	Citigroup Inc.	5.300%	1/7/16	10,825	11,546
	Citigroup Inc.	5.500%	2/15/17	10,250	10,599
	Citigroup Inc.	6.000%	8/15/17	12,675	13,889
	Citigroup Inc.	6.125%	11/21/17	10,675	11,765
	Citigroup Inc.	6.125%	5/15/18	13,600	14,893
	Citigroup Inc.	8.500%	5/22/19	8,650	10,763
	Citigroup Inc.	5.375%	8/9/20	8,375	8,697
	Comerica Bank	5.750%	11/21/16	3,525	3,850
	Comerica Bank	5.200%	8/22/17	3,025	3,128
	Compass Bank	6.400%	10/1/17	1,800	1,818
	Countrywide Financial Corp.	6.250%	5/15/16	3,775	3,865
	Credit Suisse	6.000%	2/15/18	14,175	15,253
	Credit Suisse	5.300%	8/13/19	4,575	4,831
	Credit Suisse	4.375%	8/5/20	13,250	12,963
3	Credit Suisse	5.860%	5/15/49	6,200	5,828
	Credit Suisse AG	5.400%	1/14/20	6,475	6,610
	Credit Suisse USA Inc.	5.850%	8/16/16	3,250	3,660
	Deutsche Bank AG	6.000%	9/1/17	15,100	16,954
	Discover Bank	8.700%	11/18/19	2,350	2,766
	Discover Bank	7.000%	4/15/20	2,400	2,581
	Fifth Third Bancorp	5.450%	1/15/17	3,000	3,086
	Fifth Third Bancorp	4.500%	6/1/18	1,550	1,494
3	Fifth Third Capital Trust IV	6.500%	4/15/67	5,750	5,470
	First Niagara Financial Group Inc.	6.750%	3/19/20	1,275	1,334
	Goldman Sachs Group Inc.	5.350%	1/15/16	8,850	9,554
	Goldman Sachs Group Inc.	5.750%	10/1/16	2,950	3,186
	Goldman Sachs Group Inc.	5.625%	1/15/17	11,925	12,570
	Goldman Sachs Group Inc.	6.250%	9/1/17	14,825	16,430
	Goldman Sachs Group Inc.	5.950%	1/18/18	21,875	23,814
	Goldman Sachs Group Inc.	6.150%	4/1/18	15,175	16,669
	Goldman Sachs Group Inc.	7.500%	2/15/19	5,875	6,884
	Goldman Sachs Group Inc.	5.375%	3/15/20	15,925	16,673
	Goldman Sachs Group Inc.	6.000%	6/15/20	8,000	8,629
2	HBOS plc	6.750%	5/21/18	925	864
	HSBC Bank USA NA	4.875%	8/24/20	2,275	2,264
	HSBC USA Inc.	5.000%	9/27/20	6,500	6,301
	Huntington BancShares Inc.	7.000%	12/15/20	1,175	1,239
	JPMorgan Chase & Co.	2.600%	1/15/16	6,000	5,837
	JPMorgan Chase & Co.	6.125%	6/27/17	3,900	4,281
	JPMorgan Chase & Co.	6.000%	1/15/18	21,900	24,450
	JPMorgan Chase & Co.	6.300%	4/23/19	11,975	13,606
	JPMorgan Chase & Co.	4.400%	7/22/20	9,225	9,092
	JPMorgan Chase Bank NA	5.875%	6/13/16	6,400	7,005
	JPMorgan Chase Bank NA	6.000%	10/1/17	6,825	7,608
	KeyBank NA	5.450%	3/3/16	3,025	3,169
	M&I Marshall & Ilsley Bank	4.850%	6/16/15	700	708
	M&I Marshall & Ilsley Bank	5.000%	1/17/17	1,950	1,965
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,425	6,076
3	Manufacturers & Traders Trust Co.	5.585%	12/28/20	2,400	2,278
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	7,200	7,399
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	7,075	7,098
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	9,750	10,384
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	31,850	34,797
	Merrill Lynch & Co. Inc.	6.500%	7/15/18	4,125	4,367
	Morgan Stanley	5.750%	10/18/16	3,650	3,879
	Morgan Stanley	5.450%	1/9/17	7,325	7,634
	Morgan Stanley	5.550%	4/27/17	18,325	19,199
	Morgan Stanley	6.250%	8/28/17	12,000	12,988

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Morgan Stanley	5.950%	12/28/17	15,225	16,098
	Morgan Stanley	6.625%	4/1/18	13,325	14,593
	Morgan Stanley	7.300%	5/13/19	12,675	14,287
	Morgan Stanley	5.625%	9/23/19	13,200	13,414
	Morgan Stanley	5.500%	1/26/20	5,350	5,411
	Morgan Stanley	5.500%	7/24/20	2,425	2,445
	National City Bank	5.800%	6/7/17	4,000	4,304
	National City Corp.	6.875%	5/15/19	1,700	1,922
	North American Development Bank	4.375%	2/11/20	1,200	1,232
	Northern Trust Co.	6.500%	8/15/18	1,275	1,488
	Northern Trust Corp.	3.450%	11/4/20	950	907
	PNC Bank NA	4.875%	9/21/17	2,950	3,034
	PNC Bank NA	6.000%	12/7/17	1,125	1,218
	PNC Funding Corp.	5.625%	2/1/17	7,625	8,123
	PNC Funding Corp.	6.700%	6/10/19	2,575	2,971
	PNC Funding Corp.	5.125%	2/8/20	4,475	4,686
	PNC Funding Corp.	4.375%	8/11/20	1,200	1,186
	Royal Bank of Scotland Group plc	4.700%	7/3/18	800	662
	Royal Bank of Scotland Group plc	6.400%	10/21/19	12,850	13,075
	Royal Bank Of Scotland NV	4.650%	6/4/18	1,925	1,797
	Royal Bank of Scotland plc	5.625%	8/24/20	925	917
	Sovereign Bank	8.750%	5/30/18	2,825	3,086
2,3	Standard Chartered plc	6.409%	12/31/49	1,500	1,410
	State Street Bank and Trust Co.	5.300%	1/15/16	1,825	1,995
	State Street Bank and Trust Co.	5.250%	10/15/18	1,000	1,084
	SunTrust Bank	7.250%	3/15/18	3,550	3,852
	SunTrust Banks Inc.	6.000%	9/11/17	1,925	2,022
	UBS AG	5.875%	7/15/16	4,300	4,613
	UBS AG	5.875%	12/20/17	13,875	15,275
	UBS AG	5.750%	4/25/18	12,975	14,128
	UBS AG	4.875%	8/4/20	13,025	13,241
	Union Bank NA	5.950%	5/11/16	4,100	4,364
	Wachovia Bank NA	6.000%	11/15/17	5,275	5,856
	Wachovia Corp.	5.625%	10/15/16	4,000	4,357
	Wachovia Corp.	5.750%	6/15/17	7,200	8,001
	Wachovia Corp.	5.750%	2/1/18	10,450	11,602
	Wells Fargo & Co.	5.625%	12/11/17	18,425	20,507
	Wells Fargo Bank NA	5.750%	5/16/16	4,825	5,308
	Westpac Banking Corp.	4.875%	11/19/19	10,025	10,531
	Brokerage (0.4%)
	Ameriprise Financial Inc.	7.300%	6/28/19	600	713
	Ameriprise Financial Inc.	5.300%	3/15/20	2,250	2,369
3	Ameriprise Financial Inc.	7.518%	6/1/66	3,050	3,152
	BlackRock Inc.	6.250%	9/15/17	2,950	3,329
	BlackRock Inc.	5.000%	12/10/19	3,900	4,060
	Charles Schwab Corp.	4.450%	7/22/20	4,050	4,076
	Franklin Resources Inc.	4.625%	5/20/20	2,250	2,338
	Jefferies Group Inc.	5.500%	3/15/16	4,500	4,619
	Jefferies Group Inc.	8.500%	7/15/19	1,325	1,516
	Lazard Group LLC	6.850%	6/15/17	5,525	5,738
	Nomura Holdings Inc.	6.700%	3/4/20	7,350	7,848
	TD Ameritrade Holding Corp.	5.600%	12/1/19	2,225	2,322
	Finance Companies (1.1%)
	Alterra Finance LLC	6.250%	9/30/20	1,565	1,556
	Discover Financial Services	6.450%	6/12/17	3,500	3,663
3	GE Capital Trust I	6.375%	11/15/67	425	420
	General Electric Capital Corp.	5.400%	2/15/17	12,600	13,521
	General Electric Capital Corp.	5.625%	9/15/17	3,800	4,162
	General Electric Capital Corp.	5.625%	5/1/18	34,225	37,252
	General Electric Capital Corp.	6.000%	8/7/19	6,925	7,743
	General Electric Capital Corp.	5.500%	1/8/20	4,575	4,880
	General Electric Capital Corp.	5.550%	5/4/20	3,025	3,185
	General Electric Capital Corp.	4.375%	9/16/20	8,425	8,286

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 General Electric Capital Corp.	6.375%	11/15/67	14,525	14,344
HSBC Finance Corp.	5.500%	1/19/16	3,000	3,235
2 HSBC Finance Corp.	6.676%	1/15/21	7,134	7,204
SLM Corp.	8.450%	6/15/18	14,875	15,550
SLM Corp.	8.000%	3/25/20	5,250	5,359
Insurance (2.1%)
ACE INA Holdings Inc.	5.700%	2/15/17	2,400	2,628
ACE INA Holdings Inc.	5.800%	3/15/18	1,850	2,038
ACE INA Holdings Inc.	5.900%	6/15/19	1,925	2,143
Aetna Inc.	6.000%	6/15/16	5,250	5,966
Aetna Inc.	6.500%	9/15/18	1,450	1,669
Aflac Inc.	8.500%	5/15/19	3,400	4,208
Alleghany Corp.	5.625%	9/15/20	1,450	1,422
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	4,575	5,058
Allstate Corp.	6.750%	5/15/18	1,000	1,147
3 Allstate Corp.	6.125%	5/15/37	2,575	2,580
American Financial Group Inc.	9.875%	6/15/19	2,625	3,158
American International Group Inc.	5.600%	10/18/16	875	888
American International Group Inc.	5.450%	5/18/17	6,425	6,473
American International Group Inc.	5.850%	1/16/18	13,125	13,387
American International Group Inc.	8.250%	8/15/18	8,620	9,913
AON Corp.	5.000%	9/30/20	1,100	1,105
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	1,075	1,072
Axis Specialty Finance LLC	5.875%	6/1/20	1,475	1,474
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	5,400	5,915
Chubb Corp.	5.750%	5/15/18	5,600	6,224
3 Chubb Corp.	6.375%	3/29/67	5,225	5,440
CIGNA Corp.	5.125%	6/15/20	1,400	1,452
CIGNA Corp.	4.375%	12/15/20	650	631
CNA Financial Corp.	6.500%	8/15/16	3,400	3,617
CNA Financial Corp.	7.350%	11/15/19	875	959
CNA Financial Corp.	5.875%	8/15/20	1,800	1,794
Coventry Health Care Inc.	5.950%	3/15/17	3,000	3,027
Genworth Financial Inc.	8.625%	12/15/16	3,500	3,907
Genworth Financial Inc.	7.700%	6/15/20	1,000	1,052
Hartford Financial Services Group Inc.	5.500%	10/15/16	4,525	4,688
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,200	2,239
Hartford Financial Services Group Inc.	6.000%	1/15/19	875	901
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,679
Humana Inc.	6.450%	6/1/16	400	434
Humana Inc.	7.200%	6/15/18	5,150	5,834
Humana Inc.	6.300%	8/1/18	750	811
Lincoln National Corp.	8.750%	7/1/19	2,325	2,906
3 Lincoln National Corp.	7.000%	5/17/66	8,075	7,896
Loews Corp.	5.250%	3/15/16	1,850	2,007
Manulife Financial Corp.	4.900%	9/17/20	2,850	2,755
Markel Corp.	7.125%	9/30/19	1,575	1,729
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	1,350	1,694
MetLife Inc.	6.750%	6/1/16	6,150	7,118
MetLife Inc.	6.817%	8/15/18	5,500	6,395
MetLife Inc.	7.717%	2/15/19	3,750	4,565
PartnerRe Finance B LLC	5.500%	6/1/20	4,700	4,721
Principal Financial Group Inc.	8.875%	5/15/19	4,500	5,655
3 Progressive Corp.	6.700%	6/15/37	5,900	6,122
Protective Life Corp.	7.375%	10/15/19	1,600	1,744
Prudential Financial Inc.	5.500%	3/15/16	575	615
Prudential Financial Inc.	6.100%	6/15/17	500	552
Prudential Financial Inc.	6.000%	12/1/17	5,650	6,240
Prudential Financial Inc.	7.375%	6/15/19	7,975	9,364
Prudential Financial Inc.	5.375%	6/21/20	2,300	2,402
3 Reinsurance Group of America Inc.	6.750%	12/15/65	4,400	4,059
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	400	429
Torchmark Corp.	6.375%	6/15/16	1,750	1,874

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Travelers Cos. Inc.	6.250%	6/20/16	2,025	2,335
Travelers Cos. Inc.	5.750%	12/15/17	3,550	3,924
Travelers Cos. Inc.	5.800%	5/15/18	1,975	2,208
Travelers Cos. Inc.	5.900%	6/2/19	5,175	5,793
UnitedHealth Group Inc.	6.000%	6/15/17	2,775	3,103
UnitedHealth Group Inc.	6.000%	2/15/18	11,350	12,849
Unum Group	7.125%	9/30/16	1,800	2,015
Unum Group	5.625%	9/15/20	1,650	1,654
WellPoint Inc.	5.250%	1/15/16	5,900	6,465
WellPoint Inc.	5.875%	6/15/17	4,600	5,144
WellPoint Inc.	4.350%	8/15/20	2,000	1,979
Willis North America Inc.	6.200%	3/28/17	1,625	1,664
Willis North America Inc.	7.000%	9/29/19	3,250	3,437
WR Berkley Corp.	5.375%	9/15/20	2,250	2,214
Other Finance (0.0%)
Brookfield Asset Management Inc.	7.125%	6/15/12	1,000	1,054
NASDAQ OMX Group Inc.	5.550%	1/15/20	2,700	2,710
XTRA Finance Corp.	5.150%	4/1/17	1,600	1,708
Real Estate Investment Trusts (0.9%)
AMB Property LP	4.500%	8/15/17	1,200	1,201
AMB Property LP	6.625%	12/1/19	2,225	2,434
AvalonBay Communities Inc.	5.750%	9/15/16	1,750	1,950
Boston Properties LP	5.875%	10/15/19	875	951
Boston Properties LP	5.625%	11/15/20	1,525	1,621
Brandywine Operating Partnership LP	5.700%	5/1/17	3,025	3,022
Camden Property Trust	5.700%	5/15/17	1,800	1,906
CommonWealth REIT	6.250%	8/15/16	5,150	5,452
CommonWealth REIT	6.250%	6/15/17	3,200	3,311
Duke Realty LP	5.950%	2/15/17	4,975	5,264
Duke Realty LP	8.250%	8/15/19	1,125	1,327
Duke Realty LP	6.750%	3/15/20	350	381
ERP Operating LP	5.125%	3/15/16	5,000	5,339
ERP Operating LP	5.375%	8/1/16	475	520
ERP Operating LP	5.750%	6/15/17	1,675	1,846
HCP Inc.	6.300%	9/15/16	275	294
HCP Inc.	6.000%	1/30/17	3,750	3,917
HCP Inc.	6.700%	1/30/18	4,500	4,821
Health Care REIT Inc.	6.200%	6/1/16	925	1,024
Health Care REIT Inc.	4.700%	9/15/17	1,850	1,843
Health Care REIT Inc.	6.125%	4/15/20	2,250	2,370
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,200	1,294
Hospitality Properties Trust	5.625%	3/15/17	3,150	3,161
Kimco Realty Corp.	5.783%	3/15/16	1,350	1,463
Kimco Realty Corp.	6.875%	10/1/19	1,575	1,782
Liberty Property LP	5.500%	12/15/16	113	122
Liberty Property LP	4.750%	10/1/20	2,410	2,384
Mack-Cali Realty LP	7.750%	8/15/19	975	1,132
National Retail Properties Inc.	6.875%	10/15/17	3,000	3,233
ProLogis	5.625%	11/15/16	750	770
ProLogis	7.375%	10/30/19	2,600	2,835
ProLogis	6.875%	3/15/20	5,300	5,632
Realty Income Corp.	5.950%	9/15/16	1,000	1,090
Realty Income Corp.	6.750%	8/15/19	1,350	1,526
Regency Centers LP	5.875%	6/15/17	3,000	3,210
Simon Property Group LP	6.100%	5/1/16	1,800	2,018
Simon Property Group LP	5.250%	12/1/16	8,675	9,427
Simon Property Group LP	6.125%	5/30/18	3,225	3,608
Simon Property Group LP	5.650%	2/1/20	4,600	4,995
				1,543,539
Industrial (18.7%)
Basic Industry (2.2%)
Agrium Inc.	6.750%	1/15/19	1,750	1,989
Albemarle Corp.	4.500%	12/15/20	1,050	1,030

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Alcoa Inc.	5.550%	2/1/17	4,850	5,030
Alcoa Inc.	6.750%	7/15/18	9,800	10,712
AngloGold Ashanti Holdings plc	5.375%	4/15/20	2,600	2,713
ArcelorMittal	6.125%	6/1/18	6,925	7,368
ArcelorMittal	9.850%	6/1/19	7,250	9,182
ArcelorMittal	5.250%	8/5/20	325	320
Barrick Gold Corp.	6.950%	4/1/19	5,100	6,252
Barrick North America Finance LLC	6.800%	9/15/18	4,150	4,990
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	2,300	2,558
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	10,150	12,043
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,000	2,282
Cliffs Natural Resources Inc.	5.900%	3/15/20	1,525	1,604
Commercial Metals Co.	6.500%	7/15/17	1,650	1,655
Commercial Metals Co.	7.350%	8/15/18	2,175	2,221
Cytec Industries Inc.	8.950%	7/1/17	1,750	2,127
Dow Chemical Co.	2.500%	2/15/16	2,225	2,134
Dow Chemical Co.	8.550%	5/15/19	17,150	21,417
Dow Chemical Co.	4.250%	11/15/20	3,100	2,975
Eastman Chemical Co.	5.500%	11/15/19	650	686
Eastman Chemical Co.	4.500%	1/15/21	1,000	978
EI du Pont de Nemours & Co.	5.250%	12/15/16	5,925	6,603
EI du Pont de Nemours & Co.	6.000%	7/15/18	5,975	6,863
EI du Pont de Nemours & Co.	4.625%	1/15/20	4,450	4,680
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	13,800	15,214
International Paper Co.	5.250%	4/1/16	2,950	3,136
International Paper Co.	7.950%	6/15/18	7,200	8,562
International Paper Co.	9.375%	5/15/19	3,775	4,851
International Paper Co.	7.500%	8/15/21	2,000	2,356
Lubrizol Corp.	8.875%	2/1/19	850	1,077
Monsanto Co.	5.125%	4/15/18	925	1,010
2 Mosaic Co.	7.625%	12/1/16	4,000	4,320
Newmont Mining Corp.	5.125%	10/1/19	6,025	6,596
Nucor Corp.	5.750%	12/1/17	825	931
Nucor Corp.	5.850%	6/1/18	3,275	3,701
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	7,175	6,942
PPG Industries Inc.	6.650%	3/15/18	3,425	3,942
Praxair Inc.	5.375%	11/1/16	700	793
Praxair Inc.	5.200%	3/15/17	1,500	1,652
Praxair Inc.	4.500%	8/15/19	2,450	2,573
Reliance Steel & Aluminum Co.	6.200%	11/15/16	650	679
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	15,850	18,417
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	3,125	4,198
Rohm and Haas Co.	6.000%	9/15/17	5,825	6,375
Sigma-Aldrich Corp.	3.375%	11/1/20	550	515
Southern Copper Corp.	5.375%	4/16/20	1,725	1,752
Teck Resources Ltd.	10.250%	5/15/16	3,250	4,014
Teck Resources Ltd.	10.750%	5/15/19	7,250	9,425
Vale Overseas Ltd.	6.250%	1/11/16	5,825	6,471
Vale Overseas Ltd.	6.250%	1/23/17	4,575	5,078
Vale Overseas Ltd.	5.625%	9/15/19	2,000	2,137
Vale Overseas Ltd.	4.625%	9/15/20	6,550	6,510
Valspar Corp.	7.250%	6/15/19	1,275	1,477
Capital Goods (2.0%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,675	1,759
Allied Waste North America Inc.	7.125%	5/15/16	4,200	4,441
Allied Waste North America Inc.	6.875%	6/1/17	5,000	5,500
Bemis Co. Inc.	6.800%	8/1/19	2,300	2,640
Black & Decker Corp.	5.750%	11/15/16	1,925	2,141
Boeing Co.	6.000%	3/15/19	6,975	8,016
Boeing Co.	4.875%	2/15/20	5,350	5,752
Caterpillar Financial Services Corp.	5.450%	4/15/18	7,550	8,341
Caterpillar Financial Services Corp.	7.050%	10/1/18	3,500	4,244
Caterpillar Financial Services Corp.	7.150%	2/15/19	6,850	8,413

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Cooper US Inc.	2.375%	1/15/16	2,625	2,588
	Cooper US Inc.	3.875%	12/15/20	1,000	979
	CRH America Inc.	6.000%	9/30/16	8,375	8,927
	CRH America Inc.	8.125%	7/15/18	4,425	5,134
	Danaher Corp.	5.625%	1/15/18	1,200	1,361
	Danaher Corp.	5.400%	3/1/19	1,300	1,452
	Deere & Co.	4.375%	10/16/19	700	730
	Dover Corp.	5.450%	3/15/18	900	999
	Eaton Corp.	5.600%	5/15/18	3,825	4,215
	Embraer Overseas Ltd.	6.375%	1/24/17	1,550	1,611
	Embraer Overseas Ltd.	6.375%	1/15/20	800	844
	Emerson Electric Co.	5.125%	12/1/16	375	422
	Emerson Electric Co.	5.375%	10/15/17	5,000	5,613
	Emerson Electric Co.	5.250%	10/15/18	850	943
	Emerson Electric Co.	4.875%	10/15/19	1,450	1,567
	General Electric Co.	5.250%	12/6/17	17,975	19,335
	Goodrich Corp.	6.125%	3/1/19	3,472	3,912
	Goodrich Corp.	4.875%	3/1/20	2,000	2,088
	Harsco Corp.	5.750%	5/15/18	4,550	4,966
	Honeywell International Inc.	5.400%	3/15/16	1,825	2,065
	Honeywell International Inc.	5.300%	3/15/17	1,000	1,101
	Honeywell International Inc.	5.300%	3/1/18	4,025	4,483
	Honeywell International Inc.	5.000%	2/15/19	3,250	3,556
	Illinois Tool Works Inc.	6.250%	4/1/19	5,900	6,888
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	6,100	7,009
	John Deere Capital Corp.	5.500%	4/13/17	2,300	2,571
	John Deere Capital Corp.	5.750%	9/10/18	7,800	8,833
	Joy Global Inc.	6.000%	11/15/16	1,275	1,381
	L-3 Communications Corp.	5.200%	10/15/19	4,075	4,179
	L-3 Communications Corp.	4.750%	7/15/20	2,700	2,672
	Lafarge SA	6.500%	7/15/16	6,500	6,905
	Lockheed Martin Corp.	7.650%	5/1/16	3,000	3,664
	Lockheed Martin Corp.	4.250%	11/15/19	2,450	2,479
	Martin Marietta Materials Inc.	6.600%	4/15/18	2,050	2,211
	Owens Corning	6.500%	12/1/16	4,850	5,122
	Parker Hannifin Corp.	5.500%	5/15/18	2,000	2,222
	Raytheon Co.	6.400%	12/15/18	500	582
	Raytheon Co.	4.400%	2/15/20	1,225	1,252
	Raytheon Co.	3.125%	10/15/20	4,800	4,412
	Republic Services Inc.	5.500%	9/15/19	1,825	1,991
	Republic Services Inc.	5.000%	3/1/20	4,025	4,234
	Republic Services Inc.	5.250%	11/15/21	875	922
	Rockwell Collins Inc.	5.250%	7/15/19	650	699
	Roper Industries Inc.	6.250%	9/1/19	2,900	3,219
2,3	Systems 2001 AT LLC	7.156%	12/15/11	125	130
	Textron Inc.	5.600%	12/1/17	2,700	2,844
	Tyco International Finance SA	8.500%	1/15/19	3,650	4,676
	Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	850	1,013
	United Technologies Corp.	5.375%	12/15/17	3,850	4,358
	United Technologies Corp.	6.125%	2/1/19	8,000	9,350
	United Technologies Corp.	4.500%	4/15/20	2,350	2,470
	Vulcan Materials Co.	7.000%	6/15/18	3,275	3,432
	Waste Management Inc.	6.375%	11/15/12	1,000	1,090
	Waste Management Inc.	7.375%	3/11/19	1,450	1,756
	Waste Management Inc.	4.750%	6/30/20	4,350	4,464
	Communication (3.4%)
	America Movil SAB de CV	5.000%	10/16/19	5,500	5,734
	America Movil SAB de CV	5.000%	3/30/20	7,000	7,288
	American Tower Corp.	4.500%	1/15/18	5,000	4,944
	American Tower Corp.	5.050%	9/1/20	5,000	4,875
	AT&T Inc.	5.625%	6/15/16	4,975	5,590
	AT&T Inc.	5.500%	2/1/18	12,350	13,651
	AT&T Inc.	5.600%	5/15/18	4,450	4,958

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	5.800%	2/15/19	11,175	12,583
BellSouth Corp.	5.200%	12/15/16	1,025	1,131
British Telecommunications plc	5.950%	1/15/18	4,575	5,003
CBS Corp.	8.875%	5/15/19	6,350	7,990
CBS Corp.	5.750%	4/15/20	220	234
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	10,950	14,342
CenturyLink Inc.	6.000%	4/1/17	2,475	2,563
CenturyLink Inc.	6.150%	9/15/19	500	505
Comcast Cable Communications LLC	8.875%	5/1/17	1,700	2,124
Comcast Corp.	5.900%	3/15/16	11,925	13,348
Comcast Corp.	4.950%	6/15/16	2,175	2,338
Comcast Corp.	6.500%	1/15/17	1,575	1,818
Comcast Corp.	6.300%	11/15/17	7,125	8,160
Comcast Corp.	5.875%	2/15/18	5,375	5,980
Comcast Corp.	5.700%	5/15/18	3,900	4,275
Comcast Corp.	5.700%	7/1/19	1,075	1,176
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,725	3,065
Deutsche Telekom International Finance BV	6.750%	8/20/18	4,250	5,021
Deutsche Telekom International Finance BV	6.000%	7/8/19	4,125	4,687
DIRECTV Holdings LLC	5.200%	3/15/20	8,000	8,303
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	7.625%	5/15/16	5,325	5,897
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	4,150	4,515
Discovery Communications LLC	5.050%	6/1/20	3,300	3,480
Embarq Corp.	7.082%	6/1/16	9,275	10,334
France Telecom SA	5.375%	7/8/19	5,500	6,130
GTE Corp.	6.840%	4/15/18	1,000	1,136
McGraw-Hill Cos. Inc.	5.900%	11/15/17	2,950	3,211
2 NBC Universal Inc.	2.875%	4/1/16	2,100	2,050
2 NBC Universal Inc.	5.150%	4/30/20	11,125	11,552
News America Inc.	6.900%	3/1/19	10,800	12,946
Omnicom Group Inc.	5.900%	4/15/16	5,490	6,126
Omnicom Group Inc.	4.450%	8/15/20	3,000	2,938
Qwest Corp.	8.375%	5/1/16	3,500	4,148
Qwest Corp.	6.500%	6/1/17	4,000	4,325
Reed Elsevier Capital Inc.	8.625%	1/15/19	4,100	5,233
Rogers Communications Inc.	6.800%	8/15/18	4,465	5,353
RR Donnelley & Sons Co.	6.125%	1/15/17	2,650	2,710
RR Donnelley & Sons Co.	11.250%	2/1/19	2,400	2,997
RR Donnelley & Sons Co.	7.625%	6/15/20	2,350	2,519
Telecom Italia Capital SA	6.999%	6/4/18	2,625	2,774
Telecom Italia Capital SA	7.175%	6/18/19	7,500	8,032
Telefonica Emisiones SAU	6.421%	6/20/16	12,975	14,185
Telefonica Emisiones SAU	5.877%	7/15/19	1,900	1,950
Telefonica Emisiones SAU	5.134%	4/27/20	2,600	2,515
Thomson Reuters Corp.	6.500%	7/15/18	3,950	4,604
Thomson Reuters Corp.	4.700%	10/15/19	1,000	1,052
Time Warner Cable Inc.	5.850%	5/1/17	15,625	17,413
Time Warner Cable Inc.	6.750%	7/1/18	11,900	13,843
Time Warner Cable Inc.	8.750%	2/14/19	1,575	2,008
Time Warner Cable Inc.	8.250%	4/1/19	5,475	6,774
Time Warner Cable Inc.	5.000%	2/1/20	4,625	4,758
Verizon Communications Inc.	5.550%	2/15/16	7,925	8,846
Verizon Communications Inc.	5.500%	2/15/18	9,325	10,281
Verizon Communications Inc.	6.100%	4/15/18	2,250	2,555
Verizon Communications Inc.	8.750%	11/1/18	11,075	14,475
Verizon Communications Inc.	6.350%	4/1/19	7,500	8,671
Vodafone Group plc	5.750%	3/15/16	5,350	5,994
Vodafone Group plc	5.625%	2/27/17	7,150	7,979
Vodafone Group plc	4.625%	7/15/18	1,000	1,055
Vodafone Group plc	5.450%	6/10/19	2,400	2,642
Washington Post Co.	7.250%	2/1/19	1,075	1,223
Consumer Cyclical (1.8%)
BorgWarner Inc.	4.625%	9/15/20	950	934

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Costco Wholesale Corp.	5.500%	3/15/17	4,675	5,310
CVS Caremark Corp.	5.750%	6/1/17	13,700	15,292
CVS Caremark Corp.	6.600%	3/15/19	4,100	4,805
Darden Restaurants Inc.	6.200%	10/15/17	4,025	4,486
eBay Inc.	3.250%	10/15/20	2,175	2,021
Expedia Inc.	5.950%	8/15/20	4,275	4,294
Home Depot Inc.	5.400%	3/1/16	12,550	14,038
Home Depot Inc.	3.950%	9/15/20	400	391
International Game Technology	7.500%	6/15/19	2,100	2,378
International Game Technology	5.500%	6/15/20	650	658
Johnson Controls Inc.	5.500%	1/15/16	3,000	3,281
Johnson Controls Inc.	5.000%	3/30/20	2,850	3,026
Kohl's Corp.	6.250%	12/15/17	4,000	4,610
Lowe's Cos. Inc.	5.400%	10/15/16	4,525	5,139
Lowe's Cos. Inc.	6.100%	9/15/17	600	695
Lowe's Cos. Inc.	4.625%	4/15/20	2,450	2,574
Marriott International Inc.	6.200%	6/15/16	2,600	2,854
Marriott International Inc.	6.375%	6/15/17	2,450	2,750
McDonald's Corp.	5.300%	3/15/17	750	832
McDonald's Corp.	5.800%	10/15/17	3,950	4,561
McDonald's Corp.	5.350%	3/1/18	4,775	5,366
McDonald's Corp.	5.000%	2/1/19	725	793
Nordstrom Inc.	6.250%	1/15/18	2,700	3,039
Nordstrom Inc.	4.750%	5/1/20	4,150	4,200
Target Corp.	5.875%	7/15/16	5,375	6,211
Target Corp.	6.000%	1/15/18	5,375	6,232
Target Corp.	3.875%	7/15/20	4,800	4,784
Time Warner Inc.	5.875%	11/15/16	9,600	10,811
Time Warner Inc.	4.875%	3/15/20	5,400	5,618
TJX Cos. Inc.	6.950%	4/15/19	4,325	5,254
Toll Brothers Finance Corp.	6.750%	11/1/19	1,425	1,474
Toyota Motor Credit Corp.	4.500%	6/17/20	3,300	3,457
VF Corp.	5.950%	11/1/17	1,125	1,256
Viacom Inc.	6.250%	4/30/16	8,800	10,022
Viacom Inc.	6.125%	10/5/17	50	56
Viacom Inc.	5.625%	9/15/19	2,175	2,417
Wal-Mart Stores Inc.	5.375%	4/5/17	2,575	2,917
Wal-Mart Stores Inc.	5.800%	2/15/18	6,525	7,481
Wal-Mart Stores Inc.	3.625%	7/8/20	4,800	4,674
Wal-Mart Stores Inc.	3.250%	10/25/20	10,900	10,295
Walgreen Co.	5.250%	1/15/19	5,550	6,168
Walt Disney Co.	5.625%	9/15/16	3,500	4,022
Walt Disney Co.	5.875%	12/15/17	2,600	3,002
Western Union Co.	5.930%	10/1/16	3,800	4,260
Yum! Brands Inc.	6.250%	4/15/16	2,750	3,115
Yum! Brands Inc.	6.250%	3/15/18	7,125	8,076
Consumer Noncyclical (4.6%)
Abbott Laboratories	5.875%	5/15/16	12,900	14,864
Abbott Laboratories	5.600%	11/30/17	5,000	5,725
Abbott Laboratories	5.125%	4/1/19	5,200	5,719
Abbott Laboratories	4.125%	5/27/20	4,225	4,303
Allergan Inc.	5.750%	4/1/16	3,300	3,770
Altria Group Inc.	9.700%	11/10/18	20,300	26,757
Altria Group Inc.	9.250%	8/6/19	3,800	4,957
Amgen Inc.	5.850%	6/1/17	8,675	9,895
Amgen Inc.	5.700%	2/1/19	3,025	3,451
Amgen Inc.	3.450%	10/1/20	4,925	4,686
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	4,100	4,531
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	4,450	4,888
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	11,200	12,191
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,800	2,959
Archer-Daniels-Midland Co.	8.375%	4/15/17	1,375	1,725
Archer-Daniels-Midland Co.	5.450%	3/15/18	2,050	2,283

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AstraZeneca plc	5.900%	9/15/17	7,625	8,813
Avon Products Inc.	6.500%	3/1/19	2,000	2,327
Baxter International Inc.	5.900%	9/1/16	2,600	3,008
Baxter International Inc.	5.375%	6/1/18	3,500	3,928
Baxter International Inc.	4.250%	3/15/20	3,000	3,076
Becton Dickinson and Co.	5.000%	5/15/19	2,975	3,231
Biogen Idec Inc.	6.875%	3/1/18	1,950	2,194
Bottling Group LLC	5.500%	4/1/16	425	484
Bottling Group LLC	5.125%	1/15/19	7,400	8,079
Bristol-Myers Squibb Co.	5.450%	5/1/18	1,425	1,614
Bunge Ltd. Finance Corp.	8.500%	6/15/19	7,375	8,669
Campbell Soup Co.	3.050%	7/15/17	1,850	1,857
Cardinal Health Inc.	4.625%	12/15/20	3,125	3,102
CareFusion Corp.	6.375%	8/1/19	2,750	3,105
Celgene Corp.	3.950%	10/15/20	925	879
Clorox Co.	5.950%	10/15/17	4,000	4,475
Coca-Cola Co.	5.350%	11/15/17	4,925	5,560
Coca-Cola Co.	4.875%	3/15/19	2,400	2,626
Coca-Cola Co.	3.150%	11/15/20	4,500	4,220
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,000	2,060
ConAgra Foods Inc.	5.819%	6/15/17	1,500	1,633
ConAgra Foods Inc.	7.000%	4/15/19	500	575
Corn Products International Inc.	4.625%	11/1/20	650	639
Covidien International Finance SA	6.000%	10/15/17	8,125	9,242
Delhaize Group SA	6.500%	6/15/17	2,800	3,174
Diageo Capital plc	5.500%	9/30/16	4,500	5,052
Diageo Capital plc	5.750%	10/23/17	4,800	5,483
Diageo Capital plc	4.828%	7/15/20	975	1,032
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	4,250	5,052
Eli Lilly & Co.	5.200%	3/15/17	4,925	5,467
Express Scripts Inc.	7.250%	6/15/19	2,050	2,424
Fortune Brands Inc.	5.375%	1/15/16	3,325	3,428
General Mills Inc.	5.700%	2/15/17	5,750	6,459
General Mills Inc.	5.650%	2/15/19	5,775	6,426
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	11,550	13,183
Hasbro Inc.	6.300%	9/15/17	2,175	2,348
Hershey Co.	5.450%	9/1/16	2,100	2,342
Hospira Inc.	6.050%	3/30/17	2,000	2,239
Johnson & Johnson	5.550%	8/15/17	550	641
Johnson & Johnson	5.150%	7/15/18	7,325	8,317
Kellogg Co.	4.150%	11/15/19	5,600	5,709
Kellogg Co.	4.000%	12/15/20	4,275	4,200
Kimberly-Clark Corp.	6.125%	8/1/17	7,000	8,156
Kimberly-Clark Corp.	6.250%	7/15/18	675	794
Kimberly-Clark Corp.	3.625%	8/1/20	1,000	987
Koninklijke Philips Electronics NV	5.750%	3/11/18	8,800	9,877
Kraft Foods Inc.	4.125%	2/9/16	7,425	7,786
Kraft Foods Inc.	6.500%	8/11/17	13,450	15,665
Kraft Foods Inc.	6.125%	2/1/18	5,150	5,871
Kraft Foods Inc.	6.125%	8/23/18	700	800
Kraft Foods Inc.	5.375%	2/10/20	20,100	21,606
Kroger Co.	6.400%	8/15/17	2,350	2,691
Kroger Co.	6.150%	1/15/20	4,969	5,616
Life Technologies Corp.	3.500%	1/15/16	1,700	1,692
Life Technologies Corp.	6.000%	3/1/20	3,150	3,370
Life Technologies Corp.	5.000%	1/15/21	875	869
Lorillard Tobacco Co.	8.125%	6/23/19	3,200	3,566
Lorillard Tobacco Co.	6.875%	5/1/20	5,050	5,220
McKesson Corp.	5.700%	3/1/17	1,000	1,102
McKesson Corp.	7.500%	2/15/19	1,825	2,212
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,475	2,600
Medco Health Solutions Inc.	7.125%	3/15/18	9,800	11,605
Medtronic Inc.	5.600%	3/15/19	1,525	1,718
Medtronic Inc.	4.450%	3/15/20	4,075	4,241

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Merck & Co. Inc.	6.000%	9/15/17	1,925	2,251
Merck & Co. Inc.	5.000%	6/30/19	5,525	6,100
Merck & Co. Inc.	3.875%	1/15/21	2,475	2,462
Novant Health Inc.	5.850%	11/1/19	1,300	1,376
Novartis Capital Corp.	4.400%	4/24/20	1,800	1,881
Novartis Securities Investment Ltd.	5.125%	2/10/19	15,875	17,576
PepsiAmericas Inc.	5.000%	5/15/17	750	815
PepsiCo Inc.	5.000%	6/1/18	9,200	10,101
PepsiCo Inc.	7.900%	11/1/18	8,700	11,149
PepsiCo Inc.	4.500%	1/15/20	1,900	1,995
Pfizer Inc.	6.200%	3/15/19	17,600	20,693
Philip Morris International Inc.	5.650%	5/16/18	16,675	18,940
Procter & Gamble Co.	4.700%	2/15/19	3,350	3,635
Quest Diagnostics Inc.	6.400%	7/1/17	1,325	1,460
Quest Diagnostics Inc.	4.750%	1/30/20	1,100	1,093
Reynolds American Inc.	7.625%	6/1/16	1,000	1,160
Reynolds American Inc.	6.750%	6/15/17	6,500	7,215
Safeway Inc.	6.350%	8/15/17	3,100	3,465
Safeway Inc.	5.000%	8/15/19	2,750	2,828
Sara Lee Corp.	4.100%	9/15/20	325	311
St. Jude Medical Inc.	2.500%	1/15/16	1,475	1,461
St. Jude Medical Inc.	4.875%	7/15/19	2,757	2,922
Stryker Corp.	4.375%	1/15/20	1,950	2,007
Sysco Corp.	5.250%	2/12/18	2,500	2,742
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	2,675	3,008
Thermo Fisher Scientific Inc.	4.700%	5/1/20	650	677
Unilever Capital Corp.	4.800%	2/15/19	2,475	2,675
UST LLC	5.750%	3/1/18	975	1,047
Wyeth	5.500%	2/15/16	5,000	5,657
Wyeth	5.450%	4/1/17	1,725	1,945
Zimmer Holdings Inc.	4.625%	11/30/19	3,175	3,249
Energy (2.3%)
Anadarko Petroleum Corp.	5.950%	9/15/16	12,000	12,849
Anadarko Petroleum Corp.	6.375%	9/15/17	6,400	6,961
Anadarko Petroleum Corp.	6.950%	6/15/19	2,700	3,002
Apache Corp.	5.625%	1/15/17	625	713
Apache Corp.	6.900%	9/15/18	2,800	3,377
Baker Hughes Inc.	7.500%	11/15/18	3,000	3,751
BJ Services Co.	6.000%	6/1/18	1,225	1,403
BP Capital Markets plc	4.750%	3/10/19	3,975	4,100
BP Capital Markets plc	4.500%	10/1/20	5,780	5,740
Cameron International Corp.	6.375%	7/15/18	1,600	1,764
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,000	4,598
Canadian Natural Resources Ltd.	5.700%	5/15/17	2,825	3,215
Cenovus Energy Inc.	5.700%	10/15/19	5,300	6,008
Chevron Corp.	4.950%	3/3/19	6,300	7,068
ConocoPhillips	5.750%	2/1/19	10,875	12,387
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	9,825	11,130
Devon Energy Corp.	6.300%	1/15/19	2,875	3,382
Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,050	1,160
Encana Corp.	5.900%	12/1/17	4,225	4,790
EOG Resources Inc.	5.875%	9/15/17	2,300	2,628
EOG Resources Inc.	6.875%	10/1/18	4,525	5,371
EOG Resources Inc.	4.400%	6/1/20	1,200	1,217
EOG Resources Inc.	4.100%	2/1/21	2,700	2,665
Halliburton Co.	6.150%	9/15/19	4,300	4,943
Hess Corp.	8.125%	2/15/19	3,925	4,963
Husky Energy Inc.	6.150%	6/15/19	510	558
Husky Energy Inc.	7.250%	12/15/19	3,895	4,614
Marathon Oil Corp.	6.000%	10/1/17	8,775	9,947
Marathon Oil Corp.	5.900%	3/15/18	150	169
Nabors Industries Inc.	6.150%	2/15/18	5,475	5,855
Nabors Industries Inc.	9.250%	1/15/19	4,800	5,932

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Nabors Industries Inc.	5.000%	9/15/20	1,450	1,403
Nexen Inc.	5.650%	5/15/17	1,850	1,962
Nexen Inc.	6.200%	7/30/19	2,000	2,153
Noble Energy Inc.	8.250%	3/1/19	4,000	4,987
Noble Holding International Ltd.	4.900%	8/1/20	2,200	2,279
Occidental Petroleum Corp.	2.500%	2/1/16	3,000	2,996
Petro-Canada	6.050%	5/15/18	7,350	8,358
Rowan Cos. Inc.	7.875%	8/1/19	2,150	2,497
Shell International Finance BV	5.200%	3/22/17	2,775	3,094
Shell International Finance BV	4.300%	9/22/19	11,800	12,325
Shell International Finance BV	4.375%	3/25/20	2,375	2,492
Smith International Inc.	9.750%	3/15/19	4,500	6,202
Statoil ASA	3.125%	8/17/17	3,800	3,752
Statoil ASA	5.250%	4/15/19	7,825	8,690
Suncor Energy Inc.	6.100%	6/1/18	3,575	4,104
Sunoco Inc.	5.750%	1/15/17	2,075	2,141
Talisman Energy Inc.	7.750%	6/1/19	3,875	4,782
Total Capital SA	4.450%	6/24/20	5,050	5,233
Transocean Inc.	4.950%	11/15/15	225	232
Transocean Inc.	6.000%	3/15/18	4,750	4,979
Valero Energy Corp.	6.125%	6/15/17	6,000	6,475
Valero Energy Corp.	9.375%	3/15/19	4,000	4,955
Valero Energy Corp.	6.125%	2/1/20	3,700	3,935
Weatherford International Inc.	6.350%	6/15/17	2,035	2,257
Weatherford International Ltd.	5.500%	2/15/16	1,000	1,060
Weatherford International Ltd. Bermuda	6.000%	3/15/18	2,575	2,771
Weatherford International Ltd. Bermuda	9.625%	3/1/19	7,550	9,725
Weatherford International Ltd. Bermuda	5.125%	9/15/20	900	899
XTO Energy Inc.	6.250%	8/1/17	6,125	7,189
XTO Energy Inc.	5.500%	6/15/18	2,875	3,302
Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	1,300	1,479

Technology (1.6%)
Adobe Systems Inc.	4.750%	2/1/20	4,175	4,278
Agilent Technologies Inc.	6.500%	11/1/17	4,025	4,459
Avnet Inc.	6.625%	9/15/16	3,000	3,305
BMC Software Inc.	7.250%	6/1/18	1,550	1,791
CA Inc.	5.375%	12/1/19	3,450	3,565
Cisco Systems Inc.	5.500%	2/22/16	16,475	18,819
Cisco Systems Inc.	4.950%	2/15/19	6,000	6,548
Cisco Systems Inc.	4.450%	1/15/20	9,200	9,662
Computer Sciences Corp.	6.500%	3/15/18	4,000	4,356
Corning Inc.	6.625%	5/15/19	950	1,094
Dell Inc.	5.650%	4/15/18	2,500	2,722
Dell Inc.	5.875%	6/15/19	3,675	4,030
Equifax Inc.	6.300%	7/1/17	1,300	1,416
Fiserv Inc.	6.800%	11/20/17	3,150	3,508
Fiserv Inc.	4.625%	10/1/20	1,800	1,750
Harris Corp.	5.950%	12/1/17	775	856
Harris Corp.	6.375%	6/15/19	1,425	1,623
Harris Corp.	4.400%	12/15/20	1,800	1,802
Hewlett-Packard Co.	5.400%	3/1/17	2,750	3,070
Hewlett-Packard Co.	5.500%	3/1/18	2,125	2,394
Hewlett-Packard Co.	3.750%	12/1/20	2,800	2,739
International Business Machines Corp.	5.700%	9/14/17	23,225	26,715
Intuit Inc.	5.750%	3/15/17	1,025	1,118
Lexmark International Inc.	6.650%	6/1/18	2,975	3,202
Microsoft Corp.	4.200%	6/1/19	7,375	7,727
Motorola Inc.	6.000%	11/15/17	3,725	3,953
Nokia Oyj	5.375%	5/15/19	4,825	5,086
Oracle Corp.	5.250%	1/15/16	20,675	23,163
Oracle Corp.	5.750%	4/15/18	6,600	7,507

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oracle Corp.	5.000%	7/8/19	1,750	1,896
2 Oracle Corp.	3.875%	7/15/20	440	438
Pitney Bowes Inc.	4.750%	1/15/16	5,650	5,821
Pitney Bowes Inc.	5.750%	9/15/17	2,200	2,324
Pitney Bowes Inc.	4.750%	5/15/18	1,625	1,601
2 SAIC Inc.	4.450%	12/1/20	1,200	1,199
Symantec Corp.	4.200%	9/15/20	1,800	1,659
Tyco Electronics Group SA	6.550%	10/1/17	1,250	1,419
Xerox Corp.	6.400%	3/15/16	2,450	2,794
Xerox Corp.	6.750%	2/1/17	1,850	2,119
Xerox Corp.	6.350%	5/15/18	5,575	6,275
Xerox Corp.	5.625%	12/15/19	2,775	2,984
Transportation (0.8%)
3 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	1,183	1,408
Burlington Northern Santa Fe LLC	5.650%	5/1/17	4,150	4,608
Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,400	6,072
Canadian National Railway Co.	5.800%	6/1/16	1,950	2,224
Canadian National Railway Co.	5.850%	11/15/17	500	571
Canadian National Railway Co.	5.550%	5/15/18	900	1,013
Canadian Pacific Railway Co.	7.250%	5/15/19	1,500	1,772
Con-way Inc.	7.250%	1/15/18	3,400	3,653
3 Continental Airlines 1997-4 Class A Pass Through Trust	6.900%	1/2/18	1,416	1,505
3 Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	9/15/17	1,457	1,519
3 Continental Airlines 1999-1 Class A Pass Through Trust	6.545%	2/2/19	609	645
3 Continental Airlines 2009-1 Pass Through Trust	9.000%	7/8/16	384	438
3 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	1,459	1,634
CSX Corp.	5.600%	5/1/17	3,850	4,196
CSX Corp.	7.900%	5/1/17	282	342
CSX Corp.	6.250%	3/15/18	5,225	5,975
CSX Corp.	7.375%	2/1/19	725	874
CSX Corp.	6.220%	4/30/40	393	422
3 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	2,148	2,389
3 Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	7/2/18	2,900	3,103
3 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	3,425	3,434
FedEx Corp.	8.000%	1/15/19	1,515	1,870
Norfolk Southern Corp.	5.750%	1/15/16	2,050	2,304
Norfolk Southern Corp.	7.700%	5/15/17	2,400	2,936
Norfolk Southern Corp.	5.750%	4/1/18	2,475	2,780
Norfolk Southern Corp.	5.900%	6/15/19	6,900	7,812
Norfolk Southern Railway Co.	9.750%	6/15/20	411	566
Ryder System Inc.	3.600%	3/1/16	2,400	2,386
Ryder System Inc.	5.850%	11/1/16	1,000	1,099
Southwest Airlines Co.	5.750%	12/15/16	1,300	1,372
Southwest Airlines Co.	5.125%	3/1/17	650	655
Union Pacific Corp.	7.000%	2/1/16	550	649
Union Pacific Corp.	5.650%	5/1/17	3,300	3,635
Union Pacific Corp.	5.750%	11/15/17	4,675	5,255
Union Pacific Corp.	5.700%	8/15/18	3,825	4,264
United Parcel Service Inc.	5.500%	1/15/18	3,100	3,496
United Parcel Service Inc.	5.125%	4/1/19	2,200	2,448
United Parcel Service of America Inc.	8.375%	4/1/20	500	664
				2,199,887
Utilities (4.2%)
Electric (2.7%)
Alabama Power Co.	5.500%	10/15/17	2,100	2,326
Ameren Energy Generating Co.	7.000%	4/15/18	1,175	1,166
Ameren Illinois Co.	6.125%	11/15/17	3,100	3,439
Ameren Illinois Co.	6.250%	4/1/18	2,000	2,199
Ameren Illinois Co.	9.750%	11/15/18	3,300	4,257
American Water Capital Corp.	6.085%	10/15/17	3,025	3,391
Appalachian Power Co.	7.950%	1/15/20	675	852
Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,513
Carolina Power & Light Co.	5.300%	1/15/19	9,725	10,806

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CenterPoint Energy Inc.	6.500%	5/1/18	4,500	5,045
Cleveland Electric Illuminating Co.	7.880%	11/1/17	250	301
Commonwealth Edison Co.	5.950%	8/15/16	1,975	2,265
Commonwealth Edison Co.	6.150%	9/15/17	4,250	4,849
Commonwealth Edison Co.	5.800%	3/15/18	2,550	2,858
Commonwealth Edison Co.	4.000%	8/1/20	2,000	1,968
Connecticut Light & Power Co.	5.650%	5/1/18	3,000	3,350
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	3,350	3,797
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	5,000	5,802
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	2,000	2,460
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,200	1,434
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	1,525	1,590
Consumers Energy Co.	5.500%	8/15/16	3,850	4,349
Consumers Energy Co.	6.125%	3/15/19	300	346
Consumers Energy Co.	6.700%	9/15/19	2,900	3,461
Consumers Energy Co.	5.650%	4/15/20	1,075	1,195
Detroit Edison Co.	3.450%	10/1/20	2,500	2,402
Dominion Resources Inc.	6.000%	11/30/17	8,750	9,916
Dominion Resources Inc.	8.875%	1/15/19	5,375	7,018
Dominion Resources Inc.	5.200%	8/15/19	1,000	1,087
3 Dominion Resources Inc.	7.500%	6/30/66	1,300	1,355
Duke Energy Carolinas LLC	5.100%	4/15/18	8,750	9,596
Duke Energy Carolinas LLC	4.300%	6/15/20	1,050	1,088
Duke Energy Corp.	5.050%	9/15/19	5,800	6,152
Duke Energy Indiana Inc.	6.050%	6/15/16	1,500	1,713
Duke Energy Indiana Inc.	3.750%	7/15/20	1,650	1,618
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	2,600	2,851
Entergy Louisiana LLC	6.500%	9/1/18	3,075	3,532
Exelon Generation Co. LLC	6.200%	10/1/17	3,500	3,931
Exelon Generation Co. LLC	4.000%	10/1/20	3,700	3,475
Florida Power & Light Co.	5.550%	11/1/17	3,950	4,466
Florida Power Corp.	5.650%	6/15/18	2,100	2,372
Georgia Power Co.	5.700%	6/1/17	7,000	7,942
Indiana Michigan Power Co.	7.000%	3/15/19	2,497	2,951
3 Integrys Energy Group Inc.	6.110%	12/1/66	1,500	1,458
Jersey Central Power & Light Co.	5.625%	5/1/16	5,675	6,248
Jersey Central Power & Light Co.	5.650%	6/1/17	5,475	5,969
2 Kentucky Utilities Co.	3.250%	11/1/20	2,300	2,174
2 LG&E and KU Energy LLC	3.750%	11/15/20	2,025	1,893
Metropolitan Edison Co.	7.700%	1/15/19	2,000	2,377
MidAmerican Energy Co.	5.950%	7/15/17	925	1,063
MidAmerican Energy Co.	5.300%	3/15/18	400	446
Midamerican Energy Holdings Co.	5.750%	4/1/18	4,350	4,903
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	250	277
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	9,625	10,672
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	2,525	3,476
Nevada Power Co.	6.500%	5/15/18	2,675	3,100
Nevada Power Co.	6.500%	8/1/18	3,575	4,144
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	4,500	5,009
3 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	1,825	1,804
3 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,700	1,711
3 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	1,000	1,041
Nisource Finance Corp.	10.750%	3/15/16	1,000	1,325
Nisource Finance Corp.	5.250%	9/15/17	500	524
Nisource Finance Corp.	6.400%	3/15/18	9,150	10,185
Nisource Finance Corp.	6.800%	1/15/19	850	963
Northern States Power Co.	5.250%	3/1/18	5,350	5,924
NSTAR	4.500%	11/15/19	2,500	2,604
NSTAR Electric Co.	5.625%	11/15/17	975	1,095
Ohio Edison Co.	6.400%	7/15/16	1,200	1,359
Ohio Power Co.	6.000%	6/1/16	2,425	2,742
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	2,500	2,935
Pacific Gas & Electric Co.	5.625%	11/30/17	6,900	7,779
Pacific Gas & Electric Co.	8.250%	10/15/18	1,325	1,727

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pacific Gas & Electric Co.	3.500%	10/1/20	4,025	3,836
PacifiCorp	5.650%	7/15/18	2,575	2,950
Peco Energy Co.	5.350%	3/1/18	2,475	2,738
Pennsylvania Electric Co.	6.050%	9/1/17	800	866
PPL Energy Supply LLC	6.200%	5/15/16	3,575	3,955
PPL Energy Supply LLC	6.500%	5/1/18	750	836
Progress Energy Inc.	5.625%	1/15/16	1,425	1,596
Progress Energy Inc.	7.050%	3/15/19	1,800	2,143
PSEG Power LLC	5.125%	4/15/20	3,562	3,719
Public Service Co. of Colorado	5.125%	6/1/19	2,300	2,525
Public Service Co. of Colorado	3.200%	11/15/20	1,800	1,702
Public Service Co. of Oklahoma	5.150%	12/1/19	650	681
Sierra Pacific Power Co.	6.000%	5/15/16	2,525	2,853
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,400	2,848
Southern California Edison Co.	5.000%	1/15/16	675	752
Southwestern Electric Power Co.	5.550%	1/15/17	3,500	3,696
Southwestern Electric Power Co.	6.450%	1/15/19	2,075	2,290
Tampa Electric Co.	6.100%	5/15/18	2,150	2,423
Teco Finance Inc.	4.000%	3/15/16	1,100	1,122
Teco Finance Inc.	5.150%	3/15/20	1,350	1,402
TransAlta Corp.	6.750%	7/15/12	125	134
TransAlta Corp.	6.650%	5/15/18	2,975	3,350
UIL Holdings Corp.	4.625%	10/1/20	1,850	1,751
Union Electric Co.	5.400%	2/1/16	300	331
Union Electric Co.	6.700%	2/1/19	4,000	4,655
United Utilities plc	5.375%	2/1/19	1,000	1,031
Virginia Electric and Power Co.	5.400%	1/15/16	4,450	5,023
Westar Energy Inc.	8.625%	12/1/18	2,000	2,545
Wisconsin Electric Power Co.	4.250%	12/15/19	1,525	1,566
3 Wisconsin Energy Corp.	6.250%	5/15/67	5,275	5,237
Wisconsin Power & Light Co.	5.000%	7/15/19	2,275	2,455
Xcel Energy Inc.	4.700%	5/15/20	2,000	2,079
Natural Gas (1.4%)
AGL Capital Corp.	5.250%	8/15/19	2,300	2,424
Atmos Energy Corp.	8.500%	3/15/19	600	751
Boardwalk Pipelines LP	5.500%	2/1/17	3,725	3,948
Buckeye Partners LP	6.050%	1/15/18	4,550	5,003
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,504
CenterPoint Energy Resources Corp.	6.000%	5/15/18	5,000	5,512
El Paso Natural Gas Co.	5.950%	4/15/17	1,700	1,820
Enbridge Energy Partners LP	6.500%	4/15/18	3,075	3,494
Enbridge Energy Partners LP	9.875%	3/1/19	1,700	2,228
Enbridge Energy Partners LP	5.200%	3/15/20	1,875	1,967
Enbridge Inc.	5.600%	4/1/17	3,550	3,976
Energy Transfer Partners LP	6.125%	2/15/17	4,850	5,180
Energy Transfer Partners LP	9.000%	4/15/19	8,500	10,657
Enterprise Products Operating LLC	6.300%	9/15/17	2,525	2,852
Enterprise Products Operating LLC	6.650%	4/15/18	550	629
Enterprise Products Operating LLC	6.500%	1/31/19	3,050	3,461
Enterprise Products Operating LLC	5.250%	1/31/20	5,000	5,186
Enterprise Products Operating LLC	5.200%	9/1/20	1,500	1,553
EQT Corp.	6.500%	4/1/18	3,800	4,107
EQT Corp.	8.125%	6/1/19	1,725	2,009
Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	1,105
Kinder Morgan Energy Partners LP	5.950%	2/15/18	250	276
Kinder Morgan Energy Partners LP	6.850%	2/15/20	8,925	10,235
Magellan Midstream Partners LP	5.650%	10/15/16	650	716
Magellan Midstream Partners LP	6.550%	7/15/19	3,475	3,939
National Grid plc	6.300%	8/1/16	6,200	7,073
NuStar Logistics LP	7.650%	4/15/18	2,900	3,337
ONEOK Partners LP	6.150%	10/1/16	3,125	3,520
ONEOK Partners LP	8.625%	3/1/19	5,000	6,267
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	2,000	2,136

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	2,525	2,803
	Plains All American Pipeline LP / PAA Finance Corp.	6.125%	1/15/17	2,500	2,757
	Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	2,675	2,993
	Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	200	250
	Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	600	638
	Questar Corp.	2.750%	2/1/16	1,900	1,884
	Sempra Energy	6.150%	6/15/18	2,800	3,206
	Sempra Energy	9.800%	2/15/19	4,370	5,866
2	Southern Natural Gas Co.	5.900%	4/1/17	6,525	7,003
	Spectra Energy Capital LLC	6.200%	4/15/18	1,700	1,892
	Spectra Energy Capital LLC	8.000%	10/1/19	425	519
	TransCanada PipeLines Ltd.	6.500%	8/15/18	6,100	7,207
	TransCanada PipeLines Ltd.	7.125%	1/15/19	1,050	1,280
	TransCanada PipeLines Ltd.	3.800%	10/1/20	1,875	1,824
3	TransCanada PipeLines Ltd.	6.350%	5/15/67	6,475	6,389
	Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	2,500	2,819
	Williams Partners LP	5.250%	3/15/20	5,025	5,196
	Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	5,500	6,395
	Other Utility (0.1%)
	Veolia Environnement SA	6.000%	6/1/18	3,500	3,919
					493,206

Total Corporate Bonds (Cost $3,875,943)					4,236,632

Sovereign Bonds (U.S. Dollar-Denominated) (5.8%)
	Asian Development Bank	5.500%	6/27/16	6,900	7,967
	Asian Development Bank	5.250%	6/12/17	2,300	2,630
	Asian Development Bank	5.593%	7/16/18	1,975	2,252
	Brazilian Government International Bond	6.000%	1/17/17	28,575	32,290
3	Brazilian Government International Bond	8.000%	1/15/18	12,750	14,917
	Brazilian Government International Bond	5.875%	1/15/19	5,450	6,049
	Chile Government International Bond	3.875%	8/5/20	3,800	3,735
	Corp Andina de Fomento	3.750%	1/15/16	1,500	1,475
	Corp Andina de Fomento	8.125%	6/4/19	5,500	6,603
	Corp. Andina de Fomento	5.750%	1/12/17	5,025	5,317
	Development Bank of Japan	5.125%	2/1/17	3,700	4,145
	Eksportfinans ASA	5.500%	5/25/16	3,125	3,521
	Eksportfinans ASA	5.500%	6/26/17	6,100	6,866
	European Investment Bank	4.875%	2/16/16	9,250	10,328
	European Investment Bank	5.125%	9/13/16	11,550	13,098
	European Investment Bank	4.875%	1/17/17	14,975	16,734
	European Investment Bank	5.125%	5/30/17	16,550	18,689
	European Investment Bank	2.875%	9/15/20	8,600	8,068
	Export-Import Bank of Korea	5.125%	6/29/20	4,400	4,546
	Hungary Government International Bond	6.250%	1/29/20	5,000	4,886
	Hydro Quebec	7.500%	4/1/16	2,500	3,067
	Inter-American Development Bank	5.125%	9/13/16	6,700	7,621
	Inter-American Development Bank	2.375%	8/15/17	7,800	7,611
	Inter-American Development Bank	3.875%	9/17/19	5,025	5,206
	Inter-American Development Bank	3.875%	2/14/20	5,475	5,695
	International Bank for Reconstruction & Development	5.000%	4/1/16	9,375	10,575
	International Finance Corp.	2.125%	11/17/17	8,600	8,147
	Israel Government International Bond	5.500%	11/9/16	4,025	4,524
	Israel Government International Bond	5.125%	3/26/19	9,000	9,626
	Japan Finance Organization for Municipalities	5.000%	5/16/17	3,800	4,249
	Korea Development Bank	3.250%	3/9/16	1,875	1,838
	Korea Finance Corp.	3.250%	9/20/16	4,200	4,027
	Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	10,875	12,257
4	Kreditanstalt fuer Wiederaufbau	4.875%	1/17/17	3,000	3,361
	Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	19,700	21,497
	Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	19,875	21,762
4	Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	13,450	14,982
^,4	Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	10,750	11,260

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	17,650	16,519
4 Landwirtschaftliche Rentenbank	5.125%	2/1/17	8,775	9,861
^ Landwirtschaftliche Rentenbank	2.375%	9/13/17	4,000	3,847
Mexico Government International Bond	11.375%	9/15/16	1,725	2,428
Mexico Government International Bond	5.625%	1/15/17	32,200	35,532
Mexico Government International Bond	5.950%	3/19/19	11,500	12,822
Mexico Government International Bond	8.125%	12/30/19	1,625	2,056
Mexico Government International Bond	5.125%	1/15/20	9,550	9,982
Nordic Investment Bank	5.000%	2/1/17	7,650	8,593
Oesterreichische Kontrollbank AG	4.875%	2/16/16	5,000	5,527
5 Oesterreichische Kontrollbank AG	5.000%	4/25/17	6,425	7,122
Panama Government International Bond	5.200%	1/30/20	3,450	3,650
Pemex Project Funding Master Trust	5.750%	3/1/18	14,400	15,360
Peruvian Government International Bond	7.125%	3/30/19	8,400	9,996
Petrobras International Finance Co. - Pifco	6.125%	10/6/16	8,475	9,283
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	8,175	8,643
Petrobras International Finance Co. - Pifco	8.375%	12/10/18	1,500	1,834
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	11,950	14,101
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	10,125	10,509
Petroleos Mexicanos	8.000%	5/3/19	5,075	6,102
Petroleos Mexicanos	6.000%	3/5/20	5,825	6,250
Poland Government International Bond	6.375%	7/15/19	17,050	19,096
Province of Manitoba Canada	4.900%	12/6/16	5,500	6,121
Province of Manitoba Canada	9.250%	4/1/20	1,500	2,085
Province of Ontario Canada	4.750%	1/19/16	6,600	7,294
Province of Ontario Canada	3.150%	12/15/17	1,150	1,142
Province of Ontario Canada	4.000%	10/7/19	15,400	15,791
Province of Ontario Canada	4.400%	4/14/20	11,350	11,871
Province of Quebec Canada	5.125%	11/14/16	8,975	10,075
Province of Quebec Canada	4.625%	5/14/18	4,500	4,847
Province of Quebec Canada	3.500%	7/29/20	8,100	7,870
Republic of Italy	4.750%	1/25/16	4,275	4,339
Republic of Italy	5.250%	9/20/16	25,700	26,664
Republic of Italy	5.375%	6/12/17	425	436
Republic of Korea	7.125%	4/16/19	6,550	7,859
South Africa Government International Bond	6.875%	5/27/19	9,150	10,717
South Africa Government International Bond	5.500%	3/9/20	7,875	8,347
Svensk Exportkredit AB	5.125%	3/1/17	6,250	6,977

Total Sovereign Bonds (Cost $638,032)				682,969

Taxable Municipal Bonds (0.2%)
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	2,500	2,647
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	800	854
California Educational Facilities Authority Revenue
(Stanford University)	4.750%	5/1/19	1,800	1,929
California GO	5.950%	4/1/16	2,800	2,962
California GO	6.200%	3/1/19	500	519
California GO	6.200%	10/1/19	3,925	4,061
Kentucky Asset/Liability Commission General Fund
Revenue	3.165%	4/1/18	1,250	1,219
Loudoun County VA Industrial Development Authority
Revenue (Howard Hughes Medical Institute)	3.450%	9/1/14	2,750	2,902
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)	5.250%	7/1/19	1,200	1,317
Massachusetts GO	4.200%	12/1/21	3,375	3,381
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College)	4.750%	6/1/19	1,000	1,069
Private Colleges & University Authority of Georgia
Revenue (Emory University)	5.625%	9/1/19	1,000	1,107

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wisconsin GO	4.800%	5/1/13	1,350	1,442
Total Taxable Municipal Bonds (Cost $24,598)				25,409

			Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
6,7 Vanguard Market Liquidity Fund (Cost $46,431)	0.211%		46,430,931	46,431
Total Investments (99.5%) (Cost $11,085,796)				11,712,573
Other Assets and Liabilities—Net (0.5%)[7]				57,830
Net Assets (100%)				11,770,403

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,219,000.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate value of these securities was $53,333,000, representing 0.5% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Guaranteed by the Federal Republic of Germany.
5 Guaranteed by the Republic of Austria.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $7,276,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (43.1%)
U.S. Government Securities (39.8%)
	United States Treasury Note/Bond	1.000%	9/30/11	1,595	1,603
	United States Treasury Note/Bond	0.375%	8/31/12	8,300	8,284
	United States Treasury Note/Bond	2.375%	10/31/14	1,545	1,599
	United States Treasury Note/Bond	2.625%	11/15/20	1,750	1,653
	United States Treasury Note/Bond	8.125%	5/15/21	520	739
	United States Treasury Note/Bond	8.000%	11/15/21	63,905	90,466
	United States Treasury Note/Bond	7.250%	8/15/22	280	379
	United States Treasury Note/Bond	7.125%	2/15/23	66,840	89,827
	United States Treasury Note/Bond	6.250%	8/15/23	75,015	94,331
	United States Treasury Note/Bond	7.500%	11/15/24	26,090	36,563
	United States Treasury Note/Bond	7.625%	2/15/25	2,120	3,008
	United States Treasury Note/Bond	6.875%	8/15/25	78,030	104,328
	United States Treasury Note/Bond	6.000%	2/15/26	23,875	29,519
	United States Treasury Note/Bond	6.500%	11/15/26	670	870
	United States Treasury Note/Bond	6.625%	2/15/27	5	7
	United States Treasury Note/Bond	6.375%	8/15/27	20,795	26,761
	United States Treasury Note/Bond	6.125%	11/15/27	2,797	3,514
	United States Treasury Note/Bond	5.500%	8/15/28	45,780	53,942
	United States Treasury Note/Bond	5.250%	11/15/28	960	1,101
	United States Treasury Note/Bond	5.250%	2/15/29	1,100	1,262
	United States Treasury Note/Bond	6.125%	8/15/29	48,185	60,954
	United States Treasury Note/Bond	6.250%	5/15/30	13,085	16,820
	United States Treasury Note/Bond	5.375%	2/15/31	38,965	45,485
	United States Treasury Note/Bond	4.500%	2/15/36	5,025	5,203
	United States Treasury Note/Bond	4.750%	2/15/37	27,300	29,348
	United States Treasury Note/Bond	5.000%	5/15/37	23,495	26,219
	United States Treasury Note/Bond	4.375%	2/15/38	41,098	41,553
	United States Treasury Note/Bond	4.500%	5/15/38	58,885	60,698
	United States Treasury Note/Bond	3.500%	2/15/39	76,923	66,333
	United States Treasury Note/Bond	4.250%	5/15/39	114,828	113,213
	United States Treasury Note/Bond	4.500%	8/15/39	118,951	122,278
	United States Treasury Note/Bond	4.375%	11/15/39	117,110	117,806
	United States Treasury Note/Bond	4.625%	2/15/40	54,421	57,040
	United States Treasury Note/Bond	4.375%	5/15/40	69,978	70,339
	United States Treasury Note/Bond	3.875%	8/15/40	114,075	105,163
	United States Treasury Note/Bond	4.250%	11/15/40	26,680	26,255
					1,514,463
Agency Bonds and Notes (3.3%)
1	Federal Home Loan Banks	5.625%	6/11/21	3,000	3,472
1	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,114
1	Federal Home Loan Banks	5.500%	7/15/36	3,750	4,131
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	9,800
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	12,400	15,852
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	4,525	5,520
1	Federal National Mortgage Assn.	6.250%	5/15/29	8,475	10,272
1	Federal National Mortgage Assn.	7.125%	1/15/30	9,075	12,050
1	Federal National Mortgage Assn.	7.250%	5/15/30	6,635	8,888
1	Federal National Mortgage Assn.	6.625%	11/15/30	3,300	4,166
1	Federal National Mortgage Assn.	5.625%	7/15/37	7,325	8,208
1	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,199
	Israel Government AID Bond	5.500%	9/18/23	1,375	1,576
	Israel Government AID Bond	5.500%	12/4/23	5,325	6,107
	Israel Government AID Bond	5.500%	4/26/24	2,900	3,329
	Private Export Funding Corp.	4.300%	12/15/21	1,075	1,107
	Resolution Funding Corp.	8.625%	1/15/21	850	1,156
1	Tennessee Valley Authority	6.750%	11/1/25	4,500	5,788
1	Tennessee Valley Authority	7.125%	5/1/30	1,250	1,639
1	Tennessee Valley Authority	4.650%	6/15/35	4,825	4,745
1	Tennessee Valley Authority	5.880%	4/1/36	1,000	1,154
1	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,166
1	Tennessee Valley Authority	6.150%	1/15/38	2,450	2,916

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,280
1	Tennessee Valley Authority	5.250%	9/15/39	3,375	3,564
1	Tennessee Valley Authority	4.875%	1/15/48	2,500	2,487
1	Tennessee Valley Authority	5.375%	4/1/56	1,850	1,979
1	Tennessee Valley Authority	4.625%	9/15/60	1,700	1,588

					126,253

Total U.S. Government and Agency Obligations (Cost $1,628,245)					1,640,716

Asset-Backed/Commercial Mortgage-Backed Security (0.1%)
2	PSE&G Transition Funding LLC (Cost $2,500)	6.890%	12/15/17	2,500	2,978

Corporate Bonds (43.6%)
Finance (9.4%)
	Banking (5.3%)
2	Abbey National Capital Trust I	8.963%	12/29/49	2,300	2,447
	American Express Co.	8.150%	3/19/38	1,950	2,641
	BAC Capital Trust XI	6.625%	5/23/36	4,000	3,824
	Bank of America Corp.	6.800%	3/15/28	375	377
	Bank of America Corp.	6.500%	9/15/37	1,600	1,561
	Bank of America NA	6.000%	10/15/36	2,975	2,812
	Bank One Corp.	7.750%	7/15/25	2,000	2,285
	Bank One Corp.	7.625%	10/15/26	4,350	5,135
	BB&T Capital Trust II	6.750%	6/7/36	3,325	3,326
2	BB&T Capital Trust IV	6.820%	6/12/57	650	646
	Capital One Capital III	7.686%	8/15/36	1,700	1,709
	Capital One Capital IV	6.745%	2/17/37	1,100	1,086
	Capital One Capital V	10.250%	8/15/39	2,350	2,509
	Capital One Capital VI	8.875%	5/15/40	2,775	2,883
2,3	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	450	517
	Citigroup Inc.	6.625%	6/15/32	2,750	2,759
	Citigroup Inc.	5.875%	2/22/33	1,825	1,675
	Citigroup Inc.	6.000%	10/31/33	2,625	2,492
	Citigroup Inc.	5.850%	12/11/34	2,300	2,229
	Citigroup Inc.	6.125%	8/25/36	4,225	4,051
	Citigroup Inc.	5.875%	5/29/37	1,100	1,084
	Citigroup Inc.	6.875%	3/5/38	7,250	8,057
	Citigroup Inc.	8.125%	7/15/39	5,275	6,714
	Compass Bank	5.900%	4/1/26	1,075	891
3	Corestates Capital I	8.000%	12/15/26	2,300	2,303
	Credit Suisse USA Inc.	7.125%	7/15/32	2,575	3,071
	Fifth Third Bancorp	8.250%	3/1/38	3,425	3,898
	First Union Institutional Capital I	8.040%	12/1/26	500	505
	FleetBoston Financial Corp.	6.875%	1/15/28	400	398
	FleetBoston Financial Corp.	6.700%	7/15/28	1,200	1,181
	Goldman Sachs Capital I	6.345%	2/15/34	7,350	7,090
	Goldman Sachs Group Inc.	5.750%	10/1/16	75	81
	Goldman Sachs Group Inc.	5.950%	1/15/27	4,050	4,010
	Goldman Sachs Group Inc.	6.125%	2/15/33	6,150	6,584
	Goldman Sachs Group Inc.	6.450%	5/1/36	875	864
	Goldman Sachs Group Inc.	6.750%	10/1/37	13,100	13,467
	HSBC Bank USA NA	5.875%	11/1/34	4,100	4,037
	HSBC Bank USA NA	5.625%	8/15/35	3,800	3,619
	HSBC Holdings plc	7.625%	5/17/32	1,050	1,159
	HSBC Holdings plc	7.350%	11/27/32	200	211
	HSBC Holdings plc	6.500%	5/2/36	3,425	3,579
	HSBC Holdings plc	6.500%	9/15/37	4,950	5,198
	HSBC Holdings plc	6.800%	6/1/38	3,740	4,025
	JP Morgan Chase Capital XVII	5.850%	8/1/35	425	407
	JP Morgan Chase Capital XVIII	6.950%	8/17/36	1,000	1,006
	JP Morgan Chase Capital XX	6.550%	9/29/36	3,375	3,401
	JP Morgan Chase Capital XXII	6.450%	2/2/37	3,075	3,065
	JP Morgan Chase Capital XXV	6.800%	10/1/37	2,850	2,904
	JPMorgan Chase & Co.	6.400%	5/15/38	7,525	8,657

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	5.500%	10/15/40	2,550	2,608
JPMorgan Chase Capital XXVII	7.000%	11/1/39	975	1,011
KeyBank NA	6.950%	2/1/28	143	147
Merrill Lynch & Co. Inc.	6.220%	9/15/26	4,775	4,538
Merrill Lynch & Co. Inc.	6.110%	1/29/37	3,500	3,169
Merrill Lynch & Co. Inc.	7.750%	5/14/38	5,175	5,521
Morgan Stanley	6.250%	8/9/26	3,250	3,349
Morgan Stanley	7.250%	4/1/32	1,550	1,775
NB Capital Trust II	7.830%	12/15/26	4,000	4,040
SunTrust Capital VIII	6.100%	12/15/36	2,504	2,294
UBS AG	7.000%	10/15/15	1,000	1,110
UBS AG	7.375%	6/15/17	550	604
UBS AG	7.750%	9/1/26	1,000	1,108
USB Capital XIII Trust	6.625%	12/15/39	1,025	1,042
Wachovia Bank NA	5.850%	2/1/37	3,175	3,185
Wachovia Bank NA	6.600%	1/15/38	4,100	4,547
Wachovia Corp.	6.605%	10/1/25	725	754
Wachovia Corp.	7.500%	4/15/35	150	170
Wachovia Corp.	5.500%	8/1/35	4,000	3,722
Wachovia Corp.	6.550%	10/15/35	125	128
Wells Fargo & Co.	5.375%	2/7/35	2,450	2,479
Wells Fargo Bank NA	5.950%	8/26/36	2,175	2,222
Wells Fargo Capital X	5.950%	12/15/36	3,775	3,591
Brokerage (0.1%)
Jefferies Group Inc.	6.875%	4/15/21	600	630
Jefferies Group Inc.	6.450%	6/8/27	1,500	1,436
Jefferies Group Inc.	6.250%	1/15/36	1,400	1,249
Finance Companies (1.3%)
General Electric Capital Corp.	6.750%	3/15/32	18,375	20,690
General Electric Capital Corp.	6.150%	8/7/37	5,600	5,805
General Electric Capital Corp.	5.875%	1/14/38	12,425	12,904
General Electric Capital Corp.	6.875%	1/10/39	6,050	6,995
3 HSBC Finance Corp.	6.676%	1/15/21	2,025	2,045
SLM Corp.	5.625%	8/1/33	1,950	1,540
Insurance (2.5%)
ACE Capital Trust II	9.700%	4/1/30	850	1,039
ACE INA Holdings Inc.	6.700%	5/15/36	1,000	1,164
Aetna Inc.	3.950%	9/1/20	1,775	1,701
Aetna Inc.	6.625%	6/15/36	2,850	3,114
Aetna Inc.	6.750%	12/15/37	700	785
Aflac Inc.	6.900%	12/17/39	575	605
Aflac Inc.	6.450%	8/15/40	1,450	1,499
Allstate Corp.	6.125%	12/15/32	1,250	1,349
Allstate Corp.	5.350%	6/1/33	1,950	1,913
Allstate Corp.	5.550%	5/9/35	1,700	1,712
Allstate Corp.	6.900%	5/15/38	300	346
2 Allstate Corp.	6.500%	5/15/57	1,500	1,547
American International Group Inc.	6.250%	5/1/36	2,150	2,000
AON Corp.	8.205%	1/1/27	1,175	1,246
AON Corp.	6.250%	9/30/40	1,525	1,578
Arch Capital Group Ltd.	7.350%	5/1/34	625	644
Assurant Inc.	6.750%	2/15/34	1,200	1,173
AXA SA	8.600%	12/15/30	3,700	4,140
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	2,300	2,401
Chubb Corp.	6.000%	5/11/37	1,675	1,799
Chubb Corp.	6.500%	5/15/38	1,375	1,565
CIGNA Corp.	7.875%	5/15/27	500	561
CIGNA Corp.	6.150%	11/15/36	525	539
Cincinnati Financial Corp.	6.920%	5/15/28	1,000	1,028
Cincinnati Financial Corp.	6.125%	11/1/34	850	792
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,425	1,361
Genworth Financial Inc.	7.200%	2/15/21	800	818
Genworth Financial Inc.	6.500%	6/15/34	825	732

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hartford Financial Services Group Inc.	5.950%	10/15/36	450	422
Hartford Financial Services Group Inc.	6.625%	3/30/40	500	497
Hartford Financial Services Group Inc.	6.100%	10/1/41	500	459
Humana Inc.	8.150%	6/15/38	250	278
Lincoln National Corp.	6.150%	4/7/36	1,475	1,448
Lincoln National Corp.	7.000%	6/15/40	2,100	2,282
Loews Corp.	6.000%	2/1/35	800	783
MetLife Inc.	4.750%	2/8/21	2,225	2,290
MetLife Inc.	6.500%	12/15/32	750	835
MetLife Inc.	6.375%	6/15/34	1,150	1,266
MetLife Inc.	5.700%	6/15/35	475	482
MetLife Inc.	6.400%	12/15/36	2,865	2,724
MetLife Inc.	10.750%	8/1/39	700	942
MetLife Inc.	5.875%	2/6/41	4,400	4,610
Nationwide Financial Services	6.750%	5/15/37	1,000	920
Principal Financial Group Inc.	6.050%	10/15/36	1,700	1,698
Progressive Corp.	6.625%	3/1/29	1,625	1,777
Protective Life Corp.	8.450%	10/15/39	600	645
Prudential Financial Inc.	5.750%	7/15/33	800	785
Prudential Financial Inc.	5.400%	6/13/35	1,000	936
Prudential Financial Inc.	5.900%	3/17/36	1,500	1,501
Prudential Financial Inc.	5.700%	12/14/36	3,225	3,183
Prudential Financial Inc.	6.625%	12/1/37	125	137
Prudential Financial Inc.	6.625%	6/21/40	700	771
Prudential Financial Inc.	6.200%	11/15/40	650	692
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,850	1,957
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	400	454
Transatlantic Holdings Inc.	8.000%	11/30/39	800	819
Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,171
Travelers Cos. Inc.	6.250%	6/15/37	1,825	2,016
Travelers Cos. Inc.	5.350%	11/1/40	1,775	1,737
Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,668
UnitedHealth Group Inc.	5.800%	3/15/36	1,300	1,321
UnitedHealth Group Inc.	6.500%	6/15/37	700	776
UnitedHealth Group Inc.	6.625%	11/15/37	575	645
UnitedHealth Group Inc.	6.875%	2/15/38	5,300	6,182
Validus Holdings Ltd.	8.875%	1/26/40	590	626
WellPoint Inc.	5.950%	12/15/34	1,300	1,329
WellPoint Inc.	5.850%	1/15/36	2,475	2,525
WellPoint Inc.	5.800%	8/15/40	1,500	1,511
XL Group plc	6.375%	11/15/24	1,150	1,149
XL Group plc	6.250%	5/15/27	125	124
Real Estate Investment Trusts (0.2%)
Boston Properties LP	4.125%	5/15/21	1,950	1,845
Health Care REIT Inc.	4.950%	1/15/21	1,200	1,157
Simon Property Group LP	4.375%	3/1/21	1,350	1,335
Simon Property Group LP	6.750%	2/1/40	2,500	2,845
				359,544
Industrial (27.1%)
Basic Industry (2.3%)
Agrium Inc.	6.125%	1/15/41	2,000	2,108
Alcoa Inc.	5.870%	2/23/22	1,250	1,238
Alcoa Inc.	5.900%	2/1/27	3,525	3,437
Alcoa Inc.	6.750%	1/15/28	850	872
AngloGold Ashanti Holdings plc	6.500%	4/15/40	550	561
ArcelorMittal	7.000%	10/15/39	3,900	4,024
Barrick North America Finance LLC	7.500%	9/15/38	1,225	1,531
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,750	1,864
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	582
3 Celulosa Arauco y Constitucion SA	5.000%	1/21/21	825	827
Cliffs Natural Resources Inc.	6.250%	10/1/40	1,150	1,120
Dow Chemical Co.	7.375%	11/1/29	3,300	3,977
Dow Chemical Co.	9.400%	5/15/39	3,450	4,948

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Eastman Chemical Co.	7.250%	1/15/24	2,200	2,507
EI du Pont de Nemours & Co.	3.625%	1/15/21	2,400	2,319
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,175	1,354
EI du Pont de Nemours & Co.	4.900%	1/15/41	500	487
International Paper Co.	7.500%	8/15/21	2,700	3,180
International Paper Co.	8.700%	6/15/38	800	1,006
International Paper Co.	7.300%	11/15/39	2,250	2,565
Lubrizol Corp.	6.500%	10/1/34	350	361
Monsanto Co.	5.500%	8/15/25	1,350	1,446
Monsanto Co.	5.875%	4/15/38	650	704
Newmont Mining Corp.	5.875%	4/1/35	1,250	1,304
Newmont Mining Corp.	6.250%	10/1/39	3,150	3,409
Nucor Corp.	4.125%	9/15/22	2,000	1,943
Nucor Corp.	6.400%	12/1/37	225	259
Placer Dome Inc.	6.450%	10/15/35	700	755
Plum Creek Timberlands LP	4.700%	3/15/21	1,200	1,141
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,465	1,500
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	800	803
PPG Industries Inc.	7.700%	3/15/38	650	813
Reliance Steel & Aluminum Co.	6.850%	11/15/36	350	324
Rio Tinto Alcan Inc.	5.750%	6/1/35	1,250	1,265
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,550	5,581
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	775	758
Southern Copper Corp.	7.500%	7/27/35	2,500	2,820
Southern Copper Corp.	6.750%	4/16/40	1,750	1,834
Teck Resources Ltd.	6.125%	10/1/35	1,500	1,586
Teck Resources Ltd.	6.000%	8/15/40	2,650	2,784
Vale Canada Ltd.	7.200%	9/15/32	1,050	1,123
Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,516
Vale Overseas Ltd.	6.875%	11/21/36	5,625	6,114
Vale Overseas Ltd.	6.875%	11/10/39	4,825	5,242
Capital Goods (2.0%)
3M Co.	6.375%	2/15/28	500	579
3M Co.	5.700%	3/15/37	1,550	1,696
Boeing Co.	8.750%	8/15/21	300	410
Boeing Co.	8.750%	9/15/31	850	1,160
Boeing Co.	6.125%	2/15/33	925	1,011
Boeing Co.	6.625%	2/15/38	1,050	1,233
Boeing Co.	6.875%	3/15/39	250	303
Boeing Co.	5.875%	2/15/40	1,625	1,764
Caterpillar Inc.	6.625%	7/15/28	1,575	1,832
Caterpillar Inc.	7.300%	5/1/31	1,200	1,502
Caterpillar Inc.	6.050%	8/15/36	1,850	2,072
Caterpillar Inc.	6.950%	5/1/42	1,425	1,738
CRH America Inc.	5.750%	1/15/21	1,675	1,645
Deere & Co.	5.375%	10/16/29	1,225	1,289
Deere & Co.	8.100%	5/15/30	1,000	1,340
Deere & Co.	7.125%	3/3/31	200	245
Dover Corp.	5.375%	10/15/35	350	356
Dover Corp.	6.600%	3/15/38	800	956
Emerson Electric Co.	6.000%	8/15/32	400	440
Emerson Electric Co.	6.125%	4/15/39	825	931
Emerson Electric Co.	5.250%	11/15/39	575	580
Goodrich Corp.	3.600%	2/1/21	1,425	1,348
Goodrich Corp.	6.800%	7/1/36	1,000	1,114
Honeywell International Inc.	5.700%	3/15/36	775	835
Honeywell International Inc.	5.700%	3/15/37	1,425	1,559
Lafarge SA	7.125%	7/15/36	2,225	2,149
Lockheed Martin Corp.	6.150%	9/1/36	4,825	5,284
Lockheed Martin Corp.	5.500%	11/15/39	1,200	1,227
3 Lockheed Martin Corp.	5.720%	6/1/40	189	195
Northrop Grumman Corp.	3.500%	3/15/21	2,000	1,855
Northrop Grumman Corp.	5.050%	11/15/40	500	464

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,115	1,443
Owens Corning	7.000%	12/1/36	2,800	2,852
Pactiv Corp.	7.950%	12/15/25	1,000	890
Parker Hannifin Corp.	3.500%	9/15/22	100	94
Parker Hannifin Corp.	6.250%	5/15/38	1,225	1,387
Raytheon Co.	7.200%	8/15/27	400	491
Raytheon Co.	4.875%	10/15/40	1,300	1,222
Republic Services Inc.	5.250%	11/15/21	1,525	1,606
Republic Services Inc.	6.086%	3/15/35	225	229
Republic Services Inc.	6.200%	3/1/40	3,375	3,666
Rockwell Automation Inc.	6.700%	1/15/28	300	345
Rockwell Automation Inc.	6.250%	12/1/37	1,100	1,216
Sonoco Products Co.	5.750%	11/1/40	425	409
Stanley Black & Decker Inc.	5.200%	9/1/40	700	655
Tyco International Ltd. / Tyco International Finance SA	6.875%	1/15/21	1,300	1,562
United Technologies Corp.	6.700%	8/1/28	250	296
United Technologies Corp.	7.500%	9/15/29	1,875	2,387
United Technologies Corp.	5.400%	5/1/35	3,350	3,420
United Technologies Corp.	6.050%	6/1/36	975	1,092
United Technologies Corp.	6.125%	7/15/38	1,350	1,545
United Technologies Corp.	5.700%	4/15/40	2,475	2,701
Waste Management Inc.	7.100%	8/1/26	800	926
Waste Management Inc.	7.000%	7/15/28	3,000	3,437
Waste Management Inc.	7.750%	5/15/32	875	1,077
Waste Management Inc.	6.125%	11/30/39	500	530
Communication (7.2%)
Alltel Corp.	7.875%	7/1/32	3,025	3,926
America Movil SAB de CV	6.375%	3/1/35	2,700	2,974
America Movil SAB de CV	6.125%	11/15/37	1,200	1,281
America Movil SAB de CV	6.125%	3/30/40	1,525	1,627
Ameritech Capital Funding Corp.	6.550%	1/15/28	1,000	1,014
AT&T Corp.	8.000%	11/15/31	3,005	3,783
AT&T Inc.	6.450%	6/15/34	7,750	8,230
AT&T Inc.	6.150%	9/15/34	500	520
AT&T Inc.	6.500%	9/1/37	4,850	5,254
AT&T Inc.	6.300%	1/15/38	11,400	12,050
AT&T Inc.	6.400%	5/15/38	825	883
AT&T Inc.	6.550%	2/15/39	4,050	4,435
3 AT&T Inc.	5.350%	9/1/40	5,805	5,432
AT&T Mobility LLC	7.125%	12/15/31	2,425	2,849
Bellsouth Capital Funding Corp.	7.875%	2/15/30	4,250	5,178
BellSouth Corp.	6.875%	10/15/31	1,275	1,391
BellSouth Corp.	6.550%	6/15/34	1,475	1,558
BellSouth Corp.	6.000%	11/15/34	1,480	1,462
BellSouth Telecommunications Inc.	6.375%	6/1/28	3,140	3,327
British Telecommunications plc	9.875%	12/15/30	6,200	8,243
CBS Corp.	4.300%	2/15/21	800	757
CBS Corp.	7.875%	7/30/30	2,765	3,252
CBS Corp.	5.500%	5/15/33	225	205
CBS Corp.	5.900%	10/15/40	1,200	1,147
CenturyLink Inc.	6.875%	1/15/28	550	530
CenturyLink Inc.	7.600%	9/15/39	950	950
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	3,198	4,413
Comcast Corp.	5.650%	6/15/35	5,100	4,951
Comcast Corp.	6.500%	11/15/35	7,125	7,633
Comcast Corp.	6.450%	3/15/37	3,175	3,386
Comcast Corp.	6.950%	8/15/37	3,150	3,570
Comcast Corp.	6.400%	5/15/38	2,600	2,758
Deutsche Telekom International Finance BV	8.750%	6/15/30	8,825	11,828
DIRECTV Holdings LLC	6.350%	3/15/40	1,125	1,179
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.600%	2/15/21	2,350	2,311
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.000%	8/15/40	3,050	3,051
Discovery Communications LLC	6.350%	6/1/40	1,600	1,724

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Embarq Corp.	7.995%	6/1/36	3,900	4,270
France Telecom SA	8.500%	3/1/31	5,590	7,570
Grupo Televisa SA	6.625%	3/18/25	1,600	1,798
Grupo Televisa SA	8.500%	3/11/32	250	314
Grupo Televisa SA	6.625%	1/15/40	875	948
GTE Corp.	8.750%	11/1/21	900	1,172
GTE Corp.	6.940%	4/15/28	2,275	2,543
Koninklijke KPN NV	8.375%	10/1/30	2,375	3,106
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,150	1,231
3 NBC Universal Inc.	4.375%	4/1/21	5,000	4,834
3 NBC Universal Inc.	6.400%	4/30/40	4,725	4,953
3 NBC Universal Inc.	5.950%	4/1/41	1,200	1,201
New Cingular Wireless Services Inc.	8.750%	3/1/31	2,075	2,825
News America Holdings Inc.	8.150%	10/17/36	1,225	1,503
News America Holdings Inc.	7.750%	12/1/45	1,225	1,440
News America Inc.	6.550%	3/15/33	225	240
News America Inc.	6.200%	12/15/34	6,450	6,742
News America Inc.	6.400%	12/15/35	5,750	6,165
News America Inc.	7.850%	3/1/39	750	938
News America Inc.	6.900%	8/15/39	975	1,112
Pacific Bell Telephone Co.	7.125%	3/15/26	550	635
Qwest Corp.	7.500%	6/15/23	2,350	2,335
Qwest Corp.	7.200%	11/10/26	200	197
Qwest Corp.	6.875%	9/15/33	4,750	4,655
Rogers Communications Inc.	7.500%	8/15/38	1,175	1,468
TCI Communications Inc.	7.875%	2/15/26	2,200	2,619
Telecom Italia Capital SA	6.375%	11/15/33	3,025	2,604
Telecom Italia Capital SA	6.000%	9/30/34	2,050	1,712
Telecom Italia Capital SA	7.200%	7/18/36	1,625	1,535
Telecom Italia Capital SA	7.721%	6/4/38	2,700	2,671
Telefonica Emisiones SAU	7.045%	6/20/36	4,225	4,336
Telefonica Europe BV	8.250%	9/15/30	2,500	2,921
Thomson Reuters Corp.	5.500%	8/15/35	900	906
Thomson Reuters Corp.	5.850%	4/15/40	1,100	1,148
Time Warner Cable Inc.	6.550%	5/1/37	4,000	4,263
Time Warner Cable Inc.	7.300%	7/1/38	2,000	2,325
Time Warner Cable Inc.	6.750%	6/15/39	4,275	4,712
Time Warner Cable Inc.	5.875%	11/15/40	2,425	2,401
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,733	3,442
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,950	2,448
United States Cellular Corp.	6.700%	12/15/33	1,450	1,409
Verizon Communications Inc.	5.850%	9/15/35	3,275	3,385
Verizon Communications Inc.	6.250%	4/1/37	2,825	3,045
Verizon Communications Inc.	6.400%	2/15/38	6,450	7,139
Verizon Communications Inc.	6.900%	4/15/38	2,800	3,268
Verizon Communications Inc.	8.950%	3/1/39	2,025	2,895
Verizon Global Funding Corp.	7.750%	12/1/30	7,550	9,402
Verizon Maryland Inc.	5.125%	6/15/33	500	441
Verizon New England Inc.	7.875%	11/15/29	400	433
Verizon New York Inc.	7.375%	4/1/32	650	723
Vodafone Group plc	7.875%	2/15/30	1,000	1,250
Vodafone Group plc	6.250%	11/30/32	200	214
Vodafone Group plc	6.150%	2/27/37	5,375	5,758
Consumer Cyclical (3.2%)
CVS Caremark Corp.	6.250%	6/1/27	3,700	4,092
CVS Caremark Corp.	6.125%	9/15/39	2,925	3,118
Daimler Finance North America LLC	8.500%	1/18/31	3,000	3,976
Darden Restaurants Inc.	6.800%	10/15/37	1,750	1,880
Historic TW Inc.	9.150%	2/1/23	1,230	1,615
Historic TW Inc.	6.625%	5/15/29	6,975	7,706
Home Depot Inc.	5.875%	12/16/36	6,300	6,556
Home Depot Inc.	5.400%	9/15/40	875	855
Johnson Controls Inc.	6.000%	1/15/36	475	486

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kohl's Corp.	6.000%	1/15/33	400	406
Kohl's Corp.	6.875%	12/15/37	1,675	1,927
Lowe's Cos. Inc.	6.875%	2/15/28	550	637
Lowe's Cos. Inc.	6.500%	3/15/29	1,800	2,017
Lowe's Cos. Inc.	5.800%	10/15/36	2,250	2,375
Lowe's Cos. Inc.	5.800%	4/15/40	1,625	1,723
McDonald's Corp.	6.300%	10/15/37	1,750	2,056
McDonald's Corp.	6.300%	3/1/38	1,475	1,734
McDonald's Corp.	5.700%	2/1/39	1,625	1,771
Nordstrom Inc.	6.950%	3/15/28	300	332
Nordstrom Inc.	7.000%	1/15/38	1,200	1,365
Target Corp.	7.000%	7/15/31	1,800	2,143
Target Corp.	6.350%	11/1/32	3,825	4,289
Target Corp.	6.500%	10/15/37	3,200	3,737
Target Corp.	7.000%	1/15/38	2,450	3,030
Time Warner Cos. Inc.	7.570%	2/1/24	500	607
Time Warner Cos. Inc.	6.950%	1/15/28	1,000	1,130
Time Warner Inc.	4.700%	1/15/21	1,900	1,932
Time Warner Inc.	7.625%	4/15/31	5,185	6,272
Time Warner Inc.	7.700%	5/1/32	1,865	2,283
Time Warner Inc.	6.200%	3/15/40	1,950	2,066
Time Warner Inc.	6.100%	7/15/40	2,225	2,326
VF Corp.	6.450%	11/1/37	1,500	1,665
Viacom Inc.	6.875%	4/30/36	4,875	5,533
Wal-Mart Stores Inc.	5.875%	4/5/27	2,025	2,250
Wal-Mart Stores Inc.	7.550%	2/15/30	4,425	5,709
Wal-Mart Stores Inc.	5.250%	9/1/35	4,900	4,936
Wal-Mart Stores Inc.	6.500%	8/15/37	5,750	6,777
Wal-Mart Stores Inc.	6.200%	4/15/38	4,275	4,829
Wal-Mart Stores Inc.	5.625%	4/1/40	1,000	1,067
Wal-Mart Stores Inc.	4.875%	7/8/40	3,950	3,771
Wal-Mart Stores Inc.	5.000%	10/25/40	3,050	2,960
Walt Disney Co.	7.000%	3/1/32	1,150	1,414
Western Union Co.	6.200%	11/17/36	1,350	1,337
Western Union Co.	6.200%	6/21/40	325	322
Yum! Brands Inc.	6.875%	11/15/37	1,400	1,600
Consumer Noncyclical (5.4%)
Abbott Laboratories	6.150%	11/30/37	2,225	2,538
Abbott Laboratories	6.000%	4/1/39	2,050	2,309
Abbott Laboratories	5.300%	5/27/40	3,200	3,274
Altria Group Inc.	9.950%	11/10/38	4,075	5,718
Altria Group Inc.	10.200%	2/6/39	3,725	5,354
Amgen Inc.	6.375%	6/1/37	2,125	2,406
Amgen Inc.	6.400%	2/1/39	3,575	4,091
Amgen Inc.	5.750%	3/15/40	950	1,006
Amgen Inc.	4.950%	10/1/41	1,950	1,834
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	1,875	2,177
Anheuser-Busch Cos. Inc.	5.950%	1/15/33	650	687
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	1,575	1,629
Anheuser-Busch Cos. Inc.	6.450%	9/1/37	650	741
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,225	2,542
Archer-Daniels-Midland Co.	6.625%	5/1/29	250	290
Archer-Daniels-Midland Co.	5.935%	10/1/32	255	276
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,750	3,764
AstraZeneca plc	6.450%	9/15/37	6,125	7,226
Baxter International Inc.	6.250%	12/1/37	800	915
Becton Dickinson and Co.	6.000%	5/15/39	1,000	1,123
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,300	1,627
Bristol-Myers Squibb Co.	6.800%	11/15/26	889	1,069
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,802	3,100
Bristol-Myers Squibb Co.	6.125%	5/1/38	850	979
Bristol-Myers Squibb Co.	6.875%	8/1/97	200	224
Celgene Corp.	5.700%	10/15/40	600	578

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	600	823
ConAgra Foods Inc.	9.750%	3/1/21	129	173
ConAgra Foods Inc.	7.125%	10/1/26	150	171
ConAgra Foods Inc.	7.000%	10/1/28	175	196
ConAgra Foods Inc.	8.250%	9/15/30	1,150	1,427
Corn Products International Inc.	6.625%	4/15/37	575	599
Covidien International Finance SA	6.550%	10/15/37	1,850	2,180
CR Bard Inc.	6.700%	12/1/26	500	596
3 Delhaize Group SA	5.700%	10/1/40	2,739	2,591
Diageo Capital plc	5.875%	9/30/36	250	265
Diageo Investment Corp.	7.450%	4/15/35	1,750	2,137
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	600	742
Eli Lilly & Co.	7.125%	6/1/25	1,000	1,247
Eli Lilly & Co.	5.500%	3/15/27	4,300	4,588
Eli Lilly & Co.	5.950%	11/15/37	450	499
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,093
Fortune Brands Inc.	5.875%	1/15/36	925	806
Genentech Inc.	5.250%	7/15/35	200	202
General Mills Inc.	5.400%	6/15/40	2,000	2,016
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	1,907
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,700	6,722
Hasbro Inc.	6.350%	3/15/40	900	909
HJ Heinz Finance Co.	6.750%	3/15/32	1,125	1,240
Hospira Inc.	5.600%	9/15/40	725	710
Johnson & Johnson	6.950%	9/1/29	2,125	2,670
Johnson & Johnson	4.950%	5/15/33	2,125	2,163
Johnson & Johnson	5.950%	8/15/37	975	1,135
Johnson & Johnson	5.850%	7/15/38	825	946
Johnson & Johnson	4.500%	9/1/40	1,775	1,679
Kellogg Co.	7.450%	4/1/31	2,350	2,940
Kimberly-Clark Corp.	6.625%	8/1/37	1,975	2,369
Koninklijke Philips Electronics NV	6.875%	3/11/38	2,550	3,043
Kraft Foods Inc.	6.500%	11/1/31	1,650	1,832
Kraft Foods Inc.	7.000%	8/11/37	3,050	3,582
Kraft Foods Inc.	6.875%	2/1/38	1,575	1,822
Kraft Foods Inc.	6.875%	1/26/39	400	466
Kraft Foods Inc.	6.500%	2/9/40	8,750	9,756
Kroger Co.	7.700%	6/1/29	375	454
Kroger Co.	8.000%	9/15/29	1,925	2,387
Kroger Co.	7.500%	4/1/31	1,350	1,625
Kroger Co.	5.400%	7/15/40	750	715
Life Technologies Corp.	5.000%	1/15/21	875	869
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,675	1,730
Medtronic Inc.	6.500%	3/15/39	600	705
Medtronic Inc.	5.550%	3/15/40	1,025	1,095
Merck & Co. Inc.	3.875%	1/15/21	2,025	2,014
Merck & Co. Inc.	6.300%	1/1/26	500	580
Merck & Co. Inc.	6.400%	3/1/28	2,200	2,539
Merck & Co. Inc.	5.950%	12/1/28	1,050	1,168
Merck & Co. Inc.	6.500%	12/1/33	775	925
Merck & Co. Inc.	5.750%	11/15/36	300	329
Merck & Co. Inc.	6.550%	9/15/37	3,850	4,694
Merck & Co. Inc.	5.850%	6/30/39	2,450	2,750
PepsiCo Inc.	7.000%	3/1/29	4,075	5,014
PepsiCo Inc.	5.500%	1/15/40	425	447
PepsiCo Inc.	4.875%	11/1/40	3,200	3,068
Pfizer Inc.	7.200%	3/15/39	4,475	5,780
Pharmacia Corp.	6.600%	12/1/28	1,050	1,220
Philip Morris International Inc.	6.375%	5/16/38	3,700	4,303
2 Procter & Gamble - Esop	9.360%	1/1/21	1,979	2,506
Procter & Gamble Co.	6.450%	1/15/26	1,100	1,302
Procter & Gamble Co.	5.800%	8/15/34	100	111
Procter & Gamble Co.	5.550%	3/5/37	4,650	5,074
Quest Diagnostics Inc.	6.950%	7/1/37	925	990

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Quest Diagnostics Inc.	5.750%	1/30/40	1,000	940
Ralcorp Holdings Inc.	6.625%	8/15/39	1,225	1,270
Reynolds American Inc.	7.250%	6/15/37	600	609
Safeway Inc.	7.250%	2/1/31	1,331	1,481
Sara Lee Corp.	6.125%	11/1/32	625	616
Sysco Corp.	5.375%	9/21/35	775	797
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	2,200	2,472
Unilever Capital Corp.	5.900%	11/15/32	3,325	3,698
Wyeth	6.450%	2/1/24	2,225	2,617
Wyeth	6.000%	2/15/36	2,850	3,148
Wyeth	5.950%	4/1/37	6,800	7,477
Zimmer Holdings Inc.	5.750%	11/30/39	1,100	1,124
Energy (4.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,150
Anadarko Finance Co.	7.500%	5/1/31	1,500	1,650
Anadarko Petroleum Corp.	6.450%	9/15/36	5,300	5,269
Anadarko Petroleum Corp.	7.950%	6/15/39	50	58
Anadarko Petroleum Corp.	6.200%	3/15/40	2,325	2,265
Apache Corp.	3.625%	2/1/21	1,100	1,061
Apache Corp.	6.000%	1/15/37	2,225	2,428
Apache Corp.	5.100%	9/1/40	2,500	2,420
Apache Corp.	5.250%	2/1/42	2,050	2,029
Apache Finance Canada Corp.	7.750%	12/15/29	650	826
Baker Hughes Inc.	6.875%	1/15/29	1,000	1,201
Baker Hughes Inc.	5.125%	9/15/40	3,715	3,620
Burlington Resources Finance Co.	7.200%	8/15/31	1,050	1,240
Burlington Resources Finance Co.	7.400%	12/1/31	1,675	2,021
Cameron International Corp.	7.000%	7/15/38	625	678
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,400	1,673
Canadian Natural Resources Ltd.	6.450%	6/30/33	1,175	1,301
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,275	2,572
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,815	2,012
Cenovus Energy Inc.	6.750%	11/15/39	3,750	4,366
ConocoPhillips	5.900%	10/15/32	2,250	2,470
ConocoPhillips	6.500%	2/1/39	2,075	2,458
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	950	1,020
ConocoPhillips Holding Co.	6.950%	4/15/29	2,725	3,350
Devon Energy Corp.	7.950%	4/15/32	435	574
Devon Financing Corp. ULC	7.875%	9/30/31	4,825	6,379
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,075	1,063
Encana Corp.	6.500%	8/15/34	4,825	5,258
Encana Corp.	6.625%	8/15/37	775	850
Encana Corp.	6.500%	2/1/38	950	1,031
EOG Resources Inc.	4.100%	2/1/21	1,500	1,481
Global Marine Inc.	7.000%	6/1/28	800	808
Halliburton Co.	6.700%	9/15/38	3,075	3,598
Halliburton Co.	7.450%	9/15/39	675	863
Hess Corp.	7.875%	10/1/29	2,625	3,268
Hess Corp.	7.300%	8/15/31	600	716
Hess Corp.	7.125%	3/15/33	925	1,090
Hess Corp.	6.000%	1/15/40	2,100	2,175
Hess Corp.	5.600%	2/15/41	3,000	2,980
Husky Energy Inc.	6.800%	9/15/37	725	797
Kerr-McGee Corp.	6.950%	7/1/24	2,000	2,167
Kerr-McGee Corp.	7.875%	9/15/31	500	556
Lasmo USA Inc.	7.300%	11/15/27	600	696
Marathon Oil Corp.	6.600%	10/1/37	2,300	2,632
Nexen Inc.	7.875%	3/15/32	1,050	1,170
Nexen Inc.	5.875%	3/10/35	1,850	1,711
Nexen Inc.	6.400%	5/15/37	3,300	3,195
Nexen Inc.	7.500%	7/30/39	1,525	1,659
Noble Energy Inc.	8.000%	4/1/27	775	874
Noble Holding International Ltd.	6.200%	8/1/40	1,600	1,703

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Occidental Petroleum Corp.	4.100%	2/1/21	3,200	3,256
Petro-Canada	7.875%	6/15/26	150	179
Petro-Canada	7.000%	11/15/28	250	279
Petro-Canada	5.350%	7/15/33	1,650	1,548
Petro-Canada	5.950%	5/15/35	2,500	2,566
Petro-Canada	6.800%	5/15/38	2,275	2,566
Shell International Finance BV	6.375%	12/15/38	6,100	7,204
Shell International Finance BV	5.500%	3/25/40	2,800	2,993
Statoil ASA	7.250%	9/23/27	2,500	3,117
Statoil ASA	7.150%	1/15/29	1,000	1,220
Statoil ASA	5.100%	8/17/40	2,000	2,001
Suncor Energy Inc.	7.150%	2/1/32	800	899
Suncor Energy Inc.	5.950%	12/1/34	875	881
Suncor Energy Inc.	6.500%	6/15/38	4,325	4,804
Suncor Energy Inc.	6.850%	6/1/39	1,000	1,146
Talisman Energy Inc.	3.750%	2/1/21	1,200	1,129
Talisman Energy Inc.	7.250%	10/15/27	450	517
Talisman Energy Inc.	5.850%	2/1/37	3,200	3,223
Tosco Corp.	8.125%	2/15/30	7,500	9,708
Total Capital SA	4.250%	12/15/21	1,000	1,011
Transocean Inc.	6.500%	11/15/20	225	239
Transocean Inc.	7.500%	4/15/31	1,525	1,607
Transocean Inc.	6.800%	3/15/38	1,725	1,754
Valero Energy Corp.	7.500%	4/15/32	950	1,024
Valero Energy Corp.	6.625%	6/15/37	3,975	4,039
Valero Energy Corp.	10.500%	3/15/39	350	467
Weatherford International Ltd.	6.500%	8/1/36	1,500	1,523
Weatherford International Ltd. Bermuda	7.000%	3/15/38	1,600	1,728
Weatherford International Ltd. Bermuda	6.750%	9/15/40	1,900	1,981
Williams Cos. Inc.	7.875%	9/1/21	741	876
Williams Cos. Inc.	7.500%	1/15/31	2,852	3,205
Williams Cos. Inc.	7.750%	6/15/31	1,537	1,753
XTO Energy Inc.	6.750%	8/1/37	500	624
Other Industrial (0.0%)
Massachusetts Development Finance Agency Revenue
(Harvard University)	4.875%	10/15/40	1,000	952

Technology (1.3%)
Arrow Electronics Inc.	5.125%	3/1/21	300	285
Cisco Systems Inc.	5.900%	2/15/39	2,000	2,207
Cisco Systems Inc.	5.500%	1/15/40	6,750	7,045
Corning Inc.	7.250%	8/15/36	600	679
Corning Inc.	5.750%	8/15/40	950	950
Dell Inc.	7.100%	4/15/28	500	555
Dell Inc.	6.500%	4/15/38	400	423
Equifax Inc.	7.000%	7/1/37	600	650
Harris Corp.	6.150%	12/15/40	400	408
HP Enterprise Services LLC	7.450%	10/15/29	375	479
International Business Machines Corp.	7.000%	10/30/25	1,050	1,297
International Business Machines Corp.	6.220%	8/1/27	1,600	1,848
International Business Machines Corp.	6.500%	1/15/28	225	264
International Business Machines Corp.	5.875%	11/29/32	950	1,069
International Business Machines Corp.	5.600%	11/30/39	5,220	5,682
Microsoft Corp.	5.200%	6/1/39	2,075	2,155
Microsoft Corp.	4.500%	10/1/40	1,750	1,637
Motorola Inc.	7.500%	5/15/25	525	569
Motorola Inc.	6.500%	9/1/25	823	847
Motorola Inc.	6.500%	11/15/28	92	91
Motorola Inc.	6.625%	11/15/37	116	115
Nokia Oyj	6.625%	5/15/39	1,575	1,662
Oracle Corp.	6.500%	4/15/38	2,475	2,882
Oracle Corp.	6.125%	7/8/39	3,850	4,298
3 Oracle Corp.	5.375%	7/15/40	5,100	5,160

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pitney Bowes Inc.	5.250%	1/15/37	2,000	2,050
3 SAIC Inc.	5.950%	12/1/40	350	355
Science Applications International Corp.	5.500%	7/1/33	1,100	1,053
Tyco Electronics Group SA	7.125%	10/1/37	1,250	1,418
Xerox Corp.	6.750%	12/15/39	950	1,081
Transportation (1.3%)
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	823
Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,300	1,652
Burlington Northern Santa Fe LLC	6.200%	8/15/36	775	835
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,325	1,425
Burlington Northern Santa Fe LLC	5.750%	5/1/40	900	933
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,475	1,368
Canadian National Railway Co.	6.250%	8/1/34	2,450	2,798
Canadian National Railway Co.	6.200%	6/1/36	1,325	1,491
Canadian Pacific Railway Co.	4.450%	3/15/23	1,000	965
Canadian Pacific Railway Co.	7.125%	10/15/31	2,075	2,311
Con-way Inc.	6.700%	5/1/34	650	597
2 Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	4/19/22	2,653	2,792
CSX Corp.	6.000%	10/1/36	175	182
CSX Corp.	6.150%	5/1/37	2,125	2,255
CSX Corp.	6.220%	4/30/40	3,975	4,270
2 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	8/10/22	2,113	2,261
Norfolk Southern Corp.	5.590%	5/17/25	716	749
Norfolk Southern Corp.	7.800%	5/15/27	2,802	3,617
Norfolk Southern Corp.	5.640%	5/17/29	1,898	2,008
Norfolk Southern Corp.	7.050%	5/1/37	1,200	1,439
Norfolk Southern Corp.	7.900%	5/15/97	450	547
2 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	752	833
Union Pacific Corp.	4.000%	2/1/21	1,250	1,224
Union Pacific Corp.	7.125%	2/1/28	600	689
Union Pacific Corp.	6.625%	2/1/29	1,500	1,692
Union Pacific Corp.	6.150%	5/1/37	1,000	1,087
2 Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	918	1,053
United Parcel Service Inc.	3.125%	1/15/21	2,375	2,207
United Parcel Service Inc.	6.200%	1/15/38	4,400	5,108
United Parcel Service of America Inc.	8.375%	4/1/30	500	645
				1,029,639
Utilities (7.1%)
Electric (5.4%)
AEP Texas Central Co.	6.650%	2/15/33	1,950	2,097
Alabama Power Co.	6.125%	5/15/38	1,000	1,114
Alabama Power Co.	6.000%	3/1/39	425	473
Ameren Energy Generating Co.	7.950%	6/1/32	2,500	2,419
American Water Capital Corp.	6.593%	10/15/37	2,025	2,160
Appalachian Power Co.	5.800%	10/1/35	500	500
Appalachian Power Co.	6.375%	4/1/36	825	875
Appalachian Power Co.	7.000%	4/1/38	875	1,004
Baltimore Gas & Electric Co.	6.350%	10/1/36	375	403
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	925	1,051
Cleco Power LLC	6.000%	12/1/40	1,000	977
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,000	1,030
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,000	954
Columbus Southern Power Co.	5.850%	10/1/35	800	813
Commonwealth Edison Co.	5.875%	2/1/33	250	259
Commonwealth Edison Co.	5.900%	3/15/36	1,450	1,513
Commonwealth Edison Co.	6.450%	1/15/38	400	447
Connecticut Light & Power Co.	6.350%	6/1/36	750	854
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,950	1,932
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,875	1,999
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	925	1,047
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,325	2,783
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	750	801
Constellation Energy Group Inc.	7.600%	4/1/32	1,800	2,054

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Detroit Edison Co.	5.700%	10/1/37	500	529
Dominion Resources Inc.	6.300%	3/15/33	2,150	2,344
Dominion Resources Inc.	5.950%	6/15/35	1,675	1,783
Dominion Resources Inc.	7.000%	6/15/38	525	635
DTE Energy Co.	6.375%	4/15/33	800	838
Duke Energy Carolinas LLC	6.000%	12/1/28	1,125	1,229
Duke Energy Carolinas LLC	6.450%	10/15/32	1,050	1,179
Duke Energy Carolinas LLC	6.100%	6/1/37	700	778
Duke Energy Carolinas LLC	6.000%	1/15/38	875	967
Duke Energy Carolinas LLC	6.050%	4/15/38	1,950	2,170
Duke Energy Carolinas LLC	5.300%	2/15/40	2,025	2,059
Duke Energy Indiana Inc.	6.120%	10/15/35	600	629
Duke Energy Indiana Inc.	6.350%	8/15/38	1,000	1,150
El Paso Electric Co.	6.000%	5/15/35	850	845
Entergy Arkansas Inc.	3.750%	2/15/21	700	672
Entergy Louisiana LLC	5.400%	11/1/24	1,425	1,509
Entergy Louisiana LLC	4.440%	1/15/26	425	396
Exelon Corp.	5.625%	6/15/35	1,975	1,886
Exelon Generation Co. LLC	6.250%	10/1/39	4,275	4,351
FirstEnergy Corp.	7.375%	11/15/31	5,300	5,596
FirstEnergy Solutions Corp.	6.050%	8/15/21	925	951
FirstEnergy Solutions Corp.	6.800%	8/15/39	645	628
Florida Power & Light Co.	5.950%	10/1/33	950	1,053
Florida Power & Light Co.	5.625%	4/1/34	1,174	1,251
Florida Power & Light Co.	4.950%	6/1/35	150	146
Florida Power & Light Co.	5.400%	9/1/35	1,875	1,938
Florida Power & Light Co.	6.200%	6/1/36	150	172
Florida Power & Light Co.	5.650%	2/1/37	2,150	2,301
Florida Power & Light Co.	5.850%	5/1/37	475	522
Florida Power & Light Co.	5.950%	2/1/38	2,450	2,728
Florida Power & Light Co.	5.960%	4/1/39	650	726
Florida Power Corp.	6.350%	9/15/37	1,525	1,753
Florida Power Corp.	6.400%	6/15/38	3,525	4,084
Florida Power Corp.	5.650%	4/1/40	500	524
Georgia Power Co.	5.650%	3/1/37	2,075	2,163
Georgia Power Co.	5.950%	2/1/39	1,160	1,261
Georgia Power Co.	5.400%	6/1/40	3,000	3,064
Iberdrola International BV	6.750%	7/15/36	1,425	1,454
Indiana Michigan Power Co.	6.050%	3/15/37	1,775	1,860
Interstate Power & Light Co.	6.250%	7/15/39	975	1,095
Kansas City Power & Light Co.	6.050%	11/15/35	500	509
2 Kansas Gas & Electric	5.647%	3/29/21	999	1,086
3 Kentucky Utilities Co.	5.125%	11/1/40	800	782
3 Louisville Gas & Electric Co.	5.125%	11/15/40	1,700	1,661
MidAmerican Energy Co.	6.750%	12/30/31	1,800	2,124
MidAmerican Energy Co.	5.750%	11/1/35	850	897
MidAmerican Energy Co.	5.800%	10/15/36	875	930
Midamerican Energy Holdings Co.	8.480%	9/15/28	300	391
Midamerican Energy Holdings Co.	6.125%	4/1/36	7,475	8,112
Midamerican Energy Holdings Co.	5.950%	5/15/37	2,975	3,153
Midamerican Energy Holdings Co.	6.500%	9/15/37	1,700	1,927
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,400	3,057
Nevada Power Co.	6.750%	7/1/37	2,500	2,854
Nisource Finance Corp.	6.125%	3/1/22	625	676
Northern States Power Co.	5.250%	7/15/35	1,175	1,200
Northern States Power Co.	6.250%	6/1/36	525	611
Northern States Power Co.	6.200%	7/1/37	1,550	1,797
Northern States Power Co.	5.350%	11/1/39	625	641
Northern States Power Co.	4.850%	8/15/40	800	770
NSTAR Electric Co.	5.500%	3/15/40	725	747
Oglethorpe Power Corp.	5.950%	11/1/39	750	776
Oglethorpe Power Corp.	5.375%	11/1/40	950	916
Ohio Edison Co.	6.875%	7/15/36	1,000	1,100
Ohio Power Co.	6.600%	2/15/33	400	446

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oklahoma Gas & Electric Co.	5.850%	6/1/40	350	361
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,675	1,978
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,025	2,337
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	325	390
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	425	519
3 Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,175	1,105
Pacific Gas & Electric Co.	6.050%	3/1/34	7,875	8,561
Pacific Gas & Electric Co.	5.800%	3/1/37	2,425	2,586
Pacific Gas & Electric Co.	6.350%	2/15/38	1,000	1,138
Pacific Gas & Electric Co.	5.400%	1/15/40	2,750	2,772
PacifiCorp	7.700%	11/15/31	400	510
PacifiCorp	5.250%	6/15/35	1,150	1,151
PacifiCorp	5.750%	4/1/37	1,000	1,065
PacifiCorp	6.250%	10/15/37	1,200	1,359
Pennsylvania Electric Co.	6.150%	10/1/38	350	347
Potomac Electric Power Co.	6.500%	11/15/37	1,500	1,740
PPL Electric Utilities Corp.	6.250%	5/15/39	775	870
Progress Energy Inc.	7.750%	3/1/31	1,725	2,153
Progress Energy Inc.	7.000%	10/30/31	925	1,081
Progress Energy Inc.	6.000%	12/1/39	1,800	1,911
PSEG Power LLC	8.625%	4/15/31	400	517
Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,183
Public Service Co. of Oklahoma	6.625%	11/15/37	300	321
Public Service Electric & Gas Co.	5.250%	7/1/35	675	669
Public Service Electric & Gas Co.	5.800%	5/1/37	2,050	2,208
Public Service Electric & Gas Co.	5.500%	3/1/40	1,550	1,632
Puget Sound Energy Inc.	5.483%	6/1/35	825	812
Puget Sound Energy Inc.	6.274%	3/15/37	1,425	1,542
Puget Sound Energy Inc.	5.757%	10/1/39	850	861
Puget Sound Energy Inc.	5.795%	3/15/40	675	687
Puget Sound Energy Inc.	5.764%	7/15/40	600	608
San Diego Gas & Electric Co.	5.350%	5/15/35	1,025	1,051
San Diego Gas & Electric Co.	6.125%	9/15/37	625	711
San Diego Gas & Electric Co.	6.000%	6/1/39	650	730
San Diego Gas & Electric Co.	4.500%	8/15/40	2,225	2,008
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	575
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	1,820
South Carolina Electric & Gas Co.	6.050%	1/15/38	775	843
Southern California Edison Co.	6.650%	4/1/29	700	803
Southern California Edison Co.	6.000%	1/15/34	975	1,074
Southern California Edison Co.	5.750%	4/1/35	400	428
Southern California Edison Co.	5.350%	7/15/35	3,175	3,225
Southern California Edison Co.	5.550%	1/15/36	100	104
Southern California Edison Co.	5.625%	2/1/36	2,075	2,187
Southern California Edison Co.	5.550%	1/15/37	500	522
Southern California Edison Co.	5.950%	2/1/38	1,675	1,847
Southern California Edison Co.	4.500%	9/1/40	1,475	1,329
Southwestern Electric Power Co.	6.200%	3/15/40	700	712
Tampa Electric Co.	6.550%	5/15/36	450	498
Toledo Edison Co.	6.150%	5/15/37	500	517
TransAlta Corp.	6.500%	3/15/40	600	608
United Utilities plc	6.875%	8/15/28	375	396
Virginia Electric and Power Co.	3.450%	9/1/22	750	701
Virginia Electric and Power Co.	6.000%	1/15/36	1,725	1,892
Virginia Electric and Power Co.	6.000%	5/15/37	825	907
Virginia Electric and Power Co.	6.350%	11/30/37	1,000	1,144
Virginia Electric and Power Co.	8.875%	11/15/38	1,200	1,745
Wisconsin Electric Power Co.	5.625%	5/15/33	450	463
Wisconsin Electric Power Co.	5.700%	12/1/36	1,575	1,653
Wisconsin Power & Light Co.	6.375%	8/15/37	950	1,080
Xcel Energy Inc.	6.500%	7/1/36	650	724
Natural Gas (1.6%)
AGL Capital Corp.	6.000%	10/1/34	850	842

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
DCP Midstream LLC	8.125%	8/16/30	500	590
El Paso Natural Gas Co.	8.375%	6/15/32	1,635	1,910
Enbridge Energy Partners LP	7.500%	4/15/38	525	630
Energy Transfer Partners LP	6.625%	10/15/36	1,625	1,688
Energy Transfer Partners LP	7.500%	7/1/38	775	902
Enterprise Products Operating LLC	6.875%	3/1/33	2,150	2,408
Enterprise Products Operating LLC	6.650%	10/15/34	1,095	1,185
Enterprise Products Operating LLC	7.550%	4/15/38	1,125	1,341
Enterprise Products Operating LLC	6.125%	10/15/39	1,500	1,564
Enterprise Products Operating LLC	6.450%	9/1/40	1,275	1,377
KeySpan Corp.	8.000%	11/15/30	1,175	1,467
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	583
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,000	1,117
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,675	1,608
Kinder Morgan Energy Partners LP	6.500%	2/1/37	2,350	2,414
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,319	2,531
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,900	1,953
Magellan Midstream Partners LP	4.250%	2/1/21	1,525	1,472
Oneok Inc.	6.000%	6/15/35	1,725	1,680
ONEOK Partners LP	6.650%	10/1/36	2,925	3,114
ONEOK Partners LP	6.850%	10/15/37	200	219
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	1,175	1,220
Sempra Energy	6.000%	10/15/39	1,500	1,590
Southern California Gas Co.	5.750%	11/15/35	75	81
Southern Union Co.	7.600%	2/1/24	1,280	1,368
Southern Union Co.	8.250%	11/15/29	1,650	1,785
Spectra Energy Capital LLC	6.750%	2/15/32	1,705	1,826
Tennessee Gas Pipeline Co.	7.000%	3/15/27	350	371
Tennessee Gas Pipeline Co.	7.000%	10/15/28	2,650	2,818
Texas Eastern Transmission LP	7.000%	7/15/32	700	819
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,725	1,748
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,575	2,662
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,250	1,363
TransCanada PipeLines Ltd.	7.250%	8/15/38	3,850	4,771
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,350	1,733
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,275	1,396
Williams Partners LP	6.300%	4/15/40	3,250	3,399
Other Utility (0.1%)
Veolia Environnement SA	6.750%	6/1/38	1,750	2,018
				268,775

Total Corporate Bonds (Cost $1,569,593)				1,657,958

Sovereign Bonds (U.S. Dollar-Denominated) (5.3%)
Asian Development Bank	5.593%	7/16/18	4,000	4,562
Brazilian Government International Bond	4.875%	1/22/21	4,975	5,089
Brazilian Government International Bond	8.875%	4/15/24	3,000	4,140
Brazilian Government International Bond	8.750%	2/4/25	6,700	9,213
Brazilian Government International Bond	10.125%	5/15/27	6,700	10,150
Brazilian Government International Bond	8.250%	1/20/34	5,675	7,534
Brazilian Government International Bond	7.125%	1/20/37	6,250	7,438
Brazilian Government International Bond	11.000%	8/17/40	9,900	13,291
Brazilian Government International Bond	5.625%	1/7/41	6,125	6,003
European Investment Bank	4.875%	2/15/36	2,400	2,463
Export-Import Bank of Korea	4.000%	1/29/21	2,500	2,363
Finland Government International Bond	6.950%	2/15/26	195	255
Hydro Quebec	9.400%	2/1/21	480	685
Hydro Quebec	8.400%	1/15/22	775	1,058
Hydro Quebec	8.050%	7/7/24	5,000	6,913
Hydro Quebec	8.500%	12/1/29	1,200	1,729
Inter-American Development Bank	7.000%	6/15/25	750	930
International Bank for Reconstruction & Development	7.625%	1/19/23	1,807	2,453
International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,477

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Bank for Reconstruction & Development	4.750%	2/15/35	1,025	1,055
Korea Electric Power Corp.	7.000%	2/1/27	750	872
Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	6,200	1,802
Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	825	225
Landesbank Baden-Wuerttemberg	7.625%	2/1/23	700	844
Mexico Government International Bond	8.300%	8/15/31	1,325	1,752
Mexico Government International Bond	7.500%	4/8/33	1,000	1,225
Mexico Government International Bond	6.750%	9/27/34	12,800	14,479
Mexico Government International Bond	6.050%	1/11/40	9,350	9,514
Mexico Government International Bond	5.750%	10/12/10	2,150	1,906
Panama Government International Bond	7.125%	1/29/26	3,850	4,630
Panama Government International Bond	8.875%	9/30/27	1,350	1,843
Panama Government International Bond	9.375%	4/1/29	1,200	1,692
2 Panama Government International Bond	6.700%	1/26/36	4,650	5,164
Pemex Project Funding Master Trust	6.625%	6/15/35	6,100	6,171
Pemex Project Funding Master Trust	6.625%	6/15/38	1,375	1,366
Peruvian Government International Bond	7.350%	7/21/25	4,800	5,820
Peruvian Government International Bond	8.750%	11/21/33	2,500	3,409
2 Peruvian Government International Bond	6.550%	3/14/37	5,725	6,255
Peruvian Government International Bond	5.625%	11/18/50	2,200	2,045
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	4,100	4,296
Petroleos Mexicanos	5.500%	1/21/21	4,525	4,589
Province of British Columbia Canada	6.500%	1/15/26	1,500	1,882
Province of Nova Scotia Canada	9.125%	5/1/21	1,280	1,809
Province of Quebec Canada	7.125%	2/9/24	4,125	5,279
Province of Quebec Canada	7.500%	9/15/29	3,725	5,072
Province of Saskatchewan Canada	7.375%	7/15/13	600	689
Region of Lombardy Italy	5.804%	10/25/32	2,375	2,224
Republic of Italy	6.875%	9/27/23	6,600	7,282
Republic of Italy	5.375%	6/15/33	5,675	5,335
Republic of Korea	5.625%	11/3/25	900	969
South Africa Government International Bond	6.875%	5/27/19	150	176
South Africa Government International Bond	5.875%	5/30/22	2,125	2,300

Total Sovereign Bonds (Cost $195,818)				201,717

Taxable Municipal Bonds (6.3%)
Alameda County CA Joint Powers Authority Lease
Revenue	7.046%	12/1/44	600	594
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	200	217
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	600	566
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	1,900	1,742
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	200	206
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	1,800	1,936
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	600	604
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	950	951
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	2,750	2,804
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	2,000	2,033
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	1,550	1,539
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.262%	7/1/39	550	536
Board of Regents of the University of Texas System
Revenue Financing System Revenue	6.276%	8/15/41	675	694

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.134%	8/15/42	500	490
Board of Regents of the University of Texas System
Revenue Financing System Revenue	4.794%	8/15/46	575	523
California GO	5.700%	11/1/21	1,300	1,287
California GO	6.650%	3/1/22	1,500	1,576
California GO	7.500%	4/1/34	5,500	5,690
California GO	7.950%	3/1/36	1,500	1,561
California GO	7.550%	4/1/39	5,800	6,036
California GO	7.300%	10/1/39	4,625	4,691
California GO	7.350%	11/1/39	2,400	2,449
California GO	7.625%	3/1/40	3,100	3,267
California GO	7.600%	11/1/40	5,600	5,865
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	650	649
Chicago IL Board of Education GO	6.319%	11/1/29	650	639
Chicago IL Board of Education GO	6.138%	12/1/39	700	640
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	2,300	2,376
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	600	578
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	650	632
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	5,500	5,505
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	575	577
Chicago IL Water Revenue	6.742%	11/1/40	800	789
Clark County NV Airport Revenue	6.881%	7/1/42	650	658
Clark County NV Airport Revenue	6.820%	7/1/45	1,000	1,026
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	800	800
Connecticut GO	5.090%	10/1/30	350	335
Connecticut GO	5.850%	3/15/32	3,250	3,391
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	1,400	1,405
Cook County IL GO	6.229%	11/15/34	1,050	1,023
Curators of the University of Missouri System Facilities
Revenue	5.960%	11/1/39	1,000	1,048
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	1,000	1,045
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	878
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	400	359
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,170	2,274
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,200	1,074
Dallas TX Independent School District GO	6.450%	2/15/35	1,400	1,462
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	525	536
District of Columbia Income Tax Revenue	5.591%	12/1/34	675	683
District of Columbia Income Tax Revenue	5.582%	12/1/35	625	637
East Baton Rouge LA Sewer Commission Revenue	6.087%	2/1/45	700	686
East Bay CA Municipal Utility District Water System
Revenue	5.874%	6/1/40	1,600	1,594
Georgia GO	4.503%	11/1/25	825	836
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,700	2,649
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	2,800	2,718
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	850	783
Illinois GO	4.950%	6/1/23	1,700	1,491
Illinois GO	5.100%	6/1/33	18,125	13,639
Illinois GO	6.630%	2/1/35	1,050	970
Illinois GO	6.725%	4/1/35	1,000	923
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,200	1,180
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	600	548
Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	875	916
Kansas Development Finance Authority Revenue
(Public Employees Retirement System)	5.501%	5/1/34	500	482
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	525	551
Los Angeles CA Community College District GO	6.600%	8/1/42	1,300	1,331
Los Angeles CA Community College District GO	6.750%	8/1/49	700	725

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power
Revenue	5.716%	7/1/39	775	679
Los Angeles CA Department of Water & Power
Revenue	6.008%	7/1/39	775	764
Los Angeles CA Department of Water & Power
Revenue	6.166%	7/1/40	625	582
Los Angeles CA Department of Water & Power
Revenue	6.574%	7/1/45	1,375	1,408
Los Angeles CA Department of Water & Power
Revenue	6.603%	7/1/50	1,000	1,038
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,000	954
Los Angeles CA Unified School District GO	5.750%	7/1/34	3,700	3,489
Los Angeles CA Unified School District GO	6.758%	7/1/34	1,700	1,778
Los Angeles County CA Metropolitan Transportation
Authority Sales Tax Revenue	5.735%	6/1/39	1,150	1,092
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.488%	8/1/33	700	693
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.618%	8/1/40	700	692
Maryland Transportation Authority Facilities Projects
Revenue	5.888%	7/1/43	850	883
Massachusetts Development Finance Agency Revenue
(Harvard University)	6.300%	10/1/37	1,000	1,065
Massachusetts GO	4.200%	12/1/21	700	701
Massachusetts GO	4.500%	8/1/31	1,500	1,382
Massachusetts GO	5.456%	12/1/39	1,900	1,955
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.715%	8/15/39	1,050	1,088
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	850	904
Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	900	881
Metropolitan Government of Nashville & Davidson
County TN GO	5.707%	7/1/34	1,200	1,201
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,325	2,577
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	6.089%	11/15/40	575	567
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	6.548%	11/15/31	500	495
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	700	636
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	6.648%	11/15/39	1,750	1,756
Metropolitan Washington DC/VA Airports Authority
Dulles Toll Road Revenue	7.462%	10/1/46	775	760
Mississippi GO	5.245%	11/1/34	700	682
Missouri Highways & Transportation Commission Road
Revenue	5.445%	5/1/33	600	596
New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	5,250	5,630
New Jersey Educational Facilities Authority Revenue
(Princeton University)	5.700%	3/1/39	1,500	1,604
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.754%	12/15/28	700	684
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.104%	12/15/28	1,150	1,153
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.561%	12/15/40	1,575	1,611
New Jersey Turnpike Authority Revenue	4.252%	1/1/16	30	32
New Jersey Turnpike Authority Revenue	4.252%	1/1/16	570	598
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	3,050	3,365
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,200	4,573
New York City NY GO	5.206%	10/1/31	1,000	913
New York City NY GO	6.646%	12/1/31	400	409
New York City NY GO	6.246%	6/1/35	775	779

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY GO	5.968%	3/1/36	300	299
New York City NY GO	5.985%	12/1/36	625	639
New York City NY GO	5.517%	10/1/37	675	645
New York City NY GO	6.271%	12/1/37	750	789
New York City NY GO	5.846%	6/1/40	1,000	970
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.750%	6/15/41	800	795
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.724%	6/15/42	550	550
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.952%	6/15/42	800	812
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	6.011%	6/15/42	1,150	1,173
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.440%	6/15/43	1,000	946
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.882%	6/15/44	2,000	1,977
New York City NY Transitional Finance Authority
Building Aid Revenue	6.828%	7/15/40	800	828
New York City NY Transitional Finance Authority Future
Tax Revenue	5.767%	8/1/36	775	781
New York City NY Transitional Finance Authority Future
Tax Revenue	5.508%	8/1/37	1,900	1,873
New York City NY Transitional Finance Authority Future
Tax Revenue	5.572%	11/1/38	650	643
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.500%	3/15/30	1,500	1,482
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.289%	3/15/33	500	477
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.628%	3/15/39	2,000	1,958
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.389%	3/15/40	600	577
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.770%	3/15/39	1,350	1,344
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.838%	3/15/40	625	642
North Texas Tollway Authority System Revenue	6.718%	1/1/49	2,500	2,447
Ohio State University General Receipts Revenue	4.910%	6/1/40	1,500	1,366
Ohio Water Development Authority Water Pollution
Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,071
Orange County CA Local Transportation Authority Sales
Tax Revenue	6.908%	2/15/41	575	600
Oregon Department Transportation Highway Usertax
Revenue	5.834%	11/15/34	1,250	1,282
Oregon GO	5.762%	6/1/23	600	629
Oregon GO	5.892%	6/1/27	1,850	1,990
Oregon School Boards Association GO	4.759%	6/30/28	1,850	1,641
Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,470
Pennsylvania GO	4.650%	2/15/26	1,100	1,057
Pennsylvania GO	5.350%	5/1/30	1,000	973
Pennsylvania Public School Building Authority Lease
Revenue (School District of Philadelphia)	5.000%	9/15/27	1,100	995
Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	600	612
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	775	702
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	850	763
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,125	1,176
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	3,250	3,113
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	700	701
Rutgers State University NJ Revenue	5.665%	5/1/40	1,050	1,049
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	1,100	1,010
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	600	620

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	950	967
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	1,150	1,156
San Diego County CA Regional Transportation Authority
Sales Tax Revenue	5.911%	4/1/48	500	487
San Diego County CA Water Authority Revenue	6.947%	7/1/40	575	598
San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,200	1,218
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	1,000	975
South Carolina Public Service Authority Revenue	6.454%	1/1/50	750	788
Texas GO	5.517%	4/1/39	2,920	2,978
Texas Transportation Commission Revenue	5.028%	4/1/26	1,000	986
Texas Transportation Commission Revenue	5.178%	4/1/30	2,650	2,646
Texas Transportation Commission Revenue	4.631%	4/1/33	800	741
Texas Transportation Commission Revenue	4.681%	4/1/40	750	682
University of California Regents Medical Center
Revenue	6.548%	5/15/48	900	885
University of California Regents Medical Center
Revenue	6.583%	5/15/49	1,075	1,061
University of California Revenue	5.770%	5/15/43	2,000	1,890
University of California Revenue	5.946%	5/15/45	1,400	1,301
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	575	550
University of Virginia Revenue	6.200%	9/1/39	1,000	1,132
Utah GO	4.554%	7/1/24	1,100	1,120
Utah GO	3.539%	7/1/25	1,200	1,101
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	700	742
Washington Convention Center Public Facilities District
Revenue	6.790%	7/1/40	600	597
Washington GO	5.090%	8/1/33	900	883
Washington GO	5.481%	8/1/39	650	637
Washington GO	5.140%	8/1/40	1,775	1,717
Wisconsin GO	5.700%	5/1/26	900	913

Total Taxable Municipal Bonds (Cost $243,031)				237,765

Tax-Exempt Municipal Bonds (0.1%)
Illinois GO	7.350%	7/1/35	1,450	1,423
San Francisco CA City & County Public Utility
Commission Water Revenue	6.000%	11/1/40	1,325	1,286

Total Tax-Exempt Municipal Bonds (Cost $2,834)				2,709

			Shares

Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
4 Vanguard Market Liquidity Fund (Cost $20,816)	0.211%		20,816,237	20,816

Total Investments (99.0%) (Cost $3,662,837)				3,764,659
Other Assets and Liabilities—Net (1.0%)				38,246
Net Assets (100%)				3,802,905

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate value of these securities was $33,961,000, representing 0.9% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (constituting separate portfolios of Vanguard Bond Index Funds, hereafter referred to as the "Funds") as of December 31, 2010 and for the year then ended and have issued our unqualified report thereon dated February 8, 2011. Our audits included audits of the Funds' schedules of investments as of December 31, 2010. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 8, 2011

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 842_022011

Vanguard Inflation-Protected Securities
Fund Annual Report

December 31, 2010

> Vanguard Inflation-Protected Securities Fund returned about 6% for the year ended December 31, 2010.

> Expectations about inflation went on a roller-coaster ride during the year.

> The fund’s return was in line with that of its benchmark and ahead of the average return of peer-group funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Fund Profile.	11
Performance Summary.	12
Financial Statements.	14
About Your Fund’s Expenses.	26
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010

	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Inflation-Protected Securities Fund
Investor Shares	0.38%	2.60%	3.57%	6.17%
Admiral™ Shares	0.49	2.71	3.60	6.31
Institutional Shares	0.53	2.76	3.57	6.33
Barclays Capital U.S. Treasury Inflation Protected
Securities Index				6.31
Treasury Inflation-Protected Securities Funds
Average				5.89
Treasury Inflation-Protected Securities Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2009 , Through December 31, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Inflation-Protected Securities Fund
Investor Shares	$12.55	$13.00	$0.317	$0.000
Admiral Shares	24.65	25.54	0.652	0.000
Institutional Shares	10.04	10.40	0.270	0.000

1

Chairman’s Letter

Dear Shareholder,

The Investor Shares of Vanguard Inflation-Protected Securities Fund returned 6.17% for the 12 months ended December 31, 2010. The returns of the fund’s Admiral and Institutional Shares were modestly higher.

The fund’s returns consisted of both income returns and capital returns, as yields declined for a large portion of the year. (Bond prices and yields move inversely to each other.) Market expectations about future inflation, which help drive the returns of Treasury inflation-protected securities (TIPS), were volatile, starting at a moderate level, dipping to unusual lows, then bouncing back.

The income dividends distributed to the fund’s shareholders during 2010 were based on both the coupons of the fund’s bonds and adjustments related to changes in the Consumer Price Index. Inflation adjustments accounted for about 40% of the fund’s income distributions for the year.

Please note that on October 6, Vanguard broadened the availability of our lower-cost Admiral Shares. We reduced the Admiral minimums on most of our actively managed funds to $50,000 from $100,000, as part of our ongoing efforts to lower the cost of investing for our clients.

2

The fixed income market reprised a familiar theme
U.S. Treasury securities rallied through the summer, as investors grew concerned about the pace of economic growth in the United States and a debt crisis in Europe. Total return tables, however, were dominated by riskier bonds for the full 12 months—a pattern familiar from the previous year. Low interest rates and a sense that the economic recovery was gathering momentum prompted investors to seek higher yields in both high-quality and below-investment-grade corporate bonds. The broad U.S. bond market returned 6.54%, slightly higher than conventional Treasury bonds and TIPS. Late in the year, yields bounced off summer lows, putting pressure on bond prices. The dynamic was especially pronounced among municipal bonds.

As it has since December 2008, the Fed held its target for short-term interest rates near 0%, keeping the returns available from money market instruments such as the 3-month Treasury bill in the same neighborhood.

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2010
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.54%	5.90%	5.80%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	2.38	4.08	4.09
Citigroup Three-Month U.S. Treasury Bill Index	0.13	0.69	2.29

Stocks
Russell 1000 Index (Large-caps)	16.10%	-2.37%	2.59%
Russell 2000 Index (Small-caps)	26.86	2.22	4.47
Dow Jones U.S. Total Stock Market Index	17.70	-1.56	3.17
MSCI All Country World Index ex USA (International)	11.60	-4.58	5.29

CPI
Consumer Price Index	1.50%	1.43%	2.18%

3

Stocks rallied as the forecast seemed to brighten
After a series of false starts, hesitations, and retreats, global stock markets finished 2010 with powerful gains. As the prospect of a double-dip recession faded, the broad U.S. stock market clambered higher, shrugging off high unemployment and distress in Europe’s debt markets to return 17.70%. Small- and mid-capitalization stocks did even better.

Outside the United States, gains were more muted, in part because Europe’s sovereign debt challenges continued to reverberate through local stock markets.

Emerging markets were the best performers. Asia’s developed markets performed weakly, though the strength of the yen, the Australian dollar, and other regional currencies bolstered returns for U.S.-based investors.

Yields during the year took a roller-coaster ride
The TIPS market went through two phases in 2010. From the beginning of the year until almost the end of October was a period of generally declining yields for TIPS. Then, after they hit bottom on October 26, TIPS yields rose for the remainder of the year.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Inflation-Protected Securities Fund	0.25%	0.12%	0.09%	0.84%

The fund expense ratios shown are from the prospectus dated April 27, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the fund’s expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: Treasury Inflation-Protected Securities Funds.

4

The fund’s yield tumbled, then rose

At first, the early slide in yields reflected investors’ concern about the potential for defaults on government debt by some financially stretched European nations. Worried investors fled to the perceived safety of U.S. Treasury debt, both conventional bonds and TIPS, and the surge in demand boosted prices and lowered yields.

As the European nations took steps that seemed to resolve their immediate problems, investors focused on the snail’s pace of recovery in the United States and the accompanying possibility of deflation, or a general decline in prices that can occur when economic activity slows substantially. A prolonged deflation can reinforce an economy’s downturn, prompting investors to drive yields on TIPS and conventional Treasuries even lower as they gravitate toward bonds.

Total Returns
Ten Years Ended December 31, 2010

Average
Annual Return
Inflation-Protected Securities Fund Investor Shares	6.79%
Barclays Capital U.S. Treasury Inflation Protected Securities Index	7.02
Treasury Inflation-Protected Securities Funds Average	6.24
Treasury Inflation-Protected Securities Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Beginning in late August, Federal Reserve officials began hinting that they would take steps to stimulate the economy; bond investors were skeptical about the outcome, and yields continued to drop. Shortly before the official announcement of the Fed’s massive bond-buying plan on November 2, the consensus view changed. The yields on conventional Treasuries and TIPS began to climb as investors worried that the plan might generate too much inflation down the road.

An inflation gauge reverses course
Although the snapback in yields took a couple of months to overcome market inertia, an early sign of the reversal could be perceived in a widening of the break- even inflation rate, a gauge of the market’s inflation expectations.

The break-even rate is the difference between the yields of conventional Treasuries and TIPS of the same maturity. A widening break-even rate means that bond market participants believe that inflation will grow (which tends to makes TIPS a better deal than conventional Treasuries); a narrowing gap means that inflation is expected to decline (which favors conventional Treasuries over TIPS).

The 10-year break-even inflation rate narrowed from 2.4% at the start of the year to a low of 1.6% by August—implying an equivalent drop in the market’s inflation expectation for the next ten years—as conjecture about a deflationary double-dip recession dominated the market’s mood. With indications in August that a Fed stimulus plan might be in the works, the break-even rate reversed course, and it widened throughout the remainder of the year as TIPS outperformed Treasuries. By year-end, the break-even rate was close to where it began the year, and in the zone of the Federal Reserve’s comfort level for the rate of inflation.

Ten-year performance paints a successful picture
This year marks the first full ten-year reporting period for Vanguard Inflation- Protected Securities Fund. During this time, the fund has successfully captured most of the return available from the TIPS market, which began in 1997.

For the ten years ended December 31, 2010, the fund’s average annual return was 6.79% for Investor Shares, slightly behind that of the benchmark index, which does not share the burden of real-world operating costs. The Inflation-Protected Securities Fund outpaced its peers over the decade, benefiting in part from its substantially lower expense ratio.

6

The fund’s success in capturing much of the market’s return is especially notable in light of the unusual turbulence in stock and bond markets over the past decade. Its success says much about the expertise and professional dedication of the fund’s advisor, Vanguard Fixed Income Group. The group’s professionals have developed sophisticated techniques for constructing portfolios and trading bonds based on more than 30 years of fixed income management.

A portfolio of TIPS can offer inflation ‘insurance’ and return
It’s easy to get caught up in the year-to-year review of a fund’s performance. So we caution against getting sidetracked in this way.

A longer time frame is more relevant for the investor who realizes that a severe bout of inflation can always occur in the future—obviously a scenario we hope doesn’t occur. Vanguard Inflation-Protected Securities Fund, which has a mandate to invest primarily in TIPS and does so at a cost among the lowest in the industry, can be an excellent tool for managing that risk.

TIPS, in other words, represent a form of “inflation insurance.” In addition, a TIPS portfolio can help provide diversification, since TIPS returns don’t precisely track the returns of other types of bonds.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 13, 2011

7

Advisor’s Report

For the fiscal year ended December 31, 2010, the share classes of Vanguard Inflation-Protected Securities Fund returned about 6%. These returns were in line with the return of the Barclays Capital U.S. Treasury Inflation Protected Securities Index and ahead of the average return of competitive funds.

The investment environment
Conventional, or nominal, Treasury bonds and Treasury inflation-protected securities (TIPS) meet different investor needs. Because both types of securities are issued by the U.S. Treasury, they both provide the highest degree of safety from credit risk. As their name implies, however, TIPS provide protection against rising prices because the government raises or lowers the face value of TIPS by an amount equal to changes in the Consumer Price Index (with a lag of two months).

Nominal Treasuries do well in periods of declining prices because the inflation-adjusted value of their fixed interest payments increases. In periods of rising prices, by contrast, TIPS tend to be prized because of their built-in inflation protection. In 2010, both types of bonds thrived: For the 12 months ended December 31, the Barclays Capital U.S. Treasury Inflation Protected Securities Index rose 6.31%, a bit more than the 5.87% return posted by the Barclays Capital U.S. Treasury Index.

Yields of U.S. Treasury Bonds

	December 31,	December 31,
Maturity	2009	2010
2 years	1.14%	0.60%
3 years	1.67	0.99
5 years	2.68	2.01
10 years	3.84	3.30
30 years	4.63	4.34
Source: Vanguard

8

The two classes of securities took very different journeys to this similar destination. For the first three quarters, TIPS underperformed nominal Treasuries as investors worried about the deflationary effects of the U.S. economy’s recovery, a sentiment that was apparent in the shrinking difference between the yields of nominal and inflation-protected Treasuries, the so-called break-even inflation rate. (If investors expected no inflation, the yields would be more or less the same.)

In August, however, Ben Bernanke, the Federal Reserve chairman, hinted that a stimulus program (later christened QE2, standing for “Quantitative Easing 2”) aimed at reducing the risk of deflation might be in the works. In economic-textbook-like fashion, the difference between the yields of 10-year nominal Treasuries and TIPS began to widen, suggesting that investors were preparing for the possibility that the stimulus program might fuel inflationary pressures down the road. By year-end, the 10-year break-even rate was about where it began the year (with an expectation that inflation would average 2.3% a year), indicating that investors had confidence in the Fed’s ability to resist deflationary pressures. TIPS’ “real” yields, meanwhile, settled in at year-end lower than where they began, as they continued to reflect economic sluggishness.

Concern about inflation was highlighted in October, when the U.S. Treasury sold a new issue of 5-year TIPS at a negative yield to maturity (–0.55%), meaning that buyers paid more for the bonds than their face value. Some commentators interpreted this unusual development to mean there was high demand for TIPS driven by expectations of higher inflation. This interpretation makes some sense, but it would be a mistake to overstate the inflationary fears. The negative rate was more a technical consequence of the break-even calculation that occurred because of the low interest rates of nominal Treasuries, produced by the Fed’s efforts to stimulate the economy.

Management of the fund
The Inflation-Protected Securities Fund is actively managed, with a strategy of keeping the fund’s characteristics, positioning, and performance close to those of its benchmark in order to enhance both return predictability and the tailwind to returns that the fund gets from its low expense ratio. At the same time, we often slightly underweight or overweight certain issues depending on the opportunity and our outlook. These strategies added some value to the fund at the margins. As the year drew to a close, we positioned the fund with a duration slightly shorter than that of the benchmark (5.3 years versus 5.5 years) because we believed that real yields had fallen too low on the announcement of QE2.

9

Investment outlook
In light of the Fed’s strategy to revive the economy, we believe that TIPS are appropriately priced relative to nominal Treasuries, based on the year-end 10-yearbreak-even rate of 2.3%. We don’t expect TIPS returns to be much different from the returns on conventional Treasuries over the next one to three years, though both types of securities could come under pressure from a rise in real interest rates.

TIPS currently account for about 10% of Treasury debt. In 2011, the Treasury is expected to sell the highest amount of TIPS since the program began in 1997, perhaps more than $100 billion worth, up from $86 billion in 2010. The Treasury will also sell TIPS more frequently. We believe these larger and more frequent sales will help deepen the liquidity of the market and, therefore, benefit all TIPS investors.

John W. Hollyer, CFA, Principal

Kenneth E. Volpert, CFA, Principal

Vanguard Fixed Income Group

January 20, 2011

10

Inflation-Protected Securities Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VIPSX	VAIPX	VIPIX
Expense Ratio[1]	0.25%	0.12%	0.09%
30-Day SEC Yield[2]	0.38%	0.49%	0.53%

Financial Attributes
		Barclays
		Inflation	Barclays
		Protected	Aggregate
		Securities	Bond
	Fund	Index	Index
Number of Bonds	33	30	8,216
Yield to Maturity
(before expenses)	2.7%	2.8%	3.0%
Average Coupon	2.1%	2.1%	4.2%
Average Duration	5.3 years	5.5 years	5.0 years
Average Effective
Maturity	8.7 years	8.9 years	7.1 years
Short-Term
Reserves	3.8%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency			96.3%
Other			3.7

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	Inflation	Barclays
	Protected	Aggregate
	Securities	Bond
	Index	Index
R-Squared	0.99	0.51
Beta	1.00	1.51
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year		3.7%
1 - 3 Years		14.1
3 - 5 Years		23.8
5 - 10 Years		26.1
10 - 20 Years		29.0
20 - 30 Years		3.3

Distribution by Credit Quality (% of portfolio)
Aaa		100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares.
2 Yields of inflation-protected securities tend to be lower than those of bonds, because the former do not incorporate market expectations about inflation. The principal amounts—and thus the interest payments—of inflation-protected securities are adjusted over time to reflect inflation.

11

Inflation-Protected Securities Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Inflation-Protected Securities Fund
Investor Shares	6.17%	5.07%	6.79%	$19,281
Barclays Capital U.S. Aggregate Bond
Index	6.54	5.80	5.84	17,633
Barclays Capital U.S. Treasury Inflation
Protected Securities Index	6.31	5.33	7.02	19,714
Treasury Inflation-Protected Securities
Funds Average	5.89	4.30	6.24	18,313

Treasury Inflation-Protected Securities Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

12

Inflation-Protected Securities Fund

		Average Annual Total Returns
		Periods Ended December 31, 2010
			Since	Final Value
	One	Five	Inception	of a $50,000
	Year	Years	(6/10/2005)	Investment
Inflation-Protected Securities Fund
Admiral Shares	6.31%	5.19%	4.82%	$64,955
Barclays Capital U.S. Aggregate
Bond Index	6.54	5.80	5.31	66,660
Barclays Capital U.S. Treasury
Inflation Protected Securities Index	6.31	5.33	4.97	65,469

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(12/12/2003)	Investment
Inflation-Protected Securities Fund
Institutional Shares	6.33%	5.21%	5.20%	$7,149,545
Barclays Capital U.S. Aggregate
Bond Index	6.54	5.80	5.11	7,103,334
Barclays Capital U.S. Treasury
Inflation Protected Securities Index	6.31	5.33	5.33	7,211,833

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

				Barclays
				Inflation
				Protected
				Securities
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	4.32%	3.29%	7.61%	7.89%
2002	4.55	12.06	16.61	16.57
2003	3.86	4.14	8.00	8.40
2004	4.79	3.48	8.27	8.46
2005	5.44	-2.85	2.59	2.84
2006	3.40	-2.97	0.43	0.41
2007	5.90	5.69	11.59	11.63
2008	4.62	-7.47	-2.85	-2.35
2009	1.86	8.94	10.80	11.41
2010	2.60	3.57	6.17	6.31

13

Inflation-Protected Securities Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (95.8%)
U.S. Government Securities (95.8%)
1	United States Treasury Inflation Indexed Bonds	3.375%	1/15/12	325,640	419,339
	United States Treasury Inflation Indexed Bonds	2.000%	4/15/12	383,000	427,831
	United States Treasury Inflation Indexed Bonds	3.000%	7/15/12	1,334,275	1,723,702
	United States Treasury Inflation Indexed Bonds	0.625%	4/15/13	335,000	357,148
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/13	1,217,875	1,546,582
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/14	1,530,000	1,944,577
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/14	994,000	1,080,533
	United States Treasury Inflation Indexed Bonds	2.000%	7/15/14	1,015,845	1,274,077
	United States Treasury Inflation Indexed Bonds	1.625%	1/15/15	940,215	1,148,612
	United States Treasury Inflation Indexed Bonds	0.500%	4/15/15	1,161,100	1,197,983
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/15	773,725	942,715
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/16	638,050	765,823
	United States Treasury Inflation Indexed Bonds	2.500%	7/15/16	692,425	841,983
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/17	905,525	1,095,007
	United States Treasury Inflation Indexed Bonds	2.625%	7/15/17	1,214,025	1,458,880
	United States Treasury Inflation Indexed Bonds	1.625%	1/15/18	898,600	1,004,380
	United States Treasury Inflation Indexed Bonds	1.375%	7/15/18	271,500	290,341
	United States Treasury Inflation Indexed Bonds	2.125%	1/15/19	496,600	560,258
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/19	617,950	688,858
	United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	873,000	918,412
	United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	719,600	739,822
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,544,770	1,995,422
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	1,207,698	1,413,774
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	1,187,889	1,432,230
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	832,125	884,871
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	663,890	1,158,927
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	667,700	771,887
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	924,200	1,649,732
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	56,500	90,013
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	901,130	966,282
Total U.S. Government and Agency Obligations (Cost $28,832,748)					30,790,001

				Shares
Temporary Cash Investment (3.8%)
Money Market Fund (3.8%)
2	Vanguard Market Liquidity Fund
	(Cost $1,219,486)	0.211%		1,219,485,710	1,219,486
Total Investments (99.6%) (Cost $30,052,234)					32,009,487

14

Inflation-Protected Securities Fund

Market
Value
($000)
Other Assets and Liabilities (0.4%)
Other Assets	338,168
Liabilities	(208,331)
129,837
Net Assets (100%)	32,139,324

At December 31, 2010, net assets consisted of:

Amount
($000)
Paid-in Capital	30,490,486
Overdistributed Net Investment Income	(25,119)
Accumulated Net Realized Losses	(282,439)
Unrealized Appreciation (Depreciation)
Investment Securities	1,957,253
Futures Contracts	(857)
Net Assets	32,139,324

Investor Shares—Net Assets
Applicable to 998,107,598 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,979,188
Net Asset Value Per Share—Investor Shares	$13.00

Admiral Shares—Net Assets
Applicable to 447,940,713 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,440,030
Net Asset Value Per Share—Admiral Shares	$25.54

Institutional Shares—Net Assets
Applicable to 742,152,504 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,720,106
Net Asset Value Per Share—Institutional Shares	$10.40

See Note A in Notes to Financial Statements.
1 Securities with a value of $10,455,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Inflation-Protected Securities Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Interest[1]	837,287
Total Income	837,287
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,742
Management and Administrative—Investor Shares	24,522
Management and Administrative—Admiral Shares	6,925
Management and Administrative—Institutional Shares	2,011
Marketing and Distribution—Investor Shares	4,103
Marketing and Distribution—Admiral Shares	2,756
Marketing and Distribution—Institutional Shares	2,026
Custodian Fees	137
Auditing Fees	32
Shareholders’ Reports—Investor Shares	348
Shareholders’ Reports—Admiral Shares	27
Shareholders’ Reports—Institutional Shares	31
Trustees’ Fees and Expenses	44
Total Expenses	46,704
Net Investment Income	790,583
Realized Net Gain (Loss)
Investment Securities Sold	201,957
Futures Contracts	(62,767)
Realized Net Gain (Loss)	139,190
Change in Unrealized Appreciation (Depreciation)
Investment Securities	914,695
Futures Contracts	12,499
Change in Unrealized Appreciation (Depreciation)	927,194
Net Increase (Decrease) in Net Assets Resulting from Operations	1,856,967
1 Interest income from an affiliated company of the fund was $1,279,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Inflation-Protected Securities Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	790,583	458,575
Realized Net Gain (Loss)	139,190	(25,704)
Change in Unrealized Appreciation (Depreciation)	927,194	1,811,229
Net Increase (Decrease) in Net Assets Resulting from Operations	1,856,967	2,244,100
Distributions
Net Investment Income
Investor Shares	(329,789)	(215,661)
Admiral Shares	(270,301)	(154,428)
Institutional Shares	(190,768)	(105,449)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(790,858)	(475,538)
Capital Share Transactions
Investor Shares	(520,155)	3,475,278
Admiral Shares	2,438,664	3,466,647
Institutional Shares	1,555,333	2,320,303
Net Increase (Decrease) from Capital Share Transactions	3,473,842	9,262,228
Total Increase (Decrease)	4,539,951	11,030,790
Net Assets
Beginning of Period	27,599,373	16,568,583
End of Period[1]	32,139,324	27,599,373
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($25,119,000) and ($24,998,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Inflation-Protected Securities Fund

Financial Highlights

Investor Shares

				Feb. 1,
				2007, to	Year Ended
For a Share Outstanding		Year Ended December 31,		Dec. 31,		January 31,
Throughout Each Period	2010	2009	2008	2007[1]	2007	2006
Net Asset Value,
Beginning of Period	$12.55	$11.52	$12.45	$11.80	$12.18	$12.57
Investment Operations
Net Investment Income	.319	.210	.614	.651	.483	.573
Net Realized and
Unrealized Gain (Loss)
on Investments	.448	1.034	(.930)	.646	(.437)	(.230)
Total from
Investment Operations	.767	1.244	(.316)	1.297	.046	.343
Distributions
Dividends from
Net Investment Income	(.317)	(.214)	(.614)	(.647)	(.407)	(.681)
Distributions from
Realized Capital Gains	—	—	—	—	—	(.052)
Return of Capital	—	—	—	—	(.019)	—
Total Distributions	(.317)	(.214)	(.614)	(.647)	(.426)	(.733)
Net Asset Value,
End of Period	$13.00	$12.55	$11.52	$12.45	$11.80	$12.18

Total Return[2]	6.17%	10.80%	-2.85%	11.40%	0.43%	2.76%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$12,979	$12,946	$8,593	$6,662	$5,361	$6,227
Ratio of Total Expenses to
Average Net Assets	0.22%	0.25%	0.20%	0.20%[3]	0.20%	0.20%
Ratio of Net Investment
Income to Average
Net Assets	2.48%	2.00%	5.02%	5.92%[3]	3.87%	4.83%
Portfolio Turnover Rate	29%	14%	28%	21%	53%	47%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Inflation-Protected Securities Fund

Financial Highlights

Admiral Shares

				Feb. 1,	Year	June 10,
				2007, to	Ended	2005[2] to
For a Share Outstanding		Year Ended December 31,		Dec. 31,	Jan. 31,	Jan. 31,
Throughout Each Period	2010	2009	2008	2007[1]	2007	2006
Net Asset Value, Beginning of Period	$24.65	$22.62	$24.45	$23.17	$23.91	$25.00
Investment Operations
Net Investment Income	.654	.441	1.226	1.299	.971	.683
Net Realized and Unrealized Gain (Loss)
on Investments	.888	2.037	(1.829)	1.278	(.858)	(.432)
Total from Investment Operations	1.542	2.478	(.603)	2.577	.113	.251
Distributions
Dividends from Net Investment Income	(.652)	(.448)	(1.227)	(1.297)	(.815)	(1.315)
Distributions from Realized Capital Gains	—	—	—	—	—	(.026)
Return of Capital	—	—	—	—	(.038)	—
Total Distributions	(.652)	(.448)	(1.227)	(1.297)	(.853)	(1.341)
Net Asset Value, End of Period	$25.54	$24.65	$22.62	$24.45	$23.17	$23.91

Total Return	6.31%	10.96%	-2.78%	11.54%	0.53%	1.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,440	$8,723	$4,726	$3,487	$2,523	$2,474
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.11%	0.11%[3]	0.11%	0.11%[3]
Ratio of Net Investment Income
to Average Net Assets	2.59%	2.13%	5.11%	6.01%[3]	3.96%	4.92%[3]
Portfolio Turnover Rate	29%	14%	28%	21%	53%	47%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.
2 Inception.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Inflation-Protected Securities Fund

Financial Highlights

Institutional Shares

				Feb. 1,
				2007, to	Year Ended
For a Share Outstanding		Year Ended December 31,		Dec. 31,		January 31,
Throughout Each Period	2010	2009	2008	2007[1]	2007	2006
Net Asset Value, Beginning of Period	$10.04	$9.21	$9.96	$9.44	$9.74	$10.06
Investment Operations
Net Investment Income	.271	.181	.502	.532	.398	.471
Net Realized and Unrealized Gain (Loss)
on Investments	.359	.834	(.751)	.521	(.348)	(.194)
Total from Investment Operations	.630	1.015	(.249)	1.053	.050	.277
Distributions
Dividends from Net Investment Income	(.270)	(.185)	(.501)	(.533)	(.335)	(.556)
Distributions from Realized Capital Gains	—	—	—	—	—	(.041)
Return of Capital	—	—	—	—	(.015)	—
Total Distributions	(.270)	(.185)	(.501)	(.533)	(.350)	(.597)
Net Asset Value, End of Period	$10.40	$10.04	$9.21	$9.96	$9.44	$9.74

Total Return	6.33%	11.03%	-2.81%	11.58%	0.57%	2.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,720	$5,931	$3,250	$2,248	$1,673	$1,238
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.08%	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.63%	2.16%	5.14%	6.04%[2]	3.99%	4.95%
Portfolio Turnover Rate	29%	14%	28%	21%	53%	47%
1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Inflation-Protected Securities Fund

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

21

Inflation-Protected Securities Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $5,776,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.31% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine th fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	30,790,001	—
Temporary Cash Investments	1,219,486	—	—
Futures Contracts—Assets[1]	606	—	—
Futures Contracts—Liabilities[1]	(693)	—	—
Total	1,219,399	30,790,001	—
1 Represents variation margin on the last day of the reporting period.

22

Inflation-Protected Securities Fund

D. At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	March 2011	2,618	573,097	(1,162)
10-Year U.S. Treasury Note	March 2011	(2,188)	(263,517)	305

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s U.S. Treasury inflation-indexed securities experienced deflation adjustments that reduced interest income and the cost of investments for financial statement purposes by an amount greater than the reduction of taxable income; the additional income reduction was deferred for tax purposes until it was used to offset future inflation adjustments that increase taxable income. The difference became permanent when the securities were sold. During the period ended December 31, 2010, the fund realized gains of $154,000 that were included in ordinary income for tax purposes as a result of deferred deflation adjustments; accordingly such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund had realized losses totaling $89,671,000 through December 31, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

For tax purposes, at December 31, 2010, the fund had $9,046,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $193,625,000 to offset future net capital gains of $25,198,000 through December 31, 2015, $13,093,000 through December 31, 2016, and $155,333,000 through December 31, 2017.

23

Inflation-Protected Securities Fund

At December 31, 2010, the cost of investment securities for tax purposes was $30,141,905,000. Net unrealized appreciation of investment securities for tax purposes was $1,867,582,000, consisting of unrealized gains of $1,879,775,000 on securities that had risen in value since their purchase and $12,193,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2010, the fund purchased $10,979,064,000 of investment securities and sold $8,667,247,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

		Year Ended		Year Ended
	December 31, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	5,006,041	387,720	6,327,634	520,171
Issued in Lieu of Cash Distributions	301,721	23,521	194,362	15,508
Redeemed	(5,827,917)	(444,595)	(3,046,718)	(250,224)
Net Increase (Decrease)—Investor Shares	(520,155)	(33,354)	3,475,278	285,455
Admiral Shares
Issued	5,110,172	198,605	4,974,531	207,932
Issued in Lieu of Cash Distributions	242,729	9,631	138,172	5,613
Redeemed	(2,914,237)	(114,168)	(1,646,056)	(68,620)
Net Increase (Decrease)—Admiral Shares	2,438,664	94,068	3,466,647	144,925
Institutional Shares
Issued	2,738,008	264,447	3,246,284	332,331
Issued in Lieu of Cash Distributions	179,127	17,446	98,456	9,822
Redeemed	(1,361,802)	(130,385)	(1,024,437)	(104,255)
Net Increase (Decrease)—Institutional Shares	1,555,333	151,508	2,320,303	237,898

H. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

24

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Inflation-Protected Securities Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Inflation-Protected Securities Fund (constituting a separate portfolio of Vanguard Bond Index Funds, hereafter referred to as the “Fund”) at December 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2011

Special 2010 tax information (unaudited) for Vanguard Inflation-Protected Securities Fund

This information for the fiscal year ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 99.9% of income dividends are interest-related dividends.

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

26

Six Months Ended December 31, 2010

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	6/30/2010	12/31/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,018.10	$1.12
Admiral Shares	1,000.00	1,018.70	0.56
Institutional Shares	1,000.00	1,018.44	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.10	$1.12
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.85	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.22% for Investor Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For this report, credit-quality ratings for each issue are obtained from Moody’s Investors Service and Standard & Poor’s, and the higher rating for each issue is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

28

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

29

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008).	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components).	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm).	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008).
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	JamesM. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010).	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1190 022011

Vanguard Total Bond Market II
Index Fund Annual Report

December 31, 2010

> As the low-quality bond rally continued, all sectors of the broad U.S. bond market—including U.S. Treasuries—posted positive returns for 2010.

> Vanguard Total Bond Market II Index Fund returned more than 6% for both Investor and Institutional Shares in the fund’s first full year of operation.

> The returns of both share classes closely tracked the return of the target benchmark but lagged the average return of the fund’s peer group, which includes a wide range of intermediate-term investment-grade funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	9
About Your Fund’s Expenses.	94
Glossary.	96

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010

	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Total Bond Market II Index Fund
Investor Shares	2.60%	3.42%	3.00%	6.42%
Institutional Shares	2.65	3.47	3.00	6.47
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index				6.58
Intermediate Investment-Grade Debt Funds
Average				7.70

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.
Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.
Institutional Shares are designed for eligible institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2009 , Through December 31, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Bond Market II Index Fund
Investor Shares	$10.26	$10.50	$0.345	$0.068
Institutional Shares	10.26	10.50	0.350	0.068

1

Chairman’s Letter

Dear Shareholder,

We launched Vanguard Total Bond Market II Index Fund early in 2009 as an investment vehicle for use only as an underlying fund in “funds of funds” sponsored by Vanguard—such as the Vanguard Target Retirement Funds—and those managed by third parties. In 2010, its first full year of operation, the fund again met its primary objective of closely tracking the return of its broad, market-weighted U.S. benchmark, the Barclays Capital U.S. Aggregate Float Adjusted Index (which incurs no expenses).

The fund’s Investor Shares returned 6.42% and Institutional Shares returned 6.47% for the year. With low-quality bonds outperforming, the returns of the fund’s high-quality portfolio trailed the average return of peer funds. Capital gains and investment income contributed about the same amount to the fund’s total return.

As yields generally fell across maturities, the 30-day SEC yield of Investor Shares on December 31 was 2.60%, down from 3.33% a year ago.

The fixed income market reprised a familiar theme
Although U.S. Treasury securities rallied through the summer, total return tables were dominated by riskier bonds for the full 12 months, a pattern we also saw in

2

2009. Low interest rates and a sense that the economic recovery was gathering momentum prompted investors to seek higher yields in both high-quality and below-investment-grade corporate bonds. The broad U.S. bond market returned 6.54%. Late in the year, yields bounced off summer lows, putting pressure on bond prices. The dynamic was especially pronounced among municipal bonds.

As it has since December 2008, the Federal Reserve held its target for short-term interest rates near 0%, keeping the returns available from money market instruments such as the 3-month Treasury bill in the same neighborhood.

Stocks rallied as the forecast seemed to brighten
After a series of false starts, hesitations, and retreats, global stock markets finished 2010 with powerful gains. As the prospect  of a double-dip recession faded, the broad U.S. stock market clambered higher, shrugging off high unemployment and distress in Europe’s debt markets to return 17.70%. Small- and mid-capitalization stocks did even better.

Outside the United States, gains were more muted, in part because Europe’s sovereign debt challenges continued to reverberate through local stock markets. Emerging markets were the best performers. Asia’s developed markets

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2010
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.54%	5.90%	5.80%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	2.38	4.08	4.09
Citigroup Three-Month U.S. Treasury Bill Index	0.13	0.69	2.29

Stocks
Russell 1000 Index (Large-caps)	16.10%	-2.37%	2.59%
Russell 2000 Index (Small-caps)	26.86	2.22	4.47
Dow Jones U.S. Total Stock Market Index	17.70	-1.56	3.17
MSCI All Country World Index ex USA (International)	11.60	-4.58	5.29

CPI
Consumer Price Index	1.50%	1.43%	2.18%

3

performed poorly, though the strength of the yen, the Australian dollar, and other regional currencies bolstered returns for U.S.-based investors.

Investors’ quest for yield boosted lower-quality bonds
With short-term interest rates anchored near zero by Fed policy, yield-hungry investors reached further out the maturity curve and further down the credit-quality ladder in 2010, boosting bond prices. In an echo of 2009, the lower the quality of the bond, the higher the return tended to be; however, in bright contrast to last year, all major fixed income sectors notched positive returns.

U.S. Treasury bonds are the largest component, more than 35%, of the fund’s target index. And they are the reference point used by the market to establish the higher yields on corporate and other bonds. After losing ground in 2009, Treasuries returned almost 6% in 2010, despite a decline of nearly 3% in the fourth quarter.

At the height of the springtime European sovereign debt crisis sparked by Greece’s fiscal woes, investors sought refuge in Treasury bonds, bidding up their prices. During the fourth quarter, however, several cross-currents were at work. Treasury demand was bolstered when the Fed began a second round of “quantitative

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Institutional	Peer Group
	Shares	Shares	Average
Total Bond Market II Index Fund	0.11%	0.07%	0.91%

The fund expense ratios shown are from the prospectus dated April 27, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the fund’s expense ratios were 0.12% for Investor Shares and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: Intermediate Investment-Grade Debt Funds.

4

easing” in November to stimulate the economy. (The Fed plans to buy up to $600 billion of Treasury bonds by the end of June 2011.) But the extension of prevailing federal tax rates and some brighter economic indicators made investors fearful that inflation—and higher interest rates—might return sooner. Investors withdrew several billion dollars from taxable bond funds during December.

The net result of these forces—along with the market’s need to digest the sale of a record $2.3 trillion of Treasury securities in 2010—was significant downward pressure on both Treasury and corporate bond prices toward year-end.

Corporate bonds, representing about one-fifth of the target index, overtook Treasuries and returned about 9% for the year. Long-term corporates outperformed shorter-term issues and Baa-rated bonds outperformed top-quality AAA-rated securities. As corporate balance sheets strengthened and profits rebounded, investors embraced more risk for the sake of potentially higher returns. Among corporate bonds, finance and airlines were especially strong performers.

Government agency-backed mortgages also had a good year, but commercial mortgage-backed securities—one of the smallest sectors of the investment-grade bond market—were standout performers. They returned more than 20% in 2010 (on top of more than 28% in 2009) as the spread between their yields and those of Treasuries of comparable maturities continued to narrow. Risk aversion during the 2008 financial crisis had led to very wide spreads for debt backed by offices, retail, and apartment properties.

Diversification and low costs aren’t likely to go out of style
With interest rates near generational lows, it seems reasonable to assume that the next move may be up, but a rate rise is by no means preordained. Absent a crystal ball, diversification may be the next best thing. That’s why Vanguard Total Bond Market II Index Fund—a low-cost, broadly diversified index fund that seeks to track the performance of all segments of the investment-grade bond market—can play an important role in a fund-of-funds portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 14, 2011

5

Total Bond Market II Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VTBIX	VTBNX
Expense Ratio[1]	0.11%	0.07%
30-Day SEC Yield	2.60%	2.65%

Financial Attributes
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	4,257	8,216
Yield to Maturity
(before expenses)	2.9%	2.9%
Average Coupon	4.2%	4.2%
Average Duration	5.0 years	5.0 years
Average Effective
Maturity	7.0 years	7.1 years
Short-Term
Reserves	0.2%	—

Sector Diversification (% of portfolio)
Asset-Backed		0.3%
Commercial Mortgage-Backed		2.9
Finance		7.0
Foreign		3.9
Government Mortgage-Backed		27.3
Industrial		10.2
Treasury/Agency		45.1
Utilities		2.2
Other		1.1

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.7%
1 - 3 Years	24.6
3 - 5 Years	21.3
5 - 10 Years	40.2
10 - 20 Years	5.1
20 - 30 Years	7.8
Over 30 Years	0.3

Distribution by Credit Quality (% of portfolio)
Aaa	77.0%
Aa	4.5
A	10.1
Baa	8.4
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2010 and represent estimated costs for the current fiscal year. For th fiscal year ended December 31, 2010, the expense ratios were 0.12% for Investor Shares and 0.07% for Institutional Shares.

6

Total Bond Market II Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 26, 2009, Through December 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(1/26/2009)	Investment
Total Bond Market II Index Fund
Investor Shares	6.42%	6.59%	$11,310
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	6.58	6.73	11,339
Intermediate Investment-Grade Debt
Funds Average	7.70	10.37	12,096

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.
Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(2/17/2009)	Investment
Total Bond Market II Index Fund
Institutional Shares	6.47%	6.55%	$5,629,036
Spliced Barclays Capital U.S. Aggregate
Float Adjusted Index	6.58	6.70	5,643,989
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

7

Total Bond Market II Index Fund

Fiscal-Year Total Returns (%): January 26, 2009, Through December 31, 2010

				Spliced
				Barclays
				Aggregate
				Float Adj
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2009	3.68%	2.60%	6.28%	6.39%
2010	3.42	3.00	6.42	6.58

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.

8

Total Bond Market II Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (71.9%)
U.S. Government Securities (38.3%)
United States Treasury Note/Bond	0.875%	1/31/12	265,325	266,776
United States Treasury Note/Bond	4.750%	1/31/12	5,825	6,099
United States Treasury Note/Bond	1.375%	2/15/12	61,650	62,334
United States Treasury Note/Bond	4.875%	2/15/12	80,000	84,013
United States Treasury Note/Bond	0.875%	2/29/12	12,050	12,118
United States Treasury Note/Bond	4.625%	2/29/12	4,375	4,590
United States Treasury Note/Bond	1.375%	3/15/12	375	380
United States Treasury Note/Bond	1.000%	3/31/12	8,400	8,464
United States Treasury Note/Bond	4.500%	3/31/12	131,550	138,292
United States Treasury Note/Bond	1.375%	4/15/12	36,775	37,241
United States Treasury Note/Bond	1.000%	4/30/12	360,255	363,069
United States Treasury Note/Bond	4.500%	4/30/12	56,100	59,194
United States Treasury Note/Bond	1.375%	5/15/12	415,325	420,840
United States Treasury Note/Bond	0.750%	5/31/12	384,600	386,404
United States Treasury Note/Bond	4.750%	5/31/12	31,325	33,234
United States Treasury Note/Bond	1.875%	6/15/12	376,800	384,747
United States Treasury Note/Bond	0.625%	6/30/12	179,350	179,854
United States Treasury Note/Bond	4.875%	6/30/12	43,675	46,561
United States Treasury Note/Bond	0.625%	7/31/12	439,590	440,689
United States Treasury Note/Bond	4.625%	7/31/12	51,425	54,800
United States Treasury Note/Bond	1.750%	8/15/12	373,850	381,443
United States Treasury Note/Bond	0.375%	8/31/12	51,075	50,979
United States Treasury Note/Bond	4.125%	8/31/12	500	530
United States Treasury Note/Bond	1.375%	9/15/12	21,475	21,784
United States Treasury Note/Bond	4.250%	9/30/12	1,400	1,491
United States Treasury Note/Bond	1.375%	10/15/12	8,540	8,667
United States Treasury Note/Bond	3.875%	10/31/12	31,419	33,334
United States Treasury Note/Bond	1.375%	11/15/12	85,535	86,804
United States Treasury Note/Bond	3.375%	11/30/12	9,020	9,506
United States Treasury Note/Bond	1.125%	12/15/12	19,185	19,380
United States Treasury Note/Bond	0.625%	12/31/12	60,000	60,028
United States Treasury Note/Bond	1.375%	1/15/13	32,550	33,048
United States Treasury Note/Bond	1.375%	2/15/13	95,375	96,821
United States Treasury Note/Bond	3.875%	2/15/13	100	107
United States Treasury Note/Bond	2.750%	2/28/13	26,075	27,244
United States Treasury Note/Bond	1.375%	3/15/13	61,520	62,414
United States Treasury Note/Bond	1.750%	4/15/13	145,450	148,768

9

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.375%	5/15/13	250,000	253,595
United States Treasury Note/Bond	3.625%	5/15/13	21,175	22,637
United States Treasury Note/Bond	3.500%	5/31/13	37,600	40,091
United States Treasury Note/Bond	1.125%	6/15/13	33,000	33,273
United States Treasury Note/Bond	3.375%	6/30/13	3,200	3,406
United States Treasury Note/Bond	3.375%	7/31/13	4,225	4,506
United States Treasury Note/Bond	0.750%	8/15/13	80,875	80,724
United States Treasury Note/Bond	4.250%	8/15/13	38,600	42,026
United States Treasury Note/Bond	3.125%	8/31/13	7,950	8,433
United States Treasury Note/Bond	0.750%	9/15/13	167,790	167,240
United States Treasury Note/Bond	3.125%	9/30/13	33,500	35,536
United States Treasury Note/Bond	0.500%	10/15/13	123,290	121,903
United States Treasury Note/Bond	2.750%	10/31/13	8,050	8,461
United States Treasury Note/Bond	4.250%	11/15/13	40,800	44,638
United States Treasury Note/Bond	2.000%	11/30/13	19,950	20,539
United States Treasury Note/Bond	0.750%	12/15/13	245	243
United States Treasury Note/Bond	1.500%	12/31/13	14,525	14,732
United States Treasury Note/Bond	1.750%	1/31/14	325	332
United States Treasury Note/Bond	1.875%	2/28/14	399,950	409,637
United States Treasury Note/Bond	1.750%	3/31/14	192,475	196,234
United States Treasury Note/Bond	1.875%	4/30/14	113,600	116,174
United States Treasury Note/Bond	4.750%	5/15/14	61,500	68,697
United States Treasury Note/Bond	2.250%	5/31/14	89,650	92,746
United States Treasury Note/Bond	2.625%	6/30/14	181,575	190,002
United States Treasury Note/Bond	2.625%	7/31/14	72,250	75,558
United States Treasury Note/Bond	4.250%	8/15/14	247,225	272,721
United States Treasury Note/Bond	2.375%	8/31/14	63,525	65,818
United States Treasury Note/Bond	2.375%	9/30/14	35,300	36,563
United States Treasury Note/Bond	2.375%	10/31/14	219,000	226,665
United States Treasury Note/Bond	2.125%	11/30/14	299,543	306,891
United States Treasury Note/Bond	2.625%	12/31/14	4,900	5,109
United States Treasury Note/Bond	2.250%	1/31/15	47,875	49,139
United States Treasury Note/Bond	4.000%	2/15/15	3,595	3,938
United States Treasury Note/Bond	11.250%	2/15/15	15,075	20,888
United States Treasury Note/Bond	2.375%	2/28/15	148,300	152,842
United States Treasury Note/Bond	4.125%	5/15/15	4,800	5,286
United States Treasury Note/Bond	1.875%	6/30/15	5,000	5,020
United States Treasury Note/Bond	1.750%	7/31/15	19,175	19,115
United States Treasury Note/Bond	4.250%	8/15/15	3,215	3,560
United States Treasury Note/Bond	10.625%	8/15/15	1,775	2,471
United States Treasury Note/Bond	1.250%	10/31/15	1,685	1,631
United States Treasury Note/Bond	4.500%	11/15/15	175	196
United States Treasury Note/Bond	9.875%	11/15/15	79,875	109,566
United States Treasury Note/Bond	1.375%	11/30/15	425	413
United States Treasury Note/Bond	2.125%	12/31/15	22,600	22,720
United States Treasury Note/Bond	4.500%	2/15/16	137,500	153,978
United States Treasury Note/Bond	9.250%	2/15/16	2,000	2,708
United States Treasury Note/Bond	2.625%	2/29/16	217,600	223,347
United States Treasury Note/Bond	2.375%	3/31/16	183,625	185,950
United States Treasury Note/Bond	2.625%	4/30/16	132,000	135,156
United States Treasury Note/Bond	5.125%	5/15/16	67,375	77,618
United States Treasury Note/Bond	7.250%	5/15/16	3,075	3,877
United States Treasury Note/Bond	3.250%	5/31/16	68,375	72,136
United States Treasury Note/Bond	3.250%	6/30/16	57,575	60,706
United States Treasury Note/Bond	4.875%	8/15/16	625	712

10

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.000%	8/31/16	218,550	226,848
United States Treasury Note/Bond	3.000%	9/30/16	349,375	362,312
United States Treasury Note/Bond	3.125%	10/31/16	324,950	338,965
United States Treasury Note/Bond	4.625%	11/15/16	850	958
United States Treasury Note/Bond	7.500%	11/15/16	17,950	23,074
United States Treasury Note/Bond	2.750%	11/30/16	240,675	245,751
United States Treasury Note/Bond	3.250%	12/31/16	280,775	294,199
United States Treasury Note/Bond	3.125%	1/31/17	159,550	165,833
United States Treasury Note/Bond	4.625%	2/15/17	4,025	4,532
United States Treasury Note/Bond	3.250%	3/31/17	475	496
United States Treasury Note/Bond	3.125%	4/30/17	74,975	77,705
United States Treasury Note/Bond	4.500%	5/15/17	45,400	50,805
United States Treasury Note/Bond	8.750%	5/15/17	35,864	49,262
United States Treasury Note/Bond	2.750%	5/31/17	177,000	179,296
United States Treasury Note/Bond	2.500%	6/30/17	575	573
United States Treasury Note/Bond	4.750%	8/15/17	60,150	68,214
United States Treasury Note/Bond	8.875%	8/15/17	41,325	57,409
United States Treasury Note/Bond	1.875%	9/30/17	179,425	170,902
United States Treasury Note/Bond	3.875%	5/15/18	37,425	40,261
United States Treasury Note/Bond	9.125%	5/15/18	1,625	2,330
United States Treasury Note/Bond	4.000%	8/15/18	158,525	171,876
United States Treasury Note/Bond	3.750%	11/15/18	202,750	215,771
United States Treasury Note/Bond	2.750%	2/15/19	175	173
United States Treasury Note/Bond	8.875%	2/15/19	43,775	63,022
United States Treasury Note/Bond	3.125%	5/15/19	163,850	165,744
United States Treasury Note/Bond	3.625%	8/15/19	424,475	443,844
United States Treasury Note/Bond	8.125%	8/15/19	27,200	37,931
United States Treasury Note/Bond	3.375%	11/15/19	227,438	232,378
United States Treasury Note/Bond	3.625%	2/15/20	10,365	10,768
United States Treasury Note/Bond	3.500%	5/15/20	113,095	115,976
United States Treasury Note/Bond	2.625%	8/15/20	115,975	110,086
United States Treasury Note/Bond	8.750%	8/15/20	81,655	119,407
United States Treasury Note/Bond	2.625%	11/15/20	197,840	186,866
United States Treasury Note/Bond	7.875%	2/15/21	70,550	98,517
United States Treasury Note/Bond	8.125%	5/15/21	3,350	4,761
United States Treasury Note/Bond	8.125%	8/15/21	42,550	60,654
United States Treasury Note/Bond	8.000%	11/15/21	3,700	5,238
United States Treasury Note/Bond	7.250%	8/15/22	75	101
United States Treasury Note/Bond	7.625%	11/15/22	150	209
United States Treasury Note/Bond	7.125%	2/15/23	40,675	54,664
United States Treasury Note/Bond	6.250%	8/15/23	300,125	377,407
United States Treasury Note/Bond	6.875%	8/15/25	142,625	190,694
United States Treasury Note/Bond	6.000%	2/15/26	3,700	4,575
United States Treasury Note/Bond	6.750%	8/15/26	14,725	19,559
United States Treasury Note/Bond	6.500%	11/15/26	525	682
United States Treasury Note/Bond	6.625%	2/15/27	4,150	5,461
United States Treasury Note/Bond	6.375%	8/15/27	6,850	8,815
United States Treasury Note/Bond	6.125%	11/15/27	6,050	7,601
United States Treasury Note/Bond	5.500%	8/15/28	79,275	93,408
United States Treasury Note/Bond	5.250%	11/15/28	650	745
United States Treasury Note/Bond	5.250%	2/15/29	42,000	48,169
United States Treasury Note/Bond	6.125%	8/15/29	63,650	80,517
United States Treasury Note/Bond	6.250%	5/15/30	13,000	16,711
United States Treasury Note/Bond	5.375%	2/15/31	17,775	20,749
United States Treasury Note/Bond	4.500%	2/15/36	36,250	37,536

11

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	4.750%	2/15/37	285,025	306,402
United States Treasury Note/Bond	5.000%	5/15/37	22,500	25,109
United States Treasury Note/Bond	4.375%	2/15/38	64,100	64,811
United States Treasury Note/Bond	3.500%	2/15/39	24,400	21,041
United States Treasury Note/Bond	4.250%	5/15/39	76,450	75,375
United States Treasury Note/Bond	4.500%	8/15/39	151,866	156,114
United States Treasury Note/Bond	4.375%	11/15/39	85,630	86,139
United States Treasury Note/Bond	4.625%	2/15/40	81,380	85,297
United States Treasury Note/Bond	4.375%	5/15/40	167,215	168,078
United States Treasury Note/Bond	3.875%	8/15/40	41,395	38,161
				14,707,017
Agency Bonds and Notes (6.8%)
1 Ally Financial Inc.	1.750%	10/30/12	10,000	10,167
1 Ally Financial Inc.	2.200%	12/19/12	5,725	5,885
1 American Express Bank FSB	3.150%	12/9/11	5,625	5,769
1 Bank of America Corp.	2.100%	4/30/12	17,050	17,403
1 Bank of America Corp.	3.125%	6/15/12	8,950	9,275
1 Bank of America Corp.	2.375%	6/22/12	1,725	1,770
1 Bank of the West	2.150%	3/27/12	3,500	3,571
1 Citibank NA	1.625%	3/30/11	2,125	2,132
1 Citibank NA	1.875%	5/7/12	6,375	6,483
1 Citibank NA	1.750%	12/28/12	15,950	16,271
1 Citigroup Funding Inc.	2.000%	3/30/12	2,125	2,158
1 Citigroup Funding Inc.	2.125%	7/12/12	3,800	3,883
1 Citigroup Funding Inc.	1.875%	10/22/12	6,563	6,704
1 Citigroup Funding Inc.	2.250%	12/10/12	1,750	1,799
1 Citigroup Inc.	2.875%	12/9/11	6,300	6,445
1 Citigroup Inc.	2.125%	4/30/12	14,975	15,284
Egypt Government AID Bonds	4.450%	9/15/15	5,725	6,279
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	1,125	1,115
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	1,050	1,045
2 Federal Farm Credit Bank	2.000%	1/17/12	6,000	6,096
2 Federal Farm Credit Bank	2.250%	4/24/12	2,075	2,121
2 Federal Farm Credit Bank	2.125%	6/18/12	15,225	15,575
2 Federal Farm Credit Bank	4.500%	10/17/12	4,725	5,046
2 Federal Farm Credit Bank	1.875%	12/7/12	3,525	3,602
2 Federal Farm Credit Bank	1.750%	2/21/13	3,500	3,569
2 Federal Farm Credit Bank	1.375%	6/25/13	2,500	2,525
2 Federal Farm Credit Bank	3.875%	10/7/13	3,250	3,494
2 Federal Farm Credit Bank	2.625%	4/17/14	27,442	28,547
2 Federal Farm Credit Bank	3.000%	9/22/14	4,150	4,364
2 Federal Farm Credit Bank	1.500%	11/16/15	3,000	2,896
2 Federal Farm Credit Bank	4.875%	12/16/15	425	476
2 Federal Farm Credit Bank	5.125%	8/25/16	3,475	3,942
2 Federal Farm Credit Bank	4.875%	1/17/17	2,750	3,084
2 Federal Farm Credit Bank	5.150%	11/15/19	5,325	5,973
2 Federal Home Loan Bank of Chicago	5.625%	6/13/16	825	880
2 Federal Home Loan Banks	2.250%	4/13/12	38,000	38,865
2 Federal Home Loan Banks	1.125%	5/18/12	4,250	4,286
2 Federal Home Loan Banks	1.375%	6/8/12	2,850	2,882
2 Federal Home Loan Banks	1.875%	6/20/12	5,425	5,530
2 Federal Home Loan Banks	0.875%	8/22/12	83,025	83,381
2 Federal Home Loan Banks	1.750%	8/22/12	12,650	12,884
2 Federal Home Loan Banks	1.625%	9/26/12	5,300	5,390
2 Federal Home Loan Banks	1.750%	12/14/12	6,200	6,322

12

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Federal Home Loan Banks	1.500%	1/16/13	15,825	16,064
2 Federal Home Loan Banks	3.375%	2/27/13	3,175	3,351
2 Federal Home Loan Banks	1.625%	3/20/13	50,550	51,462
2 Federal Home Loan Banks	3.875%	6/14/13	1,425	1,527
2 Federal Home Loan Banks	5.375%	6/14/13	3,850	4,263
2 Federal Home Loan Banks	1.875%	6/21/13	111,235	113,789
2 Federal Home Loan Banks	5.125%	8/14/13	2,480	2,744
2 Federal Home Loan Banks	4.000%	9/6/13	9,175	9,898
2 Federal Home Loan Banks	5.250%	9/13/13	4,450	4,932
2 Federal Home Loan Banks	4.500%	9/16/13	6,575	7,178
2 Federal Home Loan Banks	3.625%	10/18/13	5,000	5,346
2 Federal Home Loan Banks	4.875%	11/27/13	6,475	7,163
2 Federal Home Loan Banks	3.125%	12/13/13	2,675	2,824
2 Federal Home Loan Banks	0.875%	12/27/13	15,000	14,876
2 Federal Home Loan Banks	2.500%	6/13/14	4,975	5,150
2 Federal Home Loan Banks	5.500%	8/13/14	9,675	11,038
2 Federal Home Loan Banks	4.500%	11/14/14	4,650	5,154
2 Federal Home Loan Banks	2.750%	12/12/14	22,925	23,810
2 Federal Home Loan Banks	5.375%	5/18/16	17,850	20,646
2 Federal Home Loan Banks	5.125%	10/19/16	9,725	11,042
2 Federal Home Loan Banks	4.750%	12/16/16	10,800	12,096
2 Federal Home Loan Banks	4.875%	5/17/17	10,500	11,815
2 Federal Home Loan Banks	5.000%	11/17/17	7,850	8,907
2 Federal Home Loan Banks	5.375%	8/15/18	5,250	6,029
2 Federal Home Loan Banks	5.375%	5/15/19	3,855	4,412
2 Federal Home Loan Banks	4.125%	3/13/20	1,925	2,005
2 Federal Home Loan Banks	5.250%	12/11/20	5,000	5,649
2 Federal Home Loan Banks	5.625%	6/11/21	425	492
2 Federal Home Loan Banks	5.375%	8/15/24	400	450
2 Federal Home Loan Banks	5.500%	7/15/36	4,100	4,516
2 Federal Home Loan Mortgage Corp.	5.750%	1/15/12	25,225	26,612
2 Federal Home Loan Mortgage Corp.	2.125%	3/23/12	9,775	9,974
2 Federal Home Loan Mortgage Corp.	1.750%	6/15/12	65,775	66,922
2 Federal Home Loan Mortgage Corp.	5.125%	7/15/12	5,875	6,282
2 Federal Home Loan Mortgage Corp.	5.500%	8/20/12	85,675	92,474
2 Federal Home Loan Mortgage Corp.	1.000%	8/28/12	10,175	10,220
2 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	8,500	8,715
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	10,400	11,137
2 Federal Home Loan Mortgage Corp.	0.375%	11/30/12	8,000	7,952
2 Federal Home Loan Mortgage Corp.	4.125%	12/21/12	5,275	5,627
2 Federal Home Loan Mortgage Corp.	0.625%	12/28/12	18,850	18,822
2 Federal Home Loan Mortgage Corp.	0.750%	12/28/12	50,000	50,048
2 Federal Home Loan Mortgage Corp.	1.375%	1/9/13	9,200	9,317
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	13,325	14,246
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	5,475	5,958
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	6,300	6,814
2 Federal Home Loan Mortgage Corp.	0.875%	10/28/13	4,500	4,470
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	21,125	23,351
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	4,050	4,202
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	19,275	21,147
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	25,650	26,593
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	16,275	18,241
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	23,075	24,283
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	2,100	1,954
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	5,400	6,075

13

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Home Loan Mortgage Corp.	2.875%	2/9/15	8,600	8,952
2	Federal Home Loan Mortgage Corp.	4.375%	7/17/15	30,000	33,005
2	Federal Home Loan Mortgage Corp.	1.750%	9/10/15	20,000	19,660
2	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	6,575	7,334
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	1,400	1,595
2	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	775	895
2	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	20,700	23,478
2	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	12,175	13,744
2	Federal Home Loan Mortgage Corp.	5.000%	4/18/17	5,000	5,636
2	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	11,550	13,381
2	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	7,125	8,092
2	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	7,025	7,848
2	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	12,850	13,313
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,625	4,614
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	13,000	16,619
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,700	8,174
2	Federal National Mortgage Assn.	2.000%	1/9/12	11,400	11,591
2	Federal National Mortgage Assn.	5.000%	2/16/12	5,550	5,836
2	Federal National Mortgage Assn.	6.125%	3/15/12	19,075	20,373
2	Federal National Mortgage Assn.	1.000%	4/4/12	69,325	69,800
2	Federal National Mortgage Assn.	1.875%	4/20/12	32,275	32,856
2	Federal National Mortgage Assn.	4.875%	5/18/12	10,225	10,833
2	Federal National Mortgage Assn.	1.250%	6/22/12	870	879
2	Federal National Mortgage Assn.	1.125%	7/30/12	19,450	19,610
2	Federal National Mortgage Assn.	5.250%	8/1/12	2,425	2,590
2	Federal National Mortgage Assn.	4.375%	9/15/12	129,850	138,033
2	Federal National Mortgage Assn.	0.625%	9/24/12	5,550	5,550
2	Federal National Mortgage Assn.	0.500%	10/30/12	50,000	49,845
2	Federal National Mortgage Assn.	0.375%	12/28/12	10,000	9,938
2	Federal National Mortgage Assn.	3.625%	2/12/13	9,750	10,331
2	Federal National Mortgage Assn.	4.750%	2/21/13	2,525	2,733
2	Federal National Mortgage Assn.	1.750%	2/22/13	15,000	15,310
2	Federal National Mortgage Assn.	4.375%	3/15/13	3,450	3,718
2	Federal National Mortgage Assn.	4.625%	5/1/13	8,650	9,319
2	Federal National Mortgage Assn.	1.750%	5/7/13	24,750	25,253
2,3	Federal National Mortgage Assn.	2.000%	5/24/13	5,715	5,729
2	Federal National Mortgage Assn.	3.875%	7/12/13	6,050	6,488
2	Federal National Mortgage Assn.	1.250%	8/20/13	113,000	113,649
2	Federal National Mortgage Assn.	4.625%	10/15/13	12,625	13,839
2	Federal National Mortgage Assn.	2.875%	12/11/13	17,375	18,240
2	Federal National Mortgage Assn.	0.750%	12/18/13	25,000	24,697
2	Federal National Mortgage Assn.	5.125%	1/2/14	1,175	1,289
2	Federal National Mortgage Assn.	2.750%	2/5/14	12,850	13,433
2	Federal National Mortgage Assn.	2.750%	3/13/14	17,425	18,214
2	Federal National Mortgage Assn.	4.125%	4/15/14	8,225	8,953
2	Federal National Mortgage Assn.	2.500%	5/15/14	28,825	29,875
2	Federal National Mortgage Assn.	3.000%	9/16/14	6,200	6,518
2	Federal National Mortgage Assn.	4.625%	10/15/14	16,100	17,863
2	Federal National Mortgage Assn.	2.625%	11/20/14	18,775	19,455
2	Federal National Mortgage Assn.	5.000%	4/15/15	5,450	6,136
2	Federal National Mortgage Assn.	2.375%	7/28/15	5,525	5,602
2	Federal National Mortgage Assn.	4.375%	10/15/15	22,325	24,547
2	Federal National Mortgage Assn.	1.625%	10/26/15	20,000	19,493
2	Federal National Mortgage Assn.	5.375%	7/15/16	4,325	4,961
2	Federal National Mortgage Assn.	5.250%	9/15/16	25,775	29,396

14

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 Federal National Mortgage Assn.	4.875%	12/15/16	4,000	4,482
2 Federal National Mortgage Assn.	5.000%	2/13/17	28,600	32,264
2 Federal National Mortgage Assn.	5.000%	5/11/17	11,275	12,723
2 Federal National Mortgage Assn.	5.375%	6/12/17	2,800	3,220
2 Federal National Mortgage Assn.	0.000%	10/9/19	625	395
2 Federal National Mortgage Assn.	6.250%	5/15/29	5,550	6,727
2 Federal National Mortgage Assn.	7.125%	1/15/30	7,925	10,523
2 Federal National Mortgage Assn.	7.250%	5/15/30	10,200	13,663
2 Federal National Mortgage Assn.	6.625%	11/15/30	1,900	2,399
2 Federal National Mortgage Assn.	5.625%	7/15/37	3,625	4,062
2 Financing Corp. Fico	9.800%	4/6/18	850	1,211
2 Financing Corp. Fico	10.350%	8/3/18	100	147
2 Financing Corp. Fico	9.650%	11/2/18	2,375	3,405
2 Financing Corp. Fico	9.700%	4/5/19	425	614
1 General Electric Capital Corp.	1.800%	3/11/11	300	301
1 General Electric Capital Corp.	3.000%	12/9/11	15,625	16,002
1 General Electric Capital Corp.	2.250%	3/12/12	15,125	15,446
1 General Electric Capital Corp.	2.200%	6/8/12	11,275	11,527
1 General Electric Capital Corp.	2.125%	12/21/12	5,975	6,131
1 General Electric Capital Corp.	2.625%	12/28/12	4,450	4,613
1 Goldman Sachs Group Inc.	1.700%	3/15/11	1,950	1,956
1 Goldman Sachs Group Inc.	2.150%	3/15/12	2,525	2,575
1 Goldman Sachs Group Inc.	3.250%	6/15/12	7,925	8,230
1 HSBC USA Inc.	3.125%	12/16/11	5,650	5,796
Israel Government AID Bond	5.500%	9/18/23	1,809	2,074
Israel Government AID Bond	5.500%	12/4/23	1,050	1,204
Israel Government AID Bond	5.500%	4/26/24	4,450	5,109
1 JPMorgan Chase & Co.	1.650%	2/23/11	7,025	7,038
1 JPMorgan Chase & Co.	3.125%	12/1/11	9,175	9,402
1 JPMorgan Chase & Co.	2.200%	6/15/12	6,200	6,342
1 JPMorgan Chase & Co.	2.125%	6/22/12	5,150	5,262
1 JPMorgan Chase & Co.	2.125%	12/26/12	9,000	9,256
1 Morgan Stanley	3.250%	12/1/11	10,050	10,312
1 Morgan Stanley	2.250%	3/13/12	7,600	7,755
1 Morgan Stanley	1.950%	6/20/12	8,900	9,075
1 PNC Funding Corp.	2.300%	6/22/12	5,850	5,993
Private Export Funding Corp.	3.050%	10/15/14	4,000	4,186
Private Export Funding Corp.	2.250%	12/15/17	1,775	1,681
Private Export Funding Corp.	4.375%	3/15/19	2,100	2,243
Private Export Funding Corp.	4.300%	12/15/21	1,000	1,030
1 Regions Bank	3.250%	12/9/11	27,150	27,870
Resolution Funding Corp.	8.125%	10/15/19	100	137
Resolution Funding Corp.	8.875%	7/15/20	100	140
1 Sovereign Bank	2.750%	1/17/12	2,600	2,661
1 State Street Corp.	2.150%	4/30/12	200	204
2 Tennessee Valley Authority	6.000%	3/15/13	6,000	6,673
2 Tennessee Valley Authority	5.500%	7/18/17	6,400	7,372
2 Tennessee Valley Authority	4.500%	4/1/18	2,050	2,229
2 Tennessee Valley Authority	6.750%	11/1/25	550	707
2 Tennessee Valley Authority	7.125%	5/1/30	8,975	11,765
2 Tennessee Valley Authority	4.650%	6/15/35	1,425	1,401
2 Tennessee Valley Authority	5.880%	4/1/36	3,850	4,445
2 Tennessee Valley Authority	5.500%	6/15/38	850	926
2 Tennessee Valley Authority	5.250%	9/15/39	3,150	3,326
2 Tennessee Valley Authority	4.875%	1/15/48	14,075	14,002

15

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Tennessee Valley Authority	5.375%	4/1/56	2,475	2,647
2	Tennessee Valley Authority	4.625%	9/15/60	1,550	1,448
4	US Central Federal Credit Union	1.900%	10/19/12	3,450	3,520
1	Wells Fargo & Co.	3.000%	12/9/11	9,625	9,858
1	Wells Fargo & Co.	2.125%	6/15/12	2,925	2,990
4	Western Corporate Federal Credit Union	1.750%	11/2/12	1,750	1,780
					2,616,822
Conventional Mortgage-Backed Securities (25.9%)
2,3	Fannie Mae Pool	3.500%	1/1/26–12/1/40	145,875	145,052
2,3	Fannie Mae Pool	4.000%	3/1/11–1/1/41	584,305	592,706
2,3	Fannie Mae Pool	4.500%	7/1/11–1/1/41	704,681	732,697
2,3	Fannie Mae Pool	5.000%	9/1/17–1/1/41	951,018	1,008,232
2,3	Fannie Mae Pool	5.500%	9/1/14–1/1/41	951,795	1,025,829
2,3	Fannie Mae Pool	6.000%	2/1/14–1/1/41	681,052	745,417
2,3	Fannie Mae Pool	6.500%	4/1/16–1/1/41	218,226	244,372
2,3	Fannie Mae Pool	7.000%	9/1/14–12/1/38	60,833	68,958
2,3	Fannie Mae Pool	7.500%	7/1/30–12/1/32	667	757
2,3	Fannie Mae Pool	8.000%	12/1/29	73	83
2,3	Freddie Mac Gold Pool	3.500%	1/1/26	35,000	35,208
2,3	Freddie Mac Gold Pool	4.000%	7/1/11–1/1/41	388,582	394,270
2,3	Freddie Mac Gold Pool	4.500%	1/1/11–1/1/41	543,025	562,487
2,3	Freddie Mac Gold Pool	5.000%	4/1/11–1/1/41	653,478	689,010
2,3	Freddie Mac Gold Pool	5.500%	12/1/13–1/1/41	707,617	757,801
2,3	Freddie Mac Gold Pool	6.000%	4/1/13–1/1/41	435,806	474,325
2,3	Freddie Mac Gold Pool	6.500%	6/1/13–4/1/39	123,475	137,807
2,3	Freddie Mac Gold Pool	7.000%	6/1/15–12/1/37	24,060	27,086
2,3	Freddie Mac Gold Pool	7.500%	7/1/11–2/1/32	343	388
2,3	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	383	434
2,3	Freddie Mac Gold Pool	8.500%	6/1/25	73	82
3	Ginnie Mae I Pool	4.000%	8/15/18–1/1/41	131,084	132,066
3	Ginnie Mae I Pool	4.500%	6/15/18–1/1/41	392,965	408,362
3	Ginnie Mae I Pool	5.000%	12/15/17–1/1/41	316,594	337,428
3	Ginnie Mae I Pool	5.500%	4/15/17–1/1/41	189,425	206,087
3	Ginnie Mae I Pool	6.000%	4/15/17–12/1/40	148,456	164,096
3	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	64,302	72,836
3	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	2,469	2,809
3	Ginnie Mae I Pool	7.500%	12/15/23	75	85
3	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	152	173
3	Ginnie Mae I Pool	9.000%	11/15/17–12/15/17	190	214
3	Ginnie Mae II Pool	4.000%	12/20/40	46,475	46,937
3	Ginnie Mae II Pool	4.500%	8/20/33–1/1/41	292,914	304,562
3	Ginnie Mae II Pool	5.000%	12/20/32–1/1/41	351,209	374,231
3	Ginnie Mae II Pool	5.500%	6/20/34–10/20/40	157,392	170,698
3	Ginnie Mae II Pool	6.000%	3/20/31–7/20/39	72,972	80,622
3	Ginnie Mae II Pool	6.500%	3/20/31–7/20/39	21,627	24,469
3	Ginnie Mae II Pool	7.000%	8/20/34–4/20/38	816	928
					9,969,604
Nonconventional Mortgage-Backed Securities (0.9%)
2,3	Fannie Mae Pool	2.289%	8/1/35	1,855	1,930
2,3	Fannie Mae Pool	2.330%	11/1/35	3,440	3,649
2,3	Fannie Mae Pool	2.439%	10/1/34	1,710	1,755
2,3	Fannie Mae Pool	2.456%	11/1/34	1,380	1,410
2,3	Fannie Mae Pool	2.581%	10/1/40	6,921	7,050
2,3	Fannie Mae Pool	2.642%	9/1/34	706	741

16

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,3	Fannie Mae Pool	2.684%	1/1/35	1,793	1,875
2,3	Fannie Mae Pool	2.685%	11/1/33	1,149	1,214
2,3	Fannie Mae Pool	2.719%	5/1/35	1,342	1,403
2,3	Fannie Mae Pool	2.909%	12/1/35	2,206	2,286
2,3	Fannie Mae Pool	2.988%	4/1/36	4,887	5,076
2,3	Fannie Mae Pool	2.993%	12/1/35	4,690	4,935
2,3	Fannie Mae Pool	3.064%	9/1/35	1,365	1,414
2,3	Fannie Mae Pool	3.101%	12/1/40	7,061	7,292
2,3	Fannie Mae Pool	3.199%	8/1/40	6,070	6,284
2,3	Fannie Mae Pool	3.201%	12/1/40	7,450	7,712
2,3	Fannie Mae Pool	3.224%	9/1/40	6,655	6,897
2,3	Fannie Mae Pool	3.256%	10/1/40	11,373	11,800
2,3	Fannie Mae Pool	3.298%	1/1/40	4,250	4,407
2,3	Fannie Mae Pool	3.330%	10/1/35	4,740	4,949
2,3	Fannie Mae Pool	3.403%	5/1/40	4,005	4,167
2,3	Fannie Mae Pool	3.527%	3/1/40	17,307	18,049
2,3	Fannie Mae Pool	3.629%	8/1/35	3,709	3,802
2,3	Fannie Mae Pool	3.959%	10/1/36	1,642	1,717
2,3	Fannie Mae Pool	4.016%	7/1/35	2,141	2,227
2,3	Fannie Mae Pool	4.147%	5/1/34	824	850
2,3	Fannie Mae Pool	4.319%	12/1/35	2,809	2,965
2,3	Fannie Mae Pool	4.511%	2/1/36	1,484	1,523
2,3	Fannie Mae Pool	4.542%	11/1/34	4,055	4,270
2,3	Fannie Mae Pool	4.624%	8/1/35	2,295	2,406
2,3	Fannie Mae Pool	4.648%	9/1/34	880	937
2,3	Fannie Mae Pool	4.803%	6/1/34	1,677	1,769
2,3	Fannie Mae Pool	4.921%	7/1/38	1,010	1,070
2,3	Fannie Mae Pool	4.941%	11/1/34	570	597
2,3	Fannie Mae Pool	4.956%	8/1/37	5,269	5,548
2,3	Fannie Mae Pool	4.999%	11/1/33	654	692
2,3	Fannie Mae Pool	5.032%	12/1/33	965	1,021
2,3	Fannie Mae Pool	5.099%	3/1/37	2,554	2,694
2,3	Fannie Mae Pool	5.114%	3/1/38	2,546	2,707
2,3	Fannie Mae Pool	5.172%	8/1/38	235	250
2,3	Fannie Mae Pool	5.266%	7/1/38	279	297
2,3	Fannie Mae Pool	5.344%	12/1/35	1,739	1,841
2,3	Fannie Mae Pool	5.366%	2/1/36	1,628	1,669
2,3	Fannie Mae Pool	5.466%	1/1/37	1,706	1,794
2,3	Fannie Mae Pool	5.550%	4/1/37	274	292
2,3	Fannie Mae Pool	5.566%	1/1/36	1,185	1,243
2,3	Fannie Mae Pool	5.569%	2/1/37	2,590	2,756
2,3	Fannie Mae Pool	5.584%	5/1/36	881	941
2,3	Fannie Mae Pool	5.623%	6/1/37	1,183	1,238
2,3	Fannie Mae Pool	5.626%	7/1/36	1,712	1,810
2,3	Fannie Mae Pool	5.643%	2/1/37	1,644	1,748
2,3	Fannie Mae Pool	5.644%	3/1/37	1,678	1,776
2,3	Fannie Mae Pool	5.650%	3/1/37	4,327	4,569
2,3	Fannie Mae Pool	5.652%	3/1/37	1,502	1,587
2,3	Fannie Mae Pool	5.669%	9/1/36	1,078	1,126
2,3	Fannie Mae Pool	5.720%	12/1/37	3,354	3,605
2,3	Fannie Mae Pool	5.723%	4/1/37	3,407	3,599
2,3	Fannie Mae Pool	5.735%	4/1/37	3,476	3,708
2,3	Fannie Mae Pool	5.757%	4/1/36	2,427	2,506
2,3	Fannie Mae Pool	5.789%	11/1/36	1,553	1,658
2,3	Fannie Mae Pool	5.828%	9/1/36	1,985	2,108

17

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,3	Fannie Mae Pool	5.882%	8/1/37	2,176	2,270
2,3	Fannie Mae Pool	5.921%	6/1/36	289	309
2,3	Fannie Mae Pool	5.924%	4/1/36	1,382	1,477
2,3	Fannie Mae Pool	5.974%	10/1/37	2,028	2,165
2,3	Fannie Mae Pool	6.308%	9/1/37	2,199	2,344
2,3	Freddie Mac Non Gold Pool	2.490%	12/1/34	2,946	3,068
2,3	Freddie Mac Non Gold Pool	2.592%	12/1/34	1,672	1,759
2,3	Freddie Mac Non Gold Pool	2.643%	9/1/34	1,669	1,751
2,3	Freddie Mac Non Gold Pool	2.649%	4/1/35	101	108
2,3	Freddie Mac Non Gold Pool	2.658%	12/1/40	12,249	12,494
2,3	Freddie Mac Non Gold Pool	2.789%	11/1/40	6,956	7,122
2,3	Freddie Mac Non Gold Pool	2.938%	1/1/35	165	173
2,3	Freddie Mac Non Gold Pool	3.140%	6/1/37	1,880	1,973
2,3	Freddie Mac Non Gold Pool	3.153%	11/1/40	7,100	7,343
2,3	Freddie Mac Non Gold Pool	3.309%	6/1/40	6,762	7,019
2,3	Freddie Mac Non Gold Pool	3.339%	4/1/40	8,596	8,929
2,3	Freddie Mac Non Gold Pool	3.376%	5/1/40	4,672	4,859
2,3	Freddie Mac Non Gold Pool	3.430%	5/1/40	4,020	4,183
2,3	Freddie Mac Non Gold Pool	3.482%	3/1/36	2,753	2,881
2,3	Freddie Mac Non Gold Pool	3.555%	6/1/40	5,220	5,453
2,3	Freddie Mac Non Gold Pool	3.599%	6/1/40	13,998	14,491
2,3	Freddie Mac Non Gold Pool	3.623%	1/1/40	4,889	5,103
2,3	Freddie Mac Non Gold Pool	4.111%	1/1/37	1,530	1,603
2,3	Freddie Mac Non Gold Pool	4.594%	7/1/35	1,379	1,446
2,3	Freddie Mac Non Gold Pool	4.602%	11/1/34	2,267	2,419
2,3	Freddie Mac Non Gold Pool	5.028%	5/1/35	2,195	2,314
2,3	Freddie Mac Non Gold Pool	5.070%	7/1/38	2,334	2,479
2,3	Freddie Mac Non Gold Pool	5.272%	3/1/38	3,029	3,225
2,3	Freddie Mac Non Gold Pool	5.311%	3/1/36	3,144	3,255
2,3	Freddie Mac Non Gold Pool	5.339%	12/1/35	1,940	2,054
2,3	Freddie Mac Non Gold Pool	5.413%	4/1/37	3,424	3,609
2,3	Freddie Mac Non Gold Pool	5.427%	3/1/37	1,831	1,952
2,3	Freddie Mac Non Gold Pool	5.500%	2/1/36	1,866	1,976
2,3	Freddie Mac Non Gold Pool	5.526%	5/1/36	3,113	3,254
2,3	Freddie Mac Non Gold Pool	5.544%	4/1/37	2,434	2,586
2,3	Freddie Mac Non Gold Pool	5.613%	4/1/37	3,166	3,319
2,3	Freddie Mac Non Gold Pool	5.619%	7/1/36	1,466	1,548
2,3	Freddie Mac Non Gold Pool	5.630%	12/1/36	2,497	2,618
2,3	Freddie Mac Non Gold Pool	5.674%	3/1/37	168	177
2,3	Freddie Mac Non Gold Pool	5.700%	3/1/37	411	441
2,3	Freddie Mac Non Gold Pool	5.702%	6/1/37	3,013	3,202
2,3	Freddie Mac Non Gold Pool	5.714%	9/1/36	5,396	5,747
2,3	Freddie Mac Non Gold Pool	5.717%	11/1/36	1,081	1,150
2,3	Freddie Mac Non Gold Pool	5.751%	3/1/37	1,352	1,444
2,3	Freddie Mac Non Gold Pool	5.780%	5/1/36	2,426	2,608
2,3	Freddie Mac Non Gold Pool	5.822%	6/1/37	2,641	2,826
2,3	Freddie Mac Non Gold Pool	5.837%	10/1/37	3,044	3,243
2,3	Freddie Mac Non Gold Pool	5.841%	12/1/36	1,451	1,551
2,3	Freddie Mac Non Gold Pool	5.851%	5/1/37	7,891	8,421
2,3	Freddie Mac Non Gold Pool	5.855%	8/1/37	2,445	2,602
2,3	Freddie Mac Non Gold Pool	5.936%	1/1/37	890	951
2,3	Freddie Mac Non Gold Pool	5.983%	10/1/37	683	731
2,3	Freddie Mac Non Gold Pool	6.024%	8/1/37	1,026	1,096
2,3	Freddie Mac Non Gold Pool	6.035%	3/1/37	92	97
2,3	Freddie Mac Non Gold Pool	6.084%	3/1/37	70	74

18

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,3	Freddie Mac Non Gold Pool	6.097%	12/1/36	1,941	2,077
2,3	Freddie Mac Non Gold Pool	6.186%	6/1/37	1,329	1,404
2,3	Freddie Mac Non Gold Pool	6.410%	2/1/37	1,253	1,351
3	Ginnie Mae II Pool	3.375%	6/20/29	65	68
					363,403
Total U.S. Government and Agency Obligations (Cost $27,330,948)					27,656,846
Asset-Backed/Commercial Mortgage-Backed Securities (3.4%)
5	BA Covered Bond Issuer	5.500%	6/14/12	4,950	5,216
3	Banc of America Commercial Mortgage Inc.	5.787%	5/11/35	3,431	3,470
3	Banc of America Commercial Mortgage Inc.	6.503%	4/15/36	1,564	1,571
3	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	479	483
3	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	1,800	1,865
3,6	Banc of America Commercial Mortgage Inc.	5.413%	6/10/39	5,607	5,927
3	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	18,100	19,153
3,6	Banc of America Commercial Mortgage Inc.	5.060%	11/10/42	2,295	2,408
3	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	1,655	1,609
3	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	4,000	4,117
3,6	Banc of America Commercial Mortgage Inc.	5.775%	5/10/45	1,380	1,316
3	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	9,200	9,979
3,6	Banc of America Commercial Mortgage Inc.	5.421%	9/10/45	40	40
3	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	6,425	6,877
3,6	Banc of America Commercial Mortgage Inc.	5.120%	10/10/45	1,125	1,149
3,6	Banc of America Commercial Mortgage Inc.	5.176%	10/10/45	120	124
3	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	8,425	9,017
3,6	Banc of America Commercial Mortgage Inc.	5.695%	7/10/46	1,150	1,049
3,6	Banc of America Commercial Mortgage Inc.	5.195%	9/10/47	2,300	2,369
3,6	Banc of America Commercial Mortgage Inc.	5.195%	9/10/47	1,500	1,467
3	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	4,990	5,256
3	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	890	887
3,6	Banc of America Commercial Mortgage Inc.	5.523%	1/15/49	1,025	862
3,6	Banc of America Commercial Mortgage Inc.	6.152%	2/10/51	9,375	10,176
5	Bank of Scotland plc	5.250%	2/21/17	4,300	4,473
3	Bear Stearns Commercial Mortgage Securities	5.610%	11/15/33	3,431	3,502
3,6	Bear Stearns Commercial Mortgage Securities	5.512%	4/12/38	179	180
3	Bear Stearns Commercial Mortgage Securities	5.512%	4/12/38	10,610	11,534
3,6	Bear Stearns Commercial Mortgage Securities	5.512%	4/12/38	1,500	1,606
3	Bear Stearns Commercial Mortgage Securities	4.830%	8/15/38	12,312	12,764
3,6	Bear Stearns Commercial Mortgage Securities	5.761%	9/11/38	1,075	1,025
3,6	Bear Stearns Commercial Mortgage Securities	5.761%	9/11/38	2,225	2,313
3	Bear Stearns Commercial Mortgage Securities	5.455%	3/11/39	15,825	17,204
3	Bear Stearns Commercial Mortgage Securities	4.680%	8/13/39	7,000	7,376
3	Bear Stearns Commercial Mortgage Securities	4.740%	3/13/40	4,970	5,219
3	Bear Stearns Commercial Mortgage Securities	5.664%	6/11/40	11,275	11,859
3,6	Bear Stearns Commercial Mortgage Securities	5.717%	6/11/40	1,075	786
3	Bear Stearns Commercial Mortgage Securities	5.405%	12/11/40	645	693
3	Bear Stearns Commercial Mortgage Securities	4.750%	6/11/41	1,970	1,888
3	Bear Stearns Commercial Mortgage Securities	5.582%	9/11/41	1,125	1,153
3,6	Bear Stearns Commercial Mortgage Securities	5.568%	10/12/41	1,600	1,617
3	Bear Stearns Commercial Mortgage Securities	4.521%	11/11/41	2,240	2,262
3	Bear Stearns Commercial Mortgage Securities	4.868%	11/11/41	990	984
3	Bear Stearns Commercial Mortgage Securities	4.933%	2/13/42	1,835	1,955
3	Bear Stearns Commercial Mortgage Securities	5.742%	9/11/42	9,480	10,312
3	Bear Stearns Commercial Mortgage Securities	5.793%	9/11/42	1,825	1,967
3	Bear Stearns Commercial Mortgage Securities	5.127%	10/12/42	2,878	2,872

19

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Bear Stearns Commercial Mortgage Securities	5.143%	10/12/42	3,125	3,391
3,6	Bear Stearns Commercial Mortgage Securities	5.513%	1/12/45	2,475	2,469
3,6	Bear Stearns Commercial Mortgage Securities	5.566%	1/12/45	1,775	1,664
3	Bear Stearns Commercial Mortgage Securities	5.694%	6/11/50	18,335	19,666
3,6	Bear Stearns Commercial Mortgage Securities	5.915%	6/11/50	2,975	2,997
3	Bear Stearns Commercial Mortgage Securities	5.613%	6/13/50	3,450	3,607
3	Bear Stearns Commercial Mortgage Securities	5.700%	6/13/50	4,950	5,101
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	3,054	3,106
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	2,150	2,178
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	12,975	14,311
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	1,640	1,877
3	CDC Commercial Mortgage Trust	5.676%	11/15/30	4,605	4,674
3	Chase Issuance Trust	4.650%	3/15/15	11,375	12,245
3	Chase Issuance Trust	5.400%	7/15/15	3,325	3,662
5	Cie de Financement Foncier	2.125%	4/22/13	2,900	2,912
3	CIT Group Home Equity Loan Trust	6.200%	2/25/30	233	224
3	Citibank Credit Card Issuance Trust	5.450%	5/10/13	1,225	1,246
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	7,575	8,346
3	Citibank Credit Card Issuance Trust	4.850%	3/10/17	1,155	1,279
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	1,225	1,316
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	1,200	1,371
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	1,125	1,152
3	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	375	387
3,6	Citigroup Commercial Mortgage Trust	5.728%	3/15/49	5,612	5,981
3	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	1,435	1,474
3	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	825	756
3,6	Citigroup Commercial Mortgage Trust	5.698%	12/10/49	1,875	1,878
3,6	Citigroup Commercial Mortgage Trust	5.698%	12/10/49	6,125	6,476
3,6	Citigroup Commercial Mortgage Trust	6.179%	12/10/49	2,935	2,990
3,6	Citigroup Commercial Mortgage Trust	6.179%	12/10/49	6,600	7,067
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.221%	7/15/44	11,050	11,987
3,6	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.222%	7/15/44	2,475	2,522
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	6,780	7,090
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	3,150	3,026
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.688%	10/15/48	1,350	1,183
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	7,925	8,187
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	11,295	11,508
3,5	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	2,652	2,940
3	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	2,700	2,798
3	Commercial Mortgage Pass Through Certificates	4.715%	3/10/39	8,395	8,852
3	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	8,075	8,589
3	Commercial Mortgage Pass Through Certificates	5.764%	6/10/46	6,750	7,341
3,6	Commercial Mortgage Pass Through Certificates	5.789%	6/10/46	1,715	1,802
3	Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	2,881	2,946
3,6	Commercial Mortgage Pass Through Certificates	5.815%	12/10/49	8,825	9,557
3	Countrywide Home Loan Mortgage
	Pass Through Trust	2.917%	5/25/33	964	774

20

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,6	Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	7,075	7,336
3	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	325	285
3,6	Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	8,800	9,333
3,6	Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	1,325	1,294
3	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	5,765	5,975
3,6	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	520	522
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	12,225	12,987
3,6	Credit Suisse First Boston Mortgage
	Securities Corp.	5.190%	8/15/38	1,300	1,278
3,6	Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	1,525	1,469
3	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	8,625	9,315
3	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	350	359
3	Credit Suisse Mortgage Capital Certificates	5.538%	2/15/39	13,780	14,884
3,6	Credit Suisse Mortgage Capital Certificates	5.539%	2/15/39	2,800	2,821
3,6	Credit Suisse Mortgage Capital Certificates	5.539%	2/15/39	1,400	1,336
3,6	Credit Suisse Mortgage Capital Certificates	5.721%	6/15/39	11,150	11,364
3	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	550	522
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	12,575	13,065
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	2,250	2,285
3,6	CW Capital Cobalt Ltd.	5.818%	5/15/46	8,825	9,180
3,6	CW Capital Cobalt Ltd.	5.484%	4/15/47	1,475	1,527
3	Daimler Chrysler Auto Trust	3.700%	6/8/12	554	556
3	Discover Card Master Trust	5.100%	10/15/13	225	228
3	Discover Card Master Trust	5.650%	12/15/15	7,975	8,790
3	Discover Card Master Trust	5.650%	3/16/20	3,687	4,175
3,6	First Union Commercial Mortgage Trust	6.639%	10/15/35	1,761	1,844
3	First Union National Bank Commercial Mortgage	6.223%	12/12/33	4,072	4,171
3	Ford Credit Auto Owner Trust	4.370%	10/15/12	5,525	5,687
3	Ford Credit Auto Owner Trust	2.420%	11/15/14	1,875	1,925
3	Ford Credit Auto Owner Trust	2.150%	6/15/15	6,800	6,949
3	GE Capital Commercial Mortgage Corp.	6.531%	5/15/33	1,916	1,916
3	GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	538	546
3	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	2,958	3,076
3	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	3,925	4,179
3	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	4,325	4,577
3,6	GE Capital Commercial Mortgage Corp.	5.335%	3/10/44	2,825	2,942
3,6	GE Capital Commercial Mortgage Corp.	5.335%	3/10/44	11,475	12,491
3,6	GE Capital Commercial Mortgage Corp.	5.315%	11/10/45	2,725	2,734
3	GMAC Commercial Mortgage Securities Inc.	6.465%	4/15/34	785	786
3	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	2,946	2,973
3	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	1,200	1,249
3	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	825	878
3	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	301	309
3	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	1,825	1,898
3	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	575	577
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	2,375	2,492
3	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	457	471

21

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	4,375	4,625
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	4,875	5,225
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	1,567	1,577
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	8,540	9,048
3,6	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	1,900	1,917
3	Greenwich Capital Commercial Funding Corp.	5.882%	7/10/38	520	564
3,6	Greenwich Capital Commercial Funding Corp.	5.883%	7/10/38	1,775	1,815
3	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	575	574
3	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	13,787	14,532
3,6	Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	800	793
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	4,881	4,929
3,6	GS Mortgage Securities Corp. II	5.553%	4/10/38	3,525	3,794
3,6	GS Mortgage Securities Corp. II	5.622%	4/10/38	1,725	1,729
3	GS Mortgage Securities Corp. II	5.396%	8/10/38	10,375	11,077
3	GS Mortgage Securities Corp. II	4.608%	1/10/40	4,325	4,563
3	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	1,923	1,957
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	2,675	2,739
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.050%	12/12/34	3,405	3,587
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.654%	1/12/37	1,225	1,268
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.985%	1/12/37	3,275	3,441
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.255%	7/12/37	425	455
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.376%	7/12/37	3,200	3,336
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.347%	8/12/37	800	773
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	4,750	4,776
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.879%	1/12/38	13,150	13,923
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	4,275	4,432
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.358%	6/12/41	10,300	10,895
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	1,075	1,079
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.918%	10/15/42	600	629
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.322%	1/12/43	40	39
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	1,540	1,654
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.442%	12/12/44	1,100	1,090
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.491%	12/12/44	550	461
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.245%	12/15/44	1,480	1,531
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.324%	12/15/44	550	542
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.872%	4/15/45	1,355	1,236

22

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.872%	4/15/45	9,765	10,720
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.872%	4/15/45	635	659
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.593%	5/12/45	2,500	2,455
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.623%	5/12/45	800	693
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	1,720	1,740
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	2,425	2,512
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	6/12/47	5,395	5,682
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.802%	6/15/49	3,850	3,979
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.817%	6/15/49	5,075	5,351
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	13,038	14,014
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	3,075	3,143
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	8,150	8,514
3	LB-UBS Commercial Mortgage Trust	5.386%	6/15/26	351	356
3	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	6,675	6,985
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	2,850	2,991
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	202	202
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	5,965	6,422
3	LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	1,800	1,851
3	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	925	941
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	10,012	10,495
3	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	2,375	2,509
3	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	10,700	11,191
3,6	LB-UBS Commercial Mortgage Trust	4.685%	7/15/32	515	546
3,6	LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	2,850	3,055
3	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	5,900	6,229
3,6	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	12,225	13,030
3	LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	1,250	1,335
3	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	425	424
3	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	1,200	1,260
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	7,500	7,759
3	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	1,700	1,673
3,6	LB-UBS Commercial Mortgage Trust	5.493%	2/15/40	1,200	1,144
3,6	LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	700	677
3,6	LB-UBS Commercial Mortgage Trust	5.276%	2/15/41	1,325	1,196
3,6	LB-UBS Commercial Mortgage Trust	6.154%	4/15/41	8,650	9,342
3,6	LB-UBS Commercial Mortgage Trust	6.154%	4/15/41	1,970	1,914
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	15,050	15,757
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	5,825	6,144
3	Merrill Lynch Mortgage Trust	5.107%	7/12/38	50	52
3,6	Merrill Lynch Mortgage Trust	5.656%	5/12/39	625	641
3	Merrill Lynch Mortgage Trust	5.656%	5/12/39	6,860	7,395
3	Merrill Lynch Mortgage Trust	5.782%	8/12/43	1,965	2,021
3,6	Merrill Lynch Mortgage Trust	5.802%	8/12/43	1,350	1,212

23

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,6	Merrill Lynch Mortgage Trust	5.291%	1/12/44	6,675	7,158
3,6	Merrill Lynch Mortgage Trust	5.826%	6/12/50	1,175	1,139
3,6	Merrill Lynch Mortgage Trust	5.826%	6/12/50	15,350	16,219
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	1,275	1,315
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	5,920	6,190
3,6	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.514%	2/12/39	275	257
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.907%	6/12/46	15,675	17,143
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	300	300
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	7,455	7,413
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	3,774	3,893
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	10,075	10,469
3	Morgan Stanley Capital I	4.970%	4/14/40	3,513	3,713
3,6	Morgan Stanley Capital I	5.110%	6/15/40	9,025	9,574
3	Morgan Stanley Capital I	5.030%	6/13/41	2,730	2,785
3	Morgan Stanley Capital I	5.270%	6/13/41	2,185	2,298
3,6	Morgan Stanley Capital I	5.808%	8/12/41	775	800
3	Morgan Stanley Capital I	5.328%	11/12/41	3,675	3,845
3	Morgan Stanley Capital I	5.360%	11/12/41	2,626	2,607
3	Morgan Stanley Capital I	4.780%	12/13/41	1,540	1,629
3,6	Morgan Stanley Capital I	4.840%	12/13/41	515	500
3	Morgan Stanley Capital I	4.970%	12/15/41	7,440	7,890
3	Morgan Stanley Capital I	5.168%	1/14/42	1,500	1,601
3,6	Morgan Stanley Capital I	5.648%	6/11/42	550	558
3,6	Morgan Stanley Capital I	5.648%	6/11/42	6,575	7,117
3	Morgan Stanley Capital I	4.989%	8/13/42	8,300	8,808
3,6	Morgan Stanley Capital I	5.073%	8/13/42	1,500	1,439
3	Morgan Stanley Capital I	5.230%	9/15/42	9,800	10,511
3	Morgan Stanley Capital I	5.729%	10/15/42	2,790	3,063
3,6	Morgan Stanley Capital I	5.734%	10/15/42	225	234
3,6	Morgan Stanley Capital I	5.734%	10/15/42	1,750	1,691
3,6	Morgan Stanley Capital I	5.191%	11/14/42	5,750	6,195
3	Morgan Stanley Capital I	6.280%	1/11/43	7,850	8,616
3	Morgan Stanley Capital I	5.332%	12/15/43	5,275	5,607
3,6	Morgan Stanley Capital I	5.388%	3/12/44	11,375	12,219
3,6	Morgan Stanley Capital I	5.773%	7/12/44	1,575	1,622
3,6	Morgan Stanley Capital I	5.793%	7/12/44	1,475	1,399
3	Morgan Stanley Capital I	4.660%	9/13/45	2,150	2,267
3,6	Morgan Stanley Capital I	5.654%	4/15/49	1,300	1,379
3,6	Morgan Stanley Capital I	5.691%	4/15/49	1,641	1,530
3,6	Morgan Stanley Capital I	5.692%	4/15/49	7,600	7,876
3,6	Morgan Stanley Capital I	5.544%	11/12/49	1,550	1,584
3	Morgan Stanley Capital I	5.809%	12/12/49	3,425	3,611
3,6	Morgan Stanley Capital I	6.110%	12/12/49	1,975	2,014
3	Morgan Stanley Capital I	5.090%	10/12/52	1,096	1,095
3,6	Morgan Stanley Capital I	5.204%	10/12/52	1,725	1,807
3	Morgan Stanley Capital I	4.770%	7/15/56	1,345	1,301
3	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	206	206
3	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	1,107	1,124
3	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	9,650	10,150

24

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	3,955	4,058
3	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	12,673	13,293
3	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	3,481	3,638
5	Nationwide Building Society	5.500%	7/18/12	7,275	7,677
3	Nissan Auto Receivables Owner Trust	4.460%	4/16/12	58	59
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	2,275	2,378
5	Northern Rock Asset Management plc	5.625%	6/22/17	14,075	14,378
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	1,395	1,436
3	PSE&G Transition Funding LLC	6.890%	12/15/17	6,975	8,308
3	Public Service New Hampshire Funding LLC	6.480%	5/1/15	234	250
3	Residential Asset Securities Corp.	6.489%	10/25/30	65	57
5	Royal Bank of Canada	3.125%	4/14/15	3,525	3,649
3,6	TIAA Seasoned Commercial Mortgage Trust	6.049%	8/15/39	1,385	1,399
3	USAA Auto Owner Trust	4.710%	2/18/14	4,550	4,682
3	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	144	146
3	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	200	210
3	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	550	577
3,6	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	1,100	1,163
3,6	Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	4,225	4,431
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	1,065	1,065
3	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	8,075	8,673
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	1,126	1,129
3,6	Wachovia Bank Commercial Mortgage Trust	5.305%	7/15/41	11,150	11,970
3	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	6,825	7,052
3,6	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	5,820	6,213
3,6	Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	625	619
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	2,955	3,191
3,6	Wachovia Bank Commercial Mortgage Trust	5.737%	5/15/43	8,695	9,411
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	4,900	5,180
3	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	665	667
3	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	1,350	1,268
3,6	Wachovia Bank Commercial Mortgage Trust	5.204%	10/15/44	535	504
3,6	Wachovia Bank Commercial Mortgage Trust	5.204%	10/15/44	10,050	10,888
3,6	Wachovia Bank Commercial Mortgage Trust	5.270%	12/15/44	12,200	13,103
3,6	Wachovia Bank Commercial Mortgage Trust	5.320%	12/15/44	375	379
3,6	Wachovia Bank Commercial Mortgage Trust	5.956%	6/15/45	475	501
3,6	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	7,000	7,510
3	Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	280	291
3	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	5,275	5,489
3	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	2,400	2,420
3,6	Wachovia Bank Commercial Mortgage Trust	5.368%	11/15/48	1,320	1,170
3	World Omni Auto Receivables Trust	3.940%	10/15/12	1,488	1,497
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,088,610)					1,302,948
Corporate Bonds (19.0%)
Finance (6.8%)
	Banking(4.5%)
3	Abbey National Capital Trust I	8.963%	12/29/49	2,400	2,553
	American Express Bank FSB	5.550%	10/17/12	1,300	1,389
	American Express Bank FSB	5.500%	4/16/13	3,275	3,526
	American Express Bank FSB	6.000%	9/13/17	625	697
	American Express Centurion Bank	5.550%	10/17/12	1,025	1,096
	American Express Centurion Bank	5.950%	6/12/17	650	726
	American Express Centurion Bank	6.000%	9/13/17	10,325	11,585
	American Express Co.	4.875%	7/15/13	1,575	1,682

25

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American Express Co.	7.250%	5/20/14	1,250	1,422
American Express Co.	5.500%	9/12/16	1,025	1,123
American Express Co.	6.150%	8/28/17	2,025	2,291
American Express Co.	7.000%	3/19/18	6,800	7,909
American Express Co.	8.125%	5/20/19	1,625	2,008
American Express Co.	8.150%	3/19/38	1,425	1,930
3 American Express Co.	6.800%	9/1/66	2,825	2,820
American Express Credit Corp.	5.875%	5/2/13	3,175	3,456
American Express Credit Corp.	7.300%	8/20/13	13,300	14,999
American Express Credit Corp.	5.125%	8/25/14	2,900	3,116
American Express Credit Corp.	5.300%	12/2/15	2,000	2,173
Associates Corp. of North America	6.950%	11/1/18	100	109
Banco Santander Chile	2.875%	11/13/12	900	904
Bank of America Corp.	5.375%	9/11/12	2,175	2,286
Bank of America Corp.	4.875%	9/15/12	5,100	5,319
Bank of America Corp.	4.875%	1/15/13	2,825	2,943
Bank of America Corp.	4.900%	5/1/13	1,925	2,007
Bank of America Corp.	7.375%	5/15/14	4,650	5,193
Bank of America Corp.	5.375%	6/15/14	1,075	1,129
Bank of America Corp.	5.125%	11/15/14	5,550	5,827
Bank of America Corp.	4.500%	4/1/15	22,500	22,963
Bank of America Corp.	4.750%	8/1/15	275	284
Bank of America Corp.	5.250%	12/1/15	1,225	1,245
Bank of America Corp.	6.500%	8/1/16	15,900	17,267
Bank of America Corp.	5.750%	8/15/16	3,250	3,343
Bank of America Corp.	5.625%	10/14/16	8,400	8,704
Bank of America Corp.	5.420%	3/15/17	4,575	4,563
Bank of America Corp.	6.000%	9/1/17	400	420
Bank of America Corp.	5.750%	12/1/17	1,575	1,631
Bank of America Corp.	5.650%	5/1/18	17,250	17,814
Bank of America Corp.	7.625%	6/1/19	3,825	4,411
Bank of America Corp.	5.625%	7/1/20	10,500	10,683
Bank of America Corp.	6.800%	3/15/28	600	603
Bank of America Corp.	6.500%	9/15/37	875	854
Bank of America NA	5.300%	3/15/17	6,850	6,959
Bank of America NA	6.100%	6/15/17	1,975	2,068
Bank of America NA	6.000%	10/15/36	4,225	3,994
Bank of Montreal	2.125%	6/28/13	2,225	2,271
Bank of New York Mellon Corp.	4.950%	1/14/11	1,125	1,126
Bank of New York Mellon Corp.	6.375%	4/1/12	100	107
Bank of New York Mellon Corp.	4.950%	11/1/12	9,500	10,206
Bank of New York Mellon Corp.	4.500%	4/1/13	525	562
Bank of New York Mellon Corp.	4.300%	5/15/14	3,000	3,199
Bank of New York Mellon Corp.	4.950%	3/15/15	2,325	2,524
Bank of New York Mellon Corp.	5.450%	5/15/19	3,645	4,034
Bank of New York Mellon Corp.	4.600%	1/15/20	6,475	6,798
Bank of Nova Scotia	2.250%	1/22/13	10,525	10,746
Bank of Nova Scotia	2.375%	12/17/13	3,000	3,088
Bank of Nova Scotia	2.050%	10/7/15	1,900	1,849
5 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	4,000	3,922
Bank One Corp.	5.250%	1/30/13	1,450	1,546
Bank One Corp.	4.900%	4/30/15	975	1,023
Bank One Corp.	7.625%	10/15/26	425	502
Barclays Bank plc	5.450%	9/12/12	3,800	4,072
Barclays Bank plc	2.500%	1/23/13	3,325	3,384

26

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Barclays Bank plc	5.200%	7/10/14	19,800	21,328
	Barclays Bank plc	3.900%	4/7/15	3,600	3,725
	Barclays Bank plc	5.000%	9/22/16	2,450	2,603
	Barclays Bank plc	6.750%	5/22/19	2,175	2,460
	Barclays Bank plc	5.125%	1/8/20	2,450	2,519
	Barclays Bank plc	5.140%	10/14/20	100	90
	BB&T Capital Trust II	6.750%	6/7/36	2,675	2,676
3	BB&T Capital Trust IV	6.820%	6/12/57	1,600	1,591
	BB&T Corp.	3.850%	7/27/12	2,375	2,471
	BB&T Corp.	4.750%	10/1/12	1,675	1,766
	BB&T Corp.	3.375%	9/25/13	2,725	2,859
	BB&T Corp.	5.700%	4/30/14	1,750	1,923
	BB&T Corp.	5.200%	12/23/15	8,975	9,633
	BB&T Corp.	4.900%	6/30/17	100	103
	BB&T Corp.	6.850%	4/30/19	250	289
	BB&T Corp.	5.250%	11/1/19	4,350	4,509
	Bear Stearns Cos. LLC	5.350%	2/1/12	6,600	6,918
	Bear Stearns Cos. LLC	6.950%	8/10/12	6,975	7,623
	Bear Stearns Cos. LLC	5.700%	11/15/14	4,825	5,293
	Bear Stearns Cos. LLC	5.300%	10/30/15	5,900	6,376
	Bear Stearns Cos. LLC	5.550%	1/22/17	2,200	2,333
	Bear Stearns Cos. LLC	6.400%	10/2/17	2,650	3,028
	Bear Stearns Cos. LLC	7.250%	2/1/18	3,975	4,713
	Bear Stearns Cos. LLC	4.650%	7/2/18	425	435
	BNP Paribas	3.250%	3/11/15	850	861
	BNP Paribas / BNP Paribas US Medium-Term
	Note Program LLC	2.125%	12/21/12	9,250	9,402
	BNY Mellon NA	4.750%	12/15/14	3,350	3,633
	Branch Banking & Trust Co.	5.625%	9/15/16	1,875	2,050
	Canadian Imperial Bank of Commerce	1.450%	9/13/13	975	973
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	325	318
	Capital One Bank USA NA	6.500%	6/13/13	1,150	1,256
	Capital One Bank USA NA	8.800%	7/15/19	10,425	12,872
	Capital One Capital III	7.686%	8/15/36	2,025	2,035
	Capital One Capital IV	6.745%	2/17/37	850	839
	Capital One Capital V	10.250%	8/15/39	875	934
	Capital One Capital VI	8.875%	5/15/40	2,700	2,805
	Capital One Financial Corp.	4.800%	2/21/12	525	544
	Capital One Financial Corp.	7.375%	5/23/14	2,500	2,842
	Capital One Financial Corp.	5.500%	6/1/15	2,800	3,021
	Capital One Financial Corp.	6.150%	9/1/16	1,875	2,028
	Capital One Financial Corp.	5.250%	2/21/17	1,075	1,121
	Capital One Financial Corp.	6.750%	9/15/17	1,575	1,794
3,5	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	4,025	4,625
	Citigroup Inc.	5.100%	9/29/11	2,450	2,529
	Citigroup Inc.	6.000%	2/21/12	3,500	3,674
	Citigroup Inc.	5.250%	2/27/12	3,875	4,049
	Citigroup Inc.	5.500%	8/27/12	1,050	1,113
	Citigroup Inc.	5.625%	8/27/12	2,400	2,525
	Citigroup Inc.	5.300%	10/17/12	14,250	15,117
	Citigroup Inc.	5.500%	4/11/13	8,325	8,899
	Citigroup Inc.	6.500%	8/19/13	6,450	7,072
	Citigroup Inc.	6.000%	12/13/13	13,125	14,356
	Citigroup Inc.	5.125%	5/5/14	825	876
	Citigroup Inc.	6.375%	8/12/14	6,125	6,782

27

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citigroup Inc.	5.000%	9/15/14	8,500	8,790
Citigroup Inc.	5.500%	10/15/14	4,850	5,228
Citigroup Inc.	6.010%	1/15/15	3,250	3,570
Citigroup Inc.	4.750%	5/19/15	250	263
Citigroup Inc.	4.700%	5/29/15	1,000	1,043
Citigroup Inc.	4.587%	12/15/15	2,750	2,864
Citigroup Inc.	5.300%	1/7/16	5,550	5,920
Citigroup Inc.	5.500%	2/15/17	850	879
Citigroup Inc.	6.000%	8/15/17	4,325	4,739
Citigroup Inc.	6.125%	11/21/17	10,250	11,297
Citigroup Inc.	6.125%	5/15/18	8,633	9,454
Citigroup Inc.	8.500%	5/22/19	18,175	22,615
Citigroup Inc.	5.375%	8/9/20	9,875	10,255
Citigroup Inc.	6.625%	6/15/32	1,925	1,931
Citigroup Inc.	5.875%	2/22/33	3,250	2,983
Citigroup Inc.	6.000%	10/31/33	2,525	2,397
Citigroup Inc.	5.850%	12/11/34	650	630
Citigroup Inc.	6.125%	8/25/36	3,000	2,876
Citigroup Inc.	5.875%	5/29/37	4,550	4,483
Citigroup Inc.	6.875%	3/5/38	4,500	5,001
Citigroup Inc.	8.125%	7/15/39	1,400	1,782
Comerica Bank	5.750%	11/21/16	3,775	4,123
Comerica Bank	5.200%	8/22/17	2,800	2,895
Comerica Inc.	4.800%	5/1/15	2,600	2,717
Compass Bank	6.400%	10/1/17	900	909
Compass Bank	5.900%	4/1/26	650	539
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	1,750	1,693
5 Corestates Capital I	8.000%	12/15/26	1,600	1,602
Countrywide Financial Corp.	5.800%	6/7/12	1,800	1,896
Countrywide Financial Corp.	6.250%	5/15/16	450	461
Credit Suisse	3.450%	7/2/12	400	415
Credit Suisse	5.000%	5/15/13	12,900	13,881
Credit Suisse	5.500%	5/1/14	7,200	7,889
Credit Suisse	3.500%	3/23/15	11,250	11,509
Credit Suisse	6.000%	2/15/18	6,150	6,618
Credit Suisse	5.300%	8/13/19	8,925	9,424
Credit Suisse	4.375%	8/5/20	3,350	3,277
3 Credit Suisse	5.860%	5/15/49	3,050	2,867
Credit Suisse AG	5.400%	1/14/20	3,800	3,879
Credit Suisse USA Inc.	6.500%	1/15/12	975	1,031
Credit Suisse USA Inc.	5.500%	8/15/13	2,575	2,817
Credit Suisse USA Inc.	5.125%	1/15/14	625	679
Credit Suisse USA Inc.	4.875%	1/15/15	5,435	5,843
Credit Suisse USA Inc.	5.125%	8/15/15	6,565	7,169
Credit Suisse USA Inc.	7.125%	7/15/32	1,425	1,700
Deutsche Bank AG	5.375%	10/12/12	13,350	14,341
Deutsche Bank AG	2.375%	1/11/13	4,500	4,575
Deutsche Bank AG	4.875%	5/20/13	5,500	5,891
Deutsche Bank AG	3.450%	3/30/15	5,725	5,867
Deutsche Bank AG	6.000%	9/1/17	6,475	7,270
Deutsche Bank Financial LLC	5.375%	3/2/15	4,650	4,924
Discover Bank	7.000%	4/15/20	1,800	1,936
FIA Card Services NA	6.625%	6/15/12	1,100	1,162
Fifth Third Bancorp	6.250%	5/1/13	100	108

28

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Fifth Third Bancorp	4.500%	6/1/18	725	699
Fifth Third Bancorp	8.250%	3/1/38	3,225	3,670
Fifth Third Bank	4.750%	2/1/15	2,800	2,891
3 Fifth Third Capital Trust IV	6.500%	4/15/67	1,825	1,736
First Horizon National Corp.	5.375%	12/15/15	1,225	1,238
First Niagara Financial Group Inc.	6.750%	3/19/20	675	706
First Tennessee Bank NA	5.050%	1/15/15	1,604	1,585
First Union Institutional Capital I	8.040%	12/1/26	525	530
FleetBoston Financial Corp.	6.700%	7/15/28	5,400	5,315
Golden West Financial Corp.	4.750%	10/1/12	975	1,032
Goldman Sachs Capital I	6.345%	2/15/34	4,975	4,799
3 Goldman Sachs Capital II	5.793%	12/29/49	2,550	2,158
Goldman Sachs Group Inc.	6.600%	1/15/12	6,750	7,140
Goldman Sachs Group Inc.	5.300%	2/14/12	325	340
Goldman Sachs Group Inc.	5.700%	9/1/12	275	294
Goldman Sachs Group Inc.	5.450%	11/1/12	11,050	11,833
Goldman Sachs Group Inc.	5.250%	4/1/13	3,150	3,385
Goldman Sachs Group Inc.	4.750%	7/15/13	4,275	4,544
Goldman Sachs Group Inc.	5.250%	10/15/13	5,100	5,517
Goldman Sachs Group Inc.	5.150%	1/15/14	3,125	3,355
Goldman Sachs Group Inc.	6.000%	5/1/14	10,825	11,894
Goldman Sachs Group Inc.	5.000%	10/1/14	11,175	11,973
Goldman Sachs Group Inc.	5.125%	1/15/15	6,525	7,020
Goldman Sachs Group Inc.	3.700%	8/1/15	17,950	18,294
Goldman Sachs Group Inc.	5.350%	1/15/16	8,900	9,608
Goldman Sachs Group Inc.	5.750%	10/1/16	2,000	2,160
Goldman Sachs Group Inc.	5.625%	1/15/17	4,275	4,506
Goldman Sachs Group Inc.	6.250%	9/1/17	8,625	9,559
Goldman Sachs Group Inc.	5.950%	1/18/18	5,775	6,287
Goldman Sachs Group Inc.	6.150%	4/1/18	7,475	8,211
Goldman Sachs Group Inc.	7.500%	2/15/19	2,400	2,812
Goldman Sachs Group Inc.	5.375%	3/15/20	4,125	4,319
Goldman Sachs Group Inc.	6.000%	6/15/20	6,200	6,687
Goldman Sachs Group Inc.	5.950%	1/15/27	4,650	4,604
Goldman Sachs Group Inc.	6.125%	2/15/33	11,200	11,989
Goldman Sachs Group Inc.	6.450%	5/1/36	2,175	2,146
Goldman Sachs Group Inc.	6.750%	10/1/37	17,000	17,476
5 HBOS plc	6.750%	5/21/18	2,075	1,939
HSBC Bank USA NA	4.625%	4/1/14	8,475	8,857
HSBC Bank USA NA	4.875%	8/24/20	3,675	3,657
HSBC Bank USA NA	5.875%	11/1/34	1,200	1,182
HSBC Bank USA NA	5.625%	8/15/35	1,225	1,167
HSBC Holdings plc	7.625%	5/17/32	325	359
HSBC Holdings plc	7.350%	11/27/32	600	632
HSBC Holdings plc	6.500%	5/2/36	7,500	7,838
HSBC Holdings plc	6.500%	9/15/37	9,350	9,818
HSBC Holdings plc	6.800%	6/1/38	1,475	1,587
Huntington BancShares Inc.	7.000%	12/15/20	450	474
5 ICICI Bank Ltd.	6.625%	10/3/12	4,525	4,813
JP Morgan Chase Capital XVII	5.850%	8/1/35	250	239
JP Morgan Chase Capital XVIII	6.950%	8/17/36	900	906
JP Morgan Chase Capital XX	6.550%	9/29/36	2,250	2,268
JP Morgan Chase Capital XXII	6.450%	2/2/37	7,675	7,649
JP Morgan Chase Capital XXV	6.800%	10/1/37	2,775	2,828
JPMorgan Chase & Co.	4.500%	1/15/12	3,075	3,191

29

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	6.625%	3/15/12	2,975	3,163
JPMorgan Chase & Co.	5.375%	10/1/12	5,950	6,370
JPMorgan Chase & Co.	5.750%	1/2/13	8,990	9,657
JPMorgan Chase & Co.	4.750%	5/1/13	4,450	4,762
JPMorgan Chase & Co.	1.650%	9/30/13	8,175	8,176
JPMorgan Chase & Co.	4.875%	3/15/14	8,800	9,296
JPMorgan Chase & Co.	4.650%	6/1/14	4,600	4,911
JPMorgan Chase & Co.	5.125%	9/15/14	14,715	15,675
JPMorgan Chase & Co.	3.700%	1/20/15	2,950	3,051
JPMorgan Chase & Co.	4.750%	3/1/15	4,625	4,943
JPMorgan Chase & Co.	5.250%	5/1/15	2,025	2,151
JPMorgan Chase & Co.	5.150%	10/1/15	7,400	7,887
JPMorgan Chase & Co.	2.600%	1/15/16	650	632
JPMorgan Chase & Co.	6.125%	6/27/17	3,325	3,650
JPMorgan Chase & Co.	6.000%	1/15/18	3,150	3,517
JPMorgan Chase & Co.	6.300%	4/23/19	9,950	11,305
JPMorgan Chase & Co.	4.400%	7/22/20	3,625	3,573
JPMorgan Chase & Co.	4.250%	10/15/20	2,600	2,539
JPMorgan Chase & Co.	6.400%	5/15/38	28,550	32,846
JPMorgan Chase & Co.	5.500%	10/15/40	5,150	5,267
JPMorgan Chase Bank NA	5.875%	6/13/16	1,350	1,478
JPMorgan Chase Bank NA	6.000%	10/1/17	3,700	4,124
JPMorgan Chase Capital XXVII	7.000%	11/1/39	3,140	3,257
KeyBank NA	5.500%	9/17/12	2,000	2,119
KeyBank NA	5.800%	7/1/14	850	912
KeyBank NA	5.450%	3/3/16	2,500	2,619
KeyCorp	6.500%	5/14/13	1,500	1,630
5 Lloyds TSB Bank plc	4.375%	1/12/15	3,650	3,635
5 Lloyds TSB Bank plc	5.800%	1/13/20	3,950	3,885
M&I Marshall & Ilsley Bank	5.250%	9/4/12	225	231
M&I Marshall & Ilsley Bank	4.850%	6/16/15	350	354
M&I Marshall & Ilsley Bank	5.000%	1/17/17	100	101
Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,475	2,772
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	100	95
MBNA Corp.	7.500%	3/15/12	1,125	1,201
MBNA Corp.	6.125%	3/1/13	1,375	1,467
MBNA Corp.	5.000%	6/15/15	1,425	1,469
Mellon Funding Corp.	5.000%	12/1/14	875	947
Merrill Lynch & Co. Inc.	6.050%	8/15/12	3,475	3,688
Merrill Lynch & Co. Inc.	5.450%	2/5/13	3,225	3,405
Merrill Lynch & Co. Inc.	6.150%	4/25/13	7,200	7,705
Merrill Lynch & Co. Inc.	5.000%	2/3/14	5,325	5,550
Merrill Lynch & Co. Inc.	5.450%	7/15/14	850	895
Merrill Lynch & Co. Inc.	5.000%	1/15/15	11,281	11,720
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,025	1,053
Merrill Lynch & Co. Inc.	5.700%	5/2/17	6,625	6,646
Merrill Lynch & Co. Inc.	6.400%	8/28/17	5,425	5,778
Merrill Lynch & Co. Inc.	6.875%	4/25/18	16,925	18,491
Merrill Lynch & Co. Inc.	6.500%	7/15/18	100	106
Merrill Lynch & Co. Inc.	6.220%	9/15/26	4,525	4,300
Merrill Lynch & Co. Inc.	6.110%	1/29/37	2,375	2,150
Merrill Lynch & Co. Inc.	7.750%	5/14/38	12,825	13,683
Morgan Stanley	5.625%	1/9/12	9,520	9,935
Morgan Stanley	6.600%	4/1/12	2,050	2,177
Morgan Stanley	5.750%	8/31/12	2,350	2,511

30

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Morgan Stanley	5.300%	3/1/13	1,350	1,437
	Morgan Stanley	6.750%	10/15/13	200	221
	Morgan Stanley	4.750%	4/1/14	13,900	14,230
	Morgan Stanley	6.000%	5/13/14	12,050	13,009
	Morgan Stanley	4.200%	11/20/14	1,825	1,866
	Morgan Stanley	4.100%	1/26/15	3,300	3,358
	Morgan Stanley	6.000%	4/28/15	19,475	21,111
	Morgan Stanley	5.375%	10/15/15	2,325	2,453
	Morgan Stanley	3.450%	11/2/15	3,675	3,602
	Morgan Stanley	5.750%	10/18/16	4,700	4,995
	Morgan Stanley	5.450%	1/9/17	3,225	3,361
	Morgan Stanley	5.550%	4/27/17	1,375	1,441
	Morgan Stanley	5.950%	12/28/17	5,100	5,392
	Morgan Stanley	6.625%	4/1/18	11,975	13,115
	Morgan Stanley	7.300%	5/13/19	12,800	14,428
	Morgan Stanley	5.625%	9/23/19	18,700	19,004
	Morgan Stanley	5.500%	1/26/20	2,750	2,782
	Morgan Stanley	5.500%	7/24/20	1,650	1,664
	Morgan Stanley	6.250%	8/9/26	9,175	9,455
	Morgan Stanley	7.250%	4/1/32	750	859
	National City Bank	4.625%	5/1/13	725	766
	National City Corp.	4.900%	1/15/15	850	908
	National City Corp.	6.875%	5/15/19	4,525	5,116
3	National City Preferred Capital Trust I	12.000%	12/31/49	1,575	1,768
	North American Development Bank	4.375%	2/11/20	975	1,001
	North Fork Bancorporation Inc.	5.875%	8/15/12	100	105
	Northern Trust Co.	6.500%	8/15/18	425	496
	Northern Trust Corp.	5.500%	8/15/13	425	469
	Northern Trust Corp.	4.625%	5/1/14	1,025	1,108
	Paribas	6.950%	7/22/13	325	361
	PNC Bank NA	4.875%	9/21/17	3,575	3,677
	PNC Bank NA	6.000%	12/7/17	325	352
	PNC Funding Corp.	3.625%	2/8/15	1,925	1,985
	PNC Funding Corp.	4.250%	9/21/15	650	682
	PNC Funding Corp.	5.250%	11/15/15	6,400	6,868
	PNC Funding Corp.	5.625%	2/1/17	325	346
	PNC Funding Corp.	6.700%	6/10/19	6,475	7,471
	PNC Funding Corp.	5.125%	2/8/20	2,325	2,435
	PNC Funding Corp.	4.375%	8/11/20	3,150	3,113
	Royal Bank of Canada	2.100%	7/29/13	6,200	6,320
	Royal Bank of Canada	2.625%	12/15/15	1,850	1,854
	Royal Bank of Scotland Group plc	5.000%	10/1/14	1,500	1,462
	Royal Bank of Scotland Group plc	5.050%	1/8/15	1,800	1,733
	Royal Bank of Scotland Group plc	6.400%	10/21/19	7,650	7,784
	Royal Bank Of Scotland NV	4.650%	6/4/18	100	93
	Royal Bank of Scotland plc	3.400%	8/23/13	2,825	2,854
5	Royal Bank of Scotland plc	4.875%	8/25/14	1,800	1,858
	Royal Bank of Scotland plc	4.875%	3/16/15	3,975	4,065
	Royal Bank of Scotland plc	3.950%	9/21/15	75	74
	Royal Bank of Scotland plc	5.625%	8/24/20	8,350	8,280
	SouthTrust Corp.	5.800%	6/15/14	750	809
	Sovereign Bank	5.125%	3/15/13	625	636
	Sovereign Bank	8.750%	5/30/18	675	737
3,5	Standard Chartered plc	6.409%	12/31/49	1,975	1,856
	State Street Bank and Trust Co.	5.300%	1/15/16	900	984

31

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
State Street Bank and Trust Co.	5.250%	10/15/18	2,879	3,122
State Street Corp.	4.300%	5/30/14	1,600	1,708
Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	4,075	4,442
SunTrust Bank	5.000%	9/1/15	16	17
SunTrust Bank	7.250%	3/15/18	375	407
SunTrust Banks Inc.	5.250%	11/5/12	1,800	1,893
SunTrust Banks Inc.	6.000%	9/11/17	1,300	1,366
SunTrust Capital VIII	6.100%	12/15/36	657	602
UBS AG	2.250%	8/12/13	7,650	7,738
UBS AG	3.875%	1/15/15	1,300	1,338
UBS AG	7.000%	10/15/15	1,000	1,110
UBS AG	5.875%	7/15/16	2,325	2,494
UBS AG	7.375%	6/15/17	1,050	1,153
UBS AG	5.875%	12/20/17	6,525	7,183
UBS AG	5.750%	4/25/18	2,925	3,185
UBS AG	4.875%	8/4/20	14,100	14,334
UBS AG	7.750%	9/1/26	1,000	1,108
UFJ Finance Aruba AEC	6.750%	7/15/13	9,750	10,822
Union Bank NA	5.950%	5/11/16	1,375	1,464
UnionBanCal Corp.	5.250%	12/16/13	700	746
US Bancorp	2.000%	6/14/13	5,000	5,072
US Bancorp	1.125%	10/30/13	3,400	3,362
US Bancorp	3.150%	3/4/15	600	617
US Bancorp	2.450%	7/27/15	275	275
US Bank NA	6.300%	2/4/14	3,150	3,503
US Bank NA	4.950%	10/30/14	4,800	5,223
US Bank NA	4.800%	4/15/15	850	915
USB Capital XIII Trust	6.625%	12/15/39	675	686
Wachovia Bank NA	4.800%	11/3/14	425	450
Wachovia Bank NA	4.875%	2/1/15	6,050	6,404
Wachovia Bank NA	5.000%	8/15/15	325	345
Wachovia Bank NA	6.000%	11/15/17	2,500	2,775
Wachovia Bank NA	5.850%	2/1/37	5,775	5,793
Wachovia Bank NA	6.600%	1/15/38	3,600	3,993
Wachovia Corp.	5.300%	10/15/11	4,125	4,255
Wachovia Corp.	5.500%	5/1/13	10,003	10,883
Wachovia Corp.	4.875%	2/15/14	5,275	5,552
Wachovia Corp.	5.250%	8/1/14	1,900	2,023
Wachovia Corp.	5.625%	10/15/16	3,800	4,139
Wachovia Corp.	5.750%	6/15/17	6,425	7,140
Wachovia Corp.	5.750%	2/1/18	325	361
Wachovia Corp.	6.605%	10/1/25	100	104
Wachovia Corp.	7.500%	4/15/35	275	312
Wachovia Corp.	5.500%	8/1/35	1,325	1,233
Wachovia Corp.	6.550%	10/15/35	250	256
Wells Fargo & Co.	4.875%	1/12/11	3,425	3,428
Wells Fargo & Co.	5.125%	9/1/12	1,200	1,271
Wells Fargo & Co.	5.250%	10/23/12	11,575	12,417
Wells Fargo & Co.	4.375%	1/31/13	5,100	5,401
Wells Fargo & Co.	4.950%	10/16/13	1,150	1,230
Wells Fargo & Co.	3.750%	10/1/14	2,050	2,140
Wells Fargo & Co.	3.625%	4/15/15	6,425	6,675
Wells Fargo & Co.	5.625%	12/11/17	9,725	10,824
Wells Fargo & Co.	5.375%	2/7/35	4,700	4,756
Wells Fargo Bank NA	4.750%	2/9/15	4,925	5,224

32

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wells Fargo Bank NA	5.750%	5/16/16	3,600	3,960
Wells Fargo Bank NA	5.950%	8/26/36	1,325	1,354
Wells Fargo Capital X	5.950%	12/15/36	3,600	3,424
3 Wells Fargo Capital XIII	7.700%	12/29/49	6,525	6,762
3 Wells Fargo Capital XV	9.750%	12/29/49	3,650	4,047
Wells Fargo Financial Inc.	5.500%	8/1/12	1,225	1,307
Westpac Banking Corp.	2.250%	11/19/12	3,725	3,806
Westpac Banking Corp.	2.100%	8/2/13	625	630
Westpac Banking Corp.	4.200%	2/27/15	7,400	7,768
Westpac Banking Corp.	3.000%	8/4/15	4,125	4,147
Westpac Banking Corp.	4.875%	11/19/19	14,875	15,625

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	5,000	5,527
Ameriprise Financial Inc.	5.300%	3/15/20	775	816
3 Ameriprise Financial Inc.	7.518%	6/1/66	2,275	2,351
BlackRock Inc.	2.250%	12/10/12	2,300	2,350
BlackRock Inc.	3.500%	12/10/14	1,700	1,758
BlackRock Inc.	6.250%	9/15/17	1,150	1,298
BlackRock Inc.	5.000%	12/10/19	100	104
Charles Schwab Corp.	4.950%	6/1/14	3,925	4,254
Charles Schwab Corp.	4.450%	7/22/20	1,000	1,006
5 FMR LLC	7.490%	6/15/19	200	229
Franklin Resources Inc.	2.000%	5/20/13	2,650	2,677
Franklin Resources Inc.	3.125%	5/20/15	1,450	1,476
Franklin Resources Inc.	4.625%	5/20/20	700	727
Jefferies Group Inc.	8.500%	7/15/19	2,105	2,409
Jefferies Group Inc.	6.450%	6/8/27	5,800	5,553
Jefferies Group Inc.	6.250%	1/15/36	4,225	3,769
Lazard Group LLC	6.850%	6/15/17	2,675	2,778
Nomura Holdings Inc.	5.000%	3/4/15	2,425	2,527
Nomura Holdings Inc.	6.700%	3/4/20	3,850	4,111
TD Ameritrade Holding Corp.	2.950%	12/1/12	775	792
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,025	1,060
TD Ameritrade Holding Corp.	5.600%	12/1/19	925	965

FinanceCompanies (0.8%)
Alterra Finance LLC	6.250%	9/30/20	815	810
Block Financial LLC	7.875%	1/15/13	525	551
^ Block Financial LLC	5.125%	10/30/14	5,500	5,417
Discover Financial Services	6.450%	6/12/17	325	340
Discover Financial Services	10.250%	7/15/19	950	1,199
GATX Corp.	4.750%	10/1/12	1,000	1,049
General Electric Capital Corp.	5.875%	2/15/12	2,800	2,950
General Electric Capital Corp.	4.375%	3/3/12	4,000	4,159
General Electric Capital Corp.	5.000%	4/10/12	100	105
General Electric Capital Corp.	6.000%	6/15/12	16,325	17,450
General Electric Capital Corp.	3.500%	8/13/12	3,775	3,905
General Electric Capital Corp.	5.250%	10/19/12	19,100	20,408
General Electric Capital Corp.	2.800%	1/8/13	6,975	7,131
General Electric Capital Corp.	5.450%	1/15/13	5,470	5,882
General Electric Capital Corp.	4.800%	5/1/13	10,425	11,155
General Electric Capital Corp.	5.900%	5/13/14	5,125	5,669
General Electric Capital Corp.	5.500%	6/4/14	5,150	5,613
General Electric Capital Corp.	5.650%	6/9/14	5,800	6,327

33

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Electric Capital Corp.	3.750%	11/14/14	12,475	12,940
General Electric Capital Corp.	3.500%	6/29/15	5,000	5,099
General Electric Capital Corp.	4.375%	9/21/15	3,500	3,682
General Electric Capital Corp.	2.250%	11/9/15	375	361
General Electric Capital Corp.	5.400%	2/15/17	14,850	15,935
General Electric Capital Corp.	5.625%	9/15/17	1,775	1,944
General Electric Capital Corp.	5.625%	5/1/18	14,275	15,538
General Electric Capital Corp.	6.000%	8/7/19	10,675	11,936
General Electric Capital Corp.	5.500%	1/8/20	1,075	1,147
General Electric Capital Corp.	5.550%	5/4/20	550	579
General Electric Capital Corp.	6.750%	3/15/32	5,900	6,643
General Electric Capital Corp.	6.150%	8/7/37	5,350	5,545
General Electric Capital Corp.	5.875%	1/14/38	18,900	19,629
General Electric Capital Corp.	6.875%	1/10/39	18,625	21,535
3 General Electric Capital Corp.	6.375%	11/15/67	12,400	12,245
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	675	622
HSBC Finance Corp.	7.000%	5/15/12	4,575	4,908
HSBC Finance Corp.	5.900%	6/19/12	1,250	1,326
HSBC Finance Corp.	6.375%	11/27/12	9,000	9,750
HSBC Finance Corp.	4.750%	7/15/13	1,000	1,054
HSBC Finance Corp.	5.250%	1/15/14	1,425	1,500
HSBC Finance Corp.	5.000%	6/30/15	6,425	6,820
HSBC Finance Corp.	5.500%	1/19/16	225	243
5 HSBC Finance Corp.	6.676%	1/15/21	10,949	11,057
SLM Corp.	5.375%	1/15/13	1,150	1,166
SLM Corp.	5.000%	10/1/13	1,250	1,262
SLM Corp.	5.375%	5/15/14	3,175	3,210
SLM Corp.	5.050%	11/14/14	975	956
SLM Corp.	8.450%	6/15/18	4,950	5,175
SLM Corp.	8.000%	3/25/20	4,500	4,594
SLM Corp.	5.625%	8/1/33	5,000	3,949

Insurance (1.0%)
ACE Capital Trust II	9.700%	4/1/30	1,000	1,222
ACE INA Holdings Inc.	5.875%	6/15/14	2,500	2,761
ACE INA Holdings Inc.	5.600%	5/15/15	1,725	1,905
ACE INA Holdings Inc.	2.600%	11/23/15	3,500	3,431
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,533
ACE INA Holdings Inc.	5.800%	3/15/18	425	468
ACE INA Holdings Inc.	5.900%	6/15/19	550	612
ACE INA Holdings Inc.	6.700%	5/15/36	400	465
AEGON Funding Co. LLC	5.750%	12/15/20	1,375	1,418
Aegon NV	4.750%	6/1/13	800	837
Aetna Inc.	6.000%	6/15/16	1,200	1,364
Aetna Inc.	6.500%	9/15/18	875	1,007
Aetna Inc.	6.625%	6/15/36	3,100	3,387
Aetna Inc.	6.750%	12/15/37	50	56
Aflac Inc.	8.500%	5/15/19	1,100	1,361
Aflac Inc.	6.900%	12/17/39	2,450	2,578
Aflac Inc.	6.450%	8/15/40	1,050	1,086
Alleghany Corp.	5.625%	9/15/20	1,000	981
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	5,375	5,943
Allstate Corp.	6.125%	2/15/12	900	949
Allstate Corp.	5.000%	8/15/14	3,325	3,618
Allstate Corp.	6.125%	12/15/32	950	1,026

34

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Allstate Corp.	5.350%	6/1/33	225	221
Allstate Corp.	5.550%	5/9/35	475	478
Allstate Corp.	5.950%	4/1/36	1,000	1,061
3 Allstate Corp.	6.125%	5/15/37	1,500	1,503
Allstate Corp.	6.900%	5/15/38	1,780	2,050
3 Allstate Corp.	6.500%	5/15/57	1,625	1,676
Allstate Life Global Funding Trusts	5.375%	4/30/13	1,425	1,548
American Financial Group Inc.	9.875%	6/15/19	775	932
American International Group Inc.	4.950%	3/20/12	1,875	1,931
American International Group Inc.	4.250%	5/15/13	3,550	3,648
American International Group Inc.	5.050%	10/1/15	4,775	4,847
American International Group Inc.	5.600%	10/18/16	1,150	1,167
American International Group Inc.	5.450%	5/18/17	2,100	2,116
American International Group Inc.	5.850%	1/16/18	3,300	3,366
American International Group Inc.	8.250%	8/15/18	950	1,093
American International Group Inc.	6.250%	5/1/36	11,200	10,416
AON Corp.	3.500%	9/30/15	2,025	2,023
AON Corp.	5.000%	9/30/20	1,175	1,180
AON Corp.	8.205%	1/1/27	325	345
AON Corp.	6.250%	9/30/40	1,325	1,371
Arch Capital Group Ltd.	7.350%	5/1/34	1,175	1,210
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	4,250	4,238
Assurant Inc.	5.625%	2/15/14	625	655
Assurant Inc.	6.750%	2/15/34	1,425	1,393
AXA SA	8.600%	12/15/30	3,925	4,391
Axis Capital Holdings Ltd.	5.750%	12/1/14	725	760
Axis Specialty Finance LLC	5.875%	6/1/20	6,225	6,219
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	675	703
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	2,050	2,199
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	5,850	6,402
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	1,050	1,149
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	7,275	7,249
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	4,775	5,230
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,325	3,471
Berkshire Hathaway Inc.	1.400%	2/10/12	3,700	3,731
Berkshire Hathaway Inc.	2.125%	2/11/13	1,750	1,781
Berkshire Hathaway Inc.	3.200%	2/11/15	3,700	3,811
Chubb Corp.	5.200%	4/1/13	425	459
Chubb Corp.	5.750%	5/15/18	750	834
Chubb Corp.	6.000%	5/11/37	2,800	3,007
Chubb Corp.	6.500%	5/15/38	700	797
3 Chubb Corp.	6.375%	3/29/67	5,650	5,882
CIGNA Corp.	5.125%	6/15/20	875	907
CIGNA Corp.	7.875%	5/15/27	425	477
CIGNA Corp.	6.150%	11/15/36	4,484	4,603
Cincinnati Financial Corp.	6.920%	5/15/28	325	334
Cincinnati Financial Corp.	6.125%	11/1/34	1,175	1,096
CNA Financial Corp.	5.850%	12/15/14	2,000	2,113
CNA Financial Corp.	6.500%	8/15/16	1,750	1,862
CNA Financial Corp.	7.350%	11/15/19	1,650	1,809
CNA Financial Corp.	5.875%	8/15/20	925	922
Coventry Health Care Inc.	6.300%	8/15/14	3,850	4,049
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	4,729	4,517
Genworth Financial Inc.	5.750%	6/15/14	300	307
Genworth Financial Inc.	4.950%	10/1/15	825	818

35

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Genworth Financial Inc.	8.625%	12/15/16	4,125	4,605
Genworth Financial Inc.	6.515%	5/22/18	900	908
Genworth Financial Inc.	7.700%	6/15/20	225	237
Genworth Financial Inc.	6.500%	6/15/34	3,575	3,173
Hartford Financial Services Group Inc.	4.625%	7/15/13	625	650
Hartford Financial Services Group Inc.	5.500%	10/15/16	975	1,010
Hartford Financial Services Group Inc.	5.375%	3/15/17	900	916
Hartford Financial Services Group Inc.	6.000%	1/15/19	425	438
Hartford Financial Services Group Inc.	5.950%	10/15/36	550	516
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,775	1,631
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,679
Humana Inc.	7.200%	6/15/18	100	113
Humana Inc.	6.300%	8/1/18	150	162
Humana Inc.	8.150%	6/15/38	2,500	2,784
Jefferson-Pilot Corp.	4.750%	1/30/14	275	287
Lincoln National Corp.	5.650%	8/27/12	950	1,009
Lincoln National Corp.	4.300%	6/15/15	1,619	1,666
Lincoln National Corp.	8.750%	7/1/19	900	1,125
Lincoln National Corp.	6.150%	4/7/36	3,450	3,386
Lincoln National Corp.	7.000%	6/15/40	1,125	1,222
3 Lincoln National Corp.	7.000%	5/17/66	2,910	2,846
Loews Corp.	5.250%	3/15/16	950	1,031
Loews Corp.	6.000%	2/1/35	200	196
Manulife Financial Corp.	3.400%	9/17/15	3,875	3,824
Manulife Financial Corp.	4.900%	9/17/20	4,875	4,713
Markel Corp.	7.125%	9/30/19	825	906
Marsh & McLennan Cos. Inc.	6.250%	3/15/12	1,900	1,995
Marsh & McLennan Cos. Inc.	4.850%	2/15/13	2,229	2,322
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	100	106
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	300	324
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	825	1,035
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	92
5 Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	575	765
MetLife Inc.	5.375%	12/15/12	1,775	1,909
MetLife Inc.	5.000%	11/24/13	1,275	1,380
MetLife Inc.	2.375%	2/6/14	1,625	1,633
MetLife Inc.	5.000%	6/15/15	1,350	1,457
MetLife Inc.	7.717%	2/15/19	5,325	6,483
MetLife Inc.	4.750%	2/8/21	775	798
MetLife Inc.	6.500%	12/15/32	750	835
MetLife Inc.	6.375%	6/15/34	975	1,073
MetLife Inc.	5.700%	6/15/35	375	380
MetLife Inc.	6.400%	12/15/36	3,650	3,470
MetLife Inc.	5.875%	2/6/41	600	629
5 Metropolitan Life Global Funding I	2.875%	9/17/12	2,200	2,255
5 Metropolitan Life Global Funding I	5.125%	6/10/14	5,225	5,651
Nationwide Financial Services	6.750%	5/15/37	200	184
OneBeacon US Holdings Inc.	5.875%	5/15/13	600	623
PartnerRe Finance B LLC	5.500%	6/1/20	8,508	8,546
Principal Financial Group Inc.	7.875%	5/15/14	1,525	1,754
Principal Financial Group Inc.	6.050%	10/15/36	950	949
Principal Life Income Funding Trusts	5.300%	12/14/12	1,450	1,560
Principal Life Income Funding Trusts	5.300%	4/24/13	1,825	1,970
Principal Life Income Funding Trusts	5.100%	4/15/14	1,250	1,321
Progressive Corp.	6.375%	1/15/12	700	739

36

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Progressive Corp.	6.625%	3/1/29	1,300	1,421
Progressive Corp.	6.250%	12/1/32	100	109
3 Progressive Corp.	6.700%	6/15/37	2,300	2,386
Protective Life Corp.	7.375%	10/15/19	950	1,035
Protective Life Corp.	8.450%	10/15/39	900	967
Prudential Financial Inc.	5.800%	6/15/12	975	1,035
Prudential Financial Inc.	3.625%	9/17/12	775	802
Prudential Financial Inc.	2.750%	1/14/13	1,715	1,744
Prudential Financial Inc.	5.150%	1/15/13	975	1,037
Prudential Financial Inc.	4.500%	7/15/13	1,825	1,927
Prudential Financial Inc.	4.750%	4/1/14	650	685
Prudential Financial Inc.	5.100%	9/20/14	8,000	8,592
Prudential Financial Inc.	6.200%	1/15/15	2,750	3,022
Prudential Financial Inc.	4.750%	9/17/15	5,750	6,116
Prudential Financial Inc.	5.500%	3/15/16	175	187
Prudential Financial Inc.	6.100%	6/15/17	325	359
Prudential Financial Inc.	6.000%	12/1/17	1,225	1,353
Prudential Financial Inc.	5.750%	7/15/33	675	663
Prudential Financial Inc.	5.400%	6/13/35	2,775	2,598
Prudential Financial Inc.	5.900%	3/17/36	1,300	1,301
Prudential Financial Inc.	5.700%	12/14/36	5,475	5,404
Prudential Financial Inc.	6.625%	12/1/37	1,050	1,153
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	675	724
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,225	1,296
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	1,825	2,071
Torchmark Corp.	6.375%	6/15/16	1,225	1,312
Transatlantic Holdings Inc.	8.000%	11/30/39	4,425	4,527
Travelers Cos. Inc.	5.375%	6/15/12	100	106
Travelers Cos. Inc.	5.500%	12/1/15	5,975	6,673
Travelers Cos. Inc.	6.250%	6/20/16	1,100	1,268
Travelers Cos. Inc.	5.750%	12/15/17	1,375	1,520
Travelers Cos. Inc.	5.800%	5/15/18	100	112
Travelers Cos. Inc.	5.900%	6/2/19	1,275	1,427
Travelers Cos. Inc.	3.900%	11/1/20	1,275	1,235
Travelers Cos. Inc.	6.250%	6/15/37	4,955	5,472
Travelers Cos. Inc.	5.350%	11/1/40	3,150	3,083
Travelers Property Casualty Corp.	6.375%	3/15/33	100	111
UnitedHealth Group Inc.	5.500%	11/15/12	1,925	2,067
UnitedHealth Group Inc.	4.875%	2/15/13	975	1,036
UnitedHealth Group Inc.	4.875%	4/1/13	975	1,041
UnitedHealth Group Inc.	5.000%	8/15/14	4,900	5,307
UnitedHealth Group Inc.	4.875%	3/15/15	875	938
UnitedHealth Group Inc.	6.000%	6/15/17	1,825	2,041
UnitedHealth Group Inc.	6.000%	2/15/18	4,750	5,377
UnitedHealth Group Inc.	5.800%	3/15/36	4,525	4,599
UnitedHealth Group Inc.	6.500%	6/15/37	625	693
UnitedHealth Group Inc.	6.625%	11/15/37	1,425	1,599
UnitedHealth Group Inc.	6.875%	2/15/38	5,675	6,619
Unum Group	7.125%	9/30/16	1,250	1,399
Unum Group	5.625%	9/15/20	825	827
Validus Holdings Ltd.	8.875%	1/26/40	1,150	1,220
WellPoint Health Networks Inc.	6.375%	1/15/12	1,000	1,056
WellPoint Inc.	5.000%	1/15/11	1,875	1,877
WellPoint Inc.	6.800%	8/1/12	625	679
WellPoint Inc.	6.000%	2/15/14	550	610

37

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
WellPoint Inc.	5.000%	12/15/14	4,650	5,034
WellPoint Inc.	5.250%	1/15/16	550	603
WellPoint Inc.	5.875%	6/15/17	900	1,007
WellPoint Inc.	5.950%	12/15/34	2,200	2,249
WellPoint Inc.	5.850%	1/15/36	2,400	2,449
WellPoint Inc.	6.375%	6/15/37	325	348
WellPoint Inc.	5.800%	8/15/40	500	504
Willis North America Inc.	5.625%	7/15/15	2,200	2,292
Willis North America Inc.	6.200%	3/28/17	1,125	1,152
Willis North America Inc.	7.000%	9/29/19	150	159
WR Berkley Corp.	5.375%	9/15/20	375	369
XL Group plc	5.250%	9/15/14	350	364
XL Group plc	6.375%	11/15/24	175	175

Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	2,900	3,188
CME Group Inc.	5.750%	2/15/14	1,075	1,191
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,275	1,300
NASDAQ OMX Group Inc.	5.550%	1/15/20	1,900	1,907
XTRA Finance Corp.	5.150%	4/1/17	4,525	4,829

Real Estate Investment Trusts (0.3%)
AMB Property LP	4.500%	8/15/17	775	775
AMB Property LP	6.625%	12/1/19	850	930
Arden Realty LP	5.250%	3/1/15	250	266
AvalonBay Communities Inc.	5.500%	1/15/12	356	372
AvalonBay Communities Inc.	6.125%	11/1/12	106	114
AvalonBay Communities Inc.	5.750%	9/15/16	275	306
Boston Properties LP	5.625%	4/15/15	1,375	1,505
Boston Properties LP	5.625%	11/15/20	4,000	4,251
Boston Properties LP	4.125%	5/15/21	1,475	1,396
Brandywine Operating Partnership LP	5.750%	4/1/12	550	565
Brandywine Operating Partnership LP	5.400%	11/1/14	875	898
Brandywine Operating Partnership LP	7.500%	5/15/15	1,400	1,539
Brandywine Operating Partnership LP	5.700%	5/1/17	275	275
CommonWealth REIT	6.250%	8/15/16	575	609
CommonWealth REIT	6.250%	6/15/17	1,725	1,785
CommonWealth REIT	5.875%	9/15/20	1,300	1,271
5 Digital Realty Trust LP	4.500%	7/15/15	550	555
Duke Realty LP	6.250%	5/15/13	2,350	2,518
Duke Realty LP	7.375%	2/15/15	3,675	4,122
Duke Realty LP	5.950%	2/15/17	1,300	1,376
Duke Realty LP	8.250%	8/15/19	875	1,032
ERP Operating LP	6.625%	3/15/12	1,150	1,225
ERP Operating LP	5.500%	10/1/12	1,100	1,174
ERP Operating LP	5.250%	9/15/14	1,350	1,453
ERP Operating LP	5.125%	3/15/16	600	641
ERP Operating LP	5.375%	8/1/16	975	1,066
ERP Operating LP	5.750%	6/15/17	550	606
HCP Inc.	6.450%	6/25/12	2,075	2,193
HCP Inc.	5.650%	12/15/13	2,225	2,368
HCP Inc.	6.300%	9/15/16	950	1,015
HCP Inc.	6.000%	1/30/17	425	444
HCP Inc.	6.700%	1/30/18	1,700	1,821
Health Care REIT Inc.	6.000%	11/15/13	525	575

38

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Health Care REIT Inc.	6.200%	6/1/16	3,250	3,597
Health Care REIT Inc.	6.125%	4/15/20	350	369
Health Care REIT Inc.	4.950%	1/15/21	8,875	8,555
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,600	1,726
Hospitality Properties Trust	7.875%	8/15/14	1,375	1,519
Hospitality Properties Trust	5.125%	2/15/15	1,775	1,807
Kilroy Realty LP	5.000%	11/3/15	1,500	1,489
Kimco Realty Corp.	5.783%	3/15/16	400	434
Kimco Realty Corp.	6.875%	10/1/19	3,575	4,045
Liberty Property LP	5.125%	3/2/15	3,200	3,412
Liberty Property LP	5.500%	12/15/16	625	674
Liberty Property LP	4.750%	10/1/20	450	445
Mack-Cali Realty LP	7.750%	8/15/19	675	784
National Retail Properties Inc.	6.875%	10/15/17	2,700	2,909
Nationwide Health Properties Inc.	6.250%	2/1/13	1,400	1,498
ProLogis	5.625%	11/15/16	450	462
ProLogis	7.375%	10/30/19	2,075	2,262
ProLogis	6.875%	3/15/20	3,200	3,400
Realty Income Corp.	6.750%	8/15/19	2,575	2,910
Regency Centers LP	5.250%	8/1/15	625	652
Simon Property Group LP	6.750%	5/15/14	6,350	7,226
Simon Property Group LP	4.200%	2/1/15	1,000	1,047
Simon Property Group LP	5.750%	12/1/15	5,975	6,663
Simon Property Group LP	6.100%	5/1/16	150	168
Simon Property Group LP	5.250%	12/1/16	3,525	3,831
Simon Property Group LP	5.875%	3/1/17	1,825	2,018
Simon Property Group LP	6.125%	5/30/18	1,700	1,902
Simon Property Group LP	5.650%	2/1/20	3,050	3,312
Simon Property Group LP	6.750%	2/1/40	3,800	4,324
Tanger Properties LP	6.150%	11/15/15	2,975	3,231
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,575	1,518
				2,600,394
Industrial (10.0%)
BasicIndustry (1.0%)
Agrium Inc.	6.750%	1/15/19	1,500	1,705
Agrium Inc.	6.125%	1/15/41	2,425	2,555
Airgas Inc.	4.500%	9/15/14	1,800	1,876
Airgas Inc.	3.250%	10/1/15	1,075	1,058
Albemarle Corp.	4.500%	12/15/20	450	442
Alcoa Inc.	5.375%	1/15/13	1,150	1,227
Alcoa Inc.	6.000%	7/15/13	3,050	3,330
Alcoa Inc.	6.750%	7/15/18	100	109
Alcoa Inc.	6.150%	8/15/20	12,525	12,855
Alcoa Inc.	5.870%	2/23/22	550	545
Alcoa Inc.	5.900%	2/1/27	2,450	2,389
Alcoa Inc.	6.750%	1/15/28	4,180	4,288
Allegheny Technologies Inc.	9.375%	6/1/19	2,975	3,451
AngloGold Ashanti Holdings plc	5.375%	4/15/20	575	600
AngloGold Ashanti Holdings plc	6.500%	4/15/40	875	893
ArcelorMittal	5.375%	6/1/13	4,025	4,276
ArcelorMittal	9.000%	2/15/15	1,350	1,606
ArcelorMittal	3.750%	8/5/15	2,450	2,468
ArcelorMittal	6.125%	6/1/18	3,000	3,192
ArcelorMittal	9.850%	6/1/19	6,700	8,486
ArcelorMittal	5.250%	8/5/20	2,500	2,465

39

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ArcelorMittal	7.000%	10/15/39	8,000	8,255
Barrick Gold Corp.	6.950%	4/1/19	200	245
Barrick Gold Finance Co.	4.875%	11/15/14	400	437
Barrick Gold Financeco LLC	6.125%	9/15/13	2,275	2,547
Barrick North America Finance LLC	6.800%	9/15/18	1,650	1,984
Barrick North America Finance LLC	7.500%	9/15/38	2,100	2,624
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	6,044	6,438
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	950	999
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	175	198
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	2,450	2,638
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	5,125	5,670
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	5,000	5,556
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	389
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	8,090	9,598
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	325	340
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	1,000	1,062
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	800	913
5 Celulosa Arauco y Constitucion SA	5.000%	1/21/21	1,350	1,352
Cliffs Natural Resources Inc.	5.900%	3/15/20	350	368
Cliffs Natural Resources Inc.	6.250%	10/1/40	3,400	3,312
Commercial Metals Co.	6.500%	7/15/17	800	803
Commercial Metals Co.	7.350%	8/15/18	1,925	1,965
Cytec Industries Inc.	8.950%	7/1/17	550	669
Dow Chemical Co.	4.850%	8/15/12	5,050	5,324
Dow Chemical Co.	6.000%	10/1/12	500	539
Dow Chemical Co.	7.600%	5/15/14	4,375	5,037
Dow Chemical Co.	5.900%	2/15/15	12,300	13,606
Dow Chemical Co.	2.500%	2/15/16	975	935
Dow Chemical Co.	8.550%	5/15/19	7,675	9,585
Dow Chemical Co.	4.250%	11/15/20	1,375	1,319
Dow Chemical Co.	7.375%	11/1/29	1,500	1,808
Dow Chemical Co.	9.400%	5/15/39	5,225	7,493
Eastman Chemical Co.	7.250%	1/15/24	4,750	5,412
EI du Pont de Nemours & Co.	4.750%	11/15/12	1,400	1,495
EI du Pont de Nemours & Co.	5.000%	1/15/13	1,509	1,622
EI du Pont de Nemours & Co.	5.000%	7/15/13	2,375	2,589
EI du Pont de Nemours & Co.	5.250%	12/15/16	225	251
EI du Pont de Nemours & Co.	6.000%	7/15/18	7,275	8,356
EI du Pont de Nemours & Co.	4.625%	1/15/20	1,625	1,709
EI du Pont de Nemours & Co.	3.625%	1/15/21	50	48
EI du Pont de Nemours & Co.	6.500%	1/15/28	525	605
EI du Pont de Nemours & Co.	4.900%	1/15/41	2,500	2,436
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	4,450	4,695
ICI Wilmington Inc.	5.625%	12/1/13	200	218
International Paper Co.	5.300%	4/1/15	1,600	1,708
International Paper Co.	7.950%	6/15/18	6,875	8,175
International Paper Co.	9.375%	5/15/19	4,800	6,168
International Paper Co.	7.500%	8/15/21	4,600	5,418
International Paper Co.	7.300%	11/15/39	2,225	2,536
Lubrizol Corp.	5.500%	10/1/14	2,100	2,286
Lubrizol Corp.	8.875%	2/1/19	1,075	1,362
Lubrizol Corp.	6.500%	10/1/34	2,375	2,449
Monsanto Co.	7.375%	8/15/12	475	523
Monsanto Co.	5.125%	4/15/18	850	928
Monsanto Co.	5.875%	4/15/38	4,300	4,657

40

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 Mosaic Co.	7.375%	12/1/14	1,475	1,527
5 Mosaic Co.	7.625%	12/1/16	3,349	3,617
Newmont Mining Corp.	5.125%	10/1/19	1,000	1,095
Newmont Mining Corp.	5.875%	4/1/35	750	783
Newmont Mining Corp.	6.250%	10/1/39	9,650	10,443
Nucor Corp.	5.000%	12/1/12	200	214
Nucor Corp.	5.000%	6/1/13	100	108
Nucor Corp.	5.750%	12/1/17	425	479
Nucor Corp.	5.850%	6/1/18	1,725	1,949
Nucor Corp.	6.400%	12/1/37	1,225	1,412
Placer Dome Inc.	6.450%	10/15/35	1,050	1,132
Plum Creek Timberlands LP	5.875%	11/15/15	1,250	1,353
Plum Creek Timberlands LP	4.700%	3/15/21	1,300	1,236
Potash Corp. of Saskatchewan Inc.	4.875%	3/1/13	1,050	1,118
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	2,000	2,059
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,200	1,161
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	7,225	7,489
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200	205
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	1,225	1,230
PPG Industries Inc.	5.750%	3/15/13	1,050	1,139
PPG Industries Inc.	6.650%	3/15/18	1,950	2,244
Praxair Inc.	6.375%	4/1/12	525	560
Praxair Inc.	1.750%	11/15/12	1,050	1,065
Praxair Inc.	3.950%	6/1/13	200	212
Praxair Inc.	4.375%	3/31/14	825	882
Praxair Inc.	5.250%	11/15/14	2,000	2,223
Praxair Inc.	4.625%	3/30/15	1,050	1,145
Praxair Inc.	5.200%	3/15/17	325	358
Praxair Inc.	4.500%	8/15/19	1,600	1,681
Reliance Steel & Aluminum Co.	6.200%	11/15/16	100	104
Reliance Steel & Aluminum Co.	6.850%	11/15/36	100	93
Rio Tinto Alcan Inc.	4.875%	9/15/12	600	634
Rio Tinto Alcan Inc.	4.500%	5/15/13	1,850	1,976
Rio Tinto Alcan Inc.	5.200%	1/15/14	200	214
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	273
Rio Tinto Alcan Inc.	6.125%	12/15/33	2,725	2,910
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	4,625	5,599
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	2,000	2,324
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	12,700	17,062
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,375	1,687
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,250	1,223
Rohm and Haas Co.	6.000%	9/15/17	2,325	2,544
Sherwin-Williams Co.	3.125%	12/15/14	1,350	1,396
Sigma-Aldrich Corp.	3.375%	11/1/20	600	562
Southern Copper Corp.	5.375%	4/16/20	1,000	1,016
Southern Copper Corp.	7.500%	7/27/35	2,500	2,819
Southern Copper Corp.	6.750%	4/16/40	1,600	1,677
Teck Resources Ltd.	9.750%	5/15/14	2,846	3,540
Teck Resources Ltd.	10.250%	5/15/16	4,175	5,156
Teck Resources Ltd.	10.750%	5/15/19	4,050	5,265
Teck Resources Ltd.	6.000%	8/15/40	3,500	3,677
Vale Canada Ltd.	7.750%	5/15/12	175	188
Vale Canada Ltd.	5.700%	10/15/15	1,200	1,295
Vale Canada Ltd.	7.200%	9/15/32	325	347
Vale Overseas Ltd.	6.250%	1/11/16	625	694

41

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Vale Overseas Ltd.	6.250%	1/23/17	1,425	1,582
Vale Overseas Ltd.	5.625%	9/15/19	1,525	1,629
Vale Overseas Ltd.	4.625%	9/15/20	7,950	7,901
Vale Overseas Ltd.	8.250%	1/17/34	800	990
Vale Overseas Ltd.	6.875%	11/21/36	5,325	5,788
Vale Overseas Ltd.	6.875%	11/10/39	7,275	7,904
Valspar Corp.	7.250%	6/15/19	400	463
WMC Finance USA Ltd.	5.125%	5/15/13	575	621
Xstrata Canada Corp.	7.350%	6/5/12	475	509
Xstrata Canada Corp.	7.250%	7/15/12	1,375	1,476
Xstrata Canada Corp.	5.375%	6/1/15	100	107
Xstrata Canada Corp.	6.000%	10/15/15	325	356
Xstrata Canada Corp.	5.500%	6/15/17	1,975	2,091

CapitalGoods (1.0%)
3M Co.	4.500%	11/1/11	575	594
3M Co.	6.375%	2/15/28	1,300	1,504
3M Co.	5.700%	3/15/37	1,450	1,587
Acuity Brands Lighting Inc.	6.000%	12/15/19	800	840
Allied Waste North America Inc.	7.125%	5/15/16	6,550	6,927
5 BAE Systems Holdings Inc.	5.200%	8/15/15	100	108
Bemis Co. Inc.	4.875%	4/1/12	575	597
Bemis Co. Inc.	5.650%	8/1/14	7,225	7,875
Black & Decker Corp.	8.950%	4/15/14	2,300	2,740
Black & Decker Corp.	5.750%	11/15/16	625	695
Boeing Capital Corp.	6.500%	2/15/12	4,425	4,700
Boeing Capital Corp.	5.800%	1/15/13	1,475	1,607
Boeing Capital Corp.	3.250%	10/27/14	2,850	2,957
Boeing Co.	1.875%	11/20/12	2,050	2,087
Boeing Co.	5.000%	3/15/14	100	109
Boeing Co.	3.500%	2/15/15	3,250	3,408
Boeing Co.	6.000%	3/15/19	725	833
Boeing Co.	4.875%	2/15/20	950	1,021
Boeing Co.	8.750%	8/15/21	200	273
Boeing Co.	7.250%	6/15/25	325	396
Boeing Co.	8.750%	9/15/31	300	410
Boeing Co.	6.125%	2/15/33	225	246
Boeing Co.	6.625%	2/15/38	525	616
Boeing Co.	5.875%	2/15/40	1,075	1,167
Caterpillar Financial Services Corp.	4.850%	12/7/12	100	107
Caterpillar Financial Services Corp.	4.250%	2/8/13	1,725	1,822
Caterpillar Financial Services Corp.	2.000%	4/5/13	5,150	5,234
Caterpillar Financial Services Corp.	1.550%	12/20/13	1,425	1,427
Caterpillar Financial Services Corp.	6.125%	2/17/14	9,150	10,286
Caterpillar Financial Services Corp.	4.750%	2/17/15	1,350	1,476
Caterpillar Financial Services Corp.	4.625%	6/1/15	775	840
Caterpillar Financial Services Corp.	7.150%	2/15/19	13,450	16,519
Caterpillar Inc.	7.000%	12/15/13	425	493
Caterpillar Inc.	6.625%	7/15/28	200	233
Caterpillar Inc.	7.300%	5/1/31	675	845
Caterpillar Inc.	6.050%	8/15/36	2,161	2,420
Caterpillar Inc.	8.250%	12/15/38	200	284
Caterpillar Inc.	6.950%	5/1/42	325	396
Caterpillar Inc.	7.375%	3/1/97	1,825	2,192
Cooper US Inc.	5.250%	11/15/12	1,275	1,370

42

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cooper US Inc.	5.450%	4/1/15	950	1,055
Cooper US Inc.	2.375%	1/15/16	750	739
Cooper US Inc.	3.875%	12/15/20	1,000	979
CRH America Inc.	6.950%	3/15/12	1,825	1,946
CRH America Inc.	5.300%	10/15/13	450	481
CRH America Inc.	4.125%	1/15/16	3,800	3,766
CRH America Inc.	6.000%	9/30/16	4,500	4,796
CRH America Inc.	8.125%	7/15/18	3,275	3,800
CRH America Inc.	5.750%	1/15/21	3,975	3,904
Danaher Corp.	5.625%	1/15/18	850	964
Deere & Co.	6.950%	4/25/14	3,925	4,557
Deere & Co.	5.375%	10/16/29	2,800	2,946
Deere & Co.	8.100%	5/15/30	1,525	2,043
Deere & Co.	7.125%	3/3/31	975	1,197
Dover Corp.	4.875%	10/15/15	2,225	2,438
Dover Corp.	5.450%	3/15/18	2,250	2,498
Dover Corp.	5.375%	10/15/35	100	102
Dover Corp.	6.600%	3/15/38	975	1,165
Eaton Corp.	4.900%	5/15/13	2,175	2,338
Eaton Corp.	5.600%	5/15/18	1,755	1,934
Embraer Overseas Ltd.	6.375%	1/24/17	4,450	4,625
Embraer Overseas Ltd.	6.375%	1/15/20	575	607
Emerson Electric Co.	4.625%	10/15/12	1,800	1,917
Emerson Electric Co.	4.500%	5/1/13	1,275	1,370
Emerson Electric Co.	5.125%	12/1/16	2,125	2,389
Emerson Electric Co.	5.250%	10/15/18	2,200	2,441
Emerson Electric Co.	4.875%	10/15/19	2,275	2,458
Emerson Electric Co.	4.250%	11/15/20	950	982
Emerson Electric Co.	5.250%	11/15/39	2,875	2,898
General Dynamics Corp.	4.250%	5/15/13	2,850	3,052
General Dynamics Corp.	5.250%	2/1/14	3,450	3,799
General Electric Co.	5.000%	2/1/13	9,475	10,129
General Electric Co.	5.250%	12/6/17	16,775	18,044
Goodrich Corp.	6.290%	7/1/16	1,000	1,148
Goodrich Corp.	6.125%	3/1/19	3,600	4,056
Goodrich Corp.	4.875%	3/1/20	4,657	4,862
Goodrich Corp.	3.600%	2/1/21	850	804
Harsco Corp.	2.700%	10/15/15	1,000	975
Harsco Corp.	5.750%	5/15/18	4,800	5,239
Honeywell International Inc.	5.625%	8/1/12	1,300	1,397
Honeywell International Inc.	4.250%	3/1/13	475	507
Honeywell International Inc.	3.875%	2/15/14	375	398
Honeywell International Inc.	5.400%	3/15/16	425	481
Honeywell International Inc.	5.300%	3/15/17	1,375	1,514
Honeywell International Inc.	5.300%	3/1/18	175	195
Honeywell International Inc.	5.000%	2/15/19	2,375	2,599
Honeywell International Inc.	5.700%	3/15/36	1,600	1,724
Honeywell International Inc.	5.700%	3/15/37	350	383
Illinois Tool Works Inc.	5.150%	4/1/14	1,950	2,147
Illinois Tool Works Inc.	6.250%	4/1/19	2,650	3,094
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,425	1,573
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	5,175	6,223
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,850	2,126
John Deere Capital Corp.	5.350%	1/17/12	1,200	1,258
John Deere Capital Corp.	7.000%	3/15/12	6,025	6,470

43

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	John Deere Capital Corp.	5.250%	10/1/12	1,000	1,075
	John Deere Capital Corp.	4.950%	12/17/12	975	1,051
	John Deere Capital Corp.	4.900%	9/9/13	2,925	3,187
	John Deere Capital Corp.	2.950%	3/9/15	825	846
	John Deere Capital Corp.	5.500%	4/13/17	150	168
	John Deere Capital Corp.	2.800%	9/18/17	5,300	5,145
	John Deere Capital Corp.	5.750%	9/10/18	3,400	3,851
	Joy Global Inc.	6.000%	11/15/16	575	623
	L-3 Communications Corp.	5.200%	10/15/19	1,375	1,410
	L-3 Communications Corp.	4.750%	7/15/20	5,025	4,973
	Lafarge SA	6.500%	7/15/16	2,200	2,337
	Lafarge SA	7.125%	7/15/36	7,600	7,339
	Lockheed Martin Corp.	4.121%	3/14/13	625	662
	Lockheed Martin Corp.	7.650%	5/1/16	1,950	2,382
	Lockheed Martin Corp.	4.250%	11/15/19	1,800	1,821
	Lockheed Martin Corp.	6.150%	9/1/36	4,075	4,463
	Lockheed Martin Corp.	5.500%	11/15/39	900	920
5	Lockheed Martin Corp.	5.720%	6/1/40	126	130
	Martin Marietta Materials Inc.	6.600%	4/15/18	1,850	1,995
	Northrop Grumman Corp.	3.500%	3/15/21	325	302
	Northrop Grumman Systems Corp.	7.750%	2/15/31	1,295	1,676
	Owens Corning	6.500%	12/1/16	4,900	5,175
	Owens Corning	9.000%	6/15/19	1,500	1,755
	Owens Corning	7.000%	12/1/36	325	331
	Parker Hannifin Corp.	5.500%	5/15/18	450	500
	Parker Hannifin Corp.	3.500%	9/15/22	1,625	1,522
	Parker Hannifin Corp.	6.250%	5/15/38	550	623
	Raytheon Co.	1.625%	10/15/15	500	480
	Raytheon Co.	6.400%	12/15/18	100	116
	Raytheon Co.	4.400%	2/15/20	500	511
	Raytheon Co.	3.125%	10/15/20	750	689
	Raytheon Co.	7.200%	8/15/27	1,225	1,504
	Raytheon Co.	4.875%	10/15/40	400	376
	Republic Services Inc.	5.500%	9/15/19	4,000	4,364
	Republic Services Inc.	5.000%	3/1/20	3,925	4,129
	Republic Services Inc.	5.250%	11/15/21	3,375	3,555
	Republic Services Inc.	6.086%	3/15/35	825	840
	Republic Services Inc.	6.200%	3/1/40	1,425	1,548
	Rockwell Automation Inc.	5.650%	12/1/17	600	671
	Rockwell Automation Inc.	6.700%	1/15/28	425	489
	Rockwell Automation Inc.	6.250%	12/1/37	1,500	1,658
	Rockwell Collins Inc.	5.250%	7/15/19	275	296
	Roper Industries Inc.	6.625%	8/15/13	3,175	3,534
	Roper Industries Inc.	6.250%	9/1/19	1,500	1,665
	Sonoco Products Co.	5.750%	11/1/40	1,700	1,637
3,5	Systems 2001 AT LLC	7.156%	12/15/11	155	161
	Textron Inc.	5.600%	12/1/17	325	342
	Tyco International Finance SA	6.000%	11/15/13	1,275	1,415
	Tyco International Finance SA	3.375%	10/15/15	550	561
	Tyco International Ltd. /
	Tyco International Finance SA	7.000%	12/15/19	2,375	2,832
	Tyco International Ltd. /
	Tyco International Finance SA	6.875%	1/15/21	3,000	3,604
	United Technologies Corp.	6.100%	5/15/12	175	188
	United Technologies Corp.	4.875%	5/1/15	200	221

44

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Technologies Corp.	5.375%	12/15/17	4,925	5,575
United Technologies Corp.	6.125%	2/1/19	2,350	2,747
United Technologies Corp.	4.500%	4/15/20	1,550	1,629
United Technologies Corp.	6.700%	8/1/28	325	385
United Technologies Corp.	7.500%	9/15/29	825	1,050
United Technologies Corp.	5.400%	5/1/35	4,025	4,109
United Technologies Corp.	6.050%	6/1/36	1,525	1,707
United Technologies Corp.	6.125%	7/15/38	6,800	7,785
United Technologies Corp.	5.700%	4/15/40	2,125	2,319
Vulcan Materials Co.	6.300%	6/15/13	950	1,006
Vulcan Materials Co.	7.000%	6/15/18	1,550	1,624
Waste Management Inc.	6.375%	11/15/12	325	354
Waste Management Inc.	5.000%	3/15/14	350	378
Waste Management Inc.	6.375%	3/11/15	1,550	1,762
Waste Management Inc.	7.375%	3/11/19	3,750	4,542
Waste Management Inc.	7.100%	8/1/26	325	376
Waste Management Inc.	7.750%	5/15/32	100	123
Waste Management Inc.	6.125%	11/30/39	4,175	4,427

Communication (2.1%)
America Movil SAB de CV	5.500%	3/1/14	650	704
America Movil SAB de CV	5.750%	1/15/15	1,375	1,526
America Movil SAB de CV	5.000%	3/30/20	1,100	1,145
America Movil SAB de CV	6.375%	3/1/35	2,275	2,506
America Movil SAB de CV	6.125%	11/15/37	1,575	1,681
America Movil SAB de CV	6.125%	3/30/40	4,025	4,295
American Tower Corp.	4.625%	4/1/15	3,550	3,709
American Tower Corp.	4.500%	1/15/18	5,000	4,944
AT&T Corp.	8.000%	11/15/31	5,699	7,175
AT&T Inc.	5.875%	2/1/12	1,975	2,081
AT&T Inc.	5.875%	8/15/12	1,925	2,077
AT&T Inc.	4.950%	1/15/13	4,450	4,774
AT&T Inc.	6.700%	11/15/13	11,325	12,889
AT&T Inc.	4.850%	2/15/14	4,200	4,529
AT&T Inc.	5.100%	9/15/14	5,775	6,322
AT&T Inc.	2.500%	8/15/15	16,700	16,674
AT&T Inc.	5.625%	6/15/16	5,225	5,871
AT&T Inc.	5.500%	2/1/18	1,600	1,769
AT&T Inc.	5.600%	5/15/18	1,225	1,365
AT&T Inc.	5.800%	2/15/19	1,425	1,604
AT&T Inc.	6.450%	6/15/34	2,025	2,150
AT&T Inc.	6.500%	9/1/37	12,125	13,136
AT&T Inc.	6.300%	1/15/38	12,725	13,450
AT&T Inc.	6.400%	5/15/38	2,675	2,864
AT&T Inc.	6.550%	2/15/39	4,125	4,517
5 AT&T Inc.	5.350%	9/1/40	14,763	13,814
AT&T Mobility LLC	7.125%	12/15/31	3,575	4,200
Bellsouth Capital Funding Corp.	7.875%	2/15/30	3,200	3,899
BellSouth Corp.	5.200%	9/15/14	425	464
BellSouth Corp.	5.200%	12/15/16	1,875	2,069
BellSouth Corp.	6.875%	10/15/31	1,625	1,773
BellSouth Corp.	6.550%	6/15/34	1,750	1,848
BellSouth Corp.	6.000%	11/15/34	1,175	1,161
BellSouth Telecommunications Inc.	6.375%	6/1/28	2,750	2,913
British Telecommunications plc	5.150%	1/15/13	825	879

45

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
British Telecommunications plc	5.950%	1/15/18	4,525	4,948
British Telecommunications plc	9.875%	12/15/30	6,225	8,276
CBS Corp.	5.625%	8/15/12	44	47
CBS Corp.	4.625%	5/15/18	100	99
CBS Corp.	8.875%	5/15/19	1,100	1,384
CBS Corp.	5.750%	4/15/20	11,975	12,719
CBS Corp.	7.875%	7/30/30	450	529
CBS Corp.	5.500%	5/15/33	200	183
Cellco Partnership / Verizon Wireless Capital LLC	5.250%	2/1/12	3,050	3,194
Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	9,275	10,764
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	6,944	7,685
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	11,950	15,652
CenturyLink Inc.	6.000%	4/1/17	100	104
CenturyLink Inc.	6.150%	9/15/19	1,675	1,692
CenturyLink Inc.	6.875%	1/15/28	300	289
CenturyLink Inc.	7.600%	9/15/39	1,800	1,800
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	55	63
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,000	2,760
Comcast Cable Communications LLC	6.750%	1/30/11	5,325	5,348
Comcast Cable Communications LLC	8.875%	5/1/17	975	1,218
Comcast Corp.	5.300%	1/15/14	1,850	2,014
Comcast Corp.	6.500%	1/15/15	1,350	1,538
Comcast Corp.	5.900%	3/15/16	6,650	7,443
Comcast Corp.	6.500%	1/15/17	150	173
Comcast Corp.	6.300%	11/15/17	3,475	3,980
Comcast Corp.	5.875%	2/15/18	3,800	4,228
Comcast Corp.	5.700%	5/15/18	4,625	5,070
Comcast Corp.	5.700%	7/1/19	1,275	1,394
Comcast Corp.	5.150%	3/1/20	5,000	5,254
Comcast Corp.	5.650%	6/15/35	2,450	2,378
Comcast Corp.	6.500%	11/15/35	16,100	17,248
Comcast Corp.	6.450%	3/15/37	1,825	1,946
Comcast Corp.	6.950%	8/15/37	1,500	1,700
Comcast Corp.	6.400%	5/15/38	1,975	2,095
Comcast Corp.	6.400%	3/1/40	500	535
COX Communications Inc.	7.125%	10/1/12	2,625	2,875
COX Communications Inc.	5.450%	12/15/14	8,200	9,014
COX Communications Inc.	5.500%	10/1/15	100	110
Deutsche Telekom International Finance BV	5.875%	8/20/13	5,400	5,957
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,775	1,908
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,500	2,812
Deutsche Telekom International Finance BV	6.750%	8/20/18	100	118
Deutsche Telekom International Finance BV	6.000%	7/8/19	7,525	8,550
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,075	4,121
DIRECTV Holdings LLC	3.550%	3/15/15	6,425	6,518
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	4.750%	10/1/14	1,550	1,652
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	7.625%	5/15/16	750	831
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	5.875%	10/1/19	12,975	14,117
Discovery Communications LLC	6.350%	6/1/40	4,060	4,375
Embarq Corp.	7.082%	6/1/16	6,050	6,741
Embarq Corp.	7.995%	6/1/36	8,869	9,711
France Telecom SA	4.375%	7/8/14	3,850	4,124

46

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
France Telecom SA	5.375%	7/8/19	1,725	1,923
France Telecom SA	8.500%	3/1/31	4,275	5,789
Grupo Televisa SA	6.625%	3/18/25	1,300	1,461
Grupo Televisa SA	8.500%	3/11/32	200	251
Grupo Televisa SA	6.625%	1/15/40	500	542
GTE Corp.	8.750%	11/1/21	950	1,237
GTE Corp.	6.940%	4/15/28	1,050	1,174
Koninklijke KPN NV	8.375%	10/1/30	1,550	2,027
McGraw-Hill Cos. Inc.	5.375%	11/15/12	750	793
McGraw-Hill Cos. Inc.	5.900%	11/15/17	1,750	1,905
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,600	1,713
5 NBC Universal Inc.	2.100%	4/1/14	3,700	3,694
5 NBC Universal Inc.	3.650%	4/30/15	3,250	3,331
5 NBC Universal Inc.	5.150%	4/30/20	7,550	7,839
5 NBC Universal Inc.	6.400%	4/30/40	8,200	8,595
New Cingular Wireless Services Inc.	8.125%	5/1/12	10,375	11,340
New Cingular Wireless Services Inc.	8.750%	3/1/31	925	1,260
News America Holdings Inc.	8.000%	10/17/16	1,450	1,778
News America Holdings Inc.	7.700%	10/30/25	200	230
News America Holdings Inc.	8.150%	10/17/36	625	767
News America Holdings Inc.	7.750%	12/1/45	425	499
News America Inc.	5.300%	12/15/14	4,650	5,141
^ News America Inc.	5.650%	8/15/20	4,000	4,476
News America Inc.	6.550%	3/15/33	4,500	4,803
News America Inc.	6.200%	12/15/34	5,500	5,749
News America Inc.	6.400%	12/15/35	4,200	4,503
News America Inc.	6.650%	11/15/37	3,000	3,324
News America Inc.	7.850%	3/1/39	250	313
News America Inc.	6.900%	8/15/39	1,850	2,111
Omnicom Group Inc.	5.900%	4/15/16	1,225	1,367
Omnicom Group Inc.	4.450%	8/15/20	4,550	4,456
Pacific Bell Telephone Co.	7.125%	3/15/26	425	491
Qwest Corp.	8.875%	3/15/12	1,725	1,867
Qwest Corp.	7.500%	10/1/14	2,625	2,947
Qwest Corp.	8.375%	5/1/16	2,675	3,170
Qwest Corp.	6.500%	6/1/17	1,125	1,216
Qwest Corp.	7.500%	6/15/23	1,325	1,317
Qwest Corp.	7.250%	9/15/25	1,400	1,472
Qwest Corp.	6.875%	9/15/33	2,900	2,842
Qwest Corp.	7.125%	11/15/43	4,500	4,382
Reed Elsevier Capital Inc.	4.625%	6/15/12	375	390
Reed Elsevier Capital Inc.	7.750%	1/15/14	1,300	1,491
Reed Elsevier Capital Inc.	8.625%	1/15/19	1,275	1,627
Rogers Communications Inc.	7.250%	12/15/12	850	945
Rogers Communications Inc.	6.375%	3/1/14	5,275	5,906
Rogers Communications Inc.	5.500%	3/15/14	1,750	1,903
Rogers Communications Inc.	6.800%	8/15/18	2,600	3,117
Rogers Communications Inc.	7.500%	8/15/38	100	125
RR Donnelley & Sons Co.	4.950%	4/1/14	400	409
RR Donnelley & Sons Co.	5.500%	5/15/15	425	437
RR Donnelley & Sons Co.	8.600%	8/15/16	4,000	4,576
RR Donnelley & Sons Co.	6.125%	1/15/17	2,000	2,045
RR Donnelley & Sons Co.	7.625%	6/15/20	300	322
TCI Communications Inc.	8.750%	8/1/15	4,175	5,148
TCI Communications Inc.	7.875%	2/15/26	300	357

47

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Telecom Italia Capital SA	5.250%	11/15/13	6,750	7,039
Telecom Italia Capital SA	6.175%	6/18/14	1,475	1,570
Telecom Italia Capital SA	4.950%	9/30/14	7,475	7,655
Telecom Italia Capital SA	5.250%	10/1/15	3,500	3,569
Telecom Italia Capital SA	6.999%	6/4/18	200	211
Telecom Italia Capital SA	7.175%	6/18/19	4,150	4,445
Telecom Italia Capital SA	6.375%	11/15/33	2,875	2,474
Telecom Italia Capital SA	6.000%	9/30/34	200	167
Telecom Italia Capital SA	7.200%	7/18/36	1,100	1,039
Telecom Italia Capital SA	7.721%	6/4/38	11,325	11,203
Telefonica Emisiones SAU	5.855%	2/4/13	6,525	6,952
Telefonica Emisiones SAU	4.949%	1/15/15	3,775	3,910
Telefonica Emisiones SAU	6.421%	6/20/16	4,975	5,439
Telefonica Emisiones SAU	5.877%	7/15/19	7,375	7,568
Telefonica Emisiones SAU	7.045%	6/20/36	4,300	4,413
Telefonica Europe BV	8.250%	9/15/30	1,500	1,753
Telefonos de Mexico SAB de CV	5.500%	1/27/15	5,725	6,186
Thomson Reuters Corp.	5.950%	7/15/13	725	805
Thomson Reuters Corp.	5.700%	10/1/14	5,075	5,636
Thomson Reuters Corp.	6.500%	7/15/18	250	291
Thomson Reuters Corp.	4.700%	10/15/19	1,625	1,710
Thomson Reuters Corp.	5.500%	8/15/35	1,500	1,511
Thomson Reuters Corp.	5.850%	4/15/40	1,400	1,461
Time Warner Cable Inc.	5.400%	7/2/12	4,625	4,906
Time Warner Cable Inc.	6.200%	7/1/13	2,775	3,081
Time Warner Cable Inc.	8.250%	2/14/14	875	1,020
Time Warner Cable Inc.	7.500%	4/1/14	2,825	3,248
Time Warner Cable Inc.	3.500%	2/1/15	925	950
Time Warner Cable Inc.	5.850%	5/1/17	9,600	10,699
Time Warner Cable Inc.	6.750%	7/1/18	9,150	10,644
Time Warner Cable Inc.	8.750%	2/14/19	3,100	3,953
Time Warner Cable Inc.	8.250%	4/1/19	12,550	15,526
Time Warner Cable Inc.	5.000%	2/1/20	1,900	1,955
Time Warner Cable Inc.	6.550%	5/1/37	1,525	1,625
Time Warner Cable Inc.	6.750%	6/15/39	1,815	2,001
Time Warner Cable Inc.	5.875%	11/15/40	6,600	6,534
Time Warner Entertainment Co. LP	10.150%	5/1/12	375	416
Time Warner Entertainment Co. LP	8.875%	10/1/12	550	618
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,007
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,975	3,735
United States Cellular Corp.	6.700%	12/15/33	1,025	996
Verizon Communications Inc.	4.350%	2/15/13	200	213
Verizon Communications Inc.	5.250%	4/15/13	4,575	4,985
Verizon Communications Inc.	4.900%	9/15/15	575	632
Verizon Communications Inc.	5.550%	2/15/16	7,400	8,260
Verizon Communications Inc.	5.500%	2/15/18	17,750	19,570
Verizon Communications Inc.	6.100%	4/15/18	3,625	4,117
Verizon Communications Inc.	8.750%	11/1/18	1,775	2,320
Verizon Communications Inc.	6.350%	4/1/19	5,750	6,647
Verizon Communications Inc.	5.850%	9/15/35	5,150	5,323
Verizon Communications Inc.	6.250%	4/1/37	1,675	1,805
Verizon Communications Inc.	6.400%	2/15/38	4,471	4,949
Verizon Communications Inc.	6.900%	4/15/38	4,625	5,398
Verizon Communications Inc.	8.950%	3/1/39	4,300	6,147
Verizon Global Funding Corp.	6.875%	6/15/12	5,750	6,244

48

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Verizon Global Funding Corp.	7.375%	9/1/12	1,700	1,880
Verizon Global Funding Corp.	4.375%	6/1/13	200	215
Verizon Global Funding Corp.	7.750%	12/1/30	4,600	5,729
Verizon Maryland Inc.	6.125%	3/1/12	100	106
Verizon Maryland Inc.	5.125%	6/15/33	175	154
Verizon New England Inc.	7.875%	11/15/29	1,225	1,326
Verizon New Jersey Inc.	5.875%	1/17/12	1,700	1,780
Verizon New York Inc.	6.875%	4/1/12	900	961
Verizon New York Inc.	7.375%	4/1/32	650	723
Verizon Virginia Inc.	4.625%	3/15/13	1,725	1,818
Vodafone Group plc	5.350%	2/27/12	1,375	1,444
Vodafone Group plc	5.000%	12/16/13	475	518
Vodafone Group plc	5.375%	1/30/15	6,775	7,451
Vodafone Group plc	5.000%	9/15/15	1,175	1,280
Vodafone Group plc	5.750%	3/15/16	1,825	2,045
Vodafone Group plc	5.625%	2/27/17	5,000	5,580
Vodafone Group plc	7.875%	2/15/30	1,525	1,907
Vodafone Group plc	6.250%	11/30/32	2,675	2,862
Vodafone Group plc	6.150%	2/27/37	2,625	2,812
Washington Post Co.	7.250%	2/1/19	875	996
WPP Finance UK	5.875%	6/15/14	6,125	6,619
WPP Finance UK	8.000%	9/15/14	2,625	3,024

Consumer Cyclical (1.0%)
AutoZone Inc.	6.500%	1/15/14	2,000	2,218
AutoZone Inc.	5.750%	1/15/15	2,400	2,641
Best Buy Co. Inc.	6.750%	7/15/13	2,875	3,158
BorgWarner Inc.	4.625%	9/15/20	400	393
Costco Wholesale Corp.	5.500%	3/15/17	3,500	3,975
CVS Caremark Corp.	4.875%	9/15/14	1,675	1,816
CVS Caremark Corp.	3.250%	5/18/15	2,100	2,135
CVS Caremark Corp.	6.125%	8/15/16	2,375	2,691
CVS Caremark Corp.	6.600%	3/15/19	6,065	7,107
CVS Caremark Corp.	4.750%	5/18/20	1,000	1,037
CVS Caremark Corp.	6.250%	6/1/27	10,150	11,225
3 CVS Caremark Corp.	6.302%	6/1/37	1,550	1,499
CVS Caremark Corp.	6.125%	9/15/39	3,300	3,518
Daimler Finance North America LLC	7.300%	1/15/12	7,050	7,508
Daimler Finance North America LLC	6.500%	11/15/13	7,100	8,034
Daimler Finance North America LLC	8.500%	1/18/31	4,700	6,228
Darden Restaurants Inc.	5.625%	10/15/12	2,675	2,864
Darden Restaurants Inc.	6.200%	10/15/17	1,850	2,062
Darden Restaurants Inc.	6.800%	10/15/37	6,450	6,928
eBay Inc.	0.875%	10/15/13	1,150	1,137
eBay Inc.	1.625%	10/15/15	1,150	1,105
eBay Inc.	3.250%	10/15/20	1,175	1,092
Expedia Inc.	7.456%	8/15/18	250	283
Expedia Inc.	5.950%	8/15/20	1,400	1,406
Historic TW Inc.	9.150%	2/1/23	3,425	4,496
Historic TW Inc.	6.625%	5/15/29	2,925	3,232
Home Depot Inc.	5.250%	12/16/13	6,050	6,641
Home Depot Inc.	5.400%	3/1/16	6,175	6,907
Home Depot Inc.	5.875%	12/16/36	2,250	2,342
International Game Technology	7.500%	6/15/19	875	991
International Game Technology	5.500%	6/15/20	1,030	1,042

49

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Johnson Controls Inc.	5.000%	3/30/20	2,300	2,442
Johnson Controls Inc.	6.000%	1/15/36	350	358
Kohl’s Corp.	6.250%	12/15/17	850	980
Kohl’s Corp.	6.000%	1/15/33	300	305
Kohl’s Corp.	6.875%	12/15/37	700	805
Lowe’s Cos. Inc.	5.600%	9/15/12	850	917
Lowe’s Cos. Inc.	5.400%	10/15/16	1,925	2,186
Lowe’s Cos. Inc.	6.100%	9/15/17	875	1,013
Lowe’s Cos. Inc.	4.625%	4/15/20	2,675	2,810
Lowe’s Cos. Inc.	6.875%	2/15/28	350	405
Lowe’s Cos. Inc.	6.500%	3/15/29	1,050	1,177
Lowe’s Cos. Inc.	5.800%	10/15/36	2,175	2,296
Lowe’s Cos. Inc.	5.800%	4/15/40	1,775	1,882
Marriott International Inc.	4.625%	6/15/12	1,000	1,038
Marriott International Inc.	5.625%	2/15/13	850	907
Marriott International Inc.	6.200%	6/15/16	550	604
Marriott International Inc.	6.375%	6/15/17	650	730
McDonald’s Corp.	5.300%	3/15/17	300	333
McDonald’s Corp.	5.800%	10/15/17	1,825	2,107
McDonald’s Corp.	5.350%	3/1/18	1,875	2,107
McDonald’s Corp.	5.000%	2/1/19	4,525	4,953
McDonald’s Corp.	6.300%	10/15/37	750	881
McDonald’s Corp.	6.300%	3/1/38	1,825	2,146
McDonald’s Corp.	5.700%	2/1/39	850	926
MDC Holdings Inc.	5.500%	5/15/13	750	787
Nordstrom Inc.	6.750%	6/1/14	175	198
Nordstrom Inc.	6.250%	1/15/18	5,625	6,332
Nordstrom Inc.	4.750%	5/1/20	1,200	1,215
Nordstrom Inc.	6.950%	3/15/28	425	470
Nordstrom Inc.	7.000%	1/15/38	475	540
PACCAR Financial Corp.	1.950%	12/17/12	2,150	2,188
PACCAR Inc.	6.875%	2/15/14	1,200	1,370
Staples Inc.	9.750%	1/15/14	6,300	7,607
Target Corp.	5.875%	3/1/12	1,825	1,931
Target Corp.	5.125%	1/15/13	625	674
Target Corp.	4.000%	6/15/13	600	641
Target Corp.	5.875%	7/15/16	3,575	4,131
Target Corp.	5.375%	5/1/17	100	112
Target Corp.	6.000%	1/15/18	2,250	2,609
Target Corp.	7.000%	7/15/31	1,425	1,697
Target Corp.	6.350%	11/1/32	2,075	2,327
Target Corp.	6.500%	10/15/37	2,400	2,803
Target Corp.	7.000%	1/15/38	11,800	14,592
Time Warner Cos. Inc.	7.570%	2/1/24	325	394
Time Warner Cos. Inc.	6.950%	1/15/28	150	169
Time Warner Inc.	3.150%	7/15/15	5,600	5,677
Time Warner Inc.	5.875%	11/15/16	2,525	2,844
Time Warner Inc.	4.875%	3/15/20	3,975	4,135
Time Warner Inc.	4.700%	1/15/21	2,350	2,390
Time Warner Inc.	7.625%	4/15/31	3,700	4,475
Time Warner Inc.	7.700%	5/1/32	7,850	9,610
Time Warner Inc.	6.500%	11/15/36	1,900	2,078
Time Warner Inc.	6.200%	3/15/40	950	1,006
Time Warner Inc.	6.100%	7/15/40	1,725	1,804
TJX Cos. Inc.	4.200%	8/15/15	6,265	6,719

50

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
TJX Cos. Inc.	6.950%	4/15/19	5,650	6,864
Toll Brothers Finance Corp.	6.875%	11/15/12	16	17
Toll Brothers Finance Corp.	5.950%	9/15/13	18	19
Toll Brothers Finance Corp.	5.150%	5/15/15	1,000	1,018
Toll Brothers Finance Corp.	6.750%	11/1/19	1,350	1,396
Toyota Motor Credit Corp.	3.200%	6/17/15	5,500	5,701
VF Corp.	5.950%	11/1/17	850	949
VF Corp.	6.450%	11/1/37	850	944
Viacom Inc.	4.375%	9/15/14	375	399
Viacom Inc.	6.250%	4/30/16	1,625	1,851
Viacom Inc.	6.125%	10/5/17	1,250	1,408
Viacom Inc.	5.625%	9/15/19	12,235	13,599
Viacom Inc.	6.875%	4/30/36	100	113
Wal-Mart Stores Inc.	4.250%	4/15/13	25	27
Wal-Mart Stores Inc.	4.550%	5/1/13	2,250	2,422
Wal-Mart Stores Inc.	7.250%	6/1/13	550	627
Wal-Mart Stores Inc.	3.200%	5/15/14	2,100	2,196
Wal-Mart Stores Inc.	2.875%	4/1/15	2,425	2,486
Wal-Mart Stores Inc.	4.500%	7/1/15	2,225	2,425
Wal-Mart Stores Inc.	2.250%	7/8/15	1,275	1,268
Wal-Mart Stores Inc.	1.500%	10/25/15	6,250	5,983
Wal-Mart Stores Inc.	5.375%	4/5/17	625	708
Wal-Mart Stores Inc.	5.800%	2/15/18	5,625	6,449
Wal-Mart Stores Inc.	3.625%	7/8/20	3,950	3,847
Wal-Mart Stores Inc.	3.250%	10/25/20	6,205	5,860
Wal-Mart Stores Inc.	5.875%	4/5/27	8,150	9,056
Wal-Mart Stores Inc.	7.550%	2/15/30	3,650	4,709
Wal-Mart Stores Inc.	5.250%	9/1/35	1,425	1,435
Wal-Mart Stores Inc.	6.500%	8/15/37	7,925	9,341
Wal-Mart Stores Inc.	6.200%	4/15/38	5,525	6,241
Wal-Mart Stores Inc.	5.625%	4/1/40	1,700	1,814
Wal-Mart Stores Inc.	4.875%	7/8/40	875	835
Wal-Mart Stores Inc.	5.000%	10/25/40	3,500	3,396
Walgreen Co.	4.875%	8/1/13	3,575	3,912
Walgreen Co.	5.250%	1/15/19	1,675	1,862
Walt Disney Co.	6.375%	3/1/12	700	746
Walt Disney Co.	4.700%	12/1/12	100	107
Walt Disney Co.	4.500%	12/15/13	2,300	2,511
Walt Disney Co.	6.200%	6/20/14	2,000	2,288
Walt Disney Co.	5.625%	9/15/16	3,425	3,936
Walt Disney Co.	5.875%	12/15/17	1,875	2,165
Walt Disney Co.	7.000%	3/1/32	325	400
Western Union Co.	6.500%	2/26/14	3,275	3,663
Western Union Co.	5.930%	10/1/16	1,825	2,046
Western Union Co.	5.253%	4/1/20	240	247
Western Union Co.	6.200%	11/17/36	850	842
Western Union Co.	6.200%	6/21/40	1,100	1,089
Yum! Brands Inc.	7.700%	7/1/12	775	844
Yum! Brands Inc.	4.250%	9/15/15	2,000	2,111
Yum! Brands Inc.	6.250%	4/15/16	100	113
Yum! Brands Inc.	6.250%	3/15/18	1,750	1,984
Yum! Brands Inc.	3.875%	11/1/20	1,175	1,127
Yum! Brands Inc.	6.875%	11/15/37	1,350	1,543

51

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consumer Noncyclical (2.5%)
Abbott Laboratories	5.150%	11/30/12	1,100	1,190
Abbott Laboratories	4.350%	3/15/14	2,075	2,232
Abbott Laboratories	2.700%	5/27/15	7,925	8,065
Abbott Laboratories	5.875%	5/15/16	4,900	5,646
Abbott Laboratories	5.600%	11/30/17	4,450	5,095
Abbott Laboratories	5.125%	4/1/19	925	1,017
Abbott Laboratories	4.125%	5/27/20	3,000	3,055
Abbott Laboratories	6.150%	11/30/37	5,600	6,387
Abbott Laboratories	6.000%	4/1/39	575	648
Allergan Inc.	5.750%	4/1/16	400	457
Altria Group Inc.	8.500%	11/10/13	8,450	10,002
Altria Group Inc.	7.750%	2/6/14	4,600	5,284
Altria Group Inc.	9.700%	11/10/18	3,300	4,350
Altria Group Inc.	9.250%	8/6/19	75	98
Altria Group Inc.	9.950%	11/10/38	14,800	20,767
Altria Group Inc.	10.200%	2/6/39	6,900	9,918
AmerisourceBergen Corp.	5.625%	9/15/12	425	453
AmerisourceBergen Corp.	5.875%	9/15/15	7,375	8,152
AmerisourceBergen Corp.	4.875%	11/15/19	975	992
Amgen Inc.	4.850%	11/18/14	9,375	10,297
Amgen Inc.	5.850%	6/1/17	7,750	8,840
Amgen Inc.	5.700%	2/1/19	25	29
Amgen Inc.	3.450%	10/1/20	825	785
Amgen Inc.	6.375%	6/1/37	1,350	1,529
Amgen Inc.	6.400%	2/1/39	2,725	3,118
Amgen Inc.	5.750%	3/15/40	1,700	1,801
Amgen Inc.	4.950%	10/1/41	1,275	1,199
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	1,150	1,211
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	1,375	1,519
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	6,307	6,927
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	775	900
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	2,905	3,005
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	4,000	4,128
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	3,800	3,879
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	4,000	4,220
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	11,100	12,082
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,600	2,747
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,825	3,228
Archer-Daniels-Midland Co.	8.375%	4/15/17	100	125
Archer-Daniels-Midland Co.	5.450%	3/15/18	2,975	3,313
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,775	1,920
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,850	1,857
AstraZeneca plc	5.400%	9/15/12	3,150	3,397
AstraZeneca plc	5.400%	6/1/14	2,925	3,255
AstraZeneca plc	5.900%	9/15/17	5,125	5,923
AstraZeneca plc	6.450%	9/15/37	7,110	8,389
Avon Products Inc.	6.500%	3/1/19	2,650	3,083
Baxter International Inc.	5.900%	9/1/16	875	1,012
Baxter International Inc.	6.250%	12/1/37	3,675	4,203
Becton Dickinson and Co.	5.000%	5/15/19	450	489
Biogen Idec Inc.	6.000%	3/1/13	750	810
Biogen Idec Inc.	6.875%	3/1/18	4,300	4,838
Bottling Group LLC	4.625%	11/15/12	5,025	5,372
Bottling Group LLC	5.000%	11/15/13	2,700	2,972

52

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bottling Group LLC	6.950%	3/15/14	4,225	4,886
Bottling Group LLC	5.500%	4/1/16	4,050	4,616
Bottling Group LLC	5.125%	1/15/19	1,500	1,638
Bristol-Myers Squibb Co.	5.250%	8/15/13	650	717
Bristol-Myers Squibb Co.	5.450%	5/1/18	800	906
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	125
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	120
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,888	3,196
Bristol-Myers Squibb Co.	6.125%	5/1/38	475	547
Bristol-Myers Squibb Co.	6.875%	8/1/97	325	363
Bunge Ltd. Finance Corp.	5.100%	7/15/15	575	595
Bunge Ltd. Finance Corp.	8.500%	6/15/19	13,150	15,457
Campbell Soup Co.	3.050%	7/15/17	525	527
Cardinal Health Inc.	5.650%	6/15/12	17	18
Cardinal Health Inc.	4.000%	6/15/15	100	103
Cardinal Health Inc.	4.625%	12/15/20	4,700	4,666
CareFusion Corp.	4.125%	8/1/12	350	364
CareFusion Corp.	5.125%	8/1/14	1,985	2,139
CareFusion Corp.	6.375%	8/1/19	4,850	5,477
Celgene Corp.	2.450%	10/15/15	750	729
Celgene Corp.	3.950%	10/15/20	500	475
Celgene Corp.	5.700%	10/15/40	600	578
Church & Dwight Co. Inc.	3.350%	12/15/15	1,000	1,003
Cia de Bebidas das Americas	8.750%	9/15/13	1,450	1,672
Clorox Co.	5.450%	10/15/12	1,635	1,752
Clorox Co.	5.000%	1/15/15	525	569
Clorox Co.	3.550%	11/1/15	1,850	1,907
Clorox Co.	5.950%	10/15/17	8,722	9,757
Coca-Cola Co.	0.750%	11/15/13	6,200	6,127
Coca-Cola Co.	5.350%	11/15/17	2,850	3,218
Coca-Cola Co.	4.875%	3/15/19	5,910	6,468
Coca-Cola Co.	3.150%	11/15/20	1,100	1,031
Coca-Cola Enterprises Inc.	2.125%	9/15/15	800	777
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	775	798
Coca-Cola HBC Finance BV	5.125%	9/17/13	325	348
Coca-Cola HBC Finance BV	5.500%	9/17/15	3,500	3,801
Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	2,900	3,175
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	4,425	5,149
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	2,200	2,371
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	1,800	2,468
ConAgra Foods Inc.	5.875%	4/15/14	1,295	1,427
ConAgra Foods Inc.	5.819%	6/15/17	225	245
ConAgra Foods Inc.	7.125%	10/1/26	450	513
ConAgra Foods Inc.	7.000%	10/1/28	250	280
Corn Products International Inc.	3.200%	11/1/15	1,700	1,711
Corn Products International Inc.	4.625%	11/1/20	1,215	1,195
Corn Products International Inc.	6.625%	4/15/37	575	599
Covidien International Finance SA	5.450%	10/15/12	725	781
Covidien International Finance SA	1.875%	6/15/13	8,000	8,079
Covidien International Finance SA	6.000%	10/15/17	1,525	1,735
Covidien International Finance SA	6.550%	10/15/37	3,980	4,689
CR Bard Inc.	6.700%	12/1/26	1,800	2,145
Delhaize Group SA	5.875%	2/1/14	1,400	1,540
5 Delhaize Group SA	5.700%	10/1/40	887	839
Diageo Capital plc	5.200%	1/30/13	2,425	2,616

53

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Diageo Capital plc	5.500%	9/30/16	425	477
Diageo Capital plc	5.750%	10/23/17	3,000	3,427
Diageo Capital plc	4.828%	7/15/20	3,100	3,282
Diageo Capital plc	5.875%	9/30/36	200	212
Diageo Finance BV	5.300%	10/28/15	1,800	2,003
Diageo Investment Corp.	7.450%	4/15/35	200	244
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	1,125	1,151
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	525	578
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	420	499
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	425	526
Eli Lilly & Co.	3.550%	3/6/12	3,100	3,202
Eli Lilly & Co.	6.000%	3/15/12	950	1,012
Eli Lilly & Co.	4.200%	3/6/14	2,200	2,357
Eli Lilly & Co.	5.200%	3/15/17	2,625	2,914
Eli Lilly & Co.	5.500%	3/15/27	2,150	2,294
Eli Lilly & Co.	5.550%	3/15/37	1,100	1,155
Estee Lauder Cos. Inc.	6.000%	5/15/37	200	213
Express Scripts Inc.	5.250%	6/15/12	1,625	1,718
Express Scripts Inc.	6.250%	6/15/14	4,700	5,249
Express Scripts Inc.	7.250%	6/15/19	650	768
Fortune Brands Inc.	3.000%	6/1/12	4,000	4,057
Fortune Brands Inc.	6.375%	6/15/14	1,300	1,406
Fortune Brands Inc.	5.375%	1/15/16	1,500	1,546
Fortune Brands Inc.	5.875%	1/15/36	875	763
Genentech Inc.	4.750%	7/15/15	800	879
Genentech Inc.	5.250%	7/15/35	300	303
General Mills Inc.	6.000%	2/15/12	5,525	5,837
General Mills Inc.	5.650%	9/10/12	625	673
General Mills Inc.	5.250%	8/15/13	1,650	1,810
General Mills Inc.	5.200%	3/17/15	2,000	2,210
General Mills Inc.	5.700%	2/15/17	2,525	2,836
General Mills Inc.	5.650%	2/15/19	6,125	6,815
General Mills Inc.	5.400%	6/15/40	5,000	5,039
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	4,125	4,468
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	9,700	10,457
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	4,850	5,536
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	950	979
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	9,430	11,120
Hasbro Inc.	6.125%	5/15/14	5,000	5,421
Hasbro Inc.	6.300%	9/15/17	2,125	2,294
Hasbro Inc.	6.350%	3/15/40	1,200	1,212
Hershey Co.	5.450%	9/1/16	425	474
Hershey Co.	4.125%	12/1/20	1,475	1,490
HJ Heinz Co.	5.350%	7/15/13	7,775	8,525
HJ Heinz Finance Co.	6.750%	3/15/32	1,325	1,461
Hospira Inc.	5.900%	6/15/14	500	550
Hospira Inc.	6.400%	5/15/15	275	311
Hospira Inc.	6.050%	3/30/17	100	112
Hospira Inc.	5.600%	9/15/40	1,075	1,053
Johnson & Johnson	5.150%	8/15/12	1,525	1,635
Johnson & Johnson	5.550%	8/15/17	1,950	2,273
Johnson & Johnson	5.150%	7/15/18	550	624
Johnson & Johnson	6.950%	9/1/29	1,300	1,633
Johnson & Johnson	4.950%	5/15/33	1,600	1,629
Johnson & Johnson	5.950%	8/15/37	800	931

54

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Johnson & Johnson	5.850%	7/15/38	950	1,089
Johnson & Johnson	4.500%	9/1/40	1,370	1,296
Kellogg Co.	5.125%	12/3/12	4,025	4,329
Kellogg Co.	4.250%	3/6/13	1,375	1,458
Kellogg Co.	4.150%	11/15/19	2,150	2,192
Kellogg Co.	4.000%	12/15/20	8,700	8,547
Kellogg Co.	7.450%	4/1/31	675	844
Kimberly-Clark Corp.	5.625%	2/15/12	1,075	1,133
Kimberly-Clark Corp.	4.875%	8/15/15	1,875	2,077
Kimberly-Clark Corp.	6.125%	8/1/17	2,475	2,884
Kimberly-Clark Corp.	7.500%	11/1/18	800	999
Kimberly-Clark Corp.	3.625%	8/1/20	3,150	3,109
Kimberly-Clark Corp.	6.625%	8/1/37	200	240
Koninklijke Philips Electronics NV	4.625%	3/11/13	1,300	1,386
Koninklijke Philips Electronics NV	5.750%	3/11/18	2,750	3,086
Koninklijke Philips Electronics NV	6.875%	3/11/38	3,050	3,640
Kraft Foods Inc.	5.625%	11/1/11	509	529
Kraft Foods Inc.	6.250%	6/1/12	448	480
Kraft Foods Inc.	6.000%	2/11/13	2,950	3,220
Kraft Foods Inc.	2.625%	5/8/13	8,300	8,524
Kraft Foods Inc.	5.250%	10/1/13	100	109
Kraft Foods Inc.	6.750%	2/19/14	200	227
Kraft Foods Inc.	4.125%	2/9/16	5,775	6,056
Kraft Foods Inc.	6.500%	8/11/17	5,375	6,260
Kraft Foods Inc.	6.125%	2/1/18	100	114
Kraft Foods Inc.	6.125%	8/23/18	7,650	8,740
Kraft Foods Inc.	5.375%	2/10/20	13,600	14,619
Kraft Foods Inc.	6.500%	11/1/31	3,275	3,636
Kraft Foods Inc.	7.000%	8/11/37	3,675	4,316
Kraft Foods Inc.	6.875%	2/1/38	4,975	5,756
Kraft Foods Inc.	6.875%	1/26/39	525	611
Kraft Foods Inc.	6.500%	2/9/40	7,375	8,223
Kroger Co.	6.750%	4/15/12	100	107
Kroger Co.	6.200%	6/15/12	1,950	2,088
Kroger Co.	5.500%	2/1/13	425	458
Kroger Co.	5.000%	4/15/13	1,050	1,128
Kroger Co.	4.950%	1/15/15	1,950	2,104
Kroger Co.	3.900%	10/1/15	2,350	2,453
Kroger Co.	6.400%	8/15/17	200	229
Kroger Co.	6.800%	12/15/18	2,400	2,793
Kroger Co.	6.150%	1/15/20	2,525	2,854
Kroger Co.	7.700%	6/1/29	2,800	3,391
Kroger Co.	8.000%	9/15/29	3,775	4,682
Kroger Co.	7.500%	4/1/31	625	753
Kroger Co.	6.900%	4/15/38	625	714
Kroger Co.	5.400%	7/15/40	1,250	1,192
Laboratory Corp. of America Holdings	5.500%	2/1/13	425	454
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,025	1,123
Life Technologies Corp.	4.400%	3/1/15	1,700	1,764
Life Technologies Corp.	3.500%	1/15/16	1,100	1,095
Life Technologies Corp.	6.000%	3/1/20	1,750	1,872
Life Technologies Corp.	5.000%	1/15/21	850	844
Lorillard Tobacco Co.	8.125%	6/23/19	2,875	3,204
Lorillard Tobacco Co.	6.875%	5/1/20	800	827
Lorillard Tobacco Co.	8.125%	5/1/40	1,000	1,026

55

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
McKesson Corp.	7.750%	2/1/12	450	481
McKesson Corp.	5.250%	3/1/13	3,450	3,701
Mead Johnson Nutrition Co.	3.500%	11/1/14	2,525	2,597
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,850	2,994
Mead Johnson Nutrition Co.	5.900%	11/1/39	3,025	3,125
Medco Health Solutions Inc.	6.125%	3/15/13	1,425	1,552
Medco Health Solutions Inc.	7.250%	8/15/13	625	708
Medco Health Solutions Inc.	7.125%	3/15/18	8,785	10,403
Medtronic Inc.	4.500%	3/15/14	1,000	1,083
Medtronic Inc.	3.000%	3/15/15	4,200	4,321
Medtronic Inc.	4.750%	9/15/15	1,775	1,959
Medtronic Inc.	4.450%	3/15/20	1,650	1,717
Medtronic Inc.	6.500%	3/15/39	500	588
Medtronic Inc.	5.550%	3/15/40	2,100	2,244
Merck & Co. Inc.	4.375%	2/15/13	1,225	1,312
Merck & Co. Inc.	5.300%	12/1/13	500	556
Merck & Co. Inc.	4.750%	3/1/15	1,200	1,321
Merck & Co. Inc.	4.000%	6/30/15	2,000	2,146
Merck & Co. Inc.	2.250%	1/15/16	1,850	1,831
Merck & Co. Inc.	6.000%	9/15/17	2,300	2,690
Merck & Co. Inc.	5.000%	6/30/19	6,650	7,342
Merck & Co. Inc.	3.875%	1/15/21	5,100	5,073
Merck & Co. Inc.	6.400%	3/1/28	1,525	1,760
Merck & Co. Inc.	5.950%	12/1/28	775	862
Merck & Co. Inc.	6.500%	12/1/33	4,675	5,577
Merck & Co. Inc.	5.750%	11/15/36	325	356
Merck & Co. Inc.	6.550%	9/15/37	4,425	5,395
Novant Health Inc.	5.850%	11/1/19	2,125	2,250
Novartis Capital Corp.	1.900%	4/24/13	2,600	2,641
Novartis Capital Corp.	4.125%	2/10/14	6,525	6,975
Novartis Capital Corp.	2.900%	4/24/15	13,575	13,920
Novartis Securities Investment Ltd.	5.125%	2/10/19	9,825	10,878
PepsiAmericas Inc.	5.750%	7/31/12	1,050	1,130
PepsiAmericas Inc.	4.375%	2/15/14	100	107
PepsiAmericas Inc.	4.875%	1/15/15	100	110
PepsiAmericas Inc.	5.000%	5/15/17	1,400	1,521
PepsiCo Inc.	5.150%	5/15/12	300	318
PepsiCo Inc.	4.650%	2/15/13	2,900	3,114
PepsiCo Inc.	3.750%	3/1/14	1,150	1,215
PepsiCo Inc.	5.000%	6/1/18	425	467
PepsiCo Inc.	7.900%	11/1/18	2,050	2,627
PepsiCo Inc.	4.500%	1/15/20	2,800	2,940
PepsiCo Inc.	3.125%	11/1/20	4,200	3,940
PepsiCo Inc.	7.000%	3/1/29	5,325	6,552
PepsiCo Inc.	5.500%	1/15/40	5,425	5,712
PepsiCo Inc.	4.875%	11/1/40	3,525	3,380
Pfizer Inc.	4.450%	3/15/12	12,650	13,213
Pfizer Inc.	5.350%	3/15/15	10,275	11,553
Pfizer Inc.	6.200%	3/15/19	6,850	8,054
Pfizer Inc.	7.200%	3/15/39	12,000	15,500
Pharmacia Corp.	6.500%	12/1/18	200	238
Pharmacia Corp.	6.600%	12/1/28	625	726
Philip Morris International Inc.	4.875%	5/16/13	6,650	7,194
Philip Morris International Inc.	6.875%	3/17/14	3,900	4,487
Philip Morris International Inc.	5.650%	5/16/18	8,700	9,882

56

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philip Morris International Inc.	6.375%	5/16/38	4,100	4,768
3 Procter & Gamble - Esop	9.360%	1/1/21	3,016	3,821
Procter & Gamble Co.	4.950%	8/15/14	850	942
Procter & Gamble Co.	3.500%	2/15/15	4,500	4,733
Procter & Gamble Co.	1.800%	11/15/15	1,925	1,887
Procter & Gamble Co.	4.700%	2/15/19	1,775	1,926
Procter & Gamble Co.	6.450%	1/15/26	2,750	3,256
Procter & Gamble Co.	5.800%	8/15/34	250	278
Procter & Gamble Co.	5.550%	3/5/37	2,050	2,237
Quest Diagnostics Inc.	5.450%	11/1/15	4,000	4,320
Quest Diagnostics Inc.	6.400%	7/1/17	175	193
Quest Diagnostics Inc.	6.950%	7/1/37	1,225	1,311
Reynolds American Inc.	7.250%	6/1/12	1,500	1,605
Reynolds American Inc.	7.250%	6/1/13	1,575	1,746
Reynolds American Inc.	7.625%	6/1/16	850	986
Reynolds American Inc.	7.250%	6/15/37	1,225	1,243
Safeway Inc.	5.800%	8/15/12	975	1,047
Safeway Inc.	6.250%	3/15/14	5,850	6,472
Safeway Inc.	6.350%	8/15/17	1,325	1,481
Safeway Inc.	3.950%	8/15/20	700	663
Safeway Inc.	7.250%	2/1/31	1,825	2,031
Sara Lee Corp.	6.125%	11/1/32	2,175	2,144
St. Jude Medical Inc.	2.200%	9/15/13	3,025	3,073
St. Jude Medical Inc.	3.750%	7/15/14	2,875	3,033
St. Jude Medical Inc.	4.875%	7/15/19	500	530
Stryker Corp.	3.000%	1/15/15	800	819
Stryker Corp.	4.375%	1/15/20	700	720
Sysco Corp.	4.200%	2/12/13	625	664
Sysco Corp.	5.250%	2/12/18	3,875	4,250
Sysco Corp.	5.375%	9/21/35	4,948	5,091
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	550	618
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	2,425	2,725
Teva Pharmaceutical Finance II BV /
Teva Pharmaceutical Finance III LLC	3.000%	6/15/15	1,950	1,980
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	2,775	2,798
Thermo Fisher Scientific Inc.	2.150%	12/28/12	875	891
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,725	1,758
Thermo Fisher Scientific Inc.	4.700%	5/1/20	525	547
Unilever Capital Corp.	3.650%	2/15/14	1,525	1,604
Unilever Capital Corp.	4.800%	2/15/19	700	757
Unilever Capital Corp.	5.900%	11/15/32	900	1,001
UST LLC	6.625%	7/15/12	1,500	1,610
UST LLC	5.750%	3/1/18	1,000	1,073
Watson Pharmaceuticals Inc.	5.000%	8/15/14	1,250	1,332
Whirlpool Corp.	5.500%	3/1/13	4,075	4,317
Whirlpool Corp.	8.600%	5/1/14	900	1,038
Wyeth	5.500%	3/15/13	2,750	2,999
Wyeth	5.500%	2/1/14	1,350	1,497
Wyeth	5.500%	2/15/16	7,500	8,486
Wyeth	5.450%	4/1/17	2,950	3,327
Wyeth	6.450%	2/1/24	525	617
Wyeth	6.500%	2/1/34	1,450	1,696
Wyeth	6.000%	2/15/36	3,575	3,948
Wyeth	5.950%	4/1/37	2,950	3,244
Zimmer Holdings Inc.	4.625%	11/30/19	700	716
Zimmer Holdings Inc.	5.750%	11/30/39	1,075	1,098

57

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Energy (1.3%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	425	489
Anadarko Finance Co.	7.500%	5/1/31	200	220
Anadarko Petroleum Corp.	7.625%	3/15/14	2,950	3,305
Anadarko Petroleum Corp.	5.750%	6/15/14	800	855
Anadarko Petroleum Corp.	6.375%	9/15/17	525	571
Anadarko Petroleum Corp.	6.950%	6/15/19	500	556
Anadarko Petroleum Corp.	6.450%	9/15/36	9,025	8,972
Anadarko Petroleum Corp.	7.950%	6/15/39	825	950
Anadarko Petroleum Corp.	6.200%	3/15/40	1,600	1,558
Apache Corp.	6.250%	4/15/12	875	936
Apache Corp.	5.250%	4/15/13	300	327
Apache Corp.	6.000%	9/15/13	1,925	2,164
Apache Corp.	5.625%	1/15/17	250	285
Apache Corp.	6.900%	9/15/18	3,450	4,161
Apache Corp.	3.625%	2/1/21	1,640	1,582
Apache Corp.	6.000%	1/15/37	375	409
Apache Corp.	5.100%	9/1/40	6,475	6,267
Apache Corp.	5.250%	2/1/42	3,450	3,415
Apache Finance Canada Corp.	7.750%	12/15/29	400	508
Baker Hughes Inc.	7.500%	11/15/18	325	406
Baker Hughes Inc.	6.875%	1/15/29	300	360
Baker Hughes Inc.	5.125%	9/15/40	4,000	3,898
BJ Services Co.	6.000%	6/1/18	850	973
BP Capital Markets plc	3.125%	3/10/12	7,700	7,871
BP Capital Markets plc	5.250%	11/7/13	5,475	5,937
BP Capital Markets plc	3.625%	5/8/14	3,650	3,760
BP Capital Markets plc	3.875%	3/10/15	4,525	4,684
BP Capital Markets plc	3.125%	10/1/15	6,500	6,471
BP Capital Markets plc	4.750%	3/10/19	5,300	5,467
BP Capital Markets plc	4.500%	10/1/20	645	641
Burlington Resources Finance Co.	7.200%	8/15/31	300	354
Burlington Resources Finance Co.	7.400%	12/1/31	1,775	2,142
Cameron International Corp.	6.375%	7/15/18	225	248
Cameron International Corp.	7.000%	7/15/38	100	108
Canadian Natural Resources Ltd.	5.450%	10/1/12	1,175	1,260
Canadian Natural Resources Ltd.	5.150%	2/1/13	475	512
Canadian Natural Resources Ltd.	4.900%	12/1/14	4,225	4,601
Canadian Natural Resources Ltd.	6.000%	8/15/16	1,150	1,322
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,241
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,025	2,242
Canadian Natural Resources Ltd.	6.500%	2/15/37	5,600	6,332
Canadian Natural Resources Ltd.	6.250%	3/15/38	3,350	3,714
Cenovus Energy Inc.	4.500%	9/15/14	1,875	2,012
Cenovus Energy Inc.	5.700%	10/15/19	7,050	7,992
Cenovus Energy Inc.	6.750%	11/15/39	6,325	7,363
Chevron Corp.	3.450%	3/3/12	1,225	1,265
Chevron Corp.	3.950%	3/3/14	3,375	3,602
Chevron Corp.	4.950%	3/3/19	3,750	4,207
ConocoPhillips	4.750%	2/1/14	5,550	6,020
ConocoPhillips	4.600%	1/15/15	1,100	1,198
ConocoPhillips	5.750%	2/1/19	12,975	14,780
ConocoPhillips	5.900%	10/15/32	725	796
ConocoPhillips	6.500%	2/1/39	540	640
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	4,525	5,126

58

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	4,825	5,180
ConocoPhillips Holding Co.	6.950%	4/15/29	1,950	2,398
Devon Energy Corp.	5.625%	1/15/14	1,475	1,630
Devon Energy Corp.	7.950%	4/15/32	1,650	2,179
Devon Financing Corp. ULC	7.875%	9/30/31	5,275	6,974
Diamond Offshore Drilling Inc.	4.875%	7/1/15	2,275	2,458
Diamond Offshore Drilling Inc.	5.875%	5/1/19	850	939
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,850	1,830
Encana Corp.	5.900%	12/1/17	2,100	2,381
Encana Corp.	7.200%	11/1/31	1,800	2,032
Encana Corp.	6.500%	8/15/34	2,925	3,188
Encana Corp.	6.625%	8/15/37	700	768
Encana Corp.	6.500%	2/1/38	1,150	1,248
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,350	4,845
EOG Resources Inc.	6.125%	10/1/13	575	644
EOG Resources Inc.	5.875%	9/15/17	1,900	2,171
EOG Resources Inc.	5.625%	6/1/19	3,350	3,716
EOG Resources Inc.	4.400%	6/1/20	325	330
EOG Resources Inc.	4.100%	2/1/21	3,800	3,751
Global Marine Inc.	7.000%	6/1/28	850	859
Halliburton Co.	6.700%	9/15/38	4,025	4,710
Halliburton Co.	7.450%	9/15/39	900	1,151
Hess Corp.	8.125%	2/15/19	3,900	4,931
Hess Corp.	7.875%	10/1/29	1,450	1,805
Hess Corp.	7.125%	3/15/33	1,375	1,621
Hess Corp.	5.600%	2/15/41	7,330	7,281
Husky Energy Inc.	6.250%	6/15/12	725	778
Husky Energy Inc.	5.900%	6/15/14	7,025	7,717
Husky Energy Inc.	6.150%	6/15/19	200	219
Husky Energy Inc.	7.250%	12/15/19	1,225	1,451
Husky Energy Inc.	6.800%	9/15/37	875	962
Kerr-McGee Corp.	6.950%	7/1/24	3,300	3,575
Kerr-McGee Corp.	7.875%	9/15/31	875	974
Lasmo USA Inc.	7.300%	11/15/27	175	203
Marathon Global Funding Corp.	6.000%	7/1/12	1,000	1,068
Marathon Oil Corp.	6.125%	3/15/12	825	874
Marathon Oil Corp.	6.000%	10/1/17	3,750	4,251
Marathon Oil Corp.	5.900%	3/15/18	1,350	1,523
Marathon Oil Corp.	6.600%	10/1/37	4,200	4,806
Nabors Industries Inc.	6.150%	2/15/18	2,650	2,834
Nabors Industries Inc.	9.250%	1/15/19	1,375	1,699
5 Nabors Industries Inc.	5.000%	9/15/20	2,675	2,587
Nexen Inc.	5.050%	11/20/13	5,516	5,863
Nexen Inc.	5.650%	5/15/17	850	902
Nexen Inc.	7.875%	3/15/32	325	362
Nexen Inc.	5.875%	3/10/35	100	92
Nexen Inc.	6.400%	5/15/37	2,850	2,759
Nexen Inc.	7.500%	7/30/39	3,400	3,700
Noble Energy Inc.	8.250%	3/1/19	3,000	3,740
Noble Energy Inc.	8.000%	4/1/27	275	310
Noble Holding International Ltd.	4.900%	8/1/20	900	932
Noble Holding International Ltd.	6.200%	8/1/40	1,400	1,490
Occidental Petroleum Corp.	6.750%	1/15/12	1,675	1,781
Occidental Petroleum Corp.	7.000%	11/1/13	3,100	3,588
Occidental Petroleum Corp.	2.500%	2/1/16	2,500	2,497

59

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Occidental Petroleum Corp.	4.100%	2/1/21	6,025	6,130
PC Financial Partnership	5.000%	11/15/14	900	974
Petro-Canada	4.000%	7/15/13	1,325	1,393
Petro-Canada	6.050%	5/15/18	1,100	1,251
Petro-Canada	7.875%	6/15/26	500	597
Petro-Canada	7.000%	11/15/28	475	530
Petro-Canada	5.350%	7/15/33	1,425	1,337
Petro-Canada	5.950%	5/15/35	2,100	2,156
Petro-Canada	6.800%	5/15/38	525	592
Rowan Cos. Inc.	5.000%	9/1/17	750	759
Rowan Cos. Inc.	7.875%	8/1/19	875	1,016
Shell International Finance BV	1.875%	3/25/13	5,550	5,631
Shell International Finance BV	4.000%	3/21/14	4,210	4,481
Shell International Finance BV	3.100%	6/28/15	14,300	14,676
Shell International Finance BV	3.250%	9/22/15	1,400	1,448
Shell International Finance BV	5.200%	3/22/17	975	1,087
Shell International Finance BV	4.300%	9/22/19	5,775	6,032
Shell International Finance BV	4.375%	3/25/20	2,525	2,649
Shell International Finance BV	6.375%	12/15/38	9,125	10,777
Shell International Finance BV	5.500%	3/25/40	1,200	1,283
Smith International Inc.	9.750%	3/15/19	6,635	9,144
Statoil ASA	3.875%	4/15/14	1,250	1,327
Statoil ASA	2.900%	10/15/14	950	982
Statoil ASA	3.125%	8/17/17	3,500	3,456
Statoil ASA	5.250%	4/15/19	4,125	4,581
Statoil ASA	7.250%	9/23/27	1,975	2,462
5 Statoil ASA	6.500%	12/1/28	225	260
Statoil ASA	7.150%	1/15/29	900	1,098
Statoil ASA	5.100%	8/17/40	4,000	4,002
Suncor Energy Inc.	6.100%	6/1/18	50	57
Suncor Energy Inc.	7.150%	2/1/32	425	478
Suncor Energy Inc.	5.950%	12/1/34	175	176
Suncor Energy Inc.	6.500%	6/15/38	11,950	13,275
Suncor Energy Inc.	6.850%	6/1/39	8,100	9,281
Sunoco Inc.	4.875%	10/15/14	500	517
Sunoco Inc.	9.625%	4/15/15	500	588
Sunoco Inc.	5.750%	1/15/17	725	748
Talisman Energy Inc.	5.125%	5/15/15	375	405
Talisman Energy Inc.	7.750%	6/1/19	3,125	3,857
Talisman Energy Inc.	3.750%	2/1/21	1,045	983
Talisman Energy Inc.	7.250%	10/15/27	200	230
Talisman Energy Inc.	5.850%	2/1/37	4,825	4,859
Tosco Corp.	8.125%	2/15/30	4,950	6,407
Total Capital SA	3.000%	6/24/15	5,800	5,916
Total Capital SA	3.125%	10/2/15	2,000	2,050
Total Capital SA	4.450%	6/24/20	2,200	2,279
Transocean Inc.	5.250%	3/15/13	1,125	1,184
Transocean Inc.	4.950%	11/15/15	7,325	7,555
Transocean Inc.	6.000%	3/15/18	1,875	1,965
Transocean Inc.	6.500%	11/15/20	3,450	3,659
Transocean Inc.	7.500%	4/15/31	775	817
Transocean Inc.	6.800%	3/15/38	4,600	4,676
Valero Energy Corp.	6.875%	4/15/12	4,375	4,658
Valero Energy Corp.	4.750%	6/15/13	2,400	2,542
Valero Energy Corp.	9.375%	3/15/19	1,575	1,951

60

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Valero Energy Corp.	7.500%	4/15/32	1,725	1,860
Valero Energy Corp.	6.625%	6/15/37	9,289	9,439
Valero Energy Corp.	10.500%	3/15/39	3,000	4,006
Weatherford International Inc.	5.950%	6/15/12	125	132
Weatherford International Inc.	6.350%	6/15/17	4,625	5,130
Weatherford International Inc.	6.800%	6/15/37	525	553
Weatherford International Ltd.	5.500%	2/15/16	1,000	1,060
Weatherford International Ltd.	6.500%	8/1/36	2,750	2,792
Weatherford International Ltd. Bermuda	5.150%	3/15/13	203	215
Weatherford International Ltd. Bermuda	6.000%	3/15/18	525	565
Weatherford International Ltd. Bermuda	9.625%	3/1/19	5,200	6,698
Weatherford International Ltd. Bermuda	5.125%	9/15/20	3,125	3,122
Weatherford International Ltd. Bermuda	7.000%	3/15/38	425	459
Weatherford International Ltd. Bermuda	6.750%	9/15/40	2,525	2,632
Williams Cos. Inc.	7.500%	1/15/31	2,148	2,414
Williams Cos. Inc.	7.750%	6/15/31	630	719
Williams Cos. Inc.	8.750%	3/15/32	500	614
XTO Energy Inc.	5.750%	12/15/13	2,200	2,482
XTO Energy Inc.	6.250%	8/1/17	3,250	3,815
XTO Energy Inc.	6.750%	8/1/37	2,575	3,213

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	850	967
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.875%	10/15/40	2,925	2,783

Technology (0.8%)
Adobe Systems Inc.	3.250%	2/1/15	1,525	1,553
Adobe Systems Inc.	4.750%	2/1/20	2,650	2,715
Agilent Technologies Inc.	4.450%	9/14/12	175	183
Agilent Technologies Inc.	5.500%	9/14/15	1,300	1,405
Agilent Technologies Inc.	6.500%	11/1/17	5,325	5,899
Amphenol Corp.	4.750%	11/15/14	2,475	2,637
Analog Devices Inc.	5.000%	7/1/14	1,200	1,287
Arrow Electronics Inc.	3.375%	11/1/15	1,225	1,185
Arrow Electronics Inc.	5.125%	3/1/21	500	475
Avnet Inc.	6.625%	9/15/16	225	248
BMC Software Inc.	7.250%	6/1/18	825	953
5 Broadcom Corp.	1.500%	11/1/13	800	793
CA Inc.	5.375%	12/1/19	2,250	2,325
Cisco Systems Inc.	5.500%	2/22/16	5,125	5,854
Cisco Systems Inc.	4.950%	2/15/19	4,025	4,393
Cisco Systems Inc.	4.450%	1/15/20	9,475	9,951
Cisco Systems Inc.	5.900%	2/15/39	5,800	6,399
Cisco Systems Inc.	5.500%	1/15/40	7,800	8,141
Computer Sciences Corp.	5.500%	3/15/13	425	453
Computer Sciences Corp.	6.500%	3/15/18	100	109
Corning Inc.	6.625%	5/15/19	275	317
Corning Inc.	7.250%	8/15/36	100	113
Dell Inc.	3.375%	6/15/12	475	491
Dell Inc.	4.700%	4/15/13	2,025	2,172
Dell Inc.	1.400%	9/10/13	2,700	2,693
Dell Inc.	2.300%	9/10/15	4,300	4,189
Dell Inc.	5.650%	4/15/18	1,100	1,198
Dell Inc.	5.875%	6/15/19	1,000	1,097

61

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dell Inc.	6.500%	4/15/38	1,200	1,269
Dell Inc.	5.400%	9/10/40	425	386
Dun & Bradstreet Corp.	6.000%	4/1/13	1,275	1,385
Dun & Bradstreet Corp.	2.875%	11/15/15	350	343
Equifax Inc.	4.450%	12/1/14	775	815
Equifax Inc.	6.300%	7/1/17	425	463
Equifax Inc.	7.000%	7/1/37	600	650
Fiserv Inc.	6.125%	11/20/12	2,616	2,833
Fiserv Inc.	3.125%	10/1/15	1,000	991
Fiserv Inc.	6.800%	11/20/17	2,150	2,394
Fiserv Inc.	4.625%	10/1/20	1,000	972
Harris Corp.	5.000%	10/1/15	2,500	2,643
Harris Corp.	6.375%	6/15/19	250	285
Harris Corp.	6.150%	12/15/40	750	766
Hewlett-Packard Co.	4.250%	2/24/12	475	494
Hewlett-Packard Co.	6.500%	7/1/12	425	460
Hewlett-Packard Co.	4.500%	3/1/13	7,175	7,662
Hewlett-Packard Co.	1.250%	9/13/13	5,200	5,180
Hewlett-Packard Co.	6.125%	3/1/14	7,875	8,910
Hewlett-Packard Co.	4.750%	6/2/14	725	789
Hewlett-Packard Co.	2.125%	9/13/15	3,100	3,059
Hewlett-Packard Co.	2.200%	12/1/15	1,625	1,601
Hewlett-Packard Co.	5.400%	3/1/17	975	1,088
Hewlett-Packard Co.	5.500%	3/1/18	7,325	8,251
Hewlett-Packard Co.	3.750%	12/1/20	3,900	3,815
HP Enterprise Services LLC	6.000%	8/1/13	1,775	1,978
IBM International Group Capital LLC	5.050%	10/22/12	5,175	5,564
International Business Machines Corp.	2.100%	5/6/13	850	869
International Business Machines Corp.	7.500%	6/15/13	1,200	1,375
International Business Machines Corp.	1.000%	8/5/13	7,600	7,552
International Business Machines Corp.	6.500%	10/15/13	2,875	3,273
International Business Machines Corp.	2.000%	1/5/16	5,425	5,297
International Business Machines Corp.	5.700%	9/14/17	13,600	15,644
International Business Machines Corp.	7.625%	10/15/18	2,100	2,676
International Business Machines Corp.	7.000%	10/30/25	350	432
International Business Machines Corp.	6.220%	8/1/27	1,975	2,282
International Business Machines Corp.	6.500%	1/15/28	100	117
International Business Machines Corp.	5.875%	11/29/32	225	253
International Business Machines Corp.	5.600%	11/30/39	6,110	6,651
Intuit Inc.	5.400%	3/15/12	750	785
Intuit Inc.	5.750%	3/15/17	575	627
KLA-Tencor Corp.	6.900%	5/1/18	1,350	1,485
Lexmark International Inc.	5.900%	6/1/13	925	986
Lexmark International Inc.	6.650%	6/1/18	1,700	1,829
Maxim Integrated Products Inc.	3.450%	6/14/13	700	714
Microsoft Corp.	0.875%	9/27/13	2,960	2,942
Microsoft Corp.	2.950%	6/1/14	2,550	2,658
Microsoft Corp.	1.625%	9/25/15	2,800	2,731
Microsoft Corp.	4.200%	6/1/19	375	393
Microsoft Corp.	3.000%	10/1/20	4,750	4,492
Microsoft Corp.	5.200%	6/1/39	3,975	4,128
Microsoft Corp.	4.500%	10/1/40	2,810	2,628
Motorola Inc.	5.375%	11/15/12	1,650	1,743
Motorola Inc.	6.000%	11/15/17	7,825	8,303
Motorola Inc.	6.500%	9/1/25	34	35

62

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Motorola Inc.	6.500%	11/15/28	22	22
Motorola Inc.	6.625%	11/15/37	83	82
Nokia Oyj	5.375%	5/15/19	4,050	4,269
Nokia Oyj	6.625%	5/15/39	2,250	2,375
Oracle Corp.	4.950%	4/15/13	3,625	3,934
Oracle Corp.	3.750%	7/8/14	3,050	3,227
Oracle Corp.	5.250%	1/15/16	4,925	5,518
Oracle Corp.	5.750%	4/15/18	4,475	5,090
Oracle Corp.	5.000%	7/8/19	2,800	3,034
5 Oracle Corp.	3.875%	7/15/20	1,300	1,294
Oracle Corp.	6.500%	4/15/38	7,900	9,200
Oracle Corp.	6.125%	7/8/39	4,900	5,471
5 Oracle Corp.	5.375%	7/15/40	11,480	11,614
Pitney Bowes Inc.	4.625%	10/1/12	150	157
Pitney Bowes Inc.	3.875%	6/15/13	1,325	1,373
Pitney Bowes Inc.	4.875%	8/15/14	100	105
Pitney Bowes Inc.	4.750%	1/15/16	4,475	4,611
Pitney Bowes Inc.	5.750%	9/15/17	950	1,003
Pitney Bowes Inc.	4.750%	5/15/18	100	99
Pitney Bowes Inc.	5.250%	1/15/37	1,975	2,024
5 SAIC Inc.	4.450%	12/1/20	1,400	1,399
5 SAIC Inc.	5.950%	12/1/40	800	812
Science Applications International Corp.	6.250%	7/1/12	375	403
Science Applications International Corp.	5.500%	7/1/33	475	455
Symantec Corp.	2.750%	9/15/15	2,300	2,243
Symantec Corp.	4.200%	9/15/20	800	737
Tyco Electronics Group SA	7.125%	10/1/37	4,575	5,191
Xerox Corp.	5.500%	5/15/12	1,125	1,189
Xerox Corp.	8.250%	5/15/14	7,550	8,822
Xerox Corp.	4.250%	2/15/15	3,575	3,736
Xerox Corp.	6.400%	3/15/16	1,525	1,739
Xerox Corp.	6.750%	2/1/17	1,100	1,260
Xerox Corp.	6.350%	5/15/18	2,950	3,320
Xerox Corp.	5.625%	12/15/19	525	565

Transportation (0.3%)
3 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	814	968
Burlington Northern Santa Fe LLC	5.900%	7/1/12	750	803
Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,025	1,138
Burlington Northern Santa Fe LLC	5.750%	3/15/18	850	956
Burlington Northern Santa Fe LLC	3.600%	9/1/20	750	718
Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,700	1,998
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,300	1,400
Burlington Northern Santa Fe LLC	5.750%	5/1/40	3,500	3,628
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,800	1,670
Canadian National Railway Co.	4.400%	3/15/13	875	933
Canadian National Railway Co.	4.950%	1/15/14	125	136
Canadian National Railway Co.	5.800%	6/1/16	200	228
Canadian National Railway Co.	5.850%	11/15/17	350	400
Canadian National Railway Co.	6.900%	7/15/28	100	119
Canadian National Railway Co.	6.250%	8/1/34	575	657
Canadian National Railway Co.	6.200%	6/1/36	975	1,097
Canadian Pacific Railway Co.	4.450%	3/15/23	1,575	1,519
Canadian Pacific Railway Co.	7.125%	10/15/31	200	223
Canadian Pacific Railway Co.	5.950%	5/15/37	325	336

63

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Con-way Inc.	6.700%	5/1/34	2,475	2,272
3 Continental Airlines 1997-4 Class A
Pass Through Trust	6.900%	1/2/18	893	949
3 Continental Airlines 1998-1 Class A
Pass Through Trust	6.648%	9/15/17	2,376	2,477
3 Continental Airlines 1999-1 Class A
Pass Through Trust	6.545%	2/2/19	64	68
3 Continental Airlines 2007-1 Class A
Pass Through Trust	5.983%	4/19/22	314	330
3 Continental Airlines 2009-2 Class A
Pass Through Trust	7.250%	11/10/19	1,167	1,307
CSX Corp.	6.300%	3/15/12	700	743
CSX Corp.	5.500%	8/1/13	1,900	2,076
CSX Corp.	6.250%	4/1/15	1,325	1,502
CSX Corp.	5.600%	5/1/17	450	490
CSX Corp.	7.900%	5/1/17	886	1,073
CSX Corp.	6.250%	3/15/18	4,875	5,575
CSX Corp.	7.375%	2/1/19	6,550	7,892
CSX Corp.	6.000%	10/1/36	1,675	1,743
CSX Corp.	6.150%	5/1/37	900	955
CSX Corp.	6.220%	4/30/40	1,864	2,002
3 Delta Air Lines 2007-1 Class A
Pass Through Trust	6.821%	8/10/22	3,171	3,393
3 Delta Air Lines 2009-1 Class A
Pass Through Trust	7.750%	12/17/19	5,369	5,973
3 Delta Air Lines 2010-2 Class A
Pass Through Trust	4.950%	5/23/19	1,800	1,805
JB Hunt Transport Services Inc.	3.375%	9/15/15	3,800	3,743
Norfolk Southern Corp.	5.257%	9/17/14	1,845	2,015
Norfolk Southern Corp.	5.750%	1/15/16	775	871
Norfolk Southern Corp.	7.700%	5/15/17	1,525	1,865
Norfolk Southern Corp.	5.750%	4/1/18	875	983
Norfolk Southern Corp.	5.900%	6/15/19	2,175	2,462
Norfolk Southern Corp.	5.590%	5/17/25	100	105
Norfolk Southern Corp.	7.800%	5/15/27	1,280	1,652
Norfolk Southern Corp.	5.640%	5/17/29	525	556
Norfolk Southern Corp.	7.050%	5/1/37	3,075	3,687
Norfolk Southern Corp.	7.900%	5/15/97	600	729
Norfolk Southern Railway Co.	9.750%	6/15/20	775	1,068
Ryder System Inc.	5.850%	3/1/14	600	642
Ryder System Inc.	7.200%	9/1/15	1,250	1,431
Ryder System Inc.	5.850%	11/1/16	6,075	6,678
Southwest Airlines Co.	6.500%	3/1/12	2,300	2,412
Southwest Airlines Co.	5.250%	10/1/14	100	104
Southwest Airlines Co.	5.750%	12/15/16	1,125	1,187
Southwest Airlines Co.	5.125%	3/1/17	250	252
3 Southwest Airlines Co. 2007-1
Pass Through Trust	6.150%	8/1/22	808	895
Union Pacific Corp.	6.500%	4/15/12	350	374
Union Pacific Corp.	5.450%	1/31/13	1,325	1,428
Union Pacific Corp.	5.375%	5/1/14	425	464
Union Pacific Corp.	7.000%	2/1/16	100	118
Union Pacific Corp.	5.650%	5/1/17	1,150	1,267
Union Pacific Corp.	5.750%	11/15/17	2,175	2,445
Union Pacific Corp.	5.700%	8/15/18	2,650	2,954

64

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Union Pacific Corp.	6.125%	2/15/20	350	401
Union Pacific Corp.	4.000%	2/1/21	3,075	3,011
Union Pacific Corp.	6.625%	2/1/29	400	451
Union Pacific Corp.	5.780%	7/15/40	4,850	4,873
3 Union Pacific Railroad Co. 2007-3
Pass Through Trust	6.176%	1/2/31	442	507
United Parcel Service Inc.	3.875%	4/1/14	3,550	3,787
United Parcel Service Inc.	5.500%	1/15/18	2,200	2,481
United Parcel Service Inc.	5.125%	4/1/19	1,875	2,086
United Parcel Service Inc.	3.125%	1/15/21	1,700	1,580
United Parcel Service Inc.	6.200%	1/15/38	1,450	1,683
				3,845,719
Utilities (2.2%)
Electric(1.6%)
AEP Texas Central Co.	6.650%	2/15/33	800	860
Alabama Power Co.	4.850%	12/15/12	4,975	5,342
Alabama Power Co.	5.500%	10/15/17	1,325	1,468
Alabama Power Co.	6.125%	5/15/38	1,000	1,114
Alabama Power Co.	6.000%	3/1/39	1,000	1,113
Ameren Energy Generating Co.	7.000%	4/15/18	4,000	3,969
Ameren Energy Generating Co.	7.950%	6/1/32	3,250	3,144
Ameren Illinois Co.	6.125%	11/15/17	550	610
Ameren Illinois Co.	6.250%	4/1/18	1,275	1,402
American Water Capital Corp.	6.085%	10/15/17	2,425	2,718
American Water Capital Corp.	6.593%	10/15/37	1,875	2,000
Appalachian Power Co.	3.400%	5/24/15	1,300	1,333
Appalachian Power Co.	5.800%	10/1/35	250	250
Appalachian Power Co.	6.375%	4/1/36	1,525	1,618
Appalachian Power Co.	7.000%	4/1/38	1,550	1,778
Arizona Public Service Co.	5.800%	6/30/14	100	110
Arizona Public Service Co.	4.650%	5/15/15	400	420
Arizona Public Service Co.	5.500%	9/1/35	100	94
Atlantic City Electric Co.	7.750%	11/15/18	2,700	3,278
Baltimore Gas & Electric Co.	5.900%	10/1/16	100	112
Baltimore Gas & Electric Co.	6.350%	10/1/36	200	215
Carolina Power & Light Co.	6.500%	7/15/12	1,175	1,271
Carolina Power & Light Co.	5.125%	9/15/13	1,825	2,003
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	4,275	4,654
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	100	111
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	1,350	1,544
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	114
CenterPoint Energy Inc.	6.500%	5/1/18	150	168
Cleco Power LLC	6.000%	12/1/40	1,600	1,564
Cleveland Electric Illuminating Co.	5.700%	4/1/17	4,203	4,525
Cleveland Electric Illuminating Co.	7.880%	11/1/17	425	512
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,125	1,159
Columbus Southern Power Co.	5.850%	10/1/35	1,750	1,778
Commonwealth Edison Co.	6.150%	3/15/12	650	692
Commonwealth Edison Co.	5.950%	8/15/16	2,975	3,412
Commonwealth Edison Co.	6.150%	9/15/17	15,207	17,351
Commonwealth Edison Co.	5.800%	3/15/18	1,075	1,205
Commonwealth Edison Co.	5.875%	2/1/33	100	104
Commonwealth Edison Co.	5.900%	3/15/36	875	913
Commonwealth Edison Co.	6.450%	1/15/38	850	949
Connecticut Light & Power Co.	6.350%	6/1/36	2,225	2,533

65

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	950	1,018
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	1,892	2,143
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	2,225	2,522
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,000	5,977
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	550	545
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	700	746
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	975	1,087
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	2,000	2,263
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	625	748
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	3,960	4,228
Consolidated Natural Gas Co.	5.000%	12/1/14	4,660	5,088
Constellation Energy Group Inc.	4.550%	6/15/15	4,750	4,950
Constellation Energy Group Inc.	7.600%	4/1/32	700	799
Consumers Energy Co.	5.000%	2/15/12	725	757
Consumers Energy Co.	5.375%	4/15/13	1,250	1,355
Consumers Energy Co.	5.500%	8/15/16	800	904
Consumers Energy Co.	6.125%	3/15/19	125	144
Consumers Energy Co.	6.700%	9/15/19	1,225	1,462
Consumers Energy Co.	5.650%	4/15/20	200	222
Detroit Edison Co.	3.450%	10/1/20	800	769
Detroit Edison Co.	5.700%	10/1/37	425	449
Dominion Resources Inc.	6.250%	6/30/12	725	781
Dominion Resources Inc.	5.700%	9/17/12	300	324
Dominion Resources Inc.	5.150%	7/15/15	5,600	6,220
Dominion Resources Inc.	2.250%	9/1/15	2,782	2,736
Dominion Resources Inc.	6.000%	11/30/17	1,750	1,983
Dominion Resources Inc.	6.400%	6/15/18	300	349
Dominion Resources Inc.	6.300%	3/15/33	350	382
Dominion Resources Inc.	5.250%	8/1/33	825	907
Dominion Resources Inc.	5.950%	6/15/35	2,375	2,529
Dominion Resources Inc.	7.000%	6/15/38	900	1,089
3 Dominion Resources Inc.	7.500%	6/30/66	950	990
3 Dominion Resources Inc.	6.300%	9/30/66	800	784
DTE Energy Co.	6.375%	4/15/33	100	105
Duke Energy Carolinas LLC	6.250%	1/15/12	2,575	2,720
Duke Energy Carolinas LLC	5.750%	11/15/13	100	112
Duke Energy Carolinas LLC	4.300%	6/15/20	2,500	2,591
Duke Energy Carolinas LLC	6.000%	12/1/28	1,744	1,906
Duke Energy Carolinas LLC	6.450%	10/15/32	825	926
Duke Energy Carolinas LLC	6.100%	6/1/37	2,625	2,919
Duke Energy Carolinas LLC	6.000%	1/15/38	200	221
Duke Energy Carolinas LLC	6.050%	4/15/38	775	862
Duke Energy Corp.	3.950%	9/15/14	4,350	4,570
Duke Energy Corp.	3.350%	4/1/15	4,650	4,788
Duke Energy Corp.	5.050%	9/15/19	3,775	4,004
Duke Energy Indiana Inc.	5.000%	9/15/13	275	299
Duke Energy Indiana Inc.	6.050%	6/15/16	100	114
Duke Energy Indiana Inc.	3.750%	7/15/20	2,500	2,451
Duke Energy Indiana Inc.	6.120%	10/15/35	325	340
Duke Energy Indiana Inc.	6.350%	8/15/38	2,675	3,077
Duke Energy Ohio Inc.	5.700%	9/15/12	1,175	1,267
Duke Energy Ohio Inc.	2.100%	6/15/13	675	689
El Paso Electric Co.	6.000%	5/15/35	600	596
Empresa Nacional de Electricidad SA	8.350%	8/1/13	625	700
Entergy Arkansas Inc.	3.750%	2/15/21	3,300	3,169

66

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	675	654
Entergy Louisiana LLC	6.500%	9/1/18	425	488
Entergy Louisiana LLC	5.400%	11/1/24	450	477
Exelon Corp.	4.900%	6/15/15	1,000	1,068
Exelon Corp.	5.625%	6/15/35	200	191
Exelon Generation Co. LLC	4.000%	10/1/20	12,275	11,529
Exelon Generation Co. LLC	6.250%	10/1/39	1,550	1,578
Exelon Generation Co. LLC	5.750%	10/1/41	675	641
FirstEnergy Corp.	7.375%	11/15/31	7,830	8,267
FirstEnergy Solutions Corp.	4.800%	2/15/15	3,500	3,676
FirstEnergy Solutions Corp.	6.800%	8/15/39	2,000	1,947
Florida Power & Light Co.	4.850%	2/1/13	625	669
Florida Power & Light Co.	5.550%	11/1/17	675	763
Florida Power & Light Co.	5.950%	10/1/33	225	249
Florida Power & Light Co.	5.625%	4/1/34	1,400	1,492
Florida Power & Light Co.	4.950%	6/1/35	250	243
Florida Power & Light Co.	5.400%	9/1/35	425	439
Florida Power & Light Co.	6.200%	6/1/36	1,050	1,204
Florida Power & Light Co.	5.650%	2/1/37	725	776
Florida Power & Light Co.	5.850%	5/1/37	675	742
Florida Power & Light Co.	5.950%	2/1/38	3,100	3,452
Florida Power & Light Co.	5.960%	4/1/39	6,100	6,815
Florida Power & Light Co.	5.690%	3/1/40	425	458
Florida Power Corp.	4.800%	3/1/13	3,075	3,302
Florida Power Corp.	5.650%	6/15/18	1,175	1,327
Florida Power Corp.	6.350%	9/15/37	1,375	1,581
Florida Power Corp.	6.400%	6/15/38	11,900	13,789
Florida Power Corp.	5.650%	4/1/40	3,500	3,667
Georgia Power Co.	5.700%	6/1/17	525	596
Georgia Power Co.	5.650%	3/1/37	100	104
Georgia Power Co.	5.950%	2/1/39	3,100	3,370
Georgia Power Co.	5.400%	6/1/40	1,900	1,941
Great Plains Energy Inc.	2.750%	8/15/13	1,475	1,489
Iberdrola International BV	6.750%	6/15/12	1,700	1,817
Iberdrola International BV	6.750%	7/15/36	4,285	4,371
Indiana Michigan Power Co.	7.000%	3/15/19	550	650
Indiana Michigan Power Co.	6.050%	3/15/37	2,850	2,986
3 Integrys Energy Group Inc.	6.110%	12/1/66	1,600	1,555
Interstate Power & Light Co.	6.250%	7/15/39	925	1,039
Jersey Central Power & Light Co.	5.625%	5/1/16	2,525	2,780
Jersey Central Power & Light Co.	5.650%	6/1/17	775	845
Kansas City Power & Light Co.	6.050%	11/15/35	525	534
3 Kansas Gas & Electric	5.647%	3/29/21	89	97
5 Kentucky Utilities Co.	1.625%	11/1/15	1,125	1,081
5 Kentucky Utilities Co.	3.250%	11/1/20	1,250	1,182
5 Kentucky Utilities Co.	5.125%	11/1/40	5,725	5,595
5 LG&E and KU Energy LLC	2.125%	11/15/15	1,350	1,295
5 LG&E and KU Energy LLC	3.750%	11/15/20	1,600	1,496
5 Louisville Gas & Electric Co.	1.625%	11/15/15	2,875	2,758
5 Louisville Gas & Electric Co.	5.125%	11/15/40	825	806
Metropolitan Edison Co.	7.700%	1/15/19	1,348	1,602
MidAmerican Energy Co.	5.650%	7/15/12	925	988
MidAmerican Energy Co.	5.125%	1/15/13	1,700	1,828
MidAmerican Energy Co.	5.950%	7/15/17	900	1,034
MidAmerican Energy Co.	5.300%	3/15/18	100	111

67

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MidAmerican Energy Co.	6.750%	12/30/31	1,550	1,829
MidAmerican Energy Co.	5.750%	11/1/35	575	607
Midamerican Energy Holdings Co.	5.875%	10/1/12	2,075	2,241
Midamerican Energy Holdings Co.	5.000%	2/15/14	425	458
Midamerican Energy Holdings Co.	5.750%	4/1/18	1,275	1,437
Midamerican Energy Holdings Co.	8.480%	9/15/28	100	130
Midamerican Energy Holdings Co.	6.125%	4/1/36	9,175	9,956
Midamerican Energy Holdings Co.	5.950%	5/15/37	4,369	4,630
Midamerican Energy Holdings Co.	6.500%	9/15/37	7,700	8,728
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	10,400	11,173
National Rural Utilities Cooperative Finance Corp.	2.625%	9/16/12	100	103
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	1,725	1,892
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	3,375	3,649
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	175	194
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	1,525	1,691
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	3,500	4,818
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	975	1,242
Nevada Power Co.	7.125%	3/15/19	2,800	3,312
Nevada Power Co.	6.750%	7/1/37	325	371
Nevada Power Co.	5.375%	9/15/40	400	391
NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	3,725	4,038
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	2,375	2,433
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	350	345
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	2,000	2,412
3 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,075	2,052
3 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,503	1,512
5 Niagara Mohawk Power Corp.	4.881%	8/15/19	2,600	2,729
Nisource Finance Corp.	6.150%	3/1/13	100	109
Nisource Finance Corp.	5.400%	7/15/14	425	460
Nisource Finance Corp.	5.250%	9/15/17	650	681
Nisource Finance Corp.	6.400%	3/15/18	200	223
Nisource Finance Corp.	5.450%	9/15/20	1,400	1,447
Nisource Finance Corp.	6.125%	3/1/22	5,550	6,001
Nisource Finance Corp.	6.250%	12/15/40	2,350	2,393
Northern States Power Co.	1.950%	8/15/15	425	419
Northern States Power Co.	5.250%	3/1/18	625	692
Northern States Power Co.	5.250%	7/15/35	100	102
Northern States Power Co.	6.250%	6/1/36	525	611
Northern States Power Co.	6.200%	7/1/37	1,475	1,710
Northern States Power Co.	5.350%	11/1/39	1,325	1,359
NSTAR	4.500%	11/15/19	7,777	8,101
NSTAR Electric Co.	4.875%	4/15/14	625	680
NSTAR Electric Co.	5.625%	11/15/17	2,060	2,313
NSTAR Electric Co.	5.500%	3/15/40	1,250	1,288
Oglethorpe Power Corp.	5.950%	11/1/39	825	853
Oglethorpe Power Corp.	5.375%	11/1/40	1,800	1,735
Ohio Edison Co.	6.400%	7/15/16	1,275	1,444
Ohio Power Co.	5.750%	9/1/13	2,025	2,220
Ohio Power Co.	6.000%	6/1/16	1,050	1,187
Ohio Power Co.	5.375%	10/1/21	3,000	3,196
Oklahoma Gas & Electric Co.	5.850%	6/1/40	1,200	1,237
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,800	5,308
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,150	2,452
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	2,700	3,169
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,900	3,425

68

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,000	1,154
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	180
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,800	2,200
Pacific Gas & Electric Co.	4.200%	3/1/11	6,450	6,488
Pacific Gas & Electric Co.	4.800%	3/1/14	4,375	4,718
Pacific Gas & Electric Co.	5.625%	11/30/17	1,125	1,268
Pacific Gas & Electric Co.	8.250%	10/15/18	4,750	6,192
Pacific Gas & Electric Co.	6.050%	3/1/34	5,075	5,517
Pacific Gas & Electric Co.	5.800%	3/1/37	2,225	2,373
Pacific Gas & Electric Co.	6.350%	2/15/38	4,000	4,552
Pacific Gas & Electric Co.	6.250%	3/1/39	1,325	1,492
Pacific Gas & Electric Co.	5.400%	1/15/40	3,500	3,528
PacifiCorp	7.700%	11/15/31	1,185	1,510
PacifiCorp	5.250%	6/15/35	125	125
PacifiCorp	6.250%	10/15/37	2,700	3,058
Peco Energy Co.	5.350%	3/1/18	575	636
Pennsylvania Electric Co.	6.050%	9/1/17	750	812
Pennsylvania Electric Co.	5.200%	4/1/20	2,250	2,329
Pennsylvania Electric Co.	6.150%	10/1/38	2,250	2,233
Potomac Electric Power Co.	6.500%	11/15/37	1,800	2,088
PPL Energy Supply LLC	6.300%	7/15/13	1,000	1,103
PPL Energy Supply LLC	5.400%	8/15/14	200	215
PPL Energy Supply LLC	6.200%	5/15/16	674	746
PPL Energy Supply LLC	6.500%	5/1/18	525	585
Progress Energy Inc.	6.850%	4/15/12	525	563
Progress Energy Inc.	6.050%	3/15/14	625	693
Progress Energy Inc.	5.625%	1/15/16	600	672
Progress Energy Inc.	7.050%	3/15/19	425	506
Progress Energy Inc.	4.875%	12/1/19	4,000	4,233
Progress Energy Inc.	7.750%	3/1/31	625	780
Progress Energy Inc.	7.000%	10/30/31	1,300	1,519
Progress Energy Inc.	6.000%	12/1/39	3,450	3,664
PSEG Power LLC	6.950%	6/1/12	3,075	3,320
PSEG Power LLC	2.500%	4/15/13	2,100	2,147
PSEG Power LLC	5.000%	4/1/14	2,425	2,606
PSEG Power LLC	5.500%	12/1/15	3,125	3,432
PSEG Power LLC	5.125%	4/15/20	540	564
PSEG Power LLC	8.625%	4/15/31	975	1,260
Public Service Co. of Colorado	7.875%	10/1/12	3,150	3,511
Public Service Co. of Colorado	5.500%	4/1/14	175	194
Public Service Co. of Colorado	5.800%	8/1/18	425	488
Public Service Co. of Colorado	5.125%	6/1/19	3,925	4,309
Public Service Co. of Colorado	3.200%	11/15/20	1,400	1,324
Public Service Co. of Colorado	6.250%	9/1/37	475	548
Public Service Co. of Oklahoma	5.150%	12/1/19	650	681
Public Service Co. of Oklahoma	6.625%	11/15/37	1,550	1,658
Public Service Electric & Gas Co.	3.500%	8/15/20	625	602
Public Service Electric & Gas Co.	5.250%	7/1/35	100	99
Public Service Electric & Gas Co.	5.800%	5/1/37	1,275	1,373
Public Service Electric & Gas Co.	5.500%	3/1/40	2,725	2,870
Puget Sound Energy Inc.	5.483%	6/1/35	250	246
Puget Sound Energy Inc.	6.274%	3/15/37	1,525	1,651
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,418
Puget Sound Energy Inc.	5.795%	3/15/40	660	672
Puget Sound Energy Inc.	5.764%	7/15/40	600	608

69

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Diego Gas & Electric Co.	5.300%	11/15/15	650	736
San Diego Gas & Electric Co.	5.350%	5/15/35	250	256
San Diego Gas & Electric Co.	6.125%	9/15/37	1,475	1,678
San Diego Gas & Electric Co.	6.000%	6/1/39	225	253
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,576
Sierra Pacific Power Co.	6.750%	7/1/37	1,450	1,625
South Carolina Electric & Gas Co.	6.500%	11/1/18	275	326
South Carolina Electric & Gas Co.	6.625%	2/1/32	625	718
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,550	1,686
Southern California Edison Co.	5.000%	1/15/14	2,725	2,978
Southern California Edison Co.	5.750%	3/15/14	700	784
Southern California Edison Co.	4.650%	4/1/15	425	465
Southern California Edison Co.	5.000%	1/15/16	350	390
Southern California Edison Co.	5.500%	8/15/18	500	563
Southern California Edison Co.	6.650%	4/1/29	150	172
Southern California Edison Co.	6.000%	1/15/34	1,000	1,101
Southern California Edison Co.	5.750%	4/1/35	325	348
Southern California Edison Co.	5.350%	7/15/35	1,275	1,295
Southern California Edison Co.	5.550%	1/15/36	500	522
Southern California Edison Co.	5.625%	2/1/36	1,875	1,976
Southern California Edison Co.	5.550%	1/15/37	2,400	2,506
Southern California Edison Co.	5.950%	2/1/38	2,800	3,087
Southern California Edison Co.	4.500%	9/1/40	3,000	2,702
Southern Co.	5.300%	1/15/12	1,200	1,254
Southern Co.	2.375%	9/15/15	2,850	2,806
Southern Power Co.	6.250%	7/15/12	1,050	1,130
Southern Power Co.	4.875%	7/15/15	2,125	2,298
Southwestern Electric Power Co.	5.550%	1/15/17	100	106
Southwestern Electric Power Co.	6.450%	1/15/19	950	1,048
Tampa Electric Co.	6.100%	5/15/18	475	535
Tampa Electric Co.	6.550%	5/15/36	1,075	1,190
Teco Finance Inc.	4.000%	3/15/16	1,100	1,122
Teco Finance Inc.	5.150%	3/15/20	1,000	1,039
Toledo Edison Co.	6.150%	5/15/37	275	284
TransAlta Corp.	4.750%	1/15/15	400	423
TransAlta Corp.	6.650%	5/15/18	425	479
UIL Holdings Corp.	4.625%	10/1/20	1,000	946
Union Electric Co.	5.400%	2/1/16	1,025	1,131
Union Electric Co.	8.450%	3/15/39	2,500	3,519
United Utilities plc	5.375%	2/1/19	4,400	4,538
Virginia Electric and Power Co.	5.100%	11/30/12	375	404
Virginia Electric and Power Co.	5.400%	1/15/16	800	903
Virginia Electric and Power Co.	3.450%	9/1/22	3,000	2,803
Virginia Electric and Power Co.	6.000%	1/15/36	1,575	1,728
Virginia Electric and Power Co.	6.000%	5/15/37	4,225	4,645
Virginia Electric and Power Co.	6.350%	11/30/37	3,450	3,946
Virginia Electric and Power Co.	8.875%	11/15/38	900	1,309
Wisconsin Electric Power Co.	6.000%	4/1/14	825	925
Wisconsin Electric Power Co.	4.250%	12/15/19	2,650	2,722
Wisconsin Electric Power Co.	5.625%	5/15/33	325	335
Wisconsin Electric Power Co.	5.700%	12/1/36	200	210
3 Wisconsin Energy Corp.	6.250%	5/15/67	5,325	5,287
Wisconsin Power & Light Co.	5.000%	7/15/19	475	513
Wisconsin Power & Light Co.	6.375%	8/15/37	1,400	1,592

70

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Xcel Energy Inc.	5.613%	4/1/17	275	299
Xcel Energy Inc.	4.700%	5/15/20	1,800	1,871
Xcel Energy Inc.	6.500%	7/1/36	975	1,087

NaturalGas (0.6%)
AGL Capital Corp.	5.250%	8/15/19	1,600	1,686
Atmos Energy Corp.	4.950%	10/15/14	2,125	2,277
Atmos Energy Corp.	8.500%	3/15/19	450	564
Boardwalk Pipelines LP	5.500%	2/1/17	925	980
British Transco Finance Inc.	6.625%	6/1/18	425	481
Buckeye Partners LP	6.050%	1/15/18	100	110
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,275	1,442
CenterPoint Energy Resources Corp.	6.150%	5/1/16	675	752
DCP Midstream LLC	8.125%	8/16/30	175	206
DCP Midstream Operating LP	3.250%	10/1/15	1,200	1,184
El Paso Natural Gas Co.	5.950%	4/15/17	8,800	9,422
Enbridge Energy Partners LP	6.500%	4/15/18	3,625	4,119
Enbridge Energy Partners LP	9.875%	3/1/19	4,475	5,865
Enbridge Energy Partners LP	5.200%	3/15/20	525	551
Enbridge Energy Partners LP	7.500%	4/15/38	1,475	1,769
Enbridge Inc.	4.900%	3/1/15	800	874
Enbridge Inc.	5.600%	4/1/17	2,160	2,419
Energy Transfer Partners LP	5.650%	8/1/12	1,875	1,989
Energy Transfer Partners LP	8.500%	4/15/14	5,000	5,793
Energy Transfer Partners LP	5.950%	2/1/15	4,900	5,347
Energy Transfer Partners LP	6.125%	2/15/17	500	534
Energy Transfer Partners LP	9.000%	4/15/19	2,425	3,040
Energy Transfer Partners LP	6.625%	10/15/36	750	779
Energy Transfer Partners LP	7.500%	7/1/38	100	116
7 Enron Corp.	7.625%	9/10/04	400	1
7 Enron Corp.	6.625%	11/15/05	300	—
7 Enron Corp.	7.125%	5/15/07	1,800	2
7 Enron Corp.	6.875%	10/15/07	1,800	2
7 Enron Corp.	6.750%	8/1/09	1,300	2
Enterprise Products Operating LLC	5.650%	4/1/13	950	1,023
Enterprise Products Operating LLC	5.900%	4/15/13	625	678
Enterprise Products Operating LLC	9.750%	1/31/14	7,325	8,872
Enterprise Products Operating LLC	5.600%	10/15/14	9,025	9,957
Enterprise Products Operating LLC	6.300%	9/15/17	5,850	6,608
Enterprise Products Operating LLC	6.650%	4/15/18	975	1,114
Enterprise Products Operating LLC	6.500%	1/31/19	750	851
Enterprise Products Operating LLC	5.200%	9/1/20	1,000	1,035
Enterprise Products Operating LLC	6.875%	3/1/33	5,398	6,046
Enterprise Products Operating LLC	7.550%	4/15/38	3,130	3,731
Enterprise Products Operating LLC	6.125%	10/15/39	400	417
EQT Corp.	6.500%	4/1/18	3,175	3,431
EQT Corp.	8.125%	6/1/19	2,275	2,650
7 HNG Internorth	9.625%	3/15/06	1,000	1
KeySpan Corp.	8.000%	11/15/30	150	187
Kinder Morgan Energy Partners LP	7.125%	3/15/12	1,825	1,950
Kinder Morgan Energy Partners LP	5.850%	9/15/12	2,100	2,255
Kinder Morgan Energy Partners LP	5.000%	12/15/13	5,800	6,307
Kinder Morgan Energy Partners LP	5.125%	11/15/14	3,250	3,518
Kinder Morgan Energy Partners LP	5.950%	2/15/18	2,300	2,537
Kinder Morgan Energy Partners LP	7.300%	8/15/33	350	391

71

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kinder Morgan Energy Partners LP	6.500%	2/1/37	200	205
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,000	2,183
Kinder Morgan Energy Partners LP	6.500%	9/1/39	3,275	3,367
Magellan Midstream Partners LP	5.650%	10/15/16	250	275
Magellan Midstream Partners LP	6.550%	7/15/19	1,750	1,983
Magellan Midstream Partners LP	4.250%	2/1/21	6,000	5,791
National Grid plc	6.300%	8/1/16	2,450	2,795
NuStar Logistics LP	7.650%	4/15/18	1,700	1,956
Oneok Inc.	5.200%	6/15/15	1,000	1,062
Oneok Inc.	6.000%	6/15/35	3,715	3,619
ONEOK Partners LP	5.900%	4/1/12	2,125	2,241
ONEOK Partners LP	6.150%	10/1/16	3,550	3,999
ONEOK Partners LP	8.625%	3/1/19	2,500	3,134
ONEOK Partners LP	6.650%	10/1/36	4,450	4,737
ONEOK Partners LP	6.850%	10/15/37	2,575	2,815
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	2,900	3,098
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	325	361
Plains All American Pipeline LP /
PAA Finance Corp.	6.125%	1/15/17	2,000	2,206
Plains All American Pipeline LP /
PAA Finance Corp.	8.750%	5/1/19	125	156
Plains All American Pipeline LP /
PAA Finance Corp.	6.650%	1/15/37	325	338
Questar Corp.	2.750%	2/1/16	250	248
Sempra Energy	6.000%	2/1/13	200	217
Sempra Energy	9.800%	2/15/19	1,500	2,014
Sempra Energy	6.000%	10/15/39	2,075	2,200
Southern California Gas Co.	5.750%	11/15/35	400	430
5 Southern Natural Gas Co.	5.900%	4/1/17	2,925	3,139
Southern Union Co.	7.600%	2/1/24	5,200	5,557
Southern Union Co.	8.250%	11/15/29	700	757
Spectra Energy Capital LLC	6.250%	2/15/13	325	352
Spectra Energy Capital LLC	5.500%	3/1/14	1,250	1,355
Spectra Energy Capital LLC	5.668%	8/15/14	100	110
Spectra Energy Capital LLC	6.200%	4/15/18	325	362
Spectra Energy Capital LLC	6.750%	2/15/32	725	776
Tennessee Gas Pipeline Co.	7.500%	4/1/17	720	829
Tennessee Gas Pipeline Co.	7.625%	4/1/37	1,940	2,118
Texas Eastern Transmission LP	7.000%	7/15/32	100	117
Texas Gas Transmission LLC	4.600%	6/1/15	1,275	1,337
TransCanada PipeLines Ltd.	4.000%	6/15/13	1,800	1,905
TransCanada PipeLines Ltd.	3.400%	6/1/15	4,000	4,136
TransCanada PipeLines Ltd.	6.500%	8/15/18	8,865	10,474
TransCanada PipeLines Ltd.	7.125%	1/15/19	1,675	2,042
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,400	1,419
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,675	2,766
TransCanada PipeLines Ltd.	6.200%	10/15/37	3,450	3,762
TransCanada PipeLines Ltd.	7.250%	8/15/38	300	372
TransCanada PipeLines Ltd.	7.625%	1/15/39	100	128
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	4,100	4,045
Williams Partners LP	3.800%	2/15/15	1,200	1,240
Williams Partners LP	5.250%	3/15/20	6,350	6,566
Williams Partners LP	4.125%	11/15/20	3,700	3,509
Williams Partners LP	6.300%	4/15/40	1,650	1,726

72

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Williams Partners LP /
Williams Partners Finance Corp.	7.250%	2/1/17	7,000	8,139

Other Utility (0.0%)
Veolia Environnement SA	6.000%	6/1/18	6,000	6,718
				851,342
Total Corporate Bonds (Cost $6,745,686)				7,297,455
Sovereign Bonds (U.S. Dollar-Denominated) (3.9%)
African Development Bank	1.000%	11/23/11	2,100	2,108
African Development Bank	1.750%	10/1/12	1,150	1,165
African Development Bank	1.625%	2/11/13	2,800	2,834
African Development Bank	3.000%	5/27/14	7,175	7,576
Asian Development Bank	2.125%	3/15/12	1,575	1,604
Asian Development Bank	4.500%	9/4/12	325	345
Asian Development Bank	1.625%	7/15/13	4,550	4,616
Asian Development Bank	3.625%	9/5/13	7,400	7,902
Asian Development Bank	2.750%	5/21/14	8,875	9,251
Asian Development Bank	4.250%	10/20/14	3,550	3,903
Asian Development Bank	2.625%	2/9/15	7,900	8,110
Asian Development Bank	5.500%	6/27/16	1,850	2,136
Asian Development Bank	5.250%	6/12/17	100	114
Asian Development Bank	5.593%	7/16/18	1,700	1,939
Brazilian Government International Bond	11.000%	1/11/12	1,400	1,537
Brazilian Government International Bond	10.250%	6/17/13	800	958
Brazilian Government International Bond	10.500%	7/14/14	1,275	1,620
Brazilian Government International Bond	7.875%	3/7/15	4,875	5,809
Brazilian Government International Bond	6.000%	1/17/17	7,675	8,673
3 Brazilian Government International Bond	8.000%	1/15/18	8,313	9,726
Brazilian Government International Bond	5.875%	1/15/19	21,875	24,281
Brazilian Government International Bond	8.875%	10/14/19	3,600	4,761
Brazilian Government International Bond	4.875%	1/22/21	5,050	5,166
Brazilian Government International Bond	8.875%	4/15/24	1,525	2,104
Brazilian Government International Bond	8.750%	2/4/25	4,200	5,775
Brazilian Government International Bond	10.125%	5/15/27	4,200	6,363
Brazilian Government International Bond	8.250%	1/20/34	2,775	3,684
Brazilian Government International Bond	7.125%	1/20/37	11,425	13,597
Brazilian Government International Bond	11.000%	8/17/40	9,900	13,291
Brazilian Government International Bond	5.625%	1/7/41	16,075	15,753
Chile Government International Bond	7.125%	1/11/12	1,225	1,298
Chile Government International Bond	5.500%	1/15/13	1,000	1,080
Chile Government International Bond	3.875%	8/5/20	14,850	14,597
China Development Bank Corp.	4.750%	10/8/14	2,625	2,797
China Development Bank Corp.	5.000%	10/15/15	525	570
China Government International Bond	4.750%	10/29/13	1,800	1,968
Corp Andina de Fomento	3.750%	1/15/16	900	885
Corp Andina de Fomento	8.125%	6/4/19	5,775	6,933
Corp. Andina de Fomento	5.200%	5/21/13	1,375	1,465
Corp. Andina de Fomento	5.125%	5/5/15	5,200	5,461
Corp. Andina de Fomento	5.750%	1/12/17	4,700	4,973
Council Of Europe Development Bank	2.750%	2/10/15	2,200	2,255
8 Development Bank of Japan	4.250%	6/9/15	625	678
Eksportfinans ASA	1.875%	4/2/13	550	558
Eksportfinans ASA	3.000%	11/17/14	1,675	1,731
Eksportfinans ASA	2.000%	9/15/15	5,000	4,876

73

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Eksportfinans ASA	5.500%	5/25/16	2,700	3,042
Eksportfinans ASA	5.500%	6/26/17	4,175	4,699
European Bank for Reconstruction & Development	2.750%	4/20/15	7,700	7,899
European Bank for Reconstruction & Development	1.625%	9/3/15	1,800	1,754
European Investment Bank	2.000%	2/10/12	24,100	24,530
European Investment Bank	4.625%	3/21/12	7,600	7,948
5 European Investment Bank	1.125%	4/16/12	9,100	9,156
European Investment Bank	1.750%	9/14/12	8,000	8,152
European Investment Bank	1.625%	3/15/13	7,800	7,903
European Investment Bank	2.875%	3/15/13	2,825	2,937
European Investment Bank	3.250%	5/15/13	6,900	7,255
European Investment Bank	1.875%	6/17/13	6,500	6,631
European Investment Bank	4.250%	7/15/13	11,900	12,844
^ European Investment Bank	1.250%	9/17/13	12,275	12,343
European Investment Bank	2.375%	3/14/14	7,400	7,634
European Investment Bank	4.625%	5/15/14	11,075	12,220
European Investment Bank	3.125%	6/4/14	13,450	14,193
^ European Investment Bank	2.875%	1/15/15	7,875	8,182
European Investment Bank	2.750%	3/23/15	10,325	10,651
^ European Investment Bank	1.625%	9/1/15	6,000	5,841
^ European Investment Bank	1.375%	10/20/15	9,600	9,231
European Investment Bank	4.875%	2/16/16	4,500	5,025
European Investment Bank	5.125%	9/13/16	700	794
European Investment Bank	4.875%	1/17/17	6,325	7,068
European Investment Bank	5.125%	5/30/17	9,150	10,332
European Investment Bank	2.875%	9/15/20	12,900	12,102
European Investment Bank	4.875%	2/15/36	100	103
Export Development Canada	2.375%	3/19/12	3,825	3,904
Export Development Canada	1.750%	9/24/12	7,575	7,710
Export Development Canada	3.500%	5/16/13	4,650	4,923
Export Development Canada	3.125%	4/24/14	175	186
Export Development Canada	2.250%	5/28/15	1,550	1,565
Export-Import Bank of Korea	5.500%	10/17/12	3,025	3,219
Export-Import Bank of Korea	8.125%	1/21/14	11,800	13,430
Export-Import Bank of Korea	5.875%	1/14/15	1,750	1,894
Export-Import Bank of Korea	5.125%	3/16/15	3,275	3,459
Export-Import Bank of Korea	4.125%	9/9/15	3,950	4,010
Financement-Quebec	5.000%	10/25/12	1,275	1,366
Hungary Government International Bond	4.750%	2/3/15	1,050	1,026
Hydro Quebec	6.300%	5/11/11	2,825	2,885
Hydro Quebec	8.000%	2/1/13	2,750	3,124
Hydro Quebec	7.500%	4/1/16	1,150	1,411
Hydro Quebec	8.400%	1/15/22	2,450	3,346
Hydro Quebec	8.050%	7/7/24	1,350	1,867
Hydro Quebec	8.500%	12/1/29	100	144
Inter-American Development Bank	4.750%	10/19/12	3,975	4,240
Inter-American Development Bank	3.500%	3/15/13	2,625	2,776
Inter-American Development Bank	3.000%	4/22/14	11,725	12,351
Inter-American Development Bank	2.250%	7/15/15	9,625	9,689
Inter-American Development Bank	4.250%	9/14/15	3,450	3,784
Inter-American Development Bank	5.125%	9/13/16	100	114
Inter-American Development Bank	2.375%	8/15/17	5,100	4,976
Inter-American Development Bank	3.875%	9/17/19	18,750	19,424
Inter-American Development Bank	3.875%	2/14/20	2,300	2,393
Inter-American Development Bank	7.000%	6/15/25	1,125	1,395

74

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	International Bank for Reconstruction
	& Development	2.000%	4/2/12	16,225	16,513
	International Bank for Reconstruction
	& Development	0.800%	7/13/12	8,350	8,359
	International Bank for Reconstruction
	& Development	1.750%	7/15/13	8,200	8,330
	International Bank for Reconstruction
	& Development	3.500%	10/8/13	7,410	7,890
	International Bank for Reconstruction
	& Development	2.375%	5/26/15	16,675	16,961
	International Bank for Reconstruction
	& Development	5.000%	4/1/16	4,100	4,625
	International Bank for Reconstruction
	& Development	7.625%	1/19/23	950	1,290
	International Bank for Reconstruction
	& Development	8.875%	3/1/26	450	665
	International Finance Corp.	3.500%	5/15/13	2,350	2,494
	International Finance Corp.	3.000%	4/22/14	11,675	12,245
	International Finance Corp.	2.750%	4/20/15	3,250	3,346
	International Finance Corp.	2.125%	11/17/17	6,400	6,063
	Israel Government International Bond	4.625%	6/15/13	750	801
	Israel Government International Bond	5.125%	3/1/14	200	219
	Israel Government International Bond	5.500%	11/9/16	2,800	3,147
	Israel Government International Bond	5.125%	3/26/19	5,350	5,722
	Japan Bank for International Cooperation	4.375%	11/26/12	1,950	2,079
	Japan Bank for International Cooperation	4.250%	6/18/13	4,800	5,148
8	Japan Finance Corp.	1.500%	7/6/12	6,550	6,616
8	Japan Finance Corp.	2.125%	11/5/12	8,000	8,199
8	Japan Finance Corp.	2.875%	2/2/15	6,300	6,471
8	Japan Finance Organization for Municipalities	4.625%	4/21/15	2,675	2,950
	Japan Finance Organization for Municipalities	5.000%	5/16/17	1,100	1,230
	Korea Development Bank	5.300%	1/17/13	1,200	1,265
	Korea Development Bank	5.750%	9/10/13	3,300	3,590
	Korea Development Bank	8.000%	1/23/14	3,150	3,598
	Korea Development Bank	4.375%	8/10/15	11,800	12,105
	Korea Electric Power Corp.	7.750%	4/1/13	2,200	2,449
	Korea Finance Corp.	3.250%	9/20/16	4,000	3,836
9	Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	5,125	5,196
9	Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	7,975	8,133
	Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	4,425	4,670
9	Kreditanstalt fuer Wiederaufbau	1.250%	6/15/12	13,175	13,291
9	Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	12,900	13,141
	Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	19,600	20,528
	Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	4,000	4,232
9	Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	18,400	18,553
	Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	7,500	8,070
9	Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	300	320
	Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	575	625
^,9	Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	10,250	10,599
9	Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	11,875	12,162
9	Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	15,400	14,759
	Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	14,000	15,779
	Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	4,600	5,020
	Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	6,425	7,035
9	Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	19,300	21,499

75

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
9	Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	5,500	5,761
9	Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	16,625	15,559
	Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	5,450	1,487
10	Landeskreditbank
	Baden-Wuerttemberg Foerderbank	4.875%	1/13/12	2,625	2,737
9	Landwirtschaftliche Rentenbank	5.250%	7/2/12	2,675	2,852
	Landwirtschaftliche Rentenbank	1.875%	9/24/12	9,150	9,299
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	7,000	7,307
	Landwirtschaftliche Rentenbank	4.125%	7/15/13	2,500	2,680
9	Landwirtschaftliche Rentenbank	3.125%	7/15/15	6,605	6,868
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	10,650	11,871
9	Landwirtschaftliche Rentenbank	5.125%	2/1/17	2,000	2,247
	Mexico Government International Bond	6.375%	1/16/13	4,525	4,971
	Mexico Government International Bond	5.875%	2/17/14	8,025	8,880
	Mexico Government International Bond	6.625%	3/3/15	5,975	6,856
	Mexico Government International Bond	11.375%	9/15/16	1,325	1,865
	Mexico Government International Bond	5.625%	1/15/17	10,675	11,780
	Mexico Government International Bond	5.950%	3/19/19	5,975	6,662
	Mexico Government International Bond	8.125%	12/30/19	4,325	5,471
	Mexico Government International Bond	5.125%	1/15/20	11,950	12,490
	Mexico Government International Bond	8.300%	8/15/31	3,125	4,133
	Mexico Government International Bond	6.750%	9/27/34	11,800	13,348
	Mexico Government International Bond	6.050%	1/11/40	6,700	6,817
	Mexico Government International Bond	5.750%	10/12/10	1,150	1,020
	Nordic Investment Bank	1.625%	1/28/13	5,300	5,353
	Nordic Investment Bank	2.625%	10/6/14	4,000	4,130
	Nordic Investment Bank	2.500%	7/15/15	3,275	3,329
	Nordic Investment Bank	5.000%	2/1/17	1,150	1,292
11	Oesterreichische Kontrollbank AG	4.750%	11/8/11	725	749
11	Oesterreichische Kontrollbank AG	1.875%	3/21/12	2,275	2,308
11	Oesterreichische Kontrollbank AG	4.750%	10/16/12	2,025	2,168
11	Oesterreichische Kontrollbank AG	1.750%	3/11/13	6,900	6,995
	Oesterreichische Kontrollbank AG	4.500%	3/9/15	2,600	2,827
11	Oesterreichische Kontrollbank AG	5.000%	4/25/17	4,025	4,462
	Ontario Electricity Financial Corp.	7.450%	3/31/13	1,450	1,636
	Panama Government International Bond	5.200%	1/30/20	9,275	9,812
	Panama Government International Bond	7.125%	1/29/26	6,500	7,816
3	Panama Government International Bond	6.700%	1/26/36	4,000	4,442
	Pemex Project Funding Master Trust	7.375%	12/15/14	2,500	2,840
	Pemex Project Funding Master Trust	5.750%	3/1/18	8,925	9,520
	Pemex Project Funding Master Trust	6.625%	6/15/35	9,100	9,206
	Pemex Project Funding Master Trust	6.625%	6/15/38	2,025	2,012
	Peruvian Government International Bond	7.125%	3/30/19	7,350	8,746
	Peruvian Government International Bond	7.350%	7/21/25	1,525	1,849
	Peruvian Government International Bond	8.750%	11/21/33	7,842	10,694
3	Peruvian Government International Bond	6.550%	3/14/37	5,200	5,681
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	4,850	5,312
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	8,275	8,749
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	2,300	2,812
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	7,575	8,938
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	7,850	8,148
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	1,975	2,070
	Petroleos Mexicanos	4.875%	3/15/15	4,450	4,700
	Petroleos Mexicanos	8.000%	5/3/19	1,675	2,014
	Petroleos Mexicanos	6.000%	3/5/20	4,150	4,453

76

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Petroleos Mexicanos	5.500%	1/21/21	1,400	1,420
Poland Government International Bond	6.250%	7/3/12	2,425	2,583
Poland Government International Bond	5.250%	1/15/14	800	854
Poland Government International Bond	3.875%	7/16/15	12,250	12,449
Poland Government International Bond	5.000%	10/19/15	750	797
Poland Government International Bond	6.375%	7/15/19	15,275	17,108
Province of British Columbia Canada	2.850%	6/15/15	6,100	6,289
Province of Manitoba Canada	2.625%	7/15/15	1,475	1,505
Province of Manitoba Canada	4.900%	12/6/16	5,475	6,093
Province of Nova Scotia Canada	5.750%	2/27/12	550	579
Province of Nova Scotia Canada	2.375%	7/21/15	2,800	2,803
Province of Ontario Canada	1.875%	11/19/12	13,950	14,214
Province of Ontario Canada	4.100%	6/16/14	13,250	14,375
Province of Ontario Canada	2.950%	2/5/15	1,475	1,523
Province of Ontario Canada	2.700%	6/16/15	10,800	10,974
Province of Ontario Canada	1.875%	9/15/15	2,500	2,447
Province of Ontario Canada	4.750%	1/19/16	1,025	1,133
Province of Ontario Canada	5.450%	4/27/16	5,675	6,437
Province of Ontario Canada	3.150%	12/15/17	5,525	5,486
Province of Ontario Canada	4.000%	10/7/19	11,750	12,048
Province of Ontario Canada	4.400%	4/14/20	9,200	9,622
Province of Quebec Canada	4.875%	5/5/14	275	304
Province of Quebec Canada	4.600%	5/26/15	2,250	2,459
Province of Quebec Canada	5.125%	11/14/16	7,275	8,167
Province of Quebec Canada	4.625%	5/14/18	7,000	7,540
Province of Quebec Canada	3.500%	7/29/20	4,300	4,178
Province of Quebec Canada	7.125%	2/9/24	325	416
Province of Quebec Canada	7.500%	9/15/29	6,875	9,360
Province of Saskatchewan Canada	7.375%	7/15/13	425	488
Region of Lombardy Italy	5.804%	10/25/32	1,050	983
Republic of Italy	5.625%	6/15/12	1,875	1,968
Republic of Italy	2.125%	10/5/12	9,750	9,740
Republic of Italy	4.375%	6/15/13	4,350	4,535
Republic of Italy	2.125%	9/16/13	13,075	12,879
Republic of Italy	4.500%	1/21/15	4,000	4,100
Republic of Italy	3.125%	1/26/15	10,575	10,311
Republic of Italy	4.750%	1/25/16	8,075	8,196
Republic of Italy	5.250%	9/20/16	13,275	13,773
Republic of Italy	6.875%	9/27/23	4,600	5,076
Republic of Italy	5.375%	6/15/33	5,650	5,311
Republic of Korea	4.250%	6/1/13	5,700	5,971
Republic of Korea	5.750%	4/16/14	3,175	3,459
Republic of Korea	4.875%	9/22/14	2,400	2,568
Republic of Korea	7.125%	4/16/19	3,175	3,809
Republic of Korea	5.625%	11/3/25	575	619
South Africa Government International Bond	7.375%	4/25/12	2,650	2,849
South Africa Government International Bond	6.875%	5/27/19	7,375	8,638
South Africa Government International Bond	5.500%	3/9/20	4,800	5,088
South Africa Government International Bond	5.875%	5/30/22	1,075	1,164
Svensk Exportkredit AB	3.250%	9/16/14	5,050	5,278
Svensk Exportkredit AB	1.750%	10/20/15	2,600	2,512
Svensk Exportkredit AB	5.125%	3/1/17	550	614
Total Sovereign Bonds (Cost $1,451,900)				1,502,840

77

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Taxable Municipal Bonds (0.8%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	100	99
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	575	623
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	400	377
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	1,750	1,605
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	750	771
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	2,050	2,205
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	875	881
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,500	1,501
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,325	2,370
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	3,700	3,673
Board of Regents of the University of
Texas System Revenue Financing
System Revenue	5.262%	7/1/39	650	633
Board of Regents of the University of
Texas System Revenue Financing
System Revenue	6.276%	8/15/41	525	540
Board of Regents of the University of
Texas System Revenue Financing
System Revenue	5.134%	8/15/42	150	147
Board of Regents of the University of
Texas System Revenue Financing
System Revenue	4.794%	8/15/46	1,250	1,137
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	2,250	2,382
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	750	801
California GO	5.250%	4/1/14	1,175	1,235
California GO	3.950%	11/1/15	2,550	2,543
California GO	5.750%	3/1/17	4,000	4,206
California GO	6.200%	3/1/19	1,100	1,141
California GO	6.200%	10/1/19	3,925	4,061
California GO	5.700%	11/1/21	4,200	4,160
California GO	7.500%	4/1/34	9,225	9,544
California GO	5.650%	4/1/39	1,225	1,294
California GO	7.300%	10/1/39	1,200	1,217
California GO	7.350%	11/1/39	8,200	8,368
California GO	7.625%	3/1/40	2,950	3,109
California GO	7.600%	11/1/40	2,900	3,037
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	550	549
Chicago IL Board of Education GO	6.319%	11/1/29	1,025	1,008
Chicago IL Board of Education GO	6.138%	12/1/39	400	366
Chicago IL Metropolitan Water
Reclamation District GO	5.720%	12/1/38	3,000	3,099

78

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport Revenue	6.845%	1/1/38	400	386
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	600	583
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,650	1,513
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	2,625	2,627
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	600	602
Chicago IL Water Revenue	6.742%	11/1/40	900	888
Clark County NV Airport Revenue	6.881%	7/1/42	550	557
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	2,350	2,349
Connecticut GO	5.090%	10/1/30	800	765
Connecticut GO	5.850%	3/15/32	5,475	5,713
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	100	100
Cook County IL GO	6.229%	11/15/34	750	731
Curators of the University of Missouri
System Facilities Revenue	5.960%	11/1/39	1,000	1,048
Curators of the University of Missouri
System Facilities Revenue	5.792%	11/1/41	2,900	3,029
Dallas County TX Hospital District Revenue	5.621%	8/15/44	750	774
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,650	1,480
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,500	1,572
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,825	1,634
Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,567
Denver CO City & County School District
No. 1 GO	5.664%	12/1/33	525	536
District of Columbia Income Tax Revenue	5.591%	12/1/34	450	455
District of Columbia Income Tax Revenue	5.582%	12/1/35	650	662
East Baton Rouge LA Sewer
Commission Revenue	6.087%	2/1/45	975	955
Georgia GO	4.503%	11/1/25	2,300	2,331
Georgia Municipal Electric Power
Authority Revenue	6.637%	4/1/57	3,050	2,992
Georgia Municipal Electric Power
Authority Revenue	6.655%	4/1/57	2,250	2,184
Georgia Municipal Electric Power
Authority Revenue	7.055%	4/1/57	1,275	1,175
Illinois GO	2.766%	1/1/12	4,800	4,830
Illinois GO	4.071%	1/1/14	4,800	4,919
Illinois GO	4.950%	6/1/23	5,125	4,494
Illinois GO	5.100%	6/1/33	13,500	10,159
Illinois GO	6.630%	2/1/35	1,050	970
Illinois GO	6.725%	4/1/35	3,250	2,998
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	460	452
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	625	571
Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	3,700	3,872
Kansas Development Finance Authority Revenue
(Public Employees Retirement System)	5.501%	5/1/34	1,525	1,471
Kentucky Asset/Liability Commission
General Fund Revenue	3.165%	4/1/18	300	293
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	650	682
Los Angeles CA Community College District GO	6.600%	8/1/42	1,950	1,997
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	850	745

79

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	2,400	2,365
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	600	559
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	4,800	4,916
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	519
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,500	1,430
Los Angeles CA Unified School District GO	5.750%	7/1/34	4,600	4,338
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.735%	6/1/39	2,200	2,089
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	1,700	1,683
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	750	742
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute)	3.450%	9/1/14	1,450	1,530
Maryland Health & Higher Educational
Facilities Authority Revenue
(Johns Hopkins University)	5.250%	7/1/19	2,275	2,497
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	700	727
Massachusetts GO	4.200%	12/1/21	2,300	2,304
Massachusetts GO	5.456%	12/1/39	2,000	2,058
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	950	985
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	475	505
Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	1,050	1,028
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	1,000	1,001
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,550	2,826
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	6.089%	11/15/40	400	395
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	6.548%	11/15/31	300	297
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	800	727
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	6.648%	11/15/39	1,750	1,756
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	525	515
Mississippi GO	5.245%	11/1/34	700	682
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	600	596
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College)	4.750%	6/1/19	275	294
New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	3,175	3,405
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.700%	3/1/39	1,500	1,604
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.561%	12/15/40	4,865	4,975

80

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Turnpike Authority Revenue	4.252%	1/1/16	900	944
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	3,850	4,247
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	4,355
New York City NY GO	6.646%	12/1/31	100	102
New York City NY GO	6.246%	6/1/35	750	753
New York City NY GO	5.968%	3/1/36	1,250	1,247
New York City NY GO	5.985%	12/1/36	600	614
New York City NY GO	5.517%	10/1/37	3,225	3,080
New York City NY GO	5.846%	6/1/40	750	728
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	500	497
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	1,150	1,167
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	350	357
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	1,400	1,325
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	3,300	3,263
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	2,500	2,588
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	750	756
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	3,300	3,254
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	2,600	2,569
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	1,250	1,192
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	900	881
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	750	721
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	2,175	2,165
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	650	668
North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,250	1,223
Ohio State University General Receipts Revenue	4.910%	6/1/40	1,575	1,435
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,000	952
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	650	678
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	1,050	1,076
Oregon GO	5.762%	6/1/23	650	682
Oregon GO	5.892%	6/1/27	975	1,049
Oregon School Boards Association GO	4.759%	6/30/28	700	621
Oregon School Boards Association GO	5.528%	6/30/28	375	367
Pennsylvania GO	4.650%	2/15/26	850	817
Pennsylvania GO	5.350%	5/1/30	3,000	2,919
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	1,000	904
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	550	498
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	550	494

81

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Port Authority of New York &
New Jersey Revenue	6.040%	12/1/29	850	888
Port Authority of New York &
New Jersey Revenue	5.647%	11/1/40	4,700	4,502
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,400	1,403
Rutgers State University NJ Revenue	5.665%	5/1/40	725	725
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	750	689
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,500	1,551
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	1,175	1,196
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	1,875	1,885
San Diego County CA Water Authority Revenue	6.947%	7/1/40	650	676
San Diego County CA Water Authority Revenue	6.138%	5/1/49	750	761
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	3,500	3,413
South Carolina Public Service Authority Revenue	6.454%	1/1/50	4,125	4,335
Texas Transportation Commission Revenue	5.028%	4/1/26	750	740
Texas Transportation Commission Revenue	5.178%	4/1/30	800	799
Texas Transportation Commission Revenue	4.631%	4/1/33	2,300	2,130
Texas Transportation Commission Revenue	4.681%	4/1/40	1,075	977
University of California Regents Medical
Center Revenue	6.548%	5/15/48	1,600	1,573
University of California Regents Medical
Center Revenue	6.583%	5/15/49	975	962
University of California Revenue	5.946%	5/15/45	4,700	4,367
University of Massachusetts Building
Authority Revenue	5.450%	11/1/40	600	574
University of Virginia Revenue	6.200%	9/1/39	1,000	1,132
Utah GO	4.554%	7/1/24	1,000	1,019
Utah GO	3.539%	7/1/25	2,300	2,110
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	100	106
Washington GO	5.090%	8/1/33	3,825	3,751
Washington GO	5.481%	8/1/39	270	265
Washington GO	5.140%	8/1/40	2,325	2,249
Wisconsin GO	4.800%	5/1/13	775	828
Wisconsin GO	5.700%	5/1/26	900	913
Total Taxable Municipal Bonds (Cost $294,731)				293,398

82

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (0.0%)
San Francisco CA City & County Public
Utility Commission Water Revenue
(Cost $1,648)	6.000%	11/1/40	1,600	1,553

			Shares
Temporary Cash Investment (3.2%)
Money Market Fund (3.2%)
[12,13]Vanguard Market
Liquidity Fund
(Cost $1,224,817)	0.211%		1,224,817,271	1,224,817
Total Investments (102.2%) (Cost $38,138,340)				39,279,857
Other Assets and Liabilities (-2.2%)
Other Assets				1,145,691
Liabilities[13]				(1,989,501)
				(843,810)
Net Assets (100%)				38,436,047

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value				39,279,857
Receivables for Investment Securities Sold				528,393
Other Assets				617,298
Total Assets				40,425,548
Liabilities
Payables for Investment Securities Purchased				1,889,716
Other Liabilities[13]				99,785
Total Liabilities				1,989,501
Net Assets				38,436,047

83

Total Bond Market II Index Fund

At December 31, 2010, net assets consisted of:

Amount
($000)
Paid-in Capital	37,306,064
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(11,534)
Unrealized Appreciation (Depreciation)	1,141,517
Net Assets	38,436,047

Investor Shares—Net Assets
Applicable to 2,648,770,515 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	27,806,722
Net Asset Value Per Share—Investor Shares	$10.50

Institutional Shares—Net Assets
Applicable to 1,012,534,196 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,629,325
Net Asset Value Per Share—Institutional Shares	$10.50

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $43,449,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Guaranteed by the National Credit Union Administration.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate value of these securities was $182,895,000, representing 0.5% of net assets.
6 Adjustable-rate security.
7 Non-income-producing security—security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the State of Baden-Wurttemberg.
11 Guaranteed by the Republic of Austria.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13 Includes $44,480,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

84

Total Bond Market II Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Interest[1]	1,071,708
Security Lending	117
Total Income	1,071,825
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,116
Management and Administrative—Investor Shares	19,766
Management and Administrative—Institutional Shares	3,057
Marketing and Distribution—Investor Shares	6,314
Marketing and Distribution—Institutional Shares	2,173
Custodian Fees	392
Auditing Fees	43
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	48
Total Expenses	33,914
Net Investment Income	1,037,911
Realized Net Gain (Loss) on Investment Securities Sold	255,322
Change in Unrealized Appreciation (Depreciation) of Investment Securities	578,680
Net Increase (Decrease) in Net Assets Resulting from Operations	1,871,913
1 Interest income from an affiliated company of the fund was $3,248,000.

See accompanying Notes, which are an integral part of the Financial Statements.

85

Total Bond Market II Index Fund

Statement of Changes in Net Assets

		January 26,
	Year Ended	2009[1] to
	December 31,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,037,911	737,273
Realized Net Gain (Loss)	255,322	(5,942)
Change in Unrealized Appreciation (Depreciation)	578,680	562,837
Net Increase (Decrease) in Net Assets Resulting from Operations	1,871,913	1,294,168
Distributions
Net Investment Income
Investor Shares	(759,123)	(577,735)
Institutional Shares	(278,788)	(159,584)
Realized Capital Gain[2]
Investor Shares	(176,360)	—
Institutional Shares	(67,869)	—
Total Distributions	(1,282,140)	(737,319)
Capital Share Transactions
Investor Shares	6,919,889	20,011,458
Institutional Shares	3,418,568	6,939,510
Net Increase (Decrease) from Capital Share Transactions	10,338,457	26,950,968
Total Increase (Decrease)	10,928,230	27,507,817
Net Assets
Beginning of Period	27,507,817	—
End of Period	38,436,047	27,507,817

1 Inception.
2 Includes fiscal 2010 short-term gain distributions totaling $179,580,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

86

Total Bond Market II Index Fund

Financial Highlights

Investor Shares

		Jan. 26,
	Year Ended	2009[1] to
	December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009
Net Asset Value, Beginning of Period	$10.26	$10.00
Investment Operations
Net Investment Income	.345	.358
Net Realized and Unrealized Gain (Loss) on Investments	.308	.260
Total from Investment Operations	.653	.618
Distributions
Dividends from Net Investment Income	(.345)	(.358)
Distributions from Realized Capital Gains	(.068)	—
Total Distributions	(.413)	(.358)
Net Asset Value, End of Period	$10.50	$10.26

Total Return[2]	6.42%	6.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,807	$20,432
Ratio of Total Expenses to Average Net Assets	0.12%	0.11%[3]
Ratio of Net Investment Income to Average Net Assets	3.25%	3.76%[3]
Portfolio Turnover Rate	105%[4]	110%

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Includes 31% that is attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

87

Total Bond Market II Index Fund

Financial Highlights

Institutional Shares

		Feb. 17,
	Year Ended	2009[1] to
	December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009
Net Asset Value, Beginning of Period	$10.26	$10.03
Investment Operations
Net Investment Income	.350	.338
Net Realized and Unrealized Gain (Loss) on Investments	.308	.230
Total from Investment Operations	.658	.568
Distributions
Dividends from Net Investment Income	(.350)	(.338)
Distributions from Realized Capital Gains	(.068)	—
Total Distributions	(.418)	(.338)
Net Asset Value, End of Period	$10.50	$10.26

Total Return	6.47%	5.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,629	$7,076
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]
Ratio of Net Investment Income to Average Net Assets	3.30%	3.80%[2]
Portfolio Turnover Rate	105%[3]	110%

1 Inception.
2 Annualized.
3 Includes 31% that is attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

88

Total Bond Market II Index Fund

Notes to Financial Statements

Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds-of-funds as well as certain similar trusts and accounts (“eligible investors”). The fund is not available to other investors. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to eligible investors who meet the fund’s minimum purchase requirements. Institutional Shares are designed for eligible institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

3. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously purchases similar securities for future settlement at a lower price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. Although the fund forgoes principal and interest paid on the securities sold, it is compensated by interest earned on the sale proceeds and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions, in which the fund buys securities from a dealer pursuant to a TBA transaction and simultaneously sells similar securities for future settlement. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls with only highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

89

Total Bond Market II Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $6,332,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.53% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

90

Total Bond Market II Index Fund

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	27,656,846	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,302,948	—
Corporate Bonds	—	7,297,447	8
Sovereign Bonds	—	1,502,840	—
Taxable Municipal Bonds	—	293,398	—
Tax-Exempt Municipal Bonds	—	1,553	—
Temporary Cash Investments	1,224,817	—	—
Total	1,224,817	38,055,032	8

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2010:

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2009	15
Change in Unrealized Appreciation (Depreciation)	(7)
Balance as of December 31, 2010	8

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $16,639,000 from overdistributed net realized gains to paid-in capital.

For tax purposes, at December 31, 2010, the fund had no capital gains available for distribution. The fund realized short-term losses of $1,398,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011.

At December 31, 2010, the cost of investment securities for tax purposes was $38,148,475,000. Net unrealized appreciation of investment securities for tax purposes was $1,131,382,000, consisting of unrealized gains of $1,291,520,000 on securities that had risen in value since their purchase and $160,138,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2010, the fund purchased $3,796,554,000 of investment securities and sold $1,297,187,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $38,982,774,000 and $31,547,801,000, respectively.

91

Total Bond Market II Index Fund

F. Capital share transactions for each class of shares were:

		Year Ended	January 26, 2009[1] to
	December 31, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	11,116,495	1,054,319	22,626,091	2,252,203
Issued in Lieu of Cash Distributions	935,480	88,664	577,735	56,763
Redeemed	(5,132,086)	(486,284)	(3,192,368)	(316,895)
Net Increase (Decrease)—Investor Shares	6,919,889	656,699	20,011,458	1,992,071
Institutional Shares
Issued	4,549,822	429,893	7,305,053	726,011
Issued in Lieu of Cash Distributions	346,656	32,844	159,584	15,596
Redeemed	(1,477,910)	(140,107)	(525,127)	(51,703)
Net Increase (Decrease)—Institutional Shares	3,418,568	322,630	6,939,510	689,904
1 Inception.

G. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

92

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Total Bond Market II Index Fund: In our opinion, the accompanying statement of net assets and the statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Bond Market II Index Fund (constituting a separate portfolio of Vanguard Bond Index Funds, hereafter referred to as the “Fund”) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period January 26, 2009 (commencement of operations) through December 31, 2009, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 14, 2011

Special 2010 tax information (unaudited) for Vanguard Total Bond Market II Index Fund

This information for the fiscal year ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $70,287,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 88.8% of income dividends are interest-related dividends.

93

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

94

Six Months Ended December 31, 2010

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market II Index Fund	6/30/2010	12/31/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,010.57	$0.61
Institutional Shares	1,000.00	1,010.82	0.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.60	$0.61
Institutional Shares	1,000.00	1,024.85	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for Investor Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

95

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For this report, credit-quality ratings for each issue are obtained from Barclays Capital using ratings derived from Moody’s Investors Service, Fitch Ratings, and Standard & Poor’s. When ratings from all three agencies are available, the median rating is used; when ratings are available from two of the agencies, the lower rating is used; and when one rating is available, that rating is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

96

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008).	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components).	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm).	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008).
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	JamesM. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010).	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6350 022011

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2010: $229,000
Fiscal Year Ended December 31, 2009: $195,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2010: $3,607,060
Fiscal Year Ended December 31, 2009: $3,354,640

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2010: $791,350
Fiscal Year Ended December 31, 2009: $876,210

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2010: $336,090
Fiscal Year Ended December 31, 2009: $423,070

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2010: $16,000
Fiscal Year Ended December 31, 2009: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2010: $352,090
Fiscal Year Ended December 31, 2009: $423,070

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 17, 2011

VANGUARD BOND INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 17, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.